Quarterly Report
December 31, 2021
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.4%
BHP Group PLC	65,590	$1,954,000
Glencore PLC (a)	335,087	1,701,743
Rio Tinto PLC	33,330	2,208,436
		5,864,179
AUSTRIA — 0.6%
Addiko Bank AG	385	5,976
Agrana Beteiligungs AG	388	7,589
ams AG (a)	8,023	146,125
ANDRITZ AG	2,197	113,379
AT&S Austria Technologie & Systemtechnik AG	803	39,540
BAWAG Group AG (a)(b)	2,175	134,059
CA Immobilien Anlagen AG	1,515	56,854
DO & Co. AG (a)	206	17,359
Erste Group Bank AG	9,184	431,861
EVN AG	1,069	32,337
FACC AG (a)	572	4,586
Flughafen Wien AG (a)	271	8,198
IMMOFINANZ AG (a)(c)	2,411	61,800
Lenzing AG (a)(c)	409	56,744
Mayr Melnhof Karton AG	272	54,626
Mondi PLC	14,276	353,078
Oberbank AG	401	41,680
Oesterreichische Post AG (c)	1,044	44,878
OMV AG	4,505	255,898
Palfinger AG	409	16,000
PIERER Mobility AG	241	24,863
Porr AG (a)	387	6,047
Raiffeisen Bank International AG	4,365	128,465
Rosenbauer International AG (c)	85	4,485
S IMMO AG	1,327	32,822
S&T AG (c)	1,574	26,241
Schoeller-Bleckmann Oilfield Equipment AG (a)	338	11,896
Semperit AG Holding	342	11,395
Strabag SE	439	18,297
Telekom Austria AG (a)	4,418	38,284
UBM Development AG	97	4,776
UNIQA Insurance Group AG	3,759	34,497
Verbund AG	2,075	233,373
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,246	35,282
Voestalpine AG	3,499	127,330
Wienerberger AG	3,648	134,163
Zumtobel Group AG	912	7,986
		2,762,769
BELGIUM — 1.6%
Ackermans & van Haaren NV	692	132,757
Aedifica SA REIT	1,135	148,304
Ageas SA/NV (c)	5,600	290,077
AGFA-Gevaert NV (a)	4,810	20,731
Anheuser-Busch InBev SA/NV (a)	27,650	1,671,855
Security Description	Shares	Value
Ascencio REIT	145	$8,855
Atenor	118	7,622
Azelis Group NV (a)	2,653	76,104
Banque Nationale de Belgique	4	7,506
Barco NV	2,440	53,165
Befimmo SA REIT	655	25,139
Bekaert SA	1,136	50,563
Biocartis Group NV (a)(b)(c)	1,444	5,936
bpost SA (a)	3,164	27,597
Care Property Invest NV REIT	750	21,962
Cie d'Entreprises CFE	211	29,466
Cie du Bois Sauvage SA	13	4,923
Cofinimmo SA REIT	865	138,207
Deceuninck NV	2,310	8,826
D'ieteren Group	726	141,674
Econocom Group SA	2,904	12,037
Elia Group SA	1,033	135,916
Etablissements Franz Colruyt NV	1,581	66,990
Euronav NV	5,799	51,438
EVS Broadcast Equipment SA	348	8,192
Fagron	1,841	30,985
Financiere de Tubize SA	671	68,904
Fluxys Belgium SA	196	7,110
Galapagos NV (a)(c)	1,390	77,802
Gimv NV	598	36,246
Groupe Bruxelles Lambert SA	3,212	358,548
Home Invest Belgium SA	56	7,769
Hyloris Pharmaceuticals SA (a)	329	6,473
Immobel SA	132	10,943
Intervest Offices & Warehouses NV REIT	733	23,507
Ion Beam Applications	723	12,530
KBC Ancora	1,197	57,226
KBC Group NV	7,746	664,708
Kinepolis Group NV (a)(c)	468	29,165
Lotus Bakeries NV	10	63,569
Melexis NV	600	71,507
Mithra Pharmaceuticals SA (a)(c)	776	17,632
Montea NV REIT	404	60,736
Nextensa	90	7,963
Nyxoah SA (a)	347	7,340
Ontex Group NV (a)(c)	2,120	16,852
Orange Belgium SA	401	9,075
Proximus SADP	5,077	98,959
Recticel SA	1,309	26,080
Retail Estates NV REIT	335	27,201
Shurgard Self Storage SA	803	52,507
Sipef NV	196	12,683
Sofina SA	489	240,231
Solvay SA	2,317	269,286
Telenet Group Holding NV	1,398	50,969
Tessenderlo Group SA (a)	663	25,145
TINC Comm	728	11,127
UCB SA	3,913	446,544
Umicore SA	6,411	260,639

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Unifiedpost Group SA (a)	803	$13,661
VGP NV	259	75,401
Warehouses De Pauw CVA REIT	4,432	212,590
X-Fab Silicon Foundries SE (a)(b)	1,561	16,225
Xior Student Housing NV REIT	653	36,424
		6,668,104
BERMUDA — 0.0% (d)
Conduit Holdings, Ltd.	5,160	30,227
BRAZIL — 0.1%
Yara International ASA	5,033	253,982
CANADA — 0.0% (d)
International Petroleum Corp. (a)	3,381	18,672
CHILE — 0.1%
Antofagasta PLC	12,229	221,703
CHINA — 0.5%
Prosus NV (a)	27,061	2,262,795
TI Fluid Systems PLC (b)	8,981	31,019
		2,293,814
COLOMBIA — 0.0% (d)
Millicom International Cellular SA SDR (a)	3,215	91,367
DENMARK — 3.8%
ALK-Abello A/S (a)	207	108,560
Alm Brand A/S	20,325	39,592
Ambu A/S Class B	5,346	141,410
AP Moller - Maersk A/S Class A	91	303,043
AP Moller - Maersk A/S Class B	176	631,046
Asetek A/S (a)	472	2,195
Atlantic Sapphire ASA (a)(c)	1,988	9,525
Bang & Olufsen A/S (a)	2,868	12,235
Bavarian Nordic A/S (a)	2,032	83,514
Better Collective A/S (a)	855	18,604
Carlsberg AS Class B	3,147	543,486
cBrain A/S	269	11,599
Cementir Holding NV	1,466	13,971
Chemometec A/S	420	53,493
Chr. Hansen Holding A/S	3,186	251,071
Coloplast A/S Class B	3,696	650,449
D/S Norden A/S	862	21,931
Danske Bank A/S	21,066	363,809
Demant A/S (a)	3,179	162,881
Dfds A/S (a)	1,113	59,392
Drilling Co. of 1972 A/S (a)	662	25,932
DSV A/S	6,136	1,433,086
FLSmidth & Co. A/S	1,519	56,740
Genmab A/S (a)	2,039	819,934
GN Store Nord A/S	3,979	250,229
H Lundbeck A/S	1,988	51,324
H&H International A/S Class B (a)	534	18,779
ISS A/S (a)	4,453	85,108
Jeudan A/S	276	11,605
Security Description	Shares	Value
Jyske Bank A/S (a)	1,563	$80,537
Matas A/S	1,173	22,329
Napatech A/S (a)	1,013	1,436
Netcompany Group A/S (b)	1,409	151,774
Nilfisk Holding A/S (a)	339	11,144
NKT A/S (a)	1,323	63,841
Novo Nordisk A/S Class B	51,633	5,802,569
Novozymes A/S Class B	6,527	536,112
NTG Nordic Transport Group A/S Class A (a)	418	34,129
Orsted A/S (b)	5,854	747,565
Pandora A/S	3,105	387,113
Per Aarsleff Holding A/S	604	28,213
Ringkjoebing Landbobank A/S	917	123,103
ROCKWOOL International A/S Class A	189	69,355
ROCKWOOL International A/S Class B	269	117,632
Royal Unibrew A/S	1,323	149,125
Scandinavian Tobacco Group A/S Class A (b)	2,045	42,931
Schouw & Co. A/S	405	35,235
SimCorp A/S	1,272	139,020
Solar A/S Class B	178	21,637
SP Group A/S	270	18,206
Spar Nord Bank A/S	2,769	35,394
Sydbank A/S	1,837	58,085
Topdanmark A/S	1,532	85,967
Trifork Holding AG (a)	434	20,140
Tryg A/S	11,174	275,922
UIE PLC	53	15,073
Vestas Wind Systems A/S	31,349	958,648
Zealand Pharma A/S (a)	1,196	26,534
		16,293,312
EGYPT — 0.0% (d)
Centamin PLC	37,227	44,785
Energean PLC (a)	4,379	50,711
		95,496
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F	1,586	104,962
FINLAND — 2.3%
Aktia Bank Oyj	2,045	28,558
Alandsbanken Abp Class B	214	7,666
Alma Media Oyj	1,070	13,166
Anora Group Oyj	1,402	17,315
Asiakastieto Group Oyj (b)	671	25,181
Aspo Oyj	847	10,942
Atria Oyj	308	4,035
BasWare Oyj (a)	409	14,070
Bittium Oyj (c)	1,136	6,847
CapMan Oyj Class B	4,949	17,081
Cargotec Oyj Class B	1,268	63,216
Caverion Oyj	2,899	21,066
Citycon Oyj (a)	2,961	23,571
Elisa Oyj	4,676	287,786

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
eQ Oyj	588	$17,218
Evli Bank PLC	190	5,661
Finnair Oyj (a)(c)	20,017	13,549
Fiskars Oyj Abp	1,597	41,771
Fortum Oyj	13,583	416,903
F-Secure Oyj	3,180	17,955
Gofore Oyj	257	7,014
Harvia Oyj	534	35,646
HKScan Oyj Class A	1,780	3,368
Huhtamaki Oyj	3,096	136,923
Incap Oyj (a)	120	10,712
Kamux Corp.	858	11,191
Kemira Oyj	3,379	51,222
Kesko Oyj Class A	2,847	87,901
Kesko Oyj Class B	8,471	282,639
Kojamo Oyj	6,544	158,065
Kone Oyj Class B	12,539	898,909
Konecranes Oyj	2,108	84,286
Lassila & Tikanoja Oyj	1,180	18,035
Marimekko Oyj (a)	261	25,140
Metsa Board Oyj Class B	5,604	54,870
Metso Outotec Oyj	22,285	236,902
Musti Group Oyj (a)	1,059	37,285
Neles Oyj	2,706	42,128
Neste Oyj	13,314	656,500
Nokia Oyj (a)	166,847	1,057,602
Nokian Renkaat Oyj	3,982	150,793
Nordea Bank Abp (e)	113,044	1,379,674
Nordea Bank Abp (e)	3,744	45,923
Olvi Oyj Class A	523	30,451
Oma SAA stopankki Oyj	272	5,289
Optomed Oy (a)	385	4,291
Oriola Oyj Class B	3,623	8,261
Orion Oyj Class A	922	37,851
Orion Oyj Class B	3,369	139,916
Orthex Oyj (a)	286	3,591
Outokumpu Oyj (a)	11,833	74,011
Pihlajalinna Oyj	580	8,337
Ponsse Oyj	338	16,221
Puuilo Oyj (a)	1,446	15,375
QT Group Oyj (a)	598	90,854
Raisio Oyj Class V	4,037	15,471
Rapala VMC Oyj (a)	671	6,654
Revenio Group Oyj	738	46,621
Rovio Entertainment Oyj (b)	1,573	11,770
Sampo Oyj Class A	15,824	792,862
Sanoma Oyj	2,638	40,859
Scanfil Oyj	726	6,159
Sitowise Group PLC (a)	931	8,523
Stockmann Oyj Abp Class B (a)	3,047	7,485
Stora Enso Oyj Class A	859	16,216
Stora Enso Oyj Class R	19,016	349,027
Suominen Oyj	967	5,696
Taaleri Oyj	534	6,801
Talenom Oyj	869	11,562
Tecnotree Oyj (a)	5,019	8,402
Security Description	Shares	Value
Terveystalo Oyj (b)	3,102	$41,767
TietoEVRY Oyj	2,709	84,657
Tokmanni Group Corp.	1,573	35,150
UPM-Kymmene Oyj	16,585	631,071
Uponor Oyj	1,781	42,411
Vaisala Oyj Class A	864	52,369
Valmet Oyj	4,169	178,830
Verkkokauppa.com Oyj (c)	780	6,324
Wartsila OYJ Abp	15,421	216,754
YIT Oyj (c)	5,541	27,183
		9,611,357
FRANCE — 14.6%
AB Science SA (a)	663	9,048
Accor SA (a)	5,730	185,385
Adevinta ASA (a)	8,853	117,762
Aeroports de Paris (a)	862	111,064
Air France-KLM (a)	9,510	41,864
Air Liquide SA	14,717	2,565,989
Airbus SE (a)	18,083	2,310,569
Akka Technologies (a)	378	20,762
Albioma SA	803	31,304
ALD SA (b)	2,636	38,790
Alstom SA	9,527	338,241
Altarea SCA REIT	123	23,443
Alten SA	929	167,449
Amundi SA (b)	1,928	159,067
Antin Infrastructure Partners SA (a)	792	31,073
ARGAN SA	320	42,358
Arkema SA	2,046	288,163
Atos SE	3,491	148,437
Aubay	312	22,211
AXA SA	63,916	1,903,263
Beneteau SA (a)	1,122	18,169
BioMerieux	1,530	217,315
BNP Paribas SA	35,815	2,475,090
Bollore SA	28,313	158,412
Bonduelle SCA	412	9,769
Bouygues SA	9,184	328,883
Bureau Veritas SA	9,055	300,476
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	478	11,497
Caisse Regionale de Credit Agricole Mutuel Nord de France	506	11,739
Capgemini SE	5,240	1,284,149
Carmila SA REIT	2,028	31,964
Carrefour SA	17,956	328,857
Casino Guichard Perrachon SA (a)	1,507	39,674
CGG SA (a)	22,855	16,540
Chargeurs SA	525	15,559
Christian Dior SE	142	117,882
Cie de Saint-Gobain	16,534	1,163,308
Cie des Alpes (a)	781	12,257

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	5,262	$862,586
Cie Plastic Omnium SA	1,985	51,603
CNP Assurances	4,556	112,689
Coface SA	2,787	39,712
Covivio REIT	1,472	120,860
Credit Agricole SA	42,717	609,651
Danone SA	20,208	1,254,507
Dassault Aviation SA	728	78,649
Dassault Systemes SE	22,191	1,320,074
Derichebourg SA (a)	2,841	32,792
Edenred	7,801	359,908
Eiffage SA	3,036	312,317
Electricite de France SA	15,994	187,886
Elior Group SA (a)(b)	3,244	23,481
Elis SA (a)	5,700	98,657
Engie SA	57,719	854,213
Eramet SA (a)	311	25,446
EssilorLuxottica SA	9,361	1,993,231
Eurazeo SE	1,461	127,599
Europcar Mobility Group (a)(b)	106,117	61,086
Eutelsat Communications SA	4,955	60,490
Faurecia SE (e)	3,523	167,586
Faurecia SE (e)	600	28,030
Financiere de L'Odet SA	11	16,637
Fnac Darty SA	582	38,056
Gaztransport Et Technigaz SA	835	78,101
Gecina SA REIT	1,501	209,783
Getlink SE	13,761	227,850
Hermes International	1,096	1,914,426
ICADE REIT	984	70,609
ID Logistics Group (a)	71	29,672
Imerys SA	1,067	44,337
Interparfums SA	516	43,129
Ipsen SA	1,122	102,713
IPSOS	1,268	59,481
JCDecaux SA (a)	2,027	50,712
Kaufman & Broad SA	445	18,699
Kering SA	2,267	1,822,411
Klepierre SA REIT (a)	6,464	153,265
Korian SA	2,318	73,387
La Francaise des Jeux SAEM (b)	3,556	157,469
Lagardere SA (a)	1,002	27,780
Lectra	984	46,998
Legrand SA	8,302	971,482
LISI	546	17,603
L'Oreal SA	7,519	3,565,175
LVMH Moet Hennessy Louis Vuitton SE	8,187	6,768,555
Maisons du Monde SA (b)	1,253	29,011
Manitou BF SA	335	10,496
McPhy Energy SA (a)	672	16,537
Mercialys SA REIT	2,170	21,148
Mersen SA	526	22,072
Metropole Television SA	1,795	35,028
Neoen SA (a)(b)	1,246	54,071
Security Description	Shares	Value
Neurones	265	$11,452
Nexans SA	912	89,037
Nexity SA	1,326	62,338
Orange SA	63,598	680,782
Orpea SA	1,652	165,509
OVH Groupe SAS (a)	728	21,028
Pernod Ricard SA	6,371	1,532,339
PEUGEOT INVEST	144	20,306
Pharmagest Interactive	145	15,500
Publicis Groupe SA	7,419	499,464
Quadient SA	908	19,764
Remy Cointreau SA	674	164,025
Renault SA (a)	6,556	227,728
Rexel SA (a)	7,787	157,891
Robertet SA	16	17,740
Rothschild & Co.	1,099	50,429
Rubis SCA	3,048	91,022
Safran SA	11,776	1,441,747
Sanofi	35,573	3,583,380
Sartorius Stedim Biotech	755	414,182
SCOR SE	5,292	165,136
SEB SA	989	153,970
Societe BIC SA	785	42,243
Societe Generale SA	26,488	909,839
Sodexo SA	2,669	233,891
SOITEC (a)	728	178,160
Solutions 30 SE (a)	2,365	19,082
Somfy SA	253	50,695
Sopra Steria Group SACA	509	91,166
SPIE SA	4,820	124,535
Stef SA	182	21,111
Suez SA	12,945	291,624
Technicolor SA (a)	7,085	22,818
Technip Energies NV (a)	3,520	51,318
Teleperformance	1,832	816,673
Television Francaise 1	3,829	37,992
Thales SA	3,295	280,281
Thermador Groupe	264	30,502
Tikehau Capital SCA	1,803	47,671
TotalEnergies SE	82,018	4,162,678
Trigano SA	263	51,143
Ubisoft Entertainment SA (a)	3,257	159,525
Unibail-Rodamco-Westfield REIT (a)(e)	3,293	230,755
Valeo	6,857	207,265
Vallourec SA (a)	4,475	44,783
Valneva SE (a)	2,329	64,889
Veolia Environnement SA	20,020	734,455
Verallia SASU (b)	1,860	65,486
Vetoquinol SA	121	18,163
Vicat SA	582	23,827
Vilmorin & Cie SA	158	9,631
Vinci SA	18,582	1,963,323
Virbac SA	132	63,722
Vivendi SE	24,621	332,908
Voltalia SA (a)	813	18,177

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Wavestone	271	$16,765
Wendel SE	856	102,601
Worldline SA (a)(b)	7,286	406,079
		62,088,073
GABON — 0.0% (d)
BW Energy, Ltd. (a)	1,454	3,314
GEORGIA — 0.0% (d)
Bank of Georgia Group PLC	1,187	26,817
TBC Bank Group PLC	1,332	29,768
		56,585
GERMANY — 12.3%
1&1 AG	1,400	38,242
Aareal Bank AG	1,590	52,002
About You Holding SE (a)	1,133	26,362
Adesso SE	78	18,539
adidas AG	5,798	1,669,470
ADLER Group SA (b)	2,781	34,472
ADVA Optical Networking SE (a)	1,303	20,863
AIXTRON SE	3,638	73,931
Allianz SE	12,687	2,995,902
alstria office REIT-AG	5,298	117,666
Amadeus Fire AG	179	37,048
Aroundtown SA	28,794	174,201
Atoss Software AG	121	29,859
Aurubis AG	969	97,037
Auto1 Group SE (a)(b)	3,322	73,440
BASF SE	28,524	2,003,988
Basler AG	121	21,851
Bayer AG	30,507	1,630,550
Bayerische Motoren Werke AG	9,948	1,001,075
Bayerische Motoren Werke AG Preference Shares	1,795	149,625
BayWa AG	398	17,448
Bechtle AG	2,580	184,664
Beiersdorf AG	3,038	312,246
Bilfinger SE (a)	723	24,584
Biotest AG Preference Shares	595	26,118
Borussia Dortmund GmbH & Co. KGaA (a)	2,309	11,396
Brenntag SE	4,805	434,845
CANCOM SE	1,245	83,845
Carl Zeiss Meditec AG	1,144	240,482
CECONOMY AG (a)	5,419	23,356
Cewe Stiftung & Co. KGaA	175	25,553
Commerzbank AG (a)	31,310	238,167
CompuGroup Medical SE & Co. KgaA	847	68,532
Continental AG (a)	3,357	355,455
Covestro AG (b)	6,003	370,002
CTS Eventim AG & Co. KGaA (a)	1,834	134,231
Daimler AG	26,073	2,004,058
Daimler Truck Holding AG (a)	13,148	482,797
Dermapharm Holding SE	604	61,337
Deutsche Bank AG (a)	64,145	803,715
Security Description	Shares	Value
Deutsche Beteiligungs AG	385	$17,447
Deutsche Boerse AG	5,898	986,630
Deutsche EuroShop AG	1,597	26,588
Deutsche Lufthansa AG (a)	18,990	133,460
Deutsche Pfandbriefbank AG (b)	4,348	52,264
Deutsche Post AG	30,594	1,967,111
Deutsche Telekom AG	107,687	1,996,125
Deutz AG (a)	3,898	29,124
DIC Asset AG	1,113	19,454
DMG Mori AG	277	13,277
Draegerwerk AG & Co. KGaA Preference Shares	259	16,273
Duerr AG	1,585	72,315
DWS Group GmbH & Co. KGaA (b)	996	40,186
E.ON SE	65,568	909,083
Eckert & Ziegler Strahlen- und Medizintechnik AG	458	49,011
ElringKlinger AG (a)	882	11,143
EnBW Energie Baden-Wuerttemberg AG	589	50,370
Encavis AG	3,108	54,996
Energiekontor AG	185	14,937
Evonik Industries AG	6,082	196,911
Evotec SE (a)	4,229	204,392
Fielmann AG	780	52,467
Flatex DEGIRO AG (a)	2,181	50,200
Fraport AG Frankfurt Airport Services Worldwide (a)	1,193	80,288
Freenet AG	3,721	98,468
Fresenius Medical Care AG & Co. KGaA	6,162	400,404
Fresenius SE & Co. KGaA	12,809	515,650
FUCHS PETROLUB SE Preference Shares	2,244	101,871
FUCHS PETROLUB SE	1,044	36,662
GEA Group AG	4,645	254,025
Gerresheimer AG	917	88,326
GFT Technologies SE	509	26,713
Grand City Properties SA	2,701	64,135
GRENKE AG	912	31,788
Hamborner REIT AG	2,315	26,374
Hamburger Hafen und Logistik AG	674	15,759
Hannover Rueck SE	1,860	353,554
Hapag-Lloyd AG (b)	211	66,466
HeidelbergCement AG	4,579	309,935
Heidelberger Druckmaschinen AG (a)	7,623	22,929
Hella GmbH & Co. KGaA	1,178	79,841
HelloFresh SE (a)	5,406	415,216
Henkel AG & Co. KGaA Preference Shares	5,539	448,107
Henkel AG & Co. KGaA	3,161	246,955
Hensoldt AG	991	14,110
HOCHTIEF AG	723	58,376

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Hornbach Holding AG & Co. KGaA	257	$38,725
HUGO BOSS AG	1,646	100,143
Hypoport SE (a)	135	78,450
Indus Holding AG	592	22,048
Infineon Technologies AG	40,555	1,879,816
Instone Real Estate Group SE (b)	1,525	28,858
Jenoptik AG	1,647	69,562
JOST Werke AG (b)	400	22,517
Jungheinrich AG Preference Shares	1,532	78,190
K+S AG	6,148	106,166
KION Group AG	2,233	244,998
Kloeckner & Co. SE (a)	2,390	29,136
Knorr-Bremse AG	2,096	207,132
Koenig & Bauer AG (a)	407	14,487
Krones AG	407	44,386
KWS SAA t SE & Co. KGaA	325	26,980
LANXESS AG	2,570	159,282
LEG Immobilien SE	2,266	316,185
Leoni AG (a)	808	9,110
LPKF Laser & Electronics AG	726	16,132
Medios AG (a)	326	14,403
Merck KGaA	4,012	1,035,675
METRO AG	3,775	39,581
Mister Spex SE (a)	652	8,349
MLP SE	1,475	14,375
Montana Aerospace AG (a)(b)	591	21,956
MorphoSys AG (a)	1,044	39,594
MTU Aero Engines AG	1,656	337,847
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,350	1,288,646
Nagarro SE (a)	201	46,173
Nemetschek SE	1,768	226,792
New Work SE	79	19,540
Nexus AG	452	36,803
Nordex SE (a)	3,438	54,384
Norma Group SE	1,044	40,224
PATRIZIA AG	1,443	33,640
Pfeiffer Vacuum Technology AG	125	30,704
Porsche Automobil Holding SE Preference Shares	4,756	451,287
ProSiebenSat.1 Media SE	6,146	97,919
Puma SE	3,166	387,040
PVA TePla AG (a)	552	26,302
Rational AG	157	160,758
Rheinmetall AG	1,397	131,955
RWE AG	20,988	852,549
SAF-Holland SE (a)	1,343	18,785
Salzgitter AG (a)	992	35,445
SAP SE	33,929	4,819,148
Sartorius AG Preference Shares	763	516,445
Sartorius AG	76	43,127
Schaeffler AG Preference Shares	5,352	44,369
Security Description	Shares	Value
Scout24 SE (b)	2,440	$170,426
Secunet Security Networks AG	53	24,922
SFC Energy AG (a)	419	13,532
SGL Carbon SE (a)	1,666	14,569
Siemens AG	23,335	4,051,601
Siemens Energy AG (a)	14,649	374,657
Siemens Healthineers AG (b)	8,643	646,933
Siltronic AG	404	64,596
Sixt SE (a)	403	71,310
Sixt SE Preference Shares	532	52,513
SMA Solar Technology AG	592	25,165
Software AG	1,583	63,151
Softwareone Holding AG (a)	3,298	71,523
Stabilus SA	795	58,358
STO SE & Co. KGaA Preference Shares	73	18,346
STRATEC SE	201	31,498
Stroeer SE & Co. KGaA	846	66,672
Suedzucker AG	2,171	32,712
SUSE SA (a)	1,179	53,899
Symrise AG	4,117	610,045
Synlab AG (a)	1,632	43,799
TAG Immobilien AG	4,702	131,592
Takkt AG	971	16,961
Talanx AG (a)	1,713	82,869
TeamViewer AG (a)(b)	5,140	69,090
Telefonica Deutschland Holding AG	29,475	81,820
Thyssenkrupp AG (a)	12,578	138,517
TRATON SE	1,599	40,259
TUI AG (a)(e)	2,015	6,189
TUI AG (a)(e)	33,633	105,412
Uniper SE	2,704	128,535
United Internet AG	3,230	128,340
Vantage Towers AG	3,021	110,622
Varta AG (c)	546	71,094
VERBIO Vereinigte BioEnergie AG	535	36,687
Vitesco Technologies Group AG Class A (a)	655	32,178
Volkswagen AG	888	260,941
Volkswagen AG Preference Shares	5,684	1,147,203
Vonovia SE	21,671	1,195,246
Vossloh AG	256	13,144
Wacker Chemie AG	550	82,311
Wacker Neuson SE	978	28,071
Washtec AG	379	23,705
Westwing Group AG (a)	450	11,330
Wuestenrot & Wuerttembergische AG	654	13,134
Zalando SE (a)(b)(e)	7,296	590,249
Zalando SE (a)(e)	24	1,933
zooplus AG (a)	21	11,458
		52,373,905

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
GHANA — 0.0% (d)
Tullow Oil PLC (a)	37,114	$23,350
GREECE — 0.0% (d)
Okeanis Eco Tankers Corp. (b)	346	2,786
HONG KONG — 0.0% (d)
Cadeler A/S (a)	1,786	7,388
IRAQ — 0.0% (d)
RAK Petroleum PLC (a)	4,890	4,991
IRELAND — 1.1%
AIB Group PLC (a)	25,233	61,407
Bank of Ireland Group PLC (a)	29,223	165,697
C&C Group PLC (a)	12,562	39,508
Cairn Homes PLC (a)	21,865	28,097
COSMO Pharmaceuticals NV (a)	201	14,472
CRH PLC	24,687	1,306,005
Dalata Hotel Group PLC (a)	6,061	25,640
Flutter Entertainment PLC (a)	5,445	860,695
Glanbia PLC	6,275	87,772
Glenveagh Properties PLC (a)(b)	23,526	32,961
Greencore Group PLC (a)	17,642	30,944
Hibernia REIT PLC	22,261	32,910
Kerry Group PLC Class A	4,845	623,977
Kingspan Group PLC	4,850	579,119
Ryanair Holdings PLC ADR (a)	2,982	305,148
Smurfit Kappa Group PLC	8,119	447,243
		4,641,595
ITALY — 3.4%
A2A SpA	50,444	98,668
ACEA SpA	1,400	29,867
AMCO - Asset Management Co. SpA (c)(f)	88	—
Amplifon SpA	4,147	223,773
Anima Holding SpA (b)	8,009	40,894
Antares Vision SpA (a)	516	6,983
Aquafil SpA (a)	578	5,035
Arnoldo Mondadori Editore SpA (a)	2,090	4,849
Ascopiave SpA	2,118	8,358
Assicurazioni Generali SpA (c)	36,355	770,218
Atlantia SpA (a)	15,744	312,516
Autogrill SpA (a)	5,876	41,737
Avio SpA (c)	536	7,132
Azimut Holding SpA	3,498	98,175
Banca Generali SpA	1,903	83,858
Banca IFIS SpA	862	16,733
Banca Mediolanum SpA	7,059	69,679
Banca Monte dei Paschi di Siena SpA (a)(c)	11,224	11,385
Banca Popolare di Sondrio SCPA	12,641	53,160
Banco BPM SpA	46,875	140,728
BasicNet SpA	803	5,251
Be Shaping the Future SpA	1,975	6,221
BF SpA	1,839	7,696
Security Description	Shares	Value
BFF Bank SpA (b)	5,341	$43,063
Biesse SpA (a)	394	10,942
BPER Banca	30,867	63,991
Brembo SpA	5,013	71,431
Brunello Cucinelli SpA (a)	1,067	73,653
Buzzi Unicem SpA	2,921	63,030
Carel Industries SpA (b)	1,309	39,597
Cerved Group SpA (a)	493	5,763
CIR SpA-Compagnie Industriali (a)	28,847	15,418
COIMA RES SpA (b)	577	4,908
Credito Emiliano SpA	2,390	15,818
Danieli & C Officine Meccaniche SpA (a)(e)	1,182	23,120
Danieli & C Officine Meccaniche SpA (e)	395	12,151
Datalogic SpA	728	12,667
Davide Campari-Milano NV	16,592	242,553
De' Longhi SpA	2,059	73,804
DiaSorin SpA	814	155,005
Digital Bros SpA	121	4,117
doValue SpA (a)(b)	1,925	18,367
El.En. SpA	1,259	22,306
Enav SpA (a)(b)	8,137	36,366
Enel SpA	241,242	1,933,002
Eni SpA	77,985	1,083,725
ERG SpA	1,796	58,086
Esprinet SpA	975	14,303
Eurotech SpA (a)(c)	770	4,431
Falck Renewables SpA	3,762	37,049
Ferrari NV	3,648	943,785
Fila SpA	846	9,351
Fincantieri SpA (a)(c)	15,717	10,787
Fine Foods & Pharmaceuticals NTM	332	5,814
FinecoBank Banca Fineco SpA	18,925	332,184
Garofalo Health Care SpA (a)	916	5,729
Gruppo MutuiOnline SpA	796	40,101
GVS SpA (b)	1,985	23,815
Hera SpA	25,101	104,503
Illimity Bank SpA (a)	1,917	28,711
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	1,504	6,602
Infrastrutture Wireless Italiane SpA (b)	11,123	135,092
Interpump Group SpA	2,594	190,121
Intesa Sanpaolo SpA	566,402	1,464,711
Iren SpA	19,162	57,833
Italgas SpA	15,776	108,576
Italmobiliare SpA	515	19,034
Juventus Football Club SpA (a)	16,184	6,349
Leonardo SpA (a)	13,008	93,194
LU-VE SpA	241	6,578
Maire Tecnimont SpA	5,165	24,434
MARR SpA	1,061	22,804
Mediobanca Banca di Credito Finanziario SpA	19,381	222,825

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MFE-MediaForEurope NV Class A (a)(c)	10,298	$10,487
MFE-MediaForEurope NV Class B (c)	21,278	30,126
Moncler SpA	6,801	495,137
Nexi SpA (a)(b)	16,405	260,994
OVS SpA (a)(b)	6,520	18,981
Pharmanutra SpA	87	7,460
Philogen SpA (a)(b)	320	5,218
Piaggio & C SpA	5,753	18,803
Pirelli & C SpA (b)	11,115	77,205
Poste Italiane SpA (b)	14,696	192,860
Prysmian SpA	8,322	313,346
RAI Way SpA (b)	3,050	18,105
Recordati Industria Chimica e Farmaceutica SpA	3,175	203,999
Reply SpA	721	146,520
Sabaf SpA	219	5,977
SAES Getters SpA	148	4,157
Safilo Group SpA (a)	7,402	13,249
Saipem SpA (a)(c)	18,552	38,925
Salcef SpA	579	16,263
Salvatore Ferragamo SpA (a)(c)	1,583	40,558
Sanlorenzo SpA/Ameglia	400	17,240
Saras SpA (a)(c)	18,368	11,505
Seco SpA (a)	1,062	10,809
Seri Industrial SpA (a)	476	5,245
Sesa SpA	241	47,523
Snam SpA	63,841	384,780
Societa Cattolica Di Assicurazione SPA (a)	967	6,367
SOL SpA	1,179	28,357
Tamburi Investment Partners SpA	3,970	44,831
Technogym SpA (b)	4,301	41,354
Telecom Italia SpA (e)	323,985	159,975
Telecom Italia SpA (e)	194,149	92,244
Terna - Rete Elettrica Nazionale (c)	43,760	354,020
Tinexta SpA	645	27,990
Tod's SpA (a)	262	14,683
UniCredit SpA	69,105	1,064,371
Unieuro SpA (b)	549	13,111
Unipol Gruppo SpA	13,195	71,711
UnipolSai Assicurazioni SpA (c)	12,691	35,792
Webuild SpA (c)	9,920	23,464
Wiit SpA	334	13,613
Zignago Vetro SpA	780	15,257
		14,447,127
JERSEY — 0.0% (d)
JTC PLC (b)	3,779	46,885
Sanne Group PLC (a)	5,224	64,459
		111,344
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	5,364	161,216
Security Description	Shares	Value
KENYA — 0.0% (d)
Vivo Energy PLC (b)	13,996	$24,985
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	343	19,801
LUXEMBOURG — 0.4%
APERAM SA	1,475	79,910
ArcelorMittal SA	19,850	635,329
Brederode SA	396	57,552
Eurofins Scientific SE	3,966	490,702
Global Fashion Group SA (a)	2,584	13,065
Majorel Group Luxembourg SA (a)	672	21,306
Reinet Investments SCA	3,780	69,208
RTL Group SA (a)	1,167	61,870
SES SA	12,350	97,917
		1,526,859
MALTA — 0.0% (d)
Catena Media PLC (a)(c)	1,936	11,273
Kindred Group PLC	7,403	88,063
		99,336
MEXICO — 0.0% (d)
Fresnillo PLC	5,944	71,878
NETHERLANDS — 7.5%
Aalberts NV	3,023	200,284
ABN AMRO Bank NV (b)	14,827	217,780
Accell Group NV (a)	656	35,808
Adyen NV (a)(b)	873	2,294,800
Aegon NV	56,046	279,990
Akzo Nobel NV	5,816	638,247
Alfen Beheer B.V. (a)(b)	670	67,240
AMG Advanced Metallurgical Group NV	1,052	33,713
Arcadis NV	2,387	114,932
Argenx SE (a)	1,594	571,543
ASM International NV	1,446	639,175
ASML Holding NV	12,840	10,318,982
ASR Nederland NV	4,282	197,214
Basic-Fit NV (a)(b)	1,582	75,560
BE Semiconductor Industries NV	2,236	190,759
Boskalis Westminster	2,377	69,254
Corbion NV	1,573	74,129
CTP NV (b)	2,157	45,870
Euronext NV (b)	2,508	260,254
EXOR NV	3,511	315,264
Flow Traders (b)	1,036	37,936
Heineken Holding NV	3,132	289,033
Heineken NV	7,393	831,147
IMCD NV	1,773	392,565
ING Groep NV	121,234	1,687,771
Intertrust NV (a)(b)	2,910	64,861
JDE Peet's NV	3,488	107,494
Koninklijke Ahold Delhaize NV	32,465	1,112,560
Koninklijke BAM Groep NV (a)	8,438	25,812

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Koninklijke DSM NV	5,427	$1,221,974
Koninklijke KPN NV	104,329	323,895
Koninklijke Philips NV	28,478	1,061,100
Koninklijke Vopak NV	2,036	71,312
NN Group NV	9,870	534,382
OCI NV (a)	2,591	67,828
Onward Medical B.V. (a)	451	5,231
PostNL NV	12,543	54,588
Randstad NV	3,869	264,166
Royal Dutch Shell PLC Class B	105,907	2,327,264
Royal Dutch Shell PLC Class A	127,382	2,797,223
SBM Offshore NV	4,239	63,126
Shop Apotheke Europe NV (a)(b)	405	52,182
Signify NV (b)	4,048	187,726
TKH Group NV	1,310	82,680
Universal Music Group NV	23,611	665,354
Van Lanschot Kempen NV ADR	1,033	25,844
Wolters Kluwer NV	8,149	960,065
		31,955,917
NIGERIA — 0.0% (d)
Airtel Africa PLC (b)	24,910	45,110
NORWAY — 1.4%
2020 Bulkers, Ltd.	312	3,963
ABG Sundal Collier Holding ASA	13,904	14,553
AF Gruppen ASA	1,779	39,057
Akastor ASA (a)	4,503	2,727
Aker ASA Class A	726	67,921
Aker BioMarine ASA (a)(c)	526	3,239
Aker BP ASA	3,492	107,552
Aker Carbon Capture ASA (a)	9,236	28,918
Aker Horizons Holding A/S (a)	3,382	12,673
Aker Solutions ASA (a)	7,463	19,787
AKVA Group ASA	281	2,810
American Shipping Co. ASA	1,584	5,784
ArcticZymes Technologies ASA (a)	1,660	17,695
Arendals Fossekompani A/S	405	20,438
Atea ASA (a)	2,646	49,209
Austevoll Seafood ASA	2,907	35,075
AutoStore Holdings, Ltd. (a)	30,090	118,694
Axactor SE (a)	5,223	4,472
B2Holding ASA	9,312	10,940
Belships ASA	2,113	3,379
Bergenbio ASA (a)(c)	1,852	4,259
BEWi ASA	1,395	11,864
Bonheur ASA	673	27,093
Borregaard ASA	3,048	76,733
Bouvet ASA	2,902	24,846
BW Offshore, Ltd.	2,981	8,992
Carasent ASA (a)	1,581	6,723
Cloudberry Clean Energy ASA (a)	5,094	9,300
Crayon Group Holding ASA (a)(b)	1,798	37,313
DNB Bank ASA	27,712	634,796
Security Description	Shares	Value
DNO ASA (a)	16,060	$19,041
Elkem ASA (a)(b)	9,779	33,069
Elopak ASA (a)	2,784	8,459
Entra ASA (b)	1,920	43,176
Equinor ASA	33,368	892,634
Europris ASA (b)	5,362	42,868
Fjordkraft Holding ASA (b)	3,621	19,570
Froey ASA (a)	664	3,915
Frontline, Ltd. (a)(c)	3,902	27,788
Gjensidige Forsikring ASA	5,830	141,481
Grieg Seafood ASA (a)(c)	1,591	14,993
Hexagon Composites ASA (a)	3,558	13,210
Hofseth BioCare ASA (a)	5,810	4,546
IDEX Biometrics ASA (a)	29,587	10,602
Kahoot! ASA (a)	10,252	54,176
Kid ASA (b)	1,262	16,114
Kitron ASA (c)	5,363	14,353
Komplett ASA (a)	784	6,037
Komplett Bank ASA	4,370	3,831
Kongsberg Gruppen ASA	2,905	94,217
Leroy Seafood Group ASA	9,062	70,866
LINK Mobility Group Holding ASA (a)	6,260	13,681
Magnora ASA (a)	1,344	2,862
Medistim ASA	479	19,962
Mercell Holding ASA (a)	13,828	10,506
Mowi ASA	14,015	331,689
MPC Container Ships A/S (a)	9,979	27,781
Multiconsult ASA (b)	672	11,888
NEL ASA (a)(c)	46,154	79,607
Nordic Nanovector ASA (a)(c)	1,660	4,337
Nordic Semiconductor ASA (a)	5,509	185,918
Norsk Hydro ASA	42,203	332,712
Norske Skog ASA (a)(b)	1,515	6,597
Norway Royal Salmon ASA	583	10,803
Norwegian Air Shuttle ASA (a)	20,029	24,416
Norwegian Energy Co. ASA (a)	731	12,733
NRC Group ASA (a)	1,256	3,425
NTS ASA	849	8,857
Odfjell Drilling, Ltd. (a)	3,048	6,982
Odfjell SE Class A (a)	837	3,189
Olav Thon Eiendomsselskap ASA	978	21,693
Orkla ASA	23,280	233,267
Otello Corp. ASA (a)	3,901	11,878
Panoro Energy ASA (a)	2,442	5,982
Pareto Bank ASA	1,326	8,947
Pexip Holding ASA (a)(c)	2,901	13,488
PGS ASA (a)	12,352	5,141
PhotoCure ASA (a)	786	9,154
Polaris Media ASA (a)	373	3,934
Protector Forsikring ASA	2,242	27,560
Saga Pure ASA	6,153	2,310
Salmar ASA	1,837	126,657
Salmon Evolution ASA (a)	6,037	5,888
Sandnes Sparebank	648	7,260

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SATS ASA (a)	2,176	$5,207
Sbanken ASA (b)	1,060	11,263
Schibsted ASA Class A	2,387	92,061
Schibsted ASA Class B	3,163	106,530
Self Storage Group ASA (a)	2,048	8,361
Selvaag Bolig ASA	1,398	8,085
Solon Eiendom ASA (a)	1,039	5,172
SpareBank 1 B.V.	1,248	9,256
SpareBank 1 Helgeland	388	5,764
SpareBank 1 Nord Norge	3,238	41,346
SpareBank 1 Oestlandet	1,400	23,116
SpareBank 1 Ringerike Hadeland	136	5,089
SpareBank 1 SMN	4,168	70,425
SpareBank 1 SR-Bank ASA	5,890	88,968
Sparebanken More	265	13,343
Sparebanken Ost	466	3,023
Sparebanken Sor	188	3,113
Sparebanken Vest	2,969	33,736
Stolt-Nielsen, Ltd.	780	12,047
Storebrand ASA	15,062	151,196
StrongPoint ASA (e)	1,108	3,242
Telenor ASA	19,992	314,221
TGS ASA	3,830	36,735
Tomra Systems ASA	3,691	264,112
Totens Sparebank	111	2,719
Treasure ASA	1,231	2,499
Ultimovacs ASA (a)	529	6,767
Veidekke ASA	3,509	52,685
Volue ASA (a)	1,248	8,263
VOW ASA (a)	1,988	5,289
Wallenius Wilhelmsen ASA (a)	3,312	19,004
Wilh Wilhelmsen Holding ASA Class A	452	10,610
Wilh Wilhelmsen Holding ASA Class B	318	7,212
XXL ASA (a)(b)(c)	5,358	8,525
Zalaris ASA	456	2,792
		5,968,631
PERU — 0.0% (d)
Hochschild Mining PLC	9,469	16,686
POLAND — 0.6%
11 bit studios SA (a)	65	8,935
AB SA	409	5,480
Ac SA	269	2,002
Agora SA (a)	1,135	2,067
Alior Bank SA (a)	2,851	38,693
Allegro.eu SA (a)(b)	12,164	117,282
Alumetal SA	333	4,676
Ambra SA	322	1,981
Amica SA	145	4,065
Apator SA	846	4,177
Asseco Business Solutions SA	585	6,299
Asseco Poland SA	1,792	38,438
Security Description	Shares	Value
Asseco South Eastern Europe SA	846	$10,831
Atal SA	205	2,345
Atrium European Real Estate, Ltd.	2,631	10,756
Auto Partner SA	2,116	7,455
Bank Handlowy w Warszawie SA	1,055	15,444
Bank Millennium SA (a)	19,491	39,631
Bank Ochrony Srodowiska SA (a)	1,110	2,506
Bank Polska Kasa Opieki SA	5,464	165,395
Benefit Systems SA (a)	55	8,679
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	869	957
Bioton SA (a)	1,201	1,247
BNP PARIBAS BANK POLSKA SA (a)	532	12,038
Boryszew SA (a)	2,451	2,250
Budimex SA	343	19,318
Captor Therapeutics SA (a)	57	2,543
CCC SA (a)	1,262	33,034
CD Projekt SA (a)	2,176	104,146
Celon Pharma SA	474	3,899
Ciech SA	846	8,816
ComArch SA	145	6,476
Comp SA	136	1,755
Cyfrowy Polsat SA	8,100	69,778
Datawalk SA (a)	79	4,430
Develia SA	14,408	10,617
Dino Polska SA (a)(b)	1,532	139,615
Dom Development SA	262	7,801
Echo Investment SA	5,820	5,870
Enea SA (a)	6,882	14,531
Energa SA (a)	2,251	4,273
Enter Air SA (a)	268	2,071
Erbud SA (a)	136	1,788
Eurocash SA	2,522	6,783
Fabryki Mebli Forte SA	458	4,750
Famur SA (a)	9,769	8,120
Ferro SA	582	4,809
Firma Oponiarska Debica SA	61	1,120
Globe Trade Centre SA (a)	6,015	10,432
Grupa Azoty SA (a)	1,520	12,747
Grupa Kety SA	318	48,129
Grupa Lotos SA (a)	2,784	42,136
ING Bank Slaski SA	1,053	69,758
InPost SA (a)	7,529	90,740
Inter Cars SA	277	32,508
Jastrzebska Spolka Weglowa SA (a)	1,706	14,760
KGHM Polska Miedz SA	4,227	146,200
KRUK SA	516	41,865
LiveChat Software SA	450	13,041
LPP SA	28	119,492
Lubelski Wegiel Bogdanka SA (a)	343	2,723
Mabion SA (a)	266	4,033

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Mangata Holding SA	70	$1,372
mBank SA (a)	409	43,961
MCI Capital SA	475	2,499
Medicalgorithmics SA (a)	79	371
Mennica Polska SA	735	3,830
Mercator Medical SA (a)	70	1,685
MLP Group SA (a)	196	3,832
Mo-BRUK SA	55	5,254
Neuca SA	62	12,922
NEWAG SA	714	3,685
Oponeo.pl SA	180	2,840
Orange Polska SA (a)	20,863	43,741
PCC Rokita SA	79	1,795
PCF Group SA	252	3,059
PGE Polska Grupa Energetyczna SA (a)	25,564	51,136
PKP Cargo SA (a)	978	3,402
PlayWay SA (a)	13	1,348
Polenergia SA (a)	469	8,565
Polimex-Mostostal SA (a)	2,169	2,099
Polski Koncern Naftowy ORLEN SA (a)	8,935	164,804
Polskie Gornictwo Naftowe i Gazownictwo SA	52,339	81,812
Powszechna Kasa Oszczednosci Bank Polski SA (a)	26,569	296,185
Powszechny Zaklad Ubezpieczen SA (a)	17,793	156,060
Poznanska Korporacja Budowlana Pekabex SA	322	1,917
R22 SA	127	1,607
Rainbow Tours SA (a)	211	1,256
Ryvu Therapeutics SA (a)	277	4,192
Sanok Rubber Co. SA	781	3,197
Santander Bank Polska SA	1,065	92,088
Selvita SA (a)	273	5,554
Shoper SA (a)	194	3,321
Sniezka SA	145	2,749
Stalexport Autostrady SA	3,099	2,684
Stalprodukt SA	67	4,380
Tauron Polska Energia SA (a)	33,611	22,133
TEN Square Games SA	141	12,209
Tim SA/Siechnice	347	3,224
Toya SA	790	1,568
Vigo System SA (a)	8	1,330
VRG SA (a)	5,807	5,432
Warsaw Stock Exchange	871	8,951
Wawel SA	13	1,577
Wielton SA	780	1,742
Wirtualna Polska Holding SA	582	20,361
X-Trade Brokers Dom Maklerski SA (b)	1,059	4,409
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	200	1,384
Security Description	Shares	Value
Zespol Elektrowni Patnow Adamow Konin SA (a)	794	$3,369
		2,735,427
PORTUGAL — 0.3%
Altri SGPS SA	2,709	17,283
Banco Comercial Portugues SA Class R (a)(c)	259,248	41,540
Corticeira Amorim SGPS SA	1,202	15,419
CTT-Correios de Portugal SA	4,217	21,844
EDP - Energias de Portugal SA	90,869	499,321
Galp Energia SGPS SA	15,186	147,136
Greenvolt-Energias Renovaveis SA (a)	1,094	7,900
Ibersol SGPS SA (a)	337	1,985
Jeronimo Martins SGPS SA	8,539	195,182
Mota-Engil SGPS SA (a)	2,241	3,252
Navigator Co. SA	7,073	26,945
NOS SGPS SA	6,606	25,617
Pharol SGPS SA (a)(c)	15,208	1,299
REN - Redes Energeticas Nacionais SGPS SA	11,307	32,724
Semapa-Sociedade de Investimento e Gestao	378	5,029
Sonae SGPS SA	30,458	34,741
		1,077,217
RUSSIA — 0.2%
Coca-Cola HBC AG (a)	6,350	219,749
Evraz PLC	18,022	146,850
Petropavlovsk PLC (a)(c)	79,077	20,511
Polymetal International PLC	11,372	202,008
VEON, Ltd. (a)(c)	25,159	43,431
		632,549
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(b)	5,661	630,893
SINGAPORE — 0.2% (d)
BW LPG, Ltd. (b)	2,433	13,809
Hafnia, Ltd. (a)	4,109	8,098
STMicroelectronics NV	20,509	1,020,607
		1,042,514
SOUTH AFRICA — 0.4%
Anglo American PLC	38,929	1,590,258
Scatec ASA (b)	3,775	65,390
		1,655,648
SPAIN — 3.4%
Acciona SA	760	145,284
Acerinox SA	6,296	81,514
ACS Actividades de Construccion y Servicios SA	7,432	199,206
Aedas Homes SA (b)	509	13,950
Aena SME SA (a)(b)	2,290	361,461
Alantra Partners SA	549	9,552
Almirall SA (c)	2,424	31,149
Amadeus IT Group SA (a)	13,984	948,431

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
AmRest Holdings SE (a)	2,324	$15,984
Applus Services SA	4,618	42,459
Atresmedia Corp. de Medios de Comunicacion SA	2,558	9,704
Banco Bilbao Vizcaya Argentaria SA	207,020	1,235,971
Banco de Sabadell SA (a)	176,760	118,959
Banco Santander SA	538,479	1,800,639
Bankinter SA	20,807	106,691
Befesa SA (b)	1,070	82,013
CaixaBank SA	134,827	370,127
Cellnex Telecom SA (b)	16,759	975,405
Cia de Distribucion Integral Logista Holdings SA	2,126	42,382
CIE Automotive SA	1,776	55,258
Construcciones y Auxiliar de Ferrocarriles SA	648	26,971
Corp. ACCIONA Energias Renovables SA (a)	1,739	64,430
Corp. Financiera Alba SA	529	30,981
Ebro Foods SA	1,663	31,923
EDP Renovaveis SA	7,586	188,927
eDreams ODIGEO SA (a)	1,513	16,690
Elecnor SA	1,324	15,809
Enagas SA	7,471	173,319
Ence Energia y Celulosa SA (a)	4,613	11,877
Endesa SA (c)	9,980	229,255
Faes Farma SA	9,719	38,440
Ferrovial SA	16,756	525,154
Fluidra SA	2,698	107,999
Fomento de Construcciones y Contratas SA	1,730	21,798
Gestamp Automocion SA (a)(b)	4,576	23,157
Global Dominion Access SA (b)	3,905	20,805
Grenergy Renovables SA (a)	328	10,817
Grifols SA	9,267	177,836
Grifols SA Class B, Preference Shares	8,443	97,070
Grupo Catalana Occidente SA	1,462	49,878
Iberdrola SA	180,523	2,137,076
Indra Sistemas SA (a)	3,970	42,980
Industria de Diseno Textil SA	34,504	1,119,458
Inmobiliaria Colonial Socimi SA REIT	8,719	81,801
Laboratorios Farmaceuticos Rovi SA	594	49,852
Lar Espana Real Estate Socimi SA REIT (a)	2,457	14,306
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	21,515	39,355
Mapfre SA (c)	32,010	65,723
Mediaset Espana Comunicacion SA (a)	5,094	23,809
Melia Hotels International SA (a)	3,094	21,118
Merlin Properties Socimi SA REIT	10,638	115,773
Metrovacesa SA (b)	1,308	10,591
Security Description	Shares	Value
Naturgy Energy Group SA (c)	6,556	$213,450
Neinor Homes SA (a)(b)	1,854	22,222
Parques Reunidos Servicios Centrales SAU (a)	1,617	25,290
Pharma Mar SA	408	26,456
Prosegur Cia de Seguridad SA	5,688	14,942
Red Electrica Corp. SA (c)	12,580	272,171
Repsol SA	47,382	562,321
Sacyr SA (c)	12,643	32,867
Siemens Gamesa Renewable Energy SA (a)	7,022	168,253
Solaria Energia y Medio Ambiente SA (a)	2,390	46,531
Soltec Power Holdings SA (a)	972	6,842
Talgo SA (a)(b)(c)	2,334	14,413
Telefonica SA	174,696	765,256
Unicaja Banco SA (b)	53,911	53,276
Vidrala SA	752	74,058
Viscofan SA	1,193	77,195
Zardoya Otis SA	5,812	46,993
		14,653,653
SWEDEN — 7.0%
AAK AB	5,622	121,272
AcadeMedia AB (b)	2,655	16,275
AddLife AB Class B	3,720	156,708
AddNode Group AB	992	47,004
AddTech AB Class B	8,050	192,051
AFRY AB	2,989	84,185
Alfa Laval AB	9,237	371,771
Alimak Group AB (b)	1,134	14,329
Alligo AB Class B	783	16,605
Ambea AB (b)	2,518	16,854
AQ Group AB (a)	265	10,581
Arjo AB Class B	6,597	80,733
Assa Abloy AB Class B	30,765	938,528
Atlas Copco AB Class A	20,011	1,383,156
Atlas Copco AB Class B	12,109	711,787
Atrium Ljungberg AB Class B	1,272	28,056
Attendo AB (a)(b)	3,709	15,772
Avanza Bank Holding AB	3,829	140,492
Axfood AB	3,375	97,069
Bactiguard Holding AB (a)	517	9,422
Balco Group AB (a)	369	5,608
Beijer Alma AB	1,441	43,689
Beijer Ref AB (c)	7,868	171,980
Bergman & Beving AB	788	13,125
Betsson AB Class B (a)	3,951	23,849
BHG Group AB (a)	3,031	31,954
BICO Group AB (a)	1,311	40,226
Bilia AB Class A	2,669	47,226
BillerudKorsnas AB	5,687	107,222
BioArctic AB (a)(b)	1,136	14,956
BioGaia AB Class B	532	30,437
BioInvent International AB (a)	1,210	6,174
Biotage AB	2,108	61,001
Boliden AB (a)	8,482	327,894

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bonava AB Class B	2,762	$23,871
BoneSupport Holding AB (a)(b)	1,577	7,664
Boozt AB (a)(b)(c)	1,906	38,693
Bravida Holding AB (b)	6,537	91,696
BTS Group AB Class B	463	20,609
Bufab AB	868	42,854
Bure Equity AB	1,729	83,682
Byggfakta Group Nordic Holdco AB (a)	2,790	20,030
Byggmax Group AB	1,794	17,744
Calliditas Therapeutics AB Class B (a)(c)	1,136	14,153
Camurus AB (a)	846	14,091
Cary Group AB (a)	2,783	32,951
Castellum AB (c)	8,962	241,332
Catena AB	869	54,133
Cellavision AB	444	15,948
Cibus Nordic Real Estate AB	1,206	38,735
Cint Group AB (a)	2,781	44,339
Clas Ohlson AB Class B	1,333	20,215
Cloetta AB Class B	6,604	19,111
Collector AB (a)	3,375	14,158
Coor Service Management Holding AB (b)	3,097	28,272
Corem Property Group AB	199	6,946
Corem Property Group AB Class B	17,278	62,308
Ctek AB (a)	1,019	22,746
CTT Systems AB (c)	267	6,385
Dios Fastigheter AB	2,777	36,438
Dometic Group AB (b)	10,090	132,563
Duni AB (a)	1,059	13,662
Dustin Group AB (b)	2,505	29,356
Eastnine AB	388	6,788
Electrolux AB Class B (a)(c)	7,134	172,955
Electrolux Professional AB Class B (a)	7,325	50,768
Elekta AB Class B	11,542	146,030
Enea AB (a)	476	14,274
Eolus Vind AB Class B (c)	782	10,684
Epiroc AB Class A	19,522	494,203
Epiroc AB Class B	12,076	255,689
EQT AB	20,829	1,134,180
Essity AB Class A	668	21,839
Essity AB Class B	18,714	610,582
Evolution AB (b)	5,961	846,826
Fabege AB	8,801	147,318
Fagerhult AB	2,852	19,184
Fasadgruppen Group AB	919	17,296
Fastighets AB Balder Class B (a)	3,236	232,964
FastPartner AB Class A	1,569	21,038
Ferronordic AB	286	10,645
Fingerprint Cards AB Class B (a)	9,910	22,636
FM Mattsson Mora Group AB	256	6,899
G5 Entertainment AB (c)	274	12,008
GARO AB	985	23,499
Security Description	Shares	Value
Getinge AB Class B	6,748	$294,475
Granges AB	3,358	39,352
Green Landscaping Group AB (a)(b)	866	8,417
H & M Hennes & Mauritz AB Class B	22,788	448,217
Haldex AB (a)(c)	1,186	6,943
Hansa Biopharma AB (a)	1,113	10,916
Heba Fastighets AB Class B	1,238	21,550
Hemnet Group AB (a)	1,142	21,102
Hexagon AB Class B	65,627	1,041,250
Hexatronic Group AB	1,074	59,786
Hexpol AB	8,383	112,312
HMS Networks AB	917	56,516
Hoist Finance AB (a)(b)(c)	2,719	8,769
Holmen AB Class B	2,971	142,646
Hufvudstaden AB Class A	3,778	56,416
Humana AB (a)	1,061	8,520
Husqvarna AB Class A	804	12,805
Husqvarna AB Class B	12,864	205,807
Immunovia AB (a)	525	4,349
Industrivarden AB Class A (c)	5,271	167,902
Industrivarden AB Class C	5,024	157,648
Indutrade AB	8,416	257,671
Instalco AB	1,449	69,522
Intrum AB	2,371	61,122
Investment AB Latour Class B	4,616	187,977
Investment AB Oresund	1,126	18,133
Investor AB Class A	19,656	518,003
Investor AB Class B	56,571	1,423,046
INVISIO Communications AB	1,182	21,384
Inwido AB	1,861	38,479
Irlab Therapeutics AB (a)	1,270	6,172
JM AB	1,560	70,403
John Mattson Fastighetsforetagen AB (a)	484	10,659
Karnov Group AB	2,442	18,071
Karo Pharma AB (a)	1,795	11,895
K-fast Holding AB (a)	1,932	18,565
Kinnevik AB Class A (a)	318	12,103
Kinnevik AB Class B (a)	7,518	268,000
KNOW IT AB	661	27,414
L E Lundbergforetagen AB Class B	2,306	129,387
Lagercrantz Group AB Class B	6,411	94,248
LeoVegas AB (b)(c)	2,838	10,984
Lifco AB Class B	7,186	214,853
Lime Technologies AB	274	10,417
Lindab International AB	2,521	89,492
Loomis AB	2,435	64,735
Lundin Energy AB	5,999	215,011
Medcap AB (a)	283	5,564
Medicover AB Class B	2,022	82,632
Mekonomen AB (a)	1,329	23,060
Midsona AB Class B	1,528	9,130
MIPS AB	816	106,981

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Modern Times Group MTG AB Class B (a)	3,096	$31,597
Munters Group AB (b)	4,235	32,720
Mycronic AB	2,257	52,599
NCAB GROUP AB	4,030	38,979
NCC AB Class B	2,786	51,604
Nederman Holding AB	611	14,712
New Wave Group AB Class B	1,441	26,707
Nibe Industrier AB Class B	44,383	670,364
Nobia AB	3,576	21,526
Nobina AB (b)	2,846	33,635
Nolato AB Class B	6,210	74,008
Nordic Entertainment Group AB Class B (a)	2,232	115,669
Nordic Waterproofing Holding AB	784	19,310
Nordnet AB publ	5,422	103,962
Note AB (a)	601	15,334
NP3 Fastigheter AB	854	34,193
Nyfosa AB	5,349	92,165
OEM International AB Class B	1,518	31,085
Pandox AB (a)	3,226	52,022
Peab AB Class B	6,678	84,232
Platzer Fastigheter Holding AB Class B	1,994	29,864
Pricer AB Class B	3,362	9,098
Proact IT Group AB	693	6,659
Probi AB	128	5,620
Q-Linea AB (a)(b)	549	6,852
Ratos AB Class B	6,803	43,543
Rejlers AB	518	8,342
Resurs Holding AB (b)	4,567	19,178
Rvrc Holding AB	1,232	14,247
Saab AB Class B	2,653	67,484
Sagax AB Class A	154	5,154
Sagax AB Class B	5,940	200,103
Sagax AB Class D	3,300	12,174
Samhallsbyggnadsbolaget i Norden AB	36,176	265,391
Samhallsbyggnadsbolaget i Norden AB Class D	4,818	17,103
Sandvik AB	33,698	940,165
SAS AB (a)(c)	127,386	17,946
Scandi Standard AB	1,928	8,731
Scandic Hotels Group AB (a)(b)(c)	4,227	17,036
Sdiptech AB Class B (a)	933	48,588
Sectra AB Class B (a)	4,620	102,158
Securitas AB Class B	9,922	136,602
Sinch AB (a)(b)	17,008	216,220
Sivers Semiconductors AB (a)	3,190	6,832
Skandinaviska Enskilda Banken AB	499	7,231
Skandinaviska Enskilda Banken AB Class A	49,751	691,547
Skanska AB Class B	12,422	321,325
SKF AB Class A	454	11,007
SKF AB Class B	11,709	277,405
Security Description	Shares	Value
SkiStar AB	1,332	$25,010
SmartCraft ASA (a)	2,561	5,925
SSAB AB Class A (a)	6,391	37,017
SSAB AB Class B (a)	19,549	98,481
Stendorren Fastigheter AB (a)	399	13,419
Stillfront Group AB (a)	9,777	52,158
Storskogen Group AB Class B (a)	47,219	317,876
Svenska Cellulosa AB SCA Class A	670	11,944
Svenska Cellulosa AB SCA Class B	17,275	306,715
Svenska Handelsbanken AB Class A	47,469	513,076
Svenska Handelsbanken AB Class B	1,131	13,466
Sweco AB Class B	6,618	124,409
Swedbank AB Class A	28,703	577,303
Swedish Match AB	49,061	390,262
Swedish Orphan Biovitrum AB (a)	6,159	125,917
Synsam AB (a)	4,558	38,764
Systemair AB	2,702	30,411
Tele2 AB Class B	15,724	224,210
Telefonaktiebolaget LM Ericsson Class A	1,925	21,304
Telefonaktiebolaget LM Ericsson Class B	95,375	1,051,207
Telia Co. AB	76,784	300,263
Tethys Oil AB (a)	906	6,234
Thule Group AB (b)	3,313	200,525
Tobii AB (a)(c)	3,158	12,808
Trelleborg AB Class B	7,517	197,435
Troax Group AB	1,248	63,890
Truecaller AB Class B (a)	5,584	70,187
VBG Group AB Class B	582	12,085
Vitec Software Group AB Class B	870	53,523
Vitrolife AB	2,113	130,694
VNV Global AB (a)	2,724	31,501
Volati AB	740	18,513
Volvo AB Class A	5,997	140,820
Volvo AB Class B	49,314	1,141,910
Volvo Car AB Class B (a)	16,563	140,899
Wallenstam AB Class B	7,220	133,972
Wihlborgs Fastigheter AB	4,434	100,592
XANO Industri AB Class B	318	11,415
Xbrane Biopharma AB (a)(c)	523	6,054
Xvivo Perfusion AB (a)	668	20,548
		29,714,562
SWITZERLAND — 14.2%
ABB, Ltd.	52,226	2,000,425
Adecco Group AG	5,157	263,750
Alcon, Inc.	15,217	1,348,428
Allreal Holding AG	461	102,203
ALSO Holding AG (a)	200	65,851

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Arbonia AG	1,647	$37,237
Aryzta AG (a)	30,868	38,655
Ascom Holding AG (a)	1,066	13,759
Bachem Holding AG Class B	218	171,309
Baloise Holding AG	1,429	233,841
Banque Cantonale Vaudoise	865	67,214
Barry Callebaut AG	110	267,530
Basellandschaftliche Kantonalbank	12	11,985
Belimo Holding AG	306	194,787
Bell Food Group AG	67	21,472
Berner Kantonalbank AG	139	30,892
BKW AG	648	84,347
Bobst Group SA (a)	221	20,107
Bossard Holding AG Class A	194	69,943
Bucher Industries AG	207	102,461
Burckhardt Compression Holding AG	90	42,622
Bystronic AG	45	63,316
Cembra Money Bank AG	978	71,325
Chocoladefabriken Lindt & Spruengli AG (e)	33	457,433
Chocoladefabriken Lindt & Spruengli AG (e)	3	402,349
Cie Financiere Richemont SA	16,212	2,436,737
Clariant AG (a)	7,124	148,555
Comet Holding AG	207	76,448
Credit Suisse Group AG	70,089	682,467
Daetwyler Holding AG Bearer Shares	231	101,917
DKSH Holding AG	1,136	93,882
dormakaba Holding AG	89	58,949
Dottikon Es Holding AG (a)	124	38,378
Dufry AG (a)	2,193	108,669
EFG International AG (a)	2,393	18,253
Emmi AG	67	79,122
EMS-Chemie Holding AG	209	234,197
Fenix Outdoor International AG (c)	145	19,635
Flughafen Zurich AG (a)	603	108,602
Forbo Holding AG	33	67,728
Fundamenta Real Estate AG	904	19,297
Galenica AG (b)	1,598	120,225
Geberit AG	1,114	911,104
Georg Fischer AG	130	197,607
Givaudan SA	247	1,299,044
Gurit Holding AG	8	13,662
Helvetia Holding AG	1,124	132,489
Holcim, Ltd. (a)	17,567	896,714
Huber + Suhner AG	452	43,159
Idorsia, Ltd. (a)	3,382	69,188
Inficon Holding AG	54	79,298
Interroll Holding AG	20	90,106
Intershop Holding AG	45	30,226
IWG PLC (a)	24,433	96,301
Julius Baer Group, Ltd.	6,871	461,360
Jungfraubahn Holding AG (a)	141	20,767
Security Description	Shares	Value
Kardex Holding AG	194	$63,875
Komax Holding AG (a)	122	33,876
Kongsberg Automotive ASA (a)(c)	15,530	5,336
Kuehne + Nagel International AG	1,768	571,255
Landis+Gyr Group AG (a)	718	48,660
LEM Holding SA	14	39,028
Leonteq AG	307	23,350
Logitech International SA	5,371	453,188
Lonza Group AG	2,313	1,933,360
Luzerner Kantonalbank AG	111	50,557
Medacta Group SA (a)(b)	188	29,299
Mediclinic International PLC (a)	11,291	48,999
Medmix AG (a)(b)	746	36,975
Meyer Burger Technology AG (a)(c)	73,568	32,862
Mobilezone Holding AG	1,332	19,911
Mobimo Holding AG (a)	206	69,070
Nestle SA	87,452	12,231,666
Novartis AG	75,624	6,663,112
OC Oerlikon Corp. AG	6,411	65,894
Orior AG	195	19,240
Partners Group Holding AG	704	1,168,633
Peach Property Group AG	310	21,571
PSP Swiss Property AG	1,449	180,817
Rieter Holding AG (a)	85	16,512
Roche Holding AG Bearer Shares	823	369,250
Roche Holding AG	21,826	9,081,092
Romande Energie Holding SA	15	22,472
Schindler Holding AG (e)	1,262	340,033
Schindler Holding AG (e)	607	162,817
Schweiter Technologies AG Bearer Shares	24	35,612
Sensirion Holding AG (a)(b)	323	47,290
SFS Group AG	537	74,378
SGS SA	188	628,696
Siegfried Holding AG (a)	136	132,768
SIG Combibloc Group AG (a)	9,915	277,052
Sika AG (c)	4,173	1,741,288
SKAN Group AG	281	27,324
Sonova Holding AG	1,637	642,834
St Galler Kantonalbank AG	89	42,490
Stadler Rail AG (c)	1,844	80,831
Straumann Holding AG	355	754,689
Sulzer AG	541	53,349
Swatch Group AG (e)	896	274,361
Swatch Group AG (e)	1,708	100,195
Swiss Life Holding AG	983	603,081
Swiss Prime Site AG	2,399	236,043
Swisscom AG	790	446,177
Swissquote Group Holding SA	333	73,277
Tecan Group AG	366	223,139
Temenos AG	2,060	284,984
UBS Group AG	107,000	1,928,266
Valiant Holding AG	518	51,905

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Valora Holding AG (a)	129	$22,058
VAT Group AG (b)	837	417,421
Vetropack Holding AG	319	20,166
Vifor Pharma AG	1,498	266,751
Vontobel Holding AG	913	80,062
VZ Holding AG	517	55,493
Wizz Air Holdings PLC (a)(b)	1,638	92,914
Zehnder Group AG	287	29,325
Zug Estates Holding AG Class B	7	15,212
Zuger Kantonalbank AG	4	29,589
Zur Rose Group AG (a)(c)	307	79,349
Zurich Insurance Group AG	4,673	2,053,525
		60,661,931
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)	29,620	69,004
UKRAINE — 0.0% (d)
Ferrexpo PLC	9,439	38,277
Kernel Holding SA	1,587	23,114
		61,391
UNITED ARAB EMIRATES — 0.0% (d)
Network International Holdings PLC (a)(b)	15,125	59,860
UNITED KINGDOM — 20.2%
3i Group PLC	30,227	593,235
4imprint Group PLC	914	34,911
888 Holdings PLC	8,912	36,333
A.G. Barr PLC	3,106	21,792
Abrdn PLC	67,611	220,606
Aclara Resources, Inc. (a)	1,301	1,482
Admiral Group PLC	8,444	361,065
AJ Bell PLC	9,919	50,972
Allfunds Group PLC (a)	12,540	246,649
Alphawave IP Group PLC (a)(c)	9,567	25,890
AO World PLC (a)	11,086	16,592
Argo Blockchain PLC (a)	11,699	15,497
Ascential PLC (a)	12,954	70,603
Ashmore Group PLC	16,057	63,288
Ashtead Group PLC	14,013	1,127,786
Associated British Foods PLC	11,156	303,414
Assura PLC REIT	86,375	81,659
Aston Martin Lagonda Global Holdings PLC (a)(b)	2,124	38,924
AstraZeneca PLC	48,122	5,656,220
Auction Technology Group PLC (a)	2,296	47,145
Auto Trader Group PLC (b)	29,863	299,315
AVEVA Group PLC	3,944	181,840
Aviva PLC	117,960	655,700
Avon Protection PLC	914	13,878
B&M European Value Retail SA	28,069	241,034
Babcock International Group PLC (a)	8,129	35,079
BAE Systems PLC	98,439	733,052
Security Description	Shares	Value
Balfour Beatty PLC	19,904	$70,633
Baltic Classifieds Group PLC (a)	8,642	29,614
Barclays PLC	488,889	1,238,269
Barratt Developments PLC	31,618	320,331
Beazley PLC (a)	19,112	120,708
Bellway PLC	3,824	172,785
Berkeley Group Holdings PLC (a)	3,555	229,920
Biffa PLC (b)	10,177	49,416
Big Yellow Group PLC REIT	5,822	134,607
Bodycote PLC	6,154	72,142
BP PLC	614,287	2,749,830
Brewin Dolphin Holdings PLC	9,772	48,972
Bridgepoint Group PLC (a)(b)	19,609	130,938
British American Tobacco PLC	65,462	2,423,658
British Land Co. PLC REIT	27,232	195,856
Britvic PLC	8,534	106,342
BT Group PLC (c)	235,206	540,144
Bunzl PLC	10,466	408,968
Burberry Group PLC	12,562	309,240
Bytes Technology Group PLC	6,418	49,332
Capita PLC (a)	53,817	26,606
Capital & Counties Properties PLC REIT	21,189	48,330
Capricorn Energy PLC	16,652	42,470
Cazoo Group, Ltd. (a)	2,815	16,974
Centrica PLC (a)	187,752	181,825
Chemring Group PLC	9,062	36,331
Clarkson PLC	918	48,243
Clipper Logistics PLC	2,652	26,078
Close Brothers Group PLC	4,893	93,048
CNH Industrial NV	30,985	601,481
Coats Group PLC	46,507	43,590
Compass Group PLC	55,430	1,239,524
Computacenter PLC	2,565	101,098
Concentric AB	1,261	39,137
ConvaTec Group PLC (b)	51,061	133,582
Countryside Properties PLC (a)(b)	15,067	91,834
Cranswick PLC	1,663	83,386
Crest Nicholson Holdings PLC	8,261	41,623
Croda International PLC	4,428	606,948
Currys PLC	37,756	58,503
Daily Mail & General Trust PLC Class A	4,898	17,912
Darktrace PLC (a)	10,169	57,876
DCC PLC	3,193	261,648
Dechra Pharmaceuticals PLC	3,429	247,315
Deliveroo PLC (a)(b)	31,694	90,020
Derwent London PLC REIT	3,225	149,171
DFS Furniture PLC	7,819	28,065
Diageo PLC	72,416	3,958,665
Diploma PLC	3,847	175,805
Direct Line Insurance Group PLC	39,033	147,502
DiscoverIE Group PLC	2,727	37,896

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Domino's Pizza Group PLC	13,091	$81,350
Dr. Martens PLC (a)	17,971	104,179
Drax Group PLC	13,209	108,240
DS Smith PLC	43,291	225,043
Dunelm Group PLC	4,043	75,624
easyJet PLC (a)	11,721	88,268
Electrocomponents PLC	14,802	241,786
Elementis PLC (a)	18,693	33,319
Empiric Student Property PLC REIT	19,420	22,621
EnQuest PLC (a)	9,408	2,388
Entain PLC (a)	18,187	414,580
Essentra PLC	10,315	48,200
Euromoney Institutional Investor PLC	3,509	43,963
Experian PLC	30,135	1,482,450
FDM Group Holdings PLC	2,980	51,341
Firstgroup PLC (a)	26,262	36,353
Forterra PLC (b)	6,469	24,183
Frasers Group PLC (a)	5,832	60,902
Future PLC	3,589	186,181
Games Workshop Group PLC	1,052	142,061
Genuit Group PLC	8,118	64,433
Genus PLC	2,105	140,788
GlaxoSmithKline PLC	156,297	3,401,116
Grafton Group PLC	6,949	116,051
Grainger PLC	21,161	90,284
Great Portland Estates PLC REIT	6,537	64,457
Greggs PLC	3,246	146,713
Gym Group PLC (a)(b)	5,301	18,273
Halfords Group PLC	6,010	28,116
Halma PLC	11,788	510,920
Hammerson PLC REIT	104,262	46,319
Harbour Energy PLC (a)	14,383	68,963
Hargreaves Lansdown PLC	11,130	204,267
Hays PLC	53,324	105,593
Headlam Group PLC	2,537	14,707
Helical PLC	3,315	20,385
Hill & Smith Holdings PLC	2,564	62,372
Hilton Food Group PLC	2,505	38,679
Hiscox, Ltd.	11,166	130,186
HomeServe PLC	9,458	112,027
Howden Joinery Group PLC	18,622	227,306
HSBC Holdings PLC (a)	642,343	3,903,352
Ibstock PLC (b)	13,201	36,440
IG Group Holdings PLC	13,621	149,990
IMI PLC	8,268	194,408
Imperial Brands PLC	29,409	643,901
Inchcape PLC	11,637	143,353
Indivior PLC (a)	22,978	79,985
Informa PLC (a)	46,655	326,449
IntegraFin Holdings PLC	9,051	68,712
InterContinental Hotels Group PLC (a)	5,824	377,140
Intermediate Capital Group PLC	9,126	271,194
Security Description	Shares	Value
International Consolidated Airlines Group SA (a)	78,477	$151,447
Intertek Group PLC	5,013	382,269
Investec PLC	18,965	103,391
IP Group PLC	32,330	54,211
ITV PLC (a)	114,299	171,145
J D Wetherspoon PLC (a)	3,302	42,980
J Sainsbury PLC	55,753	208,269
JD Sports Fashion PLC (a)	76,821	226,621
John Wood Group PLC (a)	21,931	56,765
Johnson Matthey PLC	6,291	174,336
Jupiter Fund Management PLC	14,734	51,168
Just Eat Takeaway (a)(b)	1,119	61,777
Just Eat Takeaway.com NV (a)(b)	4,277	235,749
Just Group PLC (a)	33,330	37,740
Kainos Group PLC	2,852	74,052
Keller Group PLC	2,207	29,444
Kier Group PLC (a)	13,397	19,960
Kingfisher PLC	65,520	300,219
Lancashire Holdings, Ltd.	7,646	54,887
Land Securities Group PLC REIT	21,165	222,570
Legal & General Group PLC	185,271	746,547
Linde PLC (a)	15,867	5,521,448
Liontrust Asset Management PLC	1,985	59,149
Lloyds Banking Group PLC	2,204,684	1,427,372
London Stock Exchange Group PLC	10,100	948,020
LondonMetric Property PLC REIT	28,291	108,595
LXI REIT PLC	22,803	44,784
M&G PLC	82,153	221,988
Man Group PLC	43,205	133,072
Marks & Spencer Group PLC (a)	60,586	189,888
Marshalls PLC	6,464	60,630
Marston's PLC (a)	19,785	20,634
Meggitt PLC (a)	24,636	246,258
Melrose Industries PLC	128,526	278,357
Micro Focus International PLC	10,955	62,008
Mitchells & Butlers PLC (a)	8,575	29,733
Mitie Group PLC	43,551	38,047
MJ Gleeson PLC	1,734	17,756
Molten Ventures PLC (a)	4,277	58,973
Moneysupermarket.com Group PLC	17,297	50,604
Moonpig Group PLC (a)	6,523	33,132
Morgan Advanced Materials PLC	9,183	44,590
Morgan Sindall Group PLC	1,398	47,717
National Express Group PLC (a)	17,313	60,312
National Grid PLC	112,314	1,612,207
Natwest Group PLC	166,831	510,001
NCC Group PLC	9,430	29,824
Next PLC	4,124	455,239
Ninety One PLC	10,372	38,942
Ocado Group PLC (a)	19,775	449,440

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
On the Beach Group PLC (a)(b)	4,812	$18,575
OSB Group PLC	14,062	105,612
Oxford Biomedica PLC (a)	2,264	37,718
Oxford Instruments PLC	1,730	61,626
Oxford Nanopore Technologies PLC (a)	19,078	180,365
Pagegroup PLC	10,572	90,712
Paragon Banking Group PLC	7,665	58,813
Pearson PLC	23,978	199,149
Pennon Group PLC	8,617	136,204
Pepco Group NV (a)(b)	2,983	34,427
Persimmon PLC	9,907	383,233
Pets at Home Group PLC	16,114	101,489
Phoenix Group Holdings PLC	24,795	219,368
Picton Property Income, Ltd. REIT	16,384	22,635
Playtech PLC (a)	9,971	98,926
Premier Foods PLC	21,008	31,812
Primary Health Properties PLC REIT	41,773	85,661
Provident Financial PLC (a)	8,183	39,812
Prudential PLC	85,279	1,472,126
PZ Cussons PLC	10,425	29,017
QinetiQ Group PLC	18,421	66,368
Quilter PLC (b)	45,398	91,312
Rathbones Group PLC	1,795	48,236
Reach PLC	9,866	37,750
Reckitt Benckiser Group PLC	22,873	1,964,773
Redde Northgate PLC	7,253	42,881
Redrow PLC	9,294	88,219
RELX PLC	61,636	2,005,259
Renewi PLC (a)	2,379	24,392
Renishaw PLC	1,111	71,929
Rentokil Initial PLC	57,747	456,778
Restaurant Group PLC (a)	23,789	30,384
Rightmove PLC	26,986	290,582
Rolls-Royce Holdings PLC (a)	259,790	432,381
Rotork PLC	26,538	128,393
Royal Mail PLC	25,029	171,537
S4 Capital PLC (a)	14,462	124,188
Sabre Insurance Group PLC (b)	8,057	20,058
Safestore Holdings PLC REIT	6,795	129,677
Sage Group PLC	31,716	366,258
Savills PLC	4,618	88,068
Schroders PLC (e)	4,092	197,310
Schroders PLC (e)	1,124	35,091
Segro PLC REIT	35,443	689,603
Senior PLC (a)	12,682	25,250
Serco Group PLC	39,397	71,824
Severn Trent PLC	7,861	313,777
Shaftesbury PLC REIT (c)	6,924	57,676
Smith & Nephew PLC	27,496	481,725
Smiths Group PLC	12,258	262,242
Softcat PLC	4,149	101,378
Spectris PLC	3,636	180,148
Spirax-Sarco Engineering PLC	2,294	498,691
Security Description	Shares	Value
Spire Healthcare Group PLC (a)(b)	8,485	$28,731
Spirent Communications PLC	19,690	73,660
SSE PLC	32,914	735,130
SSP Group PLC (a)	25,547	83,080
St James's Place PLC	16,764	382,256
Standard Chartered PLC	80,382	488,188
SThree PLC	4,040	25,390
Subsea 7 SA	7,396	52,990
Synthomer PLC	10,912	59,060
Tate & Lyle PLC	15,067	134,975
Taylor Wimpey PLC	113,092	268,826
TechnipFMC PLC (a)	13,603	80,966
Telecom Plus PLC	2,167	46,551
Tesco PLC	238,671	937,154
THG PLC (a)	23,878	74,127
TORM PLC Class A (a)(c)	2,413	19,075
TP ICAP Group PLC	25,416	52,567
Trainline PLC (a)(b)	15,202	57,447
Travis Perkins PLC	7,051	148,458
Treatt PLC	1,825	31,764
Tritax Big Box REIT PLC	54,979	185,421
Trustpilot Group PLC (a)(b)(c)	6,850	30,376
TT Electronics PLC	5,226	18,121
Tyman PLC	5,991	32,417
UK Commercial Property REIT, Ltd.	23,706	23,985
Ultra Electronics Holdings PLC	2,300	99,064
Unilever PLC	81,671	4,364,484
UNITE Group PLC REIT	10,318	155,195
United Utilities Group PLC	21,158	312,080
Vectura Group PLC (a)	10,098	22,567
Vesuvius PLC	8,786	53,575
Victrex PLC	2,782	92,092
Virgin Money UK PLC (a)	40,120	96,617
Vistry Group PLC	6,853	109,899
Vitec Group PLC	1,113	21,407
Vodafone Group PLC	847,586	1,288,759
Volution Group PLC	6,106	45,735
Watches of Switzerland Group PLC (a)(b)	7,542	145,057
Weir Group PLC	8,217	190,482
WH Smith PLC (a)	4,024	80,665
Whitbread PLC (a)	6,391	259,256
Wickes Group PLC	7,814	25,083
Wincanton PLC	3,711	18,497
Wise PLC Class A (a)	13,593	139,298
Workspace Group PLC REIT	4,149	45,435
WPP PLC	36,255	549,737
		85,979,447
UNITED STATES — 1.9%
Avast PLC (b)	21,202	174,370
Carnival PLC (a)	4,967	93,082
Cineworld Group PLC (a)(c)	31,814	13,785
Diversified Energy Co. PLC	28,139	39,790
Ferguson PLC	7,208	1,279,425

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
PolyPeptide Group AG (a)(b)	348	$52,325
Profoto Holding AB (a)	520	6,019
PureTech Health PLC (a)	8,521	33,700
QIAGEN NV (a)	7,162	399,005
REC Silicon ASA (a)	9,323	18,956
Rhi Magnesita NV	998	44,689
Schneider Electric SE	17,675	3,466,447
Stellantis NV (e)	31,165	591,082
Stellantis NV (e)	39,089	741,726
Swiss Re AG	8,969	888,484
Tenaris SA	14,435	151,187
		7,994,072
TOTAL COMMON STOCKS (Cost $412,065,671)		424,928,989

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Faes Farma SA (expiring 01/04/22) (a) (Cost: $1,870)	9,719	2,011
WARRANTS — 0.0% (d)
ITALY — 0.0% (d)
Webuild SpA (expiring 08/02/30) (c) (f) (Cost: $0)	775	—
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	163,721	163,738
State Street Navigator Securities Lending Portfolio II (i) (j)	1,674,991	1,674,991
TOTAL SHORT-TERM INVESTMENTS (Cost $1,838,729)		1,838,729
TOTAL INVESTMENTS — 100.0% (Cost $413,906,270)		426,769,729
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(112,222)
NET ASSETS — 100.0%		$426,657,507

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$424,879,650	$49,339	$0(a)	$424,928,989
Rights	2,011	—	—	2,011
Warrants	—	—	0(a)	0
Short-Term Investments	1,838,729	—	—	1,838,729
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$426,720,390	$49,339	$0	$426,769,729
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2021.
Sector Breakdown as of December 31, 2021

		% of Net Assets
	Industrials	16.6%
	Financials	15.6
	Health Care	13.5
	Consumer Discretionary	11.2
	Consumer Staples	11.1
	Materials	8.8
	Information Technology	8.7
	Energy	4.1
	Utilities	3.9
	Communication Services	3.7
	Real Estate	2.4
	Short-Term Investments	0.4
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	53,957	$53,968	$3,130,995	$3,021,206	$(19)	$—	163,721	$163,738	$21
State Street Navigator Securities Lending Portfolio II	2,762,951	2,762,951	6,084,463	7,172,423	—	—	1,674,991	1,674,991	10,919
Total		$2,816,919	$9,215,458	$10,193,629	$(19)	$—		$1,838,729	$10,940
See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BELGIUM — 1.4%
Anheuser-Busch InBev SA/NV (a)	589,039	$35,616,190
CHINA — 2.0%
Prosus NV (a)	575,504	48,122,664
FINLAND — 0.8%
Kone Oyj Class B	266,956	19,137,828
FRANCE — 34.1%
Air Liquide SA	313,128	54,595,578
Airbus SE (a)	384,780	49,165,558
AXA SA	1,360,112	40,500,837
BNP Paribas SA	762,056	52,663,883
Danone SA	430,135	26,702,666
EssilorLuxottica SA	199,201	42,415,725
Hermes International	23,381	40,840,500
Kering SA	48,241	38,780,288
L'Oreal SA	159,981	75,855,860
LVMH Moet Hennessy Louis Vuitton SE	174,155	143,981,638
Pernod Ricard SA	135,591	32,612,041
Safran SA	250,623	30,684,005
Sanofi	756,828	76,237,671
TotalEnergies SE	1,744,883	88,558,438
Vinci SA	395,419	41,778,875
		835,373,563
GERMANY — 26.6%
adidas AG	123,382	35,526,486
Allianz SE	269,877	63,728,627
BASF SE	606,962	42,642,844
Bayer AG	649,215	34,699,495
Bayerische Motoren Werke AG	211,766	21,310,183
Daimler AG	554,762	42,640,855
Deutsche Boerse AG	125,561	21,004,105
Deutsche Post AG	651,029	41,859,389
Deutsche Telekom AG	2,294,568	42,532,929
Infineon Technologies AG	862,999	40,001,955
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	92,572	27,423,579
SAP SE	721,795	102,521,053
Siemens AG	496,433	86,194,498
Volkswagen AG Preference Shares	120,970	24,415,400
Vonovia SE	463,743	25,577,368
		652,078,766
IRELAND — 1.9%
CRH PLC	525,447	27,797,477
Flutter Entertainment PLC (a)(b)	115,938	18,326,408
		46,123,885
Security Description	Shares	Value
ITALY — 3.9%
Enel SpA	5,133,573	$41,133,828
Eni SpA	1,660,027	23,068,699
Intesa Sanpaolo SpA	12,054,412	31,172,616
		95,375,143
NETHERLANDS — 14.3%
Adyen NV (a)(c)	18,589	48,863,737
ASML Holding NV	273,122	219,496,968
ING Groep NV	2,579,926	35,916,696
Koninklijke Ahold Delhaize NV	691,053	23,682,050
Koninklijke Philips NV	606,255	22,589,273
		350,548,724
SPAIN — 5.5%
Banco Bilbao Vizcaya Argentaria SA	4,406,345	26,307,196
Banco Santander SA	11,459,226	38,318,916
Iberdrola SA	3,841,331	45,474,634
Industria de Diseno Textil SA	734,450	23,828,722
		133,929,468
UNITED KINGDOM — 4.8%
Linde PLC (a)	337,490	117,440,823
UNITED STATES — 4.2%
Schneider Electric SE	376,031	73,747,751
Stellantis NV	1,497,680	28,418,950
		102,166,701
TOTAL COMMON STOCKS (Cost $2,197,997,085)		2,435,913,755

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	1,517,799	1,517,951
State Street Navigator Securities Lending Portfolio II (f) (g)	986,503	986,503
TOTAL SHORT-TERM INVESTMENTS (Cost $2,504,454)		2,504,454
TOTAL INVESTMENTS — 99.6% (Cost $2,200,501,539)		2,438,418,209
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		10,575,682
NET ASSETS — 100.0%		$2,448,993,891
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.

See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,435,913,755	$—	$—	$2,435,913,755
Short-Term Investments	2,504,454	—	—	2,504,454
TOTAL INVESTMENTS	$2,438,418,209	$—	$—	$2,438,418,209
Sector Breakdown as of December 31, 2021

% of Net Assets
Consumer Discretionary	20.8%
Information Technology	16.8
Industrials	14.0
Financials	13.8
Materials	9.9
Consumer Staples	7.9
Health Care	5.5
Energy	4.6
Utilities	3.5
Communication Services	1.7
Real Estate	1.0
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	152,090	$152,121	$33,330,429	$31,964,566	$(33)	$—	1,517,799	$1,517,951	$104
State Street Navigator Securities Lending Portfolio II	—	—	73,380,654	72,394,151	—	—	986,503	986,503	8,687
Total		$152,121	$106,711,083	$104,358,717	$(33)	$—		$2,504,454	$8,791
See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.3%
CHINA — 45.9%
111, Inc. ADR (a)(b)	14,313	$50,096
17 Education & Technology Group, Inc. (a)(b)	22,261	27,826
360 DigiTech, Inc. ADR	4,317	98,989
360 Security Technology, Inc. Class A (a)	16,400	32,805
3SBio, Inc. (a)(c)	37,000	30,848
51job, Inc. ADR (a)	2,905	142,142
5I5J Holding Group Co., Ltd. Class A	86,700	42,811
9F, Inc. ADR (a)	49,679	54,647
AAC Technologies Holdings, Inc. (b)	67,000	264,690
Addsino Co., Ltd. Class A	28,300	74,321
Advanced Technology & Materials Co., Ltd. Class A	48,200	81,179
AECC Aero-Engine Control Co., Ltd. Class A	33,800	160,946
AECC Aviation Power Co., Ltd. Class A	14,900	148,694
Aerospace Hi-Tech Holdings Grp, Ltd. Class A (a)	39,967	64,925
Agile Group Holdings, Ltd. (b)	313,598	170,147
Agora, Inc. ADR (a)	1,913	31,010
Agricultural Bank of China, Ltd. Class H	2,520,703	866,499
Air China, Ltd. Class H (b)	353,414	246,601
Airtac International Group (a)	12,088	445,649
AK Medical Holdings, Ltd. (b)(c)	10,000	8,466
Akeso, Inc. (a)(c)	58,000	252,941
Alibaba Group Holding, Ltd. ADR (a)	162,772	19,335,686
A-Living Smart City Services Co., Ltd. (c)	24,000	40,943
All Winner Technology Co., Ltd. Class A	9,400	93,541
Alpha Group Class A (a)	36,900	36,731
Alphamab Oncology (a)(b)(c)	63,000	109,898
Aluminum Corp. of China, Ltd. Class H (a)	664,304	367,245
Angang Steel Co., Ltd. Class H	341,616	152,047
Anhui Conch Cement Co., Ltd. Class H	165,860	828,630
Anhui Expressway Co., Ltd. Class H	32,000	25,858
Anhui Guangxin Agrochemical Co., Ltd. Class A	28,000	171,724
Anhui Gujing Distillery Co., Ltd. Class B	14,200	202,173
Anhui Honglu Steel Construction Group Co., Ltd. Class A	7,000	58,936
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	94,780	88,683
Anhui Jinhe Industrial Co., Ltd. Class A	16,300	131,624
Security Description	Shares	Value
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	37,600	$54,516
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	52,100	108,640
ANTA Sports Products, Ltd.	107,525	1,612,261
Aotecar New Energy Technology Co., Ltd. Class A (a)	249,600	143,267
Apeloa Pharmaceutical Co., Ltd. Class A	30,600	168,854
Ascentage Pharma Group International (a)(b)(c)	9,500	34,362
Autobio Diagnostics Co., Ltd. Class A	11,480	99,400
Autohome, Inc. ADR	5,241	154,505
Avary Holding Shenzhen Co., Ltd. Class A	10,400	69,393
AVIC Electromechanical Systems Co., Ltd. Class A	46,000	131,510
AviChina Industry & Technology Co., Ltd. Class H (a)	423,000	292,443
AVICOPTER PLC Class A	8,800	111,124
Bafang Electric Suzhou Co., Ltd. Class A	1,800	63,859
BAIC Motor Corp., Ltd. Class H (c)	187,000	80,352
Baidu, Inc. ADR (a)	29,050	4,322,350
Bank of China, Ltd. Class H	6,327,466	2,280,592
Bank of Communications Co., Ltd. Class H	2,417,975	1,460,778
Bank of Jiangsu Co., Ltd. Class A	127,150	116,572
Bank of Nanjing Co., Ltd. Class A	86,200	121,457
Bank of Ningbo Co., Ltd. Class A	51,460	309,777
Bank of Shanghai Co., Ltd. Class A	66,500	74,562
Baoshan Iron & Steel Co., Ltd. Class A	124,300	139,956
Baozun, Inc. ADR (a)(b)	2,456	34,138
BBMG Corp. Class H	215,000	33,368
Beibuwan Port Co., Ltd. Class A	41,900	52,976
BeiGene, Ltd. ADR (a)	3,801	1,029,805
Beijing BDStar Navigation Co., Ltd. Class A (a)	14,200	87,647
Beijing Capital International Airport Co., Ltd. Class H (a)(b)	102,000	62,407
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (a)(b)	3,250	6,311
Beijing Easpring Material Technology Co., Ltd. Class A	3,800	51,911
Beijing Enterprises Clean Energy Group, Ltd. (a)(b)	610,400	7,594
Beijing Enterprises Holdings, Ltd.	74,500	257,051

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Beijing Enterprises Urban Resources Group, Ltd. (a)	16,000	$1,088
Beijing Enterprises Water Group, Ltd.	422,000	164,009
Beijing Jetsen Technology Co., Ltd. Class A (a)	236,100	235,021
Beijing Shiji Information Technology Co., Ltd. Class A	15,480	69,963
Beijing SL Pharmaceutical Co., Ltd. Class A	27,700	47,088
Beijing Tiantan Biological Products Corp., Ltd. Class A	26,756	121,851
Berry Genomics Co., Ltd. Class A (a)	16,000	48,812
BEST, Inc. ADR (a)(b)	84,616	72,051
Better Life Commercial Chain Share Co., Ltd. Class A	51,200	54,911
BGI Genomics Co., Ltd. Class A	400	5,523
Biem.L.Fdlkk Garment Co., Ltd. Class A (a)	20,960	83,885
Bilibili, Inc. ADR (a)	18,896	876,774
Bit Digital, Inc. (a)	9,184	55,839
BIT Mining, Ltd. ADR (a)	11,029	67,718
Blue Sail Medical Co., Ltd. Class A	25,900	66,348
BOE Technology Group Co., Ltd. Class A	139,600	110,862
BOE Technology Group Co., Ltd. Class B	155,600	69,654
Bosideng International Holdings, Ltd. (b)	186,000	117,140
B-Soft Co., Ltd. Class A	161,710	284,306
BTG Hotels Group Co., Ltd. Class A (a)	20,600	84,648
BYD Co., Ltd. Class H	89,827	3,071,698
BYD Electronic International Co., Ltd. (b)	76,000	278,312
Canaan, Inc. (a)(b)	15,152	78,033
Cango, Inc. ADR (b)	616	1,934
CanSino Biologics, Inc. Class H (a)(b)(c)	4,000	92,454
CECEP Solar Energy Co., Ltd. Class A	104,200	183,524
CETC Digital Technology Co., Ltd. Class A	16,000	85,874
CGN New Energy Holdings Co., Ltd. (b)	134,000	140,251
CGN Nuclear Technology Development Co., Ltd. Class A	47,200	71,479
CGN Power Co., Ltd. Class H (c)	1,185,000	360,229
Chacha Food Co., Ltd. Class A	13,500	130,265
Changchun Faway Automobile Components Co., Ltd. Class A	38,590	72,579
Changchun High & New Technology Industry Group, Inc. Class A	600	25,608
Security Description	Shares	Value
Changjiang Securities Co., Ltd. Class A	51,300	$60,827
Changzhou Tronly New Electronic Materials Co., Ltd. Class A	11,800	22,453
ChemPartner PharmaTech Co., Ltd. Class A	2,000	4,343
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	33,600	66,100
Chengdu Hongqi Chain Co., Ltd. Class A	78,597	65,754
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	11,800	37,762
Chengtun Mining Group Co., Ltd. Class A	63,200	106,641
Chengxin Lithium Group Co., Ltd. Class A (a)	9,400	85,662
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	90,600	212,286
China Aerospace International Holdings, Ltd. (a)	220,000	15,238
China Animal Healthcare, Ltd. (d)	305,700	—
China Aoyuan Group, Ltd.	151,000	27,309
China Baoan Group Co., Ltd. Class A	73,300	166,333
China Cinda Asset Management Co., Ltd. Class H	1,044,600	190,261
China CITIC Bank Corp., Ltd. Class H	1,260,341	546,407
China Coal Energy Co., Ltd. Class H	112,000	64,646
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(d)	5,962,000	—
China Communications Services Corp., Ltd. Class H	122,000	59,464
China Conch Venture Holdings, Ltd.	137,083	669,916
China Construction Bank Corp. Class H	8,856,647	6,134,435
China Dongxiang Group Co., Ltd. (a)	439,000	38,290
China Eastern Airlines Corp., Ltd. Class H (a)	174,000	65,839
China Education Group Holdings, Ltd. (a)(b)	51,000	82,816
China Everbright Bank Co., Ltd. Class A	253,630	132,418
China Everbright Environment Group, Ltd.	378,000	303,513
China Everbright, Ltd.	112,000	133,889
China Evergrande Group (b)	312,000	63,630
China Fangda Group Co., Ltd. Class B	81,250	27,409
China Feihe, Ltd. (a)(c)	158,000	211,983

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China Galaxy Securities Co., Ltd. Class A (a)	31,400	$55,254
China Galaxy Securities Co., Ltd. Class H	325,600	187,100
China Gas Holdings, Ltd.	243,600	506,179
China Great Wall Securities Co., Ltd. Class A	22,700	46,228
China Harmony Auto Holding, Ltd.	57,000	36,044
China International Capital Corp., Ltd. Class H (c)	77,200	212,896
China International Marine Containers Group Co., Ltd. Class H (b)	93,700	168,500
China Jinmao Holdings Group, Ltd.	434,000	134,159
China Kings Resources Group Co., Ltd. Class A	20,720	118,050
China Lesso Group Holdings, Ltd.	126,000	181,009
China Life Insurance Co., Ltd. Class H	881,261	1,460,423
China Lilang, Ltd.	75,000	41,943
China Literature, Ltd. (a)(b)(c)	9,600	60,336
China Longyuan Power Group Corp., Ltd. Class H	449,637	1,049,651
China Medical System Holdings, Ltd.	151,000	252,173
China Meheco Co., Ltd. Class A	26,700	49,587
China Meidong Auto Holdings, Ltd.	14,000	72,188
China Mengniu Dairy Co., Ltd.	326,041	1,848,442
China Merchants Bank Co., Ltd. Class A (a)	148,845	1,140,145
China Merchants Bank Co., Ltd. Class H	352,946	2,741,157
China Merchants Port Holdings Co., Ltd.	372,552	678,558
China Merchants Securities Co., Ltd. Class A	39,766	110,373
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	38,600	80,975
China Minmetals Rare Earth Co., Ltd. Class A	3,700	22,704
China Minsheng Banking Corp., Ltd. Class H (b)	993,720	379,832
China Molybdenum Co., Ltd. Class H	375,000	197,690
China National Accord Medicines Corp., Ltd. Class B	16,100	41,715
China National Building Material Co., Ltd. Class H	376,000	461,060
China National Medicines Corp., Ltd. Class A	16,200	80,324
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	20,300	146,207
Security Description	Shares	Value
China Oilfield Services, Ltd. Class H (a)	140,557	$123,136
China Overseas Land & Investment, Ltd.	428,669	1,014,998
China Overseas Property Holdings, Ltd.	232,361	246,479
China Pacific Insurance Group Co., Ltd. Class A	18,300	78,046
China Pacific Insurance Group Co., Ltd. Class H	268,397	728,114
China Petroleum & Chemical Corp. Class H	2,599,421	1,210,305
China Power International Development, Ltd.	249,000	167,676
China Railway Group, Ltd. Class H	579,000	305,976
China Resources Beer Holdings Co., Ltd.	173,590	1,421,664
China Resources Cement Holdings, Ltd.	50,000	37,774
China Resources Gas Group, Ltd.	82,000	463,310
China Resources Land, Ltd.	316,232	1,330,427
China Resources Medical Holdings Co., Ltd.	60,500	36,007
China Resources Power Holdings Co., Ltd.	291,695	976,520
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	11,500	61,921
China Science Publishing & Media, Ltd. Class A	32,200	44,661
China Shenhua Energy Co., Ltd. Class H	415,523	974,278
China Silver Group, Ltd. (a)	50,000	3,784
China South City Holdings, Ltd. (b)	348,000	32,585
China Southern Airlines Co., Ltd. Class H (b)	226,000	135,374
China State Construction Engineering Corp., Ltd. Class A (a)	177,100	139,250
China Taiping Insurance Holdings Co., Ltd.	113,941	156,378
China Testing & Certification International Group Co., Ltd. Class A	50,852	154,338
China Tourism Group Duty Free Corp., Ltd. Class A	12,900	445,096
China Tower Corp., Ltd. Class H (c)	3,532,000	389,610
China TransInfo Technology Co., Ltd. Class A	29,100	68,414
China Travel International Investment Hong Kong, Ltd.	222,000	43,852
China Vanke Co., Ltd. Class A (a)	59,200	183,957
China Vanke Co., Ltd. Class H	130,400	303,408

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China Yangtze Power Co., Ltd. Class A	153,000	$546,166
China Yongda Automobiles Services Holdings, Ltd.	91,500	122,527
China Zhenhua Group Science & Technology Co., Ltd. Class A (a)	19,000	371,332
Chinasoft International, Ltd. (a)	180,000	234,573
Chlitina Holding, Ltd.	27,000	221,527
Chongqing Brewery Co., Ltd. Class A	9,400	223,682
Chongqing Changan Automobile Co., Ltd. Class A (a)	25,580	61,104
Chongqing Changan Automobile Co., Ltd. Class B	130,620	73,048
Chongqing Dima Industry Co., Ltd. Class A	113,400	43,512
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	34,552	109,431
Chongqing Gas Group Corp., Ltd. Class A	46,600	61,483
Chongqing Rural Commercial Bank Co., Ltd. Class H	186,000	66,085
Chongqing Zaisheng Technology Corp., Ltd. Class A	4,100	8,001
Chongqing Zhifei Biological Products Co., Ltd. Class A	10,300	201,819
Chongqing Zongshen Power Machinery Co., Ltd. Class A	56,600	64,708
Chow Tai Seng Jewellery Co., Ltd. Class A (a)	25,332	70,829
CIFI Ever Sunshine Services Group, Ltd.	20,000	30,989
CIFI Holdings Group Co., Ltd.	347,747	209,193
CITIC Resources Holdings, Ltd.	2,000	123
CITIC Securities Co., Ltd. Class A (a)	44,500	184,815
CITIC Securities Co., Ltd. Class H	199,000	519,432
CITIC Telecom International Holdings, Ltd.	185,000	62,408
CITIC, Ltd.	546,000	539,256
Cloopen Group Holding, Ltd. ADR (a)(b)	37,373	108,382
CMST Development Co., Ltd. Class A	96,500	94,693
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	81,500	161,358
Cogobuy Group (a)(b)(c)	3,000	1,031
Colour Life Services Group Co., Ltd.	69,000	8,319
Consun Pharmaceutical Group, Ltd.	158,400	89,396
Contemporary Amperex Technology Co., Ltd. Class A	12,712	1,175,436
COSCO SHIPPING Development Co., Ltd. Class H (b)	1,138,339	207,334
Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	223,215	$85,034
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	199,100	585,178
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	138,950	269,477
COSCO SHIPPING Ports, Ltd. (a)	42,351	36,776
Country Garden Holdings Co., Ltd. (a)	732,825	650,456
Country Garden Services Holdings Co., Ltd.	80,865	484,383
CQ Pharmaceutical Holding Co., Ltd. Class A	71,300	57,183
CSC Financial Co., Ltd. Class A (a)	16,100	74,056
CSG Holding Co., Ltd. Class B	160,350	68,490
CSG Smart Science&Technology Co., Ltd. Class A	36,800	68,345
CSPC Pharmaceutical Group, Ltd. (a)	762,320	828,194
CStone Pharmaceuticals (a)(b)(c)	55,500	58,872
CTS International Logistics Corp., Ltd. Class A	60,280	129,678
Daan Gene Co., Ltd. Class A	54,960	173,375
Dada Nexus, Ltd. ADR (a)	1,056	13,897
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	99,400	67,996
Daqo New Energy Corp. ADR (a)	5,753	231,961
Datang International Power Generation Co., Ltd. Class H	314,000	70,885
Dazhong Transportation Group Co., Ltd. Class B	80,050	23,455
Dazzle Fashion Co., Ltd. Class A	19,184	57,802
Deppon Logistics Co., Ltd. Class A (a)	27,800	44,723
DHC Software Co., Ltd. Class A	81,900	100,458
DiDi Global, Inc. ADR (a)(b)	10,836	53,963
Digital China Group Co., Ltd. Class A	29,900	74,432
Digital China Information Service Co., Ltd. Class A	34,500	69,010
Do-Fluoride New Materials Co., Ltd. Class A	8,500	60,137
Dongfang Electric Corp., Ltd. Class H (b)	9,000	15,146
Dongfeng Motor Group Co., Ltd. Class H	412,468	342,828
Dongyue Group, Ltd.	110,000	171,569
Double Medical Technology, Inc. Class A	11,500	91,544
East Group Co., Ltd. Class A	29,100	45,990
East Money Information Co., Ltd. Class A	9,720	56,724
Ebang International Holdings, Inc. Class A (a)(b)	24,459	25,193

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Ecovacs Robotics Co., Ltd. Class A	13,800	$327,582
Eve Energy Co., Ltd. Class A	8,800	163,544
Everbright Securities Co., Ltd. Class A	29,500	69,261
Evergrande Property Services Group, Ltd. (a)(b)(c)	200,000	67,724
Fanhua, Inc. ADR (b)	8,885	64,683
Far East Horizon, Ltd. (b)	263,000	233,439
FAW Jiefang Group Co., Ltd.	39,300	63,594
FIH Mobile, Ltd. (a)	199,000	34,714
First Tractor Co., Ltd. Class H (b)	48,000	24,319
Flat Glass Group Co., Ltd. Class A	29,000	264,231
Flat Glass Group Co., Ltd. Class H	23,000	116,825
Focus Media Information Technology Co., Ltd. Class A (a)	92,800	119,520
Foran Energy Group Co., Ltd. Class A	37,170	65,466
Foshan Haitian Flavouring & Food Co., Ltd. Class A	24,608	406,751
Founder Securities Co., Ltd. Class A	50,800	62,631
Foxconn Industrial Internet Co., Ltd. Class A	25,900	48,549
Fufeng Group, Ltd.	99,000	34,159
Fujian Green Pine Co., Ltd. Class A	8,700	15,446
Fujian Star-net Communication Co., Ltd. Class A	13,200	48,926
Fujian Sunner Development Co., Ltd. Class A	14,200	53,973
Future FinTech Group, Inc. (a)(b)	39,393	52,393
Fuyao Glass Industry Group Co., Ltd. Class A	18,400	136,400
Ganfeng Lithium Co., Ltd. Class A	12,200	274,061
Ganfeng Lithium Co., Ltd. Class H (c)	15,600	245,516
Gaotu Techedu, Inc. ADR (a)(b)	46,569	90,344
GCI Science & Technology Co., Ltd. Class A	28,996	108,250
GCL System Integration Technology Co., Ltd. Class A (a)	73,600	43,981
GDS Holdings, Ltd. ADR (a)	5,690	268,340
Geely Automobile Holdings, Ltd.	496,709	1,357,041
Genetron Holdings, Ltd. ADR (a)	9,184	56,022
Genimous Technology Co., Ltd. Class A (a)	45,000	54,985
Genscript Biotech Corp. (a)	106,000	469,069
Getein Biotech, Inc. Class A	23,020	72,618
GF Securities Co., Ltd. Class H	100,400	191,366
Giant Network Group Co., Ltd. Class A	22,500	42,353
Security Description	Shares	Value
Gigadevice Semiconductor Beijing, Inc. Class A	5,828	$161,165
GoerTek, Inc. Class A (a)	28,100	239,062
Goke Microelectronics Co., Ltd. Class A	9,400	274,208
Golden Solar New Energy Technology Holdings, Ltd. (a)	68,000	87,221
GoldenHome Living Co., Ltd. Class A (a)	18,048	109,269
Goldenmax International Technology, Ltd. Class A	35,500	84,018
GOME Retail Holdings, Ltd. (a)(b)	1,432,322	121,254
Goodbaby International Holdings, Ltd. (a)	213,000	27,321
Grandblue Environment Co., Ltd. Class A	19,628	64,757
Great Wall Motor Co., Ltd. Class H (a)	323,992	1,113,732
Greattown Holdings, Ltd. Class A	49,400	27,500
Gree Real Estate Co., Ltd. Class A	67,600	73,457
Greentown China Holdings, Ltd. (a)(b)	95,500	153,852
Grinm Advanced Materials Co., Ltd. Class A	30,100	77,533
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	146,700	329,432
Guangdong Haid Group Co., Ltd. Class A (a)	10,100	116,421
Guangdong Hongda Blasting Co., Ltd. Class A	22,000	104,204
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	64,300	56,119
Guangdong Investment, Ltd.	324,000	411,842
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,400	39,979
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	37,900	147,212
Guangshen Railway Co., Ltd. Class H	44,500	7,591
Guangzhou Automobile Group Co., Ltd. Class H	334,844	330,279
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	62,000	178,533
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	6,800	50,516
Guangzhou Haige Communications Group, Inc. Co. Class A	34,600	59,416
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	9,192	160,985
Guangzhou R&F Properties Co., Ltd. Class H (b)	212,976	79,221

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Guangzhou Restaurant Group Co., Ltd. Class A	15,800	$59,781
Guangzhou Tinci Materials Technology Co., Ltd. Class A	6,310	113,766
Guizhou Panjiang Refined Coal Co., Ltd. Class A	111,184	127,111
Guocheng Mining Co., Ltd. Class A (a)	43,900	96,512
Guolian Securities Co., Ltd. Class A	1,500	3,295
Guomai Technologies, Inc. Class A (a)	52,600	54,510
Guosen Securities Co., Ltd. Class A	38,000	68,601
Guosheng Financial Holding, Inc. Class A	1,900	2,868
Guotai Junan Securities Co., Ltd. Class A (a)	34,600	97,341
Guoxuan High-Tech Co., Ltd. Class A	2,200	17,731
Haidilao International Holding, Ltd. (b)(c)	69,000	155,766
Haier Smart Home Co., Ltd. Class A	33,800	158,873
Haier Smart Home Co., Ltd. Class H	187,098	790,744
Hainan Strait Shipping Co., Ltd. Class A	99,375	93,764
Haisco Pharmaceutical Group Co., Ltd. Class A (a)	18,200	58,386
Haitian International Holdings, Ltd.	67,000	186,056
Haitong Securities Co., Ltd. Class A (a)	26,600	51,284
Haitong Securities Co., Ltd. Class H	312,400	276,886
Hang Zhou Great Star Industrial Co., Ltd. Class A	48,000	230,299
Hangcha Group Co., Ltd. Class A	42,460	114,512
Hangjin Technology Co., Ltd. Class A (a)	5,100	29,762
Hangzhou Chang Chuan Technology Co., Ltd. Class A	13,400	121,166
Hangzhou Oxygen Plant Group Co., Ltd. Class A	24,900	117,510
Hangzhou Robam Appliances Co., Ltd. Class A	14,400	81,567
Hangzhou Silan Microelectronics Co., Ltd. Class A	19,700	167,909
Hangzhou Tigermed Consulting Co., Ltd. Class A	4,700	94,458
Han's Laser Technology Industry Group Co., Ltd. Class A	10,400	88,315
Hansoh Pharmaceutical Group Co., Ltd. (c)	40,000	97,482
Harbin Boshi Automation Co., Ltd. Class A	37,389	76,671
Security Description	Shares	Value
Health & Happiness H&H International Holdings, Ltd. (a)	22,500	$34,863
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	3,600	15,817
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,300	66,566
Hello Group, Inc. ADR	14,196	127,480
Henan Lingrui Pharmaceutical Co. Class A	40,300	100,131
Henan Shuanghui Investment & Development Co., Ltd. Class A	20,300	100,717
Henan Yicheng New Energy Co., Ltd. Class A (a)	29,100	26,633
Henan Yuguang Gold & Lead Co., Ltd. Class A	34,600	32,810
Hengan International Group Co., Ltd.	80,500	414,565
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	47,500	140,953
Hengli Petrochemical Co., Ltd. Class A	29,200	105,476
Hexing Electrical Co., Ltd. Class A	21,900	47,526
Hisense Home Appliances Group Co., Ltd. Class A	42,600	101,492
Hua Hong Semiconductor, Ltd. (c)	43,000	237,164
Huabao Flavours & Fragrances Co., Ltd. Class A	1,700	12,792
Huadian Power International Corp., Ltd. Class H (a)(b)	188,000	81,988
Huadong Medicine Co., Ltd. Class A	18,100	114,423
Huafon Chemical Co., Ltd. Class A	65,700	107,863
Hualan Biological Engineering, Inc. Class A	21,344	97,808
Huaneng Power International, Inc. Class H	572,472	382,563
Huangshan Tourism Development Co., Ltd. Class B	57,300	41,027
Huatai Securities Co., Ltd. Class A (a)	61,800	172,599
Huatai Securities Co., Ltd. Class H (c)	66,200	110,216
Huaxin Cement Co., Ltd. Class B	30,400	55,936
Huayu Automotive Systems Co., Ltd. Class A	18,400	81,886
Huazhu Group, Ltd. ADR (a)	15,381	574,327
Hubei Biocause Pharmaceutical Co., Ltd. Class A	55,700	28,993
Hubei Dinglong Co., Ltd. Class A	6,800	26,028
Huizhou Desay Sv Automotive Co., Ltd. Class A	13,300	295,969
Hunan Aihua Group Co., Ltd. Class A	16,200	105,469

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Hundsun Technologies, Inc. Class A	16,476	$161,028
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	58,300	136,145
HUYA, Inc. ADR (a)	5,193	36,039
Hytera Communications Corp., Ltd. Class A	36,300	31,510
HyUnion Holding Co., Ltd. Class A	22,400	25,010
Iflytek Co., Ltd. Class A	14,300	118,083
IKD Co., Ltd. Class A	30,700	93,079
I-Mab ADR (a)	1,526	72,317
Industrial & Commercial Bank of China, Ltd. Class H	6,415,028	3,620,451
Industrial Bank Co., Ltd. Class A	126,000	377,264
INESA Intelligent Tech, Inc. Class B	499,000	223,552
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	172,800	142,119
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	26,100	170,168
Inner Mongolia Yitai Coal Co., Ltd. Class B	201,181	175,631
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	49,800	57,169
InnoCare Pharma, Ltd. (a)(b)(c)	39,000	76,536
Innovent Biologics, Inc. (a)(c)	80,500	498,201
Intco Medical Technology Co., Ltd. Class A	5,550	50,481
iQIYI, Inc. ADR (a)	22,254	101,478
IReader Technology Co., Ltd. Class A	21,500	86,250
JA Solar Technology Co., Ltd. Class A	13,100	190,967
Jason Furniture Hangzhou Co., Ltd. Class A	9,700	117,699
JD Health International, Inc. (a)(b)(c)	41,900	330,253
JD.com, Inc. ADR (a)	88,743	6,218,222
Jiajiayue Group Co., Ltd. Class A	19,900	52,073
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	308,600	228,088
Jiangsu Eastern Shenghong Co., Ltd. Class A	19,600	59,610
Jiangsu Expressway Co., Ltd. Class H	340,299	348,754
Jiangsu Guotai International Group Co., Ltd. Class A	128,700	277,880
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,882	178,572
Jiangsu Hengrui Medicine Co., Ltd. Class A	45,456	362,487
Jiangsu Hoperun Software Co., Ltd. Class A	19,500	69,824
Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC, Ltd. Class A	11,300	$96,669
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	62,400	72,909
Jiangsu Shagang Co., Ltd. Class A	103,400	94,797
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	9,200	238,324
Jiangsu Yangnong Chemical Co., Ltd. Class A	9,200	189,815
Jiangsu Yoke Technology Co., Ltd. Class A	33,500	427,610
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	18,497	109,951
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	49,000	31,901
Jiangxi Copper Co., Ltd. Class H	249,578	399,514
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	26,300	128,376
Jiangxi Zhengbang Technology Co., Ltd. Class A	22,800	34,635
Jiayou International Logistics Co., Ltd. Class A	28,123	91,988
Jinke Properties Group Co., Ltd. Class A	86,900	61,222
JinkoSolar Holding Co., Ltd. ADR (a)(b)	3,412	156,816
Jinneng Science&Technology Co., Ltd. Class A	29,500	75,617
JiuGui Liquor Co., Ltd. Class A	400	13,367
Jizhong Energy Resources Co., Ltd. Class A	164,000	142,103
JL Mag Rare-Earth Co., Ltd. Class A	3,700	26,119
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	35,600	71,882
Joinn Laboratories China Co., Ltd. Class A	17,988	326,520
Jointown Pharmaceutical Group Co., Ltd. Class A	26,400	61,111
Joy City Property, Ltd.	96,000	4,925
Joyoung Co., Ltd. Class A	25,400	92,668
JOYY, Inc. ADR (a)	3,771	171,317
Juewei Food Co., Ltd. Class A	9,200	98,857
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	34,500	59,474
Kama Co., Ltd. Class B (a)	218,449	74,054
Kandi Technologies Group, Inc. (a)	5,287	16,971
KE Holdings, Inc. ADR (a)	21,856	439,743
Keshun Waterproof Technologies Co., Ltd. Class A	7,020	17,939
Kingboard Holdings, Ltd.	95,200	463,404
KingClean Electric Co., Ltd. Class A	22,940	105,771

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Kingdee International Software Group Co., Ltd. (a)	214,000	$658,774
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	528	8,316
Kingsoft Corp., Ltd.	94,000	412,952
Kintor Pharmaceutical, Ltd. (a)(b)(c)	30,000	47,330
Konka Group Co., Ltd. Class B	343,200	103,889
Koolearn Technology Holding, Ltd. (a)(b)(c)	159,000	107,886
Kuaishou Technology (a)(c)	78,294	723,559
Kuang-Chi Technologies Co., Ltd. Class A (a)	37,900	143,100
Kunlun Energy Co., Ltd. (a)	388,000	363,798
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	43,500	82,703
Kweichow Moutai Co., Ltd. Class A	8,371	2,698,603
KWG Group Holdings, Ltd.	159,451	104,306
KWG Living Group Holdings, Ltd. (a)	74,225	30,466
Launch Tech Co., Ltd. Class H (a)	21,600	8,201
LB Group Co., Ltd. Class A	5,000	22,480
Lee & Man Paper Manufacturing, Ltd.	205,000	142,516
Lenovo Group, Ltd.	685,703	788,053
Lens Technology Co., Ltd. Class A	8,700	31,440
LexinFintech Holdings, Ltd. ADR (a)	6,940	26,788
Li Auto, Inc. ADR (a)	11,742	376,918
Li Ning Co., Ltd.	214,757	2,351,052
Lier Chemical Co., Ltd. Class A	5,100	27,052
Lifetech Scientific Corp. (a)(b)	230,000	107,974
Lingyi iTech Guangdong Co. Class A (a)	44,600	51,620
Livzon Pharmaceutical Group, Inc. Class H (b)	37,697	137,804
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	6,100	25,229
Longfor Group Holdings, Ltd. (c)	121,000	569,591
LONGi Green Energy Technology Co., Ltd. Class A	47,780	647,681
Lu Thai Textile Co., Ltd. Class B	57,500	28,026
Luenmei Quantum Co., Ltd. Class A	35,100	49,732
Lufax Holding, Ltd. ADR (a)	11,753	66,169
Luokung Technology Corp. (a)	74,013	44,793
Luoyang Glass Co., Ltd. Class H (a)(b)	58,000	130,488
Lushang Health Industry Development Co., Ltd. Class A	300	625
Luxshare Precision Industry Co., Ltd. Class A	57,708	446,487
Security Description	Shares	Value
Luye Pharma Group, Ltd. (a)(b)(c)	188,500	$86,074
Luzhou Laojiao Co., Ltd. Class A (a)	10,500	419,188
Maanshan Iron & Steel Co., Ltd. Class A	223,200	129,517
Mango Excellent Media Co., Ltd. Class A	1,400	12,597
Markor International Home Furnishings Co., Ltd. Class A	90,900	50,174
Maxscend Microelectronics Co., Ltd. Class A (a)	1,620	83,254
Mayinglong Pharmaceutical Group Co., Ltd. Class A	19,400	87,740
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	46,200	57,032
Meituan Class B (a)(c)	367,338	10,620,164
Metallurgical Corp. of China, Ltd. Class H	403,000	102,865
Microport Scientific Corp. (b)	68,563	249,758
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,900	209,830
Ming Yuan Cloud Group Holdings, Ltd. (b)	46,000	104,788
Minth Group, Ltd. (a)	74,000	326,039
MLS Co., Ltd. Class A	30,700	73,044
Montnets Cloud Technology Group Co., Ltd. Class A (a)	20,800	56,260
Muyuan Foods Co., Ltd. Class A	37,314	313,109
NanJi E-Commerce Co., Ltd. Class A (a)	38,200	41,450
Nanjing Hanrui Cobalt Co., Ltd. Class A	1,000	12,609
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	16,344	107,948
NARI Technology Co., Ltd. Class A	39,900	251,169
National Agricultural Holdings, Ltd. (b)(d)	112,000	—
NAURA Technology Group Co., Ltd. Class A	700	38,200
NavInfo Co., Ltd. Class A	26,900	67,345
NetDragon Websoft Holdings, Ltd. (a)	53,500	125,716
NetEase, Inc. ADR	39,254	3,995,272
New China Life Insurance Co., Ltd. Class A	10,000	61,141
New China Life Insurance Co., Ltd. Class H	73,800	197,367
New Hope Liuhe Co., Ltd. Class A	32,200	77,018
New Oriental Education & Technology Group, Inc. ADR (a)	145,244	305,012
Newborn Town, Inc. (a)	150,000	71,188
Newland Digital Technology Co., Ltd. Class A	21,399	60,976

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,500	$79,934
Ningbo Jifeng Auto Parts Co., Ltd. Class A	40,900	103,423
Ningbo Orient Wires & Cables Co., Ltd. Class A	2,900	23,331
Ningbo Sanxing Medical Electric Co., Ltd. Class A	41,600	106,698
Ningbo Tuopu Group Co., Ltd. Class A	28,600	238,369
Ningbo Xusheng Auto Technology Co., Ltd. Class A	12,000	94,127
NIO, Inc. ADR (a)	121,446	3,847,409
Niu Technologies ADR (a)	3,591	57,851
Noah Holdings, Ltd. ADR (a)	2,666	81,820
Nongfu Spring Co., Ltd. Class H (a)(c)	57,400	378,799
Offcn Education Technology Co., Ltd. Class A (a)	26,300	32,508
Offshore Oil Engineering Co., Ltd. Class A	27,900	20,226
Oppein Home Group, Inc. Class A	12,780	296,436
Orient Securities Co., Ltd. Class A	34,300	79,506
PCI-Suntek Technology Co., Ltd. Class A (a)	50,490	66,139
People's Insurance Co. Group of China, Ltd. Class A	24,400	18,034
People's Insurance Co. Group of China, Ltd. Class H	519,000	157,105
Perfect World Co., Ltd. Class A	19,000	60,684
PetroChina Co., Ltd. Class H	981,208	436,719
Pharmaron Beijing Co., Ltd. Class A	6,600	146,623
PhiChem Corp. Class A	10,900	41,412
PICC Property & Casualty Co., Ltd. Class H	786,433	642,558
Pinduoduo, Inc. ADR (a)	34,432	2,007,386
Ping An Bank Co., Ltd. Class A	143,000	370,596
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	34,200	124,363
Ping An Insurance Group Co. of China, Ltd. Class A	44,300	351,179
Ping An Insurance Group Co. of China, Ltd. Class H	502,682	3,620,383
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	116,400	153,210
Poly Developments & Holdings Group Co., Ltd. Class A (a)	59,200	145,509
Poly Property Group Co., Ltd.	258,000	67,840
Pop Mart International Group, Ltd. (b)(c)	24,000	137,604
Postal Savings Bank of China Co., Ltd. Class H (c)	402,000	282,049
Qianhe Condiment & Food Co., Ltd. Class A	26,540	100,500
Security Description	Shares	Value
Qingdao East Steel Tower Stock Co., Ltd. Class A	52,600	$75,438
Qudian, Inc. ADR (a)(b)	12,799	12,404
Qutoutiao, Inc. ADR (a)	8,595	23,894
Rainbow Digital Commercial Co., Ltd. Class A	32,600	32,195
Red Avenue New Materials Group Co., Ltd. Class A	2,100	16,618
RLX Technology, Inc. ADR (a)(b)	59,480	231,972
Roshow Technology Co., Ltd. Class A	25,100	59,996
SAIC Motor Corp., Ltd. Class A	36,300	117,764
Sailun Group Co., Ltd. Class A	80,400	186,996
Sany Heavy Industry Co., Ltd. Class A	48,500	173,894
Satellite Chemical Co., Ltd. Class A	33,640	211,763
SDIC Capital Co., Ltd. Class A	48,372	62,528
Seazen Group, Ltd.	146,000	98,690
Seazen Holdings Co., Ltd. Class A (a)	15,600	71,462
SF Holding Co., Ltd. Class A	15,900	172,326
Shaanxi Coal Industry Co., Ltd. Class A	69,900	134,105
Shandong Airlines Co., Ltd. Class B	80,800	42,492
Shandong Chenming Paper Holdings, Ltd. Class H	59,350	28,395
Shandong Dawn Polymer Co., Ltd. Class A	6,100	15,732
Shandong Denghai Seeds Co., Ltd. Class A (a)	3,800	15,411
Shandong Gold Mining Co., Ltd. Class A	39,260	116,192
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	17,700	77,268
Shandong Linglong Tyre Co., Ltd. Class A	16,800	96,562
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	131,900	118,437
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	209,600	261,587
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	60,000	105,582
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	25,360	45,104
Shang Gong Group Co., Ltd. Class B (a)	175,100	75,993
Shanghai AtHub Co., Ltd. Class A (a)	25,420	147,586
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	24,240	228,065

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Baosight Software Co., Ltd. Class A	11,610	$111,060
Shanghai Baosight Software Co., Ltd. Class B	61,408	296,416
Shanghai Belling Co., Ltd. Class A	20,400	82,318
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	124,600	84,354
Shanghai Daimay Automotive Interior Co., Ltd. Class A	25,237	92,549
Shanghai Diesel Engine Co., Ltd. Class B	209,800	125,251
Shanghai Electric Group Co., Ltd. Class H	418,418	127,732
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	29,545	126,375
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	12,400	95,432
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	33,000	145,396
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	36,000	117,286
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (a)	175,000	86,419
Shanghai Haixin Group Co. Class B	207,813	74,397
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	10,500	69,360
Shanghai Henlius Biotech, Inc. Class H (a)(b)(c)	1,400	3,960
Shanghai Highly Group Co., Ltd. Class B	142,300	74,138
Shanghai Industrial Holdings, Ltd.	44,000	64,112
Shanghai Industrial Urban Development Group, Ltd.	43,000	4,192
Shanghai International Airport Co., Ltd. Class A	15,300	112,337
Shanghai International Port Group Co., Ltd. Class A (a)	117,000	100,826
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	125,196	75,493
Shanghai Jinjiang International Travel Co., Ltd. Class B	56,374	80,446
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	27,100	54,421
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	106,400	248,304
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	298,600	188,417
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	181,064	164,949
Security Description	Shares	Value
Shanghai M&G Stationery, Inc. Class A	9,396	$95,319
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	54,484	74,316
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	19,400	60,619
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	64,300	121,898
Shanghai Pudong Development Bank Co., Ltd. Class A	87,600	117,506
Shanghai Putailai New Energy Technology Co., Ltd. Class A	12,640	319,247
Shanghai RAAS Blood Products Co., Ltd. Class A	48,000	51,479
Shanghai Runda Medical Technology Co., Ltd. Class A	32,800	69,169
Shanghai Wanye Enterprises Co., Ltd. Class A	34,000	177,885
Shanghai Weaver Network Co., Ltd. Class A	15,484	169,887
Shanghai Yaoji Technology Co., Ltd. Class A	6,500	23,234
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	21,800	51,628
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B (a)	154,000	43,890
Shanxi Blue Flame Holding Co., Ltd. Class A	46,000	67,636
Shanxi Coking Coal Energy Group Co., Ltd. Class A	78,770	102,441
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	44,500	79,146
Shanxi Meijin Energy Co., Ltd. Class A	40,900	104,388
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	12,700	630,661
Shengda Resources Co., Ltd. Class A (a)	22,700	44,907
Shengyi Technology Co., Ltd. Class A (a)	22,700	84,067
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	300	6,454
Shenzhen Agricultural Products Group Co., Ltd. Class A	80,000	80,389
Shenzhen Aisidi Co., Ltd. Class A	57,300	102,543
Shenzhen Capchem Technology Co., Ltd. Class A	2,100	37,317
Shenzhen Das Intellitech Co., Ltd. Class A	130,783	79,386
Shenzhen Ellassay Fashion Co., Ltd. Class A	27,380	62,820
Shenzhen Expressway Corp., Ltd. Class H	29,000	28,084

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	43,000	$94,668
Shenzhen Gas Corp., Ltd. Class A	51,600	71,650
Shenzhen Gongjin Electronics Co., Ltd. Class A	31,700	47,657
Shenzhen Goodix Technology Co., Ltd. Class A	900	15,253
Shenzhen H&T Intelligent Control Co., Ltd. Class A	25,400	109,564
Shenzhen Huaqiang Industry Co., Ltd. Class A	23,500	63,674
Shenzhen Investment, Ltd.	320,197	68,998
Shenzhen Kangtai Biological Products Co., Ltd. Class A	3,600	55,786
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	16,100	36,256
Shenzhen Kinwong Electronic Co., Ltd. Class A	13,920	75,586
Shenzhen Megmeet Electrical Co., Ltd. Class A	15,700	79,055
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (a)	4,400	263,486
Shenzhen MTC Co., Ltd. Class A (a)	146,200	111,736
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	104,093	57,784
Shenzhen SC New Energy Technology Corp. Class A	600	10,785
Shenzhen SDG Information Co., Ltd. Class A	29,900	30,563
Shenzhen Senior Technology Material Co., Ltd. Class A	8,836	51,037
Shenzhen Sunlord Electronics Co., Ltd. Class A	14,900	89,460
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	18,700	49,551
Shenzhen World Union Group, Inc. Class A	14,800	9,123
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A	16,100	20,609
Shenzhen Ysstech Info-tech Co., Ltd. Class A	159,300	309,880
Shenzhen Zhenye Group Co., Ltd. Class A	68,700	48,184
Shenzhou International Group Holdings, Ltd.	50,387	968,794
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A	60,400	65,728
Shimao Group Holdings, Ltd. (a)(b)	145,500	95,180
Sichuan Kelun Pharmaceutical Co., Ltd. Class A (a)	14,100	41,974
Sichuan New Energy Power Co., Ltd. (a)	16,700	69,673
Security Description	Shares	Value
Sichuan Yahua Industrial Group Co., Ltd. Class A	4,000	$18,028
Sinofibers Technology Co., Ltd. Class A	1,900	18,489
Sinoma Science & Technology Co., Ltd. Class A (a)	26,200	140,166
Sino-Ocean Group Holding, Ltd.	794,711	185,521
Sinopec Oilfield Service Corp. Class A (a)	158,500	53,340
Sinopec Oilfield Service Corp. Class H (a)	6,000	500
Sinopec Shanghai Petrochemical Co., Ltd. Class H (a)	578,878	132,908
Sinopharm Group Co., Ltd. Class H	114,000	247,995
Sinotrans, Ltd. Class H	221,000	70,867
Sinotruk Hong Kong, Ltd.	33,000	50,793
SITC International Holdings Co., Ltd.	182,000	658,312
Skshu Paint Co., Ltd. Class A	17,919	392,107
Skyworth Digital Co., Ltd. Class A	39,000	60,410
Smoore International Holdings, Ltd. (b)(c)	123,000	627,124
Sohu.com, Ltd. ADR (a)(b)	4,274	69,581
SooChow Securities Co., Ltd. Class A	48,790	67,979
SOS, Ltd. (a)	34,160	28,086
South Manganese Investment, Ltd. (a)	508,000	76,888
State Grid Information & Communication Co., Ltd. Class A	6,500	22,334
STO Express Co., Ltd. Class A	21,794	31,154
Sun Art Retail Group, Ltd. (a)(b)	219,500	88,123
Sunac China Holdings, Ltd. (a)	232,000	350,546
Sunac Services Holdings, Ltd. (c)	8,751	8,924
Sunfly Intelligent Technology Co., Ltd. Class A	2,100	4,792
Sungrow Power Supply Co., Ltd. Class A	15,600	357,676
Suning Universal Co., Ltd. Class A	92,100	68,216
Sunny Optical Technology Group Co., Ltd. (a)	66,629	2,107,501
Sunresin New Materials Co., Ltd. Class A	1,700	26,292
Sunward Intelligent Equipment Co., Ltd. Class A	79,200	120,437
Sunwoda Electronic Co., Ltd. Class A	19,400	128,620
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	16,800	71,596
Suzhou Maxwell Technologies Co., Ltd. Class A	540	54,543

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Taiji Computer Corp., Ltd. Class A (a)	17,679	$76,565
TAL Education Group ADR (a)	39,902	156,815
TCL Electronics Holdings, Ltd.	126,000	65,454
Tencent Holdings, Ltd.	528,696	30,977,301
Tencent Music Entertainment Group ADR (a)	18,015	123,403
Tianfeng Securities Co., Ltd. Class A (a)	53,010	33,761
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	29,100	191,054
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	35,945	41,337
Tianli Education International Holdings, Ltd.	17,000	4,165
Tianma Microelectronics Co., Ltd. Class A	24,500	50,163
Tianneng Power International, Ltd. (b)	90,000	95,237
Tianshui Huatian Technology Co., Ltd. Class A	55,400	110,729
Tibet Summit Resources Co., Ltd. Class A	9,900	58,630
Times China Holdings, Ltd.	43,000	20,793
Tingyi Cayman Islands Holding Corp.	294,383	604,904
Tong Ren Tang Technologies Co., Ltd. Class H	128,000	137,583
Tongcheng Travel Holdings, Ltd. (a)	49,200	91,126
TongFu Microelectronics Co., Ltd. Class A	31,100	95,026
Tongwei Co., Ltd. Class A	33,400	236,146
Topchoice Medical Corp. Class A (a)	9,200	287,905
TravelSky Technology, Ltd. Class H	94,000	158,188
Trip.com Group, Ltd. ADR (a)	38,179	939,967
Tsingtao Brewery Co., Ltd. Class H	64,000	599,259
Tuya, Inc. ADR (a)	9,184	57,400
UE Furniture Co., Ltd. Class A	41,097	79,815
Unigroup Guoxin Microelectronics Co., Ltd. Class A (a)	9,200	325,520
Uni-President China Holdings, Ltd.	181,000	175,514
Unisplendour Corp., Ltd. Class A	21,820	78,406
Universal Scientific Industrial Shanghai Co., Ltd. Class A (a)	22,700	57,330
Up Fintech Holding, Ltd. ADR (a)(b)	16,234	79,709
Uxin, Ltd. ADR (a)(b)	51,823	81,880
Valiant Co., Ltd. Class A	25,900	96,284
Vatti Corp., Ltd. Class A	36,200	36,205
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	4,500	17,085
Security Description	Shares	Value
Vipshop Holdings, Ltd. ADR (a)	39,274	$329,902
Visionox Technology, Inc. Class A (a)	34,400	50,201
Visual China Group Co., Ltd. Class A (a)	23,800	89,450
Viva Biotech Holdings (b)(c)	25,500	15,405
Vnet Group, Inc. ADR (a)	9,761	88,142
Walvax Biotechnology Co., Ltd. Class A	7,400	65,400
Wangneng Environment Co., Ltd. Class A (a)	22,500	61,106
Wanhua Chemical Group Co., Ltd. Class A	17,700	281,127
Want Want China Holdings, Ltd.	961,287	882,831
Wasu Media Holding Co., Ltd. Class A	38,100	50,688
Weibo Corp. ADR (a)	4,088	126,646
Weichai Power Co., Ltd. Class A	121,800	342,662
Weichai Power Co., Ltd. Class H	50,000	97,867
Weimob, Inc. (a)(b)(c)	197,000	199,368
West China Cement, Ltd. (a)	374,000	66,680
Westone Information Industry, Inc. Class A	11,200	98,525
Will Semiconductor Co., Ltd. Shanghai Class A	5,800	283,449
Wingtech Technology Co., Ltd. Class A	2,700	54,900
Winning Health Technology Group Co., Ltd. Class A	99,000	260,926
Wuhan Department Store Group Co., Ltd. Class A	1,000	1,653
Wuhan Guide Infrared Co., Ltd. Class A	47,210	179,737
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	24,700	104,952
Wuliangye Yibin Co., Ltd. Class A	27,544	964,444
WUS Printed Circuit Kunshan Co., Ltd. Class A	24,950	65,052
WuXi AppTec Co., Ltd. Class A	31,340	584,411
Wuxi Biologics Cayman, Inc. (a)(c)	272,280	3,232,240
Wuxi Shangji Automation Co., Ltd. Class A	13,330	350,028
Wuxi Taiji Industry Co., Ltd. Class A	45,200	57,432
X Financial ADR (a)	21,580	64,956
XD, Inc. (a)(b)	37,200	188,474
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	23,400	47,396
Xiamen Faratronic Co., Ltd. Class A	9,400	343,536
Xiamen Intretech, Inc. Class A	15,960	85,409
Xiamen ITG Group Corp., Ltd. Class A	47,200	53,516

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Xiamen Jihong Technology Co., Ltd. Class A	11,000	$36,724
Xiamen Kingdomway Group Co. Class A	22,600	111,347
Xiangpiaopiao Food Co., Ltd. Class A	11,700	30,174
Xianhe Co., Ltd. Class A	1,000	6,418
Xiaomi Corp. Class B (a)(c)	1,011,643	2,452,452
Xilinmen Furniture Co., Ltd. Class A	29,100	178,607
Xinhuanet Co., Ltd. Class A	16,900	63,145
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	32,400	83,916
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	30,059	58,681
Xinjiang Xintai Natural Gas Co., Ltd. Class A	22,792	88,278
Xinte Energy Co., Ltd. Class H (a)(b)	30,400	56,306
Xinyi Solar Holdings, Ltd.	356,228	604,047
XPeng, Inc. ADR (a)	17,518	881,681
Xtep International Holdings, Ltd. (b)	125,500	209,266
Yadea Group Holdings, Ltd. (c)	96,000	187,166
Yangzijiang Shipbuilding Holdings, Ltd.	308,200	306,337
Yankuang Energy Group Co., Ltd. Class H (b)	226,882	451,069
Yantai Changyu Pioneer Wine Co., Ltd. Class B	32,653	58,175
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	41,900	103,975
Yantai Eddie Precision Machinery Co., Ltd. Class A	24,881	124,893
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	10,300	64,790
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	19,800	53,182
Yatsen Holding, Ltd. ADR (a)(b)	20,569	44,223
Yeahka, Ltd. (a)(b)	11,200	37,064
YGSOFT, Inc. Class A (a)	57,432	89,773
Yidu Tech, Inc. (a)(b)(c)	40,400	109,080
Yifan Pharmaceutical Co., Ltd. Class A	26,300	72,873
Yifeng Pharmacy Chain Co., Ltd. Class A	16,598	143,845
Yihai International Holding, Ltd. (b)	24,000	110,976
Yixintang Pharmaceutical Group Co., Ltd. Class A	14,100	85,389
Yonghui Superstores Co., Ltd. Class A	65,200	41,525
Yonyou Network Technology Co., Ltd. Class A	25,620	144,557
Youdao, Inc. ADR (a)(b)	9,184	114,616
YTO Express Group Co., Ltd. Class A (a)	32,300	84,724
Security Description	Shares	Value
Yum China Holdings, Inc.	38,666	$1,927,113
Yunda Holding Co., Ltd. Class A	26,030	83,751
Yunnan Energy New Material Co., Ltd. Class A	11,600	456,773
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	114,700	216,447
Zai Lab, Ltd. ADR (a)	6,106	383,762
ZBOM Home Collection Co., Ltd. Class A	700	3,349
Zhaojin Mining Industry Co., Ltd. Class H	74,500	63,642
Zhejiang Century Huatong Group Co., Ltd. Class A	161,218	212,708
Zhejiang Crystal-Optech Co., Ltd. Class A	25,300	69,188
Zhejiang Dahua Technology Co., Ltd. Class A	21,200	78,278
Zhejiang Dingli Machinery Co., Ltd. Class A	12,720	160,544
Zhejiang Expressway Co., Ltd. Class H	218,000	194,336
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	47,800	61,939
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,300	57,245
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	18,636	145,447
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	15,880	92,897
Zhejiang Jingu Co., Ltd. Class A (a)	8,500	11,736
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A (a)	34,360	51,386
Zhejiang Jinke Culture Industry Co., Ltd. Class A	99,600	86,928
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	44,100	123,998
Zhejiang Longsheng Group Co., Ltd. Class A	23,500	46,674
Zhejiang Medicine Co., Ltd. Class A	26,300	70,640
Zhejiang Meida Industrial Co., Ltd. Class A	40,900	111,591
Zhejiang NHU Co., Ltd. Class A	18,120	88,676
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	32,750	130,299
Zhejiang Semir Garment Co., Ltd. Class A (a)	31,800	38,656
Zhejiang Shibao Co., Ltd. Class A (a)	66,600	66,191
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	500	5,111
Zhejiang Supor Co., Ltd. Class A	9,390	91,906
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	42,500	88,221
Zhejiang Yasha Decoration Co., Ltd. Class A	79,900	94,110

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	39,907	$321,375
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (b)	47,200	49,644
Zhihu, Inc. ADR (a)	10,100	55,954
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	22,700	78,905
Zhongsheng Group Holdings, Ltd.	52,500	409,425
Zhongtian Financial Group Co., Ltd. Class A (a)	109,900	45,626
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	75,700	438,394
Zijin Mining Group Co., Ltd. Class H	968,506	1,152,821
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	100,700	113,542
ZTE Corp. Class A	10,900	57,422
ZTE Corp. Class H (a)	95,640	261,908
ZTO Express Cayman, Inc. ADR	43,187	1,218,737
		252,475,539
HONG KONG — 0.6%
CT Environmental Group Ltd (b)(d)	438,000	—
Alibaba Pictures Group, Ltd. (a)	1,130,107	102,917
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China First Capital Group, Ltd. (a)	66,800	1,859
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	8,000	5,767
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	549,000	—
China Investment Fund Co., Ltd. (a)	24,000	10,097
Chongsing Holdings,Ltd. (a)(d)	2,260,000	—
Citychamp Watch & Jewellery Group, Ltd. (a)	420,000	82,424
Comba Telecom Systems Holdings, Ltd. (a)(b)	321,847	74,308
Dawnrays Pharmaceutical Holdings, Ltd.	180,000	38,557
Digital China Holdings, Ltd.	133,000	84,444
Fullshare Holdings, Ltd. (a)(b)	31,100	435
Guotai Junan International Holdings, Ltd. (a)	22,000	3,047
Hi Sun Technology China, Ltd. (a)(b)	234,000	30,915
Huabao International Holdings, Ltd. (b)	55,000	101,587
Huiyuan Juice Group, Ltd. (d)	157,000	—
Nine Dragons Paper Holdings, Ltd. (a)	168,000	180,362
Sino Biopharmaceutical, Ltd.	1,038,000	726,945
Security Description	Shares	Value
Skyworth Group, Ltd. (b)	108,755	$76,165
Solargiga Energy Holdings, Ltd. (a)	1,348,000	71,754
SSY Group, Ltd. (a)(b)	316,691	163,295
Tech Pro Technology Development, Ltd. (a)(b)(d)	1,684,800	—
TROOPS, Inc. (a)(b)	16,436	80,701
United Energy Group, Ltd.	282,000	23,511
United Laboratories International Holdings, Ltd.	100,000	55,924
Vinda International Holdings, Ltd. (b)	39,000	95,045
Wasion Holdings, Ltd.	8,000	3,520
WH Group, Ltd. (c)	663,759	416,323
Xinyi Glass Holdings, Ltd.	318,721	797,181
		3,227,083
INDIA — 21.0%
Aarti Drugs, Ltd. (a)	3,031	22,218
Aavas Financiers, Ltd. (a)	7,906	278,231
Acrysil, Ltd.	11,943	131,864
Adani Enterprises, Ltd.	5,329	122,548
Adani Green Energy, Ltd. (a)	32,835	587,588
Adani Ports & Special Economic Zone, Ltd.	100,543	987,770
Adani Power, Ltd. (a)	83,409	111,869
Adani Total Gas, Ltd.	22,116	512,262
Adani Transmission, Ltd. (a)	20,841	488,071
Affle India, Ltd. (a)	775	11,754
AIA Engineering, Ltd.	9,212	232,042
Ajanta Pharma, Ltd.	3,633	109,258
Alembic Pharmaceuticals, Ltd.	10,723	115,675
Alok Industries, Ltd. (a)	358,819	124,296
Amber Enterprises India, Ltd. (a)	556	24,804
APL Apollo Tubes, Ltd. (a)	4,665	62,743
Apollo Hospitals Enterprise, Ltd. (a)	22,603	1,524,408
Apollo Tyres, Ltd.	54,504	160,684
Ashok Leyland, Ltd.	54,392	89,598
Asian Paints, Ltd.	28,655	1,304,064
Astral, Ltd.	2,387	73,271
AstraZeneca Pharma India, Ltd.	8,775	365,735
AU Small Finance Bank, Ltd. (a)(c)	7,821	109,052
Aurobindo Pharma, Ltd.	38,394	379,288
Avenue Supermarts, Ltd. (a)(c)	5,905	371,086
Axis Bank, Ltd. (a)	180,225	1,645,128
Azure Power Global, Ltd. (a)(b)	1,701	30,873
Bajaj Auto, Ltd.	6,765	295,702
Bajaj Electricals, Ltd. (a)	26,423	456,493
Bajaj Finance, Ltd.	19,295	1,811,069
Bajaj Finserv, Ltd.	3,158	696,984
Bajaj Hindusthan Sugar, Ltd. (a)	449,895	91,691
Balkrishna Industries, Ltd.	4,776	149,276
Bandhan Bank, Ltd. (c)	54,993	186,946
Bank of Baroda (a)	50,428	55,593
BEML, Ltd.	7,606	168,121

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bharat Electronics, Ltd.	110,847	$313,071
Bharat Forge, Ltd.	29,827	280,011
Bharat Heavy Electricals, Ltd. (a)	255,137	202,330
Bharat Petroleum Corp., Ltd. (a)	62,865	325,972
Bharti Airtel, Ltd. (a)	227,483	2,092,574
Biocon, Ltd. (a)	143,966	706,218
Birlasoft, Ltd. (a)	57,990	424,926
Bosch, Ltd. (a)	810	188,730
Brightcom Group, Ltd.	192,671	464,340
Britannia Industries, Ltd.	5,150	249,825
Cadila Healthcare, Ltd.	27,922	181,481
Can Fin Homes, Ltd. (a)	66,726	496,345
Cholamandalam Financial Holdings, Ltd.	37,750	331,182
Cholamandalam Investment & Finance Co., Ltd.	68,502	479,561
Cipla, Ltd.	95,164	1,208,631
City Union Bank, Ltd.	249	451
Coal India, Ltd.	148,740	292,235
Crompton Greaves Consumer Electricals, Ltd.	29,253	172,148
Dabur India, Ltd.	37,267	290,799
DCB Bank, Ltd.	78,265	82,755
Deepak Nitrite, Ltd.	3,006	100,699
Dhani Services, Ltd. (a)	23,571	52,510
Dish TV India, Ltd. (a)	149,059	36,996
Dishman Carbogen Amcis, Ltd. (a)	3,772	10,227
Divi's Laboratories, Ltd.	9,826	618,384
Dixon Technologies India, Ltd.	10,081	747,175
DLF, Ltd.	71,837	377,326
Dr Lal PathLabs, Ltd. (c)	8,572	440,762
Dr Reddy's Laboratories, Ltd.	11,575	764,082
Edelweiss Financial Services, Ltd.	40,063	38,804
Eicher Motors, Ltd. (a)	10,873	379,115
Emami, Ltd.	12,874	89,884
Escorts, Ltd.	37,885	972,765
Federal Bank, Ltd.	176,665	197,257
Fine Organic Industries, Ltd.	23	1,149
Fortis Healthcare, Ltd. (a)	50,009	200,007
Future Consumer, Ltd. (a)	382,666	38,609
Future Lifestyle Fashions, Ltd. (a)	34,842	23,857
Future Retail, Ltd. (a)	48,324	33,122
GAIL India, Ltd.	176,901	307,465
Gillette India, Ltd.	1,015	71,839
Glenmark Pharmaceuticals, Ltd.	20,161	143,351
GMR Infrastructure, Ltd. (a)	681,042	419,148
Godrej Consumer Products, Ltd.	52,391	682,483
Godrej Industries, Ltd. (a)	19,571	165,418
Godrej Properties, Ltd. (a)	2,643	66,552
Granules India, Ltd. (a)	65,731	297,284
Graphite India, Ltd.	2,872	19,664
Grasim Industries, Ltd.	15,782	344,416
GTL Infrastructure, Ltd. (a)	4,422,496	124,937
Gujarat Pipavav Port, Ltd. (a)	47,588	63,890
Security Description	Shares	Value
Havells India, Ltd.	37,494	$704,630
HCL Technologies, Ltd.	104,899	1,861,452
HDFC Life Insurance Co., Ltd. (c)	37,194	325,004
HEG, Ltd.	2,125	51,114
Hero MotoCorp, Ltd.	13,196	437,070
HFCL, Ltd.	111,837	118,554
Hikal, Ltd.	10,364	73,440
Hindalco Industries, Ltd.	122,169	781,556
Hindustan Construction Co., Ltd. (a)	661,430	148,150
Hindustan Copper, Ltd.	26,457	44,382
Hindustan Petroleum Corp., Ltd.	57,194	224,935
Hindustan Unilever, Ltd.	91,956	2,919,595
Hindustan Zinc, Ltd.	164,969	703,057
Housing Development Finance Corp., Ltd.	188,425	6,556,099
ICICI Bank, Ltd. ADR	220,271	4,359,163
ICICI Bank, Ltd.	603	6,004
ICICI Lombard General Insurance Co., Ltd. (c)	2,465	46,466
ICICI Prudential Life Insurance Co., Ltd. (c)	12,340	93,095
IDFC First Bank, Ltd. (a)	117,749	76,587
IDFC, Ltd. (a)	173,151	146,747
IIFL Finance, Ltd. (a)	146,072	549,030
India Cements, Ltd.	39,058	101,013
Indiabulls Housing Finance, Ltd.	43,805	128,464
Indiabulls Real Estate, Ltd. (a)	34,964	74,175
IndiaMart InterMesh, Ltd. (c)	436	37,986
Indian Hotels Co., Ltd.	359,477	874,082
Indian Oil Corp., Ltd.	237,506	356,248
Indus Towers, Ltd.	77,712	259,578
Infibeam Avenues, Ltd.	486,140	262,900
Info Edge India, Ltd.	3,463	259,796
Infosys, Ltd. ADR	363,318	9,195,579
Inox Wind, Ltd. (a)	65,503	101,952
InterGlobe Aviation, Ltd. (a)(c)	7,854	213,166
IOL Chemicals & Pharmaceuticals, Ltd. (a)	2,075	13,489
Ipca Laboratories, Ltd.	15,512	452,157
ITC, Ltd. GDR	215,047	632,238
Jaiprakash Power Ventures, Ltd. (a)	1,603,417	133,734
Jindal Steel & Power, Ltd. (a)	65,471	332,262
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	2,793	74,221
JSW Energy, Ltd.	26,923	108,836
JSW Steel, Ltd.	159,156	1,404,419
Jubilant Foodworks, Ltd.	10,437	504,204
Jubilant Ingrevia, Ltd.	11,257	86,878
Jubilant Pharmova, Ltd.	10,856	85,667
Just Dial, Ltd. (a)	662	7,276
Karnataka Bank, Ltd.	63,661	52,711
Kaveri Seed Co., Ltd.	12,381	95,103
Kotak Mahindra Bank, Ltd.	91,839	2,219,016
Larsen & Toubro, Ltd. GDR	54,225	1,380,026

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Laurus Labs, Ltd. (c)	101,864	$738,468
Lemon Tree Hotels, Ltd. (a)(c)	349,253	218,942
LIC Housing Finance, Ltd.	42,275	210,222
Lupin, Ltd.	26,840	343,283
Mahindra & Mahindra Financial Services, Ltd.	85,010	170,339
Mahindra & Mahindra, Ltd.	122,504	1,379,610
MakeMyTrip, Ltd. (a)	12,422	344,214
Manappuram Finance, Ltd.	69,811	154,581
Marico, Ltd. (a)	58,510	403,510
Marksans Pharma, Ltd.	270,314	218,729
Maruti Suzuki India, Ltd.	9,160	915,123
Max Financial Services, Ltd. (a)	16,519	217,855
Meghmani Finechem, Ltd. (a)	1,782	18,149
Mindtree, Ltd.	12,955	833,044
Motherson Sumi Systems, Ltd.	102,423	307,673
Muthoot Finance, Ltd.	11,305	227,459
Natco Pharma, Ltd.	10,234	124,546
Navin Fluorine International, Ltd.	6,426	362,078
NCC, Ltd.	90,234	85,396
Nestle India, Ltd.	2,409	638,604
NOCIL, Ltd.	15,554	48,659
NTPC, Ltd.	162,725	272,319
Oberoi Realty, Ltd.	307	3,559
Oil & Natural Gas Corp., Ltd. (a)	382,166	732,091
Olectra Greentech, Ltd. (a)	17,009	182,593
Page Industries, Ltd. (a)	871	473,624
PI Industries, Ltd.	9,920	404,910
Piramal Enterprises, Ltd.	5,135	182,637
PNB Housing Finance, Ltd. (c)	45,513	303,285
Power Finance Corp., Ltd.	88,457	142,499
Power Grid Corp. of India, Ltd.	122,919	337,989
Rajesh Exports, Ltd.	28,738	285,097
RattanIndia Infrastructure, Ltd. (a)	249,361	159,676
RattanIndia Power, Ltd. (a)	1,687,638	168,002
Raymond, Ltd. (a)	9,920	82,945
RBL Bank, Ltd. (a)(c)	59,640	102,013
REC, Ltd.	79,233	142,615
Reliance Industries, Ltd. GDR (a)(c)	149,969	9,590,518
Reliance Infrastructure, Ltd. (a)	82,821	106,958
Reliance Power, Ltd. (a)	577,734	105,699
Religare Enterprises, Ltd. (a)	43,823	77,818
Repco Home Finance, Ltd.	109,932	395,891
SBI Life Insurance Co., Ltd. (c)	20,745	333,770
Sequent Scientific, Ltd.	116,723	252,726
Shilpa Medicare, Ltd.	13,687	98,525
Shree Renuka Sugars, Ltd. (a)	260,381	105,258
Shriram City Union Finance, Ltd.	7,923	187,903
Shriram Transport Finance Co., Ltd.	21,426	350,780
Siemens, Ltd.	30,431	966,673
Solara Active Pharma Sciences, Ltd.	1,170	16,039
South Indian Bank, Ltd. (a)	530,201	63,123
Security Description	Shares	Value
SpiceJet, Ltd. (a)	67,901	$62,251
State Bank of India	183,917	1,139,219
Steel Authority of India, Ltd.	229,742	331,313
Strides Pharma Science, Ltd.	14,995	90,179
Subex, Ltd.	122,358	89,132
Sun Pharma Advanced Research Co., Ltd. (a)	27,621	106,604
Sun Pharmaceutical Industries, Ltd.	124,972	1,421,778
Suzlon Energy, Ltd. (a)	1,100,152	150,958
Tata Communications, Ltd. (a)	3,120	61,466
Tata Consultancy Services, Ltd.	94,665	4,760,716
Tata Consumer Products, Ltd.	16,809	168,111
Tata Motors, Ltd. (a)	171,340	1,111,908
Tata Steel, Ltd.	39,169	585,646
Tata Teleservices Maharashtra, Ltd. (a)	222,042	616,371
TCI Express, Ltd.	1,151	34,269
Tech Mahindra, Ltd.	52,527	1,265,237
Thyrocare Technologies, Ltd. (c)	39,862	593,916
Titan Co., Ltd.	18,343	622,425
Torrent Pharmaceuticals, Ltd.	8,303	366,190
Trent, Ltd.	6,436	92,208
TVS Motor Co., Ltd.	40,657	342,930
Ujjivan Financial Services, Ltd. (a)	18,484	32,785
UltraTech Cement, Ltd.	7,032	718,098
United Breweries, Ltd. (a)	7,810	166,637
United Spirits, Ltd. (a)	51,289	619,761
UPL, Ltd. (a)	45,716	459,462
Vakrangee, Ltd.	172,498	102,219
Vedanta, Ltd.	62,577	287,228
V-Mart Retail, Ltd. (a)	3,279	164,762
Vodafone Idea, Ltd. (a)	773,811	159,789
Wipro, Ltd. ADR	256,382	2,502,288
WNS Holdings, Ltd. ADR (a)	9,956	878,318
Wockhardt, Ltd. (a)	21,800	121,074
Yes Bank, Ltd. (a)	162,974	30,036
Zee Entertainment Enterprises, Ltd. (a)	82,989	358,144
		115,375,570
INDONESIA — 2.4%
Ace Hardware Indonesia Tbk PT	2,338,300	210,000
Adaro Energy Tbk PT	1,973,200	311,503
AKR Corporindo Tbk PT	127,400	36,738
Astra International Tbk PT	2,491,551	996,446
Bank Central Asia Tbk PT	6,472,975	3,315,398
Bank Jago Tbk PT (a)	156,200	175,352
Bank Mandiri Persero Tbk PT	2,484,940	1,224,817
Bank MNC Internasional Tbk PT (a)	3,940,700	51,427
Bank Negara Indonesia Persero Tbk PT	546,100	258,634
Bank Rakyat Indonesia Persero Tbk PT	7,557,231	2,179,282
Barito Pacific Tbk PT	1,941,100	116,446

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Chandra Asri Petrochemical Tbk PT (a)	151,578	$77,903
Charoen Pokphand Indonesia Tbk PT	568,300	237,249
Ciputra Development Tbk PT	901,896	61,381
Gudang Garam Tbk PT	2,300	4,938
Indah Kiat Pulp & Paper Tbk PT (a)	215,400	118,260
Indocement Tunggal Prakarsa Tbk PT	278,225	236,206
Kalbe Farma Tbk PT	991,500	112,350
Kresna Graha Investama Tbk PT (a)	8,495,600	57,223
Lippo Karawaci Tbk PT	3,951,510	39,092
Matahari Department Store Tbk PT (a)	19,900	5,794
Media Nusantara Citra Tbk PT (a)	408,700	25,808
Pabrik Kertas Tjiwi Kimia Tbk PT	78,300	41,341
Pakuwon Jati Tbk PT	2,239,200	72,899
Perusahaan Gas Negara Tbk PT (a)	1,565,540	151,034
PP Persero Tbk PT (a)	763,976	53,067
Semen Indonesia Persero Tbk PT	528,900	269,042
Summarecon Agung Tbk PT (a)	960,927	56,297
Surya Semesta Internusa Tbk PT (a)	1,349,200	45,817
Telkom Indonesia Persero Tbk PT (a)	5,626,494	1,594,881
Tower Bersama Infrastructure Tbk PT	1,606,400	332,495
Transcoal Pacific Tbk PT (a)	86,200	60,783
Unilever Indonesia Tbk PT	326,000	94,009
United Tractors Tbk PT	185,745	288,669
Wijaya Karya Persero Tbk PT (a)	722,757	56,036
		12,968,617
MACAU — 0.0% (e)
Huasheng International Holding, Ltd.	230,000	60,182
MALAYSIA — 2.8%
AEON Credit Service M Bhd	61,450	200,900
AirAsia Group Bhd (a)	253,300	48,033
Alliance Bank Malaysia Bhd	660,110	453,172
AMMB Holdings Bhd	98,200	74,723
Astro Malaysia Holdings Bhd	186,200	42,460
Axiata Group Bhd	464,183	463,514
Bermaz Auto Bhd	249,680	94,694
British American Tobacco Malaysia Bhd	4,900	16,443
Bursa Malaysia Bhd	332,251	522,382
Cahya Mata Sarawak Bhd	234,900	72,173
Careplus Group Bhd	3,300	824
Carlsberg Brewery Malaysia Bhd Class B	86,503	416,942
CIMB Group Holdings Bhd	510,362	667,660
Security Description	Shares	Value
Datasonic Group Bhd	456,800	$44,956
Dayang Enterprise Holdings Bhd	150,450	29,072
Dialog Group Bhd	578,100	363,567
DiGi.Com Bhd	192,300	201,255
Eco World Development Group Bhd	200,400	40,648
Frontken Corp. Bhd	175,900	168,891
Gamuda Bhd (a)	186,641	129,923
Genting Bhd	452,700	507,467
Genting Malaysia Bhd	501,800	346,900
Globetronics Technology Bhd	124,500	49,609
Hartalega Holdings Bhd	95,000	130,665
Hibiscus Petroleum Bhd	227,100	44,428
Hong Leong Bank Bhd	51,200	228,839
IHH Healthcare Bhd	125,900	221,821
IJM Corp. Bhd	964,780	352,008
Inari Amertron Bhd	581,812	558,629
IOI Corp. Bhd	640,996	573,911
IOI Properties Group Bhd	545,316	143,986
KNM Group Bhd (a)	849,200	30,576
Kuala Lumpur Kepong Bhd	51,196	267,655
Malayan Banking Bhd (a)	428,548	853,804
Malaysia Airports Holdings Bhd (a)	127,300	182,730
Maxis Bhd	339,400	395,125
MISC Bhd	78,800	133,351
My EG Services Bhd	801,158	205,770
Padini Holdings Bhd	196,000	131,733
Pentamaster Corp. Bhd	334,775	445,992
Petronas Chemicals Group Bhd	133,600	286,057
PPB Group Bhd (a)	116,620	478,685
Press Metal Aluminium Holdings Bhd	873,470	1,211,871
Public Bank Bhd	1,266,973	1,265,148
RHB Bank Bhd	266,408	343,402
Sapura Energy Bhd (a)	964,500	11,576
Sime Darby Bhd	343,488	191,285
Sime Darby Plantation Bhd	337,399	304,518
Sime Darby Property Bhd	379,388	54,185
Supermax Corp. Bhd	175,234	61,832
Telekom Malaysia Bhd	130,609	172,431
Tenaga Nasional Bhd	238,250	534,147
Top Glove Corp. Bhd	398,300	247,623
Velesto Energy Bhd (a)	786,700	22,661
Yinson Holdings Bhd	132,500	190,831
YTL Corp. Bhd	402,110	55,983
		15,289,466
PAKISTAN — 0.1%
Bank Alfalah, Ltd.	369,613	72,457
Fauji Fertilizer Co., Ltd.	11,248	6,389
Habib Bank, Ltd.	85,244	56,324
Lucky Cement, Ltd. (a)	32,929	126,731
Millat Tractors, Ltd.	26,841	131,124
National Bank of Pakistan (a)	340,000	66,497
Nishat Mills, Ltd.	103,300	46,576
Searle Co., Ltd.	71,752	58,426

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
United Bank, Ltd.	89,093	$68,942
		633,466
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	117,060	124,997
Alliance Global Group, Inc.	778,900	180,243
Ayala Land, Inc.	1,217,251	876,072
Bank of the Philippine Islands	97,970	177,044
BDO Unibank, Inc.	195,245	462,148
Bloomberry Resorts Corp. (a)	447,200	55,251
Cebu Air, Inc. (a)	61,530	50,860
Cosco Capital, Inc.	1,456,900	148,569
D&L Industries, Inc.	1,580,100	292,826
DoubleDragon Corp.	510,670	72,706
Globe Telecom, Inc.	2,330	151,792
GT Capital Holdings, Inc.	7,734	81,902
JG Summit Holdings, Inc.	353,122	367,024
Jollibee Foods Corp.	44,270	187,871
LT Group, Inc.	530,400	102,975
Metro Pacific Investments Corp.	1,271,000	97,208
Metropolitan Bank & Trust Co.	91,050	99,456
PLDT, Inc.	18,154	645,096
Puregold Price Club, Inc.	331,550	255,526
SM Investments Corp.	32,765	605,920
SM Prime Holdings, Inc.	1,027,400	683,019
Universal Robina Corp.	93,850	235,580
		5,954,085
SINGAPORE — 0.0% (e)
Silverlake Axis, Ltd.	232,900	47,508
TAIWAN — 23.4%
Accton Technology Corp. (a)	39,000	366,502
Acer, Inc.	661,395	727,924
Advantech Co., Ltd.	50,082	717,733
ASE Technology Holding Co., Ltd.	428,043	1,647,688
Asia Cement Corp.	498,687	798,490
Asustek Computer, Inc.	123,737	1,681,610
AU Optronics Corp. ADR	152,351	1,250,802
Bank of Kaohsiung Co., Ltd. (a)	292,546	127,943
Baotek Industrial Materials, Ltd. (a)	22,000	29,342
Catcher Technology Co., Ltd.	97,539	551,735
Cathay Financial Holding Co., Ltd.	1,188,580	2,685,013
Center Laboratories, Inc.	69,557	152,102
Chailease Holding Co., Ltd.	116,214	1,106,820
Chang Hwa Commercial Bank, Ltd. (a)	624,850	383,939
Cheng Shin Rubber Industry Co., Ltd.	125,000	163,100
Chilisin Electronics Corp.	14,937	51,827
China Development Financial Holding Corp.	3,150,559	1,992,800
China Steel Chemical Corp.	18,877	82,216
China Steel Corp.	1,615,216	2,063,754
Chroma ATE, Inc.	25,000	180,721
Security Description	Shares	Value
Chung Lien Transportation Co., Ltd.	67,000	$195,670
Chunghwa Telecom Co., Ltd.	273,074	1,149,858
Compal Electronics, Inc. (a)	922,029	806,488
Compeq Manufacturing Co., Ltd.	49,000	77,484
CTBC Financial Holding Co., Ltd. (a)	2,268,570	2,127,784
Delta Electronics, Inc.	241,986	2,405,253
E.Sun Financial Holding Co., Ltd.	972,200	985,658
Eclat Textile Co., Ltd.	38,365	874,989
eCloudvalley Digital Technology Co., Ltd.	16,503	157,771
EirGenix, Inc. (a)	22,000	88,662
Elite Material Co., Ltd.	21,000	211,009
Elite Semiconductor Microelectronics Technology, Inc.	21,000	125,239
eMemory Technology, Inc.	13,318	1,054,195
ENNOSTAR, Inc. (a)	110,585	306,570
Evergreen Marine Corp. Taiwan, Ltd.	208,663	1,074,727
Everlight Electronics Co., Ltd.	155,996	297,141
Far Eastern New Century Corp.	820,352	868,772
Far EasTone Telecommunications Co., Ltd.	117,000	273,185
Feng TAY Enterprise Co., Ltd.	56,830	475,518
Firich Enterprises Co., Ltd.	35,640	45,859
First Financial Holding Co., Ltd.	771,315	683,024
FocalTech Systems Co., Ltd.	20,000	123,974
Formosa Chemicals & Fibre Corp.	559,182	1,633,061
Formosa Petrochemical Corp.	191,000	662,049
Formosa Plastics Corp.	597,663	2,246,610
Foxconn Technology Co., Ltd.	226,519	531,358
Fubon Financial Holding Co., Ltd.	944,646	2,605,143
Genius Electronic Optical Co., Ltd.	6,475	123,804
Giant Manufacturing Co., Ltd.	44,000	548,668
Globalwafers Co., Ltd.	15,884	509,813
Himax Technologies, Inc. ADR (b)	19,640	314,044
Hiwin Technologies Corp.	38,717	428,914
Holy Stone Enterprise Co., Ltd.	14,000	60,469
Hon Hai Precision Industry Co., Ltd.	1,308,765	4,919,636
Hotai Motor Co., Ltd.	40,000	887,700
HTC Corp. (a)	111,710	342,394
Hua Nan Financial Holdings Co., Ltd.	935,390	716,748
Innolux Corp.	938,753	665,036
Inventec Corp.	360,000	324,647
ITEQ Corp.	17,267	88,622
King Yuan Electronics Co., Ltd.	340,898	552,002
Largan Precision Co., Ltd.	10,142	903,605
Lite-On Technology Corp.	507,394	1,170,049

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Macronix International Co., Ltd.	258,673	$394,549
Makalot Industrial Co., Ltd.	47,069	420,213
MediaTek, Inc.	155,601	6,692,637
Medigen Biotechnology Corp. (a)	14,000	29,045
Medigen Vaccine Biologics Corp. (a)	20,000	216,142
Mega Financial Holding Co., Ltd.	937,646	1,204,804
Merry Electronics Co., Ltd.	45,809	156,301
Microbio Co., Ltd. (a)	3,294	8,251
Micro-Star International Co., Ltd. (a)	45,000	261,051
Motech Industries, Inc. (a)	89,869	117,586
Nan Ya Plastics Corp.	855,704	2,641,310
Nanya Technology Corp.	69,000	194,777
Nien Made Enterprise Co., Ltd.	11,000	164,004
Novatek Microelectronics Corp.	76,599	1,492,278
Nuvoton Technology Corp.	23,000	117,215
O-Bank Co., Ltd.	849,281	245,572
Oneness Biotech Co., Ltd. (a)	16,000	166,263
PChome Online, Inc.	21,957	101,583
Pegatron Corp.	324,900	811,457
Phoenix Silicon International Corp.	23,320	49,140
Pou Chen Corp.	225,000	269,590
Powertech Technology, Inc.	217,518	768,118
President Chain Store Corp.	51,000	504,157
Promos Technologies, Inc. (d)	2,232	—
Quanta Computer, Inc.	516,729	1,768,686
Radiant Opto-Electronics Corp. (a)	43,000	156,974
RDC Semiconductor Co., Ltd. (a)	10,000	171,323
Realtek Semiconductor Corp. (a)	74,825	1,568,602
RichWave Technology Corp.	14,000	138,143
Ritek Corp. (a)	69,593	29,556
Senhwa Biosciences, Inc. (a)	1,000	3,759
Shanghai Commercial & Savings Bank, Ltd.	363,000	619,935
Shin Kong Financial Holding Co., Ltd. (a)	2,621,143	1,046,866
Silicon Motion Technology Corp. ADR	3,735	354,937
Simplo Technology Co., Ltd.	16,000	189,974
Sino-American Silicon Products, Inc.	33,000	281,491
SinoPac Financial Holdings Co., Ltd.	1,937,630	1,131,049
Sitronix Technology Corp. (a)	10,000	115,661
Synnex Technology International Corp.	215,000	514,440
TA-I Technology Co., Ltd.	15,750	37,230
Taishin Financial Holding Co., Ltd. (a)	1,111,774	761,489
Taiwan Cement Corp.	884,262	1,534,123
Taiwan Cooperative Financial Holding Co., Ltd.	291,382	268,033
Taiwan FU Hsing Industrial Co., Ltd.	203,000	304,496
Security Description	Shares	Value
Taiwan High Speed Rail Corp.	121,000	$129,454
Taiwan Mobile Co., Ltd.	185,260	669,606
Taiwan Paiho, Ltd.	27,000	79,730
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	296,108	35,624,753
Taiwan Surface Mounting Technology Corp.	20,000	89,276
Taiwan Union Technology Corp. (a)	13,000	47,927
Teco Electric and Machinery Co., Ltd.	156,000	178,458
TPK Holding Co., Ltd.	28,000	43,973
Tripod Technology Corp.	156,361	703,616
Unimicron Technology Corp.	100,540	839,438
Uni-President Enterprises Corp.	517,893	1,284,110
United Integrated Services Co., Ltd.	78,755	516,646
United Microelectronics Corp. ADR (b)	266,166	3,114,142
Vanguard International Semiconductor Corp.	22,000	125,637
Voltronic Power Technology Corp.	6,804	379,954
Walsin Lihwa Corp.	520,000	498,066
Walsin Technology Corp.	32,000	193,154
Win Semiconductors Corp.	33,000	446,687
Winbond Electronics Corp.	114,000	140,095
Wistron Corp.	768,976	810,194
Wiwynn Corp.	9,248	372,701
Yageo Corp.	32,144	557,091
Yang Ming Marine Transport Corp. (a)	124,000	542,307
Yuanta Financial Holding Co., Ltd. (a)	1,708,709	1,562,523
Zhen Ding Technology Holding, Ltd.	57,000	207,052
		128,584,663
THAILAND — 2.9%
Advanced Info Service PCL	178,961	1,232,182
Airports of Thailand PCL	388,500	709,430
Bangkok Bank PCL NVDR	31,200	113,480
Bangkok Dusit Medical Services PCL Class F	109,300	75,255
Bangkok Expressway & Metro PCL	2,056,407	520,181
Beauty Community PCL	34,900	1,609
BEC World PCL (a)	31,000	13,085
Bumrungrad Hospital PCL	39,900	168,415
Carabao Group PCL Class F	18,300	65,465
Central Plaza Hotel PCL	53,900	50,423
Charoen Pokphand Foods PCL	262,000	200,000
Chularat Hospital PCL Class F	2,174,600	238,259
CP ALL PCL	754,454	1,332,519
CPN Retail Growth Leasehold REIT	41,000	24,793
Delta Electronics Thailand PCL (a)	32,900	405,771

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Electricity Generating PCL	24,599	$129,236
Energy Absolute PCL	256,400	736,848
Frasers Property Thailand Industrial Freehold & Leasehold REIT	80,887	30,510
Global Power Synergy PCL Class F	32,700	86,877
Gulf Energy Development PCL	297,000	406,758
Gunkul Engineering PCL	1,773,443	297,299
Hana Microelectronics PCL	115,600	306,259
Ichitan Group PCL	148,000	44,305
Indorama Ventures PCL	187,000	242,112
IRPC PCL	2,589,091	297,623
Jasmine International PCL (b)	691,925	72,496
Kasikornbank PCL	64,754	275,260
Kasikornbank PCL NVDR	99,500	422,961
KCE Electronics PCL	288,870	760,981
Krungthai Card PCL	98,900	175,417
Lotus's Retail Growth Freehold & Leasehold Property Fund	303,800	137,326
MC Group PCL	335,900	91,001
Mega Lifesciences PCL	256,200	387,310
Minor International PCL	388,046	333,972
Muangthai Capital PCL (a)	26,100	45,902
PTG Energy PCL	199,500	90,180
PTT Exploration & Production PCL	173,107	611,484
PTT Global Chemical PCL NVDR	87,300	153,536
PTT PCL	831,283	945,629
Siam Cement PCL NVDR	55,600	642,467
Siam Commercial Bank PCL	259,328	985,920
Srisawad Corp. PCL	274,931	508,217
Super Energy Corp. PCL NVDR	1,124,700	31,985
SVI PCL (b)	886,940	209,754
Thai Beverage PCL (a)	1,104,300	540,621
Thai Oil PCL	320,240	474,536
Thai Union Group PCL Class F	242,800	141,733
TMBThanachart Bank PCL	3,660,933	161,101
True Corp. PCL NVDR	1,547,483	221,433
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	74,900	28,476
		16,178,392
UNITED STATES — 0.1% (e)
Ideanomics, Inc. (a)(b)	64,064	76,877
JS Global Lifestyle Co., Ltd. (c)	85,000	143,260
Legend Biotech Corp. ADR (a)	1,791	83,479
		303,616
TOTAL COMMON STOCKS (Cost $424,485,203)		551,098,187

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (e)
TAIWAN — 0.0% (e)
China Development Financial Holding Corp. , Preference Shares (a) (Cost: $40,425)	128,406	$44,508
RIGHTS — 0.0% (a) (e)
CHINA — 0.0% (e)
Seazen Group, Ltd. (expiring 01/19/22) (a) (Cost: $0)	6,952	—
WARRANTS — 0.0% (a) (e)
MALAYSIA — 0.0% (e)
Frontken Corp. Bhd (expiring 05/03/26) (a)	73,100	10,177
THAILAND — 0.0% (e)
Srisawad Corp. PCL (expiring 8/29/25) (a)	11,785	3,528
TOTAL WARRANTS (Cost $0)		13,705
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	11,122	11,123
State Street Navigator Securities Lending Portfolio II (h) (i)	5,352,115	5,352,115
TOTAL SHORT-TERM INVESTMENTS (Cost $5,363,238)		5,363,238
TOTAL INVESTMENTS — 101.3% (Cost $429,888,866)		556,519,638
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(6,949,955)
NET ASSETS — 100.0%		$549,569,683
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.9% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$537,023,408	$14,074,779	$0(a)	$551,098,187
Preferred Stocks	44,508	—	—	44,508
Rights	—	0(b)	—	0
Warrants	13,705	—	—	13,705
Short-Term Investments	5,363,238	—	—	5,363,238
TOTAL INVESTMENTS	$542,444,859	$14,074,779	$0	$556,519,638
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2021.
(b)	The Fund held Level 2 securities that were valued at $0 at December 31, 2021.
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	23.6%
Financials	17.1
Consumer Discretionary	16.1
Communication Services	10.3
Industrials	6.9
Materials	6.6
Health Care	5.9
Consumer Staples	5.7
Energy	3.7
Utilities	2.3
Real Estate	2.1
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$13,218,956	$13,207,833	$—	$—	11,122	$11,123	$110
State Street Navigator Securities Lending Portfolio II	8,324,543	8,324,543	15,388,297	18,360,725	—	—	5,352,115	5,352,115	47,196
Total		$8,324,543	$28,607,253	$31,568,558	$—	$—		$5,363,238	$47,306
See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.3%
AECC Aviation Power Co., Ltd. Class A	143,500	$1,432,055
AVIC Electromechanical Systems Co., Ltd. Class A	467,900	1,337,687
AviChina Industry & Technology Co., Ltd. Class H (a)	1,357,000	938,167
AVICOPTER PLC Class A	67,200	848,580
		4,556,489
AIR FREIGHT & LOGISTICS — 0.8%
BEST, Inc. ADR (a) (b)	280,176	238,570
JD Logistics, Inc. (a) (b) (c)	398,100	1,350,608
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,000	190,755
SF Holding Co., Ltd. Class A	199,300	2,160,033
Sinotrans, Ltd. Class H	1,005,000	322,268
STO Express Co., Ltd. Class A	26,671	38,125
YTO Express Group Co., Ltd. Class A (a)	265,800	697,202
Yunda Holding Co., Ltd. Class A	118,158	380,169
ZTO Express Cayman, Inc. ADR	209,305	5,906,587
		11,284,317
AIRLINES — 0.2%
Air China, Ltd. Class A (a)	721,000	1,035,175
Air China, Ltd. Class H (b)	462,000	322,368
China Eastern Airlines Corp., Ltd. Class A (a)	792,000	642,662
China Eastern Airlines Corp., Ltd. Class H (a)	204,000	77,191
China Southern Airlines Co., Ltd. Class A (a)	484,800	519,179
China Southern Airlines Co., Ltd. Class H (b)	756,000	452,846
		3,049,421
AUTO COMPONENTS — 0.5%
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	5,800	186,294
China First Capital Group, Ltd. (a)	431,600	12,013
Fuyao Glass Industry Group Co., Ltd. Class A	147,700	1,094,909
Fuyao Glass Industry Group Co., Ltd. Class H (c)	236,400	1,221,980
Huayu Automotive Systems Co., Ltd. Class A	146,600	652,421
Kandi Technologies Group, Inc. (a) (b)	22,970	73,734
Kuang-Chi Technologies Co., Ltd. Class A (a)	76,200	287,710
Minth Group, Ltd. (a)	432,000	1,903,364
Security Description	Shares	Value
Ningbo Tuopu Group Co., Ltd. Class A	30,400	$253,371
Shandong Linglong Tyre Co., Ltd. Class A	142,100	816,750
Tianneng Power International, Ltd. (b)	460,000	486,769
		6,989,315
AUTOMOBILES — 4.7%
BAIC Motor Corp., Ltd. Class H (c)	117,900	50,661
BYD Co., Ltd. Class A	98,700	4,161,541
BYD Co., Ltd. Class H	351,000	12,002,694
Chongqing Changan Automobile Co., Ltd. Class A (a)	485,840	1,160,537
Dongfeng Motor Group Co., Ltd. Class H	1,381,300	1,148,086
Geely Automobile Holdings, Ltd.	2,571,000	7,024,140
Great Wall Motor Co., Ltd. Class H (a)	1,792,000	6,160,050
Guangzhou Automobile Group Co., Ltd. Class H	1,811,691	1,786,989
Li Auto, Inc. ADR (a)	129,561	4,158,908
NIO, Inc. ADR (a)	672,596	21,307,841
Niu Technologies ADR (a)	16,623	267,797
Qingling Motors Co., Ltd. Class H	3,264,000	661,483
SAIC Motor Corp., Ltd. Class A	460,879	1,495,181
XPeng, Inc. ADR (a)	152,001	7,650,210
Yadea Group Holdings, Ltd. (c)	388,000	756,461
		69,792,579
BANKS — 8.7%
Agricultural Bank of China, Ltd. Class A	4,727,100	2,185,495
Agricultural Bank of China, Ltd. Class H	15,788,000	5,427,169
Bank of Beijing Co., Ltd. Class A	579,700	404,757
Bank of Chengdu Co., Ltd. Class A	409,600	772,946
Bank of China, Ltd. Class A	1,730,200	829,858
Bank of China, Ltd. Class H	37,302,700	13,444,915
Bank of Chongqing Co., Ltd. Class H	1,439,500	823,489
Bank of Communications Co., Ltd. Class A	897,800	650,861
Bank of Communications Co., Ltd. Class H	10,838,824	6,548,088
Bank of Hangzhou Co., Ltd. Class A	405,800	818,103
Bank of Jiangsu Co., Ltd. Class A	644,800	591,155
Bank of Nanjing Co., Ltd. Class A	400,000	563,606
Bank of Ningbo Co., Ltd. Class A	281,010	1,691,615

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bank of Shanghai Co., Ltd. Class A	576,200	$646,057
Bank of Zhengzhou Co., Ltd. Class A (a)	835,119	414,995
China Bohai Bank Co., Ltd. Class H (c)	1,220,500	469,646
China CITIC Bank Corp., Ltd. Class H	4,843,471	2,099,834
China Construction Bank Corp. Class H	49,580,623	34,341,337
China Everbright Bank Co., Ltd. Class A	1,588,200	829,184
China Everbright Bank Co., Ltd. Class H	871,000	308,346
China Merchants Bank Co., Ltd. Class A (a)	817,600	6,262,774
China Merchants Bank Co., Ltd. Class H	1,894,735	14,715,468
China Minsheng Banking Corp., Ltd. Class A	171,400	105,120
China Minsheng Banking Corp., Ltd. Class H (b)	4,007,259	1,531,705
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,234,000	793,733
Huaxia Bank Co., Ltd. Class A	191,100	168,289
Industrial & Commercial Bank of China, Ltd. Class A	2,779,600	2,023,816
Industrial & Commercial Bank of China, Ltd. Class H	32,619,789	18,409,639
Industrial Bank Co., Ltd. Class A	910,700	2,726,780
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	443,900	461,418
Ping An Bank Co., Ltd. Class A	785,200	2,034,910
Postal Savings Bank of China Co., Ltd. Class A (a)	1,487,800	1,193,225
Postal Savings Bank of China Co., Ltd. Class H (c)	4,095,000	2,873,113
Shanghai Pudong Development Bank Co., Ltd. Class A	898,070	1,204,667
		128,366,113
BEVERAGES — 3.2%
Anhui Gujing Distillery Co., Ltd. Class A	32,100	1,231,693
Anhui Kouzi Distillery Co., Ltd. Class A	36,600	407,898
Beijing Shunxin Agriculture Co., Ltd. Class A	42,700	256,373
Beijing Yanjing Brewery Co., Ltd. Class A	439,600	585,530
China Resources Beer Holdings Co., Ltd.	775,667	6,352,544
Chongqing Brewery Co., Ltd. Class A	38,339	912,315
Huiyuan Juice Group, Ltd. (d)	701,000	—
Jiangsu King's Luck Brewery JSC, Ltd. Class A	78,000	667,269
Security Description	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	66,100	$1,712,308
JiuGui Liquor Co., Ltd. Class A	10,200	340,853
Kweichow Moutai Co., Ltd. Class A	49,931	16,096,516
Luzhou Laojiao Co., Ltd. Class A (a)	65,900	2,630,901
Nongfu Spring Co., Ltd. Class H (a) (c)	712,400	4,701,330
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	19,400	182,528
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	56,840	2,822,581
Sichuan Swellfun Co., Ltd. Class A (a)	39,300	741,558
Tsingtao Brewery Co., Ltd. Class A	33,100	515,313
Tsingtao Brewery Co., Ltd. Class H	223,000	2,088,042
Wuliangye Yibin Co., Ltd. Class A	163,000	5,707,390
Yantai Changyu Pioneer Wine Co., Ltd. Class A	47,200	236,481
		48,189,423
BIOTECHNOLOGY — 1.9%
3SBio, Inc. (a) (c)	491,000	409,361
Akeso, Inc. (a) (c)	283,000	1,234,175
Alphamab Oncology (a) (b) (c)	126,000	219,796
Ascentage Pharma Group International (a) (b) (c)	32,800	118,641
BeiGene, Ltd. ADR (a)	25,175	6,820,663
Beijing SL Pharmaceutical Co., Ltd. Class A	114,475	194,600
Beijing Tiantan Biological Products Corp., Ltd. Class A	147,529	671,868
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	18,140	631,857
Berry Genomics Co., Ltd. Class A (a)	98,200	299,586
BGI Genomics Co., Ltd. Class A	22,699	313,407
Chongqing Zhifei Biological Products Co., Ltd. Class A	75,600	1,481,316
CStone Pharmaceuticals (a) (b) (c)	224,000	237,610
Daan Gene Co., Ltd. Class A	213,840	674,571
Everest Medicines, Ltd. (a) (c)	41,000	183,010
Genetron Holdings, Ltd. ADR (a)	24,258	147,974
Getein Biotech, Inc. Class A	149,092	470,319
Hualan Biological Engineering, Inc. Class A	98,100	449,538
I-Mab ADR (a)	15,469	733,076
Imeik Technology Development Co., Ltd. Class A	7,700	649,161

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
InnoCare Pharma, Ltd. (a) (b) (c)	255,000	$500,430
Innovent Biologics, Inc. (a) (c)	469,000	2,902,563
Jacobio Pharmaceuticals Group Co., Ltd. (a) (c)	69,300	128,888
JW Cayman Therapeutics Co., Ltd. (a) (b) (c)	125,000	215,487
Kintor Pharmaceutical, Ltd. (a) (b) (c)	93,000	146,723
Legend Biotech Corp. ADR (a)	32,444	1,512,215
Remegen Co., Ltd. Class H (a) (c)	63,500	634,487
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	22,600	149,289
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	69,522	732,277
Shanghai Junshi Biosciences Co., Ltd. Class H (a) (b) (c)	20,000	148,788
Shanghai RAAS Blood Products Co., Ltd. Class A	392,600	421,058
Shenzhen Kangtai Biological Products Co., Ltd. Class A	32,800	508,270
Walvax Biotechnology Co., Ltd. Class A	118,300	1,045,511
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	263,100	652,883
Zai Lab, Ltd. ADR (a)	36,836	2,315,143
		27,954,541
BUILDING PRODUCTS — 0.4%
Beijing New Building Materials PLC Class A	181,200	1,020,970
China Lesso Group Holdings, Ltd.	499,000	716,853
Guangdong Kinlong Hardware Products Co., Ltd. Class A	10,300	294,128
Xinyi Glass Holdings, Ltd.	1,330,000	3,326,578
Zhejiang Weixing New Building Materials Co., Ltd. Class A	215,175	822,930
Zhuzhou Kibing Group Co., Ltd. Class A	114,100	306,824
		6,488,283
CAPITAL MARKETS — 2.3%
Caitong Securities Co., Ltd. Class A	303,200	530,203
Central China Securities Co., Ltd. Class H	523,000	93,916
Changjiang Securities Co., Ltd. Class A	456,500	541,277
China Cinda Asset Management Co., Ltd. Class H	3,608,200	657,189
China Everbright, Ltd.	566,000	676,618
China Galaxy Securities Co., Ltd. Class H	2,715,000	1,560,125
Security Description	Shares	Value
China Huarong Asset Management Co., Ltd. Class H (a) (c) (d)	6,780,000	$443,518
China International Capital Corp., Ltd. Class A	63,800	491,915
China International Capital Corp., Ltd. Class H (c)	325,600	897,913
China Merchants Securities Co., Ltd. Class A	450,392	1,250,095
CITIC Securities Co., Ltd. Class A (a)	327,000	1,358,076
CITIC Securities Co., Ltd. Class H	1,073,000	2,800,758
CSC Financial Co., Ltd. Class A (a)	137,304	631,563
Dongxing Securities Co., Ltd. Class A	294,700	538,974
East Money Information Co., Ltd. Class A	388,160	2,265,215
Everbright Securities Co., Ltd. Class A	277,500	651,524
Founder Securities Co., Ltd. Class A	472,900	583,033
GF Securities Co., Ltd. Class A	235,800	911,822
GF Securities Co., Ltd. Class H	735,000	1,400,934
Guosen Securities Co., Ltd. Class A	274,500	495,555
Guotai Junan International Holdings, Ltd. (a)	2,053,000	284,396
Guotai Junan Securities Co., Ltd. Class A (a)	447,900	1,260,083
Guoyuan Securities Co., Ltd. Class A (a)	470,040	569,159
Haitong Securities Co., Ltd. Class A (a)	238,600	460,012
Haitong Securities Co., Ltd. Class H	2,069,000	1,833,792
Huatai Securities Co., Ltd. Class A (a)	320,100	893,998
Huatai Securities Co., Ltd. Class H (c)	918,800	1,529,703
Huaxi Securities Co., Ltd. Class A	328,200	508,373
Industrial Securities Co., Ltd. Class A	506,900	787,566
Noah Holdings, Ltd. ADR (a) (b)	24,114	740,059
Orient Securities Co., Ltd. Class A	361,700	838,405
SDIC Capital Co., Ltd. Class A	375,737	485,695
Shaanxi International Trust Co., Ltd. Class A	1,671,330	848,931
Shanxi Securities Co., Ltd. Class A (a)	561,590	582,869
Shenwan Hongyuan Group Co., Ltd. Class A	1,056,510	850,651
Sinolink Securities Co., Ltd. Class A	357,700	637,319

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SooChow Securities Co., Ltd. Class A	476,252	$663,557
Southwest Securities Co., Ltd. Class A	708,000	588,975
Up Fintech Holding, Ltd. ADR (a) (b)	29,274	143,735
Western Securities Co., Ltd. Class A	358,000	454,323
Zheshang Securities Co., Ltd. Class A	361,500	749,258
		34,491,082
CHEMICALS — 1.5%
ADAMA, Ltd. Class A	347,500	461,217
China BlueChemical, Ltd. Class H	1,912,000	532,181
China Lumena New Materials Corp. (a) (b) (d)	89,113	—
COFCO Biotechnology Co., Ltd. Class A	471,400	805,799
Do-Fluoride New Materials Co., Ltd. Class A	46,000	325,448
Dongyue Group, Ltd.	563,000	878,119
Fufeng Group, Ltd.	554,000	191,150
Guangzhou Tinci Materials Technology Co., Ltd. Class A	37,190	670,514
Hengli Petrochemical Co., Ltd. Class A	241,800	873,424
Hengyi Petrochemical Co., Ltd. Class A	333,491	556,950
Hoshine Silicon Industry Co., Ltd. Class A	22,500	466,945
Huabao International Holdings, Ltd. (b)	353,000	652,001
Huapont Life Sciences Co., Ltd. Class A	567,700	646,346
Hubei Xingfa Chemicals Group Co., Ltd. Class A	60,000	357,412
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	586,700	482,531
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	205,100	235,449
Jiangsu Eastern Shenghong Co., Ltd. Class A	234,000	711,672
Jiangsu Yoke Technology Co., Ltd. Class A	55,100	703,323
LB Group Co., Ltd. Class A	201,500	905,935
Ningxia Baofeng Energy Group Co., Ltd. Class A	243,800	665,566
Rongsheng Petrochemical Co., Ltd. Class A	435,800	1,244,546
Satellite Chemical Co., Ltd. Class A	72,700	457,644
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	153,764	756,845
Shanghai Putailai New Energy Technology Co., Ltd. Class A	27,440	693,050
Security Description	Shares	Value
Shenzhen Capchem Technology Co., Ltd. Class A	11,000	$195,469
Shenzhen Senior Technology Material Co., Ltd. Class A	41,900	242,015
Sichuan Lutianhua Co., Ltd. Class A (a)	205,200	202,004
Sichuan New Energy Power Co., Ltd. (a)	67,400	281,193
Sichuan Yahua Industrial Group Co., Ltd. Class A	59,300	267,263
Sinopec Shanghai Petrochemical Co., Ltd. Class H (a)	2,145,999	492,713
Skshu Paint Co., Ltd. Class A	12,040	263,462
Tongkun Group Co., Ltd. Class A	248,100	826,343
Transfar Zhilian Co., Ltd. Class A	384,500	526,045
Wanhua Chemical Group Co., Ltd. Class A	137,500	2,183,895
Zhejiang Juhua Co., Ltd. Class A (a)	314,400	638,288
Zhejiang Longsheng Group Co., Ltd. Class A	207,100	411,331
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	43,000	346,283
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	435,060	718,367
		21,868,738
COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Everbright Environment Group, Ltd.	2,376,925	1,908,540
Dongjiang Environmental Co., Ltd. Class H (b)	195,400	91,731
Shanghai M&G Stationery, Inc. Class A	82,080	832,669
		2,832,940
COMMUNICATIONS EQUIPMENT — 0.5%
Addsino Co., Ltd. Class A	257,000	674,928
Beijing BDStar Navigation Co., Ltd. Class A (a)	22,700	140,111
BYD Electronic International Co., Ltd. (b)	372,000	1,362,262
China Fiber Optic Network System Group, Ltd. (a) (d)	1,131,600	—
China Zhenhua Group Science & Technology Co., Ltd. Class A (a)	27,400	535,500
Comba Telecom Systems Holdings, Ltd. (a) (b)	1,644,310	379,636
Fiberhome Telecommunication Technologies Co., Ltd. Class A	46,400	131,194
Fujian Star-net Communication Co., Ltd. Class A	110,500	409,571

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Guangzhou Haige Communications Group, Inc. Co. Class A	117,800	$202,291
Hytera Communications Corp., Ltd. Class A	16,200	14,062
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	31,800	216,532
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (a) (c)	222,000	368,467
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Co. Class A	63,200	325,390
Yealink Network Technology Corp., Ltd. Class A	32,400	414,996
ZTE Corp. Class A	137,400	723,835
ZTE Corp. Class H (a)	482,997	1,322,677
		7,221,452
CONSTRUCTION & ENGINEERING — 0.8%
China Communications Services Corp., Ltd. Class H	1,335,600	650,986
China Conch Venture Holdings, Ltd.	991,500	4,845,395
China Railway Group, Ltd. Class A	530,300	482,845
China Railway Group, Ltd. Class H	2,766,000	1,461,709
China State Construction Engineering Corp., Ltd. Class A (a)	1,671,200	1,314,033
Metallurgical Corp. of China, Ltd. Class A	1,118,700	673,783
Metallurgical Corp. of China, Ltd. Class H	1,167,000	297,876
Power Construction Corp. of China, Ltd. Class A	663,200	842,682
Shanghai Construction Group Co., Ltd. Class A	917,500	519,417
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	348,400	333,111
Xinte Energy Co., Ltd. Class H (a) (b)	114,800	212,628
		11,634,465
CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class A	107,400	680,639
Anhui Conch Cement Co., Ltd. Class H	673,500	3,364,779
BBMG Corp. Class H	1,509,000	234,200
China Jushi Co., Ltd. Class A	345,170	987,898
China National Building Material Co., Ltd. Class H	2,254,000	2,763,906
China Resources Cement Holdings, Ltd.	1,053,163	795,651
CSG Holding Co., Ltd. Class A	477,117	745,044
Security Description	Shares	Value
Huaxin Cement Co., Ltd. Class A	169,700	$515,047
Sichuan Shuangma Cement Co., Ltd. Class A	145,100	554,474
Tangshan Jidong Cement Co., Ltd. Class A	3,600	6,771
		10,648,409
CONSUMER FINANCE — 0.2%
360 DigiTech, Inc. ADR	42,036	963,885
FinVolution Group ADR (b)	32,259	159,037
LexinFintech Holdings, Ltd. ADR (a)	81,851	315,945
Lufax Holding, Ltd. ADR (a) (b)	232,099	1,306,717
Qudian, Inc. ADR (a) (b)	143,538	139,103
		2,884,687
CONTAINERS & PACKAGING — 0.2%
Greatview Aseptic Packaging Co., Ltd.	466,000	170,350
Shenzhen YUTO Packaging Technology Co., Ltd. Class A (a)	153,740	814,509
Yunnan Energy New Material Co., Ltd. Class A	36,307	1,429,659
		2,414,518
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	289,000	219,077
DIVERSIFIED CONSUMER SERVICES — 0.4%
China Education Group Holdings, Ltd. (a) (b)	515,000	836,281
China Maple Leaf Educational Systems, Ltd. (a)	1,063,497	73,662
China Yuhua Education Corp., Ltd. (c)	654,000	234,042
Fu Shou Yuan International Group, Ltd.	928,000	729,659
Gaotu Techedu, Inc. ADR (a) (b)	55,395	107,466
Koolearn Technology Holding, Ltd. (a) (b) (c)	98,500	66,835
New Oriental Education & Technology Group, Inc. ADR (a)	796,541	1,672,736
Offcn Education Technology Co., Ltd. Class A (a)	70,800	87,511
TAL Education Group ADR (a)	223,366	877,829
Tianli Education International Holdings, Ltd.	255,000	62,472
Youdao, Inc. ADR (a) (b)	8,540	106,579
Zhejiang Yasha Decoration Co., Ltd. Class A	609,500	717,899
		5,572,971
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co., Ltd. Class A	647,200	404,052

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China Common Rich Renewable Energy Investment, Ltd. (a) (b) (d)	17,589,376	$—
Chongsing Holdings,Ltd. (a) (d)	17,798,900	—
Far East Horizon, Ltd. (b)	1,198,000	1,063,345
Oceanwide Holdings Co., Ltd. Class A (a)	698,800	206,594
		1,673,991
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp., Ltd. Class H (c)	26,516,000	2,924,946
CITIC Telecom International Holdings, Ltd.	1,386,000	467,553
		3,392,499
ELECTRICAL EQUIPMENT — 1.8%
Contemporary Amperex Technology Co., Ltd. Class A	99,100	9,163,444
Dongfang Electric Corp., Ltd. Class A	344,100	1,159,076
Dongfang Electric Corp., Ltd. Class H (b)	53,200	89,528
Eve Energy Co., Ltd. Class A	104,700	1,945,801
Fangda Carbon New Material Co., Ltd. Class A	376,360	640,381
Fullshare Holdings, Ltd. (a)	5,032,500	70,359
Ginlong Technologies Co., Ltd. Class A	12,900	469,724
Guoxuan High-Tech Co., Ltd. Class A	37,200	299,809
NARI Technology Co., Ltd. Class A	239,280	1,506,259
Ningbo Sanxing Medical Electric Co., Ltd. Class A	284,500	729,699
Shanghai Electric Group Co., Ltd. Class A	630,100	481,563
Shanghai Electric Group Co., Ltd. Class H	2,752,000	840,111
Shanghai Liangxin Electrical Co., Ltd. Class A	63,150	176,966
Shanghai Moons' Electric Co., Ltd. Class A	76,500	285,234
Sungrow Power Supply Co., Ltd. Class A	56,300	1,290,844
Sunwoda Electronic Co., Ltd. Class A	66,900	443,542
Suzhou Maxwell Technologies Co., Ltd. Class A	4,740	478,767
TBEA Co., Ltd. Class A	160,500	534,323
Tech Pro Technology Development, Ltd. (a) (b) (d)	4,481,396	—
Topsec Technologies Group, Inc. Class A	190,200	573,377
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	255,500	661,747
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	438,560	856,160
Youngy Co., Ltd. Class A (a)	14,511	296,995
Security Description	Shares	Value
Zhejiang Chint Electrics Co., Ltd. Class A (a)	143,400	$1,215,249
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	350,500	2,029,819
		26,238,777
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
AAC Technologies Holdings, Inc. (b)	424,745	1,677,994
Accelink Technologies Co., Ltd. Class A	110,100	403,241
Anxin-China Holdings, Ltd. (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	83,100	554,475
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	9,500	268,072
BOE Technology Group Co., Ltd. Class A	1,702,700	1,352,189
Foxconn Industrial Internet Co., Ltd. Class A	229,800	430,759
GoerTek, Inc. Class A (a)	177,700	1,511,793
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	35,500	454,423
Hollysys Automation Technologies, Ltd. (a)	38,280	538,982
Ju Teng International Holdings, Ltd.	1,144,000	189,290
Kingboard Holdings, Ltd.	418,499	2,037,125
Kingboard Laminates Holdings, Ltd.	405,500	689,677
Lens Technology Co., Ltd. Class A	214,800	776,233
Lingyi iTech Guangdong Co. Class A (a)	329,600	381,481
Luxshare Precision Industry Co., Ltd. Class A	324,063	2,507,277
Maxscend Microelectronics Co., Ltd. Class A (a)	23,896	1,228,047
OFILM Group Co., Ltd. Class A (a)	244,200	372,499
Shengyi Technology Co., Ltd. Class A (a)	120,700	446,998
Shennan Circuits Co., Ltd. Class A	38,320	734,094
Shenzhen Kinwong Electronic Co., Ltd. Class A	92,900	504,452
Sunny Optical Technology Group Co., Ltd. (a)	364,100	11,516,625
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	149,600	637,542
Tianma Microelectronics Co., Ltd. Class A	231,600	474,195
Unisplendour Corp., Ltd. Class A	140,176	503,695

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Universal Scientific Industrial Shanghai Co., Ltd. Class A (a)	162,200	$409,642
Wasion Holdings, Ltd.	502,000	220,856
Westone Information Industry, Inc. Class A	110,800	974,698
Wingtech Technology Co., Ltd. Class A	60,200	1,224,060
Wuhan Guide Infrared Co., Ltd. Class A	254,464	968,788
WUS Printed Circuit Kunshan Co., Ltd. Class A	134,410	350,448
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	71,400	835,033
Zepp Health Corp. ADR (a)	15,887	80,229
Zhejiang Dahua Technology Co., Ltd. Class A	188,800	697,121
		35,952,033
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (b)	1,356,000	73,920
China Oilfield Services, Ltd. Class H (a)	1,117,900	979,344
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	383,812	344,637
Sinopec Oilfield Service Corp. Class H (a)	1,820,000	151,738
		1,549,639
ENTERTAINMENT — 2.3%
CT Environmental Group Ltd (b) (d)	1,980,400	—
Alibaba Pictures Group, Ltd. (a) (b)	9,420,000	857,869
Bilibili, Inc. ADR (a) (b)	112,810	5,234,384
DouYu International Holdings, Ltd. ADR (a)	68,097	179,776
G-bits Network Technology Xiamen Co., Ltd. Class A	6,146	407,717
Giant Network Group Co., Ltd. Class A	157,300	296,095
HUYA, Inc. ADR (a)	27,443	190,454
iQIYI, Inc. ADR (a) (b)	162,838	742,541
Kingsoft Corp., Ltd.	495,200	2,175,468
Mango Excellent Media Co., Ltd. Class A	79,866	718,650
NetDragon Websoft Holdings, Ltd. (a)	255,000	599,207
NetEase, Inc. ADR	180,239	18,344,725
Perfect World Co., Ltd. Class A	171,600	548,069
Tencent Music Entertainment Group ADR (a)	230,319	1,577,685
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	188,700	801,798
XD, Inc. (a) (b)	109,200	553,263
Security Description	Shares	Value
Zhejiang Century Huatong Group Co., Ltd. Class A	414,112	$546,371
		33,774,072
FOOD & STAPLES RETAILING — 0.2%
Jiajiayue Group Co., Ltd. Class A	126,308	330,516
Laobaixing Pharmacy Chain JSC Class A	64,500	500,862
Sun Art Retail Group, Ltd. (a) (b)	1,408,000	565,273
Yifeng Pharmacy Chain Co., Ltd. Class A	80,634	698,806
Yonghui Superstores Co., Ltd. Class A	402,000	256,029
		2,351,486
FOOD PRODUCTS — 2.3%
Ausnutria Dairy Corp., Ltd. (b)	194,000	235,150
China Feihe, Ltd. (a) (c)	1,298,000	1,741,477
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	2,729,000	—
China Mengniu Dairy Co., Ltd.	1,438,220	8,153,781
China Yurun Food Group, Ltd. (a) (b)	1,204,000	120,457
COFCO Joycome Foods., Ltd. (a) (b)	838,000	319,236
Dali Foods Group Co., Ltd. (c)	704,500	368,683
Foshan Haitian Flavouring & Food Co., Ltd. Class A	167,244	2,764,409
Fujian Sunner Development Co., Ltd. Class A	119,200	453,065
Guangdong Haid Group Co., Ltd. Class A (a)	99,500	1,146,925
Health & Happiness H&H International Holdings, Ltd. (a)	114,500	177,412
Henan Shuanghui Investment & Development Co., Ltd. Class A	139,400	691,624
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	327,000	2,131,988
Jiangxi Zhengbang Technology Co., Ltd. Class A	185,100	281,184
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	80,393	480,028
Juewei Food Co., Ltd. Class A	16,800	180,521
Muyuan Foods Co., Ltd. Class A	211,946	1,778,479
New Hope Liuhe Co., Ltd. Class A	205,200	490,811
Tingyi Cayman Islands Holding Corp.	999,844	2,054,500
Toly Bread Co., Ltd. Class A	83,829	374,387
Tongwei Co., Ltd. Class A	230,100	1,626,862
Uni-President China Holdings, Ltd.	916,400	888,625
Want Want China Holdings, Ltd.	3,359,933	3,085,710

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Wens Foodstuffs Group Co., Ltd. Class A	197,900	$599,391
WH Group, Ltd. (c)	4,502,183	2,823,862
Yihai International Holding, Ltd. (b)	269,000	1,243,853
Yihai Kerry Arawana Holdings Co., Ltd. Class A	47,300	468,087
		34,680,507
GAS UTILITIES — 0.6%
Beijing Enterprises Holdings, Ltd.	154,500	533,080
China Gas Holdings, Ltd.	1,203,000	2,499,724
China Resources Gas Group, Ltd.	543,000	3,068,013
Chongqing Gas Group Corp., Ltd. Class A	203,100	267,966
Kunlun Energy Co., Ltd. (a)	2,123,400	1,990,951
		8,359,734
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
AK Medical Holdings, Ltd. (b) (c)	94,000	79,576
Autobio Diagnostics Co., Ltd. Class A	9,490	82,169
Intco Medical Technology Co., Ltd. Class A	50,900	462,971
Jafron Biomedical Co., Ltd. Class A	19,055	159,714
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	150,782	896,291
Lifetech Scientific Corp. (a) (b)	1,024,000	480,720
Microport Cardioflow Medtech Corp. (a) (b) (c)	90,000	44,675
Microport Scientific Corp. (b)	319,911	1,165,357
Ovctek China, Inc. Class A (a)	43,300	390,644
Peijia Medical, Ltd. (a) (c)	152,000	259,303
Qingdao Haier Biomedical Co., Ltd. Class A	19,505	278,571
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,536,800	1,917,969
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (a)	58,800	3,521,130
Sinocare, Inc. Class A	127,400	599,230
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	86,500	328,412
		10,666,732
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Aier Eye Hospital Group Co., Ltd. Class A	213,178	1,417,376
China National Accord Medicines Corp., Ltd. Class A	76,800	446,618
China National Medicines Corp., Ltd. Class A	25,900	128,420
Security Description	Shares	Value
China Resources Medical Holdings Co., Ltd.	510,500	$303,826
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	11,800	206,661
Huadong Medicine Co., Ltd. Class A	119,200	753,547
Hygeia Healthcare Holdings Co., Ltd. (c)	91,200	570,855
Jinxin Fertility Group, Ltd. (a) (b) (c)	534,500	597,142
Jointown Pharmaceutical Group Co., Ltd. Class A	243,700	564,119
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	262,600	324,169
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	637,500	1,208,554
Sinopharm Group Co., Ltd. Class H	713,600	1,552,359
Topchoice Medical Corp. Class A (a)	12,900	403,692
		8,477,338
HEALTH CARE TECHNOLOGY — 0.1%
Ping An Healthcare & Technology Co., Ltd. (a) (b) (c)	257,054	934,736
Winning Health Technology Group Co., Ltd. Class A	222,800	587,214
Yidu Tech, Inc. (a) (b) (c)	164,500	444,150
		1,966,100
HOTELS, RESTAURANTS & LEISURE — 1.7%
Ajisen China Holdings, Ltd.	622,000	100,524
China Travel International Investment Hong Kong, Ltd. (b)	3,916,000	773,526
Haidilao International Holding, Ltd. (b) (c)	390,000	880,418
Huazhu Group, Ltd. ADR (a) (b)	67,356	2,515,073
Imperial Pacific International Holdings, Ltd. (a)	1,361,515	15,543
Jiumaojiu International Holdings, Ltd. (b) (c)	190,000	333,876
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,474,187	554,028
Shanghai Jinjiang International Hotels Co., Ltd. Class A	121,010	1,115,133
Shenzhen Overseas Chinese Town Co., Ltd. Class A	472,600	523,208
Songcheng Performance Development Co., Ltd. Class A	193,700	436,195
Suncity Group Holdings, Ltd. (a) (b)	1,631,376	26,365
Tongcheng Travel Holdings, Ltd. (a)	440,507	815,890
Trip.com Group, Ltd. ADR (a)	239,108	5,886,839

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Yum China Holdings, Inc.	218,248	$10,877,480
		24,854,098
HOUSEHOLD DURABLES — 1.2%
Beijing Roborock Technology Co., Ltd. Class A	3,213	410,780
Ecovacs Robotics Co., Ltd. Class A	18,000	427,281
Gree Electric Appliances, Inc. of Zhuhai Class A	171,000	995,767
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	28,300	109,924
Haier Smart Home Co., Ltd. Class A	237,500	1,116,342
Haier Smart Home Co., Ltd. Class H	1,144,000	4,834,960
Hang Zhou Great Star Industrial Co., Ltd. Class A	190,700	914,957
Hangzhou Robam Appliances Co., Ltd. Class A	124,000	702,382
Hisense Home Appliances Group Co., Ltd. Class H	338,000	401,024
Jason Furniture Hangzhou Co., Ltd. Class A	96,000	1,164,853
Joyoung Co., Ltd. Class A	148,354	541,246
JS Global Lifestyle Co., Ltd. (c)	406,500	685,121
KingClean Electric Co., Ltd. Class A	152,560	703,416
NavInfo Co., Ltd. Class A	194,700	487,435
Oppein Home Group, Inc. Class A	37,380	867,040
Shenzhen MTC Co., Ltd. Class A (a)	832,800	636,480
Skyworth Group, Ltd. (b)	1,061,057	743,092
TCL Technology Group Corp Class A (a)	909,700	882,655
Zhejiang Supor Co., Ltd. Class A	48,665	476,315
		17,101,070
HOUSEHOLD PRODUCTS — 0.1%
Blue Moon Group Holdings, Ltd. (b) (c)	435,500	413,363
Vinda International Holdings, Ltd. (b)	344,000	838,346
		1,251,709
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.6%
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	13,305,714	165,547
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,158,000	375,786
CGN New Energy Holdings Co., Ltd. (b)	548,000	573,564
CGN Power Co., Ltd. Class H (c)	6,783,000	2,061,967
Security Description	Shares	Value
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	1,926,000	$886,874
China Longyuan Power Group Corp., Ltd. Class H	1,753,000	4,092,274
China National Nuclear Power Co., Ltd. Class A	584,500	762,905
China Power International Development, Ltd.	3,062,000	2,061,940
China Resources Power Holdings Co., Ltd.	1,002,092	3,354,745
China Yangtze Power Co., Ltd. Class A	1,026,000	3,662,528
Concord New Energy Group, Ltd.	4,900,000	515,373
Datang International Power Generation Co., Ltd. Class H	3,918,287	884,546
Huadian Power International Corp., Ltd. Class H (a) (b)	1,196,000	521,581
Huaneng Power International, Inc. Class A	25,700	39,162
Huaneng Power International, Inc. Class H	2,444,129	1,633,328
SDIC Power Holdings Co., Ltd. Class A	360,200	649,703
Sichuan Chuantou Energy Co., Ltd. Class A	349,200	686,423
Xinyi Energy Holdings, Ltd. (b)	786,000	430,489
		23,358,735
INDUSTRIAL CONGLOMERATES — 0.2%
China Baoan Group Co., Ltd. Class A	102,400	232,367
CITIC, Ltd.	1,966,000	1,941,716
Shanghai Industrial Holdings, Ltd.	402,000	585,755
		2,759,838
INSURANCE — 3.0%
China Life Insurance Co., Ltd. Class A	180,600	854,570
China Life Insurance Co., Ltd. Class H	3,808,040	6,310,670
China Pacific Insurance Group Co., Ltd. Class A	253,400	1,080,697
China Pacific Insurance Group Co., Ltd. Class H	1,385,800	3,759,433
China Reinsurance Group Corp. Class H	1,747,000	168,061
China Taiping Insurance Holdings Co., Ltd.	827,691	1,135,961
Fanhua, Inc. ADR (b)	51,517	375,044
Hubei Biocause Pharmaceutical Co., Ltd. Class A	457,400	238,085
New China Life Insurance Co., Ltd. Class A	65,000	397,418
New China Life Insurance Co., Ltd. Class H	543,100	1,452,437
People's Insurance Co. Group of China, Ltd. Class A	366,200	270,660

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class H	3,764,000	$1,139,392
PICC Property & Casualty Co., Ltd. Class H	3,426,287	2,799,462
Ping An Insurance Group Co. of China, Ltd. Class A	398,500	3,159,023
Ping An Insurance Group Co. of China, Ltd. Class H	2,951,600	21,257,820
ZhongAn Online P&C Insurance Co., Ltd. Class H (a) (b) (c)	240,100	834,589
		45,233,322
INTERACTIVE MEDIA & SERVICES — 13.8%
Autohome, Inc. ADR	33,225	979,473
Baidu, Inc. ADR (a)	136,744	20,346,140
Baidu, Inc. Class A (a)	4,831	89,602
China Metal Recycling Holdings, Ltd. (b) (d)	268,085	—
Hello Group, Inc. ADR	90,862	815,941
JOYY, Inc. ADR (a) (b)	27,135	1,232,743
Kuaishou Technology (a) (c)	709,600	6,557,813
Luokung Technology Corp. (a)	235,675	142,630
Meitu, Inc. (a) (c)	1,308,000	260,046
Qutoutiao, Inc. ADR (a) (b)	6,126	17,030
Sohu.com, Ltd. ADR (a) (b)	15,657	254,896
So-Young International, Inc. ADR (a)	6,236	19,893
Tencent Holdings, Ltd.	2,955,815	173,186,806
Weibo Corp. ADR (a)	29,483	913,383
Zhihu, Inc. ADR (a) (b)	32,617	180,698
		204,997,094
INTERNET & DIRECT MARKETING RETAIL — 14.5%
Alibaba Group Holding, Ltd. ADR (a)	900,594	106,981,561
Baozun, Inc. ADR (a) (b)	19,091	265,365
Dada Nexus, Ltd. ADR (a)	34,164	449,598
JD Health International, Inc. (a) (b) (c)	506,800	3,994,569
JD.com, Inc. ADR (a)	445,920	31,245,614
Meituan Class B (a) (c)	1,983,600	57,348,158
Pinduoduo, Inc. ADR (a)	213,126	12,425,246
Uxin, Ltd. ADR (a) (b)	41,592	65,715
Vipshop Holdings, Ltd. ADR (a)	195,044	1,638,370
		214,414,196
IT SERVICES — 0.6%
China TransInfo Technology Co., Ltd. Class A	181,100	425,763
Chinasoft International, Ltd. (a)	1,198,000	1,561,212
Chindata Group Holdings, Ltd. ADR (a)	54,575	359,649
Digital China Holdings, Ltd.	358,000	227,300
GDS Holdings, Ltd. ADR (a)	60,463	2,851,435
Hi Sun Technology China, Ltd. (a) (b)	1,401,000	185,092
Kingsoft Cloud Holdings, Ltd. ADR (a) (b)	43,879	691,094
Security Description	Shares	Value
Sichuan Development Lomon Co., Ltd. Class A (a)	122,400	$251,766
TravelSky Technology, Ltd. Class H	537,000	903,690
Vnet Group, Inc. ADR (a)	59,923	541,105
Yeahka, Ltd. (a) (b)	86,000	284,597
		8,282,703
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (a)	490,600	488,359
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Austar Lifesciences, Ltd. (a) (b)	97,000	187,622
Genscript Biotech Corp. (a)	640,000	2,832,113
Hangzhou Tigermed Consulting Co., Ltd. Class A	53,200	1,069,179
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	22,600	286,982
Joinn Laboratories China Co., Ltd. Class A	14,211	257,959
Maccura Biotechnology Co., Ltd. Class A	25,900	118,889
Pharmaron Beijing Co., Ltd. Class A	63,600	1,412,911
Pharmaron Beijing Co., Ltd. Class H (c)	8,600	132,702
Shanghai Medicilon, Inc. Class A	3,638	277,805
Viva Biotech Holdings (b) (c)	160,000	96,661
WuXi AppTec Co., Ltd. Class A	185,784	3,464,396
WuXi AppTec Co., Ltd. Class H (c)	102,200	1,769,686
Wuxi Biologics Cayman, Inc. (a) (c)	1,638,500	19,450,659
		31,357,564
MACHINERY — 1.3%
China CSSC Holdings, Ltd. Class A	172,400	672,081
China International Marine Containers Group Co., Ltd. Class H (b)	321,360	577,898
CIMC Enric Holdings, Ltd.	502,000	730,177
CRRC Corp., Ltd. Class A	1,292,200	1,237,527
First Tractor Co., Ltd. Class H (b)	530,000	268,525
Haitian International Holdings, Ltd.	457,000	1,269,070
Han's Laser Technology Industry Group Co., Ltd. Class A	92,400	784,646
Hefei Meiya Optoelectronic Technology, Inc. Class A	107,600	633,852
Ideanomics, Inc. (a) (b)	153,011	183,613
Jiangsu Hengli Hydraulic Co., Ltd. Class A	87,696	1,128,082
Lonking Holdings, Ltd.	2,548,000	715,740
NiSun International Enterprise Development Group Co., Ltd. (a)	8,499	27,282

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sany Heavy Equipment International Holdings Co., Ltd.	275,000	$265,959
Sany Heavy Industry Co., Ltd. Class A	358,218	1,284,370
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	194,200	486,183
Shenzhen Inovance Technology Co., Ltd. Class A	97,950	1,056,663
Sinotruk Hong Kong, Ltd.	189,000	290,907
Tianshan Aluminum Group Co., Ltd. Class A	186,200	238,641
Weichai Power Co., Ltd. Class H	1,356,680	2,655,482
Wuxi Shangji Automation Co., Ltd. Class A	8,600	225,824
XCMG Construction Machinery Co., Ltd. Class A	739,400	696,489
Yangzijiang Shipbuilding Holdings, Ltd.	1,604,200	1,594,502
Yantai Eddie Precision Machinery Co., Ltd. Class A	25,000	125,490
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	329,260	1,309,988
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	107,200	195,383
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	1,041,800	656,111
		19,310,485
MARINE — 0.5%
Atlas Corp. (b)	55,601	788,422
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	103,100	303,023
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	2,283,577	4,428,727
SITC International Holdings Co., Ltd.	708,000	2,560,907
		8,081,079
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	219,200	1,377,679
China South Publishing & Media Group Co., Ltd. Class A	79,756	120,028
Chinese Universe Publishing & Media Group Co., Ltd. Class A	59,400	115,455
Focus Media Information Technology Co., Ltd. Class A (a)	615,400	792,591
iClick Interactive Asia Group, Ltd. ADR (a)	40,550	186,936
NanJi E-Commerce Co., Ltd. Class A (a)	358,200	388,671
Shandong Publishing & Media Co., Ltd. Class A	999,700	966,836
Security Description	Shares	Value
Wasu Media Holding Co., Ltd. Class A	321,000	$427,054
		4,375,250
METALS & MINING — 2.1%
Aluminum Corp. of China, Ltd. Class H (a)	2,752,000	1,521,378
Angang Steel Co., Ltd. Class H	1,291,435	574,796
Anhui Honglu Steel Construction Group Co., Ltd. Class A	79,100	665,982
Baoshan Iron & Steel Co., Ltd. Class A	1,204,500	1,356,212
China Hongqiao Group, Ltd. (a)	912,500	963,261
China Minmetals Rare Earth Co., Ltd. Class A	49,900	306,193
China Molybdenum Co., Ltd. Class A	894,300	784,739
China Molybdenum Co., Ltd. Class H	1,947,000	1,026,406
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	190,700	1,373,485
China Zhongwang Holdings, Ltd. (a) (b) (d)	1,036,000	111,622
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,468,900	482,777
Citic Pacific Special Steel Group Co., Ltd. Class A	106,700	343,639
Ganfeng Lithium Co., Ltd. Class A	126,100	2,832,716
Ganfeng Lithium Co., Ltd. Class H (c)	8,400	132,201
GEM Co., Ltd. Class A	229,300	373,209
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	425,400	594,043
Guangdong Hongda Blasting Co., Ltd. Class A	83,200	394,082
Guocheng Mining Co., Ltd. Class A (a)	223,300	490,912
Henan Shenhuo Coal & Power Co., Ltd. Class A	126,900	181,398
Hunan Valin Steel Co., Ltd. Class A	276,900	222,511
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	2,206,200	967,959
Inner Mongolia ERDOS Resources Co., Ltd. Class A (a)	56,900	211,080
Jiangxi Copper Co., Ltd. Class H	711,000	1,138,140
Maanshan Iron & Steel Co., Ltd. Class A	1,168,800	678,226
Maanshan Iron & Steel Co., Ltd. Class H	84,000	30,815
MMG, Ltd. (a)	1,440,000	461,758
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	1,070,700	654,976

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Shandong Gold Mining Co., Ltd. Class A	298,520	$883,488
Shandong Nanshan Aluminum Co., Ltd. Class A	461,800	342,044
Shanxi Taigang Stainless Steel Co., Ltd. Class A	251,900	278,874
Shenghe Resources Holding Co., Ltd. Class A	89,700	276,757
Shougang Fushan Resources Group, Ltd.	2,645,422	895,799
Tiangong International Co., Ltd. (b)	492,000	301,020
Tibet Summit Resources Co., Ltd. Class A	47,560	281,663
Xiamen Tungsten Co., Ltd. Class A	182,200	648,397
Xinxing Ductile Iron Pipes Co., Ltd. Class A	1,682,500	1,145,647
YongXing Special Materials Technology Co., Ltd. Class A	12,900	300,274
Yunnan Aluminium Co., Ltd. Class A (a)	139,800	245,566
Zhaojin Mining Industry Co., Ltd. Class H	596,000	509,134
Zhejiang Hailiang Co., Ltd. Class A	262,200	512,521
Zhejiang Huayou Cobalt Co., Ltd. Class A	63,500	1,101,530
Zijin Mining Group Co., Ltd. Class H	3,682,750	4,383,608
		30,980,838
OIL, GAS & CONSUMABLE FUELS — 1.8%
China Coal Energy Co., Ltd. Class H	1,804,013	1,041,271
China Petroleum & Chemical Corp. Class A	1,017,200	676,635
China Petroleum & Chemical Corp. Class H	13,294,640	6,190,057
China Shenhua Energy Co., Ltd. Class A	267,400	946,973
China Shenhua Energy Co., Ltd. Class H	1,831,200	4,293,618
China Suntien Green Energy Corp., Ltd. Class H	938,000	731,506
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	967,800	368,683
Guanghui Energy Co., Ltd. Class A (a)	660,770	679,573
Guizhou Panjiang Refined Coal Co., Ltd. Class A	425,531	486,489
Jizhong Energy Resources Co., Ltd. Class A	529,900	459,149
PetroChina Co., Ltd. Class A	1,491,036	1,151,271
PetroChina Co., Ltd. Class H	11,366,930	5,059,226
Shaanxi Coal Industry Co., Ltd. Class A	434,900	834,367
Security Description	Shares	Value
Shanxi Coking Coal Energy Group Co., Ltd. Class A	183,500	$238,643
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	222,300	395,376
Shanxi Meijin Energy Co., Ltd. Class A	303,100	773,592
Sinopec Kantons Holdings, Ltd.	1,230,000	482,767
United Energy Group, Ltd.	2,432,000	202,763
Yankuang Energy Group Co., Ltd. Class H (b)	1,033,900	2,055,520
		27,067,479
PAPER & FOREST PRODUCTS — 0.2%
Chengxin Lithium Group Co., Ltd. Class A (a)	41,800	380,923
Lee & Man Paper Manufacturing, Ltd.	1,190,000	827,290
Nine Dragons Paper Holdings, Ltd. (a)	1,110,000	1,191,681
Shandong Chenming Paper Holdings, Ltd. Class A	435,900	496,287
		2,896,181
PERSONAL PRODUCTS — 0.1%
Hengan International Group Co., Ltd.	378,000	1,946,654
Yatsen Holding, Ltd. ADR (a) (b)	116,775	251,066
		2,197,720
PHARMACEUTICALS — 2.3%
Asymchem Laboratories Tianjin Co., Ltd. Class A (a)	17,900	1,224,475
CanSino Biologics, Inc. Class A (a)	6,636	312,596
CanSino Biologics, Inc. Class H (a) (b) (c)	29,600	684,160
Changchun High & New Technology Industry Group, Inc. Class A	26,300	1,122,466
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	95,100	304,336
China Animal Healthcare, Ltd. (d)	763,600	—
China Medical System Holdings, Ltd.	755,300	1,261,368
China Resources Pharmaceutical Group, Ltd. (c)	856,000	389,775
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	109,700	590,674
China Shineway Pharmaceutical Group, Ltd.	338,000	298,708
Consun Pharmaceutical Group, Ltd.	750,000	423,278
CSPC Pharmaceutical Group, Ltd. (a)	4,426,240	4,808,724

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	88,900	$478,119
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (b)	110,000	316,753
Hansoh Pharmaceutical Group Co., Ltd. (c)	580,000	1,413,491
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	110,000	490,230
Humanwell Healthcare Group Co., Ltd. Class A	127,400	451,176
Jiangsu Hengrui Medicine Co., Ltd. Class A	292,678	2,333,949
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	359,104	725,092
Livzon Pharmaceutical Group, Inc. Class A	122,500	774,601
Luye Pharma Group, Ltd. (a) (b) (c)	1,413,000	645,214
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	123,300	948,931
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	220,000	969,306
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (a)	545,000	269,134
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	154,700	416,001
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (a)	144,600	621,236
Sichuan Kelun Pharmaceutical Co., Ltd. Class A (a)	115,700	344,423
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	1,310,000	248,682
Sino Biopharmaceutical, Ltd.	5,550,250	3,887,019
SSY Group, Ltd. (a) (b)	1,068,332	550,863
Tong Ren Tang Technologies Co., Ltd. Class H	535,000	575,055
United Laboratories International Holdings, Ltd.	684,000	382,520
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b) (c)	216,000	169,003
Yifan Pharmaceutical Co., Ltd. Class A	256,700	711,278
Yunnan Baiyao Group Co., Ltd. Class A (a)	48,307	794,982
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	32,900	2,261,696
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	115,200	392,391
Zhejiang NHU Co., Ltd. Class A	181,920	890,282
Security Description	Shares	Value
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	52,000	$531,526
		34,013,513
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	15,606	763,602
China Index Holdings, Ltd. ADR (a) (b)	120,552	116,935
SOS, Ltd. (a) (b)	120,000	98,664
		979,201
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.1%
Agile Group Holdings, Ltd. (b)	968,747	525,608
A-Living Smart City Services Co., Ltd. (c)	152,750	260,582
Aoyuan Healthy Life Group Co., Ltd.	260,000	81,372
Beijing Capital Development Co., Ltd. Class A	389,500	346,682
Beijing North Star Co., Ltd. Class A	951,900	371,237
China Aoyuan Group, Ltd.	694,000	125,513
China Evergrande Group (b)	1,192,600	243,222
China Jinmao Holdings Group, Ltd.	2,162,000	668,320
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	334,619	701,963
China Overseas Grand Oceans Group, Ltd.	501,000	254,475
China Overseas Land & Investment, Ltd.	2,002,862	4,742,356
China Overseas Property Holdings, Ltd.	947,620	1,005,197
China Resources Land, Ltd.	1,508,555	6,346,678
China Resources Mixc Lifestyle Services, Ltd. (c)	294,800	1,374,496
China SCE Group Holdings, Ltd.	482,000	116,848
China South City Holdings, Ltd. (b)	2,548,000	238,580
China Vanke Co., Ltd. Class A (a)	382,110	1,187,362
China Vanke Co., Ltd. Class H	1,020,664	2,374,825
CIFI Ever Sunshine Services Group, Ltd.	576,000	892,485
CIFI Holdings Group Co., Ltd.	2,898,094	1,743,399
Colour Life Services Group Co., Ltd. (b)	406,000	48,951
Country Garden Holdings Co., Ltd. (a)	4,246,215	3,768,943
Country Garden Services Holdings Co., Ltd.	871,000	5,217,308
ESR Cayman, Ltd. (a) (c)	438,800	1,483,060
Evergrande Property Services Group, Ltd. (a) (b) (c)	2,031,000	687,742
Gemdale Corp. Class A	274,800	560,486
GR Properties, Ltd. (a)	1,426,000	184,736

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Grandjoy Holdings Group Co., Ltd. Class A (a)	469,300	$275,275
Greenland Holdings Corp., Ltd. Class A	485,165	331,121
Greentown China Holdings, Ltd. (a) (b)	455,500	733,820
Greentown Service Group Co., Ltd.	770,000	711,107
Guangzhou R&F Properties Co., Ltd. Class H (b)	196,624	73,138
Hopson Development Holdings, Ltd. (b)	436,470	910,304
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	407,100	265,039
Jiayuan International Group, Ltd. (b)	587,238	198,099
Jinke Properties Group Co., Ltd. Class A	492,200	346,759
Jinke Smart Services Group Co., Ltd. Class H (b)	52,900	230,360
Kaisa Group Holdings, Ltd. (a) (b)	1,343,285	134,392
KE Holdings, Inc. ADR (a)	242,727	4,883,667
KWG Group Holdings, Ltd.	1,033,306	675,944
KWG Living Group Holdings, Ltd. (a)	486,902	199,849
Logan Group Co., Ltd.	556,000	425,043
Longfor Group Holdings, Ltd. (c)	872,000	4,104,819
Poly Developments & Holdings Group Co., Ltd. Class A (a)	530,700	1,304,415
Poly Property Group Co., Ltd.	1,591,000	418,346
Poly Property Services Co., Ltd. Class H	45,000	353,822
Powerlong Real Estate Holdings, Ltd.	440,000	230,263
Red Star Macalline Group Corp., Ltd. Class A (a)	328,960	455,750
Redco Properties Group, Ltd. (b) (c)	576,200	192,897
RiseSun Real Estate Development Co., Ltd. Class A	379,400	259,534
Ronshine China Holdings, Ltd. (a) (b)	200,000	76,960
Seazen Group, Ltd.	358,000	241,994
Seazen Holdings Co., Ltd. Class A (a)	125,900	576,732
Shanghai Industrial Urban Development Group, Ltd.	422,400	41,176
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	233,100	468,102
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A (a)	230,700	393,990
Shenzhen Investment, Ltd.	2,630,565	566,852
Security Description	Shares	Value
Shimao Group Holdings, Ltd. (a) (b)	613,441	$401,286
Shimao Services Holdings, Ltd. (b) (c)	295,000	205,084
Sino-Ocean Group Holding, Ltd.	2,086,212	487,014
Skyfame Realty Holdings, Ltd.	810,000	89,350
SOHO China, Ltd. (b)	1,113,000	245,547
Sunac China Holdings, Ltd. (a)	1,378,300	2,082,574
Sunac Services Holdings, Ltd. (c)	345,000	351,801
Times China Holdings, Ltd.	232,000	112,187
Xinji Shaxi Group Co., Ltd. (a) (b)	858,000	69,333
Yanlord Land Group, Ltd.	546,900	450,290
Yuexiu Property Co., Ltd.	994,000	875,900
Yuzhou Group Holdings Co., Ltd. (b)	1,821,432	149,522
Zhongtian Financial Group Co., Ltd. Class A (a)	898,800	373,142
		61,525,025
ROAD & RAIL — 0.1%
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	874,300	664,072
China High Speed Railway Technology Co., Ltd. Class A	922,554	426,527
DiDi Global, Inc. ADR (a)	131,960	657,161
Guangshen Railway Co., Ltd. Class H	1,882,000	321,058
		2,068,818
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	28,634	570,064
Daqo New Energy Corp. ADR (a)	28,241	1,138,677
Flat Glass Group Co., Ltd. Class A	69,440	632,697
Flat Glass Group Co., Ltd. Class H (b)	214,000	1,086,977
Gigadevice Semiconductor Beijing, Inc. Class A	35,025	968,564
Hangzhou Chang Chuan Technology Co., Ltd. Class A	49,200	444,878
Hangzhou First Applied Material Co., Ltd. Class A	34,320	704,583
Hangzhou Silan Microelectronics Co., Ltd. Class A	41,700	355,421
Hua Hong Semiconductor, Ltd. (c)	363,000	2,002,104
Ingenic Semiconductor Co., Ltd. Class A	14,100	297,120
JA Solar Technology Co., Ltd. Class A	72,469	1,056,428
JinkoSolar Holding Co., Ltd. ADR (a) (b)	20,813	956,565

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
LONGi Green Energy Technology Co., Ltd. Class A	228,300	$3,094,717
Montage Technology Co., Ltd. Class A	53,838	710,074
National Silicon Industry Group Co., Ltd. Class A (a)	84,313	342,341
NAURA Technology Group Co., Ltd. Class A	29,200	1,593,474
SG Micro Corp. Class A	15,900	772,615
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a) (b)	76,000	247,605
Shenzhen Goodix Technology Co., Ltd. Class A	20,400	345,729
Shenzhen SC New Energy Technology Corp. Class A	13,900	249,844
StarPower Semiconductor, Ltd. Class A (a)	8,900	533,240
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	211,300	1,387,279
Tianshui Huatian Technology Co., Ltd. Class A	121,300	242,445
Unigroup Guoxin Microelectronics Co., Ltd. Class A (a)	43,400	1,535,607
Will Semiconductor Co., Ltd. Shanghai Class A	36,634	1,790,322
Xinyi Solar Holdings, Ltd.	2,227,162	3,776,545
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	61,700	674,338
		27,510,253
SOFTWARE — 1.0%
360 Security Technology, Inc. Class A (a)	242,500	485,072
Agora, Inc. ADR (a) (b)	29,786	482,831
Beijing Kingsoft Office Software, Inc. Class A (a)	20,669	861,337
Beijing Shiji Information Technology Co., Ltd. Class A	112,800	509,804
Cheetah Mobile, Inc. ADR (a) (b)	2,357	3,229
Genimous Technology Co., Ltd. Class A (a)	387,100	472,990
Hundsun Technologies, Inc. Class A	78,532	767,530
Iflytek Co., Ltd. Class A	99,800	824,101
Jiangsu Hoperun Software Co., Ltd. Class A	35,000	125,325
Kingdee International Software Group Co., Ltd. (a)	1,395,000	4,294,345
Linklogis, Inc. Class B (a) (b) (c)	450,000	421,354
Ming Yuan Cloud Group Holdings, Ltd. (b)	346,000	788,189
Newland Digital Technology Co., Ltd. Class A	46,898	133,635
OneConnect Financial Technology Co., Ltd. (a)	24,187	59,742
Security Description	Shares	Value
Sangfor Technologies, Inc. Class A	25,600	$768,920
Shanghai Baosight Software Co., Ltd. Class A	122,120	1,168,187
Thunder Software Technology Co., Ltd. Class A	54,400	1,184,147
Weimob, Inc. (a) (b) (c)	817,000	826,819
Yonyou Network Technology Co., Ltd. Class A	150,940	851,657
		15,029,214
SPECIALTY RETAIL — 0.9%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	268,140	527,505
China Harmony Auto Holding, Ltd.	980,500	620,020
China Meidong Auto Holdings, Ltd.	238,000	1,227,197
China Tourism Group Duty Free Corp., Ltd. Class A	89,900	3,101,872
China Yongda Automobiles Services Holdings, Ltd.	555,000	743,199
GOME Retail Holdings, Ltd. (a) (b)	7,943,279	672,443
Grand Baoxin Auto Group, Ltd. (a)	840,074	73,272
Pop Mart International Group, Ltd. (b) (c)	339,000	1,943,653
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	378,583	613,206
Suning.com Co., Ltd. Class A (a)	400,000	259,158
Topsports International Holdings, Ltd. (c)	1,068,000	1,080,836
Zhongsheng Group Holdings, Ltd.	322,500	2,515,039
		13,377,400
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Canaan, Inc. (a) (b)	59,725	307,584
China Greatwall Technology Group Co., Ltd. Class A	240,600	535,756
Ebang International Holdings, Inc. Class A (a) (b)	50,601	52,119
Inspur Electronic Information Industry Co., Ltd. Class A	143,940	811,028
Legend Holdings Corp. Class H (c)	178,500	263,756
Lenovo Group, Ltd.	3,712,000	4,266,065
Ninestar Corp. Class A	47,400	356,000
Shenzhen Transsion Holdings Co., Ltd. Class A	34,709	856,392
Xiaomi Corp. Class B (a) (c)	7,959,000	19,294,422
		26,743,122
TEXTILES, APPAREL & LUXURY GOODS — 2.2%
ANTA Sports Products, Ltd.	585,000	8,771,661

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bosideng International Holdings, Ltd. (b)	1,962,000	$1,235,640
China Dongxiang Group Co., Ltd. (a)	3,728,000	325,159
Golden Solar New Energy Technology Holdings, Ltd. (a)	312,000	400,190
Lao Feng Xiang Co., Ltd. Class A	63,400	457,127
Li Ning Co., Ltd.	1,055,207	11,551,879
Shenzhou International Group Holdings, Ltd.	412,200	7,925,398
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	26,100	332,455
Xtep International Holdings, Ltd. (b)	580,020	967,159
Zhejiang Semir Garment Co., Ltd. Class A (a)	271,400	329,911
		32,296,579
TOBACCO — 0.4%
RLX Technology, Inc. ADR (a) (b)	352,634	1,375,273
Smoore International Holdings, Ltd. (b) (c)	871,000	4,440,856
		5,816,129
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Bohai Leasing Co., Ltd. Class A (a)	869,100	397,714
CITIC Resources Holdings, Ltd.	2,394,000	147,393
COSCO SHIPPING Development Co., Ltd. Class H (b)	2,054,500	374,202
Jiangsu Guotai International Group Co., Ltd. Class A	287,320	620,360
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	177,600	369,497
Xiamen C & D, Inc. Class A	376,500	537,007
Zall Smart Commerce Group, Ltd. (a)	1,952,000	115,172
		2,561,345
TRANSPORTATION INFRASTRUCTURE — 0.7%
Anhui Expressway Co., Ltd. Class H	704,000	568,885
Beijing Capital International Airport Co., Ltd. Class H (a) (b)	1,085,939	664,409
China Merchants Port Holdings Co., Ltd.	930,805	1,695,347
COSCO SHIPPING International Hong Kong Co., Ltd.	616,000	188,048
COSCO SHIPPING Ports, Ltd. (a)	487,946	423,713
Hainan Meilan International Airport Co., Ltd. Class H (a)	124,000	382,515
Jiangsu Expressway Co., Ltd. Class H	1,082,795	1,109,697
Security Description	Shares	Value
Liaoning Port Co., Ltd. Class H	150,000	$13,660
Qingdao Port International Co., Ltd. Class H (c)	1,054,000	584,031
Shanghai International Airport Co., Ltd. Class A	89,100	654,198
Shanghai International Port Group Co., Ltd. Class A (a)	932,100	803,250
Shenzhen Expressway Corp., Ltd. Class H	514,000	497,762
Shenzhen International Holdings, Ltd.	736,611	765,305
Sichuan Expressway Co., Ltd. Class H	948,000	252,920
Yuexiu Transport Infrastructure, Ltd.	452,000	267,850
Zhejiang Expressway Co., Ltd. Class H	1,118,000	996,640
		9,868,230
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group, Ltd.	3,594,000	1,396,793
Chengdu Xingrong Environment Co., Ltd. Class A	133,600	132,780
China Water Affairs Group, Ltd. (b)	472,000	676,854
Chongqing Water Group Co., Ltd. Class A	564,500	569,023
Guangdong Investment, Ltd.	1,764,000	2,242,248
Luenmei Quantum Co., Ltd. Class A	139,100	197,088
		5,214,786
TOTAL COMMON STOCKS (Cost $1,560,816,700)		1,481,553,063
RIGHTS — 0.0% (e)
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (e)
Seazen Group, Ltd. (expiring 01/19/22) (a)	17,809	—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	335,229	335,263

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	23,617,451	$23,617,451
TOTAL SHORT-TERM INVESTMENTS (Cost $23,952,714)		23,952,714
TOTAL INVESTMENTS — 101.6% (Cost $1,584,769,414)		1,505,505,777
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(23,692,543)
NET ASSETS — 100.0%		$1,481,813,234
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.7% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $555,140, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,480,541,369	$456,554	$555,140	$1,481,553,063
Rights	—	0(a)	—	0
Short-Term Investments	23,952,714	—	—	23,952,714
TOTAL INVESTMENTS	$1,504,494,083	$456,554	$555,140	$1,505,505,777
(a)	The Fund held Level 2 securities that were valued at $0 at December 31, 2021.

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$18,216,575	$17,881,234	$(78)	$—	335,229	$335,263	$166
State Street Navigator Securities Lending Portfolio II	41,896,566	41,896,566	73,990,051	92,269,166	—	—	23,617,451	23,617,451	92,220
Total		$41,896,566	$92,206,626	$110,150,400	$(78)	$—		$23,952,714	$92,386
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.1%
BRAZIL — 4.8%
Afya, Ltd. Class A (a)(b)	10,348	$162,567
Ambev SA ADR	3,730,616	10,445,725
Americanas SA	355,813	2,017,338
Anima Holding SA (a)	104,319	157,321
Arco Platform, Ltd. Class A (a)(b)	9,374	195,823
Atacadao SA	21,101	57,772
Azul SA Preference Shares (a)	100,909	441,318
B3 SA - Brasil Bolsa Balcao	5,167,319	10,334,638
Banco Bradesco SA ADR	4,632,647	15,843,653
Banco Bradesco SA	340,751	990,441
Banco BTG Pactual SA	466,490	1,758,759
Banco do Brasil SA	911,429	4,720,777
Banco Inter SA Preference Shares (c)	208,088	356,402
Banco Inter SA	322,995	1,656,727
Banco Inter SA	40,977	69,153
Banco Pan SA Preference Shares	386,575	741,225
Banco Santander Brasil SA	40,454	217,740
BB Seguridade Participacoes SA	541,020	2,015,469
BR Malls Participacoes SA (a)	1,122,193	1,674,223
Bradespar SA Preference Shares	393,850	1,767,022
Brasil Brokers Participacoes SA (a)	3,006	594
Braskem SA ADR (a)(b)	123,966	2,614,443
BRF SA ADR (a)(b)	554,723	2,268,817
CCR SA	543,273	1,130,437
Centrais Eletricas Brasileiras SA ADR (b)	509,828	3,104,853
Cia Brasileira de Distribuicao ADR (b)	241,514	963,641
Cia de Locacao das Americas	109,064	460,340
Cia de Saneamento Basico do Estado de Sao Paulo	494,752	3,568,965
Cia Energetica de Minas Gerais ADR (b)	1,617,268	3,929,961
Cia Energetica de Sao Paulo Class B, Preference Shares	51,044	197,120
Cia Siderurgica Nacional SA ADR (b)	648,824	2,880,779
Cielo SA	1,136,147	465,066
Cogna Educacao (a)	1,348,201	595,435
Construtora Tenda SA	1,652	4,956
Cosan SA	839,905	3,270,653
Cosan SA ADR (b)	33,070	518,207
CVC Brasil Operadora e Agencia de Viagens SA (a)	70,649	170,217
Security Description	Shares	Value
Cyrela Brazil Realty SA Empreendimentos e Participacoes	471,421	$1,335,552
Dexco SA (a)	471,144	1,265,407
Embraer SA (a)	838,328	3,735,602
Eneva SA (a)	787,052	1,999,423
Engie Brasil Energia SA	85,215	587,632
Equatorial Energia SA	183,342	744,230
Eternit SA (a)	8,716	32,798
Gafisa SA (a)	29,813	10,758
Gerdau SA ADR	1,175,736	5,784,621
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	24,160	73,868
Grupo De Mona Soma SA (a)	62,076	141,872
Grupo SBF SA (a)	32,739	132,308
Hapvida Participacoes e Investimentos SA (c)	494,912	922,296
Hypera SA	76,130	386,390
IRB Brasil Resseguros SA (a)	358,698	258,881
Itau Unibanco Holding SA Preference Shares ADR	4,085,550	15,320,812
Itausa SA Preference Shares	5,340,639	8,562,281
Itausa SA	359,375	600,034
Kepler Weber SA	10,254	72,054
Klabin SA (a)	317,192	1,461,247
Localiza Rent a Car SA	321,536	3,059,499
Locaweb Servicos de Internet SA (c)	116,848	276,072
LOG Commercial Properties e Participacoes SA	3,493	15,860
Log-in Logistica Intermodal SA (a)	5,677	24,053
Lojas Americanas SA Preference Shares	1,123,301	1,187,835
Lojas Renner SA	1,030,837	4,523,098
Magazine Luiza SA	1,773,619	2,299,018
Marcopolo SA Preference Shares	400,652	219,388
Marfrig Global Foods SA	187,016	741,013
Meliuz SA (c)	176,588	102,719
Metalurgica Gerdau SA Preference Shares	1,582,288	3,232,754
Mills Estruturas e Servicos de Engenharia SA	36,450	41,816
Minerva SA	40,796	77,637
MMX Mineracao e Metalicos SA (a)	20,968	52,702
MRV Engenharia e Participacoes SA	99,954	215,341
Natura & Co. Holding SA (a)	618,565	2,824,077
Nexa Resources SA (b)	16,830	132,284
Notre Dame Intermedica Participacoes SA	389,294	4,217,934
Odontoprev SA	24,291	54,949
Oi SA ADR (a)(b)	702,165	435,342

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Pagseguro Digital, Ltd. Class A (a)(b)	120,184	$3,151,224
PDG Realty SA Empreendimentos e Participacoes (a)	71,331	17,417
Petro Rio SA (a)	201,359	747,233
Petroleo Brasileiro SA Preference Shares ADR (d)	1,875,187	18,958,141
Petroleo Brasileiro SA ADR (d)	1,031,410	11,324,882
Positivo Tecnologia SA	42,808	83,771
Profarma Distribuidora de Produtos Farmaceuticos SA	12,120	12,838
Qualicorp Consultoria e Corretora de Seguros SA	88,433	268,316
Raia Drogasil SA	637,874	2,782,826
Rede D'Or Sao Luiz SA (c)	477,599	3,843,943
Restoque Comercio e Confeccoes de Roupas SA	8,687	2,121
Rodobens Negocios Imobiliarios SA (a)	53,803	98,526
Rossi Residencial SA (a)	95,695	162,699
Rumo SA (a)	606,166	1,932,766
Sendas Distribuidora SA ADR (b)	241,514	2,861,941
StoneCo, Ltd. Class A (a)	145,111	2,446,571
Sul America SA	68,574	338,438
Suzano SA	206,295	2,226,282
Suzano SA ADR (a)	195,866	2,115,353
T4F Entretenimento SA (a)	123,901	82,971
Telefonica Brasil SA	534,153	4,621,334
TIM SA ADR (b)	247,187	2,877,257
TOTVS SA	216,834	1,114,924
Ultrapar Participacoes SA	585,434	1,528,224
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR	822,031	2,178,382
Vale SA ADR (b)	2,460,950	34,502,519
Vale SA	129,941	1,818,707
Vasta Platform, Ltd. (a)(b)	7,437	31,459
Via S/A (a)	976,272	920,185
Vibra Energia SA	384,417	1,476,934
WEG SA	1,296,350	7,675,695
XP, Inc. Class A (a)	203,589	5,851,148
YDUQS Participacoes SA	257,765	951,463
		267,936,524
CANADA — 0.0% (e)
Atlas Corp. (b)	10,630	150,733
CHILE — 0.4%
AntarChile SA	201,478	1,496,896
Banco de Chile	10,800,029	843,720
Banco Santander Chile	4,565,414	183,527
CAP SA	8,258	80,448
Cencosud SA	91,288	152,682
Empresas COPEC SA	447,619	3,460,116
Security Description	Shares	Value
Empresas Iansa SA (a)	3,039,552	$42,418
Enel Americas SA ADR (b)	534,281	2,906,489
Enel Chile SA ADR	1,009,163	1,826,585
Enjoy SA (a)	7,579,900	21,708
Falabella SA	1,427,951	4,657,601
Multiexport Foods SA (a)	2,678,766	770,837
Parque Arauco SA (a)	2,565,991	2,830,722
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	103,091	5,262,118
		24,535,867
CHINA — 35.3%
111, Inc. ADR (a)(b)	31,322	109,627
17 Education & Technology Group, Inc. (a)(b)	36,705	45,881
360 DigiTech, Inc. ADR	64,621	1,481,760
360 Security Technology, Inc. Class A (a)	106,900	213,832
3SBio, Inc. (a)(c)	657,500	548,177
51job, Inc. ADR (a)	5,391	263,782
9F, Inc. ADR (a)(b)	83,118	91,430
AAC Technologies Holdings, Inc.	685,132	2,706,677
Addsino Co., Ltd. Class A	263,900	693,048
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	41,236	820,952
Advanced Technology & Materials Co., Ltd. Class A	142,700	240,337
AECC Aviation Power Co., Ltd. Class A	119,700	1,194,544
Agile Group Holdings, Ltd. (b)	2,569,626	1,394,189
Agora, Inc. ADR (a)(b)	38,743	628,024
Agricultural Bank of China, Ltd. Class A	4,571,600	2,113,602
Agricultural Bank of China, Ltd. Class H	23,827,000	8,190,598
Aier Eye Hospital Group Co., Ltd. Class A	194,360	1,292,259
Air China, Ltd. Class H (b)	2,661,744	1,857,277
Airtac International Group (a)	82,669	3,047,760
AK Medical Holdings, Ltd. (b)(c)	334,000	282,750
Akeso, Inc. (a)(c)	367,000	1,600,503
Alibaba Group Holding, Ltd. ADR (a)	1,225,150	145,535,568
A-Living Smart City Services Co., Ltd. (c)	84,500	144,152
All Winner Technology Co., Ltd. Class A	32,600	324,408
Alpha Group Class A (a)	401,000	399,168
Alphamab Oncology (a)(b)(c)	228,000	397,727
Aluminum Corp. of China, Ltd. Class H (a)	5,547,495	3,066,801
Amoy Diagnostics Co., Ltd. Class A	10,000	118,744

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
An Hui Wenergy Co., Ltd. Class A	256,600	$224,357
Angang Steel Co., Ltd. Class H	2,913,231	1,296,629
Anhui Anke Biotechnology Group Co., Ltd. Class A	17,640	36,312
Anhui Conch Cement Co., Ltd. Class A	104,600	662,895
Anhui Conch Cement Co., Ltd. Class H	1,359,010	6,789,559
Anhui Construction Engineering Group Co., Ltd. Class A	398,500	260,066
Anhui Expressway Co., Ltd. Class H	8,000	6,465
Anhui Guangxin Agrochemical Co., Ltd. Class A	231,900	1,422,241
Anhui Gujing Distillery Co., Ltd. Class A	7,700	295,453
Anhui Gujing Distillery Co., Ltd. Class B	109,900	1,564,704
Anhui Honglu Steel Construction Group Co., Ltd. Class A	56,800	478,227
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	464,100	434,246
Anhui Jinhe Industrial Co., Ltd. Class A	104,200	841,426
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	181,659
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	546,117	791,816
Anhui Yingjia Distillery Co., Ltd. Class A	11,900	129,965
Anji Microelectronics Technology Shanghai Co., Ltd. Class A	10,862	466,658
Anker Innovations Technology Co., Ltd. Class A	5,900	95,101
ANTA Sports Products, Ltd.	872,906	13,088,608
Anton Oilfield Services Group (a)(b)	130,000	7,087
Aoshikang Technology Co., Ltd. Class A	13,700	168,949
Aotecar New Energy Technology Co., Ltd. Class A (a)	209,593	120,303
Apeloa Pharmaceutical Co., Ltd. Class A	210,300	1,160,461
Archermind Technology Nanjing Co., Ltd. Class A	10,500	105,660
Ascentage Pharma Group International (a)(b)(c)	64,500	233,303
Asian Citrus Holdings, Ltd. (a)	550,000	11,005
Asymchem Laboratories Tianjin Co., Ltd. Class A (a)	18,400	1,258,679
Ausnutria Dairy Corp., Ltd.	58,000	70,303
Security Description	Shares	Value
Autel Intelligent Technology Corp., Ltd. Class A (a)	7,638	$95,369
Autobio Diagnostics Co., Ltd. Class A	30,030	260,016
Autohome, Inc. ADR	36,370	1,072,188
Avary Holding Shenzhen Co., Ltd. Class A	99,700	665,236
AVIC Industry-Finance Holdings Co., Ltd. Class A	252,000	157,325
AviChina Industry & Technology Co., Ltd. Class H (a)	2,575,000	1,780,236
Bafang Electric Suzhou Co., Ltd. Class A	9,514	337,528
BAIC Motor Corp., Ltd. Class H (c)	6,500	2,793
Baidu, Inc. ADR (a)	180,582	26,868,796
Baidu, Inc. Class A (a)	36,600	678,830
BAIOO Family Interactive, Ltd. (c)	2,346,000	180,547
Bank of China, Ltd. Class H	53,283,054	19,204,672
Bank of Communications Co., Ltd. Class H	18,066,303	10,914,445
Bank of Ningbo Co., Ltd. Class A	264,790	1,593,974
Baoshan Iron & Steel Co., Ltd. Class A	664,600	748,309
Baosheng Science & Technology Innovation Co., Ltd. Class A	8,600	8,020
Baozun, Inc. ADR (a)(b)	15,301	212,684
BBMG Corp. Class H	1,221,000	189,501
BeiGene, Ltd. ADR (a)	32,289	8,748,059
Beijing BDStar Navigation Co., Ltd. Class A (a)	115,200	711,050
Beijing Capital International Airport Co., Ltd. Class H (a)(b)	3,045,490	1,863,318
Beijing Career International Co., Ltd. Class A (a)	30,600	299,357
Beijing Certificate Authority Co., Ltd. Class A	14,100	89,801
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (a)(b)	23,000	44,665
Beijing Ctrowell Technology Corp., Ltd. Class A (a)	77,206	131,974
Beijing Dabeinong Technology Group Co., Ltd. Class A	369,100	608,874
Beijing Easpring Material Technology Co., Ltd. Class A	15,300	209,011
Beijing Enterprises Clean Energy Group, Ltd. (a)(b)	23,294,856	289,830
Beijing Enterprises Holdings, Ltd.	653,000	2,253,082
Beijing Enterprises Water Group, Ltd.	5,162,000	2,006,190

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Beijing GeoEnviron Engineering & Technology, Inc. Class A	704,830	$1,947,439
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	44,134
Beijing Jingyuntong Technology Co., Ltd. Class A	166,700	240,388
Beijing Kingsoft Office Software, Inc. Class A (a)	14,523	605,215
Beijing Roborock Technology Co., Ltd. Class A	2,274	290,729
Beijing Shiji Information Technology Co., Ltd. Class A	153,020	691,580
Beijing Shougang Co., Ltd. Class A	100,900	90,919
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	161,509
Beijing SL Pharmaceutical Co., Ltd. Class A	240,250	408,410
Beijing Strong Biotechnologies, Inc. Class A	9,100	28,363
Beijing Tiantan Biological Products Corp., Ltd. Class A	194,323	884,974
Beijing Tongtech Co., Ltd. Class A	29,600	137,456
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	14,800	515,517
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	11,100	313,220
Beijing Zhidemai Technology Co., Ltd. Class A	7,200	81,227
Beken Corp. Class A	25,764	217,001
Bengang Steel Plates Co., Ltd. Class A	273,900	180,904
Berry Genomics Co., Ltd. Class A (a)	107,800	328,873
BEST, Inc. ADR (a)(b)	147,748	125,807
Bethel Automotive Safety Systems Co., Ltd. Class A	26,600	291,138
Betta Pharmaceuticals Co., Ltd. Class A	1,400	17,575
BGI Genomics Co., Ltd. Class A	20,100	277,523
Biem.L.Fdlkk Garment Co., Ltd. Class A (a)	172,763	691,427
Bilibili, Inc. ADR (a)(b)	139,592	6,477,069
Bit Digital, Inc. (a)(b)	21,404	130,136
BIT Mining, Ltd. ADR (a)(b)	41,893	257,223
Blue Sail Medical Co., Ltd. Class A	116,200	297,670
BOE Technology Group Co., Ltd. Class A	957,300	760,234
Security Description	Shares	Value
BOE Technology Group Co., Ltd. Class B	789,500	$353,418
Bosideng International Holdings, Ltd.	2,466,000	1,553,052
Boya Bio-pharmaceutical Group Co., Ltd. Class A	19,825	119,560
Boyaa Interactive International, Ltd. (a)	64,000	4,105
B-Soft Co., Ltd. Class A	205,819	361,855
BYD Co., Ltd. Class A	102,100	4,304,896
BYD Co., Ltd. Class H	522,711	17,874,473
BYD Electronic International Co., Ltd. (b)	619,000	2,266,774
C&S Paper Co., Ltd. Class A	7,400	19,445
C.banner International Holdings, Ltd. (a)	12,000	562
Cabbeen Fashion, Ltd. (a)	1,189,000	428,548
Caissa Tosun Development Co., Ltd. Class A (a)	82,406	98,876
Caitong Securities Co., Ltd. Class A	136,500	238,696
Canaan, Inc. (a)(b)	80,030	412,155
CanSino Biologics, Inc. Class A (a)	10,387	489,291
CanSino Biologics, Inc. Class H (a)(b)(c)	34,400	795,105
CECEP Wind-Power Corp. Class A	521,000	533,367
Central China Securities Co., Ltd. Class A	451,000	348,230
CETC Digital Technology Co., Ltd. Class A	105,800	567,845
CGN Mining Co., Ltd.	325,000	32,515
CGN New Energy Holdings Co., Ltd.	364,000	380,981
CGN Nuclear Technology Development Co., Ltd. Class A	244,000	369,508
CGN Power Co., Ltd. Class H (c)	9,221,000	2,803,095
Chacha Food Co., Ltd. Class A	30,900	298,162
Changchun High & New Technology Industry Group, Inc. Class A	11,925	508,951
Changjiang Securities Co., Ltd. Class A	390,300	462,783
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	873,653
Chanjet Information Technology Co., Ltd. Class H	3,900	4,472
Chaowei Power Holdings, Ltd.	75,000	19,625
Cheetah Mobile, Inc. ADR (a)(b)	10,528	14,423

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ChemPartner PharmaTech Co., Ltd. Class A	51,800	$112,494
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	120,200	236,466
Chengdu Hongqi Chain Co., Ltd. Class A	821,886	687,592
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	74,884
Chengtun Mining Group Co., Ltd. Class A	81,500	137,520
Chengxin Lithium Group Co., Ltd. Class A (a)	40,500	369,076
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	95,000	222,596
China Aerospace International Holdings, Ltd. (a)	2,140,000	148,224
China Aircraft Leasing Group Holdings, Ltd. (b)	6,500	4,769
China Aoyuan Group, Ltd.	1,290,000	233,303
China Baoan Group Co., Ltd. Class A	281,400	638,555
China Bohai Bank Co., Ltd. Class H (c)	42,500	16,354
China Chengtong Development Group, Ltd.	3,612,000	82,930
China Cinda Asset Management Co., Ltd. Class H	10,901,000	1,985,483
China CITIC Bank Corp., Ltd. Class H	9,773,694	4,237,277
China Coal Energy Co., Ltd. Class H	3,685,750	2,127,403
China Common Rich Renewable Energy Investment, Ltd. (a)(f)	856,000	—
China Communications Services Corp., Ltd. Class H	152,000	74,086
China Conch Venture Holdings, Ltd.	1,330,200	6,500,599
China Construction Bank Corp. Class H	69,353,734	48,036,910
China CSSC Holdings, Ltd. Class A	89,200	347,736
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	1,181,000	543,821
China Dili Group (a)(b)	2,017,100	514,863
China Dongxiang Group Co., Ltd. (a)	1,023,000	89,227
China East Education Holdings, Ltd. (a)(c)	31,500	19,717
China Eastern Airlines Corp., Ltd. Class H (a)	144,000	54,487
China Education Group Holdings, Ltd. (a)(b)	163,000	264,687
China Electronics Huada Technology Co., Ltd.	134,000	11,688
Security Description	Shares	Value
China Energine International Holdings, Ltd. (a)(b)	1,430,000	$28,063
China Everbright Bank Co., Ltd. Class A	537,700	280,728
China Everbright Environment Group, Ltd.	2,944,111	2,363,959
China Everbright, Ltd.	24,000	28,691
China Evergrande Group (b)	1,809,737	369,083
China Fangda Group Co., Ltd. Class B	173,367	58,484
China Feihe, Ltd. (a)(c)	1,651,000	2,215,084
China Financial Services Holdings, Ltd. (a)	86,100	18,774
China Foods, Ltd. (a)	16,000	6,259
China Fortune Land Development Co., Ltd. Class A	35,620	20,165
China Galaxy Securities Co., Ltd. Class A (a)	157,800	277,680
China Galaxy Securities Co., Ltd. Class H	2,649,400	1,522,429
China Gas Holdings, Ltd.	2,046,400	4,252,232
China Great Wall Securities Co., Ltd. Class A	122,000	248,449
China Greatwall Technology Group Co., Ltd. Class A	162,300	361,401
China Hanking Holdings, Ltd.	1,105,000	189,923
China Harmony Auto Holding, Ltd.	7,000	4,426
China High Speed Railway Technology Co., Ltd. Class A	701,900	324,512
China Hongqiao Group, Ltd. (a)	991,500	1,046,656
China Huarong Energy Co., Ltd. (a)	100,000	1,257
China Index Holdings, Ltd. ADR (a)	33,543	32,537
China International Capital Corp., Ltd. Class A	66,500	512,733
China International Capital Corp., Ltd. Class H (c)	538,400	1,484,756
China International Marine Containers Group Co., Ltd. Class H	128,840	231,692
China Jinmao Holdings Group, Ltd.	880,000	272,026
China Jushi Co., Ltd. Class A	71,100	203,493
China Kings Resources Group Co., Ltd. Class A	9,620	54,809
China Lesso Group Holdings, Ltd.	1,244,000	1,787,104
China Life Insurance Co., Ltd. Class H	6,273,752	10,396,839
China Literature, Ltd. (a)(b)(c)	156,200	981,722
China Longyuan Power Group Corp., Ltd. Class H	2,576,000	6,013,519

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China Medical System Holdings, Ltd.	1,330,000	$2,221,131
China Meidong Auto Holdings, Ltd.	152,000	783,756
China Mengniu Dairy Co., Ltd.	2,131,818	12,086,035
China Merchants Bank Co., Ltd. Class A (a)	865,262	6,627,863
China Merchants Bank Co., Ltd. Class H	2,902,899	22,545,379
China Merchants China Direct Investments, Ltd.	4,000	4,802
China Merchants Port Holdings Co., Ltd.	2,004,879	3,651,640
China Merchants Securities Co., Ltd. Class A	368,641	1,023,190
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	159,257	334,089
China Minmetals Rare Earth Co., Ltd. Class A	37,900	232,560
China Minsheng Banking Corp., Ltd. Class H (b)	7,092,879	2,711,130
China Modern Dairy Holdings, Ltd. (b)	93,000	15,627
China Molybdenum Co., Ltd. Class A	1,481,000	1,299,562
China Molybdenum Co., Ltd. Class H	1,092,000	575,673
China National Accord Medicines Corp., Ltd. Class B	257,795	667,940
China National Building Material Co., Ltd. Class H	2,833,400	3,474,379
China National Medicines Corp., Ltd. Class A	148,595	736,777
China Nonferrous Mining Corp., Ltd.	242,000	96,225
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	171,900	1,238,081
China NT Pharma Group Co., Ltd.	1,614,662	14,705
China Ocean Industry Group, Ltd. (a)	57,625	924
China Oil & Gas Group, Ltd. (a)	132,000	7,958
China Oilfield Services, Ltd. Class H (a)	2,044,422	1,791,029
China Online Education Group ADR (a)(b)	1,218	1,474
China Overseas Grand Oceans Group, Ltd.	109,500	55,619
China Overseas Land & Investment, Ltd.	3,285,994	7,780,543
China Overseas Property Holdings, Ltd.	62,066	65,837
China Pacific Insurance Group Co., Ltd. Class A	242,438	1,033,947
Security Description	Shares	Value
China Pacific Insurance Group Co., Ltd. Class H	2,336,013	$6,337,195
China Petroleum & Chemical Corp. Class H	20,335,492	9,468,316
China Power International Development, Ltd. (b)	5,469,511	3,683,149
China Railway Group, Ltd. Class H	5,306,487	2,804,244
China Rare Earth Holdings, Ltd. (a)(b)	1,899,200	231,423
China Resources Beer Holdings Co., Ltd.	906,930	7,427,559
China Resources Cement Holdings, Ltd.	738,000	557,549
China Resources Gas Group, Ltd.	434,000	2,452,150
China Resources Land, Ltd.	2,428,820	10,218,347
China Resources Mixc Lifestyle Services, Ltd. (c)	203,000	946,481
China Resources Power Holdings Co., Ltd.	1,679,155	5,621,378
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	132,458
China Sanjiang Fine Chemicals Co., Ltd.	73,000	23,877
China Science Publishing & Media, Ltd. Class A	123,500	171,294
China Shenhua Energy Co., Ltd. Class H	3,422,088	8,023,776
China Singyes Solar Technologies Holdings, Ltd. (b)	9,600	2,167
China South City Holdings, Ltd. (b)	2,458,000	230,153
China Southern Airlines Co., Ltd. Class H (b)	2,490,000	1,491,515
China State Construction Engineering Corp., Ltd. Class A (a)	1,132,200	890,227
China Suntien Green Energy Corp., Ltd. Class A	192,100	519,895
China Taiping Insurance Holdings Co., Ltd.	1,058,235	1,452,370
China Testing & Certification International Group Co., Ltd. Class A	729,945	2,215,416
China Tianying, Inc. Class A (a)	540,900	511,210
China Tourism Group Duty Free Corp., Ltd. Class A	129,200	4,457,863
China Tower Corp., Ltd. Class H (c)	26,748,000	2,950,538
China TransInfo Technology Co., Ltd. Class A	281,900	662,741
China Travel International Investment Hong Kong, Ltd. (b)	7,796,000	1,539,941

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China Vanke Co., Ltd. Class A (a)	422,100	$1,311,626
China Vanke Co., Ltd. Class H	1,051,400	2,446,339
China World Trade Center Co., Ltd. Class A	102,800	232,789
China Yangtze Power Co., Ltd. Class A	1,202,500	4,292,583
China Yongda Automobiles Services Holdings, Ltd.	799,000	1,069,938
China Yuhua Education Corp., Ltd. (c)	24,000	8,589
China ZhengTong Auto Services Holdings, Ltd.	38,000	4,240
China Zhenhua Group Science & Technology Co., Ltd. Class A (a)	122,007	2,384,480
ChinaCache International Holdings, Ltd. ADR (a)(b)(f)	18,355	—
Chinasoft International, Ltd. (a)	1,074,000	1,399,618
Chindata Group Holdings, Ltd. ADR (a)	31,446	207,229
Chinese Universe Publishing & Media Group Co., Ltd. Class A	187,600	364,636
Chlitina Holding, Ltd.	2,000	16,409
Chongqing Brewery Co., Ltd. Class A	27,511	654,652
Chongqing Changan Automobile Co., Ltd. Class A (a)	112,240	268,110
Chongqing Changan Automobile Co., Ltd. Class B	1,468,200	821,076
Chongqing Department Store Co., Ltd. Class A	24,800	101,477
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	7,252	22,968
Chongqing Gas Group Corp., Ltd. Class A	147,500	194,608
Chongqing Iron & Steel Co., Ltd. Class A (a)	633,000	208,045
Chongqing Machinery & Electric Co., Ltd. Class H (a)	138,000	11,859
Chongqing Zhifei Biological Products Co., Ltd. Class A	105,000	2,057,383
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A (a)	66,700	87,268
Chow Tai Seng Jewellery Co., Ltd. Class A (a)	173,043	483,831
CIFI Ever Sunshine Services Group, Ltd.	192,000	297,495
CIFI Holdings Group Co., Ltd.	1,725,669	1,038,106
CIMC Enric Holdings, Ltd.	10,000	14,545
Security Description	Shares	Value
Citic Pacific Special Steel Group Co., Ltd. Class A	138,650	$446,537
CITIC Resources Holdings, Ltd.	1,952,000	120,180
CITIC Securities Co., Ltd. Class A (a)	509,400	2,115,608
CITIC Securities Co., Ltd. Class H	1,355,500	3,538,143
CITIC Telecom International Holdings, Ltd.	1,318,000	444,613
CITIC, Ltd.	3,617,961	3,573,272
Client Service International, Inc. Class A	35,950	119,908
Cloopen Group Holding, Ltd. ADR (a)(b)	33,575	97,368
CMST Development Co., Ltd. Class A	246,900	242,278
CNHTC Jinan Truck Co., Ltd. Class A	165,860	440,534
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	799,916	1,583,718
COFCO Biotechnology Co., Ltd. Class A	149,000	254,697
Cogobuy Group (a)(c)	64,000	22,000
Colour Life Services Group Co., Ltd.	69,000	8,319
Comtec Solar Systems Group, Ltd. (a)	211,500	9,766
Connect Biopharma Holdings, Ltd. ADR (a)	4,282	22,052
Contemporary Amperex Technology Co., Ltd. Class A	129,393	11,964,536
Continental Aerospace Technologies Holding, Ltd. (a)	2,394,527	34,706
CooTek Cayman, Inc. ADR (a)(b)	169,505	104,127
COSCO SHIPPING Development Co., Ltd. Class H (b)	7,937,117	1,445,648
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	2,224,000	847,233
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	3,639,040	7,057,487
COSCO SHIPPING Ports, Ltd. (a)	2,594,974	2,253,373
Cosmo Lady China Holdings Co., Ltd. (a)(b)(c)	71,000	4,462
Country Garden Holdings Co., Ltd. (a)(b)	5,790,587	5,139,728
Country Garden Services Holdings Co., Ltd.	997,000	5,972,051
CQ Pharmaceutical Holding Co., Ltd. Class A	555,700	445,675
Crazy Sports Group, Ltd. (a)(b)	2,400,200	100,056

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Crystal Clear Electronic Material Co., Ltd. Class A	17,900	$117,606
CSC Financial Co., Ltd. Class A (a)	155,000	712,960
CSG Holding Co., Ltd. Class B	698,345	298,281
CSG Smart Science&Technology Co., Ltd. Class A	106,500	197,791
CSPC Pharmaceutical Group, Ltd. (a)	5,600,960	6,084,955
CSSC Science & Technology Co., Ltd. Class A	147,100	338,889
CStone Pharmaceuticals (a)(b)(c)	161,500	171,313
CTS International Logistics Corp., Ltd. Class A	305,890	658,050
D&O Home Collection Co., Ltd. Class A	100,800	235,711
Daan Gene Co., Ltd. Class A	297,219	937,595
Dada Nexus, Ltd. ADR (a)	38,784	510,397
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	380,400	260,218
Daqo New Energy Corp. ADR (a)	42,737	1,723,156
DaShenLin Pharmaceutical Group Co., Ltd. Class A	36,714	243,122
Datang International Power Generation Co., Ltd. Class H	7,942,000	1,792,892
Dazhong Transportation Group Co., Ltd. Class B	1,235,550	362,016
Deppon Logistics Co., Ltd. Class A (a)	118,200	190,152
DHC Software Co., Ltd. Class A	149,200	183,008
DiDi Global, Inc. ADR (a)(b)	137,462	684,561
Digital China Group Co., Ltd. Class A	162,700	405,020
Digital China Information Service Co., Ltd. Class A	122,800	245,637
Do-Fluoride New Materials Co., Ltd. Class A	111,600	789,565
Dongfang Electric Corp., Ltd. Class A	129,100	434,864
Dongfang Electric Corp., Ltd. Class H (b)	222,600	374,602
Dongfeng Motor Group Co., Ltd. Class H	2,425,391	2,015,896
Dongjiang Environmental Co., Ltd. Class A (a)	287,400	332,638
Dongyue Group, Ltd.	749,000	1,168,226
Double Medical Technology, Inc. Class A	104,300	830,260
Doushen Beijing Education & Technology, Inc. Class A (a)	142,400	93,828
Security Description	Shares	Value
DouYu International Holdings, Ltd. ADR (a)	58,559	$154,596
East Group Co., Ltd. Class A	164,900	260,612
East Money Information Co., Ltd. Class A	353,604	2,063,554
Eastern Communications Co., Ltd. Class B	362,100	169,463
Easysight Supply Chain Management Co., Ltd. Class A	149,300	58,931
Ebang International Holdings, Inc. Class A (a)(b)	123,360	127,061
E-Commodities Holdings, Ltd.	6,250	938
Ecovacs Robotics Co., Ltd. Class A	14,900	353,694
Eoptolink Technology, Inc., Ltd. Class A	32,513	200,322
ESR Cayman, Ltd. (a)(c)	471,400	1,593,242
Essex Bio-technology, Ltd. (b)	1,241,000	787,931
Eve Energy Co., Ltd. Class A	107,799	2,003,394
Everbright Securities Co., Ltd. Class A	122,600	287,845
Everest Medicines, Ltd. (a)(c)	63,500	283,442
Evergrande Property Services Group, Ltd. (a)(b)(c)	2,522,000	854,005
Fang Holdings, Ltd. ADR (a)(b)	3,227	12,295
Fanhua, Inc. ADR (b)	37,967	276,400
Far East Horizon, Ltd. (b)	2,568,000	2,279,358
FAW Jiefang Group Co., Ltd.	245,500	397,260
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	85,955
Fibocom Wireless, Inc. Class A	21,760	186,493
FinVolution Group ADR (b)	26,996	133,090
Fire Rock Holdings, Ltd.	804,000	111,376
First Capital Securities Co., Ltd. Class A	235,900	271,548
First Tractor Co., Ltd. Class A	143,300	317,516
Flat Glass Group Co., Ltd. Class A	163,600	1,490,629
Flat Glass Group Co., Ltd. Class H (b)	196,000	995,549
Focus Media Information Technology Co., Ltd. Class A (a)	329,100	423,857
Foshan Haitian Flavouring & Food Co., Ltd. Class A	190,860	3,154,763
Founder Securities Co., Ltd. Class A	279,600	344,716
Foxconn Industrial Internet Co., Ltd. Class A	114,300	214,255
Fufeng Group, Ltd.	71,000	24,498

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A (a)	138,490	$276,586
Fujian Boss Software Development Co., Ltd. Class A	28,140	103,461
Fujian Green Pine Co., Ltd. Class A	46,600	82,735
Fujian Longking Co., Ltd. Class A	123,900	167,952
Fujian Star-net Communication Co., Ltd. Class A	155,100	574,883
Fujian Sunner Development Co., Ltd. Class A	112,900	429,120
Fuyao Glass Industry Group Co., Ltd. Class A	273,817	2,029,821
Fuyao Glass Industry Group Co., Ltd. Class H (c)	172,000	889,088
Ganfeng Lithium Co., Ltd. Class A	104,300	2,343,000
Ganfeng Lithium Co., Ltd. Class H (c)	111,000	1,746,944
Gaotu Techedu, Inc. ADR (a)(b)	123,931	240,426
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	968,542
GCI Science & Technology Co., Ltd. Class A	276,181	1,031,056
GCL Energy Technology Co., Ltd.	44,400	114,927
GCL System Integration Technology Co., Ltd. Class A (a)	381,000	227,676
GDS Holdings, Ltd. ADR (a)	73,450	3,463,902
Geely Automobile Holdings, Ltd.	3,688,735	10,077,865
GEM Co., Ltd. Class A	94,400	153,646
Gemdale Corp. Class A	121,400	247,609
Genertec Universal Medical Group Co., Ltd. (c)	662,600	478,488
Genetron Holdings, Ltd. ADR (a)	21,692	132,321
Genimous Technology Co., Ltd. Class A (a)	446,800	545,936
Genscript Biotech Corp. (a)	692,000	3,062,222
Getein Biotech, Inc. Class A	190,842	602,022
GF Securities Co., Ltd. Class H	1,585,800	3,022,586
Giant Network Group Co., Ltd. Class A	264,700	498,260
Gigadevice Semiconductor Beijing, Inc. Class A	36,960	1,022,073
Ginlong Technologies Co., Ltd. Class A	15,500	564,396
Global Bio-Chem Technology Group Co., Ltd. (a)	1,096,000	17,432
Security Description	Shares	Value
Global Top E-Commerce Co., Ltd. Class A (a)	3,900	$1,920
GoerTek, Inc. Class A (a)	258,700	2,200,906
Goke Microelectronics Co., Ltd. Class A	19,100	557,167
Golden Solar New Energy Technology Holdings, Ltd. (a)	416,000	533,586
GoldenHome Living Co., Ltd. Class A (a)	45,080	272,931
Goldpac Group, Ltd.	64,000	13,709
GOME Retail Holdings, Ltd. (a)(b)	10,518,000	890,407
Goodbaby International Holdings, Ltd. (a)	67,000	8,594
Grand Baoxin Auto Group, Ltd. (a)	3,158	275
Grandjoy Holdings Group Co., Ltd. Class A (a)	164,900	96,725
Great Wall Motor Co., Ltd. Class H (a)	2,565,876	8,820,271
Greattown Holdings, Ltd. Class A	257,400	143,291
Greatview Aseptic Packaging Co., Ltd.	10,000	3,656
Gree Real Estate Co., Ltd. Class A	272,200	295,783
Greentown China Holdings, Ltd. (a)(b)	656,000	1,056,830
Greentown Service Group Co., Ltd.	484,000	446,981
Grinm Advanced Materials Co., Ltd. Class A	121,600	313,224
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	88,600	198,962
Guangdong Electric Power Development Co., Ltd. Class B (a)	2,006,240	658,771
Guangdong Golden Dragon Development, Inc. Class A	138,300	342,539
Guangdong Haid Group Co., Ltd. Class A (a)	107,500	1,239,139
Guangdong Hongda Blasting Co., Ltd. Class A	110,100	521,495
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	557,600	486,658
Guangdong Investment, Ltd.	3,302,229	4,197,515
Guangdong Kinlong Hardware Products Co., Ltd. Class A	13,100	374,086
Guangdong Provincial Expressway Development Co., Ltd. Class B	252,400	194,570
Guangdong Topstar Technology Co., Ltd. Class A	28,800	72,464

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	229,100	$889,877
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	127,500	242,406
Guangshen Railway Co., Ltd. Class H	5,294,000	903,123
Guangxi Guiguan Electric Power Co., Ltd. Class A (a)	256,500	258,958
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	237,640	711,532
Guangzhou Automobile Group Co., Ltd. Class H	3,046,090	3,004,558
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	132,400	712,069
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (b)	6,000	17,277
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	30,000	222,863
Guangzhou Haige Communications Group, Inc. Co. Class A	288,500	495,423
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	15,400	269,710
Guangzhou R&F Properties Co., Ltd. Class H (b)	987,482	367,315
Guangzhou Restaurant Group Co., Ltd. Class A	179,760	680,137
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	4,400	56,323
Guangzhou Tinci Materials Technology Co., Ltd. Class A	112,149	2,021,982
Guangzhou Wondfo Biotech Co., Ltd. Class A	11,440	70,845
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	394,155	539,255
Guangzhou Zhujiang Brewery Co., Ltd. Class A	261,400	374,072
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A	268,300	313,063
Guocheng Mining Co., Ltd. Class A (a)	132,100	290,414
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	5,431
Guomai Technologies, Inc. Class A (a)	259,900	269,339
Guosen Securities Co., Ltd. Class A	411,700	743,242
Security Description	Shares	Value
Guosheng Financial Holding, Inc. Class A	137,200	$207,125
Guotai Junan Securities Co., Ltd. Class A (a)	288,800	812,485
Guoxuan High-Tech Co., Ltd. Class A	50,844	409,771
Guoyuan Securities Co., Ltd. Class A (a)	167,710	203,075
Haichang Ocean Park Holdings, Ltd. (a)(c)	987,000	402,583
Haidilao International Holding, Ltd. (b)(c)	486,000	1,097,136
Haier Smart Home Co., Ltd. Class A	233,100	1,095,660
Haier Smart Home Co., Ltd. Class H	1,033,800	4,369,215
Hailir Pesticides & Chemicals Group Co., Ltd. Class A	65,824	259,919
Hainan Meilan International Airport Co., Ltd. Class H (a)	65,000	200,512
Haisco Pharmaceutical Group Co., Ltd. Class A (a)	139,700	448,161
Haitian International Holdings, Ltd.	189,000	524,845
Haitong Securities Co., Ltd. Class A (a)	263,700	508,403
Haitong Securities Co., Ltd. Class H	2,616,400	2,318,962
Hang Zhou Great Star Industrial Co., Ltd. Class A	288,600	1,384,670
Hangjin Technology Co., Ltd. Class A (a)	129,900	758,067
Hangzhou Chang Chuan Technology Co., Ltd. Class A	105,830	956,939
Hangzhou Dptech Technologies Co., Ltd. Class A	17,900	116,114
Hangzhou First Applied Material Co., Ltd. Class A	124,184	2,549,472
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	193,721
Hangzhou Silan Microelectronics Co., Ltd. Class A	102,000	869,375
Hangzhou Steam Turbine Co., Ltd. Class B	669,820	1,390,107
Hangzhou Tigermed Consulting Co., Ltd. Class A	86,422	1,736,852
Hansoh Pharmaceutical Group Co., Ltd. (c)	490,000	1,194,156
Harbin Boshi Automation Co., Ltd. Class A	552,620	1,133,214
Harbin Electric Co., Ltd. Class H	2,272,942	1,026,225

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	364,900	$166,984
Health & Happiness H&H International Holdings, Ltd. (a)	5,000	7,747
Hebei Construction Group Corp., Ltd. Class H	78,500	13,593
Hefei Meiya Optoelectronic Technology, Inc. Class A	117,900	694,527
Hello Group, Inc. ADR	96,708	868,438
Henan Jindan Lactic Acid Technology Co., Ltd. Class A	12,660	90,982
Henan Lingrui Pharmaceutical Co. Class A	289,500	719,306
Henan Shenhuo Coal & Power Co., Ltd. Class A	110,000	157,240
Henan Shuanghui Investment & Development Co., Ltd. Class A	100,640	499,319
Hengan International Group Co., Ltd.	663,500	3,416,945
Hengli Petrochemical Co., Ltd. Class A	353,200	1,275,820
Hisense Home Appliances Group Co., Ltd. Class A	376,900	897,938
Hithink RoyalFlush Information Network Co., Ltd. Class A	6,200	140,964
Holitech Technology Co., Ltd. Class A	242,500	133,090
Hongda Xingye Co., Ltd. Class A (a)	365,500	348,311
Hongfa Technology Co., Ltd. Class A	29,900	350,954
Honghua Group, Ltd. (a)	14,000	494
Hongli Zhihui Group Co., Ltd. Class A (a)	47,500	118,095
Honworld Group, Ltd. (a)(c)	35,000	13,782
Hope Education Group Co., Ltd. (b)(c)	180,000	34,632
Hopson Development Holdings, Ltd. (b)	186,790	389,570
Hoshine Silicon Industry Co., Ltd. Class A	24,100	500,150
Hua Hong Semiconductor, Ltd. (c)	456,000	2,515,039
Huadian Power International Corp., Ltd. Class H (a)(b)	2,779,308	1,212,068
Huadong Medicine Co., Ltd. Class A	34,200	216,202
Huafon Chemical Co., Ltd. Class A	1,065,200	1,748,797
Huafu Fashion Co., Ltd. Class A	138,400	99,463
Huagong Tech Co., Ltd. Class A	98,500	431,544
Security Description	Shares	Value
Huaibei Mining Holdings Co., Ltd. Class A	57,200	$100,565
Hualan Biological Engineering, Inc. Class A	213,627	978,934
Huaneng Lancang River Hydropower, Inc. Class A	25,900	26,841
Huaneng Power International, Inc. Class H	5,070,416	3,388,385
Huangshan Tourism Development Co., Ltd. Class B	935,682	669,948
Huatai Securities Co., Ltd. Class A (a)	400,400	1,118,265
Huatai Securities Co., Ltd. Class H (c)	778,000	1,295,286
Huaxi Securities Co., Ltd. Class A	290,200	449,512
Huaxin Cement Co., Ltd. Class B	370,700	682,088
Huayu Automotive Systems Co., Ltd. Class A	126,861	564,576
Huazhu Group, Ltd. ADR (a)(b)	95,748	3,575,230
Hubei Biocause Pharmaceutical Co., Ltd. Class A	412,200	214,558
Hubei Kaile Science & Technology Co., Ltd. Class A (a)	161,100	78,535
Huizhou Desay Sv Automotive Co., Ltd. Class A	100,862	2,244,515
Humanwell Healthcare Group Co., Ltd. Class A	33,900	120,054
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	715,300	429,694
Hunan Gold Corp., Ltd. Class A (a)	127,600	207,883
Hunan New Wellful Co., Ltd. Class A (a)	256,900	274,310
Hunan Valin Steel Co., Ltd. Class A	227,000	182,412
Hundsun Technologies, Inc. Class A	191,854	1,875,080
HUYA, Inc. ADR (a)	22,175	153,895
Hygeia Healthcare Holdings Co., Ltd. (c)	90,800	568,352
Hytera Communications Corp., Ltd. Class A	425,800	369,617
HyUnion Holding Co., Ltd. Class A	110,800	123,710
iClick Interactive Asia Group, Ltd. ADR (a)(b)	23,137	106,662
Iflytek Co., Ltd. Class A	156,800	1,294,780
iHuman, Inc. ADR (a)	14,634	40,975
I-Mab ADR (a)	19,321	915,622

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Imeik Technology Development Co., Ltd. Class A	5,700	$480,548
Industrial & Commercial Bank of China, Ltd. Class A	2,863,405	2,084,834
Industrial & Commercial Bank of China, Ltd. Class H	47,026,021	26,540,089
Industrial Bank Co., Ltd. Class A	814,400	2,438,442
Industrial Securities Co., Ltd. Class A	415,700	645,869
INESA Intelligent Tech, Inc. Class B	2,560,100	1,146,925
Ingenic Semiconductor Co., Ltd. Class A	35,700	752,282
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	2,074,000	909,957
Inner Mongolia ERDOS Resources Co., Ltd. Class A (a)	58,500	217,016
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	454,800	374,050
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	897,400	556,020
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	173,700	1,132,497
Inner Mongolia Yitai Coal Co., Ltd. Class B	527,136	460,190
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	118,900	136,494
InnoCare Pharma, Ltd. (a)(b)(c)	188,000	368,944
Innovent Biologics, Inc. (a)(c)	545,500	3,376,008
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	184,901
Intco Medical Technology Co., Ltd. Class A	47,250	429,772
iQIYI, Inc. ADR (a)(b)	187,201	853,637
IReader Technology Co., Ltd. Class A	106,000	425,230
IRICO Group New Energy Co., Ltd. Class H (a)	25,000	68,462
JA Solar Technology Co., Ltd. Class A	108,400	1,580,217
Jacobio Pharmaceuticals Group Co., Ltd. (a)(c)	78,600	146,185
Jafron Biomedical Co., Ltd. Class A	15,420	129,247
Jason Furniture Hangzhou Co., Ltd. Class A	117,300	1,423,305
JC Finance & Tax Interconnect Holdings, Ltd. Class A	122,600	127,245
JCET Group Co., Ltd. Class A (a)	45,700	222,929
Security Description	Shares	Value
JD Health International, Inc. (a)(b)(c)	652,150	$5,140,210
JD Logistics, Inc. (a)(b)(c)	38,200	129,599
JD.com, Inc. ADR (a)	615,533	43,130,397
Jiajiayue Group Co., Ltd. Class A	150,200	393,035
Jiangling Motors Corp., Ltd. Class A	104,900	269,053
Jiangnan Group, Ltd. (a)	201,000	7,477
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	355,700	262,899
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	149,800	155,712
Jiangsu Eastern Shenghong Co., Ltd. Class A	403,900	1,228,395
Jiangsu Expressway Co., Ltd. Class H	2,271,087	2,327,512
Jiangsu Hengli Hydraulic Co., Ltd. Class A	105,651	1,359,048
Jiangsu Hengrui Medicine Co., Ltd. Class A	350,416	2,794,379
Jiangsu Hoperun Software Co., Ltd. Class A	51,600	184,765
Jiangsu Huaxicun Co., Ltd. Class A (a)	249,900	246,400
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	122,550	606,289
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	283,162
Jiangsu Nata Opto-electronic Material Co., Ltd. Class A	19,600	143,138
Jiangsu Shagang Co., Ltd. Class A	107,600	98,648
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	76,865	1,991,173
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	299,164
Jiangsu Yoke Technology Co., Ltd. Class A	121,500	1,550,885
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	189,378	1,125,717
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	149,400	97,265
Jiangxi Copper Co., Ltd. Class H	1,325,000	2,121,006
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	118,700	579,402
Jiangxi Zhengbang Technology Co., Ltd. Class A	249,400	378,862

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Jiayou International Logistics Co., Ltd. Class A	478,348	$1,564,642
Jinchuan Group International Resources Co., Ltd.	617,000	107,631
Jinke Properties Group Co., Ltd. Class A	676,630	476,691
Jinke Smart Services Group Co., Ltd. Class H	22,400	97,544
JinkoSolar Holding Co., Ltd. ADR (a)(b)	27,756	1,275,666
Jinxin Fertility Group, Ltd. (a)(b)(c)	527,000	588,763
JiuGui Liquor Co., Ltd. Class A	22,500	751,881
Jiumaojiu International Holdings, Ltd. (b)(c)	225,000	395,380
JL Mag Rare-Earth Co., Ltd. Class A	18,000	127,066
Joinn Laboratories China Co., Ltd. Class A	67,720	1,229,259
Jointown Pharmaceutical Group Co., Ltd. Class A	277,000	641,203
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	4,300	25,675
Joy City Property, Ltd.	2,520,000	129,292
Joyoung Co., Ltd. Class A	239,256	872,888
JOYY, Inc. ADR (a)(b)	27,690	1,257,957
Ju Teng International Holdings, Ltd.	134,500	22,255
Juewei Food Co., Ltd. Class A	19,000	204,161
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	108,000	186,181
Kama Co., Ltd. Class B (a)	996,200	337,712
Kandi Technologies Group, Inc. (a)	7,024	22,547
Kangji Medical Holdings, Ltd. (b)	117,500	119,666
KE Holdings, Inc. ADR (a)	327,038	6,580,005
Keboda Technology Co., Ltd. Class A	10,600	133,853
Kehua Data Co., Ltd. Class A	34,800	198,981
Keshun Waterproof Technologies Co., Ltd. Class A	68,160	174,177
Kingboard Holdings, Ltd.	962,758	4,686,411
KingClean Electric Co., Ltd. Class A	45,640	210,435
Kingdee International Software Group Co., Ltd. (a)	1,663,700	5,121,506
Kingfa Sci & Tech Co., Ltd. Class A (a)	54,300	107,421
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	49,999	787,484
Kingsoft Corp., Ltd.	525,200	2,307,261
Security Description	Shares	Value
Kintor Pharmaceutical, Ltd. (a)(b)(c)	133,000	$209,830
Konfoong Materials International Co., Ltd. Class A	20,700	171,159
Konka Group Co., Ltd. Class B	2,799,623	847,467
Koolearn Technology Holding, Ltd. (a)(b)(c)	116,000	78,709
KPC Pharmaceuticals, Inc. Class A	130,100	226,072
Kuaishou Technology (a)(c)	946,100	8,743,443
Kuang-Chi Technologies Co., Ltd. Class A (a)	174,090	657,315
Kunlun Energy Co., Ltd. (a)	4,030,152	3,778,768
Kunming Yunnei Power Co., Ltd. Class A	156,600	89,640
Kweichow Moutai Co., Ltd. Class A	73,150	23,581,746
KWG Group Holdings, Ltd.	1,334,668	873,082
KWG Living Group Holdings, Ltd. (a)	592,333	243,124
Lao Feng Xiang Co., Ltd. Class A	27,600	199,001
Lao Feng Xiang Co., Ltd. Class B	7,130	24,306
Laobaixing Pharmacy Chain JSC Class A	26,600	206,557
LB Group Co., Ltd. Class A	138,000	620,442
Lee & Man Paper Manufacturing, Ltd.	76,000	52,835
Lenovo Group, Ltd.	5,984,282	6,877,515
Lens Technology Co., Ltd. Class A	239,465	865,366
Leo Group Co., Ltd. Class A	1,393,000	538,882
LexinFintech Holdings, Ltd. ADR (a)	50,468	194,806
Li Auto, Inc. ADR (a)	162,671	5,221,739
Li Ning Co., Ltd.	1,599,193	17,507,167
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	1,351
Lifetech Scientific Corp. (a)(b)	2,488,000	1,168,000
Lingyi iTech Guangdong Co. Class A (a)	514,900	595,948
Link Motion, Inc. ADR (a)(f)	16,509	—
Linklogis, Inc. Class B (a)(b)(c)	334,500	313,206
Livzon Pharmaceutical Group, Inc. Class H (b)	210,327	768,867
Longfor Group Holdings, Ltd. (c)	971,000	4,570,848
LONGi Green Energy Technology Co., Ltd. Class A	387,360	5,250,852
Longshine Technology Group Co., Ltd. Class A (a)	39,450	229,725

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Lu Thai Textile Co., Ltd. Class B	136,500	$66,532
Luenmei Quantum Co., Ltd. Class A	286,408	405,805
Lufax Holding, Ltd. ADR (a)	278,815	1,569,728
Luokung Technology Corp. (a)	278,006	168,249
Luoyang Glass Co., Ltd. Class H (a)(b)	76,000	170,984
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A (a)	4,200	117,902
Luxshare Precision Industry Co., Ltd. Class A	548,629	4,244,745
Luye Pharma Group, Ltd. (a)(b)(c)	655,000	299,091
Luzhou Laojiao Co., Ltd. Class A (a)	108,042	4,313,321
Maanshan Iron & Steel Co., Ltd. Class H	1,756,000	644,172
Maccura Biotechnology Co., Ltd. Class A	37,572	172,467
Mango Excellent Media Co., Ltd. Class A	85,150	766,197
Markor International Home Furnishings Co., Ltd. Class A	537,600	296,739
Maxscend Microelectronics Co., Ltd. Class A (a)	21,060	1,082,301
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	269,160	332,268
Meitu, Inc. (a)(c)	1,927,500	383,211
Meituan Class B (a)(c)	2,710,727	78,370,235
Metallurgical Corp. of China, Ltd. Class A	117,400	70,709
Metallurgical Corp. of China, Ltd. Class H	1,290,000	329,272
Microport Cardioflow Medtech Corp. (a)(b)(c)	104,000	51,624
Microport Scientific Corp.	383,137	1,395,674
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	498,612
Ming Yang Smart Energy Group, Ltd. Class A	3,700	15,186
Ming Yuan Cloud Group Holdings, Ltd. (b)	372,000	847,417
Minth Group, Ltd. (a)	250,000	1,101,484
MLS Co., Ltd. Class A	49,748	118,365
MMG, Ltd. (a)	1,692,000	542,565
MOBI Development Co., Ltd. (a)	1,019,000	48,360
Mobvista, Inc. (a)(c)	105,000	92,659
Montage Technology Co., Ltd. Class A	61,631	812,856
Montnets Cloud Technology Group Co., Ltd. Class A (a)	261,500	707,307
Security Description	Shares	Value
Muyuan Foods Co., Ltd. Class A	353,984	$2,970,347
Nam Tai Property, Inc. (a)	29,368	296,323
NanJi E-Commerce Co., Ltd. Class A (a)	451,600	490,017
Nanjing Hanrui Cobalt Co., Ltd. Class A	7,500	94,566
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	6,253	41,300
Nanjing Xinjiekou Department Store Co., Ltd. Class A	114,600	211,934
NARI Technology Co., Ltd. Class A	196,680	1,238,094
National Agricultural Holdings, Ltd. (b)(f)	72,000	—
National Silicon Industry Group Co., Ltd. Class A (a)	92,711	376,440
NAURA Technology Group Co., Ltd. Class A	30,200	1,648,046
NavInfo Co., Ltd. Class A	150,100	375,778
NetDragon Websoft Holdings, Ltd. (a)	34,500	81,069
NetEase, Inc. ADR	261,897	26,655,877
New China Life Insurance Co., Ltd. Class H	660,000	1,765,068
New Hope Liuhe Co., Ltd. Class A	369,000	882,599
New Horizon Health, Ltd. (a)(b)(c)	18,500	52,442
New Oriental Education & Technology Group, Inc. ADR (a)	1,072,158	2,251,532
Newland Digital Technology Co., Ltd. Class A	347,220	989,397
Ninestar Corp. Class A	26,600	199,781
Ningbo Construction Co., Ltd. Class A	370,800	217,499
Ningbo Jifeng Auto Parts Co., Ltd. Class A	257,600	651,388
Ningbo Joyson Electronic Corp. Class A	33,300	115,049
Ningbo Sanxing Medical Electric Co., Ltd. Class A	134,600	345,229
Ningbo Tuopu Group Co., Ltd. Class A	55,200	460,069
Ningbo Xusheng Auto Technology Co., Ltd. Class A	27,200	213,355
Ningxia Baofeng Energy Group Co., Ltd. Class A	51,000	139,228
NIO, Inc. ADR (a)	906,251	28,710,032
NiSun International Enterprise Development Group Co., Ltd. (a)	1,101	3,534
Niu Technologies ADR (a)	15,054	242,520
Noah Holdings, Ltd. ADR (a)	11,931	366,162

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Nongfu Spring Co., Ltd. Class H (a)(c)	886,400	$5,849,606
Northeast Securities Co., Ltd. Class A	136,500	188,467
Ocumension Therapeutics (a)(c)	11,000	24,691
Offcn Education Technology Co., Ltd. Class A (a)	52,100	64,397
OFILM Group Co., Ltd. Class A (a)	130,000	198,300
OneConnect Financial Technology Co., Ltd. (a)	35,923	88,730
Oppein Home Group, Inc. Class A	18,620	431,896
Orient Securities Co., Ltd. Class A	271,700	629,789
Ourgame International Holdings, Ltd. (a)	65,000	3,418
Ourpalm Co., Ltd. Class A (a)	91,700	70,083
Ovctek China, Inc. Class A (a)	9,700	87,511
Ozner Water International Holding, Ltd. (a)(c)	738,000	8,425
Pacific Online, Ltd. (a)	159,000	27,940
Parkson Retail Group, Ltd. (a)	1,247,000	39,987
PCI-Suntek Technology Co., Ltd. Class A (a)	11,100	14,540
Peijia Medical, Ltd. (a)(c)	99,000	168,888
People's Insurance Co. Group of China, Ltd. Class A	51,900	38,360
People's Insurance Co. Group of China, Ltd. Class H	5,224,000	1,581,345
Perfect World Co., Ltd. Class A	268,050	856,118
PetroChina Co., Ltd. Class H	18,419,988	8,198,422
Pharmaron Beijing Co., Ltd. Class A	85,200	1,892,768
PhiChem Corp. Class A	43,000	163,370
PICC Property & Casualty Co., Ltd. Class H	6,329,641	5,171,660
Pinduoduo, Inc. ADR (a)	281,753	16,426,200
Ping An Bank Co., Ltd. Class A	695,700	1,802,964
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	388,300	1,411,991
Ping An Insurance Group Co. of China, Ltd. Class A	398,830	3,161,639
Ping An Insurance Group Co. of China, Ltd. Class H	4,078,420	29,373,329
PNC Process Systems Co., Ltd. Class A	35,346	267,636
Poly Culture Group Corp., Ltd. Class H	7,200	4,341
Poly Developments & Holdings Group Co., Ltd. Class A (a)	433,500	1,065,506
Security Description	Shares	Value
Poly Property Group Co., Ltd.	1,244,000	$327,104
Pop Mart International Group, Ltd. (c)	428,400	2,456,227
Postal Savings Bank of China Co., Ltd. Class A (a)	106,800	85,654
Postal Savings Bank of China Co., Ltd. Class H (c)	4,652,000	3,263,912
Prosperous Future Holdings, Ltd. (a)	415,000	3,141
Prosus NV (a)	12,157	1,016,548
Puxin, Ltd. ADR (a)(b)	13,852	5,527
PW Medtech Group, Ltd.	68,000	8,722
Qianhe Condiment & Food Co., Ltd. Class A	186,888	707,694
Qingdao Gon Technology Co., Ltd. Class A	122,800	499,384
Qingdao Haier Biomedical Co., Ltd. Class A	5,315	75,909
Qingdao Hanhe Cable Co., Ltd. Class A	677,700	550,980
Qingdao TGOOD Electric Co., Ltd. Class A	51,400	201,023
QuakeSafe Technologies Co., Ltd. Class A	6,400	105,022
Quectel Wireless Solutions Co., Ltd. Class A	9,230	295,956
Qutoutiao, Inc. ADR (a)(b)	30,550	84,929
Realcan Pharmaceutical Group Co., Ltd. Class A	120,200	74,286
Red Avenue New Materials Group Co., Ltd. Class A	14,300	113,158
Remegen Co., Ltd. Class H (a)(c)	51,500	514,584
ReneSola, Ltd. ADR (a)	21,409	127,598
Richinfo Technology Co., Ltd. Class A	28,100	76,580
Risen Energy Co., Ltd. Class A	91,200	465,677
Riyue Heavy Industry Co., Ltd. Class A	44,400	230,063
RLX Technology, Inc. ADR (a)(b)	488,091	1,903,555
Rongan Property Co., Ltd. Class A	490,000	189,557
Rongsheng Petrochemical Co., Ltd. Class A	397,800	1,136,026
Roshow Technology Co., Ltd. Class A	99,400	237,595
Sai Micro Electronics, Inc. Class A (a)	47,600	183,841
SAIC Motor Corp., Ltd. Class A	299,200	970,663
Sailun Group Co., Ltd. Class A	711,032	1,653,732
Sangfor Technologies, Inc. Class A	19,261	578,522
Sany Heavy Industry Co., Ltd. Class A	505,500	1,812,441

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Satellite Chemical Co., Ltd. Class A	174,020	$1,095,450
SDIC Capital Co., Ltd. Class A	643,577	831,917
SDIC Power Holdings Co., Ltd. Class A	259,900	468,789
Sealand Securities Co., Ltd. Class A	825,540	533,565
Seazen Group, Ltd.	488,000	329,869
Seazen Holdings Co., Ltd. Class A (a)	31,600	144,756
SF Holding Co., Ltd. Class A	185,800	2,013,718
SG Micro Corp. Class A	18,225	885,592
Shaanxi Construction Machinery Co., Ltd. Class A	114,400	201,489
Shaanxi International Trust Co., Ltd. Class A	552,600	280,686
Shandong Airlines Co., Ltd. Class B	5,800	3,050
Shandong Chenming Paper Holdings, Ltd. Class B (a)	357,200	160,358
Shandong Dawn Polymer Co., Ltd. Class A	27,200	70,149
Shandong Denghai Seeds Co., Ltd. Class A (a)	7,200	29,201
Shandong Dongyue Organosilicon Material Co., Ltd. Class A	26,300	75,603
Shandong Gold Mining Co., Ltd. Class A	376,580	1,114,512
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	236,900	1,034,171
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	35,300	173,751
Shandong Humon Smelting Co., Ltd. Class A	112,100	206,076
Shandong Linglong Tyre Co., Ltd. Class A	111,000	637,996
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	269,300	241,813
Shandong Pharmaceutical Glass Co., Ltd. Class A (a)	18,364	126,777
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,044,000	1,302,941
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	296,092	521,032
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	149,640	266,145
Shanghai 2345 Network Holding Group Co., Ltd. Class A (a)	668,700	246,068
Shanghai AtHub Co., Ltd. Class A (a)	129,360	751,051
Security Description	Shares	Value
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	158,240	$1,488,823
Shanghai Baosight Software Co., Ltd. Class A	130,900	1,252,176
Shanghai Baosight Software Co., Ltd. Class B	716,684	3,459,434
Shanghai Belling Co., Ltd. Class A	111,600	450,328
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	1,990,520	1,347,582
Shanghai Daimay Automotive Interior Co., Ltd. Class A	210,218	770,914
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	406,000	241,976
Shanghai Diesel Engine Co., Ltd. Class B	363,040	216,735
Shanghai Electric Group Co., Ltd. Class H	5,312,077	1,621,634
Shanghai Environment Group Co., Ltd. Class A	120,300	238,177
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	163,130	697,767
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	172,500	1,327,580
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	144,500	636,658
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	174,000	566,884
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (a)	8,000	3,951
Shanghai Fullhan Microelectronics Co., Ltd. Class A	17,244	442,147
Shanghai Haohai Biological Technology Co., Ltd. Class A	11,785	233,307
Shanghai Henlius Biotech, Inc. Class H (a)(b)(c)	17,400	49,212
Shanghai Huayi Group Co., Ltd. Class B	246,700	181,325
Shanghai Industrial Development Co., Ltd. Class A	348,700	222,083
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,535
Shanghai International Airport Co., Ltd. Class A	123,800	908,976
Shanghai International Port Group Co., Ltd. Class A (a)	950,600	819,193
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	10,523

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	1,104,674	$666,118
Shanghai Jinjiang International Hotels Co., Ltd. Class B	288,300	565,068
Shanghai Jinjiang International Travel Co., Ltd. Class B	561,400	801,118
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	948,166	859,038
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	22,069	232,453
Shanghai Junshi Biosciences Co., Ltd. Class H (a)(b)(c)	4,400	32,733
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	21,100	120,713
Shanghai Liangxin Electrical Co., Ltd. Class A	44,980	126,048
Shanghai Lingang Holdings Corp., Ltd. Class B	298,920	339,573
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	2,266,772	1,430,333
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A (a)	109,000	186,150
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	650,068	592,212
Shanghai M&G Stationery, Inc. Class A	121,581	1,233,390
Shanghai Maling Aquarius Co., Ltd. Class A	131,900	167,804
Shanghai Medicilon, Inc. Class A	3,781	288,725
Shanghai Moons' Electric Co., Ltd. Class A	269,316	1,004,157
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	249,500	779,608
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	263,800	500,104
Shanghai Pudong Development Bank Co., Ltd. Class A	979,400	1,313,763
Shanghai Putailai New Energy Technology Co., Ltd. Class A	34,300	866,312
Shanghai RAAS Blood Products Co., Ltd. Class A	380,900	408,510
Shanghai Runda Medical Technology Co., Ltd. Class A	157,600	332,348
Shanghai Shibei Hi-Tech Co., Ltd. Class B	494,000	142,272
Security Description	Shares	Value
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	30,400	$195,287
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	101,900	212,003
Shanghai Wanye Enterprises Co., Ltd. Class A	143,440	750,466
Shanghai Weaver Network Co., Ltd. Class A	157,020	1,722,786
Shanghai Yaoji Technology Co., Ltd. Class A	33,500	119,744
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	381,388	617,749
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	115,500	273,536
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	530,900	766,414
Shanxi Coking Coal Energy Group Co., Ltd. Class A	88,100	114,575
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	43,200	76,834
Shanxi Meijin Energy Co., Ltd. Class A	254,900	650,573
Shanxi Securities Co., Ltd. Class A (a)	172,130	178,652
Shanxi Taigang Stainless Steel Co., Ltd. Class A	280,200	310,205
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	50,520	2,508,740
Shengda Resources Co., Ltd. Class A (a)	119,600	236,603
Shenghe Resources Holding Co., Ltd. Class A	61,200	188,824
Shengjing Bank Co., Ltd. Class H (c)	633,800	560,935
Shengyi Technology Co., Ltd. Class A (a)	260,900	966,213
Shennan Circuits Co., Ltd. Class A	23,660	453,253
Shenwan Hongyuan Group Co., Ltd. Class A	543,000	437,197
Shenwan Hongyuan HK, Ltd.	10,000	1,193
Shenzhen Agricultural Products Group Co., Ltd. Class A	516,200	518,712
Shenzhen Anche Technologies Co., Ltd. Class A	12,100	39,293
Shenzhen Capchem Technology Co., Ltd. Class A	12,600	223,901
Shenzhen Das Intellitech Co., Ltd. Class A	961,137	583,419
Shenzhen Desay Battery Technology Co. Class A	47,270	433,522

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Energy Group Co., Ltd. Class A	114,500	$145,847
Shenzhen Envicool Technology Co., Ltd. Class A	31,900	205,124
Shenzhen Expressway Corp., Ltd. Class H	2,342,108	2,268,116
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	373,100	821,412
Shenzhen Gongjin Electronics Co., Ltd. Class A	276,600	415,832
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	328,782
Shenzhen H&T Intelligent Control Co., Ltd. Class A	258,200	1,113,755
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	152,500	410,085
Shenzhen Infogem Technologies Co., Ltd. Class A	33,600	80,948
Shenzhen Inovance Technology Co., Ltd. Class A	112,458	1,213,172
Shenzhen International Holdings, Ltd.	784,356	814,910
Shenzhen Investment, Ltd.	2,648,326	570,679
Shenzhen Jinjia Group Co., Ltd. Class A	243,500	579,356
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	163,600	155,392
Shenzhen Kaifa Technology Co., Ltd. Class A	156,600	390,081
Shenzhen Kangtai Biological Products Co., Ltd. Class A	37,400	579,551
Shenzhen Kedali Industry Co., Ltd. Class A	17,100	431,167
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	137,400	309,412
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	116,312
Shenzhen Megmeet Electrical Co., Ltd. Class A	123,900	623,879
Shenzhen Microgate Technology Co., Ltd. Class A (a)	69,900	168,181
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (a)	53,822	3,223,031
Shenzhen MTC Co., Ltd. Class A (a)	1,373,200	1,049,489
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	1,084,562	602,056
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	13,730	95,110
Security Description	Shares	Value
Shenzhen SC New Energy Technology Corp. Class A	34,501	$620,134
Shenzhen SDG Information Co., Ltd. Class A	232,300	237,449
Shenzhen SEG Co., Ltd. Class B (a)	487,685	125,107
Shenzhen Senior Technology Material Co., Ltd. Class A	30,000	173,281
Shenzhen Sunlord Electronics Co., Ltd. Class A	110,700	664,647
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	93,802
Shenzhen Sunway Communication Co., Ltd. Class A	22,200	88,394
Shenzhen Tagen Group Co., Ltd. Class A	255,400	235,758
Shenzhen Tellus Holding Co., Ltd. Class A	33,000	77,634
Shenzhen Transsion Holdings Co., Ltd. Class A	33,239	820,122
Shenzhen Weiguang Biological Products Co., Ltd. Class A	6,162	31,183
Shenzhen Yinghe Technology Co., Ltd. Class A	23,300	112,560
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A	136,500	174,729
Shenzhen YUTO Packaging Technology Co., Ltd. Class A (a)	34,400	182,250
Shenzhou International Group Holdings, Ltd.	473,600	9,105,940
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A	278,200	302,741
Shimao Group Holdings, Ltd. (a)(b)	1,335,220	873,443
Shimao Services Holdings, Ltd. (b)(c)	337,000	234,283
Shinva Medical Instrument Co., Ltd. Class A	217,800	1,102,863
Shoucheng Holdings, Ltd. (b)	720,400	143,224
Sichuan Hebang Biotechnology Co., Ltd. Class A	803,700	430,979
Sichuan Kelun Pharmaceutical Co., Ltd. Class A (a)	26,500	78,887
Sichuan New Energy Power Co., Ltd. (a)	59,900	249,903
Sichuan Swellfun Co., Ltd. Class A (a)	21,800	411,348
Sichuan Yahua Industrial Group Co., Ltd. Class A	33,500	150,983
Sieyuan Electric Co., Ltd. Class A	126,400	978,156

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	702,000	$133,263
Silergy Corp. (a)	8,955	1,626,446
Silver Grant International Holdings Group, Ltd. (a)	142,000	9,107
Sino Wealth Electronic, Ltd. Class A (a)	27,170	290,113
Sinocare, Inc. Class A	35,100	165,094
Sinofert Holdings, Ltd.	130,000	19,509
Sinoma Science & Technology Co., Ltd. Class A (a)	350,693	1,876,157
SinoMedia Holding, Ltd.	65,000	9,254
Sinomine Resource Group Co., Ltd. Class A	18,900	209,120
Sino-Ocean Group Holding, Ltd.	5,281,980	1,233,047
Sinopec Oilfield Service Corp. Class H (a)	148,000	12,339
Sinopec Shanghai Petrochemical Co., Ltd. Class H (a)	5,292,600	1,215,160
Sinopharm Group Co., Ltd. Class H	1,030,400	2,241,523
Sino-Platinum Metals Co., Ltd. Class A	140,230	561,224
Sinosoft Technology Group, Ltd.	1,209,600	127,223
Sinotrans, Ltd. Class H	5,727,024	1,836,456
Sinotruk Hong Kong, Ltd.	110,500	170,081
Sinovac Biotech, Ltd. (a)(b)	63,289	409,480
SITC International Holdings Co., Ltd.	764,000	2,763,465
Skshu Paint Co., Ltd. Class A	92,536	2,024,891
Skyworth Digital Co., Ltd. Class A	375,200	581,175
Smoore International Holdings, Ltd. (b)(c)	1,039,000	5,297,417
SOHO China, Ltd.	626,000	138,107
Sohu.com, Ltd. ADR (a)(b)	8,356	136,036
SooChow Securities Co., Ltd. Class A	173,330	241,499
SOS, Ltd. (a)	124,022	101,971
Sou Yu Te Group Co., Ltd. Class A (a)	524,100	130,220
South Manganese Investment, Ltd. (a)	533,000	80,672
Southwest Securities Co., Ltd. Class A	573,900	477,419
SPT Energy Group, Inc. (a)	20,000	654
StarPower Semiconductor, Ltd. Class A (a)	9,600	575,180
STO Express Co., Ltd. Class A	140,679	201,095
Sumavision Technologies Co., Ltd. Class A (a)	92,700	128,721
Sun Art Retail Group, Ltd. (a)(b)	1,287,500	516,896
Security Description	Shares	Value
Sun King Technology Group, Ltd.	192,000	$108,359
Sunac China Holdings, Ltd. (a)	1,538,000	2,323,877
Sunac Services Holdings, Ltd. (c)	315,000	321,210
Sungrow Power Supply Co., Ltd. Class A	115,353	2,644,808
Suning Universal Co., Ltd. Class A	369,100	273,384
Suning.com Co., Ltd. Class A (a)	287,500	186,270
Sunny Optical Technology Group Co., Ltd. (a)	509,100	16,103,031
Sunresin New Materials Co., Ltd. Class A	21,200	327,882
Sunward Intelligent Equipment Co., Ltd. Class A	246,200	374,388
Sunwoda Electronic Co., Ltd. Class A	106,300	704,761
Suzhou Anjie Technology Co., Ltd. Class A	130,200	348,685
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	151,500	645,639
Suzhou Good-Ark Electronics Co., Ltd. Class A	81,981	174,042
Suzhou Maxwell Technologies Co., Ltd. Class A	5,400	545,431
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,500	67,038
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	31,600	402,513
Synertone Communication Corp. (a)	10,880	278
Taiji Computer Corp., Ltd. Class A (a)	140,936	610,371
TAL Education Group ADR (a)	261,385	1,027,243
Tangrenshen Group Co., Ltd. Class A	258,200	303,309
Tangshan Jidong Cement Co., Ltd. Class A	1,000	1,881
TBEA Co., Ltd. Class A	99,200	330,248
TCL Electronics Holdings, Ltd.	52,000	27,013
TCL Technology Group Corp Class A (a)	923,400	895,948
Tech-Bank Food Co., Ltd. Class A	360,220	364,806
Telling Telecommunication Holding Co., Ltd. Class A	51,300	148,760
Tencent Holdings, Ltd.	4,015,020	235,247,635
Tencent Music Entertainment Group ADR (a)	323,062	2,212,975

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Thunder Software Technology Co., Ltd. Class A	19,500	$424,464
Tian Ge Interactive Holdings, Ltd. (c)	70,000	7,093
Tianfeng Securities Co., Ltd. Class A (a)	535,530	341,072
Tiangong International Co., Ltd. (b)	280,000	171,312
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	23,800	162,059
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	143,800	159,877
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	248,100	1,628,887
Tianli Education International Holdings, Ltd.	199,000	48,753
Tianma Microelectronics Co., Ltd. Class A	111,700	228,703
Tianneng Power International, Ltd. (b)	288,000	304,760
Tianshan Aluminum Group Co., Ltd. Class A	180,900	231,848
Tianshui Huatian Technology Co., Ltd. Class A	178,300	356,373
Tibet Summit Resources Co., Ltd. Class A	53,900	319,210
Tingyi Cayman Islands Holding Corp.	2,127,020	4,370,645
Titan Wind Energy Suzhou Co., Ltd. Class A	502,489	1,532,188
Tofflon Science & Technology Group Co., Ltd. Class A	13,400	106,500
Toly Bread Co., Ltd. Class A	7,560	33,764
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	10,749
Tongcheng Travel Holdings, Ltd. (a)	383,600	710,489
TongFu Microelectronics Co., Ltd. Class A	101,644	310,572
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	76,700	89,738
Tongwei Co., Ltd. Class A	293,800	2,077,236
Topchoice Medical Corp. Class A (a)	29,500	923,172
Topsec Technologies Group, Inc. Class A	241,000	726,519
Topsports International Holdings, Ltd. (c)	679,000	687,161
Transfar Zhilian Co., Ltd. Class A	139,800	191,264
TravelSky Technology, Ltd. Class H	1,329,514	2,237,372
Trigiant Group, Ltd. (a)	22,000	1,637
Trip.com Group, Ltd. ADR (a)	323,038	7,953,196
Security Description	Shares	Value
Tsingtao Brewery Co., Ltd. Class A	162,144	$2,524,317
Tsingtao Brewery Co., Ltd. Class H	274,000	2,565,576
Tuya, Inc. ADR (a)	30,252	189,075
UE Furniture Co., Ltd. Class A	421,787	819,158
Unigroup Guoxin Microelectronics Co., Ltd. Class A (a)	38,400	1,358,694
Uni-President China Holdings, Ltd.	145,000	140,605
Unisplendour Corp., Ltd. Class A	162,876	585,263
Universal Health International Group Holding, Ltd. (a)	6,900	139
Universal Scientific Industrial Shanghai Co., Ltd. Class A (a)	141,400	357,111
Up Fintech Holding, Ltd. ADR (a)(b)	60,268	295,916
Uxin, Ltd. ADR (a)(b)	99,306	156,903
Valiant Co., Ltd. Class A	272,500	1,013,029
Vatti Corp., Ltd. Class A	129,900	129,919
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	35,000	132,884
Vipshop Holdings, Ltd. ADR (a)	276,065	2,318,946
Virscend Education Co., Ltd. (b)(c)	131,000	7,729
Visionox Technology, Inc. Class A (a)	113,600	165,781
Visual China Group Co., Ltd. Class A (a)	143,800	540,461
Viva Biotech Holdings (c)	413,500	249,809
Vnet Group, Inc. ADR (a)	54,938	496,090
Walvax Biotechnology Co., Ltd. Class A	113,700	1,004,858
Wanda Hotel Development Co., Ltd. (a)	724,000	29,252
Wangneng Environment Co., Ltd. Class A (a)	126,910	344,664
Wanhua Chemical Group Co., Ltd. Class A	133,500	2,120,364
Want Want China Holdings, Ltd.	5,541,976	5,089,664
Wasu Media Holding Co., Ltd. Class A	234,700	312,242
Weibo Corp. ADR (a)	30,332	939,685
Weichai Power Co., Ltd. Class A	1,369,088	3,851,673
Weichai Power Co., Ltd. Class H	948,000	1,855,557
Weimob, Inc. (a)(b)(c)	1,145,000	1,158,761
Wellhope Foods Co., Ltd. Class A	220,000	354,267
Wens Foodstuffs Group Co., Ltd. Class A	47,400	143,563

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
West China Cement, Ltd. (a)	2,498,000	$445,368
Western Superconducting Technologies Co., Ltd. Class A (a)	15,953	243,194
Westone Information Industry, Inc. Class A	27,100	238,396
Will Semiconductor Co., Ltd. Shanghai Class A	44,966	2,197,511
Wingtech Technology Co., Ltd. Class A	85,572	1,739,955
Winning Health Technology Group Co., Ltd. Class A	190,700	502,612
Wisdom Sports Group (a)	50,000	994
Wolong Electric Group Co., Ltd. Class A (a)	136,400	392,316
Wuhan DR Laser Technology Corp., Ltd. Class A	13,160	529,583
Wuhan Guide Infrared Co., Ltd. Class A	376,034	1,431,626
Wuhan Jingce Electronic Group Co., Ltd. Class A	13,700	156,044
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	275,830	1,172,019
Wuliangye Yibin Co., Ltd. Class A	244,475	8,560,210
WUS Printed Circuit Kunshan Co., Ltd. Class A	165,750	432,161
WuXi AppTec Co., Ltd. Class A	269,699	5,029,196
WuXi AppTec Co., Ltd. Class H (c)	193,500	3,350,628
Wuxi Biologics Cayman, Inc. (a)(c)	2,173,000	25,795,717
Wuxi Boton Technology Co., Ltd. Class A	33,900	146,869
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	40,900	478,331
Wuxi Shangji Automation Co., Ltd. Class A	21,200	556,683
Wuxi Taiji Industry Co., Ltd. Class A	113,100	143,708
X Financial ADR (a)(b)	36,822	110,834
XD, Inc. (a)(b)	141,000	714,377
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)(b)(c)	202,000	157,790
Xiamen International Port Co., Ltd. Class H (a)	26,000	2,868
Xiamen Jihong Technology Co., Ltd. Class A	27,000	90,141
Xiamen Kingdomway Group Co. Class A	113,700	560,181
Xiangcai Co., Ltd. Class A	66,400	105,671
Xiangpiaopiao Food Co., Ltd. Class A	3,700	9,542
Security Description	Shares	Value
Xiaomi Corp. Class B (a)(c)	10,256,400	$24,863,841
Xilinmen Furniture Co., Ltd. Class A	122,000	748,801
Xinchen China Power Holdings, Ltd. (a)	661,000	61,892
Xinhua Winshare Publishing & Media Co., Ltd. Class A	170,600	243,329
Xinhuanet Co., Ltd. Class A	93,300	348,607
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	532,300	1,378,662
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	31,743
Xinjiang Tianshan Cement Co., Ltd. Class A	131,800	317,321
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (a)	427,000	66,819
Xinte Energy Co., Ltd. Class H (a)(b)	139,600	258,562
Xinyangfeng Agricultural Technology Co., Ltd. Class A	298,800	793,630
Xinyi Solar Holdings, Ltd.	2,864,876	4,857,902
XPeng, Inc. ADR (a)	198,730	10,002,081
Xtep International Holdings, Ltd. (b)	709,000	1,182,227
Xunlei, Ltd. ADR (a)	57,813	116,204
Yadea Group Holdings, Ltd. (c)	620,000	1,208,779
YaGuang Technology Group Co., Ltd. Class A	36,200	51,633
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (a)(c)	6,500	10,788
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	41,000	433,143
Yankuang Energy Group Co., Ltd. Class H (b)	1,827,746	3,633,783
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	351,612	872,526
Yantai Eddie Precision Machinery Co., Ltd. Class A	267,729	1,343,897
Yantai Tayho Advanced Materials Co., Ltd. Class A	242,000	746,278
Yantai Zhenghai Bio-tech Co., Ltd.	3,950	41,475
Yatsen Holding, Ltd. ADR (a)(b)	140,869	302,868
Yeahka, Ltd. (a)(b)	136,400	451,383
Yealink Network Technology Corp., Ltd. Class A	20,645	264,432
Yestar Healthcare Holdings Co., Ltd.	22,500	3,319

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
YGSOFT, Inc. Class A (a)	634,568	$991,910
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	74,000	57,899
Yidu Tech, Inc. (a)(b)(c)	236,600	638,820
Yifeng Pharmacy Chain Co., Ltd. Class A	61,724	534,924
Yihai International Holding, Ltd. (b)	250,000	1,155,997
Yijiahe Technology Co., Ltd. Class A (a)	21,520	254,218
Yip's Chemical Holdings, Ltd.	10,000	5,631
Yixin Group, Ltd. (a)(c)	71,500	11,189
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	205,296
Yonghui Superstores Co., Ltd. Class A	520,200	331,309
YongXing Special Materials Technology Co., Ltd. Class A	20,500	477,180
Yonyou Network Technology Co., Ltd. Class A	309,670	1,747,267
Yotrio Group Co., Ltd. Class A	778,030	436,790
Youdao, Inc. ADR (a)(b)	18,147	226,475
Youngy Co., Ltd. Class A (a)	17,200	352,031
Youzu Interactive Co., Ltd. Class A (a)	160,600	384,891
YTO Express Group Co., Ltd. Class A (a)	267,600	701,924
Yuexiu Property Co., Ltd.	2,064,000	1,818,770
Yuexiu Transport Infrastructure, Ltd.	1,258	745
Yum China Holdings, Inc.	273,815	13,646,940
Yunda Holding Co., Ltd. Class A	293,488	944,286
Yunnan Aluminium Co., Ltd. Class A (a)	133,600	234,675
Yunnan Baiyao Group Co., Ltd. Class A (a)	26,500	436,107
Yunnan Energy New Material Co., Ltd. Class A	36,683	1,444,465
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	42,100	79,446
Yunnan Tin Co., Ltd. Class A (a)	54,400	167,074
Yusys Technologies Co., Ltd. Class A (a)	28,320	106,439
Zai Lab, Ltd. ADR (a)	46,491	2,921,959
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	15,400	1,058,666
Zhaojin Mining Industry Co., Ltd. Class H	141,000	120,449
Zhefu Holding Group Co., Ltd. Class A	1,132,500	1,268,020
Security Description	Shares	Value
Zhejiang Century Huatong Group Co., Ltd. Class A	280,300	$369,822
Zhejiang Chint Electrics Co., Ltd. Class A (a)	59,700	505,930
Zhejiang Communications Technology Co., Ltd. (a)	252,200	221,303
Zhejiang Crystal-Optech Co., Ltd. Class A	260,900	713,479
Zhejiang Dahua Technology Co., Ltd. Class A	121,700	449,362
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	441,748
Zhejiang Expressway Co., Ltd. Class H	3,160,906	2,817,785
Zhejiang HangKe Technology, Inc. Co. Class A	12,766	215,970
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	181,600	235,316
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	31,500	107,294
Zhejiang Huayou Cobalt Co., Ltd. Class A	58,000	1,006,122
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	115,100	209,419
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	20,720	161,712
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	127,100	1,389,115
Zhejiang Jingu Co., Ltd. Class A (a)	278,300	384,251
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A (a)	146,520	219,122
Zhejiang Jinke Culture Industry Co., Ltd. Class A	249,500	217,757
Zhejiang Juhua Co., Ltd. Class A (a)	252,300	512,214
Zhejiang Longsheng Group Co., Ltd. Class A	159,700	317,187
Zhejiang Meida Industrial Co., Ltd. Class A	116,200	317,039
Zhejiang NHU Co., Ltd. Class A	153,240	749,928
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	360,921	250,866
Zhejiang Orient Gene Biotech Co., Ltd. Class A	3,735	135,385
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	82,155	326,860
Zhejiang Semir Garment Co., Ltd. Class A (a)	128,700	156,446

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	14,697	$150,228
Zhejiang Supor Co., Ltd. Class A	24,277	237,614
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A (a)	16,560	125,911
Zhejiang Weiming Environment Protection Co., Ltd. Class A	217,570	1,249,846
Zhejiang Weixing New Building Materials Co., Ltd. Class A	109,300	418,015
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	4,200	37,845
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	146,900	304,932
Zhejiang Yasha Decoration Co., Ltd. Class A	864,425	1,018,162
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	159,560	1,284,951
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (b)	123,800	130,210
Zheshang Securities Co., Ltd. Class A	132,500	274,624
Zhihu, Inc. ADR (a)(b)	40,904	226,608
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	248,300	863,093
Zhongfu Information, Inc. Class A	21,600	154,042
Zhongji Innolight Co., Ltd. Class A	14,400	96,241
Zhongsheng Group Holdings, Ltd.	193,000	1,505,124
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)	36,500	27,528
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	553,925	3,207,895
Zhuzhou Hongda Electronics Corp., Ltd. Class A	7,800	122,733
Zhuzhou Kibing Group Co., Ltd. Class A	51,800	139,294
Zijin Mining Group Co., Ltd. Class A	517,800	789,844
Zijin Mining Group Co., Ltd. Class H	5,368,568	6,390,251
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	1,178,400	1,328,678
ZTE Corp. Class H (a)	1,072,745	2,937,689
Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR	343,844	$9,703,278
		1,974,380,939
COLOMBIA — 0.3%
Banco Davivienda SA Preference Shares (a)	161,251	1,259,897
Banco de Bogota SA	43,116	743,672
Bancolombia SA ADR	78,799	2,489,260
Bancolombia SA	217,502	1,854,378
Bolsa de Valores de Colombia	189,763	460,420
Celsia SA ESP	108,489	111,528
Cementos Argos SA	152,611	229,104
Cementos Argos SA Preference Shares	167,344	171,044
Constructora Conconcreto SA (a)	136,137	9,700
Corp. Financiera Colombiana SA (a)	84,737	595,449
Ecopetrol SA	2,094,211	1,384,135
Empresa de Telecomunicaciones de Bogota (a)	3,791,796	177,013
Grupo Argos SA Preference Shares	172,609	394,414
Grupo Argos SA	52,706	175,471
Grupo Aval Acciones y Valores SA	2,577,515	667,494
Grupo de Inversiones Suramericana SA Preference Shares	86,526	473,023
Grupo de Inversiones Suramericana SA	85,951	633,545
Grupo Nutresa SA	80,117	563,772
Interconexion Electrica SA ESP	317,417	1,746,963
		14,140,282
CYPRUS — 0.0% (e)
Phoenix Vega Mezz PLC (a)	450,687	30,188
CZECH REPUBLIC — 0.3%
CEZ A/S	286,116	10,828,254
Komercni banka A/S	143,809	6,153,306
		16,981,560
EGYPT — 0.2%
Commercial International Bank Egypt SAE (a)	2,062,007	6,955,172
Egypt Kuwait Holding Co. SAE (a)	1,172,976	1,547,156
Egyptian Financial Group-Hermes Holding Co. (a)	1,212,759	1,143,282
Orascom Financial Holding SAE (a)	101,496	1,421
Orascom Investment Holding (a)	103,376	1,540

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Qalaa Holdings SAE (a)	706,133	$54,207
		9,702,778
GREECE — 0.3%
Alpha Services & Holdings SA (a)	624,397	764,739
Danaos Corp. (a)(b)	3,482	259,931
Diana Shipping, Inc.	4,341	16,886
Ellaktor SA (a)	599	885
Eurobank Ergasias Services & Holdings SA Class A (a)	2,549,854	2,584,787
FF Group (a)(f)	5,627	—
Fourlis Holdings SA (a)	176	771
GEK Terna Holding Real Estate Construction SA (a)	33,751	365,009
Hellenic Exchanges - Athens Stock Exchange SA (a)	177,620	749,381
Hellenic Telecommunications Organization SA (a)	146,683	2,711,462
Holding Co. ADMIE IPTO SA	5,863	16,102
Intralot SA-Integrated Lottery Systems & Services (a)	1,130,217	906,124
JUMBO SA	60,234	863,076
LAMDA Development SA (a)	20,796	163,298
Marfin Investment Group Holdings SA (a)	1,802,270	59,642
Mytilineos SA (a)	181	3,114
National Bank of Greece SA (a)	256,953	856,751
Oceanpal,Inc. (a)	665	1,350
OPAP SA	207,524	2,942,873
Piraeus Financial Holdings SA (a)	442,247	648,771
Public Power Corp. SA (a)	40,815	436,299
Safe Bulkers, Inc. (a)	110,386	416,155
Sarantis SA (a)	21,507	217,674
Star Bulk Carriers Corp.	44,384	1,006,185
Terna Energy SA	215	3,320
		15,994,585
HONG KONG — 0.5%
AGTech Holdings, Ltd. (a)	56,000	2,047
Alibaba Pictures Group, Ltd. (a)(b)	13,102,400	1,193,220
CA Cultural Technology Group, Ltd. (a)(b)	65,000	3,752
Chia Tai Enterprises International, Ltd. (a)	2,300	407
China Boton Group Co., Ltd. (a)(b)	180,000	95,815
China Fiber Optic Network System Group, Ltd. (a)(f)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	8,373
China Financial Leasing Group, Ltd. (a)	8,000	226
Security Description	Shares	Value
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,198,000	$863,584
China Huishan Dairy Holdings Co., Ltd. (a)(b)(f)	310,600	—
China Investment Fund Co., Ltd. (a)	488,000	205,308
China Jicheng Holdings, Ltd. (a)(c)	1,123	91
China National Culture Group, Ltd. (a)	23,000	531
China Vanguard You Champion Holdings, Ltd. (a)	70,000	1,508
Chongsing Holdings,Ltd. (a)(f)	2,281,618	—
Citychamp Watch & Jewellery Group, Ltd. (a)	2,492,000	489,047
Comba Telecom Systems Holdings, Ltd. (a)(b)	146,117	33,735
Concord New Energy Group, Ltd.	120,000	12,621
CP Pokphand Co., Ltd.	5,194,000	759,483
Crystal International Group, Ltd. (c)	37,500	12,602
Digital China Holdings, Ltd.	1,255,000	796,820
Eternity Investment, Ltd. (a)	40,574	973
Feiyu Technology International Co., Ltd. (a)(c)	19,500	1,013
First Shanghai Investments, Ltd. (a)	40,000	1,052
Fullshare Holdings, Ltd. (a)	3,619,500	50,604
Guotai Junan International Holdings, Ltd. (a)	1,298,000	179,808
Hengdeli Holdings, Ltd. (a)	15,765,600	576,324
Hi Sun Technology China, Ltd. (a)(b)	225,000	29,726
Hua Yin International Holdings, Ltd. (a)(b)	3,835,000	309,897
Huabao International Holdings, Ltd. (b)	833,651	1,539,778
Huayi Tencent Entertainment Co., Ltd. (a)(b)	110,000	3,034
Huiyuan Juice Group, Ltd. (f)	188,500	—
Imperial Pacific International Holdings, Ltd. (a)	1,043,500	11,912
IRC, Ltd. (a)	6,042,000	175,146
Kingboard Laminates Holdings, Ltd.	660,000	1,122,533
Life Healthcare Group Ltd/HK (a)	8,800	110
Neo Telemedia, Ltd. (a)	8,928,000	241,628
New Provenance Everlasting Holdings, Ltd. Class H (a)	5,858,030	11,271
Nine Dragons Paper Holdings, Ltd. (a)	2,430,735	2,609,604
Nissin Foods Co., Ltd. (a)(b)	42,000	32,161

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Pou Sheng International Holdings, Ltd. (a)	1,304,000	$190,675
REAL NUTRI (a)(f)	199,000	—
SIM Technology Group, Ltd. (a)	4,560,000	263,202
Sino Biopharmaceutical, Ltd.	8,451,000	5,918,508
Skyworth Group, Ltd.	1,013,992	710,131
Solargiga Energy Holdings, Ltd. (a)	5,885,000	313,261
Solartech International Holdings, Ltd. (a)	1,000,000	8,979
SSY Group, Ltd. (a)(b)	199,740	102,992
Suncorp Technologies, Ltd. (a)	242,500	11,975
Tech Pro Technology Development, Ltd. (a)(b)(f)	484,000	—
Tibet Water Resources, Ltd. (a)	67,000	4,898
TROOPS, Inc. (a)(b)	26,370	129,477
United Energy Group, Ltd.	5,450,000	454,382
United Laboratories International Holdings, Ltd.	168,000	93,952
Untrade MH Development NPV (b)(f)	106,000	—
Vision Values Holdings, Ltd. (a)	90,000	2,309
Wasion Holdings, Ltd.	24,000	10,559
WH Group, Ltd. (c)	5,064,221	3,176,384
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	6,285
Xinyi Glass Holdings, Ltd.	2,219,874	5,552,319
		28,326,032
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	538,805	4,189,429
OTP Bank Nyrt	189,936	9,728,325
Richter Gedeon Nyrt (a)	159,600	4,296,562
		18,214,316
INDIA — 16.1%
Aarti Drugs, Ltd. (a)	11,579	84,877
Aarti Industries, Ltd.	98,586	1,332,328
Aavas Financiers, Ltd. (a)	14,709	517,645
Acrysil, Ltd.	21,316	235,353
Adani Enterprises, Ltd.	165,616	3,808,567
Adani Green Energy, Ltd. (a)	278,921	4,991,342
Adani Ports & Special Economic Zone, Ltd.	529,246	5,199,502
Adani Power, Ltd. (a)	653,019	875,838
Adani Total Gas, Ltd.	173,413	4,016,680
Adani Transmission, Ltd. (a)	183,738	4,302,919
Aditya Birla Capital, Ltd. GDR (a)	285	476
Aditya Birla Fashion & Retail, Ltd. (a)	193,458	708,529
AIA Engineering, Ltd.	17,170	432,497
Ajanta Pharma, Ltd.	5,757	173,134
Security Description	Shares	Value
Alembic Pharmaceuticals, Ltd.	18,334	$197,779
Alkem Laboratories, Ltd.	5,075	247,419
Alkyl Amines Chemicals	1,771	84,522
Alok Industries, Ltd. (a)	1,883,310	652,382
Ambuja Cements, Ltd.	214,547	1,089,538
Amtek Auto, Ltd. (a)(f)	25,821	—
Anant Raj Global, Ltd. (a)	945,578	634,111
Anant Raj, Ltd.	1,002,803	1,043,467
ANDHRA SUGARS LTD COMMON STOCK INR2.0	67,560	122,695
Angel One, Ltd.	11,313	179,894
APL Apollo Tubes, Ltd. (a)	121,567	1,635,052
Apollo Hospitals Enterprise, Ltd. (a)	98,693	6,656,126
Ashapura Minechem, Ltd.	134,966	179,021
Ashok Leyland, Ltd.	764,456	1,259,256
Asian Paints, Ltd.	271,520	12,356,636
Astral, Ltd.	16,289	500,006
AstraZeneca Pharma India, Ltd.	37,718	1,572,056
Atul, Ltd.	7,589	922,811
AU Small Finance Bank, Ltd. (a)(c)	79,006	1,101,621
Aurobindo Pharma, Ltd.	321,850	3,179,505
Avanti Feeds, Ltd.	27,292	207,345
Avenue Supermarts, Ltd. (a)(c)	99,875	6,276,411
Axis Bank, Ltd. (a)	1,575,830	14,384,477
Azure Power Global, Ltd. (a)(b)	21,891	397,322
Bajaj Auto, Ltd.	55,467	2,424,491
Bajaj Finance, Ltd.	188,895	17,730,081
Bajaj Finserv, Ltd.	30,482	6,727,509
Bajaj Hindusthan Sugar, Ltd. (a)	1,350,318	275,202
Bajaj Holdings & Investment, Ltd.	16,195	1,183,444
Balaji Amines, Ltd.	1,698	77,888
Balkrishna Industries, Ltd.	46,973	1,468,166
Balrampur Chini Mills, Ltd.	525,721	2,599,055
Bandhan Bank, Ltd. (c)	631,887	2,148,066
Barbeque Nation Hospitality, Ltd. (a)	6,469	125,145
BASF India, Ltd.	7,755	316,217
Bata India, Ltd.	6,271	157,894
Bayer CropScience, Ltd.	7,608	508,171
Berger Paints India, Ltd.	109,142	1,133,108
BF Investment, Ltd. (a)	173,932	753,188
Bharat Electronics, Ltd.	344,000	971,577
Bharat Forge, Ltd.	127,646	1,198,318
Bharat Heavy Electricals, Ltd. (a)	1,924,803	1,526,416
Bharat Petroleum Corp., Ltd. (a)	367,111	1,903,568
Bharti Airtel, Ltd. (a)	1,928,420	17,739,182
Biocon, Ltd. (a)	361,702	1,774,312

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Birlasoft, Ltd. (a)	195,353	$1,431,464
Bombay Dyeing & Manufacturing Co., Ltd.	120,276	177,496
Bosch, Ltd. (a)	1,587	369,772
Brightcom Group, Ltd.	446,886	1,077,002
Britannia Industries, Ltd.	153,121	7,427,854
Cadila Healthcare, Ltd.	91,385	593,964
Camlin Fine Sciences, Ltd. (a)	65,257	114,211
Can Fin Homes, Ltd. (a)	90,611	674,015
Caplin Point Laboratories, Ltd.	70,494	813,848
Carborundum Universal, Ltd.	8,716	115,100
CARE Ratings, Ltd.	21,095	175,731
Castrol India, Ltd.	227,753	376,240
Central Bank of India, Ltd. (a)	376,452	107,615
CG Power & Industrial Solutions, Ltd. (a)	449,988	1,177,701
Chalet Hotels, Ltd. (a)	62,272	180,779
Cholamandalam Investment & Finance Co., Ltd.	236,799	1,657,754
Cipla, Ltd.	605,177	7,686,051
City Union Bank, Ltd.	78,070	141,414
Coal India, Ltd.	698,820	1,372,997
Coforge, Ltd.	23,605	1,870,458
Colgate-Palmolive India, Ltd.	29,043	578,745
Computer Age Management Services, Ltd.	1,988	71,301
Container Corp. Of India, Ltd.	76,782	634,775
CORE Education & Technologies, Ltd. (a)(f)	9,253	—
Coromandel International, Ltd.	50,808	516,756
CreditAccess Grameen, Ltd. (a)	33,449	269,016
CRISIL, Ltd.	5,705	221,371
Crompton Greaves Consumer Electricals, Ltd.	128,199	754,425
Cummins India, Ltd.	24,644	312,229
Dabur India, Ltd.	385,928	3,011,443
Dalmia Bharat, Ltd.	14,097	350,435
DCB Bank, Ltd.	1,238,827	1,309,894
DCM Shriram, Ltd. (a)	22,708	292,771
Deepak Fertilisers & Petrochemicals Corp., Ltd.	17,461	87,498
Deepak Nitrite, Ltd.	87,529	2,932,169
Delta Corp., Ltd.	146,835	511,997
Dhani Services, Ltd. (a)	244,241	544,104
Dilip Buildcon, Ltd. (c)	15,631	93,100
Dish TV India, Ltd. (a)	1,492,609	370,463
Dishman Carbogen Amcis, Ltd. (a)	107,090	290,359
Divi's Laboratories, Ltd.	75,996	4,782,692
Dixon Technologies India, Ltd.	21,182	1,569,950
DLF, Ltd.	172,660	906,901
Dr Lal PathLabs, Ltd. (c)	19,064	980,248
Security Description	Shares	Value
Dr Reddy's Laboratories, Ltd. ADR	120,780	$7,900,220
DRC Systems India Pvt, Ltd. (a)	1,029	5,597
Dwarikesh Sugar Industries, Ltd.	108,698	104,405
Easy Trip Planners, Ltd.	36,081	261,741
Edelweiss Financial Services, Ltd.	364,919	353,453
Educomp Solutions, Ltd. (a)	434,981	35,402
Eicher Motors, Ltd. (a)	77,850	2,714,437
EID Parry India, Ltd.	37,559	228,050
Emami, Ltd.	43,182	301,490
Embassy Office Parks REIT	19,560	89,367
Endurance Technologies, Ltd. (c)	9,873	224,958
EPL ,Ltd.	77,897	217,179
Equitas Holdings, Ltd.	67,928	101,295
Era Infra Engineering, Ltd. (a)(f)	2,941	—
Escorts, Ltd.	45,647	1,172,068
Exide Industries, Ltd.	82,364	186,532
FDC, Ltd. (a)	167,107	683,843
Federal Bank, Ltd.	366,365	409,067
Fine Organic Industries, Ltd.	6,542	326,846
Finolex Industries, Ltd.	92,477	257,518
Firstsource Solutions, Ltd.	38,186	94,058
Fortis Healthcare, Ltd. (a)	457,810	1,830,978
Future Consumer, Ltd. (a)	2,053,568	207,192
Future Lifestyle Fashions, Ltd. (a)	335,697	229,862
Future Retail, Ltd. (a)	292,112	200,215
GAIL India, Ltd.	2,457,735	4,271,697
Gammon India, Ltd. (a)(f)	139,302	—
Gateway Distriparks, Ltd.	324,225	1,213,843
Gitanjali Gems, Ltd. (a)(f)	3,573	—
Gland Pharma, Ltd. (a)(c)	10,233	531,992
GlaxoSmithKline Pharmaceuticals, Ltd.	1,687	39,866
Glenmark Pharmaceuticals, Ltd.	75,939	539,950
Godawari Power and Ispat, Ltd.	40,450	150,975
Godrej Consumer Products, Ltd.	170,534	2,221,499
Godrej Industries, Ltd. (a)	471,266	3,983,236
Godrej Properties, Ltd. (a)	28,765	724,314
Granules India, Ltd. (a)	349,519	1,580,780
Graphite India, Ltd.	75,662	518,031
Grasim Industries, Ltd. GDR	209	4,556
Grasim Industries, Ltd.	173,147	3,778,641
GTL Infrastructure, Ltd. (a)	6,603,690	186,556
GTL, Ltd. (a)	532,145	178,609
Gujarat Fluorochemicals, Ltd. (a)	8,067	262,068
Gujarat Gas, Ltd.	85,226	727,857
Gujarat NRE Coke, Ltd. (a)(f)	25,505	—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Gujarat Pipavav Port, Ltd. (a)	18,605	$24,978
Gujarat State Petronet, Ltd.	89,748	356,345
GVK Power & Infrastructure, Ltd. (a)	4,229,488	142,243
Happiest Minds Technologies, Ltd.	15,171	264,620
Havells India, Ltd.	170,824	3,210,319
HCL Technologies, Ltd.	970,054	17,213,790
HDFC Asset Management Co., Ltd. (c)	9,631	316,919
HDFC Bank, Ltd.	196,273	3,906,151
HDFC Life Insurance Co., Ltd. (c)	537,572	4,697,341
HEG, Ltd.	20,860	501,761
Hemisphere Properties India, Ltd. (a)	129,294	222,286
Hero MotoCorp, Ltd.	149,028	4,936,014
HFCL, Ltd.	495,708	525,479
Himadri Speciality Chemical, Ltd.	291,796	177,231
Himatsingka Seide, Ltd.	44,549	150,693
Hindalco Industries, Ltd.	892,846	5,711,834
Hindustan Aeronautics, Ltd.	6,673	108,678
Hindustan Construction Co., Ltd. (a)	3,282,960	735,331
Hindustan Oil Exploration Co., Ltd. (a)	65,449	160,639
Hindustan Petroleum Corp., Ltd.	267,849	1,053,406
Hindustan Unilever, Ltd.	670,502	21,288,376
Hindustan Zinc, Ltd.	30,188	128,654
Hle Glascoat, Ltd. (a)	1,553	122,100
Honeywell Automation India, Ltd.	847	480,507
Housing Development & Infrastructure, Ltd. (a)	94,529	7,058
Housing Development Finance Corp., Ltd.	1,314,702	45,744,014
ICICI Bank, Ltd. ADR	1,697,112	33,585,846
ICICI Lombard General Insurance Co., Ltd. (c)	136,234	2,568,053
ICICI Prudential Life Insurance Co., Ltd. (c)	147,862	1,115,495
ICICI Securities, Ltd. (c)	58,448	622,530
IDFC First Bank, Ltd. (a)	433,647	282,056
IDFC, Ltd. (a)	245,378	207,960
IFB Industries, Ltd. (a)	10,669	161,429
IFCI, Ltd. (a)	1,087,620	237,757
IIFL Finance, Ltd. (a)	70,917	266,551
IIFL Securities, Ltd.	55,814	68,401
IIFL Wealth Management, Ltd.	7,546	144,112
India Cements, Ltd.	260,649	674,101
Indiabulls Housing Finance, Ltd.	205,629	603,037
Indiabulls Real Estate, Ltd. (a)	331,243	702,718
Security Description	Shares	Value
IndiaMart InterMesh, Ltd. (c)	3,678	$320,441
Indian Energy Exchange, Ltd. (c)	168,514	573,081
Indian Hotels Co., Ltd.	1,337,565	3,252,341
Indian Oil Corp., Ltd.	801,874	1,202,774
Indian Overseas Bank (a)	371,379	101,668
Indian Railway Catering & Tourism Corp., Ltd. (a)	67,970	760,524
Indo Count Industries, Ltd.	46,904	157,744
Indraprastha Gas, Ltd.	195,794	1,238,995
Indus Towers, Ltd.	549,149	1,834,298
IndusInd Bank, Ltd.	84,115	1,004,992
Infibeam Avenues, Ltd.	953,066	515,409
Info Edge India, Ltd.	50,452	3,784,936
Infosys, Ltd. ADR	2,597,331	65,738,448
Inox Wind, Ltd. (a)	126,357	196,669
Intellect Design Arena, Ltd. (a)	97,650	975,046
InterGlobe Aviation, Ltd. (a)(c)	32,442	880,511
IOL Chemicals & Pharmaceuticals, Ltd. (a)	12,326	80,130
Ipca Laboratories, Ltd.	38,364	1,118,267
IRB Infrastructure Developers, Ltd. (a)	43,734	133,787
ITC, Ltd.	1,287,678	3,777,167
ITC, Ltd. GDR	57,280	168,019
IVRCL, Ltd. (a)(f)	5,304,684	14,272
Jain Irrigation Systems, Ltd. (a)	459,145	256,948
Jaiprakash Associates, Ltd. (a)	1,534,126	205,346
Jaiprakash Power Ventures, Ltd. (a)	7,525,678	627,683
JB Chemicals & Pharmaceuticals, Ltd.	12,048	288,446
Jet Airways India, Ltd. (a)	176,719	213,126
Jindal Saw, Ltd. (a)	141,224	187,797
Jindal Stainless, Ltd. (a)	106,469	283,877
Jindal Steel & Power, Ltd. (a)	199,592	1,012,920
JK Cement, Ltd. (a)	6,957	318,095
JK Paper, Ltd.	31,266	86,266
JM Financial, Ltd.	139,353	139,474
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	3,571	94,896
JSW Energy, Ltd.	197,483	798,320
JSW Ispat Special Products, Ltd. (a)	10,480	4,885
JSW Steel, Ltd.	483,855	4,269,616
Jubilant Foodworks, Ltd.	64,433	3,112,710
Jubilant Ingrevia, Ltd.	50,180	387,274
Jubilant Pharmova, Ltd.	54,296	428,462
Just Dial, Ltd. (a)	15,996	175,818
Kansai Nerolac Paints, Ltd.	10,434	82,983
KEI Industries, Ltd.	141,851	2,228,931
Kiri Industries, Ltd. (a)	15,398	100,805

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Kirloskar Ferrous Industries, Ltd.	30,861	$88,055
Kotak Mahindra Bank, Ltd.	743,851	17,972,948
KPIT Technologies, Ltd.	162,179	1,337,281
L&T Finance Holdings, Ltd. (a)	90,021	94,095
L&T Technology Services, Ltd. (c)	16,359	1,232,157
Lanco Infratech, Ltd. (a)(f)	15,749,074	—
Larsen & Toubro Infotech, Ltd. (c)	7,403	730,185
Larsen & Toubro, Ltd. GDR	681,947	17,355,551
Laurus Labs, Ltd. (c)	149,864	1,086,447
Laxmi Organic Industries, Ltd.	20,341	118,252
Lemon Tree Hotels, Ltd. (a)(c)	289,667	181,588
LIC Housing Finance, Ltd.	276,942	1,377,154
Linde India, Ltd.	25,857	865,203
Lupin, Ltd.	168,485	2,154,916
LUX Industries, Ltd.	44,724	2,219,425
Macrotech Developers, Ltd. (a)	17,574	291,629
Mahanagar Gas, Ltd.	7,718	89,597
Mahanagar Telephone Nigam, Ltd. (a)	555,433	266,375
Mahindra & Mahindra Financial Services, Ltd.	480,848	963,499
Mahindra & Mahindra, Ltd. GDR	876,190	9,944,757
Maithan Alloys, Ltd.	11,726	160,142
MakeMyTrip, Ltd. (a)(b)	30,800	853,468
Manappuram Finance, Ltd.	306,179	677,966
Manpasand Beverages, Ltd. (a)(f)	64,129	2,523
Marico, Ltd. (a)	131,946	909,955
Marksans Pharma, Ltd.	1,303,343	1,054,623
Maruti Suzuki India, Ltd.	119,517	11,940,261
Max Financial Services, Ltd. (a)	99,044	1,306,208
Max Healthcare Institute, Ltd. (a)	201,601	1,201,161
Max India, Ltd. - New Spun Off (a)	35,469	35,667
Metropolis Healthcare, Ltd. (c)	12,708	588,237
Minda Industries, Ltd.	70,867	1,167,696
Mindtree, Ltd.	50,922	3,274,434
Morepen Laboratories, Ltd. (a)	203,277	153,820
Motherson Sumi Systems, Ltd.	798,851	2,399,702
Mphasis, Ltd.	24,502	1,119,597
MRF, Ltd.	2,636	2,600,623
Multi Commodity Exchange of India, Ltd.	35,258	750,735
Muthoot Finance, Ltd.	61,805	1,243,531
Natco Pharma, Ltd.	5,054	61,506
Security Description	Shares	Value
National Aluminium Co., Ltd.	572,645	$778,054
Navin Fluorine International, Ltd.	31,940	1,799,684
NCC, Ltd.	288,870	273,382
Nestle India, Ltd.	20,937	5,550,207
Network18 Media & Investments, Ltd. (a)	226,172	275,201
NIIT, Ltd.	83,997	509,955
Nippon Life India Asset Management, Ltd. (c)	92,441	437,547
NMDC, Ltd.	351,862	630,965
NTPC, Ltd.	2,004,969	3,355,296
Oberoi Realty, Ltd.	34,884	404,423
Oil & Natural Gas Corp., Ltd. (a)	3,490,053	6,685,669
Olectra Greentech, Ltd. (a)	20,272	217,622
OnMobile Global, Ltd.	14,808	20,399
Opto Circuits India, Ltd. (a)	3,157,839	104,078
Oracle Financial Services Software, Ltd.	598	31,866
Orient Electric, Ltd.	90,028	455,071
Orissa Minerals Development Co. Ltd (a)	7,650	236,367
Page Industries, Ltd. (a)	3,949	2,147,351
Paisalo Digital, Ltd.	21,437	209,437
PC Jeweller, Ltd. (a)	170,816	61,928
Persistent Systems, Ltd. (a)	1,551	102,328
Petronet LNG, Ltd.	511,726	1,489,696
Pfizer, Ltd.	15,903	1,081,506
Phillips Carbon Black, Ltd.	65,259	212,934
Phoenix Mills, Ltd.	30,797	408,227
PI Industries, Ltd.	32,568	1,329,346
Pidilite Industries, Ltd.	103,978	3,444,875
Piramal Enterprises, Ltd.	63,037	2,242,040
PNB Housing Finance, Ltd. (c)	16,968	113,070
Poonawalla Fincorp, Ltd. (a)	98,216	289,684
Power Grid Corp. of India, Ltd.	1,703,382	4,683,773
Praj Industries, Ltd.	53,017	238,890
Prakash Industries, Ltd. (a)	254,708	186,742
Prestige Estates Projects, Ltd.	59,268	378,519
Prism Johnson, Ltd. (a)	114,087	199,288
Procter & Gamble Health, Ltd.	5,621	403,671
PS IT Infrastructure & Services, Ltd. (a)(f)	620,932	76,013
PTC India, Ltd.	806,102	1,182,547
Punj Lloyd, Ltd. (a)	739,833	39,313
Quess Corp., Ltd. (a)(c)	70,987	817,773
Radico Khaitan, Ltd.	106,889	1,777,490
Rain Industries, Ltd.	161,396	520,649
Rajesh Exports, Ltd.	131,315	1,302,716
Rallis India, Ltd.	89,195	328,771
RattanIndia Infrastructure, Ltd. (a)	575,935	368,794

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
RattanIndia Power, Ltd. (a)	5,165,207	$514,188
Raymond, Ltd. (a)	47,461	396,840
RBL Bank, Ltd. (a)(c)	225,211	385,220
REC, Ltd.	111,863	201,347
Redington India, Ltd.	243,996	475,449
REI Agro, Ltd. (a)(f)	1,873,023	—
Relaxo Footwears, Ltd.	39,400	696,139
Reliance Capital, Ltd.	991,464	191,395
Reliance Communications, Ltd. (a)	782,998	41,080
Reliance Industries, Ltd. GDR (a)(c)	1,112,034	71,114,574
Reliance Infrastructure, Ltd. (a)	305,054	393,959
Reliance Power, Ltd. (a)	2,299,658	420,731
Religare Enterprises, Ltd. (a)	99,535	176,747
Repco Home Finance, Ltd.	47,342	170,490
RITES, Ltd.	47,106	167,453
Rolta India, Ltd. (a)	1,542,553	168,085
Ruchi Soya Industries, Ltd. (a)	13,177	151,135
Sarda Energy & Minerals, Ltd. (a)	10,418	112,679
SBI Cards & Payment Services, Ltd. (a)	92,333	1,152,864
SBI Life Insurance Co., Ltd. (c)	146,474	2,356,647
Schneider Electric Infrastructure, Ltd. (a)	198,672	282,631
Sequent Scientific, Ltd.	743,609	1,610,047
Shankara Building Products, Ltd.	40,929	292,918
Sharda Cropchem, Ltd. (a)	21,540	102,635
Shilpa Medicare, Ltd.	88,929	640,149
Shree Cement, Ltd.	2,239	812,866
Shree Renuka Sugars, Ltd. (a)	769,556	311,091
Shriram Transport Finance Co., Ltd.	128,379	2,101,781
Siemens, Ltd.	250,680	7,963,114
Sintex Industries, Ltd. (a)	377,696	93,998
Sintex Plastics Technology, Ltd. (a)	51,239	9,512
Sobha, Ltd.	9,425	113,534
Solara Active Pharma Sciences, Ltd.	68,234	935,404
Srei Infrastructure Finance, Ltd. (a)	236,844	17,842
SRF, Ltd.	49,805	1,621,471
State Bank of India GDR	141,875	8,753,688
Steel Authority of India, Ltd.	794,506	1,145,763
Sterling and Wilson Renewable (a)	24,373	125,380
Sterlite Technologies, Ltd.	130,199	503,995
Strides Pharma Science, Ltd.	132,341	795,891
Subex, Ltd.	235,140	171,288
Security Description	Shares	Value
Sudarshan Chemical Industries	41,687	$312,783
Sumitomo Chemical India, Ltd.	26,235	136,247
Sun Pharma Advanced Research Co., Ltd. (a)	169,425	653,899
Sun Pharmaceutical Industries, Ltd.	1,046,884	11,910,164
Sun TV Network, Ltd.	100,059	673,156
Sundaram Finance, Ltd.	19,480	599,450
Sundram Fasteners, Ltd.	48,994	601,619
Supreme Industries, Ltd.	24,430	732,499
Suven Life Sciences, Ltd.	317,607	380,689
Suven Pharmaceuticals, Ltd. (a)	303,419	2,013,320
Suvidhaa Infoserve Pvt, Ltd. (a)	56,568	9,398
Suzlon Energy, Ltd. (a)	5,109,856	701,151
Swan Energy, Ltd. (a)	205,284	402,639
Symphony, Ltd.	14,546	195,651
TAKE Solutions, Ltd. (a)	169,285	111,360
Tata Communications, Ltd. (a)	132,622	2,612,721
Tata Consultancy Services, Ltd.	762,773	38,359,958
Tata Consumer Products, Ltd.	303,191	3,032,291
Tata Elxsi, Ltd.	37,483	2,958,880
Tata Motors, Ltd. ADR (a)(b)	325,827	10,455,788
Tata Power Co., Ltd. (a)	2,465,357	7,327,852
Tata Steel, Ltd.	471,591	7,051,123
Tata Teleservices Maharashtra, Ltd. (a)	479,276	1,330,433
TCNS Clothing Co., Ltd. (a)(c)	21,846	229,670
TeamLease Services, Ltd. (a)	13,727	768,990
Tech Mahindra, Ltd.	400,963	9,658,142
Tejas Networks, Ltd. (a)(c)	161,453	909,937
Thirumalai Chemicals, Ltd.	36,933	117,702
Thyrocare Technologies, Ltd. (c)	65,849	981,105
Tide Water Oil Co. India, Ltd.	10,522	209,702
Timken India, Ltd.	18,700	500,142
Titan Co., Ltd.	232,552	7,891,088
Torrent Pharmaceuticals, Ltd.	20,389	899,223
Torrent Power, Ltd.	26,148	194,714
Trent, Ltd.	100,943	1,446,201
Trident, Ltd.	1,203,381	863,655
Tube Investments of India, Ltd.	58,292	1,376,067
TV18 Broadcast, Ltd. (a)	297,305	179,377
TVS Motor Co., Ltd.	54,466	459,405
Ujjivan Financial Services, Ltd. (a)	70,333	124,750
UltraTech Cement, Ltd.	78,843	8,051,334
Unichem Laboratories, Ltd.	190,711	638,178
Unitech, Ltd. (a)	759,637	36,278

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
United Breweries, Ltd. (a)	69,635	$1,485,755
United Spirits, Ltd. (a)	308,121	3,723,243
UPL, Ltd. (a)	333,024	3,347,011
Usha Martin, Ltd. (a)	195,424	236,868
VA Tech Wabag, Ltd. (a)	80,927	336,943
Vaibhav Global, Ltd. (a)	83,630	661,800
Vakrangee, Ltd.	427,696	253,445
Varun Beverages, Ltd.	22,382	267,462
Vedanta, Ltd.	663,687	3,046,318
Venky's India, Ltd.	11,400	409,015
Videocon Industries, Ltd. (a)(f)	1,170,924	57,888
Vinati Organics, Ltd. (a)	8,360	223,587
VIP Industries, Ltd. (a)	65,555	475,068
V-Mart Retail, Ltd. (a)	17,199	864,211
Vodafone Idea, Ltd. (a)	5,943,551	1,227,318
Voltas, Ltd. (a)	23,986	393,385
VST Industries, Ltd.	18,599	793,118
Welspun Corp., Ltd.	91,515	219,691
Welspun India, Ltd.	163,609	320,238
Westlife Development, Ltd. (a)	65,184	493,118
Whirlpool of India, Ltd.	5,027	119,140
Wipro, Ltd. ADR	1,346,481	13,141,655
WNS Holdings, Ltd. ADR (a)	26,692	2,354,768
Wockhardt, Ltd. (a)	89,629	497,787
Yaari Digital Integrated Services, Ltd. (a)	29,442	35,864
Yes Bank, Ltd. (a)	816,899	150,554
Zee Entertainment Enterprises, Ltd. (a)	543,998	2,347,656
Zensar Technologies, Ltd.	52,511	368,425
		899,761,706
INDONESIA — 1.8%
Alam Sutera Realty Tbk PT (a)	8,650,400	98,324
Aneka Tambang Tbk (a)	1,943,600	306,830
Astra International Tbk PT	19,323,451	7,728,025
Bank Aladin Syariah Tbk PT (a)	479,800	77,091
Bank Artha Graha Internasional Tbk PT (a)	9,247,600	82,403
Bank BTPN Syariah Tbk PT (a)	570,900	143,401
Bank Central Asia Tbk PT	45,983,198	23,552,173
Bank Danamon Indonesia Tbk PT	3,072,518	506,607
Bank Ganesha Tbk PT (a)	9,825,000	168,202
Bank Ina Perdana PT (a)	359,000	95,968
Bank Jago Tbk PT (a)	1,978,800	2,221,421
Bank Mandiri Persero Tbk PT	18,284,869	9,012,538
Bank MNC Internasional Tbk PT (a)	9,100,000	118,758
Bank Negara Indonesia Persero Tbk PT	2,326,600	1,101,880
Bank Neo Commerce Tbk PT	1,208,500	223,003
Security Description	Shares	Value
Bank Permata Tbk PT (a)	207,270	$22,323
Bank Rakyat Indonesia Persero Tbk PT	55,015,805	15,864,933
Bank Raya Indonesia Tbk PT (a)	1,538,307	195,358
Bank Syariah Indonesia Tbk PT (a)	695,700	86,886
Barito Pacific Tbk PT	27,148,220	1,628,607
Bekasi Fajar Industrial Estate Tbk PT (a)	5,494,000	43,173
Bumi Resources Minerals Tbk PT (a)	33,804,300	275,131
Bumi Resources Tbk PT (a)	2,308,400	10,852
Bumi Serpong Damai Tbk PT (a)	4,567,900	323,703
Chandra Asri Petrochemical Tbk PT (a)	73,014	37,525
Charoen Pokphand Indonesia Tbk PT	5,025,200	2,097,873
Ciputra Development Tbk PT	7,127,652	485,095
Citra Marga Nusaphala Persada Tbk PT (a)	1,866,541	261,925
Digital Mediatama Maxima Tbk PT (a)	435,400	83,093
Elang Mahkota Teknologi Tbk PT (a)	9,981,400	1,596,744
Garuda Indonesia Persero Tbk PT (a)(f)	15,966,300	124,347
Global Mediacom Tbk PT (a)	784,100	14,304
Indah Kiat Pulp & Paper Tbk PT (a)	992,400	544,854
Indocement Tunggal Prakarsa Tbk PT	652,300	553,786
Indofood Sukses Makmur Tbk PT	6,527,118	2,896,616
Indosat Tbk PT	2,912,900	1,267,145
Japfa Comfeed Indonesia Tbk PT	1,317,500	158,997
Kalbe Farma Tbk PT	29,651,861	3,359,955
Kawasan Industri Jababeka Tbk PT (a)	5,888,331	68,582
Kresna Graha Investama Tbk PT (a)	30,235,600	203,657
Lippo Cikarang Tbk PT	257,300	21,754
Lippo Karawaci Tbk PT	47,377,130	468,702
Matahari Department Store Tbk PT (a)	423,700	123,372
Matahari Putra Prima Tbk PT (a)	728,500	22,183
Mayora Indah Tbk PT (a)	7,030,607	1,006,310
Medco Energi Internasional Tbk PT (a)	23,937,829	782,672
Media Nusantara Citra Tbk PT (a)	1,043,500	65,894
Mega Manunggal Property Tbk PT (a)	2,307,300	91,466
Merdeka Copper Gold Tbk PT (a)	5,535,200	1,510,747

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MNC Investama Tbk PT (a)	29,320,400	$115,204
Modernland Realty Tbk PT (a)	7,955,300	41,305
Multipolar Tbk PT (a)	2,728,900	70,843
Pabrik Kertas Tjiwi Kimia Tbk PT	396,938	209,574
Pakuwon Jati Tbk PT	6,532,000	212,654
Perusahaan Gas Negara Tbk PT (a)	16,149,400	1,558,002
Pollux Properti Indonesia Tbk PT (a)	1,588,600	137,655
Semen Indonesia Persero Tbk PT	1,046,300	532,235
Sigmagold Inti Perkasa Tbk PT (f)	1,312,600	—
Smartfren Telecom Tbk PT (a)	59,947,000	365,928
Sumber Alfaria Trijaya Tbk PT	4,601,600	392,278
Summarecon Agung Tbk PT (a)	5,775,811	338,383
Surya Citra Media Tbk PT (a)	4,585,000	104,874
Telkom Indonesia Persero Tbk PT (a)	43,876,700	12,437,247
Tiga Pilar Sejahtera Food Tbk (a)	2,685,200	36,173
Tower Bersama Infrastructure Tbk PT	2,186,000	452,461
Unilever Indonesia Tbk PT	3,870,000	1,115,994
United Tractors Tbk PT	1,823,522	2,833,960
		102,689,958
KUWAIT — 0.7%
A'ayan Leasing & Investment Co. KSCP (a)	1,014,110	536,832
Agility Public Warehousing Co. KSC (a)	613,227	1,917,285
Ahli United Bank KSCP (a)	593,136	606,382
Al Ahli Bank of Kuwait KSCP (a)	158,240	132,979
Al Mazaya Holding Co. KSCP (a)	1,547,815	391,755
ALAFCO Aviation Lease & Finance Co. KSCP (a)	41,222	29,732
Alimtiaz Investment Group KSC (a)	468,596	182,942
Boubyan Bank KSCP (a)	585,291	1,529,793
Boubyan Petrochemicals Co. KSCP	435,716	1,228,222
Burgan Bank SAK	240,925	200,073
Gulf Bank KSCP	1,148,037	1,059,726
Humansoft Holding Co. KSC	139,728	1,490,432
Integrated Holding Co. KCSC (a)	291,027	356,261
Jazeera Airways Co. KSCP (a)	39,731	169,572
Kuwait Finance House KSCP (a)	2,698,804	7,428,966
Security Description	Shares	Value
Kuwait Real Estate Co. KSC (a)	3,200,645	$1,895,502
Mabanee Co. KPSC	328,762	862,558
Mezzan Holding Co. KSCC	35,145	68,488
Mobile Telecommunications Co. KSCP	677,796	1,334,288
National Bank of Kuwait SAKP	4,568,210	15,068,670
National Industries Group Holding SAK (a)	838,032	784,659
National Investments Co. KSCP	1,593,059	1,154,276
Qurain Petrochemical Industries Co.	149,027	171,091
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	70,055	52,846
Warba Bank KSCP (a)	1,676,928	1,520,193
		40,173,523
MACAU — 0.0% (e)
Huasheng International Holding, Ltd.	35,000	9,158
MALAYSIA — 1.9%
Aeon Co. M Bhd	5,379,448	1,820,697
AEON Credit Service M Bhd	138,850	453,946
AirAsia Group Bhd (a)	1,319,500	250,217
Alliance Bank Malaysia Bhd	5,636,600	3,869,581
AMMB Holdings Bhd	55,600	42,307
ATA IMS Bhd (a)	760,200	111,311
Axiata Group Bhd	1,913,138	1,910,383
Bahvest Resources Bhd (a)	2,067,900	218,405
Bank Islam Malaysia Bhd	24,400	17,571
Berjaya Sports Toto Bhd	2,771,747	1,264,119
Bintulu Port Holdings Bhd	94	108
British American Tobacco Malaysia Bhd	7,200	24,161
Bursa Malaysia Bhd	1,538,647	2,419,140
Capitaland Malaysia Mall Trust REIT	1,895,045	261,558
Careplus Group Bhd	226,100	56,444
Carlsberg Brewery Malaysia Bhd Class B	429,220	2,068,828
CIMB Group Holdings Bhd	4,090,622	5,351,390
Comfort Glove Bhd	243,600	61,982
Dagang NeXchange Bhd (a)	2,190,800	399,666
Datasonic Group Bhd	2,710,500	266,756
Dialog Group Bhd	4,191,006	2,635,726
DiGi.Com Bhd	6,575,846	6,882,066
FGV Holdings Bhd	28,800	10,231
Focus Dynamics Group Bhd (a)	6,420,800	61,650
Frontken Corp. Bhd	1,012,250	971,916
Gabungan AQRS Bhd	492,000	52,554
Gamuda Bhd (a)	1,218,900	848,490
GDEX Bhd (a)	1,313,900	89,885
Genetec Technology Bhd (a)	24,700	233,956

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Genting Bhd	3,543,700	$3,972,415
Genting Malaysia Bhd	801,700	554,224
George Kent Malaysia Bhd (a)	526,500	82,147
Globetronics Technology Bhd	826,900	329,490
Greatech Technology Bhd (a)	249,800	403,542
Hap Seng Plantations Holdings Bhd	58,800	27,805
Hartalega Holdings Bhd	1,212,600	1,667,834
Hong Leong Bank Bhd	75,400	337,001
Hong Leong Financial Group Bhd	5,500	22,892
Hong Seng Consolidated Bhd (a)	758,800	489,960
IHH Healthcare Bhd	1,313,000	2,313,351
IJM Corp. Bhd	755,900	275,796
Inari Amertron Bhd	1,471,200	1,412,578
IOI Corp. Bhd	6,898,984	6,176,959
IOI Properties Group Bhd	5,345,262	1,411,375
Iris Corp. Bhd (a)	1,302,700	56,286
Iskandar Waterfront City Bhd (a)	245,600	18,865
Karex Bhd	2,187,300	212,640
KLCCP Stapled Group	787,300	1,237,834
KNM Group Bhd (a)	5,225,821	188,160
Kossan Rubber Industries Bhd	983,500	453,269
KPJ Healthcare Bhd	2,034,180	541,992
Kuala Lumpur Kepong Bhd	18,900	98,810
Lingkaran Trans Kota Holdings Bhd	497,700	449,196
Magni-Tech Industries Bhd	247,100	116,254
Magnum Bhd (a)	4,270,843	1,947,816
Malayan Banking Bhd (a)	3,643,200	7,258,416
Malaysia Airports Holdings Bhd (a)	281,400	403,930
Malaysian Pacific Industries Bhd	98,900	1,171,796
Malaysian Resources Corp. Bhd	10,601,159	903,363
Maxis Bhd	184,000	214,210
Mega First Corp. BHD	287,000	241,119
MISC Bhd	165,100	279,394
MPHB Capital Bhd (a)	1,950,830	599,391
Muda Holdings Bhd	330,600	219,025
My EG Services Bhd	3,587,324	921,372
Nestle Malaysia Bhd	1,469	47,321
OSK Holdings Bhd	8,581,142	1,792,029
Padini Holdings Bhd	220,300	148,065
Pavilion Real Estate Investment Trust	1,752,600	525,864
Pentamaster Corp. Bhd	669,750	892,250
Petronas Chemicals Group Bhd	1,507,900	3,228,629
Petronas Dagangan Bhd	291,400	1,440,912
Petronas Gas Bhd	174,100	752,232
Pos Malaysia Bhd (a)	1,330,800	209,235
Security Description	Shares	Value
PPB Group Bhd (a)	57,800	$237,249
Press Metal Aluminium Holdings Bhd	1,163,500	1,614,266
Public Bank Bhd	10,156,200	10,141,573
QL Resources Bhd	31,800	34,884
Rapid Synergy Bhd (a)	91,000	217,343
RHB Bank Bhd	377,662	486,809
Sapura Energy Bhd (a)	294,400	3,533
Serba Dinamik Holdings Bhd (f)	1,064,600	44,720
Sime Darby Bhd	1,347,824	750,589
Sime Darby Plantation Bhd	726,487	655,687
Sime Darby Property Bhd	521,524	74,486
SKP Resources Bhd	660,125	275,712
SP Setia Bhd Group	331,263	102,575
Sunway Real Estate Investment Trust (a)	1,878,500	635,786
Supermax Corp. Bhd	1,695,868	598,398
Syarikat Takaful Malaysia Keluarga Bhd	5,777	5,131
Taliworks Corp. Bhd	136,100	28,259
Telekom Malaysia Bhd	929,827	1,227,568
Tenaga Nasional Bhd	1,329,000	2,979,563
TIME dotCom Bhd	60,900	67,244
Top Glove Corp. Bhd	3,118,800	1,938,956
Uchi Technologies Bhd	77,400	58,338
UEM Edgenta Bhd (a)	854,500	332,283
UEM Sunrise Bhd (a)	5,885,188	452,055
UMW Holdings Bhd	389,400	277,609
Unisem M Bhd	176,800	173,150
Velesto Energy Bhd (a)	46,163	1,330
ViTrox Corp. Bhd	138,100	660,334
VS Industry Bhd	4,675,200	1,537,452
WCT Holdings Bhd (a)	11,023,926	1,349,544
YTL Corp. Bhd	2,169,570	302,052
		105,966,566
MEXICO — 2.2%
Alfa SAB de CV Class A (b)	3,155,391	2,315,855
America Movil SAB de CV Series L	18,366,168	19,465,536
Axtel SAB de CV Series CPO (a)(b)	2,263,916	428,114
Cemex SAB de CV Series CPO (a)(b)	12,529,227	8,565,057
Coca-Cola Femsa SAB de CV (a)	755,441	4,123,272
Concentradora Hipotecaria SAPI de CV REIT	2,390	2,412
Consorcio ARA SAB de CV (b)	2,198,520	460,867
El Puerto de Liverpool SAB de CV Series C1 (b)	462,497	2,005,924
Fibra Uno Administracion SA de CV REIT	1,901,090	2,010,241
Fomento Economico Mexicano SAB de CV	1,496,012	11,646,452

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Gruma SAB de CV Class B	6,139	$78,750
Grupo Aeroportuario del Pacifico SAB de CV Class B	247,858	3,417,328
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	250,879	5,182,585
Grupo Bimbo SAB de CV Class A	1,833,444	5,641,435
Grupo Elektra SAB DE CV (b)	31,494	2,386,342
Grupo Financiero Banorte SAB de CV Series O	1,994,753	12,965,651
Grupo Financiero Inbursa SAB de CV Series O (a)(b)	1,713,162	2,052,613
Grupo Mexico SAB de CV Class B	2,717,035	11,854,584
Grupo Televisa SAB Series CPO	2,257,890	4,253,196
Industrias CH SAB de CV Class B (a)(b)	314,622	2,934,678
Industrias Penoles SAB de CV	143,596	1,652,845
Kimberly-Clark de Mexico SAB de CV Class A	1,787,004	2,707,794
Nemak SAB de CV (c)	1,489,853	442,624
Orbia Advance Corp. SAB de CV (a)	74,221	189,569
Sare Holding SAB de CV Class B (a)(f)	1,493,393	—
Telesites SAB de CV (b)	1,585,182	1,623,524
TV Azteca SAB de CV Series CPO (a)(b)	4,988,029	277,857
Urbi Desarrollos Urbanos SAB de CV (a)	38,092	13,029
Wal-Mart de Mexico SAB de CV	4,108,315	15,274,942
		123,973,076
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (a)(b)(d)	255,294	1,868,752
Cia de Minas Buenaventura SAA ADR (a)(d)	7,183	52,436
Credicorp, Ltd.	55,229	6,741,804
Southern Copper Corp.	58,082	3,584,240
Volcan Cia Minera SAA Class B (a)	6,387,056	960,279
		13,207,511
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	678,800	724,825
AC Energy Corp.	826,700	178,334
Alliance Global Group, Inc.	2,762,000	639,145
Ayala Corp.	114,850	1,871,655
Ayala Land, Inc.	7,854,210	5,652,782
Bank of the Philippine Islands	2,866,624	5,180,358
BDO Unibank, Inc.	2,601,329	6,157,384
Security Description	Shares	Value
Bloomberry Resorts Corp. (a)	1,064,000	$131,455
Cebu Air, Inc. (a)	1,285,520	1,062,601
Cebu Holdings, Inc. (a)	7,536,864	1,030,633
D&L Industries, Inc.	2,862,905	530,557
DoubleDragon Corp.	1,959,990	279,051
East West Banking Corp. (a)	1,599,200	301,070
Filinvest Land, Inc.	59,138,000	1,275,713
First Philippine Holdings Corp.	332,325	456,525
Global Ferronickel Holdings, Inc.	2,612,449	110,149
GMA Holdings, Inc. PDR	4,846,000	1,248,741
GT Capital Holdings, Inc.	13,997	148,225
JG Summit Holdings, Inc.	1,752,326	1,821,313
Jollibee Foods Corp.	142,110	603,081
Manila Electric Co.	13,050	75,548
Megawide Construction Corp. (a)	6,174,488	627,227
Megaworld Corp.	9,184,300	567,349
Nickel Asia Corp.	1,337,000	140,275
PLDT, Inc.	126,712	4,502,665
Puregold Price Club, Inc.	406,280	313,121
San Miguel Corp.	185,400	417,757
SM Investments Corp.	222,465	4,114,026
SM Prime Holdings, Inc.	7,457,790	4,957,966
Universal Robina Corp.	321,650	807,397
Vista Land & Lifescapes, Inc.	1,418,378	98,188
		46,025,116
POLAND — 0.9%
11 bit studios SA (a)	1,670	229,550
Asseco Poland SA	69,958	1,500,563
Bank Polska Kasa Opieki SA	209,430	6,339,435
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	22,042	24,282
Bioton SA (a)	1,348	1,400
CCC SA (a)	10,602	277,519
CD Projekt SA (a)	35,794	1,713,146
Columbus Energy SA (a)	5,984	26,977
Datawalk SA (a)	2,528	141,755
Dino Polska SA (a)(c)	15,946	1,453,197
Eurocash SA	10,608	28,531
Getin Holding SA (a)	97,931	30,859
Getin Noble Bank SA (a)	379,402	30,594
Globe Trade Centre SA (a)	363,574	630,553
Grupa Lotos SA (a)	130,977	1,982,333
InPost SA (a)	50,231	605,386
KGHM Polska Miedz SA	147,827	5,112,913
LPP SA	329	1,404,029
Mabion SA (a)	9,392	142,381
mBank SA (a)	24,817	2,667,409
Mercator Medical SA (a)	2,381	57,304
Orange Polska SA (a)	1,350,391	2,831,184
PGE Polska Grupa Energetyczna SA (a)	781,304	1,562,841
PlayWay SA (a)	1,638	169,880

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Polimex-Mostostal SA (a)	19,497	$18,866
Polski Koncern Naftowy ORLEN SA (a)	270,971	4,998,011
Powszechna Kasa Oszczednosci Bank Polski SA (a)	621,169	6,924,653
Powszechny Zaklad Ubezpieczen SA (a)	399,449	3,503,504
Santander Bank Polska SA	31,302	2,706,616
TEN Square Games SA	1,409	122,008
		47,237,679
QATAR — 0.8%
Aamal Co.	391,273	116,490
Al Meera Consumer Goods Co. QSC	156,402	841,933
Alijarah Holding Co QPSC	3,933,300	1,015,463
Baladna	116,625	46,285
Commercial Bank PQSC	619,276	1,147,897
Doha Bank QPSC	215,793	189,656
Ezdan Holding Group QSC (a)	139,533	51,391
Gulf Warehousing Co. (a)	93,406	116,418
Industries Qatar QSC	809,209	3,442,639
Mannai Corp. QSC	368,281	480,252
Masraf Al Rayan QSC	3,654,669	4,657,419
Mazaya Real Estate Development QPSC	2,324,963	587,467
Medicare Group	311,926	728,027
Mesaieed Petrochemical Holding Co.	3,023,671	1,735,642
Ooredoo QSC	1,070,035	2,063,072
Qatar Aluminium Manufacturing Co.	421,252	208,370
Qatar Electricity & Water Co. QSC	138,567	631,753
Qatar First Bank (a)	729,145	358,465
Qatar Fuel QSC	110,969	557,131
Qatar Gas Transport Co., Ltd.	314,949	285,452
Qatar Insurance Co. SAQ	1,184,609	894,720
Qatar International Islamic Bank QSC (a)	332,174	840,242
Qatar Islamic Bank SAQ	520,549	2,620,616
Qatar National Bank QPSC	2,885,489	16,000,556
Qatar National Cement Co. QSC	125,566	175,882
Qatar Navigation QSC	93,416	195,966
Qatari Investors Group QSC	1,101,516	671,619
United Development Co. QSC	124,670	52,731
Vodafone Qatar QSC	2,080,840	952,694
Widam Food Co.	122,598	121,015
		41,787,263
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	202,455	1,344,626
RUSSIA — 3.7%
Evraz PLC	258,903	2,109,638
Security Description	Shares	Value
Gazprom PJSC ADR (b)	4,289,991	$39,639,517
HeadHunter Group PLC ADR	2,810	143,563
LUKOIL PJSC ADR	297,347	26,612,556
Magnit PJSC GDR	183,631	2,754,465
Mail.Ru Group, Ltd. GDR (a)	45,821	531,065
Mechel PJSC ADR (a)	190,128	604,607
MMC Norilsk Nickel PJSC ADR (a)(b)	538,121	16,644,083
Mobile TeleSystems PJSC ADR	613,734	4,879,185
Novatek PJSC GDR	80,621	18,881,438
Novolipetsk Steel PJSC GDR	41,873	1,236,091
Novorossiysk Commercial Sea Port PJSC GDR (d)	65,171	439,865
Polymetal International PLC	142,705	2,534,956
Rosneft Oil Co. PJSC GDR	1,472,068	11,838,371
Rostelecom PJSC ADR (b)	118,555	786,020
Sberbank of Russia PJSC ADR (d)	1,088,469	17,469,927
Sberbank of Russia PJSC ADR (d)	791,610	12,467,858
Severstal PAO GDR (b)	424,831	9,150,860
Sistema PJSC FC GDR (b)	173,276	1,074,311
Surgutneftegas PJSC ADR	1,150,276	6,148,225
Tatneft PJSC ADR (b)(d)	253,649	10,528,970
Tatneft PJSC ADR (d)	1,402	54,678
TCS Group Holding PLC GDR	38,396	3,237,551
VEON, Ltd. ADR (b)	509,618	871,447
VTB Bank PJSC GDR	2,602,562	3,279,228
X5 Retail Group NV GDR	48,337	1,279,480
Yandex NV Class A (a)	199,739	12,084,210
		207,282,165
SAUDI ARABIA — 3.4%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	245,752	1,131,098
Abdullah Al Othaim Markets Co.	46,716	1,346,333
Advanced Petrochemical Co.	33,885	635,389
Al Hammadi Co. for Development & Investment	133,550	1,433,535
Al Jouf Agricultural Development Co.	38,455	598,171
Al Khaleej Training & Education Co.	226,945	1,108,612
Al Rajhi Bank	664,829	25,109,938
Al Rajhi Co. for Co-operative Insurance (a)	9,799	202,797
Al Rajhi REIT	266,879	776,241
Aldrees Petroleum & Transport Services Co.	30,662	545,552
Al-Etihad Cooperative Insuarnce Co. (a)	207,635	1,098,346
Almarai Co. JSC (a)	77,753	1,009,604
Alujain Holding	46,419	667,650
Arabian Cement Co.	34,448	346,829

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
AXA Cooperative Insurance Co. (a)	109,189	$959,737
Bank AlBilad (a)	137,884	1,702,249
Banque Saudi Fransi	275,326	3,465,042
Basic Chemical Industries, Ltd.	181,712	1,938,410
Batic Investments & Logistic Co. (a)	247,642	1,618,670
Bawan Co.	226,533	2,114,847
Bupa Arabia for Cooperative Insurance Co.	19,853	694,834
Buruj Cooperative Insurance Co.	114,150	671,936
City Cement Co. (a)	64,797	389,017
Co. for Cooperative Insurance	24,419	504,068
Dallah Healthcare Co.	75,164	1,503,520
Dar Al Arkan Real Estate Development Co. (a)	187,733	503,035
Derayah REIT	258,363	873,964
Dr Sulaiman Al Habib Medical Services Group Co.	43,857	1,885,393
Dur Hospitality Co.	126,541	1,048,217
Eastern Province Cement Co. (a)	95,861	1,122,174
Etihad Etisalat Co.	213,437	1,770,872
Fawaz Abdulaziz Al Hokair & Co. (a)	33,167	137,460
Fitaihi Holding Group	133,960	1,453,993
Hail Cement Co.	85,519	302,496
Herfy Food Services Co.	37,743	627,307
Jadwa REIT Saudi Fund	123,758	493,793
Jarir Marketing Co.	35,446	1,858,026
Jazan Energy & Development Co. (a)	103,369	529,730
Leejam Sports Co. JSC	50,542	1,467,366
Malath Cooperative Insurance Co. (a)	163,912	993,671
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	75,661	346,222
Methanol Chemicals Co. (a)	193,335	1,853,841
Middle East Healthcare Co. (a)	43,090	363,253
Mobile Telecommunications Co. (a)	440,259	1,411,868
Mouwasat Medical Services Co.	52,273	2,419,840
Musharaka Real Estate Income Fund REIT	211,769	559,543
Najran Cement Co.	77,666	373,601
Nama Chemicals Co. (a)	101,772	874,213
National Co. for Glass Industries (a)	157,001	1,839,986
National Co. for Learning & Education	103,225	1,649,664
National Gas & Industrialization Co.	24,040	347,051
Security Description	Shares	Value
National Medical Care Co.	66,997	$1,117,093
National Petrochemical Co.	22,889	243,863
Qassim Cement Co.	58,769	1,184,960
Red Sea International Co. (a)	166,888	938,812
Riyad Bank (a)	930,495	6,716,496
Riyad REIT Fund	113,723	298,362
SABIC Agri-Nutrients Co.	93,837	4,413,918
Sahara International Petrochemical Co.	119,737	1,339,483
Saudi Advanced Industries Co.	122,739	1,552,872
Saudi Airlines Catering Co. (a)	7,722	160,224
Saudi Arabian Amiantit Co. (a)	93,823	447,324
Saudi Arabian Mining Co. (a)	194,658	4,070,065
Saudi Arabian Oil Co. (c)	812,385	7,746,480
Saudi Automotive Services Co.	267,210	2,184,995
Saudi Basic Industries Corp.	485,513	15,000,934
Saudi British Bank	41,693	366,468
Saudi Cement Co.	50,034	730,307
Saudi Ceramic Co.	158,116	2,320,528
Saudi Chemical Co. Holding	155,231	1,401,644
Saudi Co. For Hardware CJSC	39,575	514,399
Saudi Electricity Co. (a)	324,818	2,074,669
Saudi Industrial Investment Group	42,365	351,500
Saudi Industrial Services Co.	152,805	1,249,498
Saudi Kayan Petrochemical Co. (a)	188,323	853,734
Saudi National Bank	1,242,166	21,307,130
Saudi Pharmaceutical Industries & Medical Appliances Corp.	126,544	1,326,312
Saudi Printing & Packaging Co. (a)	89,999	526,416
Saudi Public Transport Co. (a)	233,841	1,254,410
Saudi Re for Cooperative Reinsurance Co. (a)	435,650	1,926,217
Saudi Research & Marketing Group (a)	25,385	1,326,587
Saudi Telecom Co. (a)	406,076	12,157,187
Saudi Vitrified Clay Pipe Co., Ltd.	32,722	670,233
Saudia Dairy & Foodstuff Co.	10,925	480,137
Savola Group	91,238	776,437
Southern Province Cement Co.	64,332	1,201,170
Tabuk Cement Co. (a)	147,017	683,709
Takween Advanced Industries Co. (a)	348,266	1,658,586
Umm Al-Qura Cement Co.	279,596	1,754,550
United Electronics Co.	44,402	1,601,329
United International Transportation Co.	70,978	880,041

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Walaa Cooperative Insurance Co.	66,749	$337,443
Yamama Cement Co. (a)	69,447	480,935
Yanbu Cement Co.	86,745	836,397
Yanbu National Petrochemical Co.	92,450	1,691,699
		188,834,557
SINGAPORE — 0.1%
Aslan Pharmaceuticals, Ltd. ADR (a)(b)	31,068	34,796
Grindrod Shipping Holdings, Ltd.	19,225	315,598
Guan Chong Bhd	2,538,700	1,706,280
Riverstone Holdings, Ltd. (b)	434,600	225,657
		2,282,331
SOUTH AFRICA — 3.5%
Absa Group, Ltd.	464,852	4,443,181
Adcock Ingram Holdings, Ltd.	137,324	434,085
Adcorp Holdings, Ltd. (a)	522,566	182,702
African Rainbow Minerals, Ltd.	143,261	2,075,489
Alexander Forbes Group Holdings, Ltd.	603,851	169,880
Allied Electronics Corp., Ltd. Class A	151,189	86,678
Anglo American Platinum, Ltd.	39,192	4,461,331
ArcelorMittal South Africa, Ltd. (a)	201,276	111,988
Ascendis Health, Ltd. (a)	102,039	5,498
Aspen Pharmacare Holdings, Ltd. (a)	313,386	4,407,040
Astral Foods, Ltd.	19,580	211,810
Aveng, Ltd. (a)(b)	3,178	5,273
Barloworld, Ltd.	249,375	2,349,531
Bid Corp., Ltd.	160,365	3,279,947
Bidvest Group, Ltd.	330,576	3,924,037
Blue Label Telecoms, Ltd. (a)	1,353,995	431,819
Capitec Bank Holdings, Ltd.	45,304	5,790,169
Clicks Group, Ltd.	64,157	1,268,387
Coronation Fund Managers, Ltd.	698,932	2,300,870
Curro Holdings, Ltd. (a)(b)	163,497	127,540
Discovery, Ltd. (a)	400,125	3,599,370
EOH Holdings, Ltd. (a)	126,611	54,183
FirstRand, Ltd. (a)	4,146,516	15,796,251
Foschini Group, Ltd.	295,060	2,290,597
Gold Fields, Ltd.	673,980	7,353,814
Grindrod, Ltd. (b)	1,284,918	398,518
Group Five, Ltd. (a)(f)	219,472	—
Growthpoint Properties, Ltd. REIT	1,093,780	1,053,346
Harmony Gold Mining Co., Ltd.	311,598	1,300,277
Impala Platinum Holdings, Ltd.	553,024	7,796,391
Security Description	Shares	Value
Imperial Logistics, Ltd.	195,332	$783,164
Investec, Ltd. (a)	282,141	1,547,710
Invicta Holdings, Ltd. (b)	145,732	244,256
Kumba Iron Ore, Ltd.	55,046	1,586,849
Lewis Group, Ltd.	117,817	350,646
Life Healthcare Group Holdings, Ltd.	165,149	248,655
Massmart Holdings, Ltd. (a)	220,829	839,593
Momentum Metropolitan Holdings (a)	1,237,172	1,468,948
Motus Holdings, Ltd.	167,855	1,157,842
Mr. Price Group, Ltd.	226,918	2,836,475
MTN Group, Ltd.	1,221,868	13,069,241
MultiChoice Group, Ltd. (a)	375,590	2,871,757
Murray & Roberts Holdings, Ltd.	451,710	403,879
Naspers, Ltd. Class N (a)	152,021	23,546,110
Nedbank Group, Ltd.	377,972	4,144,903
Net 1 UEPS Technologies, Inc. (a)(b)	41,611	221,371
Netcare, Ltd. (a)	2,332,890	2,321,196
Ninety One, Ltd.	125,525	444,450
Old Mutual, Ltd.	2,200,411	1,816,521
PPC, Ltd. (a)	1,319,526	417,519
PSG Group, Ltd. (a)	175,297	980,169
Rand Merchant Investment Holdings, Ltd. (a)	1,146,237	3,244,081
Redefine Properties, Ltd. REIT	644,816	177,769
Remgro, Ltd.	656,795	5,397,159
Sanlam, Ltd.	1,571,620	5,845,324
Sappi, Ltd.	392,967	1,124,240
Sasol, Ltd. (a)	413,580	6,711,605
Shoprite Holdings, Ltd. (a)	416,356	5,449,150
Sibanye Stillwater, Ltd.	1,839,416	5,658,855
Standard Bank Group, Ltd.	1,010,134	8,861,458
Steinhoff International Holdings NV (a)(b)	2,338,750	735,622
Sun International, Ltd. (a)	428,028	762,995
Telkom SA SOC, Ltd. (a)	364,474	1,235,010
Tiger Brands, Ltd. (a)	211,680	2,400,632
Truworths International, Ltd.	551,016	1,803,921
Vodacom Group, Ltd.	487,424	4,111,342
Wilson Bayly Holmes-Ovcon, Ltd.	127,202	902,847
Woolworths Holdings, Ltd.	999,928	3,249,140
		194,682,406
SWITZERLAND — 0.0% (e)
Mediclinic International PLC (a)	169,425	722,498
TAIWAN — 17.9%
Ability Opto-Electronics Technology Co., Ltd. (a)	46,000	132,678
Accton Technology Corp. (a)	291,000	2,734,666
Acer, Inc.	3,942,701	4,339,294
ADATA Technology Co., Ltd.	123,000	410,341

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Adimmune Corp.	546,505	$881,969
Advanced Ceramic X Corp.	4,000	50,819
Advanced Energy Solution Holding Co., Ltd.	8,000	527,705
Advanced Power Electronics Corp.	28,000	115,372
Advanced Wireless Semiconductor Co.	13,688	70,253
Advancetek Enterprise Co., Ltd.	3,373,946	2,804,813
Advantech Co., Ltd.	98,048	1,405,141
AGV Products Corp. (a)	6,623,415	2,597,465
Airmate Cayman International Co., Ltd.	11,667	9,594
Alchip Technologies, Ltd.	49,000	1,806,484
Alcor Micro Corp.	88,000	192,113
Amazing Microelectronic Corp. (a)	54,000	478,187
Andes Technology Corp.	9,000	174,359
Anpec Electronics Corp.	38,000	382,513
AP Memory Technology Corp.	74,000	1,334,659
APCB, Inc.	1,320,000	1,059,168
Applied BioCode Corp. (a)	37,000	57,505
Arcadyan Technology Corp.	37,169	171,289
ASE Technology Holding Co., Ltd.	3,185,805	12,263,282
ASIX Electronics Corp.	21,000	210,250
ASMedia Technology, Inc.	19,000	1,249,864
ASPEED Technology, Inc.	12,000	1,546,246
Asustek Computer, Inc.	728,814	9,904,726
AU Optronics Corp. ADR (b)	843,300	6,923,493
Auden Techno Corp.	24,000	195,612
Audix Corp.	952,657	2,052,205
Bank of Kaohsiung Co., Ltd. (a)	2,871,543	1,255,852
Basso Industry Corp.	2,387,905	3,771,694
Biostar Microtech International Corp.	1,598,384	1,421,197
Bizlink Holding, Inc.	29,000	273,575
C Sun Manufacturing, Ltd.	1,345,330	2,533,404
Career Technology MFG. Co., Ltd.	102,958	98,429
Carnival Industrial Corp. (a)	1,190,984	634,945
Catcher Technology Co., Ltd.	912,644	5,162,424
Cathay Financial Holding Co., Ltd.	6,758,136	15,266,690
Cathay No. 1 REIT	1,319,000	864,332
Center Laboratories, Inc.	874,333	1,911,922
Chailease Holding Co., Ltd.	1,230,437	11,718,659
Champion Building Materials Co., Ltd. (a)	1,332,000	606,614
Chang Hwa Commercial Bank, Ltd. (a)	8,796,967	5,405,300
Chang Wah Electromaterials, Inc.	74,310	104,480
Security Description	Shares	Value
Charoen Pokphand Enterprise	772,572	$2,250,671
Chen Full International Co., Ltd.	12,000	17,870
Cheng Loong Corp.	1,251,000	1,596,136
Cheng Shin Rubber Industry Co., Ltd.	485,850	633,939
Chieftek Precision Co., Ltd.	34,100	109,447
Chilisin Electronics Corp.	66,150	229,520
China Airlines, Ltd.	2,543,761	2,533,004
China Chemical & Pharmaceutical Co., Ltd. (a)	2,569,000	2,103,150
China Development Financial Holding Corp.	16,086,968	10,175,369
China Steel Chemical Corp.	1,252,595	5,455,514
China Steel Corp.	10,378,298	13,260,304
Chinese Maritime Transport, Ltd.	58,000	122,427
Chipbond Technology Corp.	66,000	159,114
Chong Hong Construction Co., Ltd.	7,717	20,361
Chroma ATE, Inc.	110,000	795,171
Chun Yuan Steel Industry Co., Ltd.	187,000	164,919
Chung Hung Steel Corp.	390,000	580,059
Chung Hwa Pulp Corp.	1,921,589	1,722,464
Chunghwa Chemical Synthesis & Biotech Co., Ltd. (a)	457,169	1,072,406
Chunghwa Telecom Co., Ltd.	2,620,561	11,034,639
CMC Magnetics Corp.	1,193,656	493,995
Compal Electronics, Inc. (a)	6,619,774	5,790,239
Concraft Holding Co., Ltd.	15,650	19,006
Coxon Precise Industrial Co., Ltd.	10,000	6,777
CTBC Financial Holding Co., Ltd. (a)	16,980,875	15,927,051
Cub Elecparts, Inc.	3,000	20,440
Da-Li Development Co., Ltd. (a)	1,665,000	1,832,481
Darfon Electronics Corp.	76,000	139,271
Delta Electronics, Inc.	1,328,463	13,204,443
Dimerco Express Corp.	491,775	1,875,240
E Ink Holdings, Inc.	108,000	589,439
E.Sun Financial Holding Co., Ltd.	5,961,684	6,044,213
Eclat Textile Co., Ltd.	58,854	1,342,280
Egis Technology, Inc.	43,000	180,287
EirGenix, Inc. (a)	131,485	529,894
Elan Microelectronics Corp.	9,400	57,758
Elite Advanced Laser Corp.	12,672	26,015
Elite Material Co., Ltd.	13,000	130,625
Elite Semiconductor Microelectronics Technology, Inc.	540,175	3,221,487
eMemory Technology, Inc.	31,000	2,453,826

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Energenesis Biomedical Co., Ltd. (a)	16,441	$26,830
ENNOSTAR, Inc. (a)	564,590	1,565,188
Episil Technologies, Inc. (a)	146,201	755,656
Episil-Precision, Inc.	66,998	323,282
Etron Technology, Inc. (a)	222,296	726,337
Eva Airways Corp. (a)	1,483,110	1,498,280
Evergreen International Storage & Transport Corp. (a)	127,000	134,496
Evergreen Marine Corp. Taiwan, Ltd.	1,751,000	9,018,596
Excelliance Mos Corp.	35,000	246,684
Excelsior Medical Co., Ltd.	77,848	162,072
Far Eastern New Century Corp.	7,394,216	7,830,648
Faraday Technology Corp.	109,000	941,591
Feng TAY Enterprise Co., Ltd.	152,985	1,280,082
First Financial Holding Co., Ltd.	3,262,319	2,888,886
First Steamship Co., Ltd.	208,000	98,486
FIT Hon Teng, Ltd. (a)(c)	69,000	13,541
Fitipower Integrated Technology, Inc. (a)	65,332	665,906
Flytech Technology Co., Ltd.	8,854	25,314
FocalTech Systems Co., Ltd.	137,000	849,225
Formosa Chemicals & Fibre Corp.	3,901,243	11,393,372
Formosa Petrochemical Corp.	549,000	1,902,957
Formosa Plastics Corp.	4,106,922	15,437,882
Founding Construction & Development Co., Ltd.	3,195,059	2,205,719
Foxconn Technology Co., Ltd.	1,387,223	3,254,085
Froch Enterprise Co., Ltd.	117,000	125,386
Fubon Financial Holding Co., Ltd.	6,190,561	17,072,317
Fullerton Technology Co., Ltd.	1,185,000	841,625
Fwusow Industry Co., Ltd.	1,373,830	1,008,015
General Interface Solution Holding, Ltd.	38,000	140,095
GeneReach Biotechnology Corp.	17,501	57,436
Genesys Logic, Inc.	64,000	466,115
Genius Electronic Optical Co., Ltd.	22,665	433,361
Giant Manufacturing Co., Ltd.	84,302	1,051,223
Gigastorage Corp. (a)	146,000	182,850
Global Unichip Corp. (a)	23,000	487,151
Globalwafers Co., Ltd.	133,000	4,268,768
Golden Biotechnology Corp. (a)	25,480	119,263
Gongwin Biopharm Holdings Co., Ltd. (a)	4,472	45,743
Grape King Bio, Ltd.	73,664	426,004
Great Wall Enterprise Co., Ltd.	1,341,873	2,589,945
Security Description	Shares	Value
Hai Kwang Enterprise Corp.	78,000	$99,237
HannStar Display Corp.	1,396,500	913,603
Himax Technologies, Inc. ADR (b)	77,388	1,237,434
Hiwin Technologies Corp.	62,579	693,261
Hocheng Corp.	3,531,767	2,253,070
Holy Stone Enterprise Co., Ltd.	57,000	246,196
Hon Hai Precision Industry Co., Ltd.	9,211,277	34,625,106
Hong TAI Electric Industrial	2,491,000	2,421,943
Hota Industrial Manufacturing Co., Ltd.	10,279	33,920
Hotai Motor Co., Ltd.	164,433	3,649,180
Hsin Kuang Steel Co., Ltd.	63,000	132,526
HTC Corp. (a)	1,086,439	3,329,961
HUA ENG Wire & Cable Co., Ltd.	301,000	241,522
Hua Nan Financial Holdings Co., Ltd.	11,308,549	8,665,242
Hung Sheng Construction, Ltd.	986,032	855,343
Ibase Technology, Inc.	2,558,222	3,767,938
Innolux Corp.	5,852,820	4,146,285
International Games System Co., Ltd.	18,000	515,922
Iron Force Industrial Co., Ltd.	6,000	15,332
Janfusun Fancyworld Corp. (a)	754,112	84,768
Jentech Precision Industrial Co., Ltd.	11,000	162,215
JMicron Technology Corp.	17,907	135,595
Kaimei Electronic Corp. (a)	48,300	176,322
KEE TAI Properties Co., Ltd.	1,318,000	600,239
Kenda Rubber Industrial Co., Ltd.	4,956	5,571
Kerry TJ Logistics Co., Ltd.	1,148,373	1,865,738
Kindom Development Co., Ltd.	1,386,900	1,892,344
Kinsus Interconnect Technology Corp.	133,000	1,120,071
Kung Long Batteries Industrial Co., Ltd.	9,000	45,054
Kuoyang Construction Co., Ltd.	765,734	678,082
Kwong Fong Industries Corp. (a)	55,776	22,982
Land Mark Optoelectronics Corp.	14,600	103,694
Largan Precision Co., Ltd.	49,000	4,365,670
Laser Tek Taiwan Co., Ltd.	89,000	131,729
Leadtrend Technology Corp.	22,000	119,276
Leatec Fine Ceramics Co., Ltd. (a)	139,000	147,455
Leofoo Development Co., Ltd. (a)	1,330,154	843,756
Li Cheng Enterprise Co., Ltd. (a)	11,362	9,548

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Lin BioScience, Inc. (a)	25,228	$169,603
Lite-On Technology Corp.	3,289,014	7,584,454
Long Bon International Co., Ltd.	9,020	5,771
Longchen Paper & Packaging Co., Ltd. (a)	2,788,860	2,459,543
Lotes Co., Ltd.	4,000	110,023
Lotus Pharmaceutical Co., Ltd.	27,000	95,149
M31 Technology Corp.	23,000	330,448
Machvision, Inc.	15,597	157,284
Macroblock, Inc. (a)	30,000	197,347
Macronix International Co., Ltd.	520,221	793,484
Makalot Industrial Co., Ltd.	4,671	41,701
MediaTek, Inc.	1,137,023	48,905,099
Medigen Biotechnology Corp. (a)	114,248	237,027
Medigen Vaccine Biologics Corp. (a)	106,386	1,149,724
Mega Financial Holding Co., Ltd.	7,928,333	10,187,308
Merida Industry Co., Ltd.	19,100	226,091
Merry Electronics Co., Ltd.	13,860	47,290
Microbio Co., Ltd. (a)	175,712	440,122
Micro-Star International Co., Ltd. (a)	125,000	725,142
momo.com, Inc.	20,600	1,209,925
Mosel Vitelic, Inc.	759	1,362
Motech Industries, Inc. (a)	122,000	159,627
MPI Corp.	52,000	218,961
Namchow Holdings Co., Ltd.	1,313,000	2,382,354
Nan Ya Plastics Corp.	5,271,719	16,272,267
Nan Ya Printed Circuit Board Corp.	95,000	1,964,073
Nantex Industry Co., Ltd.	64,000	197,087
Nanya Technology Corp.	834,982	2,357,035
National Petroleum Co., Ltd.	1,537,468	2,722,953
New Era Electronics Co., Ltd.	70,000	59,078
Newmax Technology Co., Ltd. (a)	75,654	107,874
Nexcom International Co., Ltd. (a)	1,331,638	1,171,988
Novatek Microelectronics Corp.	562,904	10,966,323
Nuvoton Technology Corp.	113,000	575,885
OBI Pharma, Inc. (a)	49,664	204,637
Oneness Biotech Co., Ltd. (a)	137,000	1,423,627
Pacific Hospital Supply Co., Ltd. (a)	74,782	202,990
Pan Jit International, Inc.	136,900	529,450
PChome Online, Inc.	3,519	16,280
Pegatron Corp.	1,315,686	3,286,005
PharmaEngine, Inc.	13,000	34,113
PharmaEssentia Corp. (a)	20,000	211,805
Pharmally International Holding Co., Ltd. (a)(f)	23,076	—
Security Description	Shares	Value
Phihong Technology Co., Ltd. (a)	84,000	$152,716
Phytohealth Corp. (a)	10,540	8,876
Pihsiang Machinery Manufacturing Co., Ltd. (f)	51,000	—
Polaris Group/Tw (a)	226,612	603,654
Pou Chen Corp.	4,978,214	5,964,788
Powerchip Semiconductor Manufacturing Corp.	1,253,519	3,225,885
Powertech Technology, Inc.	1,327,285	4,687,019
President Chain Store Corp.	194,000	1,917,772
Princeton Technology Corp. (a)	130,000	166,335
Prolific Technology, Inc. (a)	126,000	161,900
Promate Electronic Co., Ltd. (a)	1,317,000	1,992,137
Promos Technologies, Inc. (f)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	114,085
Quanta Computer, Inc.	3,116,975	10,668,939
Quintain Steel Co., Ltd.	115,000	82,924
Radiant Opto-Electronics Corp. (a)	51,000	186,178
RDC Semiconductor Co., Ltd. (a)	42,000	719,558
Realtek Semiconductor Corp. (a)	287,000	6,016,554
Ritek Corp. (a)	173,938	73,870
Sampo Corp.	2,249,479	2,431,034
SDI Corp.	83,000	526,494
Senhwa Biosciences, Inc. (a)	54,000	202,986
Sensortek Technology Corp.	4,000	74,746
Sesoda Corp.	1,683,120	2,071,429
Shanghai Commercial & Savings Bank, Ltd.	1,613,000	2,754,699
Shih Wei Navigation Co., Ltd. (a)	620,743	1,014,117
Shin Kong Financial Holding Co., Ltd. (a)	7,172,341	2,864,581
Silicon Motion Technology Corp. ADR	18,613	1,768,793
Silicon Optronics, Inc.	29,000	143,077
Simplo Technology Co., Ltd.	3,000	35,620
Sinbon Electronics Co., Ltd.	131,710	1,351,995
Sincere Navigation Corp.	176,000	185,752
Sino-American Silicon Products, Inc.	191,000	1,629,233
Sinon Corp.	2,636,000	2,691,546
SinoPac Financial Holdings Co., Ltd.	14,376,043	8,391,698
Sinphar Pharmaceutical Co., Ltd.	679,471	709,752
Sitronix Technology Corp. (a)	46,000	532,042
Solar Applied Materials Technology Corp.	1,343,736	2,481,834
Stark Technology, Inc.	1,172,747	3,085,842
Supreme Electronics Co., Ltd.	3,880,951	7,083,819

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
T3EX Global Holdings Corp.	36,000	$177,612
TA Chen Stainless Pipe	936,913	1,566,206
Ta Ya Electric Wire & Cable (a)	3,217,163	2,901,226
TA-I Technology Co., Ltd.	60,000	141,830
TaiMed Biologics, Inc. (a)	80,000	204,142
Taimide Tech, Inc.	61,950	96,842
Tainan Enterprises Co., Ltd.	1,037,589	678,800
Tainan Spinning Co., Ltd. (a)	127,000	117,282
Tainergy Tech Co., Ltd. (a)	85,000	121,968
Taishin Financial Holding Co., Ltd. (a)	12,431,525	8,514,743
Taisun Enterprise Co., Ltd.	2,716,000	2,679,973
Taiwan Cement Corp.	6,398,586	11,101,028
Taiwan Chinsan Electronic Industrial Co., Ltd.	82,382	141,586
Taiwan Cogeneration Corp.	1,254,000	1,717,808
Taiwan Cooperative Financial Holding Co., Ltd.	3,049,173	2,804,838
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	50,877
Taiwan FU Hsing Industrial Co., Ltd.	1,246,000	1,868,977
Taiwan Glass Industry Corp.	314,000	303,593
Taiwan IC Packaging Corp. (a)	112,000	97,965
Taiwan Land Development Corp. (a)	3,962,750	601,567
Taiwan Mask Corp. (a)	65,000	253,732
Taiwan Mobile Co., Ltd.	499,000	1,803,593
Taiwan Navigation Co., Ltd.	190,000	255,123
Taiwan Paiho, Ltd.	1,154,433	3,409,014
Taiwan Sakura Corp.	1,341,726	3,346,192
Taiwan Semiconductor Co., Ltd.	82,000	232,956
Taiwan Semiconductor Manufacturing Co., Ltd.	12,551,303	278,998,494
Taiwan Surface Mounting Technology Corp.	62,000	276,756
Taiwan TEA Corp.	2,573,913	1,888,547
Taiwan Union Technology Corp. (a)	260,612	960,799
Taiyen Biotech Co., Ltd.	1,307,500	1,568,981
Tanvex BioPharma, Inc. (a)	23,150	48,614
TCI Co., Ltd.	28,724	216,466
Tong Hsing Electronic Industries, Ltd.	12,000	129,035
TPK Holding Co., Ltd.	8,000	12,564
Transasia Airways Corp. (f)	361,784	—
Tripod Technology Corp.	1,139,923	5,129,592
TrueLight Corp. (a)	9,100	9,325
TSEC Corp. (a)	24,000	36,867
Tul Corp.	48,000	309,683
Tung Thih Electronic Co., Ltd.	23,000	145,480
Tycoons Group Enterprise (a)	218,000	113,464
U-Ming Marine Transport Corp.	259,000	565,425
Security Description	Shares	Value
Unimicron Technology Corp.	677,000	$5,652,474
Uni-President Enterprises Corp.	2,860,993	7,093,798
United Microelectronics Corp. ADR (b)	1,734,705	20,296,049
United Renewable Energy Co., Ltd. (a)	120,544	95,200
Unity Opto Technology Co., Ltd. (a)(f)	12,759	—
UPI Semiconductor Corp. (a)	17,168	572,742
Vanguard International Semiconductor Corp.	524,000	2,992,446
Ve Wong Corp.	1,059,340	1,246,305
VIA Labs, Inc.	8,000	144,866
Via Technologies, Inc.	91,000	282,535
VisEra Technologies Co., Ltd.	12,683	247,086
Visual Photonics Epitaxy Co., Ltd.	310,151	1,614,260
Voltronic Power Technology Corp.	41,000	2,289,551
Wafer Works Corp.	226,106	698,741
Walsin Lihwa Corp.	721,000	690,588
Walsin Technology Corp.	100,000	603,607
Wan Hai Lines, Ltd. (a)	126,479	907,438
WEI Chih Steel Industrial Co., Ltd. (a)	76,000	117,432
Wei Chuan Foods Corp.	1,241,000	998,021
Wei Mon Industry Co., Ltd. (f)	240,450	—
Weikeng Industrial Co., Ltd.	1,388,199	1,603,100
Weltrend Semiconductor	54,000	188,542
Win Semiconductors Corp.	161,000	2,179,293
Winbond Electronics Corp.	1,267,670	1,557,841
WinWay Technology Co., Ltd.	5,025	78,734
Wisdom Marine Lines Co., Ltd.	279,000	822,872
Wistron Corp.	3,936,476	4,147,478
Wiwynn Corp.	28,733	1,157,961
XinTec, Inc.	36,000	186,070
Yageo Corp.	228,858	3,966,365
Yang Ming Marine Transport Corp. (a)	1,111,000	4,858,893
Yieh Phui Enterprise Co., Ltd. (a)	750,000	685,835
Yieh United Steel Corp. (a)	315,892	129,590
Young Optics, Inc. (a)	43,000	182,618
Yuanta Financial Holding Co., Ltd. (a)	3,855,400	3,525,558
Yulon Finance Corp.	12,523	79,211
Zeng Hsing Industrial Co., Ltd.	70,350	371,240
Zenitron Corp.	2,648,000	3,330,697
Zhen Ding Technology Holding, Ltd.	39,000	141,667
		998,195,232
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	323,860	6,669,974

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
THAILAND — 2.1%
Advanced Info Service PCL	1,353,822	$9,321,331
Airports of Thailand PCL	3,518,200	6,424,493
Asset World Corp. PCL (a)	459,400	63,811
B Grimm Power PCL (a)	224,100	271,697
Bangkok Commercial Asset Management PCL	147,986	95,689
Bangkok Dusit Medical Services PCL Class F	1,052,300	724,529
Bangkok Expressway & Metro PCL	24,042,539	6,081,708
Bangkok Land PCL	14,364,900	460,124
Bank of Ayudhya PCL	513,200	545,386
Banpu PCL	5,926,079	1,880,450
Beauty Community PCL (b)	1,065,600	49,125
BEC World PCL (a)(b)	530,600	223,962
Berli Jucker PCL (a)	75,700	70,250
Beyond Securities PC (a)	598,000	347,289
BTS Group Holdings PCL (a)	662,000	185,293
Bumrungrad Hospital PCL	133,800	564,760
Cal-Comp Electronics Thailand PCL	1,188,300	115,255
Central Pattana PCL	1,058,400	1,790,139
Central Plaza Hotel PCL (b)	792,500	741,375
Central Retail Corp. PCL (a)	1,040,300	996,546
CH Karnchang PCL	132,548	90,865
Charoen Pokphand Foods PCL	397,200	303,206
CP ALL PCL	3,652,800	6,451,585
CPN Retail Growth Leasehold REIT	251,000	151,780
Delta Electronics Thailand PCL (a)	280,900	3,464,475
Electricity Generating PCL (b)	694,573	3,649,081
Energy Absolute PCL	1,604,900	4,612,196
Global Power Synergy PCL Class F	188,800	501,602
Gulf Energy Development PCL	2,537,420	3,475,138
Hana Microelectronics PCL	123,600	327,454
Indorama Ventures PCL	622,600	806,091
IRPC PCL	16,655,458	1,914,592
Jasmine International PCL	5,513,141	577,638
JMT Network Services PCL Class F	26,600	54,546
Kasikornbank PCL	1,188,300	5,051,298
KCE Electronics PCL	43,900	115,647
Krung Thai Bank PCL	923,200	364,803
Land & Houses PCL	1,443,700	380,319
Lotus's Retail Growth Freehold & Leasehold Property Fund	1,727,966	781,089
Minor International PCL	707,418	608,839
Muangthai Capital PCL (a)	233,100	409,957
Precious Shipping PCL	445,900	221,582
Pruksa Holding PCL	530,100	206,296
Security Description	Shares	Value
PTT Exploration & Production PCL	1,602,172	$5,659,521
PTT Global Chemical PCL	537,700	945,663
PTT PCL	7,654,460	8,707,364
Quality Houses PCL	4,926,983	333,333
Regional Container Lines PCL	92,900	136,965
Sansiri PCL	5,113,333	188,277
Seven Utilities and Power PLC (a)	2,035,200	73,719
Siam Cement PCL (a)	592,050	6,841,230
Siam Commercial Bank PCL	2,032,000	7,725,311
Siam Makro PCL (b)	51,700	65,002
Sri Trang Agro-Industry PCL	380,400	353,013
Sri Trang Gloves Thailand PCL (b)	1,011,400	915,876
Srisawad Corp. PCL	277,300	512,596
Tata Steel Thailand PCL (a)	1,936,900	84,654
Thai Airways International PCL (a)(f)	1,250,900	62,161
Thai Beverage PCL (a)	8,022,800	3,927,640
Thai Oil PCL	1,655,495	2,453,136
Thaicom PCL	795,400	269,062
Tisco Financial Group PCL	1,723,518	4,953,083
TMBThanachart Bank PCL	77,319,694	3,402,483
Total Access Communication PCL	128,200	175,577
True Corp. PCL (b)	10,167,610	1,454,907
TTCL PCL	134,600	18,213
U City PCL Class F (a)	1,717,250	102,814
VGI PCL (a)	216,200	42,716
		114,877,607
TURKEY — 0.4%
Akbank T.A.S.	2,534,901	1,374,370
Anadolu Efes Biracilik Ve Malt Sanayii A/S	444,983	992,518
Aselsan Elektronik Sanayi Ve Ticaret A/S	245,798	386,473
Bera Holding A/S (a)	343,447	251,383
BIM Birlesik Magazalar A/S	261,546	1,207,310
Coca-Cola Icecek A/S	9,275	61,846
Dogan Sirketler Grubu Holding A/S	3,020,969	625,589
EGE Endustri VE Ticaret A/S	166	21,975
Enka Insaat ve Sanayi A/S	156,693	177,699
Eregli Demir ve Celik Fabrikalari TAS	1,638,149	3,473,731
Ford Otomotiv Sanayi A/S	88,504	1,586,837
Gubre Fabrikalari TAS (a)	34,386	198,992
Haci Omer Sabanci Holding A/S (a)	1,104,251	1,100,114
Isbir Holding A/S	23,633	112,117
Izmir Demir Celik Sanayi A/S (a)	365,865	64,193
KOC Holding A/S	1,657,493	3,542,209

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Logo Yazilim Sanayi Ve Ticaret A/S	43,413	$136,061
Migros Ticaret A/S (a)	17,228	49,220
MLP Saglik Hizmetleri AS (a)(c)	72,381	162,751
Nuh Cimento Sanayi A/S	7,880	30,144
Otokar Otomotiv Ve Savunma Sanayi A/S	1,081	28,898
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	33,638	56,081
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	90,403	80,330
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT	197,389	63,469
Sok Marketler Ticaret AS (a)	15,373	14,713
Tofas Turk Otomobil Fabrikasi A/S	12,620	71,939
Turk Hava Yollari AO (a)	543,691	819,646
Turk Telekomunikasyon A/S	22,224	16,116
Turkcell Iletisim Hizmetleri A/S	951,780	1,323,057
Turkiye Garanti Bankasi A/S	2,389,312	2,027,715
Turkiye Halk Bankasi A/S	211,969	71,988
Turkiye Is Bankasi A/S Class C (a)	2,583,117	1,398,566
Turkiye Petrol Rafinerileri AS	126,445	1,470,141
Turkiye Sigorta A/S (a)	157,146	59,641
Turkiye Vakiflar Bankasi TAO Class D	361,336	100,131
Ulker Biskuvi Sanayi A/S (a)	571,511	750,122
Yapi ve Kredi Bankasi A/S	2,564,203	652,648
		24,560,733
UNITED ARAB EMIRATES — 0.9%
Abu Dhabi Commercial Bank PJSC	2,272,976	5,278,579
Abu Dhabi Islamic Bank PJSC	63,590	118,937
Abu Dhabi National Oil Co. for Distribution PJSC	1,607,232	1,868,442
Agthia Group PJSC	75,808	106,291
Air Arabia PJSC	4,308,256	1,700,758
Ajman Bank PJSC (a)	1,701,913	381,802
Al Waha Capital PJSC	816,351	380,055
Aldar Properties PJSC	3,614,348	3,926,233
Arabtec Holding PJSC (a)(f)	504,845	—
Bank of Sharjah (a)	1,184,308	199,908
Depa, Ltd. (a)	1,444,061	70,767
Deyaar Development PJSC (a)	2,738,262	361,568
Dubai Financial Market PJSC (a)	1,754,004	1,356,195
Dubai Investments PJSC (a)	1,487,971	781,853
Dubai Islamic Bank PJSC	199,042	291,541
Emaar Properties PJSC	3,569,557	4,752,218
Emirates NBD Bank PJSC	516,856	1,906,698
Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	857,426	$7,399,955
Eshraq Investments PJSC (a)	4,199,562	407,031
First Abu Dhabi Bank PJSC	2,805,480	14,390,015
Gulf General Investment Co. (a)(f)	638,957	—
Gulf Pharmaceutical Industries PSC (a)	78,696	39,422
Invest bank PSC (a)	76,929	9,425
National Central Cooling Co. PJSC (a)	2,014,452	1,387,556
Network International Holdings PLC (a)(c)	172,936	684,429
Orascom Construction PLC (a)(d)	5,522	27,610
Orascom Construction PLC (d)	26,000	125,598
RAK Properties PJSC	3,349,049	702,990
Ras Al Khaimah Ceramics (a)	213,269	165,480
SHUAA Capital PSC	4,527,116	844,278
Union Properties PJSC (a)	1,042,332	90,525
		49,756,159
UNITED STATES — 0.2%
Ideanomics, Inc. (a)(b)	243,936	292,723
IntelliEPI, Inc.	256,000	660,657
JBS SA	507,737	3,459,357
JS Global Lifestyle Co., Ltd. (c)	606,000	1,021,362
Legend Biotech Corp. ADR (a)	60,158	2,803,964
Newegg Commerce, Inc. (a)	5,876	60,934
Parade Technologies, Ltd.	33,000	2,522,681
Seanergy Maritime Holdings Corp. (a)(b)	82,951	76,182
Titan Cement International SA (a)	32,256	490,799
		11,388,659
TOTAL COMMON STOCKS (Cost $4,818,728,082)		5,591,822,307

PREFERRED STOCKS — 0.0% (e)
PHILIPPINES — 0.0% (e)
Cebu Air, Inc. , 6.00% 3/29/27 6.00% (a) (Cost: $532,816)	681,137	598,420
RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Seazen Group, Ltd. (expiring 01/19/22) (a)	23,238	—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
INDONESIA — 0.0% (e)
Bumi Resources Minerals Tbk PT (expiring 01/04/22) (a)	6,711,060	$22,602
TOTAL RIGHTS (Cost $0)		22,602
WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Comfort Gloves Bhd (expiring 06/26/26) (a)	75,600	3,901
Frontken Corp. Bhd (expiring 05/03/26) (a)	348,950	48,581
GDEX Bhd, (expiring 01/04/28) (a)	160,612	3,470
Hong Seng Consolidated Bhd (expiring 10/03/24) (a)	254,133	24,096
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	3,443
SKP Resources Bhd (expiring 04/25/26) (a)	108,980	4,578
VS Industry Bhd (expiring 06/14/24) (a)	975,140	104,162
		192,231
SINGAPORE — 0.0% (e)
Guan Chong Bhd (expiring 11/4/22) (a)	227,666	60,114
THAILAND — 0.0% (e)
Banpu PCL (expiring 10/01/22) (a)	1,517,819	205,374
Banpu PCL (expiring 10/01/23) (a)	1,517,819	139,037
BTS Group Holdings PCL (expiring 07/21/22) (a)	69,050	1,323
BTS Group Holdings PCL (expiring 07/22/22) (a)	138,100	2,067
BTS Group Holdings PCL (expiring 09/05/22) (a)	34,525	744
Srisawad Corp. PCL (expiring 8/29/25) (a)	9,740	2,916
		351,461
TOTAL WARRANTS (Cost $0)		603,806
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	4,291,478	4,291,478
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	77,579,865	$77,579,865
TOTAL SHORT-TERM INVESTMENTS (Cost $81,871,343)		81,871,343
TOTAL INVESTMENTS — 101.5% (Cost $4,901,132,241)		5,674,918,478
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(85,636,490)
NET ASSETS — 100.0%		$5,589,281,988
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $381,924, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	333	03/18/2022	$20,525,506	$20,417,895	$(107,611)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,478,118,879	$113,321,504	$381,924	$5,591,822,307
Preferred Stocks	598,420	—	—	598,420
Rights	22,602	—	—	22,602
Warrants	603,806	—	—	603,806
Short-Term Investments	81,871,343	—	—	81,871,343
TOTAL INVESTMENTS	$5,561,215,050	$113,321,504	$381,924	$5,674,918,478
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(107,611)	—	—	(107,611)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(107,611)	$—	$—	$(107,611)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	20.2%
Information Technology	17.8
Consumer Discretionary	13.5
Communication Services	9.6
Materials	9.5
Industrials	7.1
Consumer Staples	6.3
Energy	5.9
Health Care	4.9
Utilities	2.7
Real Estate	2.6
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,160,484	$24,160,484	$120,568,429	$140,437,435	$—	$—	4,291,478	$4,291,478	$2,831
State Street Navigator Securities Lending Portfolio II	94,447,065	94,447,065	196,215,964	213,083,164	—	—	77,579,865	77,579,865	271,121
Total		$118,607,549	$316,784,393	$353,520,599	$—	$—		$81,871,343	$273,952
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHILE — 0.4%
Aguas Andinas SA Class A	6,047,431	$1,100,178
CHINA — 29.6%
Agile Group Holdings, Ltd. (a)	1,340,000	727,037
Agricultural Bank of China, Ltd. Class H	10,875,000	3,738,312
Anhui Conch Cement Co., Ltd. Class H	1,567,500	7,831,167
Bank of China, Ltd. Class H	10,657,000	3,841,075
Bank of Communications Co., Ltd. Class H	5,640,000	3,407,309
CGN Power Co., Ltd. Class H (b)	10,369,000	3,152,076
China Cinda Asset Management Co., Ltd. Class H	6,551,000	1,193,184
China CITIC Bank Corp., Ltd. Class H	8,897,000	3,857,196
China Construction Bank Corp. Class H	4,075,000	2,822,493
China Overseas Land & Investment, Ltd.	3,697,000	8,753,719
China Power International Development, Ltd. (a)	5,764,000	3,881,456
China Resources Land, Ltd.	1,282,000	5,393,533
China Vanke Co., Ltd. Class H	2,054,900	4,781,228
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,508,000	535,787
CITIC Securities Co., Ltd. Class H	613,000	1,600,060
CITIC Telecom International Holdings, Ltd.	1,668,000	562,682
CITIC, Ltd.	7,239,000	7,149,584
Far East Horizon, Ltd. (a)	1,254,000	1,113,051
Guangdong Investment, Ltd.	4,630,000	5,885,266
Hengan International Group Co., Ltd. (a)	974,000	5,015,982
Industrial & Commercial Bank of China, Ltd. Class H	6,176,000	3,485,551
Jiangsu Expressway Co., Ltd. Class H	1,004,000	1,028,944
Lonking Holdings, Ltd.	4,801,000	1,348,613
Shenzhen Expressway Corp., Ltd. Class H	942,000	912,240
Shimao Group Holdings, Ltd. (a)(c)	2,401,500	1,570,957
Yanlord Land Group, Ltd.	1,056,800	870,117
Yuexiu Property Co., Ltd.	1,731,800	1,526,040
Zhenro Properties Group, Ltd. (a)	2,582,000	1,228,688
		87,213,347
CZECH REPUBLIC — 1.0%
CEZ A/S	76,961	2,912,641
Security Description	Shares	Value
GREECE — 1.2%
Hellenic Telecommunications Organization SA (c)	189,484	$3,502,646
INDONESIA — 0.7%
Indofood CBP Sukses Makmur Tbk PT	1,573,900	960,739
Indofood Sukses Makmur Tbk PT	2,457,800	1,090,727
		2,051,466
KUWAIT — 0.6%
Mobile Telecommunications Co. KSCP	938,434	1,847,372
MALAYSIA — 0.3%
Petronas Gas Bhd	193,400	835,622
MEXICO — 5.3%
Bolsa Mexicana de Valores SAB de CV	381,279	725,110
Kimberly-Clark de Mexico SAB de CV Class A	1,237,448	1,875,068
Megacable Holdings SAB de CV	225,238	767,779
Qualitas Controladora SAB de CV (a)	467,807	2,374,809
Wal-Mart de Mexico SAB de CV	2,688,882	9,997,412
		15,740,178
PHILIPPINES — 0.9%
Globe Telecom, Inc.	19,295	1,257,008
PLDT, Inc.	38,725	1,376,079
		2,633,087
QATAR — 0.9%
Masraf Al Rayan QSC	1,595,546	2,033,324
Qatar Electricity & Water Co. QSC	114,556	522,283
		2,555,607
RUSSIA — 4.9%
Federal Grid Co. Unified Energy System PJSC (c)	370,315,898	801,734
Inter Rao Use PJSC (c)	73,154,098	4,174,831
Magnit PJSC	121,726	8,838,194
Unipro PJSC	17,876,428	622,761
		14,437,520
SAUDI ARABIA — 2.2%
Saudi Electricity Co. (c)	999,730	6,385,448
SOUTH AFRICA — 5.3%
AVI, Ltd.	449,339	2,080,586
Equites Property Fund, Ltd. REIT	339,788	489,456
Sanlam, Ltd.	1,808,966	6,728,084
SPAR Group, Ltd.	229,439	2,402,497
Vodacom Group, Ltd.	473,686	3,995,464
		15,696,087

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
TAIWAN — 33.1%
AcBel Polytech, Inc.	1,873,000	$2,477,746
Bizlink Holding, Inc.	353,000	3,330,068
Charoen Pokphand Enterprise	478,000	1,392,518
Chicony Electronics Co., Ltd.	2,095,000	6,231,919
Compal Electronics, Inc. (c)	4,992,000	4,366,444
CTBC Financial Holding Co., Ltd. (c)	1,884,000	1,767,080
E.Sun Financial Holding Co., Ltd.	1,088,739	1,103,811
Far Eastern International Bank	821,471	319,182
Farglory Land Development Co., Ltd.	329,000	734,890
First Financial Holding Co., Ltd.	1,927,380	1,706,756
Getac Holdings Corp.	838,000	1,687,086
Hua Nan Financial Holdings Co., Ltd.	1,495,887	1,146,232
Huaku Development Co., Ltd.	316,000	1,043,930
King's Town Bank Co., Ltd.	422,000	618,502
Lien Hwa Industrial Holdings Corp.	1,122,762	2,511,981
Lite-On Technology Corp.	2,488,000	5,737,319
Mega Financial Holding Co., Ltd.	1,527,000	1,962,079
Pegatron Corp.	2,395,000	5,981,657
Quanta Computer, Inc.	1,153,000	3,946,546
Radiant Opto-Electronics Corp. (c)	1,319,000	4,815,087
Shanghai Commercial & Savings Bank, Ltd.	983,000	1,678,778
Simplo Technology Co., Ltd.	273,000	3,241,425
SinoPac Financial Holdings Co., Ltd.	3,481,000	2,031,957
Standard Foods Corp.	807,000	1,543,004
Sunny Friend Environmental Technology Co., Ltd.	71,000	511,964
Supreme Electronics Co., Ltd.	1,849,000	3,374,941
Synnex Technology International Corp.	2,414,000	5,776,080
Systex Corp.	194,000	594,615
Taishin Financial Holding Co., Ltd. (c)	2,203,503	1,509,249
Taiwan Cogeneration Corp.	369,000	505,479
Taiwan Cooperative Financial Holding Co., Ltd.	1,772,477	1,630,446
Taiwan Hon Chuan Enterprise Co., Ltd.	637,000	1,648,505
Taiwan Secom Co., Ltd.	144,000	541,295
Taiwan Union Technology Corp. (c)	860,000	3,170,564
Teco Electric and Machinery Co., Ltd.	1,376,000	1,574,092
Topco Scientific Co., Ltd.	375,000	2,141,540
Tripod Technology Corp.	731,000	3,289,460
Wistron Corp.	5,792,000	6,102,461
Security Description	Shares	Value
Zhen Ding Technology Holding, Ltd.	1,031,000	$3,745,093
		97,491,781
THAILAND — 4.9%
Advanced Info Service PCL NVDR	1,581,200	10,886,873
Pruksa Holding PCL NVDR	37,000	14,399
Ratch Group PCL NVDR (a)	1,629,600	2,195,240
Ratch Group PCL	476,600	642,030
TTW PCL NVDR	1,791,800	611,481
		14,350,023
TURKEY — 3.4%
Enka Insaat ve Sanayi A/S	1,704,915	1,933,472
Haci Omer Sabanci Holding A/S (c)	8,163,497	8,132,914
		10,066,386
UNITED ARAB EMIRATES — 5.1%
Emirates Telecommunications Group Co. PJSC	615,782	5,314,463
First Abu Dhabi Bank PJSC	1,920,067	9,848,508
		15,162,971
TOTAL COMMON STOCKS (Cost $287,690,058)		293,982,360

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	145,676	145,691
State Street Navigator Securities Lending Portfolio II (f) (g)	1,937,750	1,937,750
TOTAL SHORT-TERM INVESTMENTS (Cost $2,083,441)		2,083,441
TOTAL INVESTMENTS — 100.5% (Cost $289,773,499)		296,065,801
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,445,916)
NET ASSETS — 100.0%		$294,619,885
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	4	03/18/2022	$246,660	$245,260	$(1,400)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$293,340,330	$642,030	$—	$293,982,360
Short-Term Investments	2,083,441	—	—	2,083,441
TOTAL INVESTMENTS	$295,423,771	$642,030	$—	$296,065,801
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,400)	—	—	(1,400)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,400)	$—	$—	$(1,400)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	24.1%
Information Technology	21.8
Consumer Staples	12.8
Utilities	11.6
Communication Services	10.0
Real Estate	9.2
Industrials	7.1
Materials	3.2
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	101,985	$102,005	$2,325,730	$2,281,966	$(78)	$—	145,676	$145,691	$—
State Street Navigator Securities Lending Portfolio II	814,398	814,398	5,247,357	4,124,005	—	—	1,937,750	1,937,750	2,127
Total		$916,403	$7,573,087	$6,405,971	$(78)	$—		$2,083,441	$2,127
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 6.7%
4DS Memory, Ltd. (a)(b)	2,675,626	$178,969
88 Energy, Ltd. (a)	22,496,025	408,893
Abacus Property Group REIT	188,003	518,046
Actinogen Medical, Ltd. (a)(b)	17,428,238	2,027,392
Afterpay, Ltd. (a)	110,589	6,674,315
AGL Energy, Ltd.	374,476	1,671,694
Alcidion Group, Ltd. (a)(b)	986,210	197,182
Allkem, Ltd. (a)	141,906	1,072,997
ALS, Ltd.	256,051	2,434,998
Altium, Ltd.	60,418	1,985,057
Alumina, Ltd.	3,580,430	4,854,879
AMP, Ltd. (a)	1,963,513	1,441,848
Ampol, Ltd.	142,222	3,066,919
Ansell, Ltd.	309,408	7,088,336
Anteotech, Ltd. (a)(b)	8,836,458	1,959,487
APA Group Stapled Security	976,261	7,140,494
Archer Materials, Ltd. (a)(b)	304,756	249,269
Ardent Leisure Group, Ltd. (a)(b)	3,457,860	3,393,951
Aristocrat Leisure, Ltd.	544,510	17,248,756
ASX, Ltd.	107,953	7,291,465
Atlas Arteria, Ltd. Stapled Security	330,005	1,660,317
Aurizon Holdings, Ltd.	1,160,993	2,945,909
AusNet Services, Ltd.	966,397	1,805,731
Australia & New Zealand Banking Group, Ltd.	1,454,851	29,098,691
Bendigo & Adelaide Bank, Ltd.	321,002	2,123,799
Betmakers Technology Group, Ltd. (a)	9,075,543	5,278,700
BHP Group PLC	993,465	29,596,445
BHP Group, Ltd. (b)	1,395,388	42,102,456
Bigtincan Holdings, Ltd. (a)(b)	419,667	309,696
BlueScope Steel, Ltd.	446,461	6,784,130
Boral, Ltd. (a)	131,576	583,540
Boss Energy, Ltd. (a)(b)	597,816	977,945
BrainChip Holdings, Ltd. (a)(b)	996,286	492,558
Brambles, Ltd.	1,412,342	10,915,346
Breville Group, Ltd. (b)	47,706	1,099,503
BWP Trust REIT	2,153,652	6,498,124
carsales.com, Ltd.	218,806	3,991,391
Cettire, Ltd. (a)(b)	367,794	951,961
Chalice Mining, Ltd. (a)	593,282	4,140,919
Challenger, Ltd.	350,739	1,665,182
Charter Hall Group REIT	231,760	3,467,753
Charter Hall Long Wale REIT	282,622	1,037,676
CIMIC Group, Ltd.	62,892	772,763
Cleanaway Waste Management, Ltd.	1,036,999	2,359,864
Cochlear, Ltd.	29,001	4,556,929
Coles Group, Ltd.	623,517	8,132,706
Security Description	Shares	Value
Commonwealth Bank of Australia	890,138	$65,364,669
Computershare, Ltd.	284,453	4,136,232
Core Lithium, Ltd. (a)(b)	1,868,335	801,440
Crown Resorts, Ltd. (a)(b)	184,753	1,606,523
CSL, Ltd.	248,822	52,593,011
CSR, Ltd.	1,245,064	5,322,717
De Grey Mining, Ltd. (a)	614,850	543,138
Deterra Royalties, Ltd.	285,407	892,272
Dexus REIT	532,323	4,303,724
Domain Holdings Australia, Ltd.	85,225	350,090
Domino's Pizza Enterprises, Ltd.	32,217	2,764,661
Dubber Corp., Ltd. (a)	1,075,509	2,134,721
Eagers Automotive, Ltd.	86,927	849,412
Endeavour Group, Ltd.	562,643	2,757,129
Evolution Mining, Ltd.	768,398	2,268,175
Falcon Metals, Ltd. (a)	193,369	80,839
Family Zone Cyber Safety, Ltd. (a)	911,093	397,446
Fenix Resources, Ltd. (b)	1,257,035	246,760
Firefinch, Ltd. (a)	674,627	424,272
Flight Centre Travel Group, Ltd. (a)(b)	27,744	355,418
Fortescue Metals Group, Ltd.	903,875	12,624,090
Glencore PLC (a)	6,210,729	31,541,254
Goodman Group REIT	834,965	16,087,127
GPT Group REIT	929,956	3,664,595
GWA Group, Ltd.	1,192,462	2,384,194
Harvey Norman Holdings, Ltd. (b)	308,678	1,108,656
Iluka Resources, Ltd.	285,407	2,095,802
Imugene, Ltd. (a)	4,946,174	1,438,447
Incitec Pivot, Ltd.	892,870	2,103,282
Ingenia Communities Group REIT	820,094	3,708,672
Insignia Financial, Ltd.	308,102	810,900
Insurance Australia Group, Ltd.	2,191,291	6,786,940
IRESS, Ltd.	97,749	888,355
iTech Minerals, Ltd. (a)(b)	63,387	9,217
JB Hi-Fi, Ltd.	57,802	2,030,646
Kogan.com, Ltd. (a)(b)	77,634	497,834
LendLease Corp., Ltd. Stapled Security	297,681	2,313,626
Liontown Resources, Ltd. (a)	1,256,504	1,516,479
Livetiles, Ltd. (a)(b)	4,250,966	309,067
Mach7 Technologies, Ltd. (a)(b)	324,338	193,364
Macquarie Group, Ltd.	214,613	32,049,467
Magellan Financial Group, Ltd. (b)	73,660	1,137,498
Medibank Pvt, Ltd.	1,452,081	3,536,714
Megaport, Ltd. (a)	112,496	1,518,027
Mesoblast, Ltd. (a)(b)	376,545	386,012
Mineral Resources, Ltd.	79,144	3,222,333

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Minerals 260, Ltd. (a)(b)	103,188	$39,762
Mirvac Group REIT	1,998,863	4,229,026
National Australia Bank, Ltd.	1,474,299	30,913,286
Newcrest Mining, Ltd.	459,229	8,173,444
NEXTDC, Ltd. (a)	221,412	2,058,904
nib holdings, Ltd.	230,845	1,176,530
Nine Entertainment Co. Holdings, Ltd.	253,191	535,680
Northern Star Resources, Ltd.	589,162	4,030,776
Noxopharm, Ltd. (a)(b)	2,197,653	623,144
Oneview Healthcare PLC CDI (a)	1,643,645	316,678
Orica, Ltd.	160,917	1,601,658
Origin Energy, Ltd.	1,187,122	4,522,629
Orora, Ltd.	795,513	2,024,322
OZ Minerals, Ltd.	256,421	5,261,080
Paladin Energy, Ltd. (a)	718,724	459,843
Pendal Group, Ltd.	158,054	640,066
Perpetual, Ltd.	159,523	4,171,844
Pilbara Minerals, Ltd. (a)	876,923	2,040,214
Pointerra, Ltd. (a)(b)	667,418	196,525
PointsBet Holdings, Ltd. (a)(b)	426,347	2,185,328
PolyNovo, Ltd. (a)(b)	764,634	847,789
Premier Investments, Ltd.	50,503	1,113,296
Pro Medicus, Ltd. (b)	24,181	1,097,745
Qantas Airways, Ltd. (a)	533,908	1,944,771
QBE Insurance Group, Ltd.	715,304	5,902,702
Qube Holdings, Ltd.	984,165	2,268,253
Queensland Pacific Metals, Ltd. (a)	1,746,922	209,566
Ramsay Health Care, Ltd.	68,115	3,540,896
REA Group, Ltd.	27,310	3,328,616
Redbubble, Ltd. (a)(b)	272,355	647,511
Renascor Resources, Ltd. (a)	1,790,374	195,254
Rio Tinto PLC	535,226	35,463,914
Rio Tinto, Ltd.	205,291	14,942,103
Santos, Ltd.	1,754,795	8,050,449
Scentre Group REIT	2,756,382	6,332,728
SEEK, Ltd.	186,664	4,448,708
Shopping Centres Australasia Property Group REIT	545,160	1,177,185
Silver Mines, Ltd. (a)(b)	3,924,593	627,743
Sonic Healthcare, Ltd.	322,788	10,943,271
South32, Ltd. (b)(c)	928,708	2,729,618
South32, Ltd. (c)	1,668,019	4,863,061
Splitit, Ltd. (a)	589,367	107,125
Stockland REIT	1,312,741	4,046,777
Suncorp Group, Ltd.	658,773	5,302,098
Sydney Airport Stapled Security (a)	698,573	4,408,551
Tabcorp Holdings, Ltd.	1,772,367	6,468,770
Telix Pharmaceuticals, Ltd. (a)	305,966	1,724,008
Telstra Corp., Ltd.	2,286,768	6,949,647
Security Description	Shares	Value
Temple & Webster Group, Ltd. (a)(b)	145,311	$1,136,777
TPG TELECOM, Ltd. (b)	123,722	529,818
Transurban Group Stapled Security	1,473,326	14,803,733
Treasury Wine Estates, Ltd.	660,263	5,942,948
TUAS, Ltd. (a)	216	320
Uniti Group, Ltd. (a)	341,486	1,104,835
Venture Minerals, Ltd. (a)	3,546,497	110,875
Vicinity Centres REIT	1,722,426	2,116,370
Wesfarmers, Ltd. (a)	623,531	26,882,960
West African Resources, Ltd. (a)	590,055	566,279
Westpac Banking Corp.	1,770,499	27,482,606
Whispir, Ltd. (a)(b)	412,025	629,082
WiseTech Global, Ltd.	73,192	3,117,291
Woodside Petroleum, Ltd.	589,902	9,405,521
Woolworths Group, Ltd.	562,643	15,548,738
Worley, Ltd.	484,194	3,742,114
Zip Co., Ltd. (a)(b)	80,458	253,292
		854,666,681
AUSTRIA — 0.4%
ams AG (a)	32,312	588,506
ANDRITZ AG	18,740	967,099
Erste Group Bank AG	186,183	8,754,922
IMMOFINANZ AG (a)(b)	48,213	1,235,819
Lenzing AG (a)	6,680	926,772
Mayr Melnhof Karton AG	4,412	886,060
Mondi PLC	380,289	9,405,406
Oesterreichische Post AG (b)	15,859	681,717
OMV AG	184,613	10,486,596
Raiffeisen Bank International AG	69,805	2,054,412
S IMMO AG	20,980	518,921
S&T AG (b)	24,167	402,897
Telekom Austria AG (a)	69,991	606,504
UNIQA Insurance Group AG	57,282	525,689
Vienna Insurance Group AG Wiener Versicherung Gruppe	17,921	507,456
Voestalpine AG	164,336	5,980,251
		44,529,027
BELGIUM — 0.8%
Ackermans & van Haaren NV	11,897	2,282,387
Aedifica SA REIT	61,943	8,093,736
Ageas SA/NV	172,483	8,934,524
Anheuser-Busch InBev SA/NV (a)	388,116	23,467,399
Barco NV	38,103	830,217
Befimmo SA REIT	13,066	501,479
Bekaert SA	51,173	2,277,710
Celyad Oncology SA (a)(b)	13,445	53,743
Etablissements Franz Colruyt NV	32,452	1,375,058
Euronav NV	94,915	841,911

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Fagron	32,368	$544,771
Galapagos NV (a)	22,219	1,243,663
Gimv NV	10,528	638,131
Groupe Bruxelles Lambert SA	58,315	6,509,559
KBC Ancora	18,845	900,939
KBC Group NV	177,971	15,272,242
Materialise NV ADR (a)(b)	5,040	120,305
Melexis NV	9,273	1,105,143
Proximus SADP	74,932	1,460,545
Shurgard Self Storage SA	12,432	812,916
Solvay SA (b)	39,155	4,550,665
Telenet Group Holding NV	23,957	873,439
Tessenderlo Group SA (a)	13,260	502,894
UCB SA	101,824	11,619,951
Umicore SA	103,780	4,219,165
VGP NV	3,771	1,097,825
		100,130,317
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	215,134	9,244,724
Yara International ASA	131,664	6,644,192
		15,888,916
BURKINA FASO — 0.0% (d)
Endeavour Mining PLC (b)	7,848	172,288
IAMGOLD Corp. (a)(b)	443,058	1,381,980
		1,554,268
CANADA — 9.2%
AbCellera Biologics, Inc. (a)(b)	94,296	1,348,433
AcuityAds Holdings, Inc. (a)(b)	175,376	660,879
AGF Management, Ltd. Class B	349,442	2,309,972
Agnico Eagle Mines, Ltd.	124,571	6,626,232
Aimia, Inc. (a)	122,336	479,407
Air Canada (a)(b)	138,617	2,318,788
Alamos Gold, Inc. Class A (b)	204,705	1,576,835
Algonquin Power & Utilities Corp. (b)	147,063	2,127,096
Alimentation Couche-Tard, Inc.	442,365	18,561,014
AltaGas, Ltd. (b)	76,615	1,656,459
ARC Resources, Ltd. (b)	297,500	2,708,506
Atco, Ltd. Class I	39,155	1,323,610
Athabasca Oil Corp. (a)(b)	178,793	168,439
Aurinia Pharmaceuticals, Inc. (a)(b)	54,792	1,253,093
Aurora Cannabis, Inc. (a)(b)	43,921	238,181
Aya Gold & Silver, Inc. (a)	46,337	350,329
B2Gold Corp.	583,166	2,299,146
Badger Infrastructure Solutions, Ltd. (b)	34,119	858,681
Ballard Power Systems, Inc. (a)(b)	84,318	1,060,692
Security Description	Shares	Value
Bank of Montreal	326,416	$35,193,441
Bank of Nova Scotia	628,600	44,564,090
Barrick Gold Corp.	1,042,565	19,850,127
BCE, Inc.	143,787	7,491,290
BlackBerry, Ltd. (a)(b)	339,250	3,174,552
Bombardier, Inc. Class B (a)(b)	1,260,490	1,676,462
Boralex, Inc. Class A (b)	38,284	1,051,094
Bragg Gaming Group, Inc. (a)(b)	65,278	331,778
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (a)(b)	5,616	353,192
Brookfield Asset Management, Inc. Class A	821,463	49,678,628
Burcon NutraScience Corp. (a)(b)	191,443	225,824
CAE, Inc. (a)	151,011	3,814,876
Cameco Corp.	350,522	7,653,404
Canada Goose Holdings, Inc. (a)(b)	30,686	1,137,223
Canadian Apartment Properties REIT	39,233	1,862,337
Canadian Imperial Bank of Commerce (b)	232,878	27,184,310
Canadian National Railway Co.	370,931	45,628,198
Canadian Natural Resources, Ltd.	685,228	28,995,319
Canadian Pacific Railway, Ltd. (b)	356,501	25,677,442
Canadian Solar, Inc. (a)(b)	23,840	745,954
Canadian Tire Corp., Ltd. Class A	44,243	6,355,104
Canadian Utilities, Ltd. Class A	61,317	1,781,040
Canadian Western Bank	232,639	6,685,505
Canopy Growth Corp. (a)(b)	90,227	788,589
Cargojet, Inc. (b)	6,908	910,949
CCL Industries, Inc. Class B	63,074	3,387,016
Cenovus Energy, Inc.	650,510	7,987,500
CES Energy Solutions Corp. (b)	164,313	264,066
CGI, Inc. (a)	116,561	10,321,298
Choice Properties Real Estate Investment Trust	78,440	943,280
CI Financial Corp.	126,658	2,651,180
Cineplex, Inc. (a)(b)	32,452	349,659
Colliers International Group, Inc.	15,043	2,243,439
Constellation Software, Inc.	10,253	19,050,133
Converge Technology Solutions Corp. (a)(b)	209,130	1,799,662
Crescent Point Energy Corp.	373,149	1,994,027
CT Real Estate Investment Trust	152,610	2,092,551
Descartes Systems Group, Inc. (a)(b)	42,448	3,515,742

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Docebo, Inc. (a)(b)	35,562	$2,389,381
Dollarama, Inc.	179,057	8,974,468
Dorel Industries, Inc. Class B (a)	25,630	415,753
Dye & Durham, Ltd. (b)	17,000	604,014
ECN Capital Corp. (b)	15,413	65,159
Element Fleet Management Corp. (b)	201,963	2,059,362
Emera, Inc.	76,650	3,836,293
Empire Co., Ltd. Class A	84,369	2,574,185
Enbridge, Inc.	1,015,588	39,726,242
Enerplus Corp.	81,814	864,029
Enghouse Systems, Ltd.	20,524	786,904
Enthusiast Gaming Holdings, Inc. (a)(b)	377,328	1,111,238
Exchange Income Corp. (b)	74,902	2,498,809
Fairfax Financial Holdings, Ltd.	20,368	10,033,475
Finning International, Inc.	73,212	1,847,760
Firm Capital Mortgage Investment Corp. (b)	305,352	3,468,948
First Capital Real Estate Investment Trust	70,286	1,049,435
First Majestic Silver Corp. (b)	143,962	1,603,567
FirstService Corp.	16,720	3,290,656
Fortis, Inc. (b)	220,929	10,674,343
Franco-Nevada Corp.	90,975	12,599,586
George Weston, Ltd.	37,495	4,353,415
Gildan Activewear, Inc.	121,623	5,163,790
GoldMining, Inc. (a)	114,786	139,035
Goodfood Market Corp. (a)(b)	259,179	835,102
Granite Real Estate Investment Trust	13,716	1,144,493
Great-West Lifeco, Inc.	159,206	4,784,436
H&R Real Estate Investment Trust	70,286	904,206
Home Capital Group, Inc. (a)	26,713	826,249
Hut 8 Mining Corp. (a)(b)	667,614	5,248,313
Hydro One, Ltd. (b)(e)	87,467	2,278,858
iA Financial Corp., Inc.	49,291	2,824,433
IGM Financial, Inc. (b)	41,738	1,507,412
Imperial Oil, Ltd.	129,991	4,694,763
Innergex Renewable Energy, Inc. (b)	265,191	3,904,962
Intact Financial Corp.	73,747	9,599,400
International Petroleum Corp. (a)	39,174	216,339
Keyera Corp. (b)	90,253	2,038,490
Kinross Gold Corp.	575,786	3,345,817
Kirkland Lake Gold, Ltd.	138,674	5,819,664
LifeWorks, Inc.	35,358	714,634
Lightspeed Commerce, Inc. (a)(b)	54,092	2,187,404
Linamar Corp.	25,630	1,520,370
Lithium Americas Corp. (a)(b)	36,563	1,065,788
Loblaw Cos., Ltd.	99,520	8,165,501
Magna International, Inc.	206,107	16,700,353
Security Description	Shares	Value
Manulife Financial Corp.	1,090,778	$20,819,901
Maple Leaf Foods, Inc. (b)	39,148	906,836
Methanex Corp. (b)	44,251	1,753,014
Metro, Inc.	128,577	6,852,554
Mogo, Inc. (a)(b)	84,779	289,275
MTY Food Group, Inc. (b)	86,953	4,356,083
National Bank of Canada	196,483	15,001,243
New Gold, Inc. (a)(b)	313,702	469,380
Northland Power, Inc.	79,085	2,376,025
Nutrien, Ltd.	406,660	30,610,167
Nuvei Corp. (a)(e)	27,676	1,796,645
Onex Corp.	42,589	3,347,374
Open Text Corp.	114,718	5,452,772
Osisko Gold Royalties, Ltd.	75,091	920,246
Pan American Silver Corp. (b)(c)	92,725	2,316,749
Parex Resources, Inc. (b)	191,155	3,270,284
Pembina Pipeline Corp. (b)	206,572	6,274,922
Peyto Exploration & Development Corp. (b)	69,801	522,202
Pizza Pizza Royalty Corp. (b)	142,103	1,352,237
Power Corp. of Canada	332,812	11,013,373
PrairieSky Royalty, Ltd. (b)	107,924	1,164,552
Precision Drilling Corp. (a)(b)	8,199	290,079
Premium Brands Holdings Corp. (b)	15,203	1,521,804
Pretium Resources, Inc. (a)(b)	95,641	1,349,264
Quebecor, Inc. Class B	86,697	1,959,545
Real Matters, Inc. (a)(b)	55,573	365,163
Restaurant Brands International, Inc.	119,905	7,280,777
RioCan Real Estate Investment Trust	81,789	1,485,366
Ritchie Bros Auctioneers, Inc.	56,177	3,442,712
Rogers Communications, Inc. Class B	295,997	14,113,842
Royal Bank of Canada	743,349	79,004,555
Russel Metals, Inc. (b)	30,717	817,807
Sandstorm Gold, Ltd. (a)(b)	90,553	562,753
Saputo, Inc.	137,286	3,097,535
Secure Energy Services, Inc. (b)	90,148	375,394
Shaw Communications, Inc. Class B	441,217	13,409,588
Sherritt International Corp. (a)(b)	296,728	95,139
Shopify, Inc. Class A (a)	54,717	75,446,346
SmartCentres Real Estate Investment Trust	35,431	902,920
SNC-Lavalin Group, Inc. (b)	104,469	2,556,416
SSR Mining, Inc. (b)	49,166	871,493
Stantec, Inc. (b)	40,831	2,297,320
Stella-Jones, Inc.	31,093	984,864
Sun Life Financial, Inc.	405,529	22,604,835
Suncor Energy, Inc.	998,092	25,008,599
Sundial Growers, Inc. (a)(b)	1,322,777	764,962

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
TC Energy Corp.	475,981	$22,168,359
Teck Resources, Ltd. Class B	308,525	8,898,045
TELUS Corp. (b)	542,949	12,804,853
Thomson Reuters Corp.	131,700	15,771,887
Tilray, Inc. (a)	205,506	1,451,224
Tilray, Inc. Class 2 (a)(b)	46,961	330,136
TMX Group, Ltd.	25,587	2,597,896
Torex Gold Resources, Inc. (a)	44,200	460,143
Toromont Industries, Ltd.	40,831	3,696,658
Toronto-Dominion Bank	1,014,486	77,888,495
Tourmaline Oil Corp.	66,454	2,148,582
TransAlta Corp.	145,383	1,617,093
Transat AT, Inc. (a)(b)	175,977	561,443
Trillium Therapeutics, Inc. (a)(b)	725	13,412
Vermilion Energy, Inc. (a)	58,019	730,319
Well Health Technologies Corp. (a)	23,279	90,488
West Fraser Timber Co., Ltd. (b)	1,951	186,396
Whitecap Resources, Inc. (b)	189,505	1,123,693
WSP Global, Inc.	32,278	4,692,403
Xenon Pharmaceuticals, Inc. (a)	66,058	2,063,652
Yamana Gold, Inc. (b)	613,459	2,583,701
Zymeworks, Inc. (a)(b)	18,797	308,083
		1,171,454,780
CHILE — 0.0% (d)
Antofagasta PLC	180,565	3,273,520
Lundin Mining Corp.	387,417	3,030,265
		6,303,785
CHINA — 0.5%
Alibaba Health Information Technology, Ltd. (a)(b)	2,654,000	2,243,354
BOC Hong Kong Holdings, Ltd.	11,000	36,049
BOE Varitronix, Ltd. (b)	361,000	463,966
Budweiser Brewing Co. APAC, Ltd. (b)(e)	675,500	1,771,863
China Evergrande New Energy Vehicle Group, Ltd. (a)(b)	1,020,500	460,752
China Glass Holdings, Ltd. (a)	1,002,000	222,344
China Shandong Hi-Speed Financial Group, Ltd. (a)	12,564,000	1,289,227
China Tobacco International HK Co., Ltd. (b)	288,000	579,967
China Traditional Chinese Medicine Holdings Co., Ltd.	2,534,000	1,680,384
Chow Tai Fook Jewellery Group, Ltd.	614,400	1,104,869
Differ Group Holding Co., Ltd. (a)(b)	3,610,000	1,134,448
Security Description	Shares	Value
ENN Energy Holdings, Ltd.	154,800	$2,914,798
Fosun International, Ltd.	879,000	948,192
Futu Holdings, Ltd. ADR (a)(b)	36,024	1,559,839
Gemdale Properties & Investment Corp., Ltd.	3,498,000	372,400
Glory Sun Land Group, Ltd. (a)	1,612,422	21,509
HC Group, Inc. (a)	753,500	64,754
HengTen Networks Group, Ltd. (a)(b)	3,056,400	1,156,495
Hutchmed China, Ltd. ADR (a)	31,039	1,088,848
Inspur International, Ltd. (a)	746,000	430,589
Kerry Logistics Network, Ltd.	561,500	1,372,727
Nexteer Automotive Group, Ltd.	320,000	397,317
Noble Group, Ltd. (a)(b)(f)	60,740	—
Prosus NV (a)	332,049	27,765,372
S-Enjoy Service Group Co., Ltd. (a)	282,000	404,392
Shangri-La Asia, Ltd. (a)	514,000	429,196
Towngas China Co., Ltd. (a)	1,474,000	1,281,854
VSTECS Holdings, Ltd.	882,000	826,985
Wharf Holdings, Ltd.	1,665,000	5,114,830
Wilmar International, Ltd.	1,702,000	5,226,629
Zensun Enterprises, Ltd. (b)	1,035,750	512,807
Zhongyu Gas Holdings, Ltd. (b)	277,000	295,251
		63,172,007
COLOMBIA — 0.0% (d)
Gran Tierra Energy, Inc. (a)	262,194	199,269
Millicom International Cellular SA SDR (a)	31,074	883,087
		1,082,356
DENMARK — 2.1%
Ambu A/S Class B	179,478	4,747,478
AP Moller - Maersk A/S Class A	1,698	5,654,591
AP Moller - Maersk A/S Class B	3,397	12,179,909
Ascendis Pharma A/S ADR (a)	18,476	2,485,576
Asetek A/S (a)	11,574	53,812
Bavarian Nordic A/S (a)	35,712	1,467,740
Carlsberg AS Class B	54,486	9,409,722
cBrain A/S	10,841	467,438
Chr. Hansen Holding A/S	51,058	4,023,591
Coloplast A/S Class B	45,935	8,083,970
Danske Bank A/S	525,893	9,082,163
DSV A/S	104,381	24,378,575
FLSmidth & Co. A/S	96,286	3,596,601
Genmab A/S (a)	28,879	11,612,977
GN Store Nord A/S	75,023	4,718,009
H&H International A/S Class B (a)	47,800	1,680,976

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ISS A/S (a)	94,263	$1,801,594
Jyske Bank A/S (a)	25,472	1,312,498
NNIT A/S (a)(e)	5,046	88,572
Novo Nordisk A/S Class B	888,725	99,875,827
Novozymes A/S Class B	114,748	9,425,118
Orphazyme A/S (a)	46,329	121,556
Orsted A/S (e)	106,148	13,555,263
Pandora A/S	64,684	8,064,422
SimCorp A/S	20,479	2,238,200
Vestas Wind Systems A/S	710,085	21,714,308
Zealand Pharma A/S (a)	50,795	1,126,922
		262,967,408
EGYPT — 0.0% (d)
Centamin PLC	1,196,277	1,439,148
FINLAND — 1.1%
Cargotec Oyj Class B	34,371	1,713,561
Caverion Oyj	137,153	996,651
Citycon Oyj (a)(b)	81,891	651,885
Elisa Oyj	80,073	4,928,113
Fortum Oyj	235,726	7,235,143
Huhtamaki Oyj	49,070	2,170,155
Kemira Oyj	51,600	782,198
Kesko Oyj Class B	156,993	5,238,141
Kone Oyj Class B	201,533	14,447,714
Konecranes Oyj	35,827	1,432,505
Metsa Board Oyj Class B	101,030	989,214
Metso Outotec Oyj	454,922	4,836,068
Neles Oyj	66,409	1,033,873
Neste Oyj	198,706	9,797,990
Nokia Oyj (a)(c)	2,078,380	13,174,334
Nokia Oyj (a)(c)	1,110,252	7,026,248
Nokian Renkaat Oyj	58,010	2,196,766
Nordea Bank Abp (c)	1,681,439	20,521,547
Nordea Bank Abp (c)	23,548	288,836
Orion Oyj Class B	52,793	2,192,521
Outokumpu Oyj (a)	316,230	1,977,892
QT Group Oyj (a)	15,834	2,405,658
Sampo Oyj Class A	231,227	11,585,634
Sanoma Oyj	41,028	635,469
Stora Enso Oyj Class R	294,970	5,413,998
Terveystalo Oyj (e)	67,182	904,568
Tokmanni Group Corp.	60,358	1,348,758
UPM-Kymmene Oyj	270,524	10,293,628
Uponor Oyj	66,237	1,577,299
Valmet Oyj	68,935	2,956,979
Wartsila OYJ Abp	235,735	3,313,441
YIT Oyj	65,413	320,908
		144,387,695
FRANCE — 7.7%
Accor SA (a)	184,989	5,985,011
Adevinta ASA (a)	71,554	951,803
Aeroports de Paris (a)	17,002	2,190,618
Air Liquide SA	229,584	40,029,225
Airbus SE (a)	309,028	39,486,288
Security Description	Shares	Value
Albioma SA	165,684	$6,458,894
Alstom SA	203,820	7,236,298
Alten SA	15,028	2,708,739
Arkema SA	22,223	3,129,936
Atos SE	44,744	1,902,510
AXA SA	1,042,615	31,046,546
BioMerieux	22,030	3,129,059
BNP Paribas SA	574,592	39,708,690
Bollore SA	282,942	1,583,067
Bouygues SA	169,431	6,067,395
Bureau Veritas SA	121,024	4,015,998
Capgemini SE	81,835	20,055,021
Carrefour SA	511,591	9,369,585
Casino Guichard Perrachon SA (a)	73,218	1,927,550
CGG SA (a)	363,386	262,988
Christian Dior SE	1,629	1,352,324
Cie de Saint-Gobain	344,013	24,204,255
Cie Generale des Etablissements Michelin SCA	80,120	13,133,859
Cie Plastic Omnium SA	37,504	974,968
Claranova SADIR (a)	62,756	397,509
CNP Assurances	80,834	1,999,356
Covivio REIT	31,874	2,617,041
Credit Agricole SA	671,296	9,580,640
Danone SA	278,993	17,319,811
Dassault Systemes SE	264,380	15,727,151
Edenred	212,766	9,816,213
Eiffage SA	27,313	2,809,718
Electricite de France SA	225,666	2,650,960
Elior Group SA (a)(e)	61,942	448,353
Elis SA (a)	95,958	1,660,858
Engie SA	852,444	12,615,760
EssilorLuxottica SA	125,119	26,641,498
Eurazeo SE	26,052	2,275,302
Eutelsat Communications SA	44,329	541,161
Faurecia SE (c)	38,292	1,821,515
Faurecia SE (c)	9,652	450,904
Fnac Darty SA (c)	17,381	1,136,526
Fnac Darty SA (c)	1,233	79,769
Focus Home Interactive SA (a)	4,649	259,055
Gaztransport Et Technigaz SA	11,650	1,089,679
Gecina SA REIT	22,246	3,109,142
Getlink SE	213,029	3,527,255
Hermes International	18,733	32,721,658
ICADE REIT	24,092	1,728,777
Imerys SA	20,296	843,365
Ipsen SA	18,697	1,711,609
Kering SA	39,214	31,523,605
Klepierre SA REIT (a)	99,395	2,356,717
Lagardere SA (a)	162,504	4,505,412
Legrand SA	142,381	16,661,119
L'Oreal SA	117,520	55,722,746

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	131,926	$109,069,056
McPhy Energy SA (a)	3,223	79,315
Nanobiotix SA (a)	44,151	367,024
Nexans SA	51,075	4,986,381
Novacyt SA (a)	39,480	196,647
Orange SA	1,090,855	11,677,015
Orpea SA	23,851	2,389,567
Pernod Ricard SA	109,568	26,353,048
Poxel SA (a)	12,394	69,288
Publicis Groupe SA	198,703	13,377,128
Renault SA (a)	125,714	4,366,772
Rexel SA (a)	154,213	3,126,865
Rubis SCA	54,013	1,612,983
Safran SA	172,965	21,176,265
Sanofi	591,979	59,631,911
Sartorius Stedim Biotech	12,114	6,645,561
SCOR SE	95,884	2,992,037
SEB SA	15,057	2,344,114
Societe BIC SA	13,684	736,367
Societe Generale SA	386,915	13,290,189
Sodexo SA	52,790	4,626,126
SOITEC (a)	10,421	2,550,283
Technicolor SA (a)	8,949	28,821
Teleperformance	30,580	13,632,023
Television Francaise 1	61,442	609,632
Thales SA	52,840	4,494,705
TotalEnergies SE	1,300,948	66,027,306
Ubisoft Entertainment SA (a)	82,661	4,048,669
Unibail-Rodamco-Westfield CDI (a)	380,041	1,317,993
Unibail-Rodamco-Westfield REIT (a)	50,360	3,528,939
Valeo	200,406	6,057,626
Vallourec SA (a)	6,597	66,019
Valneva SE (a)	73,818	2,056,672
Veolia Environnement SA	531,725	19,506,897
Vinci SA	249,747	26,387,576
Vivendi SE	575,549	7,782,174
Wendel SE	15,293	1,833,032
Worldline SA (a)(e)	60,774	3,387,188
		985,690,025
GERMANY — 6.9%
1&1 AG	22,204	606,514
Aareal Bank AG	25,632	838,317
adidas AG	102,521	29,519,791
ADLER Group SA (b)(e)	31,428	389,565
Affimed NV (a)	292,127	1,612,541
AIXTRON SE	57,967	1,177,991
Allianz SE	189,148	44,665,319
alstria office REIT-AG	80,674	1,791,730
Aroundtown SA	511,950	3,097,248
AURELIUS Equity Opportunities SE & Co. KGaA	26,971	829,355
Aurubis AG	15,278	1,529,967
Security Description	Shares	Value
BASF SE	469,236	$32,966,738
Bayer AG	472,993	25,280,713
Bayerische Motoren Werke AG	165,574	16,661,845
Bayerische Motoren Werke AG Preference Shares	22,221	1,852,270
Bechtle AG	40,992	2,934,017
Beiersdorf AG	43,087	4,428,487
Bilfinger SE (a)	64,566	2,195,391
BioNTech SE ADR (a)	41,155	10,609,759
Brenntag SE	81,713	7,394,892
CANCOM SE	27,734	1,867,745
Carl Zeiss Meditec AG (b)	18,731	3,937,469
CECONOMY AG (a)	85,199	367,207
Commerzbank AG (a)	481,047	3,659,194
CompuGroup Medical SE & Co. KgaA	20,664	1,671,961
Continental AG (a)	54,392	5,759,279
Covestro AG (e)	94,493	5,824,192
CTS Eventim AG & Co. KGaA (a)	23,949	1,752,831
CureVac NV (a)(b)	24,734	848,623
Daimler AG	482,684	37,100,700
Daimler Truck Holding AG (a)	239,917	8,809,795
Deutsche Bank AG (a)	1,064,600	13,339,083
Deutsche Boerse AG	121,651	20,350,032
Deutsche EuroShop AG	32,442	540,114
Deutsche Lufthansa AG (a)	190,222	1,336,860
Deutsche Pfandbriefbank AG (e)	107,976	1,297,893
Deutsche Post AG	592,779	38,114,073
Deutsche Telekom AG	1,433,513	26,572,107
Deutz AG (a)	62,023	463,399
DMG Mori AG	37,495	1,797,247
Duerr AG	23,982	1,094,166
DWS Group GmbH & Co. KGaA (e)	17,255	696,202
E.ON SE	1,061,903	14,723,008
Encavis AG	84,121	1,488,507
Evonik Industries AG	63,133	2,043,999
Evotec SE (a)	61,294	2,962,400
Fielmann AG	13,560	912,118
Fraport AG Frankfurt Airport Services Worldwide (a)	27,244	1,833,507
Freenet AG	68,102	1,802,159
Fresenius Medical Care AG & Co. KGaA	113,113	7,350,037
Fresenius SE & Co. KGaA	208,437	8,391,021
FUCHS PETROLUB SE Preference Shares	35,865	1,628,164
FUCHS PETROLUB SE	28,576	1,003,496
GEA Group AG	92,612	5,064,759
Gerresheimer AG	22,136	2,132,158
Grand City Properties SA	59,190	1,405,451
GRENKE AG	13,562	472,706
Hamborner REIT AG	265,010	3,019,118
Hannover Rueck SE	30,781	5,850,943

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Hapag-Lloyd AG (e)	13,911	$4,382,025
HeidelbergCement AG	74,900	5,069,691
Hella GmbH & Co. KGaA	22,157	1,501,737
HelloFresh SE (a)	67,171	5,159,167
Henkel AG & Co. KGaA Preference Shares	104,036	8,416,553
Henkel AG & Co. KGaA	58,097	4,538,864
HOCHTIEF AG	8,519	687,834
HUGO BOSS AG	34,101	2,074,711
Hypoport SE (a)	1,922	1,116,892
Infineon Technologies AG	594,368	27,550,301
Jenoptik AG	25,884	1,093,226
Jumia Technologies AG ADR (a)	65,298	744,397
Jungheinrich AG Preference Shares	23,949	1,222,298
K+S AG	111,205	1,920,330
KION Group AG	43,819	4,807,691
Krones AG	8,446	921,099
LANXESS AG	47,766	2,960,412
LEG Immobilien SE	32,697	4,562,356
Leoni AG (a)	17,008	191,771
Marley Spoon AG CDI (a)	150,720	103,006
Merck KGaA	108,041	27,890,173
METRO AG	85,199	893,310
MorphoSys AG (a)	11,878	450,480
MTU Aero Engines AG	27,200	5,549,171
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	77,311	22,902,652
Nemetschek SE	27,169	3,485,134
New Work SE	1,580	390,799
Nordex SE (a)(b)	43,824	693,228
Norma Group SE	25,596	986,171
Northern Data AG (a)	15,638	1,369,332
PATRIZIA AG	39,672	924,857
Pfeiffer Vacuum Technology AG	3,358	824,843
Porsche Automobil Holding SE Preference Shares	91,919	8,722,005
ProSiebenSat.1 Media SE	116,522	1,856,448
Puma SE	48,127	5,883,476
Rational AG	1,702	1,742,737
Rheinmetall AG	22,171	2,094,180
RWE AG	283,115	11,500,351
Salzgitter AG (a)	52,908	1,890,446
SAP SE	546,708	77,652,353
Sartorius AG Preference Shares	23,914	16,186,461
Schaeffler AG Preference Shares	85,720	710,635
Scout24 SE (e)	32,460	2,267,227
Siemens AG	420,970	73,092,034
Siemens Energy AG (a)	213,854	5,469,449
Siemens Healthineers AG (e)	71,513	5,352,783
Siltronic AG	10,259	1,640,314
Sixt SE (a)	5,583	987,902
Security Description	Shares	Value
Sixt SE Preference Shares	8,523	$841,296
Software AG	25,656	1,023,494
Stabilus SA	11,997	880,655
Stroeer SE & Co. KGaA	20,918	1,648,504
Suedzucker AG	35,767	538,933
Symrise AG	64,686	9,584,986
TAG Immobilien AG	75,009	2,099,238
Talanx AG (a)	32,904	1,591,780
TeamViewer AG (a)(e)	50,219	675,029
Telefonica Deutschland Holding AG	267,031	741,253
Thyssenkrupp AG (a)	272,065	2,996,154
TUI AG (a)(b)	684,010	2,143,822
Uniper SE	106,191	5,047,784
United Internet AG	64,727	2,571,847
Varta AG (b)	13,786	1,795,066
Vitesco Technologies Group AG Class A (a)	10,827	531,898
Volkswagen AG	15,475	4,547,366
Volkswagen AG Preference Shares	93,342	18,839,235
Vonovia SE	390,731	21,550,451
Wacker Chemie AG	8,444	1,263,691
Wallstreet:Online AG (a)	27,244	669,208
Zalando SE (a)(e)	91,136	7,372,938
		881,054,113
GHANA — 0.0% (d)
Tullow Oil PLC (a)	945,260	594,703
HONG KONG — 1.9%
AIA Group, Ltd.	5,981,800	60,306,745
ASM Pacific Technology, Ltd.	164,800	1,780,896
Bank of East Asia, Ltd.	692,955	995,484
Cafe de Coral Holdings, Ltd.	140,000	249,606
Cathay Pacific Airways, Ltd. (a)(b)	1,274,000	1,044,195
Champion REIT	1,321,000	676,063
China Eco-Farming, Ltd. (a)	1,400	59
China Youzan, Ltd. (a)(b)	6,700,000	464,066
Chow Sang Sang Holdings International, Ltd.	508,000	710,234
CK Asset Holdings, Ltd.	641,031	4,041,234
CK Infrastructure Holdings, Ltd.	287,500	1,830,917
CLP Holdings, Ltd.	853,500	8,621,157
Dah Sing Banking Group, Ltd.	505,725	432,016
Dah Sing Financial Holdings, Ltd.	46,885	141,924
Dairy Farm International Holdings, Ltd. (b)	296,700	848,562
Esprit Holdings, Ltd. (a)(b)	2,629,728	239,486
Fortune Real Estate Investment Trust	1,400,000	1,438,375
Glory Sun Financial Group, Ltd. (a)(b)	16,284,000	417,737

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Haitong International Securities Group, Ltd.	1,236,000	$266,342
Hang Lung Group, Ltd.	1,674,000	3,577,189
Hang Lung Properties, Ltd.	1,625,000	3,343,253
Hang Seng Bank, Ltd.	132,300	2,421,560
Henderson Land Development Co., Ltd.	215,869	919,263
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	2,637,500	2,588,006
HKBN, Ltd.	651,500	799,720
HKT Trust & HKT, Ltd. Stapled Security	1,657,900	2,228,595
Hong Kong & China Gas Co., Ltd.	4,699,625	7,318,016
Hong Kong Exchanges & Clearing, Ltd.	666,639	38,939,933
Hong Kong Technology Venture Co., Ltd. (b)	1,164,000	1,269,063
Hongkong Land Holdings, Ltd.	1,190,500	6,190,600
Hysan Development Co., Ltd.	377,841	1,167,986
Jardine Matheson Holdings, Ltd.	145,805	8,020,733
Johnson Electric Holdings, Ltd.	110,500	234,144
Kerry Properties, Ltd.	574,000	1,494,581
Landing International Development, Ltd. (a)	132,000	3,945
Link REIT	1,556,068	13,701,893
LK Technology Holdings, Ltd. (b)	92,500	190,071
Long Well International Holdings Ltd (f)	3,424,000	—
Luk Fook Holdings International, Ltd.	132,000	355,553
Man Wah Holdings, Ltd.	681,600	1,056,107
Melco International Development, Ltd. (a)	229,000	279,336
Melco Resorts & Entertainment, Ltd. ADR (a)	76,652	780,317
Modern Dental Group, Ltd.	756,000	537,209
New World Development Co., Ltd.	631,129	2,497,381
NWS Holdings, Ltd.	1,411,000	1,322,988
Pacific Basin Shipping, Ltd.	13,462,000	4,938,409
Pacific Textiles Holdings, Ltd.	1,380,000	651,386
PAX Global Technology, Ltd.	1,280,000	906,276
PCCW, Ltd.	1,596,875	809,058
Perfect Medical Health Management, Ltd.	1,057,000	767,367
Power Assets Holdings, Ltd.	102,500	638,957
Prosperity REIT	1,461,000	577,181
Realord Group Holdings, Ltd. (a)(b)	550,000	686,415
Shun Tak Holdings, Ltd. (a)	760,000	209,587
Sino Land Co., Ltd.	3,641,858	4,535,798
Security Description	Shares	Value
Solomon Systech International, Ltd. (b)	4,028,000	$397,825
Stella International Holdings, Ltd.	580,500	702,143
Sun Hung Kai Properties, Ltd.	786,009	9,537,403
SUNeVision Holdings, Ltd.	1,126,000	1,065,875
Sunlight Real Estate Investment Trust	1,161,000	646,299
Swire Pacific, Ltd. Class A	25,500	145,059
Swire Pacific, Ltd. Class B	892,500	874,607
Swire Properties, Ltd.	662,600	1,660,686
Techtronic Industries Co., Ltd.	829,500	16,512,756
Value Partners Group, Ltd. (b)	402,000	200,580
Vitasoy International Holdings, Ltd. (a)(b)	230,000	464,348
Viva China Holdings, Ltd. (b)	1,280,000	252,838
VTech Holdings, Ltd. (b)	160,800	1,259,167
Wharf Real Estate Investment Co., Ltd.	167,000	848,249
Yue Yuen Industrial Holdings, Ltd. (a)	731,000	1,222,662
Yuexiu Real Estate Investment Trust	421,000	174,420
Zhuguang Holdings Group Co., Ltd. (b)	3,046,000	632,931
		237,060,822
INDONESIA — 0.0% (d)
First Pacific Co., Ltd.	3,018,000	1,110,996
IRELAND — 0.7%
AerCap Holdings NV (a)	42,636	2,789,247
Amarin Corp. PLC ADR (a)(b)	148,898	501,786
Bank of Ireland Group PLC (a)	474,087	2,688,110
C&C Group PLC (a)	270,748	851,512
CRH PLC	428,245	22,655,245
Dalata Hotel Group PLC (a)	262,066	1,108,640
Flutter Entertainment PLC (a)(c)	45,104	7,129,624
Flutter Entertainment PLC (a)(c)	20,072	3,197,135
Glanbia PLC	64,706	905,079
Greencore Group PLC (a)	223,448	391,931
ICON PLC (a)	32,286	9,998,974
Kerry Group PLC Class A	79,997	10,302,643
Kingspan Group PLC	74,905	8,944,104
Ryanair Holdings PLC ADR (a)	64,431	6,593,224
Smurfit Kappa Group PLC	100,650	5,544,401
		83,601,655
ISRAEL — 0.7%
Airport City, Ltd. (a)	32,395	725,359
Alony Hetz Properties & Investments, Ltd.	73,418	1,366,503

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Amot Investments, Ltd.	92,088	$747,971
Bank Hapoalim BM	548,575	5,657,775
Bank Leumi Le-Israel BM	695,362	7,473,287
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	1,112,727	1,837,265
Biondvax Pharmaceuticals, Ltd. ADR (a)(b)	85,181	200,175
Check Point Software Technologies, Ltd. (a)	75,353	8,783,146
Chemomab Therapeutics, Ltd. ADR (a)	32,689	225,554
Compugen, Ltd. (a)(b)	63,666	273,764
Electra, Ltd.	1,081	749,517
Enlight Renewable Energy, Ltd. (a)	411,806	1,012,711
Enlivex Therapeutics, Ltd. (a)(b)	19,863	124,144
First International Bank Of Israel, Ltd.	26,021	1,082,676
Gav-Yam Lands Corp., Ltd.	74,877	923,813
Global-e Online, Ltd. (a)	18,579	1,177,723
Harel Insurance Investments & Financial Services, Ltd.	57,799	656,284
Icecure Medical, Ltd. (a)	147,112	442,886
ICL Group, Ltd.	230,125	2,218,883
Isracard, Ltd.	27,336	134,818
Israel Discount Bank, Ltd. Class A	593,591	3,993,637
Melisron, Ltd. (a)	10,410	969,959
Mivne Real Estate KD, Ltd.	296,931	1,276,487
Nano Dimension, Ltd. ADR (a)(b)	85,872	326,314
Nice, Ltd. (a)	32,410	9,910,229
Nova Ltd. (a)	13,151	1,895,918
Oramed Pharmaceuticals, Inc. (a)	28,827	411,650
Paz Oil Co., Ltd. (a)	4,928	612,279
Phoenix Holdings, Ltd.	73,068	944,456
Plus500, Ltd.	53,487	985,621
Radware, Ltd. (a)	20,360	847,790
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	84,358	6,323,327
Redhill Biopharma, Ltd. ADR (a)(b)	18,562	47,890
REIT 1, Ltd.	786,162	5,612,556
Sapiens International Corp. NV	13,066	454,648
Shapir Engineering and Industry, Ltd.	70,896	626,866
Shikun & Binui, Ltd. (a)	112,269	718,905
Shufersal, Ltd.	1,019,551	8,484,247
Sisram Medical, Ltd. (e)	297,600	362,252
Strauss Group, Ltd.	184,947	5,763,995
Teva Pharmaceutical Industries, Ltd. ADR (a)	562,585	4,506,306
Security Description	Shares	Value
Wix.com, Ltd. (a)	22,017	$3,474,062
		94,363,648
ITALY — 1.8%
A2A SpA	766,403	1,499,072
AMCO - Asset Management Co. SpA (b)(f)	102	—
Amplifon SpA	42,711	2,304,691
Anima Holding SpA (e)	142,693	728,594
Assicurazioni Generali SpA (b)	160,958	3,410,061
Atlantia SpA (a)	213,576	4,239,445
Autogrill SpA (a)(b)	96,719	686,990
Azimut Holding SpA	54,943	1,542,035
Banca Generali SpA	37,513	1,653,066
Banca IFIS SpA	100,987	1,960,360
Banca Mediolanum SpA	128,655	1,269,940
Banca Monte dei Paschi di Siena SpA (a)(b)	8,281	8,400
Banca Popolare di Sondrio SCPA	378,160	1,590,301
Banco BPM SpA	526,102	1,579,467
BFF Bank SpA (e)	151,190	1,219,007
Biesse SpA (a)	5,165	143,434
BPER Banca	723,645	1,500,199
Brembo SpA	231,293	3,295,720
Brunello Cucinelli SpA (a)	17,400	1,201,088
Buzzi Unicem SpA	59,326	1,280,158
Cerved Group SpA (a)	99,027	1,157,667
Davide Campari-Milano NV	42,300	618,371
De' Longhi SpA	38,359	1,374,961
DiaSorin SpA	12,057	2,295,943
Enav SpA (a)(e)	127,593	570,238
Enel SpA	2,890,162	23,158,028
Eni SpA	1,313,875	18,258,370
ERG SpA	27,585	892,153
Esprinet SpA	209,523	3,073,677
Falck Renewables SpA (b)	61,337	604,056
Ferrari NV	55,369	14,324,677
FinecoBank Banca Fineco SpA	201,499	3,536,847
Hera SpA	378,135	1,574,285
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	275,497	1,209,319
Infrastrutture Wireless Italiane SpA (e)	120,052	1,458,067
Interpump Group SpA	102,940	7,544,732
Intesa Sanpaolo SpA	8,476,944	21,921,311
Iren SpA	1,558,798	4,704,652
Italgas SpA	169,179	1,164,346
Leonardo SpA (a)	370,614	2,655,211
Mediobanca Banca di Credito Finanziario SpA	218,784	2,515,379
MFE-MediaForEurope NV Class A (a)(b)	376,847	383,767

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MFE-MediaForEurope NV Class B (b)	376,847	$533,545
Moncler SpA	83,357	6,068,684
Nexi SpA (a)(e)	125,764	2,000,833
Pirelli & C SpA (e)	204,557	1,420,856
Poste Italiane SpA (e)	233,699	3,066,899
PRADA SpA	171,800	1,099,601
Prysmian SpA	106,308	4,002,781
Recordati Industria Chimica e Farmaceutica SpA	81,716	5,250,399
Reply SpA	71,500	14,530,058
Saipem SpA (a)(b)	514,940	1,080,413
Salvatore Ferragamo SpA (a)(b)	35,694	914,520
Snam SpA	1,129,616	6,808,375
Technogym SpA (e)	90,790	872,948
Telecom Italia SpA (c)	7,533,179	3,719,674
Telecom Italia SpA (c)	2,036,182	967,435
Terna - Rete Elettrica Nazionale	738,250	5,972,471
UniCredit SpA	1,026,453	15,809,668
Unipol Gruppo SpA	189,705	1,030,986
UnipolSai Assicurazioni SpA	297,646	839,438
Zignago Vetro SpA	205,241	4,014,480
		226,112,149
JAPAN — 21.1%
3-D Matrix, Ltd. (a)	177,400	807,239
ABC-Mart, Inc.	9,500	406,713
Acom Co., Ltd.	335,200	963,494
Activia Properties, Inc. REIT	169	610,516
ADEKA Corp.	22,400	499,334
Advance Residence Investment Corp. REIT	419	1,382,658
Advanced Media, Inc. (a)	6,800	37,970
Advantest Corp.	173,300	16,403,717
Aeon Co., Ltd.	681,820	16,039,689
AEON Financial Service Co., Ltd.	108,900	1,174,537
Aeon Mall Co., Ltd.	22,100	314,933
AEON REIT Investment Corp.	545	762,446
AGC, Inc.	164,100	7,823,447
AI inside, Inc. (a)(b)	1,800	93,161
Aica Kogyo Co., Ltd.	13,300	384,026
Aiming, Inc. (a)(b)	121,400	295,185
Ain Holdings, Inc.	6,000	298,554
Air Water, Inc.	164,100	2,530,864
Aisin Corp.	164,800	6,311,215
Ajinomoto Co., Inc.	336,000	10,203,569
Akita Bank, Ltd.	16,555	235,052
ALBERT, Inc. (a)(b)	10,100	366,619
Alconix Corp.	7,800	90,832
Alfresa Holdings Corp.	165,900	2,208,542
Alps Alpine Co., Ltd.	164,900	1,553,702
Amada Co., Ltd.	172,100	1,702,244
Amano Corp.	23,000	528,687
Security Description	Shares	Value
ANA Holdings, Inc. (a)	29,500	$615,976
AnGes, Inc. (a)(b)	38,900	129,717
Anritsu Corp. (b)	34,000	524,667
Aomori Bank, Ltd.	1,010	15,551
Aoyama Trading Co., Ltd.	2,100	12,200
Aozora Bank, Ltd. (b)	14,200	310,500
Arcs Co., Ltd.	21,600	400,094
As One Corp.	10,000	669,532
Asahi Group Holdings, Ltd.	345,636	13,428,644
Asahi Holdings, Inc.	33,200	591,029
Asahi Intecc Co., Ltd.	132,400	2,841,044
Asahi Kasei Corp.	679,150	6,375,417
Asics Corp.	165,300	3,660,414
Astellas Pharma, Inc.	1,203,200	19,543,968
Atom Corp. (b)	514,400	3,439,607
Awa Bank, Ltd.	2,310	43,570
Azbil Corp.	33,200	1,510,729
Bandai Namco Holdings, Inc.	166,300	12,988,600
Bank of Iwate, Ltd.	166,855	2,706,657
Bank of Kyoto, Ltd.	10,700	495,254
BASE, Inc. (a)(b)	61,500	328,983
BayCurrent Consulting, Inc.	3,100	1,197,951
Benefit One, Inc.	24,500	1,049,954
Benesse Holdings, Inc.	35,900	704,252
Bic Camera, Inc. (b)	132,400	1,107,214
Bridgestone Corp.	280,065	12,036,314
Brightpath Biotherapeutics Co., Ltd. (a)	159,100	154,741
Brother Industries, Ltd.	165,100	3,169,954
CAICA DIGITAL, Inc. (a)(b)	709,780	887,572
Calbee, Inc.	15,800	366,204
Can Do Co., Ltd. (b)	5,300	103,648
Canon Marketing Japan, Inc.	48,900	972,862
Canon, Inc. (b)	671,616	16,336,211
Capcom Co., Ltd.	35,200	827,768
Casio Computer Co., Ltd.	344,900	4,429,743
Central Japan Railway Co.	107,500	14,324,932
Change, Inc. (a)(b)	51,600	850,926
Chiba Bank, Ltd.	324,550	1,857,309
Chubu Electric Power Co., Inc.	338,765	3,565,483
Chugai Pharmaceutical Co., Ltd.	449,840	14,590,356
Chugoku Bank, Ltd.	164,100	1,283,957
Chugoku Electric Power Co., Inc.	164,600	1,330,751
Citizen Watch Co., Ltd.	167,000	722,209
CKD Corp.	26,100	529,683
Coca-Cola Bottlers Japan Holdings, Inc.	163,700	1,876,462
COLOPL, Inc.	2,000	11,411
Colowide Co., Ltd.	2,400	33,951
Comforia Residential REIT, Inc.	127	376,627
COMSYS Holdings Corp.	32,900	731,683
Concordia Financial Group, Ltd.	679,300	2,465,784

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COOKPAD, Inc. (a)(b)	164,800	$370,659
Cosmo Energy Holdings Co., Ltd.	8,700	169,837
Cosmos Pharmaceutical Corp.	6,000	882,115
Credit Saison Co., Ltd.	338,800	3,557,025
Creek & River Co., Ltd.	9,600	169,816
CrowdWorks, Inc. (a)	51,500	543,376
CyberAgent, Inc.	143,000	2,376,814
Dai Nippon Printing Co., Ltd.	154,500	3,881,451
Daicel Corp.	168,000	1,159,828
Daido Steel Co., Ltd.	8,500	307,803
Daifuku Co., Ltd.	10,600	865,269
Dai-ichi Life Holdings, Inc.	677,100	13,673,710
Daiichi Sankyo Co., Ltd.	1,015,395	25,791,588
Daiichikosho Co., Ltd.	15,000	453,302
Daikin Industries, Ltd.	174,310	39,492,405
Daio Paper Corp.	41,700	691,650
Daiseki Co., Ltd.	21,720	963,824
Daishi Hokuetsu Financial Group, Inc.	1,517	33,461
Daito Trust Construction Co., Ltd.	14,155	1,618,873
Daiwa House Industry Co., Ltd.	342,400	9,835,953
Daiwa House REIT Investment Corp.	1,529	4,627,298
Daiwa Office Investment Corp. REIT	92	559,246
Daiwa Securities Group, Inc.	1,545,750	8,707,638
Daiwa Securities Living Investments Corp. REIT	570	586,557
Daiwabo Holdings Co., Ltd.	40,000	639,139
DCM Holdings Co., Ltd.	49,200	455,021
DD Holdings Co., Ltd. (a)	5,300	25,682
Demae-Can Co., Ltd. (a)(b)	1,200	9,587
DeNA Co., Ltd.	164,700	2,532,966
Denka Co., Ltd.	7,000	228,561
Denso Corp.	310,710	25,711,047
Dentsu Group, Inc. (b)	165,900	5,906,734
Descente, Ltd.	37,600	1,382,797
DIC Corp.	36,700	922,958
Digital Garage, Inc.	12,500	531,349
Dip Corp.	32,300	1,098,124
Disco Corp.	7,100	2,167,209
DMG Mori Co., Ltd.	27,200	466,974
Dowa Holdings Co., Ltd.	4,400	184,742
Duskin Co., Ltd.	18,300	446,396
East Japan Railway Co.	175,300	10,767,200
Ebara Corp.	3,800	210,864
Eisai Co., Ltd.	170,551	9,672,777
Electric Power Development Co., Ltd.	158,100	2,096,467
EM Systems Co., Ltd. (b)	32,700	214,394
ENEOS HoldingS, Inc.	1,868,600	6,982,403
en-japan, Inc.	33,700	951,109
euglena Co., Ltd. (a)(b)	5,000	30,828
Security Description	Shares	Value
EXEO Group, Inc.	12,400	$261,019
Ezaki Glico Co., Ltd.	2,700	85,815
FAN Communications, Inc.	5,200	17,521
Fancl Corp.	16,900	503,382
FANUC Corp.	116,655	24,697,572
Fast Retailing Co., Ltd.	23,800	13,498,137
Feed One Co., Ltd.	511,880	3,116,043
FFRI Security, Inc. (a)	7,500	84,734
Financial Products Group Co., Ltd.	169,100	1,004,424
FINDEX, Inc. (b)	150,800	1,317,397
Fixstars Corp.	7,700	59,578
Focus Systems Corp.	13,300	114,226
Food & Life Cos., Ltd.	27,000	1,019,930
Foster Electric Co., Ltd.	172,100	1,089,496
FP Corp.	11,600	394,876
Freee KK (a)	3,100	171,213
Frontier Real Estate Investment Corp. REIT (b)	177	763,918
Fuji Corp.	29,600	663,690
Fuji Electric Co., Ltd.	38,300	2,088,698
Fuji Kyuko Co., Ltd.	11,500	407,451
Fuji Oil Holdings, Inc.	20,000	402,935
Fuji Seal International, Inc.	17,500	321,871
Fuji Soft, Inc.	10,800	520,516
FUJIFILM Holdings Corp.	291,110	21,553,592
Fujikura, Ltd. (a)	142,400	698,676
Fujitec Co., Ltd.	30,500	667,448
Fujitsu General, Ltd.	23,800	564,437
Fujitsu, Ltd.	160,651	27,525,025
Fukuoka Financial Group, Inc. (b)	341,834	5,850,852
Fukuoka REIT Corp.	10	14,485
Fukuyama Transporting Co., Ltd.	9,000	306,760
Funai Soken Holdings, Inc. (b)	41,400	940,492
Furukawa Electric Co., Ltd.	167,355	3,374,567
Fuyo General Lease Co., Ltd.	10,000	692,111
GA Technologies Co., Ltd. (a)(b)	15,300	173,122
Gakujo Co., Ltd.	17,400	164,095
giftee, Inc. (a)	8,200	139,355
Glory, Ltd.	15,000	285,137
GLP J-Reit	1,718	2,967,393
GMO internet, Inc.	26,400	622,431
GMO Payment Gateway, Inc.	7,400	922,148
GNI Group, Ltd. (a)(b)	36,900	474,568
Goldwin, Inc.	7,600	439,547
GS Yuasa Corp.	3,400	75,526
Gumi, Inc.	15,300	91,544
GungHo Online Entertainment, Inc.	8,100	182,040
Gunma Bank, Ltd.	175,900	537,682
Gurunavi, Inc. (a)(b)	5,200	19,146
H.U. Group Holdings, Inc.	20,000	507,143
Hachijuni Bank, Ltd.	333,300	1,137,483

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Hakuhodo DY Holdings, Inc.	168,500	$2,803,578
Hamamatsu Photonics KK	164,900	10,510,755
Hankyu Hanshin Holdings, Inc.	169,600	4,808,684
Hankyu Hanshin REIT, Inc.	1,730	2,379,680
Hanwa Co., Ltd.	18,700	529,391
Harmonic Drive Systems, Inc. (b)	10,200	430,481
Haseko Corp.	168,900	2,091,541
Hazama Ando Corp.	124,400	934,445
Heiwa Real Estate REIT, Inc.	5,096	6,916,806
Hikari Tsushin, Inc.	5,000	768,964
Hino Motors, Ltd.	165,600	1,363,283
Hirogin Holdings, Inc.	158,900	950,737
Hirose Electric Co., Ltd.	8,240	1,383,888
HIS Co., Ltd. (a)(b)	46,700	758,360
Hisamitsu Pharmaceutical Co., Inc.	23,800	821,545
Hitachi Construction Machinery Co., Ltd.	13,700	395,576
Hitachi Metals, Ltd. (a)	135,700	2,511,195
Hitachi Transport System, Ltd.	18,400	862,837
Hitachi Zosen Corp.	96,000	665,260
Hitachi, Ltd.	546,695	29,576,743
Hokkoku Financial Holdings, Inc.	16,555	366,595
Hokuhoku Financial Group, Inc.	28,600	227,002
Hokuriku Electric Power Co.	166,500	845,838
Honda Motor Co., Ltd.	869,775	24,396,450
Horiba, Ltd.	4,900	287,647
Hoshino Resorts REIT, Inc.	98	555,721
Hoshizaki Corp.	15,400	1,156,789
House Foods Group, Inc.	12,000	302,306
Hoya Corp.	172,706	25,661,063
Hulic Co., Ltd.	171,100	1,622,519
Hulic Reit, Inc.	1,320	1,984,213
Hyakugo Bank, Ltd.	164,450	491,258
Ibiden Co., Ltd.	170,900	10,151,153
IBJ, Inc.	17,100	134,537
Ichigo Office REIT Investment Corp.	6,813	4,904,674
Idemitsu Kosan Co., Ltd.	143,194	3,652,128
IHI Corp.	30,800	619,450
Iida Group Holdings Co., Ltd.	150,500	3,497,356
Inaba Denki Sangyo Co., Ltd.	23,600	553,751
Industrial & Infrastructure Fund Investment Corp. REIT	160	308,593
Infomart Corp.	674,800	5,484,893
INFRONEER Holdings, Inc.	97,712	889,255
Inpex Corp.	514,500	4,476,827
Intage Holdings, Inc. (b)	334,200	5,102,024
Internet Initiative Japan, Inc.	23,000	948,721
Invincible Investment Corp. REIT	3,181	1,005,500
Security Description	Shares	Value
IR Japan Holdings, Ltd.	3,600	$214,771
Iriso Electronics Co., Ltd.	4,400	165,638
Isetan Mitsukoshi Holdings, Ltd.	173,400	1,279,927
Isuzu Motors, Ltd.	685,500	8,518,523
ITmedia, Inc.	9,100	146,747
Ito En, Ltd.	8,200	430,099
ITOCHU Corp.	731,650	22,352,001
Itochu Techno-Solutions Corp.	23,600	758,282
Itoham Yonekyu Holdings, Inc.	107,400	613,688
Iwatani Corp.	18,400	926,751
Iyo Bank, Ltd.	169,800	849,332
Izumi Co., Ltd.	6,100	170,835
J Front Retailing Co., Ltd.	164,500	1,495,649
JAFCO Group Co., Ltd.	13,700	787,582
Japan Airlines Co., Ltd. (a)	14,000	266,979
Japan Airport Terminal Co., Ltd. (a)	18,600	775,303
Japan Elevator Service Holdings Co., Ltd.	51,200	955,040
Japan Excellent, Inc. REIT	1,647	1,906,518
Japan Exchange Group, Inc.	340,200	7,438,875
Japan Hotel REIT Investment Corp.	1,719	838,937
Japan Logistics Fund, Inc. REIT	37	114,546
Japan Metropolitan Fund Invest REIT	11,749	10,110,945
Japan Post Bank Co., Ltd.	12,600	115,436
Japan Post Holdings Co., Ltd.	77,200	601,215
Japan Post Insurance Co., Ltd.	14,300	229,734
Japan Prime Realty Investment Corp. REIT	120	415,787
Japan Real Estate Investment Corp. REIT	151	856,263
Japan Steel Works, Ltd.	31,100	1,042,473
Japan Tobacco, Inc.	504,900	10,183,060
JCR Pharmaceuticals Co., Ltd.	24,400	471,240
Jeol, Ltd.	15,300	1,221,024
JFE Holdings, Inc.	340,910	4,342,972
JGC Holdings Corp.	165,800	1,383,646
JSR Corp.	336,100	12,769,202
J-Stream, Inc. (b)	9,400	60,732
JTEKT Corp.	166,800	1,455,725
Justsystems Corp.	13,100	612,027
Kadokawa Corp.	46,800	1,218,007
Kagome Co., Ltd. (b)	11,700	303,994
Kajima Corp.	165,937	1,903,545
Kakaku.com, Inc. (b)	168,200	4,484,165
Kaken Pharmaceutical Co., Ltd.	2,000	73,119
Kamigumi Co., Ltd.	18,400	348,011

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Kaneka Corp.	7,600	$249,142
Kansai Electric Power Co., Inc.	677,600	6,319,677
Kansai Paint Co., Ltd.	168,200	3,651,600
Kao Corp.	308,300	16,114,434
Katitas Co., Ltd.	20,300	780,057
Kawasaki Heavy Industries, Ltd.	40,200	725,419
Kawasaki Kisen Kaisha, Ltd.	33,700	2,025,131
KDDI Corp.	878,700	25,654,026
Keihan Holdings Co., Ltd.	22,700	521,594
Keikyu Corp.	169,900	1,696,713
Keio Corp.	14,700	647,206
Keisei Electric Railway Co., Ltd.	166,000	4,483,175
Kenedix Office Investment Corp. REIT	42	259,320
Kenedix Residential Next Investment Corp. REIT	223	430,488
Kenedix Retail REIT Corp.	237	582,441
Kewpie Corp.	5,500	118,449
Key Coffee, Inc. (b)	16,100	282,699
Keyence Corp.	120,600	75,697,694
Kikkoman Corp.	24,800	2,082,550
Kinden Corp.	43,500	652,755
Kintetsu Group Holdings Co., Ltd. (a)	24,410	681,500
Kirin Holdings Co., Ltd.	505,500	8,107,842
Kiyo Bank, Ltd.	344,200	4,217,500
KNT-CT Holdings Co., Ltd. (a)(b)	71,300	860,640
Kobayashi Pharmaceutical Co., Ltd.	14,300	1,122,591
Kobe Bussan Co., Ltd.	30,400	1,176,084
Kobe Steel, Ltd.	172,099	862,326
Koei Tecmo Holdings Co., Ltd. (b)	21,060	827,550
Koito Manufacturing Co., Ltd.	16,700	883,184
Kokuyo Co., Ltd.	133,200	1,982,587
Komatsu, Ltd.	565,520	13,227,633
Konami Holdings Corp.	26,100	1,251,114
Konica Minolta, Inc.	517,875	2,356,532
Kose Corp.	10,300	1,167,253
Kotobuki Spirits Co., Ltd.	9,600	459,346
K's Holdings Corp.	164,500	1,597,073
Kubota Corp.	696,650	15,447,838
Kuraray Co., Ltd. (b)	171,700	1,489,543
Kureha Corp.	8,000	571,056
Kurita Water Industries, Ltd.	171,210	8,117,812
Kusuri no Aoki Holdings Co., Ltd. (b)	7,000	443,142
Kyocera Corp.	171,500	10,703,578
Kyoritsu Maintenance Co., Ltd.	1,200	42,048
Kyowa Kirin Co., Ltd.	166,000	4,519,213
Kyudenko Corp.	8,200	252,790
Security Description	Shares	Value
Kyushu Electric Power Co., Inc.	174,200	$1,296,421
Kyushu Financial Group, Inc.	165,800	601,836
Kyushu Railway Co.	18,500	384,282
LaSalle Logiport REIT (a)	298	524,292
Lasertec Corp.	31,600	9,684,026
Lawson, Inc.	12,900	610,525
Leopalace21 Corp. (a)	1,600	2,557
LIKE, Inc.	6,200	95,998
Lion Corp.	164,300	2,192,949
Lixil Corp.	166,100	4,420,967
Locondo, Inc. (b)	26,200	294,183
M3, Inc.	325,500	16,374,639
Mabuchi Motor Co., Ltd. (b)	42,900	1,415,657
Makita Corp.	167,300	7,094,142
Mani, Inc.	21,000	290,869
Marubeni Corp.	1,707,050	16,595,393
Maruha Nichiro Corp.	10,200	213,026
Marui Group Co., Ltd.	166,400	3,128,444
Maruichi Steel Tube, Ltd.	10,200	225,604
MatsukiyoCocokara & Co.	39,260	1,452,369
Matsuya Co., Ltd. (a)	338,800	2,436,077
Maxvalu Tokai Co., Ltd.	5,100	122,235
Mazda Motor Corp.	341,400	2,623,759
McDonald's Holdings Co. Japan, Ltd.	20,100	888,446
Mebuki Financial Group, Inc.	504,500	1,038,309
Medical Data Vision Co., Ltd. (b)	3,800	41,117
Medipal Holdings Corp.	343,199	6,422,594
Medley, Inc. (a)(b)	28,100	578,813
MedPeer, Inc. (a)	15,500	482,545
MEIJI Holdings Co., Ltd.	29,100	1,733,542
Meiko Network Japan Co., Ltd. (b)	338,700	1,673,573
Meitec Corp.	10,500	617,298
Menicon Co., Ltd.	20,200	596,414
Mercari, Inc. (a)	25,300	1,287,465
Milbon Co., Ltd.	22,600	1,118,666
MINEBEA MITSUMI, Inc.	173,400	4,916,426
Mirait Holdings Corp.	39,700	653,996
MISUMI Group, Inc.	168,300	6,898,320
Mitsubishi Chemical Holdings Corp.	847,800	6,272,638
Mitsubishi Corp.	873,038	27,687,333
Mitsubishi Electric Corp.	1,243,550	15,750,229
Mitsubishi Estate Co., Ltd.	682,625	9,452,004
Mitsubishi Estate Logistics REIT Investment Corp. (a)	139	632,504
Mitsubishi Gas Chemical Co., Inc.	166,000	2,808,111
Mitsubishi HC Capital, Inc.	334,400	1,652,326
Mitsubishi Heavy Industries, Ltd.	31,410	725,276
Mitsubishi Logistics Corp.	4,500	112,739
Mitsubishi Materials Corp.	17,100	293,279
Mitsubishi Motors Corp. (a)	511,200	1,424,994

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	5,310,424	$28,817,541
Mitsui & Co., Ltd.	1,078,726	25,512,659
Mitsui Chemicals, Inc.	129,110	3,464,460
Mitsui Fudosan Co., Ltd.	514,200	10,174,154
Mitsui Fudosan Logistics Park, Inc. REIT	136	761,756
Mitsui High-Tec, Inc.	18,500	1,810,560
Mitsui Mining & Smelting Co., Ltd.	25,400	691,494
Mitsui OSK Lines, Ltd.	14,255	1,057,164
Miura Co., Ltd.	16,300	560,531
Mixi, Inc.	2,100	36,746
Mizuho Financial Group, Inc.	933,470	11,859,377
Mochida Pharmaceutical Co., Ltd.	12,000	362,642
Monex Group, Inc.	72,300	440,122
Money Forward, Inc. (a)	21,600	1,298,007
MonotaRO Co., Ltd.	104,000	1,872,190
Mori Hills REIT Investment Corp.	482	653,382
Mori Trust Sogo Reit, Inc.	237	298,012
Morinaga & Co., Ltd.	20,900	682,419
Morinaga Milk Industry Co., Ltd.	12,000	568,972
MS&AD Insurance Group Holdings, Inc.	341,199	10,515,525
Murata Manufacturing Co., Ltd.	369,200	29,358,381
Musashino Bank, Ltd.	170,455	2,662,920
Nabtesco Corp.	15,000	443,533
Nachi-Fujikoshi Corp.	1,500	53,667
Nagase & Co., Ltd.	137,500	2,224,502
Nagawa Co., Ltd. (b)	10,700	1,059,268
Nagoya Railroad Co., Ltd.	152,300	2,314,489
Nakanishi, Inc.	32,700	601,438
Nankai Electric Railway Co., Ltd.	29,100	549,629
NanoCarrier Co., Ltd. (a)	342,400	796,867
Nanto Bank, Ltd.	170,255	2,869,740
NEC Corp.	33,800	1,558,578
NEC Networks & System Integration Corp.	32,100	503,152
NET One Systems Co., Ltd.	18,600	500,716
Nexon Co., Ltd.	325,400	6,284,483
NexTone, Inc. (a)	18,000	719,031
NGK Insulators, Ltd.	169,800	2,866,495
NGK Spark Plug Co., Ltd.	151,400	2,633,444
NH Foods, Ltd.	28,800	1,035,404
NHK Spring Co., Ltd.	166,600	1,414,917
Nichias Corp.	24,600	592,596
Nichirei Corp.	163,500	3,780,995
Nidec Corp.	323,300	37,957,674
Nifco, Inc.	5,000	156,745
Nihon Kohden Corp.	21,800	597,273
Nihon M&A Center Holdings, Inc.	65,400	1,602,131
Security Description	Shares	Value
Nihon Parkerizing Co., Ltd.	40,600	$396,639
Nihon Unisys, Ltd.	19,300	541,349
Nikkon Holdings Co., Ltd.	14,700	276,499
Nikon Corp.	340,600	3,667,613
Nintendo Co., Ltd.	43,900	20,452,738
Nippon Accommodations Fund, Inc. REIT	119	685,137
Nippon Building Fund, Inc. REIT	284	1,652,382
Nippon Electric Glass Co., Ltd.	33,700	863,022
Nippon Express Co., Ltd.	27,000	1,597,890
Nippon Gas Co., Ltd.	43,500	576,071
Nippon Kayaku Co., Ltd.	113,300	1,164,927
Nippon Paint Holdings Co., Ltd.	727,900	7,926,591
Nippon Paper Industries Co., Ltd.	4,200	39,609
Nippon Prologis REIT, Inc. (a)	1,639	5,792,827
NIPPON REIT Investment Corp.	97	345,361
Nippon Sanso Holdings Corp.	164,800	3,596,391
Nippon Shinyaku Co., Ltd.	18,500	1,286,831
Nippon Shokubai Co., Ltd.	12,200	563,623
Nippon Steel Corp.	504,100	8,223,280
Nippon Suisan Kaisha, Ltd.	1,027,500	4,845,057
Nippon Telegraph & Telephone Corp.	615,900	16,847,597
Nippon Television Holdings, Inc.	2,000	20,286
Nippon Yusen KK	16,555	1,259,362
Nipro Corp.	143,200	1,354,216
Nishimatsu Construction Co., Ltd.	24,600	778,664
Nishi-Nippon Railroad Co., Ltd.	16,000	362,503
Nissan Chemical Corp.	24,900	1,444,418
Nissan Motor Co., Ltd. (a)	1,353,741	6,533,883
Nissei ASB Machine Co., Ltd.	4,300	118,371
Nisshin Seifun Group, Inc.	167,500	2,411,663
Nisshinbo Holdings, Inc.	152,000	1,154,965
Nissin Foods Holdings Co., Ltd.	10,400	757,727
Nitori Holdings Co., Ltd.	14,600	2,183,883
Nitto Boseki Co., Ltd.	14,600	373,384
Nitto Denko Corp.	165,700	12,792,089
NOF Corp.	11,300	570,127
NOK Corp.	53,700	583,843
Nomura Holdings, Inc.	2,006,885	8,743,469
Nomura Real Estate Holdings, Inc.	33,900	779,239
Nomura Real Estate Master Fund, Inc. REIT (a)	1,738	2,441,999
Nomura Research Institute, Ltd.	138,900	5,952,599
NSD Co., Ltd.	29,700	539,039
NSK, Ltd.	174,100	1,115,764

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
NTN Corp. (a)	322,700	$672,554
NTT Data Corp.	681,600	14,596,202
NTT UD REIT Investment Corp.	285	384,108
Obayashi Corp.	342,750	2,649,017
Obic Co., Ltd.	8,000	1,500,586
Odakyu Electric Railway Co., Ltd.	172,499	3,199,669
Ogaki Kyoritsu Bank, Ltd.	16,555	277,893
Oisix ra daichi, Inc. (a)	4,200	112,883
Oji Holdings Corp.	357,400	1,728,729
Oki Electric Industry Co., Ltd.	3,600	28,261
Okinawa Financial Group, Inc.	166,900	3,203,065
OKUMA Corp.	11,800	524,649
Olympus Corp.	685,200	15,765,163
Omron Corp.	165,600	16,480,188
OncoTherapy Science, Inc. (a)(b)	321,700	201,141
Ono Pharmaceutical Co., Ltd.	335,900	8,330,775
Open House Co., Ltd.	21,200	1,108,280
Oracle Corp. Japan	8,500	645,130
Oriental Land Co., Ltd.	141,200	23,781,633
ORIX Corp.	681,700	13,896,841
Orix JREIT, Inc.	1,624	2,535,671
Osaka Gas Co., Ltd.	181,600	2,997,886
OSG Corp.	39,500	612,626
Otsuka Corp.	28,300	1,349,199
Otsuka Holdings Co., Ltd.	336,700	12,189,677
Outsourcing, Inc. (b)	45,700	615,127
PALTAC Corp.	12,000	493,422
Pan Pacific International Holdings Corp.	202,000	2,783,848
Panasonic Corp.	1,209,750	13,289,338
Park24 Co., Ltd. (a)	50,100	685,664
Penta-Ocean Construction Co., Ltd.	159,600	900,873
PeptiDream, Inc. (a)	25,100	554,726
Persol Holdings Co., Ltd.	157,500	4,568,191
Pharma Foods International Co., Ltd. (b)	117,400	2,156,233
Pigeon Corp. (b)	150,200	2,866,915
Pilot Corp.	15,200	580,782
Pola Orbis Holdings, Inc.	30,800	512,732
Precision System Science Co., Ltd. (a)	34,700	146,146
Raccoon Holdings, Inc.	11,200	137,429
Rakus Co., Ltd.	31,300	842,603
Rakuten Group, Inc.	343,000	3,437,298
Raysum Co., Ltd. (b)	3,300	20,289
Recruit Holdings Co., Ltd.	846,900	51,275,123
Relo Group, Inc.	10,000	180,539
Renesas Electronics Corp. (a)	166,800	2,061,191
Rengo Co., Ltd.	179,000	1,352,351
RENOVA, Inc. (a)(b)	15,500	280,240
ReproCELL, Inc. (a)(b)	342,200	701,309
Security Description	Shares	Value
Resona Holdings, Inc.	1,189,700	$4,622,220
Resorttrust, Inc.	37,100	605,366
Ricoh Co., Ltd.	339,200	3,154,732
Ringer Hut Co., Ltd.	900	17,374
Rinnai Corp.	5,100	459,711
Riso Kyoiku Co., Ltd. (b)	528,018	1,802,015
Rock Field Co., Ltd. (b)	338,000	4,420,373
Rohm Co., Ltd.	12,300	1,118,327
Rohto Pharmaceutical Co., Ltd.	28,501	860,067
Ryohin Keikaku Co., Ltd.	134,000	2,041,040
Sakata Seed Corp.	12,700	362,290
San-In Godo Bank, Ltd.	164,550	925,955
Sanken Electric Co., Ltd.	11,100	608,232
Sankyo Co., Ltd.	10,000	258,868
Sankyu, Inc.	7,300	302,384
Sanrio Co., Ltd.	3,900	84,635
Sansan, Inc. (a)	32,400	705,369
Santen Pharmaceutical Co., Ltd.	174,200	2,128,430
Sanwa Holdings Corp.	164,800	1,755,978
Sapporo Holdings, Ltd. (b)	17,300	327,957
Sawai Group Holdings Co., Ltd.	12,300	469,441
SBI Holdings, Inc.	165,400	4,502,879
SCREEN Holdings Co., Ltd.	13,100	1,407,208
SCSK Corp.	39,300	781,188
Secom Co., Ltd.	170,648	11,834,440
Sega Sammy Holdings, Inc.	152,700	2,396,152
Seibu Holdings, Inc.	166,300	1,553,895
Seiko Epson Corp.	174,500	3,138,288
Seino Holdings Co., Ltd.	165,500	1,674,330
Sekisui Chemical Co., Ltd.	173,300	2,892,472
Sekisui House REIT, Inc.	3,266	2,430,604
Sekisui House, Ltd.	340,600	7,302,691
Senko Group Holdings Co., Ltd.	56,600	455,631
Seria Co., Ltd.	20,100	582,115
Seven & i Holdings Co., Ltd.	401,328	17,620,723
Seven Bank, Ltd.	344,100	711,179
SG Holdings Co., Ltd.	309,600	7,240,266
Sharp Corp.	135,600	1,555,535
SHIFT, Inc. (a)	4,000	828,796
Shiga Bank, Ltd.	2,310	41,504
Shikoku Bank, Ltd.	1,820	12,265
Shikoku Electric Power Co., Inc.	165,600	1,164,830
Shimadzu Corp.	171,300	7,222,105
Shimamura Co., Ltd.	9,000	754,982
Shimano, Inc.	34,200	9,105,744
Shimizu Corp.	339,313	2,100,909
Shin-Etsu Chemical Co., Ltd.	179,817	31,105,507
Shinko Electric Industries Co., Ltd.	28,200	1,344,431
Shinsei Bank, Ltd.	51,200	832,770
Shionogi & Co., Ltd.	170,200	12,008,814

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Ship Healthcare Holdings, Inc.	19,200	$446,841
Shiseido Co., Ltd.	179,000	9,970,092
Shizuoka Bank, Ltd. (b)	329,000	2,348,469
SHO-BOND Holdings Co., Ltd.	17,600	790,170
Shochiku Co., Ltd. (a)	3,400	354,600
Showa Denko KK	141,000	2,957,014
Silver Life Co., Ltd. (a)(b)	31,100	356,763
Skylark Holdings Co., Ltd. (b)	159,300	2,090,246
Small & medium sized Enterprises Holdings, Inc. (a)(b)	879,900	404,973
SMC Corp.	25,500	17,181,581
SMS Co., Ltd.	189,200	7,442,803
Softbank Corp.	523,500	6,612,225
SoftBank Group Corp.	690,372	32,577,669
Sohgo Security Services Co., Ltd.	26,200	1,039,764
Sojitz Corp.	138,100	2,072,309
Sompo Holdings, Inc.	292,100	12,325,248
Sony Group Corp.	679,820	85,453,471
Sosei Group Corp. (a)	30,300	500,987
Sotetsu Holdings, Inc. (a)	11,800	215,803
Square Enix Holdings Co., Ltd.	24,700	1,265,512
Stanley Electric Co., Ltd.	157,673	3,941,996
Starts Proceed Investment Corp. REIT	51	105,361
Subaru Corp.	341,100	6,093,029
Sugi Holdings Co., Ltd.	8,100	490,270
SUMCO Corp.	163,400	3,333,130
Sumitomo Bakelite Co., Ltd.	15,300	774,599
Sumitomo Chemical Co., Ltd.	1,704,550	8,022,805
Sumitomo Corp.	857,775	12,666,809
Sumitomo Dainippon Pharma Co., Ltd.	151,800	1,746,646
Sumitomo Electric Industries, Ltd.	515,420	6,711,583
Sumitomo Forestry Co., Ltd.	162,500	3,141,201
Sumitomo Heavy Industries, Ltd.	14,800	358,449
Sumitomo Metal Mining Co., Ltd.	36,200	1,367,461
Sumitomo Mitsui Financial Group, Inc.	452,600	15,497,389
Sumitomo Mitsui Trust Holdings, Inc.	336,855	11,241,664
Sumitomo Osaka Cement Co., Ltd.	8,800	270,140
Sumitomo Realty & Development Co., Ltd.	188,700	5,543,590
Sumitomo Rubber Industries, Ltd.	166,100	1,690,497
Sun Corp. (b)	3,000	67,448
Sun Frontier Fudousan Co., Ltd.	3,100	27,001
Security Description	Shares	Value
Sundrug Co., Ltd.	3,900	$101,772
Suntory Beverage & Food, Ltd.	11,100	400,990
SuRaLa Net Co., Ltd. (a)	1,600	23,078
Suruga Bank, Ltd. (b)	165,200	728,771
Suzuken Co., Ltd.	11,800	340,202
Suzuki Motor Corp.	183,900	7,073,015
SymBio Pharmaceuticals, Ltd. (a)	36,600	363,918
Sysmex Corp.	138,600	18,715,905
Systena Corp.	124,300	464,148
T&D Holdings, Inc.	511,600	6,539,666
Tadano, Ltd.	5,200	50,033
Taiheiyo Cement Corp.	17,700	349,373
Taisei Corp.	156,387	4,746,408
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	289,410
Taiyo Yuden Co., Ltd.	175,700	10,100,595
Takara Bio, Inc.	19,600	450,023
Takara Holdings, Inc.	147,900	1,568,199
Takashimaya Co., Ltd.	115,100	1,069,489
Takeda Pharmaceutical Co., Ltd.	709,615	19,331,008
Takeuchi Manufacturing Co., Ltd.	172,900	4,097,469
Takuma Co., Ltd.	33,400	413,312
TDK Corp.	50,865	1,983,273
TechnoPro Holdings, Inc.	29,400	891,025
Teijin, Ltd.	341,710	4,198,859
tella, Inc. (a)(b)	105,700	89,036
TerraSky Co., Ltd. (a)	24,200	370,497
Terumo Corp.	341,600	14,416,882
THK Co., Ltd.	14,200	341,944
TIS, Inc.	127,900	3,804,068
Toagosei Co., Ltd.	55,100	553,129
Tobu Railway Co., Ltd.	157,200	3,579,336
Toda Corp.	152,900	966,621
Toei Animation Co., Ltd. (b)	7,700	765,620
Toei Co., Ltd.	3,400	517,876
Toho Bank, Ltd.	12,101	22,278
Toho Co., Ltd.	164,700	7,043,962
Toho Gas Co., Ltd.	29,600	752,884
Toho Holdings Co., Ltd.	13,500	205,744
Tohoku Electric Power Co., Inc.	338,600	2,399,354
Tokai Carbon Co., Ltd. (b)	165,400	1,735,081
Tokio Marine Holdings, Inc.	378,465	21,007,757
Tokuyama Corp.	9,100	144,456
Tokyo Century Corp.	6,500	314,967
Tokyo Electric Power Co. Holdings, Inc. (a)	682,175	1,759,420
Tokyo Electron, Ltd.	110,755	63,747,483
Tokyo Gas Co., Ltd.	164,495	2,945,497
Tokyo Ohka Kogyo Co., Ltd.	14,100	832,617
Tokyo Seimitsu Co., Ltd.	14,500	642,178
Tokyo Tatemono Co., Ltd.	164,600	2,401,355
Tokyu Corp.	187,475	2,487,619

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Tokyu Fudosan Holdings Corp.	174,800	$976,044
Tokyu REIT, Inc.	379	651,661
Topcon Corp.	45,200	651,181
TOPPAN, INC.	154,200	2,887,024
Toray Industries, Inc.	1,635,950	9,685,995
Torikizoku Holdings Co., Ltd. (a)(b)	34,800	540,034
Toshiba Corp.	331,651	13,622,589
Tosoh Corp.	148,400	2,198,519
TOTO, Ltd.	149,700	6,876,931
Toyo Seikan Group Holdings, Ltd.	163,500	1,949,420
Toyo Suisan Kaisha, Ltd.	30,900	1,308,128
Toyo Tire Corp.	164,500	2,562,746
Toyoda Gosei Co., Ltd.	16,000	347,636
Toyota Boshoku Corp.	36,100	707,235
Toyota Industries Corp.	165,300	13,191,846
Toyota Motor Corp.	6,013,440	109,950,049
Toyota Tsusho Corp.	164,700	7,580,305
Trend Micro, Inc.	20,000	1,109,809
Trusco Nakayama Corp.	43,300	1,026,897
TS Tech Co., Ltd.	36,400	446,959
Tsumura & Co.	3,500	99,540
Tsuruha Holdings, Inc.	10,000	958,708
Ube Industries, Ltd.	35,100	609,004
Ulvac, Inc.	18,500	1,156,702
Unicharm Corp.	173,100	7,514,454
United Urban Investment Corp. REIT	1,689	1,983,004
Ushio, Inc.	30,600	507,542
USS Co., Ltd.	166,110	2,590,713
Valor Holdings Co., Ltd.	18,900	352,216
Wacoal Holdings Corp.	25,300	469,068
Wacom Co., Ltd.	62,600	497,951
Warabeya Nichiyo Holdings Co., Ltd.	170,700	3,058,088
Welcia Holdings Co., Ltd.	13,000	405,280
West Japan Railway Co.	136,300	5,693,222
Workman Co., Ltd.	5,600	267,466
Yakult Honsha Co., Ltd.	163,000	8,492,901
Yamada Holdings Co., Ltd.	856,580	2,923,329
Yamagata Bank, Ltd.	1,634	12,317
Yamaguchi Financial Group, Inc.	137,700	804,760
Yamaha Corp.	166,300	8,188,277
Yamaha Motor Co., Ltd.	167,400	4,010,739
Yamanashi Chuo Bank, Ltd.	1,510	11,277
Yamato Holdings Co., Ltd.	171,300	4,020,875
Yamato Kogyo Co., Ltd.	21,300	689,006
Yamazaki Baking Co., Ltd. (b)	165,500	2,196,031
Yaoko Co., Ltd.	27,100	1,644,992
Yaskawa Electric Corp.	166,200	8,140,055
Yokogawa Electric Corp.	165,900	2,987,943
Yokohama Rubber Co., Ltd.	46,600	745,810
Yoshinoya Holdings Co., Ltd.	22,600	455,513
Z Holdings Corp.	492,000	2,851,468
Security Description	Shares	Value
Zenkoku Hosho Co., Ltd.	15,800	$687,404
Zenrin Co., Ltd.	2,100	18,109
Zensho Holdings Co., Ltd.	20,500	481,369
Zeon Corp.	153,300	1,766,568
ZOZO, Inc.	33,800	1,053,728
		2,685,810,559
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	73,232	2,201,006
LUXEMBOURG — 0.1%
APERAM SA	23,832	1,291,127
ArcelorMittal SA	273,668	8,759,151
Eurofins Scientific SE	50,991	6,308,981
SES SA	176,402	1,398,613
		17,757,872
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	1,567,000	8,120,108
MGM China Holdings, Ltd. (a)(b)	486,800	295,341
Sands China, Ltd. (a)	1,346,000	3,135,251
SJM Holdings, Ltd. (a)	57,000	38,383
Wynn Macau, Ltd. (a)(b)	664,800	543,178
		12,132,261
MALAYSIA — 0.0% (d)
UG Healthcare Corp., Ltd. (b)	352,600	83,694
MALTA — 0.0% (d)
Catena Media PLC (a)(b)	60,932	354,803
Kindred Group PLC	118,085	1,404,679
Media & Games Invest SE (a)	135,304	661,631
		2,421,113
MEXICO — 0.0% (d)
Fresnillo PLC	104,397	1,262,424
MONGOLIA — 0.0% (d)
Turquoise Hill Resources, Ltd. (a)(b)	50,461	830,930
NETHERLANDS — 4.3%
Aalberts NV	49,282	3,265,093
ABN AMRO Bank NV (e)	212,020	3,114,165
Adyen NV (a)(e)	12,986	34,135,483
Aegon NV	1,494,746	7,467,330
Akzo Nobel NV	148,502	16,296,576
Argenx SE (a)	9,890	3,546,149
ASM International NV	10,468	4,627,165
ASML Holding NV	225,356	181,109,390
ASR Nederland NV	76,705	3,532,771
Euronext NV (e)	49,870	5,174,984
EXOR NV	51,054	4,584,307
Fugro NV (a)	64,507	505,065
Heineken Holding NV	49,486	4,566,754
Heineken NV	114,609	12,884,752
IMCD NV	27,071	5,993,866
ING Groep NV	2,167,369	30,173,242

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	667,512	$22,875,312
Koninklijke DSM NV	129,518	29,162,991
Koninklijke KPN NV	2,403,621	7,462,174
Koninklijke Philips NV	499,094	18,596,417
Merus NV (a)(b)	57,965	1,843,287
NN Group NV	175,702	9,512,872
OCI NV (a)	20,475	536,001
Pharming Group NV (a)(b)	232,117	204,572
PostNL NV	562,103	2,446,308
Randstad NV	33,998	2,321,298
Royal Dutch Shell PLC Class A	2,123,540	46,646,682
Royal Dutch Shell PLC Class B	1,921,969	42,234,497
SBM Offshore NV	227,959	3,394,681
Shop Apotheke Europe NV (a)(e)	11,870	1,529,387
Signify NV (e)	76,719	3,557,844
Universal Music Group NV	575,549	16,218,861
Wolters Kluwer NV	159,113	18,745,722
		548,265,998
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	855,361	3,472,744
Air New Zealand, Ltd. (a)(b)	657,908	680,160
Auckland International Airport, Ltd. (a)	306,267	1,614,580
Contact Energy, Ltd.	366,046	2,029,969
Fisher & Paykel Healthcare Corp., Ltd.	357,709	8,023,105
Fletcher Building, Ltd.	226,517	1,136,772
Goodman Property Trust REIT	1,217,894	2,151,285
Infratil, Ltd.	590,716	3,235,470
Kiwi Property Group, Ltd.	1,416,457	1,158,884
Meridian Energy, Ltd.	658,389	2,186,216
Ryman Healthcare, Ltd.	211,985	1,777,911
Spark New Zealand, Ltd.	1,000,736	3,096,896
Vital Healthcare Property Trust REIT	1,194,673	2,576,489
Xero, Ltd. (a)	54,531	5,607,639
		38,748,120
NORWAY — 0.7%
Aker BP ASA	54,758	1,686,524
Aker Carbon Capture ASA (a)	32	100
Aker Offshore Wind A/S (a)	7,276	4,183
Aker Solutions ASA (a)	73,212	194,107
ArcticZymes Technologies ASA (a)(b)	60,910	649,279
DNB Bank ASA	630,313	14,438,523
DNO ASA (a)	418,127	495,733
Equinor ASA	611,474	16,357,656
Gjensidige Forsikring ASA	96,403	2,339,481
IDEX Biometrics ASA (a)	1,015,070	363,746
Kahoot! ASA (a)(b)	293,333	1,550,108
Leroy Seafood Group ASA	143,615	1,123,084
Security Description	Shares	Value
Mowi ASA	180,629	$4,274,891
Nordic Nanovector ASA (a)(b)	51,712	135,110
Norsk Hydro ASA	1,057,281	8,335,187
Orkla ASA	765,838	7,673,752
Pexip Holding ASA (a)(b)	121,737	566,007
Salmar ASA	27,610	1,903,641
Schibsted ASA Class A	35,865	1,383,224
Schibsted ASA Class B	35,698	1,202,307
SpareBank 1 SR-Bank ASA	94,122	1,421,708
Storebrand ASA	586,066	5,883,057
Telenor ASA	436,346	6,858,188
TGS ASA	59,590	571,553
Tomra Systems ASA	56,217	4,022,649
		83,433,798
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)(b)	4,389,651	703,360
EDP - Energias de Portugal SA	1,949,038	10,709,865
Galp Energia SGPS SA	219,310	2,124,882
Jeronimo Martins SGPS SA	126,587	2,893,490
Mota-Engil SGPS SA (a)(b)	284,109	412,261
NOS SGPS SA (b)	673,307	2,610,984
Pharol SGPS SA (a)(b)	779,012	66,530
		19,521,372
RUSSIA — 0.0% (d)
Coca-Cola HBC AG (a)	91,984	3,183,217
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(e)	69,250	7,717,606
SINGAPORE — 1.1%
AIMS APAC REIT	1,538,531	1,654,764
ARA LOGOS Logistics Trust REIT	2,191,917	1,463,283
Ascendas India Trust	984,400	1,036,864
Ascendas Real Estate Investment Trust	1,228,234	2,687,602
Ascott Residence Trust (b)	1,711,626	1,307,699
BOC Aviation, Ltd. (e)	175,300	1,283,895
CapitaLand Integrated Commercial Trust REIT	2,669,846	4,039,970
Capitaland Investment, Ltd. (a)	3,495,346	8,841,101
City Developments, Ltd.	335,200	1,693,218
ComfortDelGro Corp., Ltd.	1,028,300	1,067,848
COSCO Shipping International Singapore Co., Ltd. (a)	4,947,200	935,753
DBS Group Holdings, Ltd.	1,033,489	25,037,088
Frasers Centrepoint Trust REIT	831,576	1,424,872
Genting Singapore, Ltd. (a)	6,946,964	3,993,545
IGG, Inc.	668,000	593,774
Jardine Cycle & Carriage, Ltd.	105,033	1,604,925
Keppel Corp., Ltd.	1,639,975	6,228,292

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Keppel Infrastructure Trust	3,088,200	$1,248,429
Keppel REIT	486,809	408,036
Lippo Malls Indonesia Retail Trust REIT (a)	10,272,000	411,444
Manulife US Real Estate Investment Trust	1,451,100	972,237
Mapletree Commercial Trust REIT	1,028,200	1,525,350
Mapletree Logistics Trust REIT	1,250,983	1,763,059
Mapletree North Asia Commercial Trust REIT	1,827,500	1,504,673
Oversea-Chinese Banking Corp., Ltd.	1,537,830	13,003,940
Parkway Life Real Estate Investment Trust	374,200	1,423,911
SATS, Ltd. (a)	340,400	982,202
Sembcorp Industries, Ltd.	497,000	737,307
Sembcorp Marine, Ltd. (a)	32,200	1,959
Singapore Airlines, Ltd. (a)(b)	169,689	628,081
Singapore Exchange, Ltd.	505,600	3,487,802
Singapore Press Holdings, Ltd.	816,500	1,411,152
Singapore Technologies Engineering, Ltd.	347,800	970,017
Singapore Telecommunications, Ltd.	3,190,500	5,490,457
STMicroelectronics NV	430,819	21,439,217
Suntec Real Estate Investment Trust	1,171,700	1,312,367
United Overseas Bank, Ltd.	677,108	13,510,518
UOL Group, Ltd.	339,754	1,786,786
Venture Corp., Ltd.	156,800	2,129,591
		141,043,028
SOUTH AFRICA — 0.3%
Anglo American PLC	817,573	33,398,033
Thungela Resources, Ltd. (a)(b)	49	254
		33,398,287
SOUTH KOREA — 5.1%
Advanced Process Systems Corp.	18,292	387,767
Alteogen, Inc. (a)	38,977	2,482,068
Amorepacific Corp.	15,400	2,163,449
AMOREPACIFIC Group	14,924	556,786
Anterogen Co., Ltd. (a)	2,895	156,592
Ascendio Co., Ltd. (a)	4,118	4,746
Asiana Airlines, Inc. (a)	120,233	2,022,848
BGF retail Co., Ltd.	4,827	590,813
Biolog Device Co., Ltd. (a)	274,867	721,417
Bioneer Corp. (a)(b)	16,460	672,939
BIT Computer Co., Ltd.	60,440	486,571
BNC Korea Co., Ltd. (a)(b)	36,153	850,033
BNK Financial Group, Inc.	156,321	1,104,603
Bukwang Pharmaceutical Co., Ltd.	23,684	257,012
Security Description	Shares	Value
Cellid Co., Ltd. (a)	9,248	$381,978
Celltrion Healthcare Co., Ltd. (b)	45,430	3,064,972
Celltrion Pharm, Inc. (a)	2,901	303,583
Celltrion, Inc. (a)(b)	58,768	9,788,487
Cheil Worldwide, Inc.	36,151	694,890
CJ CGV Co., Ltd. (a)	89,578	1,887,637
CJ CheilJedang Corp.	6,544	2,133,165
CJ ENM Co., Ltd.	8,162	953,006
CJ Logistics Corp. (a)	4,671	495,097
CMG Pharmaceutical Co., Ltd. (a)	95,964	309,587
Com2uSCorp (b)	5,013	667,135
CORESTEM, Inc. (a)	27,220	423,613
Coupang, Inc. (a)(b)	75,264	2,211,256
Coway Co., Ltd.	18,892	1,182,389
CUROCOM Co., Ltd. (a)	58,968	56,054
Dae Han Flour Mills Co., Ltd.	20,872	2,712,702
Daewoo Engineering & Construction Co., Ltd. (a)	102,714	498,557
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	1,050	20,360
DB HiTek Co., Ltd.	19,877	1,215,611
DB Insurance Co., Ltd.	32,727	1,486,652
Deutsch Motors, Inc.	63,647	407,448
Devsisters Co., Ltd. (a)	10,183	901,158
Digitech Systems Co., Ltd. (a)(f)	19,094	—
DIO Corp. (a)	13,002	408,517
DL E&C Co., Ltd. (a)	7,424	743,181
DL Holdings Co., Ltd.	6,185	316,859
Dongsuh Cos., Inc. (b)	25,672	669,470
Dongwon F&B Co., Ltd.	11,707	1,915,467
Dongwon Industries Co., Ltd.	13,352	2,549,656
Doosan Bobcat, Inc. (a)(b)	25,157	862,375
Doosan Fuel Cell Co., Ltd. (a)	23,660	955,356
Doosan Heavy Industries & Construction Co., Ltd. (a)(b)	158,672	2,722,952
Douzone Bizon Co., Ltd.	9,812	602,546
Duksung Co., Ltd.	15,476	196,583
Ecopro BM Co., Ltd.	5,003	2,107,678
E-MART, Inc.	8,352	1,060,906
Eone Diagnomics Genome Center Co., Ltd. (a)	97,996	267,918
Eubiologics Co., Ltd. (a)(b)	8,248	243,190
Eyegene, Inc. (a)	32,712	525,593
F&F Co., Ltd. (a)	2,088	1,659,861
Fila Holdings Corp.	25,133	757,954
GAEASOFT (a)(b)	34,348	548,990
Geneonelifescience, Inc. (a)	48,160	656,313
Genexine, Inc. (a)	8,773	430,255
Gravity Co., Ltd. ADR (a)	1,542	105,041
Green Cross Corp.	2,989	548,140
Green Cross Holdings Corp.	18,578	424,305

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
GS Engineering & Construction Corp.	42,844	$1,427,232
GS Holdings Corp.	35,029	1,152,163
GS Retail Co., Ltd. (b)	48,401	1,237,763
Hana Financial Group, Inc.	151,413	5,355,976
Hana Tour Service, Inc. (a)	39,285	2,465,330
Hancom, Inc. (a)	85,161	1,902,019
Hanjin Kal Corp. (a)	18,180	939,013
Hankook Shell Oil Co., Ltd.	4,984	1,079,605
Hankook Tire & Technology Co., Ltd.	39,944	1,333,987
Hanmi Pharm Co., Ltd.	3,513	815,637
Hanmi Science Co., Ltd.	19,306	880,240
Hanon Systems	130,562	1,477,231
Hansol Chemical Co., Ltd. (b)	4,725	1,214,290
Hanssem Co., Ltd. (b)	22,552	1,756,732
Hanwha Aerospace Co., Ltd.	32,095	1,295,950
Hanwha Corp. (b)	26,865	709,620
Hanwha Solutions Corp. (a)	61,069	1,823,722
Harim Co., Ltd. (a)	453,532	1,068,256
HDC Hyundai Engineering Plastics Co., Ltd.	561,533	2,810,617
Helixmith Co., Ltd. (a)	6,387	121,964
Hite Jinro Co., Ltd.	17,412	441,617
HLB, Inc. (a)(b)	20,574	602,292
HMM Co., Ltd. (a)	140,468	3,178,624
Hotel Shilla Co., Ltd. (b)	47,410	3,110,814
HS Industries Co., Ltd.	74,877	384,227
Hucentech Co., Ltd. (a)	159,546	311,375
Hugel, Inc. (a)	3,683	475,576
Humasis Co., Ltd. (a)	18,029	253,278
Huons Co., Ltd.	38,773	1,555,812
Huons Global Co., Ltd.	22,597	731,848
HYBE Co., Ltd. (a)	9,554	2,804,918
Hyosung TNC Corp.	1,289	564,937
Hyundai Bioland Co., Ltd.	134,214	1,941,940
Hyundai Construction Equipment Co., Ltd. (a)	1,304	44,481
Hyundai Electric & Energy System Co., Ltd. (a)	1,617	27,069
Hyundai Elevator Co., Ltd. (b)	44,253	1,533,732
Hyundai Engineering & Construction Co., Ltd.	35,539	1,328,882
Hyundai Glovis Co., Ltd.	6,513	920,449
Hyundai Heavy Industries Holdings Co., Ltd.	22,951	1,036,777
Hyundai Marine & Fire Insurance Co., Ltd.	54,367	1,049,609
Hyundai Mipo Dockyard Co., Ltd. (a)	11,716	689,901
Hyundai Mobis Co., Ltd.	34,023	7,283,999
Hyundai Motor Co. (b)	75,854	13,336,266
Hyundai Motor Co. Preference Shares (c)	12,180	1,034,852
Hyundai Motor Co. Preference Shares (c)	16,908	1,400,999
Hyundai Steel Co.	42,336	1,460,169
Security Description	Shares	Value
Hyundai Wia Corp.	8,386	$563,652
Industrial Bank of Korea	132,037	1,144,043
Inscobee, Inc. (a)	30,708	81,630
Interpark Corp.	152,483	695,233
Jeil Pharmaceutical Co., Ltd.	4,358	124,095
Jenax, Inc. (a)(f)	19,545	—
Kakao Corp.	130,885	12,386,593
Kakao Games Corp. (a)(b)	20,346	1,557,507
Kangstem Biotech Co., Ltd. (a)	23,679	65,136
Kangwon Land, Inc. (a)(b)	42,297	855,725
KB Financial Group, Inc.	269,295	12,459,495
KCC Corp.	1,416	375,218
KCC Glass Corp.	1,064	53,614
KG Eco Technology Service Co., Ltd.	18,215	224,479
Kia Corp. (b)	142,618	9,861,787
KineMaster Corp. (a)	13,133	228,688
KIWOOM Securities Co., Ltd.	57,020	5,132,400
KMW Co., Ltd. (a)(b)	18,896	654,108
Koh Young Technology, Inc.	355,177	7,081,131
Korea Aerospace Industries, Ltd.	23,829	650,474
Korea Electric Power Corp. ADR (b)	393,588	3,597,394
Korea Investment Holdings Co., Ltd.	28,560	1,938,837
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	22,150	1,762,683
Korea Zinc Co., Ltd.	6,747	2,900,288
Korean Air Lines Co., Ltd. (a)	124,860	3,082,768
KT&G Corp. (b)	62,535	4,155,849
Kumho Petrochemical Co., Ltd. (b)	8,893	1,241,841
L&F Co., Ltd.	12,212	2,284,710
LabGenomics Co., Ltd. (a)	20,296	426,835
LG Chem, Ltd.	23,874	12,351,218
LG Chem, Ltd. Preference Shares	9,993	2,412,611
LG Corp.	58,723	3,996,375
LG Display Co., Ltd. ADR (a)(b)	508,475	5,135,598
LG Display Co., Ltd. (a)(b)	107,715	2,229,055
LG Electronics, Inc.	61,657	7,157,658
LG Household & Health Care, Ltd. (b)	5,035	4,646,389
LG Household & Health Care, Ltd. Preference Shares	1,223	633,748
LG Innotek Co., Ltd. (b)	13,246	4,055,978
LG Uplus Corp.	114,061	1,304,925
Lotte Chemical Corp. (b)	6,733	1,229,073
Lotte Corp. (b)	39,030	981,701
Lotte Food Co., Ltd.	3,377	978,655
Lotte Shopping Co., Ltd.	6,687	490,521
LS Corp.	13,924	633,681
LX Holdings Corp. (a)	28,435	239,201
Mando Corp. (a)(b)	16,668	888,960

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ME2ON Co., Ltd.	259,111	$1,678,364
Medifron DBT Co., Ltd. (a)	62,058	134,687
MedPacto, Inc. (a)	10,280	506,758
Medy-Tox, Inc. (a)	7,736	936,455
Meritz Securities Co., Ltd.	269,321	1,166,774
Mirae Asset Securities Co., Ltd.	192,970	1,404,156
Modetour Network, Inc. (a)	206,560	3,796,707
Muhak Co., Ltd.	119,167	837,051
Naturecell Co., Ltd. (a)	11,407	170,805
NAVER Corp.	80,030	25,481,687
NCSoft Corp.	8,362	4,523,042
Netmarble Corp. (e)	31,575	3,320,189
Nexon GT Co., Ltd. (a)	88,187	1,576,424
Next Science Co., Ltd. (a)	43,148	791,274
NH Investment & Securities Co., Ltd.	72,333	760,599
NHN Corp. (a)	6,272	237,426
NongShim Co., Ltd.	1,872	501,562
OCI Co., Ltd. (a)	6,532	571,464
Orientbio, Inc. (a)	29,822	30,606
Orion Corp/Republic of Korea	8,281	720,996
Orion Holdings Corp.	1,186	15,913
Oscotec, Inc. (a)	12,421	382,426
Ottogi Corp.	3,403	1,305,378
Pan Ocean Co., Ltd.	121,344	552,236
Pearl Abyss Corp. (a)(b)	17,274	2,009,669
Pharmicell Co., Ltd. (a)	20,142	221,117
POSCO ADR (b)	189,376	11,038,727
POSCO Chemtech Co., Ltd. (b)	15,050	1,823,091
Prostemics Co., Ltd. (a)(b)	45,307	105,002
Rsupport Co., Ltd. (b)	44,518	298,472
S-1 Corp.	18,339	1,140,065
Sajo Industries Co., Ltd.	75,222	2,996,224
Samsung Biologics Co., Ltd. (a)(e)	8,364	6,353,474
Samsung C&T Corp.	46,047	4,609,542
Samsung Electro-Mechanics Co., Ltd.	27,582	4,582,498
Samsung Electronics Co., Ltd. GDR	103,848	171,245,352
Samsung Electronics Co., Ltd. Preference Shares	422,036	25,277,782
Samsung Engineering Co., Ltd. (a)	63,150	1,216,517
Samsung Fire & Marine Insurance Co., Ltd.	13,444	2,284,490
Samsung Heavy Industries Co., Ltd. (a)	244,728	1,167,283
Samsung Life Insurance Co., Ltd. (b)	40,729	2,196,197
Samsung SDI Co., Ltd.	29,352	16,172,921
Samsung SDS Co., Ltd. (a)	18,434	2,426,853
Samsung Securities Co., Ltd.	48,985	1,850,201
Seegene, Inc. (b)	19,743	1,013,100
Seoulin Bioscience Co., Ltd.	27,435	492,734
Security Description	Shares	Value
Shin Poong Pharmaceutical Co., Ltd.	12,456	$334,780
Shinhan Financial Group Co., Ltd.	260,522	8,064,950
Shinsegae Food Co., Ltd.	28,934	1,993,434
Shinsegae, Inc.	5,025	1,073,691
SillaJen, Inc. (a)(b)(f)	25,450	129,525
SK Biopharmaceuticals Co., Ltd. (a)	9,914	810,634
SK Bioscience Co., Ltd. (a)	9,819	1,858,486
SK Chemicals Co., Ltd.	5,599	701,788
SK Hynix, Inc. (b)	286,065	31,524,303
SK Innovation Co., Ltd. (a)(b)	46,844	9,398,355
SK, Inc.	16,830	3,553,590
SKC Co., Ltd.	9,905	1,453,983
S-Oil Corp.	20,097	1,448,844
SundayToz Corp. (a)	11,552	333,805
T&R Biofab Co., Ltd. (a)	9,042	381,837
Thumbage Co., Ltd. (a)	225,810	433,099
Wemade Co., Ltd. (b)	14,051	2,102,774
WONIK IPS Co., Ltd.	16,675	593,356
Wonpung Mulsan Co., Ltd. (a)	92,386	102,975
Woori Financial Group, Inc.	340,435	3,637,034
XIILab Co., Ltd. (a)	21,172	572,601
Youlchon Chemical Co., Ltd.	109,035	2,499,435
Yuhan Corp.	26,272	1,372,443
Yungjin Pharmaceutical Co., Ltd. (a)(b)	41,496	184,659
		655,340,108
SPAIN — 1.8%
Acciona SA	13,644	2,608,232
Acerinox SA	144,076	1,865,355
ACS Actividades de Construccion y Servicios SA	133,239	3,571,311
Aedas Homes SA (e)	11,792	323,178
Aena SME SA (a)(e)	36,565	5,771,541
Almirall SA (b)	77,498	995,877
Amadeus IT Group SA (a)	235,990	16,005,453
Amper SA (a)(b)	3,033,056	589,811
Applus Services SA	122,118	1,122,785
Atlantica Sustainable Infrastructure PLC	47,299	1,691,412
Atresmedia Corp. de Medios de Comunicacion SA	119,997	455,232
Audax Renovables SA (b)	286,388	410,357
Banco Bilbao Vizcaya Argentaria SA	1,909,570	11,400,703
Banco de Sabadell SA (a)	2,453,855	1,651,432
Banco Santander SA	6,571,202	21,973,678
Bankinter SA	432,816	2,219,322
Befesa SA (e)	32,095	2,459,994
CaixaBank SA	2,234,904	6,135,259
Cellnex Telecom SA (e)	222,901	12,973,258

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Cia de Distribucion Integral Logista Holdings SA	63,264	$1,261,175
CIE Automotive SA	28,774	895,268
Construcciones y Auxiliar de Ferrocarriles SA	22,747	946,764
Deoleo SA (a)(b)	3,477,667	1,146,892
Distribuidora Internacional de Alimentacion SA (a)	8,886,991	160,690
eDreams ODIGEO SA (a)	146,128	1,611,914
Ence Energia y Celulosa SA (a)	241,299	621,253
Endesa SA (b)	161,292	3,705,109
Ercros SA (a)	53,562	180,905
Faes Farma SA	165,094	652,977
Ferrovial SA	207,241	6,495,187
Fluidra SA	53,668	2,148,299
Fomento de Construcciones y Contratas SA	54,655	688,662
Gestamp Automocion SA (a)(e)	88,736	449,052
Global Dominion Access SA (e)	57,949	308,739
Grenergy Renovables SA (a)(b)	26,399	870,607
Grifols SA (b)	216,287	4,150,601
Grifols SA ADR	133,464	1,498,801
Grupo Catalana Occidente SA	36,603	1,248,748
Grupo Empresarial San Jose SA	18,127	101,009
Grupo Ezentis SA (a)(b)	1,137,007	232,741
Iberdrola SA	2,752,127	32,580,365
Indra Sistemas SA (a)	263,778	2,855,698
Industria de Diseno Textil SA	568,562	18,446,601
Inmobiliaria Colonial Socimi SA REIT	154,111	1,445,854
Laboratorios Farmaceuticos Rovi SA	21,486	1,803,220
Lar Espana Real Estate Socimi SA REIT (a)	122,117	711,022
Let's GOWEX SA (a)(b)(f)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	431,114	788,588
Mapfre SA (b)	507,417	1,041,836
Mediaset Espana Comunicacion SA (a)	106,887	499,578
Melia Hotels International SA (a)	56,488	385,557
Merlin Properties Socimi SA REIT	166,023	1,806,828
Metrovacesa SA (e)	57,431	465,011
MIQUEL Y COSTAS	115	1,713
Miquel y Costas & Miquel SA	34,963	520,848
Neinor Homes SA (a)(e)	46,174	553,445
Obrascon Huarte Lain SA (a)(b)	939,329	1,089,569
Oryzon Genomics SA (a)(b)	69,729	214,099
Security Description	Shares	Value
Pharma Mar SA	26,966	$1,748,560
Prosegur Cash SA (b)(e)	832,055	592,329
Prosegur Cia de Seguridad SA	139,623	366,780
Red Electrica Corp. SA (b)	228,790	4,949,923
Repsol SA	913,571	10,842,093
Sacyr SA (b)	323,566	841,155
Siemens Gamesa Renewable Energy SA (a)	118,066	2,828,956
Solaria Energia y Medio Ambiente SA (a)	63,414	1,234,598
Soltec Power Holdings SA (a)	70,096	493,424
Talgo SA (a)(e)	44,607	275,448
Tecnicas Reunidas SA (a)(b)	55,266	436,797
Telefonica SA	1,900,553	8,325,360
Tubacex SA (a)(b)	404,754	691,350
Unicaja Banco SA (e)	1,913,598	1,891,068
Viscofan SA	22,150	1,433,253
Zardoya Otis SA	172,928	1,398,208
		227,158,717
SWEDEN — 3.4%
AAK AB	89,411	1,928,679
Acconeer AB (a)(b)	39,698	392,427
Aegirbio AB (a)(b)	21,098	133,059
Alfa Laval AB	311,791	12,548,986
Arjo AB Class B	39,144	479,040
Assa Abloy AB Class B	522,561	15,941,434
Atlas Copco AB Class A	324,420	22,423,835
Atlas Copco AB Class B	206,586	12,143,460
Beijer Ref AB (b)	107,945	2,359,473
BHG Group AB (a)	75,521	796,178
BICO Group AB (a)	38,355	1,176,849
Bilia AB Class A	159,044	2,814,145
BillerudKorsnas AB	93,704	1,766,682
Boliden AB (a)	140,369	5,426,327
Boozt AB (a)(b)(e)	34,255	695,402
Bravida Holding AB (e)	102,996	1,444,744
Brighter AB (a)	1,789,583	89,896
Bure Equity AB	43,075	2,084,800
Castellum AB (b)	173,534	4,672,902
CDON AB (a)(b)	10,573	551,664
Cell Impact AB (a)	185,017	545,619
Diamyd Medical AB (a)	125,414	205,010
Dometic Group AB (e)	152,469	2,003,146
Electrolux AB Class B (a)(b)	254,932	6,180,528
Electrolux Professional AB Class B (a)	3,758	26,046
Elekta AB Class B (b)	137,150	1,735,232
Embracer Group AB (a)(b)	125,468	1,337,433
Enzymatica AB (a)	88,695	85,620
Epiroc AB Class A	336,976	8,530,614
Epiroc AB Class B	206,576	4,373,898
EQT AB	34,597	1,883,875
Essity AB Class B	312,946	10,210,490
Evolution AB (e)	130,166	18,491,527

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Expres2ion Biotech Holding AB Class A (a)	147,025	$596,944
Fabege AB	143,967	2,409,826
Fastighets AB Balder Class B (a)	49,532	3,565,882
G5 Entertainment AB (b)	8,953	392,380
Genovis AB (a)	158,179	1,275,376
Getinge AB Class B	52,880	2,307,625
H & M Hennes & Mauritz AB Class B (b)	537,870	10,579,355
Hexagon AB Class B	958,201	15,202,988
Hexpol AB	164,471	2,203,519
Holmen AB Class B	51,092	2,453,066
Hufvudstaden AB Class A	93,550	1,396,970
Husqvarna AB Class B	217,099	3,473,306
ICA Gruppen AB	144	8,500
Industrivarden AB Class A	114,752	3,655,293
Industrivarden AB Class C	86,670	2,719,611
Indutrade AB	137,866	4,221,017
Intrum AB	37,539	967,721
Investment AB Latour Class B	63,380	2,581,024
Investor AB Class B	825,360	20,761,968
Isofol Medical AB (a)(b)	247,956	253,054
JM AB	42,689	1,926,553
Kancera AB (a)(b)	222,952	150,952
Karo Pharma AB (a)	681,358	4,515,370
Kinnevik AB Class B (a)	169,617	6,046,476
KNOW IT AB	201,846	8,371,375
Kungsleden AB	1,590	21,267
L E Lundbergforetagen AB Class B	37,555	2,107,163
LeoVegas AB (e)	198,716	769,066
Loomis AB	37,449	995,596
Lundin Energy AB	119,909	4,297,671
MIPS AB	19,250	2,523,761
Modern Times Group MTG AB Class B (a)	11,755	119,967
Mycronic AB	58,556	1,364,648
NCC AB Class B	74,628	1,382,298
Nibe Industrier AB Class B	794,718	12,003,478
Nolato AB Class B	167,336	1,994,240
Nordic Entertainment Group AB Class B (a)	8,350	432,724
Nyfosa AB (b)	146,858	2,530,398
Pandox AB (a)	39,025	629,307
Readly International AB (a)(b)	317,166	628,808
Saab AB Class B	51,597	1,312,457
Samhallsbyggnadsbolaget i Norden AB	429,906	3,153,836
Sandvik AB	709,825	19,803,928
Sectra AB Class B (a)	106,618	2,357,552
Securitas AB Class B	169,065	2,327,623
Sinch AB (a)(e)	200,349	2,547,002
Skandinaviska Enskilda Banken AB Class A	916,233	12,735,789
Skanska AB Class B	210,807	5,453,039
Security Description	Shares	Value
SKF AB Class B	192,877	$4,569,561
SSAB AB Class B (a)	323,129	1,627,806
Stillfront Group AB (a)	161,534	861,743
Svenska Cellulosa AB SCA Class B	260,117	4,618,346
Svenska Handelsbanken AB Class A	784,814	8,482,789
Swedbank AB Class A	543,007	10,921,495
Swedish Match AB	834,443	6,637,683
Swedish Orphan Biovitrum AB (a)	115,834	2,368,150
Tele2 AB Class B	451,431	6,437,012
Telefonaktiebolaget LM Ericsson Class B	1,818,499	20,043,188
Telia Co. AB	758,536	2,966,248
Tethys Oil AB (a)	162,615	1,118,962
Thule Group AB (e)	46,758	2,830,109
Trelleborg AB Class B	128,289	3,369,519
Vitrolife AB	52,740	3,262,082
Volvo AB Class A	108,353	2,544,315
Volvo AB Class B	835,307	19,342,281
Wallenstam AB Class B	107,850	2,001,226
Wihlborgs Fastigheter AB	68,527	1,554,636
Xbrane Biopharma AB (a)(b)	63,284	732,524
		435,296,464
SWITZERLAND — 7.8%
ABB, Ltd.	1,056,244	40,457,571
Adecco Group AG	157,610	8,060,831
Alcon, Inc.	271,147	24,027,228
ALSO Holding AG (a)	3,292	1,083,905
Aryzta AG (a)	210,899	264,101
Bachem Holding AG Class B	3,270	2,569,632
Baloise Holding AG	25,639	4,195,549
Barry Callebaut AG	1,654	4,022,679
Belimo Holding AG	2,366	1,506,097
BKW AG	10,082	1,312,325
Bucher Industries AG	3,396	1,680,948
Cembra Money Bank AG	13,946	1,017,079
Chocoladefabriken Lindt & Spruengli AG (c)	200	2,772,321
Chocoladefabriken Lindt & Spruengli AG (c)	12	1,609,395
Cie Financiere Richemont SA	275,526	41,412,814
Clariant AG (a)	150,602	3,140,469
Comet Holding AG	28,901	10,673,530
Credit Suisse Group AG	985,225	9,593,279
CRISPR Therapeutics AG (a)(b)	34,903	2,644,949
Daetwyler Holding AG Bearer Shares	3,654	1,612,147
DKSH Holding AG	15,823	1,307,657
dormakaba Holding AG	1,619	1,072,344
Dufry AG (a)	24,414	1,209,781
EMS-Chemie Holding AG	3,422	3,834,563
Flughafen Zurich AG (a)	10,156	1,829,117
Forbo Holding AG	357	732,689

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Galenica AG (e)	25,474	$1,916,526
Geberit AG	20,418	16,699,219
Georg Fischer AG	1,741	2,646,419
Givaudan SA	5,089	26,764,515
Helvetia Holding AG	16,819	1,982,506
Holcim, Ltd. (a)(c)	320,226	16,346,059
Holcim, Ltd. (a)(c)	5,212	265,237
Idorsia, Ltd. (a)(b)	51,219	1,047,821
Inficon Holding AG	1,191	1,748,952
Interroll Holding AG	220	991,165
IWG PLC (a)	358,979	1,414,898
Julius Baer Group, Ltd.	173,913	11,677,547
Kuehne + Nagel International AG	50,823	16,421,326
Leonteq AG	23,896	1,817,476
Logitech International SA	88,622	7,477,648
Lonza Group AG	35,780	29,907,313
Medmix AG (a)(e)	39,031	1,934,522
Meyer Burger Technology AG (a)(b)	189,673	84,725
Mobimo Holding AG (a)	3,381	1,133,617
Nestle SA	1,371,383	191,811,501
Novartis AG	1,233,544	108,685,631
OC Oerlikon Corp. AG	97,956	1,006,813
Partners Group Holding AG	10,154	16,855,540
PSP Swiss Property AG	20,448	2,551,652
Roche Holding AG Bearer Shares	1	449
Roche Holding AG	367,767	153,015,936
Schindler Holding AG (c)	23,802	6,413,204
Schindler Holding AG (c)	11,966	3,209,670
Schweiter Technologies AG Bearer Shares	317	470,377
SFS Group AG	8,591	1,189,907
SGS SA	3,351	11,206,165
Sika AG	89,389	37,299,784
Sonova Holding AG	29,196	11,464,993
St Galler Kantonalbank AG	1,579	753,844
Straumann Holding AG	5,136	10,918,545
Sulzer AG	39,638	3,908,768
Swatch Group AG	15,495	4,744,669
Swatch Group AG	30,688	1,800,223
Swiss Life Holding AG	17,019	10,441,334
Swiss Prime Site AG	37,373	3,677,210
Swisscom AG	13,603	7,682,713
Temenos AG	51,063	7,064,140
u-blox Holding AG (a)	8,580	663,405
UBS Group AG	1,775,120	31,989,761
Valiant Holding AG	8,247	826,374
VAT Group AG (e)	13,383	6,674,242
Vifor Pharma AG	18,836	3,354,158
Vontobel Holding AG	14,023	1,229,696
VZ Holding AG	7,250	778,192
Zur Rose Group AG (a)(b)	3,621	935,900
Zurich Insurance Group AG	81,537	35,830,999
		994,376,286
Security Description	Shares	Value
TAIWAN — 0.3%
Medtecs International Corp., Ltd.	399,500	$103,716
Sea, Ltd. ADR (a)	173,533	38,821,068
		38,924,784
TURKEY — 0.0% (d)
Eldorado Gold Corp. (a)	54,501	511,722
UNITED KINGDOM — 10.3%
3i Group PLC	506,166	9,934,005
Abrdn PLC	1,934,401	6,311,700
Accustem Sciences, Ltd. ADR (a)	113	18
Admiral Group PLC	128,742	5,505,007
Afren PLC (b)(f)	55,933	—
AO World PLC (a)(b)	164,104	245,609
Argo Blockchain PLC (a)	507,471	672,223
Ashtead Group PLC	230,841	18,578,413
Associated British Foods PLC	187,955	5,111,879
AstraZeneca PLC	781,192	91,820,668
Auto Trader Group PLC (e)	392,036	3,929,350
AVEVA Group PLC	59,736	2,754,157
Aviva PLC	2,677,130	14,881,264
Avon Protection PLC	142,376	2,161,750
B&M European Value Retail SA	407,710	3,501,093
Babcock International Group PLC (a)	272,323	1,175,149
BAE Systems PLC	1,645,366	12,252,657
Balfour Beatty PLC	1,412,304	5,011,786
Barclays PLC	7,400,678	18,744,598
Barratt Developments PLC	846,806	8,579,234
Beazley PLC (a)	277,640	1,753,519
Bellway PLC	52,896	2,390,077
Berkeley Group Holdings PLC (a)	51,819	3,351,393
Big Yellow Group PLC REIT	146,764	3,393,252
Bodycote PLC	110,302	1,293,044
BP PLC	10,364,262	46,395,180
British American Tobacco PLC	1,171,629	43,378,268
British Land Co. PLC REIT	909,150	6,538,725
Britvic PLC	113,114	1,409,507
BT Group PLC (b)	4,962,995	11,397,370
Bunzl PLC	174,567	6,821,360
Burberry Group PLC	288,561	7,103,544
Capita PLC (a)	1,219,836	603,056
Capital & Counties Properties PLC REIT	395,274	901,578
Capricorn Energy PLC	194,768	496,742
Cazoo Group, Ltd. (a)	36,762	221,675
Centrica PLC (a)	3,593,504	3,480,064
CK Hutchison Holdings, Ltd.	539,000	3,477,509
Close Brothers Group PLC	78,545	1,493,649
CNH Industrial NV	523,349	10,159,250

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Coca-Cola European Partners PLC	121,527	$6,797,005
Compass Group PLC	879,565	19,668,807
ConvaTec Group PLC (e)	814,500	2,130,830
Croda International PLC	68,184	9,346,005
Currys PLC	534,049	827,504
Daily Mail & General Trust PLC Class A	63,950	233,866
Darktrace PLC (a)(b)	159,449	907,488
DCC PLC	44,367	3,635,620
Dechra Pharmaceuticals PLC	66,849	4,821,449
Derwent London PLC REIT	59,574	2,755,564
DEV Clever Holdings PLC (a)(b)	3,498,648	1,421,623
Diageo PLC	1,229,438	67,207,974
Diploma PLC	63,002	2,879,138
Direct Line Insurance Group PLC	753,108	2,845,932
Drax Group PLC	201,874	1,654,241
DS Smith PLC	360,212	1,872,519
easyJet PLC (a)	218,738	1,647,260
Electrocomponents PLC	289,111	4,722,532
EnQuest PLC (a)(b)	7,022,431	1,780,559
Entain PLC (a)	287,714	6,558,554
Experian PLC	582,564	28,658,437
Farfetch, Ltd. Class A (a)	142,004	4,747,194
Firstgroup PLC (a)(b)	31,338	43,380
Frasers Group PLC (a)	81,750	853,700
Future PLC	58,756	3,047,993
Games Workshop Group PLC	16,616	2,243,803
Genuit Group PLC	110,302	875,475
Genus PLC	32,982	2,205,927
GlaxoSmithKline PLC	2,669,324	58,086,080
Grafton Group PLC	114,610	1,914,029
Great Portland Estates PLC REIT	148,457	1,463,845
Gym Group PLC (a)(e)	494,860	1,705,820
Halma PLC	199,328	8,639,355
Hammerson PLC REIT (b)	2,024,688	899,487
Hargreaves Lansdown PLC	103,120	1,892,541
Hays PLC	727,433	1,440,467
Hiscox, Ltd.	154,006	1,795,572
HomeServe PLC	210,377	2,491,845
Howden Joinery Group PLC	312,152	3,810,222
HSBC Holdings PLC (a)	10,168,794	61,793,122
IG Group Holdings PLC	190,021	2,092,450
IMI PLC	121,526	2,857,472
Imperial Brands PLC	502,669	11,005,780
Inchcape PLC	218,091	2,686,603
Indivior PLC (a)	422,827	1,471,834
Informa PLC (a)	625,374	4,375,798
IntegraFin Holdings PLC	110,302	837,379
InterContinental Hotels Group PLC (a)	103,906	6,728,564
Intermediate Capital Group PLC	155,427	4,618,767
Security Description	Shares	Value
International Consolidated Airlines Group SA (a)(b)	355,729	$686,493
International Personal Finance PLC	176,198	307,860
Intertek Group PLC	87,776	6,693,406
Intu Properties PLC REIT (a)(b)(f)	315,030	—
Investec PLC	296,711	1,617,568
ITV PLC (a)	1,910,189	2,860,211
J Sainsbury PLC	1,285,747	4,803,002
JD Sports Fashion PLC (a)	1,084,527	3,199,346
John Wood Group PLC (a)	545,635	1,412,297
Johnson Matthey PLC	104,066	2,883,882
Jupiter Fund Management PLC	437,867	1,520,629
Just Eat Takeaway (a)(e)	30,995	1,711,153
Keller Group PLC	52,780	704,156
Kingfisher PLC	2,042,821	9,360,420
Lancashire Holdings, Ltd.	104,112	747,377
Land Securities Group PLC REIT	643,754	6,769,685
Legal & General Group PLC	3,081,925	12,418,583
Lloyds Banking Group PLC	36,554,302	23,666,248
London Stock Exchange Group PLC	162,507	15,253,458
LondonMetric Property PLC REIT	361,136	1,386,225
M&G PLC	1,330,743	3,595,838
Man Group PLC	1,437,626	4,427,916
Marks & Spencer Group PLC (a)	1,574,392	4,934,456
Marshalls PLC	160,958	1,509,716
Meggitt PLC (a)	328,676	3,285,393
Melrose Industries PLC	2,182,761	4,727,349
Micro Focus International PLC	187,493	1,061,257
Moneysupermarket.com Group PLC	434,406	1,270,903
National Express Group PLC (a)	331,076	1,153,351
National Grid PLC	1,954,591	28,057,103
Natwest Group PLC	2,338,300	7,148,169
Next PLC	111,385	12,295,532
Ninety One PLC	148,512	557,594
Nomad Foods, Ltd. (a)	76,856	1,951,374
Ocado Group PLC (a)	243,185	5,527,029
Pearson PLC	621,841	5,164,693
Pennon Group PLC	144,749	2,287,965
Pensana PLC (a)(b)	68,202	91,499
Persimmon PLC	66,060	2,555,405
Petrofac, Ltd. (a)(b)	155,722	243,188
Phoenix Group Holdings PLC	292,820	2,590,657
Playtech PLC (a)	254,943	2,529,378
Provident Financial PLC (a)(b)	57,885	281,621
Prudential PLC	1,330,743	22,971,907
Quilter PLC (e)	1,227,605	2,469,154

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Reckitt Benckiser Group PLC	373,893	$32,117,119
Redrow PLC	107,328	1,018,756
RELX PLC (c)	656,405	21,355,409
RELX PLC (c)	530,669	17,211,154
Rentokil Initial PLC	964,093	7,625,965
Restaurant Group PLC (a)	1,640,743	2,095,633
Rightmove PLC	531,525	5,723,397
Rolls-Royce Holdings PLC (a)	4,819,200	8,020,827
Rotork PLC	570,567	2,760,458
Royal Mail PLC	238,463	1,634,310
Sage Group PLC	584,846	6,753,826
Schroders PLC	59,593	2,873,480
Segro PLC REIT	510,224	9,927,263
Serco Group PLC	943,920	1,720,851
Severn Trent PLC	124,867	4,984,147
Shaftesbury PLC REIT (b)	162,884	1,356,802
Smith & Nephew PLC	498,813	8,739,110
Smiths Group PLC	297,388	6,362,182
Spectris PLC	64,445	3,192,978
Spirax-Sarco Engineering PLC	37,527	8,157,966
Spirent Communications PLC	419,385	1,568,916
SSE PLC	824,251	18,409,549
SSP Group PLC (a)	339,938	1,105,490
St James's Place PLC	272,699	6,218,128
Standard Chartered PLC	1,516,458	9,209,987
Subsea 7 SA	131,684	943,469
Tate & Lyle PLC	474,693	4,252,458
Taylor Wimpey PLC	1,284,439	3,053,188
Telecom Plus PLC	32,422	696,476
Tesco PLC	4,491,677	17,636,798
THG PLC (a)	387,624	1,203,340
Tiziana Life Sciences, Ltd. (a)(b)	192,655	184,949
TP ICAP Group PLC	426,787	882,700
Trainline PLC (a)(e)	147,108	555,909
Travis Perkins PLC	74,134	1,560,886
Tritax Big Box REIT PLC	1,133,478	3,822,746
Ultra Electronics Holdings PLC	58,493	2,519,382
Unilever PLC (c)	1,307,662	69,881,234
Unilever PLC (c)	26,730	1,430,347
UNITE Group PLC REIT	138,337	2,080,750
United Utilities Group PLC	370,212	5,460,613
Victrex PLC	49,425	1,636,104
Virgin Money UK PLC CDI	388,227	931,460
Vodafone Group PLC	14,997,699	22,804,087
Weir Group PLC	60,347	1,398,929
WH Smith PLC (a)	56,247	1,127,520
Whitbread PLC (a)	144,111	5,845,975
Wickes Group PLC	83,484	267,987
Workspace Group PLC REIT	123,226	1,349,415
WPP PLC	699,810	10,611,267
		1,309,198,871
Security Description	Shares	Value
UNITED STATES — 2.0%
Access Bio, Inc. (a)	25,418	$342,114
Adaptimmune Therapeutics PLC ADR (a)	148,024	555,090
Argonaut Gold, Inc. (a)(b)	183,301	348,274
Atlassian Corp. PLC Class A (a)	61,196	23,333,423
Avast PLC (e)	385,201	3,167,978
Avita Medical, Inc. CDI (a)	602	1,497
Bausch Health Cos., Inc. (a)	176,346	4,877,908
Carnival PLC (a)	167,378	3,136,692
Cineworld Group PLC (a)(b)	627,492	271,885
Constellium SE (a)	42,582	762,644
CyberArk Software, Ltd. (a)	32,095	5,561,422
Ferguson PLC	179,592	31,877,703
Fiverr International, Ltd. (a)(b)	11,548	1,313,008
Flex, Ltd. (a)	719,022	13,179,673
Globant SA (a)	20,881	6,558,513
Inmode, Ltd. (a)	16,600	1,171,628
International Game Technology PLC (b)	54,609	1,578,746
Jackson Financial, Inc. Class A	114	4,769
James Hardie Industries PLC CDI	219,690	8,832,828
Jazz Pharmaceuticals PLC (a)	1,822	232,123
Mind Medicine MindMed, Inc. (a)	497,742	686,884
Nabriva Therapeutics PLC (a)(b)	85,936	51,467
Nitro Software, Ltd. (a)(b)	105,714	189,843
Nordic American Tankers, Ltd.	206,053	348,229
Pluristem Therapeutics, Inc. (a)(b)	31,156	45,488
Primo Water Corp. (b)	80,267	1,418,327
QIAGEN NV (a)	121,600	6,774,508
REC Silicon ASA (a)(b)	389,755	792,478
Rhi Magnesita NV	17,556	786,125
Schneider Electric SE (c)	297,751	58,395,363
Schneider Electric SE (c)	2,000	392,995
Spotify Technology SA (a)	60,204	14,089,542
Stellantis NV (c)	549,091	10,414,179
Stellantis NV (c)	561,207	10,649,079
Stratasys, Ltd. (a)	23,921	585,825
Swiss Re AG	178,493	17,681,807
Tenaris SA	196,510	2,058,169
UroGen Pharma, Ltd. (a)(b)	72,362	688,163
Waste Connections, Inc.	135,133	18,443,517
		251,599,906
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	351,026	8,411,952
TOTAL COMMON STOCKS (Cost $10,531,146,882)		12,695,794,594

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (d)
CANADA — 0.0% (d)
Pan American Silver Corp. (expiring 02/22/29) (a) (c)	32,412	$25,275
HONG KONG — 0.0% (d)
Yuexiu Real Estate Investment Trust (expiring 01/05/22) (a) (b)	155,770	200
SOUTH KOREA — 0.0% (d)
Doosan Heavy Industries & Construction Co., Ltd. (expiring 02/11/22) (a)	20,185	74,712
SPAIN — 0.0% (d)
Faes Farma SA (expiring 01/04/22) (a)	163,627	33,866
TOTAL RIGHTS (Cost $45,726)		134,053
WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Technicolor SA (expiring 9/22/24) (a) (b) (Cost: $0)	7,094	2,702
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	3,843,355	3,843,739
State Street Navigator Securities Lending Portfolio II (i) (j)	134,230,699	134,230,699
TOTAL SHORT-TERM INVESTMENTS (Cost $138,074,438)		138,074,438
TOTAL INVESTMENTS — 100.8% (Cost $10,669,267,046)		12,834,005,787
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(96,931,027)
NET ASSETS — 100.0%		$12,737,074,760

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $129,525, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	200	03/18/2022	$22,881,576	$23,218,000	$336,424
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,694,029,798	$1,635,271	$129,525	$12,695,794,594
Rights	59,341	74,712	—	134,053
Warrants	2,702	—	—	2,702
Short-Term Investments	138,074,438	—	—	138,074,438
TOTAL INVESTMENTS	$12,832,166,279	$1,709,983	$129,525	$12,834,005,787
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	336,424	—	—	336,424
TOTAL OTHER FINANCIAL INSTRUMENTS:	$336,424	$—	$—	$336,424
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$12,832,502,703	$1,709,983	$129,525	$12,834,342,211
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	16.6%
Industrials	16.4
Information Technology	12.1
Consumer Discretionary	11.7
Health Care	10.9
Consumer Staples	8.4
Materials	8.2
Communication Services	4.8
Energy	4.0
Real Estate	3.6
Utilities	3.0
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,575,064	$5,576,179	$260,629,986	$262,361,426	$(1,000)	$—	3,843,355	$3,843,739	$2,344
State Street Navigator Securities Lending Portfolio II	168,665,275	168,665,275	422,724,661	457,159,237	—	—	134,230,699	134,230,699	598,952
Total		$174,241,454	$683,354,647	$719,520,663	$(1,000)	$—		$138,074,438	$601,296
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 8.9%
4DMedical, Ltd. (a)	177,138	$173,864
88 Energy, Ltd. (a)	9,589,836	174,307
Abacus Property Group REIT	208,431	574,336
Accent Group, Ltd.	281,924	502,184
Adairs, Ltd. (b)	76,662	223,506
Adelaide Brighton, Ltd.	240,596	493,289
Aeris Resources, Ltd. (a)(b)	1,545,029	185,347
AET&D Holdings No. 1 Pty, Ltd. (b)(c)	110,316	—
Alkane Resources, Ltd. (a)(b)	232,348	154,570
Alliance Aviation Services, Ltd. (a)(b)	58,226	173,566
AMA Group, Ltd. (a)(b)	419,972	131,296
American Pacific Borates, Ltd. (a)(b)	158,015	286,063
Anteotech, Ltd. (a)	1,324,311	293,666
Appen, Ltd. (b)	49,058	398,051
Archer Materials, Ltd. (a)(b)	165,047	134,997
Ardent Leisure Group, Ltd. (a)(b)	186,647	183,197
Arena REIT	209,711	751,679
AUB Group, Ltd.	30,459	570,461
Audinate Group, Ltd. (a)(b)	47,589	306,206
Aurelia Metals, Ltd. (a)(b)	564,133	168,163
Aussie Broadband, Ltd. (a)(b)	58,797	203,055
Austal, Ltd.	148,528	210,575
Australian Agricultural Co., Ltd. (a)(b)	199,976	215,181
Australian Ethical Investment, Ltd.	54,650	547,922
Australian Finance Group, Ltd.	157,603	309,380
Australian Pharmaceutical Industries, Ltd.	320,994	403,745
Australian Strategic Materials, Ltd. (a)	43,842	339,791
Aventus Group REIT	117,219	306,807
AVZ Minerals, Ltd. (a)(b)	1,030,021	580,380
Baby Bunting Group, Ltd. (b)	92,821	379,269
Beach Energy, Ltd. (b)	345,960	316,928
Bega Cheese, Ltd. (b)	92,982	383,307
Bellevue Gold, Ltd. (a)	313,392	192,535
Betmakers Technology Group, Ltd. (a)(b)	670,648	390,076
Bigtincan Holdings, Ltd. (a)(b)	195,192	144,043
Blackmores, Ltd.	8,658	574,589
Boss Energy, Ltd. (a)	120,089	196,449
BrainChip Holdings, Ltd. (a)(b)	598,075	295,685
Bravura Solutions, Ltd.	99,259	178,251
Bubs Australia, Ltd. (a)(b)	462,348	159,671
BWP Trust REIT	176,258	531,816
BWX, Ltd.	61,435	194,298
Calix, Ltd. (a)(b)	69,521	336,126
Capricorn Metals, Ltd. (a)	110,361	272,809
Carbon Revolution, Ltd. (a)(b)	64,133	47,794
Security Description	Shares	Value
Carnarvon Petroleum, Ltd. (a)(b)	570,741	$141,085
Catapult Group International, Ltd. (a)(b)	115,981	130,702
Cedar Woods Properties, Ltd. (b)	68,731	271,342
Centuria Capital Group	172,481	438,908
Centuria Industrial REIT	138,528	422,003
Centuria Office REIT	127,760	217,358
Cettire, Ltd. (a)(b)	124,778	322,963
Chalice Mining, Ltd. (a)	145,736	1,017,191
Charter Hall Retail REIT	387,156	1,199,113
Charter Hall Social Infrastructure REIT	182,850	549,047
City Chic Collective, Ltd. (a)(b)	95,125	380,384
Clinuvel Pharmaceuticals, Ltd. (b)	21,670	428,698
Clover Corp., Ltd. (b)	66,285	82,650
Collins Foods, Ltd.	53,814	523,108
Cooper Energy, Ltd. (a)(b)	956,525	194,724
Core Lithium, Ltd. (a)(b)	611,220	262,189
Costa Group Holdings, Ltd.	228,880	504,214
Credit Corp. Group, Ltd. (b)	27,720	674,750
Cromwell Property Group REIT	423,387	267,806
Dacian Gold, Ltd. (a)	262,464	36,257
Data#3, Ltd.	47,024	201,030
De Grey Mining, Ltd. (a)	555,550	490,754
Deep Yellow, Ltd. (a)	223,378	139,670
Deterra Royalties, Ltd.	98,514	307,986
Dexus Industria REIT (b)	146,930	374,957
Dicker Data, Ltd. (b)	36,544	394,289
Dubber Corp., Ltd. (a)(b)	268,796	533,519
Eclipx Group, Ltd. (a)	154,267	247,873
Elders, Ltd.	75,609	673,951
Electro Optic Systems Holdings, Ltd. (a)(b)	47,767	81,266
Elmo Software, Ltd. (a)(b)	43,551	143,120
Emeco Holdings, Ltd.	208,898	133,654
EML Payments, Ltd. (a)(b)	237,136	556,883
Estia Health, Ltd. (b)	104,824	175,288
EVENT Hospitality and Entertainment, Ltd. (a)	19,474	209,264
Falcon Metals, Ltd. (a)	49,284	20,603
Family Zone Cyber Safety, Ltd. (a)	373,296	162,843
Firefinch, Ltd. (a)	436,504	274,517
G8 Education, Ltd. (a)	27,634	22,301
GDI Property Group REIT	229,649	184,498
Genworth Mortgage Insurance Australia, Ltd.	93,588	157,860
Gold Road Resources, Ltd.	483,531	551,935
GrainCorp, Ltd. Class A	110,501	663,606
GUD Holdings, Ltd.	66,202	547,263
GWA Group, Ltd.	146,013	291,937
Hansen Technologies, Ltd.	102,650	399,280
Home Consortium, Ltd. REIT	49,051	283,517

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Hotel Property Investments REIT	100,028	$271,993
HUB24, Ltd. (b)	31,318	644,384
Humm Group, Ltd. (a)(b)	121,498	79,502
Imdex, Ltd.	327,290	701,971
Immutep, Ltd. ADR (a)(b)	53,078	174,096
Imugene, Ltd. (a)	2,195,493	638,493
Infomedia, Ltd. (b)	223,017	248,081
Ingenia Communities Group REIT	194,057	877,575
Inghams Group, Ltd.	89,771	228,438
Integral Diagnostics, Ltd. (b)	67,620	242,866
Integrated Research, Ltd. (a)(b)	150,593	136,861
InvoCare, Ltd. (b)	131,176	1,121,569
ioneer, Ltd. (a)(b)	756,999	440,301
IPH, Ltd.	109,619	699,753
Irongate Group REIT (b)	223,390	280,979
iSignthis, Ltd. (a)(b)(c)	218,742	85,084
iTech Minerals, Ltd. (a)	34,491	5,015
Johns Lyng Group, Ltd. (b)	44,074	292,562
Jumbo Interactive, Ltd. (b)	13,873	194,062
Jupiter Mines, Ltd.	1,007,961	168,553
Karoon Energy, Ltd. (a)	641,421	783,460
Kelsian Group, Ltd.	40,431	216,938
Kogan.com, Ltd. (a)(b)	66,626	427,245
Lifestyle Communities, Ltd.	35,243	532,455
Link Administration Holdings, Ltd.	192,098	777,933
Liontown Resources, Ltd. (a)	667,846	806,025
Lovisa Holdings, Ltd.	38,465	561,837
MA Financial Group, Ltd. (b)	34,614	225,237
MACA, Ltd.	331,386	197,566
Mach7 Technologies, Ltd. (a)(b)	196,125	116,926
Mayne Pharma Group, Ltd. (a)(b)	990,745	212,495
McMillan Shakespeare, Ltd.	44,118	387,478
McPherson's, Ltd. (b)	70,663	41,871
Medical Developments International, Ltd. (a)	38,869	141,299
Megaport, Ltd. (a)	70,173	946,918
Mesoblast, Ltd. (a)(b)	177,886	182,358
Mincor Resources NL (a)(b)	211,487	274,465
Minerals 260, Ltd. (a)	58,399	22,503
Monadelphous Group, Ltd. (b)	49,530	347,504
Monash IVF Group, Ltd.	337,490	258,868
Money3 Corp., Ltd.	81,135	209,412
Morella Co., Ltd. (a)	31,871	417
Mount Gibson Iron, Ltd.	64,043	19,789
Myer Holdings, Ltd. (a)	463,222	151,553
Naked Brand Group, Ltd. (a)(b)	25,822	138,403
Nanosonics, Ltd. (a)(b)	153,595	704,646
National Storage REIT	860,999	1,665,132
nearmap, Ltd. (a)(b)	209,984	235,873
Neometals, Ltd. (a)	321,510	333,099
New Hope Corp., Ltd. (b)	424,370	688,040
Security Description	Shares	Value
Nick Scali, Ltd.	44,163	$492,869
Novonix, Ltd. (a)(b)	131,895	881,268
NRW Holdings, Ltd.	208,427	267,463
Nufarm, Ltd.	177,590	626,217
Nuix, Ltd. (a)	155,734	249,098
OceanaGold Corp. (a)(b)	340,977	593,872
OFX Group, Ltd. (a)	239,103	401,570
Omni Bridgeway, Ltd. (a)(b)	125,879	336,795
oOh!media, Ltd. (a)	305,735	375,661
Opthea, Ltd. (a)	172,392	162,312
Pact Group Holdings, Ltd.	55,455	102,006
Paladin Energy, Ltd. (a)(b)	1,265,363	809,584
Paradigm Biopharmaceuticals, Ltd. (a)(b)	116,274	159,352
Peninsula Energy, Ltd. (a)(b)	927,017	134,798
Perenti Global, Ltd.	462,662	311,150
Perpetual, Ltd.	30,933	808,960
Perseus Mining, Ltd. (a)	594,329	700,013
Platinum Asset Management, Ltd.	73,037	143,374
PointsBet Holdings, Ltd. (a)(b)	91,155	467,233
PolyNovo, Ltd. (a)(b)	367,295	407,239
PPK Group, Ltd. (a)	22,059	148,993
Praemium, Ltd. (a)(b)	302,191	322,971
Ramelius Resources, Ltd.	314,715	359,237
Red 5, Ltd. (a)	1,324,311	279,224
Redbubble, Ltd. (a)(b)	101,350	240,955
Regis Resources, Ltd.	428,682	607,763
Reject Shop, Ltd. (a)(b)	32,027	166,955
Renascor Resources, Ltd. (a)	1,685,488	183,815
Resolute Mining, Ltd. (a)	565,364	160,309
RPMGlobal Holdings, Ltd. (a)	150,328	234,986
Rural Funds Group REIT	205,285	473,130
Sandfire Resources, Ltd.	221,497	1,059,639
Select Harvests, Ltd.	50,190	226,607
Senex Energy, Ltd.	42,320	142,152
Service Stream, Ltd.	235,815	138,017
Sigma Healthcare, Ltd.	475,277	165,864
Silver Lake Resources, Ltd. (a)	377,843	487,612
Silver Mines, Ltd. (a)(b)	979,390	156,654
SmartGroup Corp., Ltd.	103,854	585,180
SolGold PLC (a)	719,768	282,718
Southern Cross Media Group, Ltd. (b)	148,380	209,287
SpeedCast International, Ltd. (a)(b)(c)	131,112	—
Splitit, Ltd. (a)	129,084	23,463
St Barbara, Ltd.	380,229	404,993
Starpharma Holdings, Ltd. (a)(b)	252,809	246,298
Strike Energy, Ltd. (a)(b)	621,368	92,612
Superloop, Ltd. (a)(b)	110,657	95,739
Symbio Holdings, Ltd. (b)	51,124	251,639
Syrah Resources, Ltd. (a)	310,469	408,565
Talga Group, Ltd. (a)(b)	178,272	211,269
Tassal Group, Ltd. (b)	153,602	389,750

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Telix Pharmaceuticals, Ltd. (a)	143,179	$806,762
Temple & Webster Group, Ltd. (a)(b)	34,969	273,565
Tiger Resources, Ltd. (a)(c)	2,464	—
Tyro Payments, Ltd. (a)(b)	109,351	227,380
United Malt Grp, Ltd.	112,321	356,051
Uniti Group, Ltd. (a)	296,786	960,213
Virtus Health, Ltd. (b)	88,970	443,097
Vista Group International, Ltd. (a)(b)	123,336	201,816
Vita Group, Ltd.	182	48
Vulcan Energy Resources, Ltd. (a)	38,437	290,634
Waypoint REIT	311,054	640,010
Webjet, Ltd. (a)(b)	175,494	659,655
Weebit Nano, Ltd. (a)(b)	90,589	188,367
West African Resources, Ltd. (a)	415,441	398,701
Western Areas, Ltd. (a)	138,485	345,351
Westgold Resources, Ltd.	212,509	315,190
Whispir, Ltd. (a)(b)	124,183	189,603
Whitehaven Coal, Ltd. (a)	414,040	785,683
Wisr, Ltd. (a)(b)	891,881	155,626
		73,442,251
AUSTRIA — 0.3%
AT&S Austria Technologie & Systemtechnik AG	13,172	648,599
DO & Co. AG (a)(b)	3,939	331,926
FACC AG (a)(b)	11,832	94,860
Palfinger AG	5,677	222,082
Porr AG (a)	8,471	132,360
S IMMO AG	31,415	777,022
S&T AG (b)	24,583	409,832
Schoeller-Bleckmann Oilfield Equipment AG (a)	5,256	184,992
		2,801,673
BELGIUM — 0.9%
AGFA-Gevaert NV (a)	98,164	423,086
Befimmo SA REIT	7,661	294,033
Biocartis Group NV (a)(b)(d)	19,028	78,224
Care Property Invest NV REIT	4,568	133,764
Econocom Group SA	52,619	218,111
Euronav NV	53,013	470,234
Fagron	24,914	419,316
Gimv NV	2,364	143,289
Intervest Offices & Warehouses NV REIT (b)	14,529	465,931
Ion Beam Applications	11,687	202,546
Kinepolis Group NV (a)	9,352	582,803
Materialise NV ADR (a)(b)	19,728	470,907
Mithra Pharmaceuticals SA (a)(b)	7,824	177,771
Ontex Group NV (a)(b)	42,752	339,837
Orange Belgium SA	7,675	173,687
Recticel SA	31,922	636,006
Security Description	Shares	Value
Retail Estates NV REIT	5,721	$464,523
Tessenderlo Group SA (a)	27,960	1,060,400
X-Fab Silicon Foundries SE (a)(d)	47,972	498,621
Xior Student Housing NV REIT (b)	3,702	206,496
		7,459,585
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC ADR (a)	79,385	141,406
BURKINA FASO — 0.1%
IAMGOLD Corp. (a)(b)	148,230	462,357
CAMEROON — 0.1%
Golar LNG, Ltd. (a)	40,368	500,159
CANADA — 8.5%
Absolute Software Corp. (b)	17,996	168,969
AcuityAds Holdings, Inc. (a)(b)	27,406	103,276
Advantage Energy, Ltd. (a)(b)	199,226	1,168,717
Aecon Group, Inc. (b)	30,738	410,765
Ag Growth International, Inc. (b)	6,886	172,702
AGF Management, Ltd. Class B	28,558	188,781
Aimia, Inc. (a)	71,449	279,993
AirBoss of America Corp. (b)	6,724	246,038
Alaris Equity Partners Income	24,904	370,460
Alcanna, Inc. (a)(b)	35,404	191,714
Aleafia Health, Inc. (a)(b)	119,880	12,812
Alexco Resource Corp. (a)(b)	64,123	113,205
Altius Minerals Corp. (b)	39,557	545,214
Americas Gold & Silver Corp. (a)(b)	69,879	56,428
Andlauer Healthcare Group, Inc. (b)	3,275	140,085
Artis Real Estate Investment Trust	84,929	802,796
Athabasca Oil Corp. (a)(b)	296,462	279,294
Atrium Mortgage Investment Corp. (b)	37,762	420,026
Aurinia Pharmaceuticals, Inc. (a)	50,921	1,164,563
Aurora Cannabis, Inc. (a)(b)	111,149	602,756
AutoCanada, Inc. (a)(b)	17,929	606,079
Automotive Properties Real Estate Investment Trust	14,746	174,526
Aya Gold & Silver, Inc. (a)	36,268	274,203
Badger Infrastructure Solutions, Ltd. (b)	16,381	412,265
Baytex Energy Corp. (a)(b)	409,782	1,268,454
BELLUS Health, Inc. (a)(b)	71,354	574,492
Birchcliff Energy, Ltd. (b)	111,513	570,300
Boardwalk Real Estate Investment Trust	22,961	996,676
Burcon NutraScience Corp. (a)(b)	69,585	82,082
Calian Group, Ltd.	1,910	93,054

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Calibre Mining Corp. (a)	75,591	$80,190
Canaccord Genuity Group, Inc.	59,067	705,166
Capstone Mining Corp. (a)(b)	96,274	425,293
Cardinal Energy, Ltd. (a)(b)	67,238	227,294
Cascades, Inc.	27,623	305,501
Celestica, Inc. (a)	62,561	698,342
Cineplex, Inc. (a)(b)	19,254	207,455
Cogeco, Inc.	4,738	304,689
Colossus Minerals, Inc. (b)(c)	390	—
Cominar Real Estate Investment Trust (a)	111,769	1,034,382
Converge Technology Solutions Corp. (a)(b)	85,754	737,954
Copper Mountain Mining Corp. (a)	74,880	202,739
Corus Entertainment, Inc. Class B	172,676	650,705
Crescent Point Energy Corp.	212,712	1,136,687
Denison Mines Corp. (a)(b)	327,024	450,478
Diversified Royalty Corp. (b)	67,357	150,375
Doman Building Materials Group, Ltd. (b)	62,948	387,211
Dorel Industries, Inc. Class B (a)(b)	18,614	301,944
Dream Office Real Estate Investment Trust	37,185	725,066
DREAM Unlimited Corp. Class A	23,836	732,733
Dundee Precious Metals, Inc.	83,648	517,854
ElectraMeccanica Vehicles Corp. (a)(b)	61,228	139,600
Endeavour Silver Corp. (a)(b)	88,881	376,450
Enerplus Corp.	107,865	1,139,151
Enthusiast Gaming Holdings, Inc. (a)(b)	51,244	150,915
Equinox Gold Corp. (a)(b)	118,061	800,065
ERO Copper Corp. (a)(b)	30,500	466,017
Essa Pharma, Inc. (a)(b)	23,534	334,183
Exchange Income Corp. (b)	22,803	760,732
Extendicare, Inc. (b)	49,643	286,897
Fiera Capital Corp. (b)	33,171	275,473
Firm Capital Mortgage Investment Corp. (b)	33,666	382,462
Fission Uranium Corp. (a)(b)	220,258	136,010
Fortuna Silver Mines, Inc. (a)(b)	117,335	458,881
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
Global Atomic Corp. (a)(b)	59,496	197,354
GoGold Resources, Inc. (a)	83,438	200,148
GoldMining, Inc. (a)	77,781	94,213
Goodfood Market Corp. (a)(b)	34,607	111,507
Hardwoods Distribution, Inc. (b)	9,885	350,590
Headwater Exploration, Inc. (a)(b)	60,516	246,730
Heroux-Devtek, Inc. (a)(b)	12,253	174,606
Security Description	Shares	Value
HEXO Corp. (a)(b)	128,030	$89,195
Home Capital Group, Inc. (a)	30,705	949,724
Hudbay Minerals, Inc. (b)	168,247	1,220,079
Hut 8 Mining Corp. (a)	60,516	475,734
i-80 Gold Corp. (a)(b)	34,051	83,298
IMV, Inc. (a)(b)	119,952	148,142
Interfor Corp.	29,128	934,153
InterRent Real Estate Investment Trust	39,097	535,779
Intertape Polymer Group, Inc. (b)	36,813	767,065
Jamieson Wellness, Inc. (b)(d)	17,819	566,247
K92 Mining, Inc. (a)	86,798	494,065
Karora Resources, Inc. (a)	59,569	200,426
Killam Apartment Real Estate Investment Trust	40,909	763,997
Knight Therapeutics, Inc. (a)(b)	77,360	324,592
Largo, Inc. (a)(b)	7,013	65,069
Laurentian Bank of Canada (b)	39,566	1,258,256
Liberty Gold Corp. (a)(b)	82,199	63,122
LifeWorks, Inc.	34,676	700,850
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
MAG Silver Corp. (a)(b)	53,377	837,957
Major Drilling Group International, Inc. (a)(b)	34,978	228,728
Marathon Gold Corp. (a)(b)	88,846	227,891
Martinrea International, Inc. (b)	73,789	671,792
MEG Energy Corp. (a)(b)	108,094	1,001,227
Milestone Pharmaceuticals, Inc. (a)	20,832	136,450
Minto Apartment Real Estate Investment Trust (d)	20,489	355,068
Morguard North American Residential Real Estate Investment Trust	21,972	308,059
MTY Food Group, Inc. (b)	10,522	527,120
Mullen Group, Ltd. (b)	63,701	586,504
Neptune Wellness Solutions, Inc. (a)(b)	303,769	120,243
New Gold, Inc. (a)(b)	365,310	546,598
New Pacific Metals Corp. (a)	56,136	166,210
NexGen Energy, Ltd. (a)(b)	155,670	682,747
NFI Group, Inc. (b)	36,650	587,839
North American Construction Group, Ltd. (b)	19,986	303,631
North West Co., Inc. (b)	29,151	790,191
NuVista Energy, Ltd. (a)(b)	58,884	324,453
Optiva, Inc. (a)	2	43
Organigram Holdings, Inc. (a)(b)	201,105	353,444
Orla Mining, Ltd. (a)(b)	48,657	186,053
Osisko Mining, Inc. (a)(b)	96,246	290,304
Paramount Resources, Ltd. Class A (b)	17,116	333,201
Parex Resources, Inc. (b)	31,174	533,326
Park Lawn Corp. (b)	13,722	450,828

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Peyto Exploration & Development Corp. (b)	45,288	$338,813
Points.com, Inc.	21,927	339,430
Polaris Infrastructure, Inc. (b)	29,167	389,309
Poseidon Concepts Corp. (a)(c)	43,064	—
Precision Drilling Corp. (a)(b)	13,295	470,374
Pretium Resources, Inc. (a)(b)	75,180	1,060,608
Profound Medical Corp. (a)(b)	9,328	105,306
PyroGenesis Canada, Inc. (a)(b)	46,354	122,202
Real Matters, Inc. (a)(b)	39,949	262,500
Recipe Unlimited Corp. (a)	889	12,471
Repare Therapeutics, Inc. (a)(b)	6,724	141,809
Richelieu Hardware, Ltd.	14,970	517,073
Rogers Sugar, Inc. (b)	67,672	318,765
Russel Metals, Inc. (b)	34,360	914,798
Sabina Gold & Silver Corp. (a)	100,270	115,102
Sandstorm Gold, Ltd. (a)(b)	111,586	693,465
Savaria Corp. (b)	25,142	381,365
Seabridge Gold, Inc. (a)(b)	25,104	415,369
Secure Energy Services, Inc. (b)	57,052	237,576
ShawCor, Ltd. (a)(b)	55,080	214,102
Sienna Senior Living, Inc. (b)	40,569	482,723
Sierra Wireless, Inc. (a)(b)	18,367	324,256
Silvercorp Metals, Inc. (b)	66,946	250,686
SilverCrest Metals, Inc. (a)(b)	58,283	461,410
Skeena Resources, Ltd. (a)	19,050	198,621
Slate Grocery REIT Class U	11,693	133,579
Slate Office REIT	38,520	152,476
Sleep Country Canada Holdings, Inc. (d)	17,975	534,063
Solaris Resources, Inc. (a)	19,866	266,421
Southern Pacific Resource Corp. (a)(c)	281,142	—
Sprott, Inc. (b)	13,691	618,677
Sundial Growers, Inc. (a)(b)	865,342	500,427
SunOpta, Inc. (a)	33,775	234,736
Tamarack Valley Energy, Ltd. (a)(b)	90,466	275,735
Taseko Mines, Ltd. (a)	102,284	210,536
TECSYS, Inc. (b)	4,584	190,923
Theratechnologies, Inc. (a)(b)	57,587	174,154
Timbercreek Financial Corp.	27,360	208,154
Torex Gold Resources, Inc. (a)	40,373	420,302
Transat AT, Inc. (a)(b)	44,293	141,314
Transcontinental, Inc. Class A	36,317	583,936
Trisura Group, Ltd. (a)	16,654	628,769
True North Commercial Real Estate Investment Trust	53,772	315,442
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Uni-Select, Inc. (a)(b)	39,379	802,451
Valens Co., Inc. (a)(b)	46,897	115,465
Valeura Energy, Inc. (a)	166	57
Vermilion Energy, Inc. (a)	82,621	1,039,998
Security Description	Shares	Value
Victoria Gold Corp. (a)	13,550	$152,862
Wajax Corp.	12,634	242,748
Wallbridge Mining Co., Ltd. (a)	208,937	66,164
Well Health Technologies Corp. (a)(b)	63,356	246,272
Wesdome Gold Mines, Ltd. (a)(b)	93,953	856,113
Western Forest Products, Inc. (b)	202,877	338,891
Westport Fuel Systems, Inc. (a)(b)	59,700	142,261
Westshore Terminals Investment Corp. (b)	31,095	660,229
Xenon Pharmaceuticals, Inc. (a)	28,105	878,000
Zymeworks, Inc. (a)(b)	22,133	362,760
		70,006,515
CHINA — 0.4%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (b)	87,000	149,756
BOE Varitronix, Ltd.	167,000	214,633
China Glass Holdings, Ltd. (a)	508,000	112,725
China Shandong Hi-Speed Financial Group, Ltd. (a)	4,278,000	438,977
China Tobacco International HK Co., Ltd.	184,000	370,535
China Yuchai International, Ltd.	8,733	130,296
GCL New Energy Holdings, Ltd. (a)(b)	4,690,000	143,173
Glory Sun Land Group, Ltd. (a)	712,344	9,502
Greenland Hong Kong Holdings, Ltd.	189,000	36,363
HG Semiconductor, Ltd. (a)(b)	210,000	196,093
Inspur International, Ltd. (a)	358,000	206,636
Road King Infrastructure, Ltd.	519,482	475,752
Towngas China Co., Ltd. (a)	199,080	173,129
Vesync Co., Ltd. (b)	138,000	167,626
VSTECS Holdings, Ltd.	544,000	510,068
Zensun Enterprises, Ltd. (b)	242,684	120,154
		3,455,418
COLOMBIA — 0.1%
Canacol Energy, Ltd. (b)	55,440	140,888
GCM Mining Corp. (b)	37,599	158,653
Gran Tierra Energy, Inc. (a)	183,494	139,456
		438,997
DENMARK — 1.1%
Alm Brand A/S	215,980	420,716
AMAG Pharmaceuticals, Inc. (c)	308,573	—
Asetek A/S (a)	14,376	66,840
Atlantic Sapphire ASA (a)(b)	32,395	155,210
Bang & Olufsen A/S (a)	55,993	238,860
Better Collective A/S (a)(b)	13,419	291,980
cBrain A/S	9,041	389,826
Cementir Holding NV	37,111	353,658

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Drilling Co. of 1972 A/S (a)	17,038	$667,426
FLSmidth & Co. A/S	11,130	415,742
H&H International A/S Class B (a)	31,926	1,122,737
Matas A/S	28,602	544,467
NNIT A/S (a)(d)	8,390	147,268
NTG Nordic Transport Group A/S Class A (a)	5,073	414,202
Orphazyme A/S (a)	44,225	116,036
Per Aarsleff Holding A/S	12,511	584,398
RTX A/S	4,462	134,674
Scandinavian Tobacco Group A/S Class A (d)	32,258	677,195
Spar Nord Bank A/S	37,626	480,950
Sydbank A/S	36,151	1,143,080
Zealand Pharma A/S (a)	23,460	520,476
		8,885,741
EGYPT — 0.1%
Centamin PLC	449,287	540,502
Energean PLC (a)	35,973	416,587
		957,089
FINLAND — 0.8%
Aktia Bank Oyj	25,708	359,007
BasWare Oyj (a)	4,796	164,984
Bittium Oyj (b)	11,493	69,270
Caverion Oyj	69,701	506,497
Citycon Oyj (a)	53,680	427,314
Finnair Oyj (a)(b)	338,530	229,138
F-Secure Oyj	68,954	389,328
Harvia Oyj	6,509	434,499
Kamux Corp.	15,492	202,073
Marimekko Oyj (a)	3,260	314,006
Musti Group Oyj (a)	9,378	330,178
Oriola Oyj Class B	37,886	86,383
Raisio Oyj Class V	49,047	187,966
Remedy Entertainment Oyj	6,257	282,484
Revenio Group Oyj	11,031	696,844
Rovio Entertainment Oyj (b)(d)	30,075	225,044
Talenom Oyj	14,147	188,229
Tecnotree Oyj (a)(b)	139,931	234,239
Terveystalo Oyj (d)	28,661	385,904
Tokmanni Group Corp.	23,709	529,801
YIT Oyj (b)	77,117	378,327
		6,621,515
FRANCE — 1.8%
AB Science SA (a)	22,734	310,237
Akka Technologies (a)	8,469	465,175
AKWEL	10,967	271,259
Albioma SA	13,042	508,419
Aubay	5,797	412,681
Bastide le Confort Medical	1,841	94,211
Beneteau SA (a)	30,232	489,569
Bigben Interactive	24,077	443,014
Boiron SA	3,519	143,065
Security Description	Shares	Value
Bonduelle SCA	14,113	$334,628
Carbios (a)	5,005	212,755
Cellectis SA (a)	30,535	258,349
Chargeurs SA	10,578	313,484
Cie des Alpes (a)	6,153	96,561
Claranova SADIR (a)	48,846	309,400
Coface SA	45,629	650,173
DBV Technologies SA (a)	25,549	88,877
Derichebourg SA (a)	32,306	372,895
Elior Group SA (a)(d)	66,666	482,547
Esker SA	1,983	815,207
Etablissements Maurel et Prom SA (a)	2,144	5,559
Fnac Darty SA	12,666	828,217
Focus Home Interactive SA (a)	1,902	105,985
GL Events (a)	9,649	190,927
Innate Pharma SA (a)	55,370	280,076
Kaufman & Broad SA	9,959	418,472
LNA Sante SA	7,951	454,806
Maisons du Monde SA (d)	29,352	679,598
Manitou BF SA	6,505	203,801
McPhy Energy SA (a)	5,434	133,725
Mersen SA	8,202	344,178
Nanobiotix SA (a)	14,676	122,001
Nicox (a)	19,048	55,345
Novacyt SA (a)	36,286	180,738
Poxel SA (a)	17,560	98,169
Quadient SA	19,850	432,055
Rallye SA (a)	13,176	75,518
Sequans Communications SA ADR (a)(b)	26,194	124,160
SMCP SA (a)(d)	30,671	255,838
Solutions 30 SE (a)	80,474	649,299
Technicolor SA (a)	63,104	203,230
Vallourec SA (a)	69,227	692,779
Valneva SE (a)	45,142	1,257,719
Verimatrix SA (a)	34,856	52,322
Vilmorin & Cie SA	4,336	264,296
		15,181,319
GABON — 0.0% (e)
BW Energy, Ltd. (a)	11,003	25,080
GERMANY — 3.3%
2G Energy AG	1,498	175,804
Aareal Bank AG	31,899	1,043,284
ADVA Optical Networking SE (a)	13,143	210,443
Affimed NV (a)	71,332	393,753
Allgeier SE	2,438	154,705
Amadeus Fire AG	3,442	712,392
Atoss Software AG	961	237,148
Aumann AG (a)(d)	375	5,834
AURELIUS Equity Opportunities SE & Co. KGaA	16,768	515,614
Bertrandt AG (a)	3,101	201,008
bet-at-home.com AG	1,922	28,370

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bilfinger SE (a)	20,389	$693,272
Borussia Dortmund GmbH & Co. KGaA (a)	51,660	254,965
CECONOMY AG (a)	113,835	490,627
Cewe Stiftung & Co. KGaA	3,454	504,341
Corestate Capital Holding SA (a)(b)	17,544	225,048
CropEnergies AG	13,815	192,610
Datagroup SE (a)	2,622	289,229
Deutsche Beteiligungs AG	8,562	388,008
Deutsche EuroShop AG	24,318	404,861
Deutsche Pfandbriefbank AG (d)	99,245	1,192,945
Deutz AG (a)	66,665	498,081
DIC Asset AG	44,744	782,070
Dr Hoenle AG	1,498	66,693
Draegerwerk AG & Co. KGaA Preference Shares	5,383	338,215
Elmos Semiconductor SE	10,527	700,321
ElringKlinger AG (a)	14,433	182,351
GFT Technologies SE	12,861	674,968
Hamborner REIT AG	53,411	608,483
Hamburger Hafen und Logistik AG	13,344	311,994
Heidelberger Druckmaschinen AG (a)	80,936	243,447
Home24 SE (a)	11,246	148,352
Hornbach Baumarkt AG	4,378	237,233
Hornbach Holding AG & Co. KGaA	6,804	1,025,220
Indus Holding AG	22,888	852,424
Instone Real Estate Group SE (d)	10,992	208,002
Jenoptik AG	25,583	1,080,513
JOST Werke AG (d)	8,456	476,000
Jumia Technologies AG ADR (a)	36,960	421,344
Kloeckner & Co. SE (a)	58,590	714,258
Koenig & Bauer AG (a)	9,451	336,402
Leoni AG (a)	16,228	182,976
LPKF Laser & Electronics AG	9,145	203,210
Marley Spoon AG CDI (a)	74,414	50,856
MBB SE	2,626	411,510
Medios AG (a)	4,046	178,753
Mensch und Maschine Software SE	1,695	128,182
MorphoSys AG (a)	13,391	507,862
Nagarro SE (a)	2,438	560,044
New Work SE	968	239,426
Norma Group SE	17,989	693,086
Northern Data AG (a)	4,084	357,613
Pfeiffer Vacuum Technology AG	3,912	960,925
PVA TePla AG (a)	8,787	418,689
SAF-Holland SE (a)	35,211	492,516
SFC Energy AG (a)	7,021	226,753
SGL Carbon SE (a)	16,513	144,407
Security Description	Shares	Value
Sirius Real Estate, Ltd.	310,118	$593,936
SMA Solar Technology AG	8,332	354,181
SNP Schneider-Neureither & Partner SE (a)	2,841	126,711
Stabilus SA	9,186	674,310
STRATEC SE	2,098	328,769
SUESS MicroTec SE (a)	11,472	273,965
Takkt AG	17,854	311,863
Vossloh AG	4,520	232,077
Westwing Group AG (a)	5,394	135,808
		27,009,060
GHANA — 0.1%
Tullow Oil PLC (a)	1,079,819	679,360
GREECE — 0.0% (e)
TT Hellenic Postbank SA (c)	129,076	—
GUERNSEY — 0.1%
BMO Commercial Property Trust REIT	543,490	772,937
HONG KONG — 1.5%
Aidigong Maternal & Child Health, Ltd. (a)(b)	3,648,000	402,406
Apollo Future Mobility Group, Ltd. (a)(b)	1,469,072	84,794
Ban Loong Holdings, Ltd. (a)(b)	4,832,000	170,440
Beijing Gas Blue Sky Holdings, Ltd. (a)(c)	2,888,000	21,485
Bright Smart Securities & Commodities Group, Ltd.	1,392,000	255,321
Cafe de Coral Holdings, Ltd.	177,191	315,913
Canvest Environmental Protection Group Co., Ltd.	487,000	257,358
China Household Holdings Ltd. (c)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (a)(b)	7,456,000	516,430
Chow Sang Sang Holdings International, Ltd.	68,000	95,071
CMBC Capital Holdings, Ltd. (b)	126,750	78,525
C-Mer Eye Care Holdings, Ltd. (b)	368,000	325,221
Cowell e Holdings, Inc. (a)	158,000	266,296
Dah Sing Financial Holdings, Ltd.	42,000	127,137
EC Healthcare	142,000	202,901
Esprit Holdings, Ltd. (a)	1,059,400	96,478
Fairwood Holdings, Ltd.	163,000	324,064
Far East Consortium International, Ltd.	610,461	222,376
Giordano International, Ltd.	1,476,000	282,088
Global Cord Blood Corp. (a)(b)	8,005	33,541
Glory Sun Financial Group, Ltd. (a)(b)	7,152,000	183,472
Gold Financial Holdings Ltd. (c)	1,158,000	—

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Haitong International Securities Group, Ltd. (b)	855,000	$184,241
HKBN, Ltd.	359,500	441,288
Hong Kong ChaoShang Group, Ltd. (a)(b)	824,000	99,350
Hong Kong Technology Venture Co., Ltd. (b)	344,000	375,050
Huanxi Media Group, Ltd. (a)(b)	1,160,000	209,792
Hutchison Port Holdings Trust Stapled Security	1,611,900	362,677
Hutchison Telecommunications Hong Kong Holdings, Ltd.	742,000	118,967
International Alliance Financial Leasing Co., Ltd. (a)(d)	627,000	207,491
K Wah International Holdings, Ltd.	1,174,238	453,350
Lee's Pharmaceutical Holdings, Ltd. (b)	213,000	90,978
Lifestyle International Holdings, Ltd. (a)	94,500	52,000
Long Well International Holdings Ltd (c)	2,380,000	—
Luk Fook Holdings International, Ltd.	162,000	436,361
Modern Dental Group, Ltd.	206,000	146,382
New Frontier Health Corp. (a)(b)	43,196	495,026
OCI International Holdings, Ltd. (a)	400,000	174,955
Pacific Textiles Holdings, Ltd.	504,000	237,897
PAX Global Technology, Ltd.	441,000	312,240
Peace Mark Holdings, Ltd. (c)	504,228	—
Perfect Medical Health Management, Ltd.	478,000	347,021
Prosperity REIT	604,000	238,616
Realord Group Holdings, Ltd. (a)(b)	146,000	182,212
Sa Sa International Holdings, Ltd. (a)(b)	741,248	158,778
Shun Tak Holdings, Ltd. (a)	1,022,849	282,073
SmarTone Telecommunications Holdings, Ltd.	239,792	127,642
SMI Culture & Travel Group Holdings Ltd. (b)(c)	608,081	—
Stella International Holdings, Ltd.	166,000	200,785
Sun Hung Kai & Co., Ltd.	349,000	186,222
Sunlight Real Estate Investment Trust	571,000	317,861
Superb Summit International Group Ltd. (b)(c)	1,685,500	—
Television Broadcasts, Ltd. (a)	190,316	114,976
Texhong Textile Group, Ltd.	235,500	311,128
Truly International Holdings, Ltd.	882,000	360,887
Value Partners Group, Ltd.	450,000	224,530
Viva China Holdings, Ltd. (b)	1,360,000	268,640
Security Description	Shares	Value
Yuexiu Real Estate Investment Trust	504,000	$208,807
Zhuguang Holdings Group Co., Ltd. (b)	1,390,000	288,829
		12,478,369
INDONESIA — 0.2%
First Pacific Co., Ltd.	1,392,000	512,428
First Resources, Ltd.	230,800	258,508
Nickel Mines, Ltd.	719,728	748,288
		1,519,224
IRAQ — 0.1%
Genel Energy PLC	119,188	210,349
Gulf Keystone Petroleum, Ltd.	174,445	423,881
		634,230
IRELAND — 0.6%
C&C Group PLC (a)	184,450	580,101
Cairn Homes PLC (a)	169,259	217,504
COSMO Pharmaceuticals NV (a)(b)	2,370	170,633
Dalata Hotel Group PLC (a)	146,188	618,431
Fineos Corp., Ltd. ADR (a)	53,653	179,829
Glenveagh Properties PLC (a)(d)	247,655	346,972
Greencore Group PLC (a)	395,977	694,549
Hibernia REIT PLC	409,248	605,016
Irish Continental Group PLC (a)	83,199	428,128
Irish Residential Properties REIT PLC	367,238	699,936
Origin Enterprises PLC	64,626	242,526
Uniphar PLC (a)	70,247	399,424
		5,183,049
ISRAEL — 3.2%
Africa Israel Properties, Ltd.	6,148	406,917
Airport City, Ltd. (a)	1	19
Allot, Ltd. (a)(b)	19,593	232,765
AudioCodes, Ltd. (b)	16,844	585,161
Augwind Energy Tech Storage, Ltd. (a)	9,106	141,751
Azorim-Investment Development & Construction Co., Ltd. (a)	58,210	348,056
BATM Advanced Communications, Ltd. (b)	146,558	166,943
Bet Shemesh Engines Holdings 1997, Ltd. (a)	8,499	186,151
Blue Square Real Estate, Ltd.	2,407	217,314
Camtek, Ltd. (a)(b)	4,890	225,136
Cellcom Israel, Ltd. (a)	37,983	213,322
Ceragon Networks, Ltd. (a)(b)	50,722	130,863
Clal Insurance Enterprises Holdings, Ltd. (a)	40,179	1,030,165
Cognyte Software, Ltd. (a)	27,814	435,845
Compugen, Ltd. (a)	58,298	250,681

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Danel Adir Yeoshua, Ltd.	1,585	$358,514
Delek Automotive Systems, Ltd.	25,400	359,080
Delek Group, Ltd. (a)	4,797	393,175
Delta Galil Industries, Ltd.	6,068	417,219
Elco, Ltd.	4,325	318,219
Electra Consumer Products 1970, Ltd.	5,546	320,743
Electreon Wireless, Ltd. (a)	2,340	156,757
Energix-Renewable Energies, Ltd.	79,628	338,990
Enlight Renewable Energy, Ltd. (a)	343,541	844,834
Equital, Ltd. (a)	9,027	345,455
Fattal Holdings 1998, Ltd. (a)	2,972	300,026
FIBI Holdings, Ltd.	5,126	234,198
Formula Systems 1985, Ltd.	6,190	755,353
Fox Wizel, Ltd.	3,507	630,886
Gamida Cell, Ltd. (a)(b)	71,330	181,178
Gazit-Globe, Ltd.	104,384	824,702
Gilat Satellite Networks, Ltd.	22,006	155,582
Hilan, Ltd.	4,440	297,436
IDI Insurance Co., Ltd.	7,473	272,518
Innoviz Technologies, Ltd. (a)(b)	35,758	226,706
Inrom Construction Industries, Ltd.	79,988	396,291
Isracard, Ltd.	65,783	324,434
Israel Canada T.R, Ltd.	101,921	656,572
Israel Discount Bank, Ltd. Class A	1	6
Isras Investment Co., Ltd.	1,337	353,581
Ituran Location & Control, Ltd.	14,882	396,903
Kamada, Ltd. (a)	17,330	114,423
Magic Software Enterprises, Ltd.	13,057	273,283
Matrix IT, Ltd.	16,547	502,141
Mediterranean Towers, Ltd.	50,784	154,176
Mega Or Holdings, Ltd.	7,661	351,494
Mehadrin, Ltd. (a)	1	49
Menora Mivtachim Holdings, Ltd.	9,903	234,243
Migdal Insurance & Financial Holding, Ltd.	397,456	655,233
Mivne Real Estate KD, Ltd.	1	4
Nano Dimension, Ltd. ADR (a)	122,649	466,066
Nano-X Imaging, Ltd. (a)(b)	14,160	205,886
Oil Refineries, Ltd. (a)	2,195,717	630,694
One Software Technologies, Ltd.	16,227	322,726
OPC Energy, Ltd. (a)	23,888	267,861
Oramed Pharmaceuticals, Inc. (a)	13,550	193,494
Partner Communications Co., Ltd. (a)	60,519	492,918
Paz Oil Co., Ltd. (a)	6,067	753,794
Perion Network, Ltd. (a)	25,701	618,109
Security Description	Shares	Value
RADA Electronic Industries, Ltd. (a)	27,907	$262,884
Radware, Ltd. (a)	27,538	1,146,682
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,038	377,640
Redhill Biopharma, Ltd. ADR (a)(b)	30,478	78,633
REIT 1, Ltd.	124,236	886,944
Sapiens International Corp. NV	26,583	924,990
Sella Capital Real Estate, Ltd. REIT	156,389	556,738
Silicom, Ltd. (a)	7,252	374,203
Sisram Medical, Ltd. (d)	109,200	132,923
Summit Real Estate Holdings, Ltd. (a)	12,901	271,583
Taboola.com, Ltd. (a)	50,917	396,134
Tel Aviv Stock Exchange, Ltd.	33,454	180,469
Tremor International, Ltd. (a)	16,300	246,945
Tufin Software Technologies, Ltd. (a)(b)	18,654	196,800
		26,700,609
ITALY — 1.3%
AMCO - Asset Management Co. SpA (b)(c)	2,346	—
Anima Holding SpA (d)	159,364	813,717
Arnoldo Mondadori Editore SpA (a)	159,622	370,305
Ascopiave SpA	41,404	163,384
Avio SpA (b)	7,591	101,000
Banca IFIS SpA	15,259	296,208
Banca Monte dei Paschi di Siena SpA (a)(b)	181,818	184,433
Banca Sistema SpA (b)(d)	104,279	249,624
BFF Bank SpA (d)	50,319	405,709
Biesse SpA (a)(b)	12,794	355,295
Cromwell European Real Estate Investment Trust	70,600	203,124
Danieli & C Officine Meccaniche SpA (a)	18,427	360,429
Datalogic SpA	6,048	105,230
Digital Bros SpA (b)	6,108	207,825
doValue SpA (a)(d)	23,815	227,221
El.En. SpA	41,963	743,483
Esprinet SpA	29,353	430,605
Eurotech SpA (a)(b)	41,534	238,996
Fila SpA	11,752	129,902
Fincantieri SpA (a)(b)	148,594	101,980
Illimity Bank SpA (a)	18,022	269,914
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	23,463	102,993
Italmobiliare SpA	2,447	90,439
Juventus Football Club SpA (a)(b)	772,208	302,963
Kaleyra, Inc. (a)(b)	18,746	188,210
Maire Tecnimont SpA	70,008	331,190

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
MARR SpA	13,694	$294,326
OVS SpA (a)(d)	267,517	778,804
Piaggio & C SpA	93,337	305,054
Prima Industrie SpA (a)	460	9,636
RAI Way SpA (d)	53,577	318,043
Safilo Group SpA (a)	68,927	123,376
Tamburi Investment Partners SpA	71,100	802,889
Tinexta SpA	9,555	414,644
Unieuro SpA (d)	21,627	516,479
		10,537,430
JAPAN — 33.1%
3-D Matrix, Ltd. (a)	113,600	516,924
77 Bank, Ltd.	38,000	440,537
Access Co., Ltd. (a)	10,500	64,465
Achilles Corp.	2,100	22,777
Adastria Co., Ltd.	10,000	140,333
Advanced Media, Inc. (a)	16,900	94,366
Adways, Inc.	10,500	75,407
Aeon Delight Co., Ltd.	16,200	474,091
Aeon Fantasy Co., Ltd. (b)	7,900	127,671
Ai Holdings Corp.	22,900	382,611
AI inside, Inc. (a)(b)	1,900	98,337
Aichi Bank, Ltd.	8,100	328,136
Aichi Steel Corp.	3,200	69,221
Aida Engineering, Ltd.	33,300	309,129
Aiful Corp.	134,276	415,112
Aiming, Inc. (a)	24,000	58,356
Airtrip Corp. (b)	10,400	277,261
Aisan Industry Co., Ltd.	32,000	212,861
Akatsuki, Inc.	2,300	57,582
Akebono Brake Industry Co., Ltd. (a)	78,600	126,273
Akita Bank, Ltd.	1,800	25,557
ALBERT, Inc. (a)(b)	900	32,669
Albis Co., Ltd. (b)	4,700	91,669
Alconix Corp.	16,200	188,652
Altech Corp. (b)	17,180	283,611
Amiyaki Tei Co., Ltd.	1,700	43,520
Amuse, Inc.	9,300	169,194
Anest Iwata Corp.	26,300	203,037
AnGes, Inc. (a)(b)	51,500	171,734
Anicom Holdings, Inc.	51,400	370,028
Aomori Bank, Ltd.	7,600	117,014
Arakawa Chemical Industries, Ltd.	16,200	167,691
Arata Corp.	7,300	279,245
Arcland Sakamoto Co., Ltd. (b)	10,400	148,023
Arcland Service Holdings Co., Ltd. (b)	10,400	204,469
Arcs Co., Ltd.	27,500	509,379
Arealink Co., Ltd.	4,100	54,688
Argo Graphics, Inc.	16,200	453,693
Arisawa Manufacturing Co., Ltd.	16,200	138,851
Aruhi Corp. (a)	16,200	147,011
Security Description	Shares	Value
Asahi Holdings, Inc.	50,557	$900,020
ASAHI YUKIZAI Corp.	10,500	157,470
Asanuma Corp. (b)	8,200	391,646
Asia Pile Holdings Corp.	6,600	25,791
ASKA Pharmaceutical Holdings Co., Ltd.	10,500	91,820
ASKUL Corp.	27,100	361,004
Atom Corp.	16,700	111,667
Atrae, Inc. (a)	22,900	483,434
Autobacs Seven Co., Ltd.	27,000	328,957
Avex, Inc. (b)	20,700	259,211
Awa Bank, Ltd.	35,865	676,469
Axial Retailing, Inc.	10,000	292,649
Bando Chemical Industries, Ltd.	32,700	253,581
Bank of Iwate, Ltd.	8,000	129,773
Bank of Nagoya, Ltd.	3,160	75,299
Bank of Saga, Ltd.	16,200	203,845
Bank of the Ryukyus, Ltd.	52,720	349,315
BASE, Inc. (a)(b)	34,300	183,481
Belc Co., Ltd.	6,300	308,011
Bell System24 Holdings, Inc.	17,700	192,286
Belluna Co., Ltd.	27,600	169,931
BeNext-Yumeshin Group Co.	44,377	652,427
Bic Camera, Inc. (b)	37,500	313,599
BML, Inc.	17,000	527,767
BrainPad, Inc. (a)	3,900	51,580
Broadleaf Co., Ltd. (b)	61,000	230,958
BRONCO BILLY Co., Ltd. (b)	8,200	168,764
Bunka Shutter Co., Ltd.	45,600	425,291
Bushiroad, Inc. (a)(b)	13,400	218,999
CAICA DIGITAL, Inc. (a)(b)	662,143	828,002
Can Do Co., Ltd. (b)	25,300	494,773
Carna Biosciences, Inc. (a)	4,400	42,107
Cawachi, Ltd.	4,600	87,961
Central Glass Co., Ltd.	34,569	640,017
Central Security Patrols Co., Ltd.	6,500	136,203
Change, Inc. (a)(b)	13,700	225,924
Chatwork Co., Ltd. (a)(b)	23,800	196,757
Chiba Kogyo Bank, Ltd.	63,700	146,589
Chiyoda Co., Ltd. (b)	21,600	145,744
Chiyoda Corp. (a)	112,700	344,496
Chiyoda Integre Co., Ltd.	5,600	98,379
Chofu Seisakusho Co., Ltd.	16,200	286,987
Chubu Shiryo Co., Ltd.	10,500	89,814
Chudenko Corp.	10,000	184,621
Chugoku Bank, Ltd.	44,800	350,526
Chugoku Marine Paints, Ltd.	37,100	306,066
CI Takiron Corp.	47,400	231,742
Citizen Watch Co., Ltd.	150,200	649,556
CKD Corp.	45,859	930,680
CMK Corp. (a)	42,800	257,569
COLOPL, Inc.	37,500	213,951
Colowide Co., Ltd.	23,100	326,776

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Computer Engineering & Consulting, Ltd.	10,400	$98,080
Comture Corp.	16,200	507,855
CONEXIO Corp.	10,500	134,584
COOKPAD, Inc. (a)	234,400	527,199
Cosel Co., Ltd.	24,300	180,211
Cosmo Energy Holdings Co., Ltd.	25,900	505,607
CRE Logistics REIT, Inc. (a)	236	463,577
Create Restaurants Holdings, Inc. (b)	33,600	210,666
CTS Co., Ltd.	37,500	273,870
Curves Holdings Co., Ltd.	25,400	175,134
Cyber Security Cloud, Inc. (a)(b)	2,500	36,885
CYBERDYNE, Inc. (a)(b)	16,200	49,801
Cybozu, Inc. (b)	5,300	84,272
Dai Nippon Toryo Co., Ltd.	10,500	75,407
Daibiru Corp. (a)(b)	26,100	501,805
Daido Metal Co., Ltd.	29,600	155,769
Daihen Corp.	9,600	398,072
Daiho Corp. (b)	17,700	610,981
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (b)	23,700	255,410
Daiichikosho Co., Ltd.	17,300	522,808
Daiken Corp.	9,900	186,643
Daiki Aluminium Industry Co., Ltd.	37,500	520,060
Daikyonishikawa Corp.	20,900	106,174
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	179,049
Daiseki Co., Ltd.	28,939	1,284,167
Daishi Hokuetsu Financial Group, Inc.	30,951	682,693
Daito Pharmaceutical Co., Ltd.	8,600	221,805
Daiwabo Holdings Co., Ltd.	50,074	800,106
DCM Holdings Co., Ltd.	77,964	721,043
DDS, Inc. (a)	73,700	101,121
Demae-Can Co., Ltd. (a)(b)	38,972	311,356
Denyo Co., Ltd.	10,000	160,479
Dexerials Corp.	33,821	1,220,323
Digital Arts, Inc.	8,100	593,669
Digital Garage, Inc.	18,884	802,720
Digital Hearts Holdings Co., Ltd.	6,200	125,771
Dip Corp.	17,900	608,558
DKK Co., Ltd.	8,700	189,329
DKS Co., Ltd.	8,400	234,519
Doshisha Co., Ltd.	16,200	220,305
Doutor Nichires Holdings Co., Ltd. (b)	49,152	683,787
DTS Corp.	67,887	1,487,967
Duskin Co., Ltd.	24,400	595,194
DyDo Group Holdings, Inc.	4,100	168,764
Dynam Japan Holdings Co., Ltd.	10,000	8,850
Security Description	Shares	Value
Earth Corp.	10,300	$548,296
EDION Corp. (b)	74,305	692,365
Edulab, Inc. (a)(b)	2,400	20,841
eGuarantee, Inc.	26,400	530,499
E-Guardian, Inc.	10,500	311,841
Ehime Bank, Ltd.	22,540	163,244
Eiken Chemical Co., Ltd.	20,900	350,284
Eizo Corp.	10,500	367,917
Enigmo, Inc. (b)	9,700	64,355
en-japan, Inc.	10,400	293,517
eRex Co., Ltd. (b)	28,200	499,815
ES-Con Japan, Ltd. (b)	37,500	254,982
Eslead Corp.	20,200	295,576
ESPEC Corp.	18,000	348,886
euglena Co., Ltd. (a)(b)	45,900	283,001
Exedy Corp.	19,200	277,608
FAN Communications, Inc. (b)	47,900	161,393
FCC Co., Ltd.	36,328	472,259
FDK Corp. (a)(b)	24,600	213,839
Feed One Co., Ltd.	9,160	55,761
Ferrotec Holdings Corp.	41,678	1,532,772
FIDEA Holdings Co., Ltd.	18,410	213,748
Financial Products Group Co., Ltd.	29,700	176,413
Fixstars Corp.	19,600	151,653
Fronteo, Inc. (a)	20,400	586,375
Fudo Tetra Corp. (b)	9,040	131,414
Fuji Co., Ltd.	16,200	274,748
Fuji Pharma Co., Ltd.	7,000	62,429
Fuji Seal International, Inc.	10,100	185,765
Fuji Soft, Inc.	18,757	904,011
Fujibo Holdings, Inc.	7,200	256,663
Fujikura, Ltd. (a)	165,120	810,150
Fujimi, Inc.	9,961	670,381
Fujimori Kogyo Co., Ltd.	7,500	267,683
Fujita Kanko, Inc. (a)	4,399	94,394
Fujitec Co., Ltd.	41,381	905,563
Fujiya Co., Ltd. (b)	200	3,936
Fukuda Corp. (b)	4,000	149,885
Fukui Bank, Ltd. (b)	12,900	157,280
Fukuoka REIT Corp.	856	1,239,901
Fukushima Galilei Co., Ltd.	8,400	347,948
FULLCAST Holdings Co., Ltd.	10,400	222,351
Fumakilla, Ltd.	19,700	197,761
Funai Soken Holdings, Inc.	23,100	524,767
Furukawa Co., Ltd.	17,838	196,728
Furukawa Electric Co., Ltd.	21,000	423,447
Furuno Electric Co., Ltd.	21,600	227,151
Fuso Chemical Co., Ltd.	16,200	683,001
Futaba Corp.	10,500	63,736
Fuyo General Lease Co., Ltd.	9,572	662,488
GA Technologies Co., Ltd. (a)(b)	13,200	149,360
Gakken Holdings Co., Ltd. (b)	22,800	207,102
Genki Sushi Co., Ltd.	1,600	35,389
Genky DrugStores Co., Ltd.	5,100	271,929

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Geo Holdings Corp.	22,000	$236,707
giftee, Inc. (a)(b)	9,300	158,049
Giken, Ltd.	8,900	313,399
Global One Real Estate Investment Corp. REIT	355	371,169
GLOBERIDE, Inc.	14,000	384,178
Glory, Ltd.	34,700	659,618
GMO GlobalSign Holdings KK (b)	1,700	61,782
GNI Group, Ltd. (a)(b)	17,600	226,352
Goldcrest Co., Ltd.	16,900	237,602
Grace Technology, Inc. (b)	6,200	20,083
Gree, Inc. (b)	50,800	373,649
GS Yuasa Corp.	36,098	801,864
G-Tekt Corp.	17,200	213,441
GungHo Online Entertainment, Inc. (b)	17,600	395,543
Gunma Bank, Ltd.	76,900	235,064
Gunze, Ltd.	9,200	322,765
Gurunavi, Inc. (a)(b)	40,400	148,753
H.U. Group Holdings, Inc.	30,197	765,709
H2O Retailing Corp.	72,500	509,965
Hachijuni Bank, Ltd.	132,700	452,877
Hamakyorex Co., Ltd.	7,200	181,571
Hankyu Hanshin REIT, Inc.	476	654,756
Hanwa Co., Ltd.	24,244	686,340
Happinet Corp.	3,700	48,228
Hazama Ando Corp.	100,901	757,929
HEALIOS KK (a)	23,100	257,369
Heiwa Real Estate Co., Ltd.	17,900	601,563
Heiwa Real Estate REIT, Inc. (b)	432	586,354
Heiwado Co., Ltd.	21,600	362,204
Hennge KK (a)(b)	8,800	148,100
Hibiya Engineering, Ltd.	7,500	133,906
Hiday Hidaka Corp. (b)	16,204	243,718
Hioki EE Corp. (b)	8,200	625,209
Hirano Tecseed Co., Ltd. (b)	10,400	290,356
Hirata Corp.	6,800	377,335
Hirogin Holdings, Inc.	54,900	328,480
HIS Co., Ltd. (a)(b)	10,000	162,390
Hochiki Corp.	18,900	213,693
Hogy Medical Co., Ltd.	10,500	297,252
Hokkaido Electric Power Co., Inc.	115,500	514,537
Hokkaido Gas Co., Ltd.	2,900	38,380
Hokkoku Financial Holdings, Inc.	16,700	369,806
Hokuetsu Corp.	53,700	335,290
Hokuhoku Financial Group, Inc.	74,100	588,141
Hokuriku Electric Power Co.	37,500	190,504
H-One Co., Ltd.	22,800	133,844
Hoosiers Holdings	44,000	259,442
Hoshino Resorts REIT, Inc.	172	975,346
Hosiden Corp.	25,800	258,325
Hosokawa Micron Corp.	9,600	284,278
Security Description	Shares	Value
Howa Machinery, Ltd.	33,100	$226,502
Hyakugo Bank, Ltd.	123,200	368,033
Hyakujushi Bank, Ltd.	18,100	236,555
IBJ Leasing Co., Ltd.	10,400	288,099
IBJ, Inc. (b)	16,900	132,963
Ichibanya Co., Ltd.	5,600	225,887
Ichigo Hotel REIT Investment Corp.	253	172,907
Ichigo Office REIT Investment Corp.	606	436,259
Ichigo, Inc.	30,000	72,945
Ichikoh Industries, Ltd.	34,000	161,209
Idec Corp.	16,300	394,495
Iino Kaiun Kaisha, Ltd.	102,880	487,799
Imasen Electric Industrial	26,400	135,949
Imuraya Group Co., Ltd.	8,600	166,690
Inaba Denki Sangyo Co., Ltd.	19,800	464,588
Inabata & Co., Ltd.	21,700	316,017
Infocom Corp.	16,500	312,648
INFRONEER Holdings, Inc.	72,324	658,205
Insource Co., Ltd.	19,200	469,683
Intage Holdings, Inc.	37,500	572,489
Iriso Electronics Co., Ltd.	10,300	387,743
Ishihara Sangyo Kaisha, Ltd.	18,800	194,277
Istyle, Inc. (a)	37,500	87,599
Itfor, Inc.	43,000	302,088
Itochu Enex Co., Ltd.	30,200	261,468
Itoki Corp. (b)	30,900	95,795
J Trust Co., Ltd. (b)	60,400	298,446
Jaccs Co., Ltd.	15,000	385,828
JAFCO Group Co., Ltd.	18,260	1,049,726
Japan Aviation Electronics Industry, Ltd.	42,090	727,725
Japan Communications, Inc. (a)	144,100	254,025
Japan Display, Inc. (a)(b)	422,910	132,211
Japan Elevator Service Holdings Co., Ltd.	24,800	462,597
Japan Excellent, Inc. REIT	721	834,608
Japan Lifeline Co., Ltd.	33,700	320,743
Japan Material Co., Ltd.	46,674	767,666
Japan Petroleum Exploration Co., Ltd.	18,200	396,068
Japan Pulp & Paper Co., Ltd.	7,900	282,645
Japan Securities Finance Co., Ltd.	28,100	234,258
Japan Steel Works, Ltd.	43,397	1,454,669
Japan Wool Textile Co., Ltd.	24,200	192,289
JCU Corp.	15,547	738,501
Jimoto Holdings, Inc.	18,810	105,358
JINS Holdings, Inc. (b)	6,600	401,772
Joshin Denki Co., Ltd.	13,500	250,879
Joyful Honda Co., Ltd.	49,400	631,898
JSP Corp.	8,100	115,006
JTOWER, Inc. (a)	3,800	318,440
Juki Corp.	35,600	262,158
Juroku Financial Group, Inc.	19,800	372,771

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
JVC Kenwood Corp.	85,000	$129,912
Kaga Electronics Co., Ltd.	20,100	570,770
Kamakura Shinsho, Ltd. (b)	5,300	28,029
Kameda Seika Co., Ltd.	1,600	59,398
Kamei Corp.	21,100	191,110
Kanamoto Co., Ltd.	19,900	416,473
Kanematsu Corp.	82,735	920,355
Kanematsu Electronics, Ltd.	7,900	272,355
Kanto Denka Kogyo Co., Ltd.	24,000	236,134
Kaonavi, Inc. (a)	8,100	209,613
Kasai Kogyo Co., Ltd. (a)	33,900	86,255
Katakura Industries Co., Ltd. (a)(b)	67,748	1,450,209
Kato Sangyo Co., Ltd.	10,400	302,549
Kato Works Co., Ltd.	8,400	60,472
KAWADA TECHNOLOGIES, Inc.	1,300	48,317
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	184,134
Keiyo Bank, Ltd.	82,800	335,068
Keiyo Co., Ltd.	34,000	250,080
Kenedix Retail REIT Corp.	273	670,913
Kenko Mayonnaise Co., Ltd.	16,200	188,511
KH Neochem Co., Ltd.	19,000	524,684
Kintetsu World Express, Inc.	17,100	444,002
Kisoji Co., Ltd. (b)	10,300	196,510
Kissei Pharmaceutical Co., Ltd.	24,800	485,426
Kitanotatsujin Corp.	50,400	146,620
Kito Corp.	18,000	310,434
Kitz Corp.	118,355	731,786
Kiyo Bank, Ltd.	70,965	869,538
KLab, Inc. (a)	10,100	43,503
Koa Corp. (b)	20,500	287,148
Kohnan Shoji Co., Ltd.	10,500	308,649
Komatsu Matere Co., Ltd.	29,500	326,881
KOMEDA Holdings Co., Ltd.	23,600	420,129
Komeri Co., Ltd.	10,300	228,710
Komori Corp.	52,036	310,440
Konishi Co., Ltd.	16,400	246,666
Konoike Transport Co., Ltd.	16,200	173,318
Koshidaka Holdings Co., Ltd.	25,400	135,211
Kotobuki Spirits Co., Ltd.	19,077	912,807
Kourakuen Holdings Corp. (a)	8,000	99,900
Krosaki Harima Corp.	3,300	126,521
Kudan, Inc. (a)(b)	7,800	198,937
Kumagai Gumi Co., Ltd.	18,200	453,755
Kumiai Chemical Industry Co., Ltd.	54,700	375,734
Kura Sushi, Inc. (b)	16,200	510,668
Kurabo Industries, Ltd.	29,770	505,926
Kureha Corp.	8,200	585,333
Kurimoto, Ltd.	5,300	72,443
KYB Corp.	13,683	383,202
Kyoei Steel, Ltd.	19,000	233,468
Kyokuto Kaihatsu Kogyo Co., Ltd.	18,800	249,459
Security Description	Shares	Value
KYORIN Holdings, Inc.	32,900	$527,406
Kyoritsu Maintenance Co., Ltd. (b)	16,200	567,644
Kyosan Electric Manufacturing Co., Ltd.	16,200	65,135
Kyushu Financial Group, Inc.	224,955	816,562
LAC Co., Ltd.	6,900	44,820
Lacto Japan Co., Ltd. (b)	7,400	155,255
LEC, Inc.	17,700	132,956
Leopalace21 Corp. (a)	615,720	983,826
Lifenet Insurance Co. (a)	16,200	128,863
LIFULL Co., Ltd.	34,300	72,082
Locondo, Inc.	4,100	46,036
M&A Capital Partners Co., Ltd. (a)	8,400	384,421
Macnica Fuji Electronics Holdings, Inc.	32,205	769,642
Maeda Kosen Co., Ltd. (b)	7,500	255,634
Makino Milling Machine Co., Ltd.	20,348	726,241
Makuake, Inc. (a)(b)	1,200	45,226
Mandom Corp.	18,800	231,174
Mars Group Holdings Corp.	16,200	237,046
Marudai Food Co., Ltd.	43,031	569,487
Maruha Nichiro Corp.	35,702	745,632
Marusan Securities Co., Ltd.	69,438	312,955
Maruwa Co., Ltd.	3,600	509,574
Matsuya Co., Ltd. (a)	30,900	222,181
Max Co., Ltd.	22,200	370,145
Maxell , Ltd.	28,200	335,006
MCJ Co., Ltd.	44,200	415,688
MEC Co., Ltd. (b)	17,400	605,158
Media Do Co., Ltd. (b)	4,300	153,098
Medical Data Vision Co., Ltd. (b)	17,700	191,518
Medinet Co., Ltd. (a)	603,500	262,038
Medley, Inc. (a)(b)	11,400	234,821
MedPeer, Inc. (a)	7,200	224,150
Megachips Corp.	15,519	694,046
Megmilk Snow Brand Co., Ltd.	25,300	437,211
Meidensha Corp.	28,649	681,675
Meiko Electronics Co., Ltd.	16,267	672,406
Meiko Network Japan Co., Ltd.	29,400	145,270
Meisei Industrial Co., Ltd.	34,100	224,757
Meitec Corp.	10,500	617,298
Melco Holdings, Inc.	4,000	141,375
Michinoku Bank, Ltd.	5,720	40,682
Mie Kotsu Group Holdings, Inc. (b)	55,500	232,786
Milbon Co., Ltd.	10,500	519,734
Mimasu Semiconductor Industry Co., Ltd.	18,100	416,526
Minkabu The Infonoid, Inc.	6,800	162,272
Mirai Corp. REIT	642	275,688
Mirait Holdings Corp.	45,001	741,322
Miroku Jyoho Service Co., Ltd.	10,500	125,922

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Mitsubishi Estate Logistics REIT Investment Corp. (a)	155	$705,310
Mitsubishi Kakoki Kaisha, Ltd. (b)	16,500	315,084
Mitsubishi Logisnext Co., Ltd.	16,200	149,121
Mitsubishi Pencil Co., Ltd.	29,200	307,075
Mitsubishi Research Institute, Inc.	6,900	242,074
Mitsubishi Shokuhin Co., Ltd.	8,000	192,158
Mitsuboshi Belting, Ltd.	16,300	305,178
Mitsui DM Sugar Holdings Co., Ltd.	26,600	447,664
Mitsui Matsushima Holdings Co., Ltd. (b)	16,800	275,879
Mitsui Mining & Smelting Co., Ltd.	33,231	904,687
Mitsui-Soko Holdings Co., Ltd.	17,700	382,113
Mixi, Inc.	25,600	447,953
Miyaji Engineering Group, Inc.	2,600	73,379
Miyazaki Bank, Ltd.	6,980	126,077
Mizuno Corp.	7,800	151,997
Mochida Pharmaceutical Co., Ltd.	18,000	543,962
Modec, Inc.	9,000	107,620
Monex Group, Inc.	99,607	606,352
Monogatari Corp (b)	2,800	164,127
Mori Trust Hotel REIT, Inc.	190	204,924
Mori Trust Sogo Reit, Inc.	345	433,815
Morita Holdings Corp.	23,800	270,335
MOS Food Services, Inc.	16,200	433,294
m-up Holdings, Inc.	18,000	161,000
Musashi Seimitsu Industry Co., Ltd.	30,300	503,882
Musashino Bank, Ltd.	10,480	163,723
Nachi-Fujikoshi Corp.	16,200	579,601
Nagaileben Co., Ltd.	16,200	318,499
Nagano Keiki Co., Ltd.	26,900	368,384
Nakanishi, Inc.	67,649	1,244,241
NanoCarrier Co., Ltd. (a)	97,800	227,610
Nanto Bank, Ltd.	10,000	168,555
Neturen Co., Ltd.	61,983	313,804
Nextage Co., Ltd.	41,340	853,330
NexTone, Inc. (a)	4,200	167,774
NHK Spring Co., Ltd.	37,500	318,484
Nichias Corp.	36,218	872,465
Nichiban Co., Ltd.	10,000	155,703
Nichicon Corp.	43,900	481,488
Nichiha Corp.	18,900	501,407
Nichi-iko Pharmaceutical Co., Ltd. (a)(b)	73,400	449,368
Nichireki Co., Ltd.	10,500	129,660
Nihon House Holdings Co., Ltd.	52,800	232,466
Nihon Nohyaku Co., Ltd.	37,500	161,196
Nihon Parkerizing Co., Ltd.	61,000	595,936
Nihon Tokushu Toryo Co., Ltd.	10,500	79,601
Nihon Trim Co., Ltd.	1,500	41,422
Security Description	Shares	Value
Nikkiso Co., Ltd. (b)	71,240	$497,390
Nikkon Holdings Co., Ltd.	67,638	1,272,232
Nippon Carbide Industries Co., Inc.	18,100	208,106
Nippon Carbon Co., Ltd.	16,271	589,206
Nippon Ceramic Co., Ltd.	10,400	254,322
Nippon Chemical Industrial Co., Ltd. (b)	8,100	191,465
Nippon Coke & Engineering Co., Ltd. (b)	708,472	812,108
Nippon Densetsu Kogyo Co., Ltd.	26,200	378,137
Nippon Gas Co., Ltd.	42,800	566,801
Nippon Kayaku Co., Ltd.	49,900	513,062
Nippon Koei Co., Ltd.	9,800	271,478
Nippon Light Metal Holdings Co., Ltd.	37,390	559,770
Nippon Paper Industries Co., Ltd.	19,200	181,071
Nippon Parking Development Co., Ltd.	741,091	888,112
Nippon Pillar Packing Co., Ltd.	16,800	542,712
NIPPON REIT Investment Corp.	453	1,612,870
Nippon Road Co., Ltd.	4,700	336,312
Nippon Sheet Glass Co., Ltd. (a)	47,400	211,161
Nippon Signal Co., Ltd.	35,000	278,103
Nippon Soda Co., Ltd.	16,200	465,651
Nippon Steel Trading Corp.	3,600	156,936
Nippon Suisan Kaisha, Ltd.	162,454	766,033
Nippon Thompson Co., Ltd.	59,200	350,095
Nippon Yakin Kogyo Co., Ltd.	8,600	169,304
Nipro Corp.	10,400	98,351
Nishimatsu Construction Co., Ltd.	27,583	873,084
Nishimatsuya Chain Co., Ltd. (b)	26,253	314,840
Nishi-Nippon Financial Holdings, Inc.	84,100	543,358
Nishio Rent All Co., Ltd.	16,400	409,021
Nissan Shatai Co., Ltd.	24,200	148,157
Nissei ASB Machine Co., Ltd.	4,700	129,382
Nissei Plastic Industrial Co., Ltd.	26,600	241,619
Nissha Co., Ltd. (b)	26,400	382,858
Nisshin Oillio Group, Ltd.	13,600	342,377
Nisshinbo Holdings, Inc.	79,900	607,116
Nissin Corp.	10,500	150,905
Nitta Corp.	9,900	253,357
Nittetsu Mining Co., Ltd.	3,200	183,127
Nitto Boseki Co., Ltd.	25,730	658,025
Nitto Kogyo Corp.	24,300	335,522
Nittoku Co., Ltd.	9,400	325,292
Nohmi Bosai, Ltd.	19,400	379,223
Nojima Corp.	10,400	217,474
Nomura Co., Ltd.	47,200	390,618

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Noritake Co., Ltd.	6,900	$300,795
Noritsu Koki Co., Ltd.	9,800	230,884
Noritz Corp.	16,900	246,261
North Pacific Bank, Ltd.	165,000	358,213
NS United Kaiun Kaisha, Ltd.	10,000	303,504
NSD Co., Ltd.	42,606	773,275
NTN Corp. (a)	222,900	464,556
NTT UD REIT Investment Corp.	1,404	1,892,239
Obara Group, Inc. (b)	8,900	267,413
Oenon Holdings, Inc.	103,400	323,251
Ogaki Kyoritsu Bank, Ltd.	10,000	167,861
Ohara, Inc.	9,600	102,540
Ohsho Food Service Corp.	6,800	360,801
Oiles Corp.	16,200	237,608
Oisix ra daichi, Inc. (a)	10,500	282,207
Oita Bank, Ltd.	15,380	244,146
Okabe Co., Ltd.	20,400	128,436
Okamoto Industries, Inc.	6,360	233,346
Okamura Corp.	60,568	676,397
Okasan Securities Group, Inc.	96,082	317,895
Oki Electric Industry Co., Ltd.	52,500	412,140
Okinawa Electric Power Co., Inc.	16,877	213,243
Okinawa Financial Group, Inc.	25,300	485,546
OKUMA Corp.	13,200	586,896
Okumura Corp.	16,800	470,496
Okuwa Co., Ltd.	19,300	159,388
Oncolys BioPharma, Inc. (a)	17,700	81,157
OncoTherapy Science, Inc. (a)	150,100	93,849
One REIT, Inc.	96	251,765
Open Door, Inc. (a)	8,500	136,038
OPT Holding, Inc. (a)(b)	10,000	114,454
Optex Group Co., Ltd.	19,500	278,221
Optim Corp. (a)(b)	5,400	61,852
Optorun Co., Ltd.	16,200	334,256
Oriental Shiraishi Corp. (a)	104,200	210,834
Osaka Organic Chemical Industry, Ltd. (b)	23,000	663,106
Osaka Soda Co., Ltd.	10,400	274,552
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	58,313
Osaki Electric Co., Ltd.	16,000	65,025
OSG Corp.	10,500	162,850
Oyo Corp. (b)	21,000	392,080
Pacific Industrial Co., Ltd.	32,300	340,797
Pacific Metals Co., Ltd.	7,399	136,922
Pack Corp. (b)	10,000	234,293
PAL GROUP Holdings Co., Ltd.	10,400	154,977
Paramount Bed Holdings Co., Ltd.	24,800	420,171
Pasona Group, Inc.	10,500	300,899
PC Depot Corp.	59,200	160,396
Penta-Ocean Construction Co., Ltd.	163,853	924,879
Pharma Foods International Co., Ltd. (b)	10,400	191,012
Security Description	Shares	Value
PIA Corp. (a)	5,100	$149,251
Pilot Corp.	10,000	382,094
Piolax, Inc.	18,000	274,795
PKSHA Technology, Inc. (a)(b)	5,200	113,433
Plenus Co., Ltd.	9,900	173,404
Poletowin Pitcrew Holdings, Inc.	19,300	173,634
Precision System Science Co., Ltd. (a)	8,000	33,694
Press Kogyo Co., Ltd.	294,710	998,106
Pressance Corp.	5,500	100,061
Prestige International, Inc.	60,200	349,213
Prima Meat Packers, Ltd.	16,500	355,920
Qol Holdings Co., Ltd.	10,500	127,654
Raccoon Holdings, Inc. (b)	14,600	179,148
Raito Kogyo Co., Ltd.	41,214	709,000
Raiznext Corp.	32,300	327,895
Raksul, Inc. (a)	7,200	355,139
RaQualia Pharma, Inc. (a)	20,100	204,919
Relia, Inc.	25,600	216,751
ReproCELL, Inc. (a)	46,200	94,683
Resorttrust, Inc.	50,774	828,486
Restar Holdings Corp.	10,500	183,822
Retail Partners Co., Ltd. (b)	10,500	125,010
Rheon Automatic Machinery Co., Ltd.	10,500	118,627
Ricoh Leasing Co., Ltd.	7,700	258,104
Riken Corp.	7,000	156,467
Riken Keiki Co., Ltd. (b)	15,568	793,575
Riken Technos Corp.	52,300	236,169
Riken Vitamin Co., Ltd.	10,500	155,373
Ringer Hut Co., Ltd. (b)	16,200	312,732
Riso Kagaku Corp.	9,200	171,449
Rock Field Co., Ltd.	16,200	211,864
Rokko Butter Co., Ltd.	16,200	218,617
Rorze Corp.	15,834	1,706,395
Round One Corp.	47,100	557,895
Royal Holdings Co., Ltd. (a)(b)	16,200	267,011
RS Technologies Co., Ltd. (b)	4,900	289,775
Ryobi, Ltd.	16,400	156,089
Ryosan Co., Ltd.	10,000	197,386
S Foods, Inc.	16,200	489,566
Sac's Bar Holdings, Inc.	34,500	155,191
Sagami Holdings Corp. (a)(b)	24,200	221,079
Saizeriya Co., Ltd.	16,400	427,962
Sakai Chemical Industry Co., Ltd.	26,953	536,462
Sakai Moving Service Co., Ltd.	4,200	157,926
Sakata INX Corp.	25,000	215,796
Sakata Seed Corp.	17,800	507,776
Sakura Internet, Inc.	44,300	214,662
Sala Corp.	62,400	342,467
SAMTY Co., Ltd.	17,500	333,876
San-A Co., Ltd.	10,200	370,249
San-Ai Oil Co., Ltd.	42,800	496,183
SanBio Co., Ltd. (a)(b)	16,200	141,665

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sanei Architecture Planning Co., Ltd.	18,700	$284,669
Sangetsu Corp.	35,700	503,157
San-In Godo Bank, Ltd.	85,700	482,251
Sanken Electric Co., Ltd.	15,618	855,799
Sanki Engineering Co., Ltd.	26,900	336,148
Sankyo Tateyama, Inc.	29,800	187,358
Sanoh Industrial Co., Ltd. (b)	43,400	356,532
Sanrio Co., Ltd.	29,970	650,385
Sanyo Chemical Industries, Ltd.	5,400	250,410
Sanyo Denki Co., Ltd.	5,000	261,821
Sanyo Electric Railway Co., Ltd. (b)	7,800	136,621
Sanyo Special Steel Co., Ltd.	20,287	358,508
Sanyo Trading Co., Ltd.	29,500	266,424
Sapporo Holdings, Ltd. (b)	42,042	796,993
Sato Holdings Corp.	28,840	551,230
Seikagaku Corp.	23,600	192,850
Seiko Holdings Corp.	11,800	229,842
Seiren Co., Ltd.	43,412	948,878
Sekisui Jushi Corp.	16,300	295,978
Sekisui Plastics Co., Ltd.	24,200	100,873
Senko Group Holdings Co., Ltd.	49,400	397,671
Senshu Ikeda Holdings, Inc.	149,860	221,234
Septeni Holdings Co., Ltd.	21,000	88,811
Shibaura Machine Co., Ltd.	10,200	333,047
Shibuya Corp.	16,200	420,633
Shiga Bank, Ltd. (b)	29,600	531,826
Shikoku Bank, Ltd.	24,000	161,730
Shikoku Chemicals Corp.	25,200	308,777
Shikoku Electric Power Co., Inc.	54,200	381,243
Shima Seiki Manufacturing, Ltd.	22,445	384,950
Shinagawa Refractories Co., Ltd.	6,400	220,642
Shin-Etsu Polymer Co., Ltd.	23,800	228,793
Shinmaywa Industries, Ltd.	26,000	197,560
Shinoken Group Co., Ltd.	24,800	199,640
Shizuoka Gas Co., Ltd.	29,400	251,478
Shochiku Co., Ltd. (a)	15,893	1,657,548
Shoei Co., Ltd.	10,400	409,118
Shoei Foods Corp.	7,200	240,094
Siix Corp. (b)	22,700	279,130
Sinfonia Technology Co., Ltd.	45,880	522,726
Sinko Industries, Ltd.	16,200	282,907
Sintokogio, Ltd.	36,400	224,428
SKY Perfect JSAT Holdings, Inc.	61,000	222,483
Small & medium sized Enterprises Holdings, Inc. (a)(b)	178,300	82,062
SMK Corp.	504	9,988
SNK Corp. (a)	17,457	529,400
Snow Peak, Inc.	9,300	256,819
Security Description	Shares	Value
Sodick Co., Ltd. (b)	27,100	$192,739
Solasia Pharma KK (a)(b)	314,000	291,763
Solasto Corp.	25,700	275,624
Sosei Group Corp. (a)	37,500	620,034
Sourcenext Corp.	23,800	38,029
Space Value Holdings Co., Ltd.	28,200	280,886
S-Pool, Inc.	16,200	171,208
ST Corp.	10,400	138,811
St Marc Holdings Co., Ltd.	10,000	127,046
Star Asia Investment Corp. REIT	454	249,561
Star Micronics Co., Ltd.	21,200	285,170
Starts Corp., Inc.	16,700	364,150
Starts Proceed Investment Corp. REIT	166	342,941
Starzen Co., Ltd.	9,600	166,732
Stella Chemifa Corp.	7,200	165,377
StemRIM, Inc. (a)(b)	20,600	157,601
Studio Alice Co., Ltd.	16,200	301,477
Sumida Corp.	20,100	221,151
Sumitomo Densetsu Co., Ltd.	17,100	309,910
Sumitomo Mitsui Construction Co., Ltd.	82,360	306,110
Sumitomo Osaka Cement Co., Ltd.	20,979	644,008
Sumitomo Seika Chemicals Co., Ltd.	2,400	65,338
Sumitomo Warehouse Co., Ltd.	43,326	730,659
Sun Corp.	9,000	202,345
Sun Frontier Fudousan Co., Ltd.	10,000	87,100
Sun-Wa Technos Corp.	22,000	306,439
SuRaLa Net Co., Ltd. (a)	2,000	28,848
Suruga Bank, Ltd. (b)	140,900	621,573
SWCC Showa Holdings Co., Ltd.	4,500	64,986
SymBio Pharmaceuticals, Ltd. (a)	25,600	254,544
Syuppin Co., Ltd. (b)	22,000	207,668
T Hasegawa Co., Ltd.	10,500	246,555
T RAD Co., Ltd.	11,200	272,620
Tachi-S Co., Ltd.	21,500	235,995
Tadano, Ltd.	69,800	671,603
Taihei Dengyo Kaisha, Ltd.	12,500	311,537
Taiho Kogyo Co., Ltd.	24,300	171,348
Taikisha, Ltd.	10,500	285,398
Taiko Pharmaceutical Co., Ltd. (a)(b)	37,500	268,334
Taiyo Holdings Co., Ltd.	20,400	616,491
Takamatsu Construction Group Co., Ltd.	7,900	135,217
Takaoka Toko Co., Ltd.	1,900	23,446
Takara Standard Co., Ltd.	30,600	375,475
Takasago International Corp.	25,200	632,435
Takasago Thermal Engineering Co., Ltd.	35,700	587,792
Takashimaya Co., Ltd.	63,400	589,102

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Takeuchi Manufacturing Co., Ltd.	23,100	$547,435
Takuma Co., Ltd.	37,500	464,048
Tamron Co., Ltd.	10,000	247,927
Tamura Corp. (b)	51,400	298,611
Tanseisha Co., Ltd.	24,600	167,696
Tatsuta Electric Wire and Cable Co., Ltd.	50,700	210,452
Tayca Corp.	10,500	118,262
TeamSpirit, Inc. (a)	7,200	38,265
TechMatrix Corp.	27,200	450,204
Teikoku Electric Manufacturing Co., Ltd.	3,600	46,237
Teikoku Sen-I Co., Ltd. (b)	16,200	326,518
TerraSky Co., Ltd. (a)	3,000	45,929
TKC Corp.	20,200	606,061
TKP Corp. (a)(b)	7,800	93,339
Toa Corp. (f)	20,500	143,841
Toa Corp. (b)(f)	8,000	168,121
TOA ROAD Corp.	7,900	332,725
Toagosei Co., Ltd.	134,688	1,352,085
Tobishima Corp.	10,410	92,117
TOC Co., Ltd.	77,760	448,375
Tocalo Co., Ltd.	34,100	436,781
Toho Bank, Ltd.	90,000	165,690
Toho Titanium Co., Ltd.	24,700	202,696
Toho Zinc Co., Ltd. (b)	6,800	134,577
TOKAI Holdings Corp.	46,800	353,169
Tokai Rika Co., Ltd.	20,500	275,576
Tokai Tokyo Financial Holdings, Inc.	125,300	429,799
Tokushu Tokai Paper Co., Ltd.	5,100	182,467
Tokuyama Corp.	17,800	282,562
Tokyo Kiraboshi Financial Group, Inc.	10,000	131,822
Tokyo Seimitsu Co., Ltd.	22,955	1,016,634
Tokyo Steel Manufacturing Co., Ltd.	55,075	658,576
Tokyotokeiba Co., Ltd. (b)	8,900	329,630
Tokyu Construction Co., Ltd.	37,500	216,882
Tokyu REIT, Inc.	579	995,545
Tomoe Engineering Co., Ltd.	2,800	54,587
TOMONY Holdings, Inc.	96,680	266,142
Tomy Co., Ltd.	58,800	561,167
Tonami Holdings Co., Ltd.	4,200	142,243
Topcon Corp.	56,978	820,863
Toppan Forms Co., Ltd.	200	2,687
Topre Corp.	26,000	268,907
Topy Industries, Ltd.	23,498	227,522
Torex Semiconductor, Ltd.	20,300	593,196
Toridoll Holdings Corp.	22,400	483,578
Torii Pharmaceutical Co., Ltd. (b)	5,600	139,957
Torikizoku Holdings Co., Ltd. (a)(b)	16,200	251,395
Tosei REIT Investment Corp.	220	253,328
Tosho Co., Ltd.	9,000	129,973
Security Description	Shares	Value
Totetsu Kogyo Co., Ltd.	10,500	$228,592
Towa Bank, Ltd.	29,400	138,377
Towa Pharmaceutical Co., Ltd.	10,000	248,708
Toyo Construction Co., Ltd.	37,500	189,202
Toyo Corp.	5,668	54,930
Toyo Denki Seizo KK	19,000	176,380
Toyo Gosei Co., Ltd.	2,000	271,460
Toyo Ink SC Holdings Co., Ltd.	23,100	386,153
Toyo Kanetsu KK	7,500	163,540
Toyo Tanso Co., Ltd.	8,300	230,646
Toyobo Co., Ltd.	42,778	466,581
TPR Co., Ltd.	18,100	224,138
Trancom Co., Ltd.	3,800	295,671
Transcosmos, Inc.	10,500	299,075
TRE Holdings Corp.	43,939	675,750
Tri Chemical Laboratories, Inc.	29,795	943,101
Trusco Nakayama Corp.	23,500	557,323
TS Tech Co., Ltd.	24,800	304,522
TSI Holdings Co., Ltd. (a)	74,100	218,140
Tsubaki Nakashima Co., Ltd.	28,400	362,291
Tsubakimoto Chain Co.	19,500	535,105
Tsugami Corp.	37,500	572,164
Tsukishima Kikai Co., Ltd.	28,700	282,626
Tsukuba Bank, Ltd. (b)	112,500	172,919
Tsurumi Manufacturing Co., Ltd.	16,200	232,966
UACJ Corp. (a)	10,000	230,906
Uchida Yoko Co., Ltd.	6,800	311,198
Union Tool Co.	7,200	248,847
Unipres Corp.	19,200	134,052
United Arrows, Ltd.	10,400	165,363
United Super Markets Holdings, Inc.	35,300	324,016
UNITED, Inc.	5,300	91,590
Unitika, Ltd. (a)	6,400	16,673
Universal Entertainment Corp. (a)	16,200	343,400
UT Group Co., Ltd.	10,500	394,360
Uzabase, Inc. (a)(b)	9,600	122,548
V Technology Co., Ltd.	3,872	120,879
Valor Holdings Co., Ltd.	34,000	633,616
Valqua, Ltd.	10,476	246,719
ValueCommerce Co., Ltd.	16,200	628,839
V-Cube, Inc.	7,200	66,151
Vector, Inc.	19,200	196,243
Vision, Inc. (a)(b)	16,900	170,240
Visional, Inc. (a)	4,300	362,581
Vital KSK Holdings, Inc.	29,500	206,734
VT Holdings Co., Ltd.	85,700	347,548
Wacom Co., Ltd.	78,400	623,632
Wakachiku Construction Co., Ltd.	3,800	61,609
Wakita & Co., Ltd.	16,200	151,372
Warabeya Nichiyo Holdings Co., Ltd.	16,200	290,223
Watahan & Co., Ltd. (b)	23,700	260,349

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
WATAMI Co., Ltd. (a)	17,600	$138,012
WDB Holdings Co., Ltd.	7,500	201,576
West Holdings Corp.	8,400	417,976
World Co., Ltd. (a)	10,000	103,165
World Holdings Co., Ltd. (b)	9,000	202,579
W-Scope Corp. (a)	21,500	149,177
Yahagi Construction Co., Ltd.	28,000	186,010
YAKUODO Holdings Co., Ltd.	7,700	150,182
YAMABIKO Corp.	23,800	257,521
YAMADA Consulting Group Co., Ltd.	10,400	99,435
Yamagata Bank, Ltd.	15,600	117,588
Yamaguchi Financial Group, Inc.	69,600	406,763
Yamaichi Electronics Co., Ltd.	17,600	355,500
YA-MAN, Ltd. (b)	10,400	86,881
Yamanashi Chuo Bank, Ltd.	23,700	176,996
Yamashin-Filter Corp.	33,100	145,157
Yamazen Corp.	52,100	486,819
Yellow Hat, Ltd.	20,400	292,833
Yodogawa Steel Works, Ltd.	19,900	439,803
Yokogawa Bridge Holdings Corp.	19,700	375,678
Yokowo Co., Ltd.	21,800	560,358
Yondoshi Holdings, Inc.	10,400	159,041
Yonex Co., Ltd.	27,300	208,386
Yorozu Corp.	10,400	96,906
Yoshinoya Holdings Co., Ltd.	33,000	665,130
Yuasa Trading Co., Ltd.	10,300	266,456
Yurtec Corp.	33,300	194,326
Yushin Precision Equipment Co., Ltd.	16,700	109,056
Zenrin Co., Ltd.	47,565	410,161
ZERIA Pharmaceutical Co., Ltd.	23,700	404,622
ZIGExN Co., Ltd.	37,500	100,625
Zojirushi Corp. (b)	25,100	314,309
		271,702,135
JERSEY — 0.1%
JTC PLC (d)	36,142	448,405
KENYA — 0.1%
Vivo Energy PLC (d)	246,205	439,517
LUXEMBOURG — 0.0% (e)
B&S Group Sarl (d)	20,911	168,838
MACAU — 0.0% (e)
MECOM Power and Construction, Ltd. (b)	414,000	191,168
MALAYSIA — 0.0% (e)
Frencken Group, Ltd.	224,500	328,053
UG Healthcare Corp., Ltd. (b)	191,000	45,336
		373,389
MALTA — 0.1%
Catena Media PLC (a)(b)	27,806	161,912
Kambi Group PLC (a)	12,824	365,718
Security Description	Shares	Value
Media & Games Invest SE (a)	42,677	$208,689
		736,319
MONGOLIA — 0.0% (e)
Mongolian Mining Corp. (a)	402,000	88,173
MYANMAR — 0.0% (e)
Yoma Strategic Holdings, Ltd. (a)(b)	899,400	87,395
NETHERLANDS — 1.0%
Accell Group NV (a)	13,486	736,141
AMG Advanced Metallurgical Group NV	14,145	453,295
Brack Capital Properties NV (a)	1,924	303,512
Brunel International NV	19,191	245,302
CM.com NV (a)(b)	4,474	141,442
Flow Traders (d)	19,933	729,903
ForFarmers NV (b)	10,869	49,873
Heijmans NV ADR	26,835	454,700
Intertrust NV (a)(d)	40,907	911,781
Kendrion NV (b)	13,954	334,032
Merus NV (a)	19,974	635,173
NSI NV REIT	13,731	546,521
Ordina NV	43,544	203,025
Pharming Group NV (a)(b)	421,828	371,770
ProQR Therapeutics NV (a)(b)	50,251	402,510
SIF Holding NV (b)	8,913	124,063
Sligro Food Group NV (a)	7,535	182,515
TomTom NV (a)(b)	48,861	506,194
Van Lanschot Kempen NV ADR	7,922	198,196
Vastned Retail NV REIT	13,887	379,015
		7,908,963
NEW ZEALAND — 0.7%
Air New Zealand, Ltd. (a)(b)	294,959	304,935
Argosy Property, Ltd.	411,887	451,198
Heartland Group Holdings, Ltd. (b)	172,914	298,332
Kathmandu Holdings, Ltd.	200,105	208,243
Kiwi Property Group, Ltd.	848,243	693,996
Oceania Healthcare, Ltd.	160,375	147,133
Pacific Edge, Ltd. (a)(b)	221,378	201,583
Precinct Properties New Zealand, Ltd.	518,040	592,309
Pushpay Holdings, Ltd. (a)	406,245	367,139
SKY Network Television, Ltd. (a)	34,616	63,990
SKYCITY Entertainment Group, Ltd.	374,450	799,866
Summerset Group Holdings, Ltd.	812	7,605
Synlait Milk, Ltd. (a)(b)	34,290	81,229
Vital Healthcare Property Trust REIT (b)	278,282	600,156
Volpara Health Technologies, Ltd. (a)(b)	270,213	204,317

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Z Energy, Ltd.	346,027	$841,021
		5,863,052
NORWAY — 1.7%
Aker Solutions ASA (a)	186,710	495,025
ArcticZymes Technologies ASA (a)	34,669	369,559
Avance Gas Holding, Ltd. (d)	93,861	369,556
Bergenbio ASA (a)(b)	98,755	227,113
Bonheur ASA	4,773	192,148
BW Offshore, Ltd.	119,018	359,012
Crayon Group Holding ASA (a)(d)	16,288	338,013
Europris ASA (d)	93,908	750,770
Fjordkraft Holding ASA (d)	22,745	122,929
FLEX LNG, Ltd. (a)	25,055	559,726
Frontline, Ltd. (a)(b)	50,847	362,110
Grieg Seafood ASA (a)	31,093	293,008
Hexagon Composites ASA (a)	26,582	98,692
Hunter Group ASA	386,663	129,790
IDEX Biometrics ASA (a)	675,096	241,918
Kahoot! ASA (a)(b)	188,201	994,542
Kid ASA (d)	13,296	169,775
Kitron ASA (b)	233,287	624,335
LINK Mobility Group Holding ASA (a)	130,037	284,190
Nordic Nanovector ASA (a)(b)	97,346	254,341
Norway Royal Salmon ASA	10,149	188,057
Odfjell Drilling, Ltd. (a)	558	1,278
Opera, Ltd. ADR (a)(b)	23,014	162,479
PCI Biotech Holding ASA (a)	31,722	50,038
Pexip Holding ASA (a)(b)	39,557	183,917
PGS ASA (a)	411,928	171,436
PhotoCure ASA (a)	16,318	190,043
Protector Forsikring ASA	62,479	768,031
Sbanken ASA (d)	41,240	438,201
Selvaag Bolig ASA	18,786	108,647
SFL Corp., Ltd.	69,602	567,256
SpareBank 1 Nord Norge	42,974	548,731
SpareBank 1 SMN	44,573	753,136
Stolt-Nielsen, Ltd.	13,747	212,325
TGS ASA	54,349	521,284
Veidekke ASA	81,730	1,227,113
Wallenius Wilhelmsen ASA (a)	69,011	395,990
XXL ASA (a)(b)(d)	54,363	86,492
		13,811,006
PERU — 0.1%
Hochschild Mining PLC	223,555	393,935
PORTUGAL — 0.2%
Altri SGPS SA	132,497	845,290
Mota-Engil SGPS SA (a)(b)	43,379	62,946
REN - Redes Energeticas Nacionais SGPS SA	302,518	875,539
		1,783,775
Security Description	Shares	Value
RUSSIA — 0.0% (e)
Petropavlovsk PLC (a)(b)	1,056,734	$274,093
SINGAPORE — 1.4%
AEM Holdings, Ltd.	48,000	187,279
AIMS APAC REIT	283,704	305,137
ARA LOGOS Logistics Trust REIT	47,023	31,392
Ascendas India Trust	489,500	515,588
Best World International, Ltd. (a)(b)(c)	280,300	141,382
BW LPG, Ltd. (d)	74,707	424,014
CapitaLand China Trust REIT	410,434	362,286
CDL Hospitality Trusts Stapled Security	482,680	418,897
China Aviation Oil Singapore Corp., Ltd.	243,700	169,920
ESR-REIT	2,897,498	1,031,635
Ezion Holdings, Ltd. (a)(c)	4,945,500	—
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust Stapled Security	275,600	120,613
Hyflux, Ltd. (a)(c)	33,300	—
iFAST Corp., Ltd. (b)	77,500	482,884
IGG, Inc.	484,000	430,220
Kenon Holdings, Ltd.	6,228	316,162
Keppel Infrastructure Trust	1,572,692	635,773
Keppel Pacific Oak US REIT	186,500	149,200
Lendlease Global Commercial REIT (b)	353,300	234,546
Manulife US Real Estate Investment Trust	808,255	541,531
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
Oceanus Group, Ltd. (a)(b)	8,279,900	184,250
OUE Commercial Real Estate Investment Trust	1,255,818	409,865
Prime US REIT	219,300	183,116
Raffles Medical Group, Ltd. (a)	557,874	566,916
Sasseur Real Estate Investment Trust	235,400	147,545
Sheng Siong Group, Ltd.	310,600	336,369
Singapore Post, Ltd.	874,800	421,778
SPH REIT	268,300	199,014
Starhill Global REIT	840,352	408,286
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (c)	1,254	—
UMS Holdings, Ltd.	566,992	639,267
Wing Tai Holdings, Ltd.	582,075	772,847
XP Power, Ltd.	6,490	448,309
		11,216,021
SOUTH AFRICA — 0.0% (e)
Great Basin Gold, Ltd. (a)(b)(c)	266,255	—
SOUTH KOREA — 13.7%
AbClon, Inc. (a)	10,539	156,921
ABLBio, Inc. (a)	12,737	236,793
Able C&C Co., Ltd. (a)	9,152	50,196
Ace Technologies Corp. (a)	12,208	155,071

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Advanced Process Systems Corp.	8,789	$186,316
AfreecaTV Co., Ltd. (a)	5,709	973,472
Ahnlab, Inc. (a)	3,168	263,567
Air Busan Co., Ltd. (a)	50,171	95,383
Alchera, Inc. (a)	7,044	202,358
Amicogen, Inc. (a)	14,489	386,983
Amotech Co., Ltd. (a)	10,682	238,127
Anam Electronics Co., Ltd. (a)	97,852	197,556
Ananti, Inc. (a)	22,971	203,865
Anterogen Co., Ltd. (a)	3,400	183,907
APAM Corp. (a)(c)	6,724	—
Aprogen Medicines, Inc. (a)	50,573	71,685
Aprogen pharmaceuticals, Inc. (a)	128,262	97,646
AptaBio Therapeutics, Inc. (a)	6,783	212,263
Asiana Airlines, Inc. (a)	17,210	289,548
BGF Co., Ltd. (a)	36,067	160,500
BH Co., Ltd. (a)(b)	18,163	354,475
Binex Co., Ltd. (a)	17,678	226,040
Binggrae Co., Ltd. (a)	1,743	78,004
Bioneer Corp. (a)(b)	10,680	436,633
Biosolution Co., Ltd. (a)	3,883	70,882
BNC Korea Co., Ltd. (a)(b)	17,933	421,642
Boditech Med, Inc. (a)	11,372	160,715
Boryung Pharmaceutical Co., Ltd. (a)(b)	29,986	368,282
Bukwang Pharmaceutical Co., Ltd.	21,428	232,531
BusinessOn Communication Co., Ltd.	5,598	69,695
Cafe24 Corp. (a)	4,487	103,423
CammSys Corp. (a)	146,622	230,032
Cellid Co., Ltd. (a)	3,709	153,196
Cellivery Therapeutics, Inc. (a)	7,158	263,137
Cellumed Co., Ltd. (a)	22,398	126,239
Chabiotech Co., Ltd. (a)(b)	29,912	501,993
Chong Kun Dang Pharmaceutical Corp. (a)	5,007	467,531
Chongkundang Holdings Corp. (a)	2,193	141,127
CJ CGV Co., Ltd. (a)	1,052	22,168
CJ Freshway Corp. (a)	2,263	54,731
Classys, Inc. (b)	11,173	176,700
CMG Pharmaceutical Co., Ltd. (a)	59,880	193,178
CNK International Co., Ltd. (a)(c)	16,071	—
Com2uSCorp (b)	7,447	991,054
Coreana Cosmetics Co., Ltd. (a)	50,388	166,159
CORESTEM, Inc. (a)	7,304	113,669
Cosmax, Inc. (a)	6,592	484,661
Cosmecca Korea Co., Ltd. (a)	1,080	11,765
CosmoAM&T Co., Ltd. (a)(b)	11,517	447,116
Cosmochemical Co., Ltd. (a)	12,339	167,115
Security Description	Shares	Value
Creative & Innovative System (a)(b)	17,211	$208,487
CrystalGenomics, Inc. (a)	29,942	166,743
Cuckoo Homesys Co., Ltd. (a)(b)	7,222	238,151
CUROCOM Co., Ltd. (a)(b)	55,406	52,668
Dae Han Flour Mills Co., Ltd.	573	74,472
Dae Hwa Pharmaceutical Co., Ltd.	3,138	24,602
Daea TI Co., Ltd. (a)(b)	35,561	169,915
Daeduck Co., Ltd.	19,399	131,530
Daeduck Electronics Co., Ltd.	32,046	671,247
Daejoo Electronic Materials Co., Ltd. (a)	5,125	459,579
Daesang Corp. (a)	18,685	366,234
Daesung Holdings Co., Ltd. (a)	8,355	331,037
Daewon Media Co., Ltd. (a)	6,413	114,638
Daewon Pharmaceutical Co., Ltd. (a)	13,145	184,113
Daewoong Co., Ltd. (a)(b)	23,474	613,138
Daewoong Pharmaceutical Co., Ltd. (a)	1,150	143,176
Daishin Securities Co., Ltd. Preference Shares (a)	66,802	890,693
Danal Co., Ltd. (a)	25,238	313,153
Danawa Co., Ltd. (a)	9,168	202,448
Daou Technology, Inc. (a)	20,918	401,203
Dasan Networks, Inc. (a)	11,392	68,999
Dawonsys Co., Ltd. (a)(b)	21,304	525,992
Dentium Co., Ltd. (a)	6,642	389,999
Devsisters Co., Ltd. (a)	2,980	263,719
DGB Financial Group, Inc. (a)	108,999	860,072
DI Dong Il Corp. (a)	724	168,705
Digital Power Communications Co., Ltd. (a)	16,067	198,683
DIO Corp. (a)	6,122	192,351
DL Holdings Co., Ltd.	3,313	169,726
DMS Co., Ltd. (a)	48,047	273,226
Dong-A Socio Holdings Co., Ltd.	4,797	464,063
Dong-A ST Co., Ltd. (a)	5,065	305,072
Dongjin Semichem Co., Ltd. (a)	12,282	526,925
Dongkoo Bio & Pharma Co., Ltd.	3,897	26,947
DongKook Pharmaceutical Co., Ltd. (a)	17,999	330,076
Dongkuk Steel Mill Co., Ltd. (a)	24,775	331,375
Dongsung Finetec Co., Ltd. (a)	10,273	99,381
Dongsung Pharmaceutical Co., Ltd. (a)	10,771	75,929
Dongwha Enterprise Co., Ltd. (a)	2,979	247,592
Dongwha Pharm Co., Ltd. (a)	34,143	419,338
Dongwon F&B Co., Ltd.	484	79,191
Dongwon Industries Co., Ltd.	237	45,257
Dongyang Steel Pipe Co., Ltd. (a)	158,580	171,420

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Doosan Co., Ltd. (a)	4,839	$480,338
DoubleUGames Co., Ltd. (a)	7,250	353,123
Dreamtech Co., Ltd. (a)	12,138	123,550
Duk San Neolux Co., Ltd. (a)	5,601	265,267
E Investment&Development Co., Ltd. (a)	555,966	141,242
E&D Co., Ltd. (a)	5,906	152,028
Echo Marketing, Inc.	7,129	100,151
Ecopro Co., Ltd.	10,326	1,020,656
EM-Tech Co., Ltd. (a)	19,186	514,048
ENF Technology Co., Ltd. (a)	23,840	686,873
Enzychem Lifesciences Corp. (a)	4,761	219,877
Eo Technics Co., Ltd. (a)	2,401	241,362
Eoflow Co., Ltd. (a)	4,941	203,667
Eone Diagnomics Genome Center Co., Ltd. (a)	53,245	145,570
E-TRON Co., Ltd. (a)	400,484	152,277
Eubiologics Co., Ltd. (a)	15,309	451,382
Eugene Corp. (a)(b)	45,221	183,927
Eugene Investment & Securities Co., Ltd. (a)	125,141	378,450
Eugene Technology Co., Ltd.	4,669	203,060
Eutilex Co., Ltd. (a)	3,742	70,354
Eyegene, Inc. (a)	8,449	135,753
F&F Holdings Co., Ltd. (a)(b)	2,276	63,757
Fine Technix Co., Ltd. (a)	19,369	222,407
Finetex EnE, Inc. (a)(c)	2,258	—
Foosung Co., Ltd. (a)	41,099	798,643
Futurestream Networks Co., Ltd. (a)	47,686	553,579
GAEASOFT (a)(b)	12,189	194,819
Gamevil, Inc. (a)	1,980	395,584
GC Cell Corp. (a)	6,907	590,908
GemVax & Kael Co., Ltd. (a)	14,095	207,497
Geneonelifescience, Inc. (a)	37,428	510,060
Genexine, Inc. (a)	9,599	470,765
GenNBio, Inc. (a)	59,609	41,269
Genome & Co. (a)	5,395	157,482
Genomictree, Inc. (a)	6,881	76,986
Giantstep, Inc. (a)	6,376	375,453
GOLFZON Co., Ltd. (a)	2,331	342,762
Golfzon Newdin Holdings Co., Ltd. (a)	3,406	25,586
Grand Korea Leisure Co., Ltd. (a)	17,033	188,420
Gravity Co., Ltd. ADR (a)	1,442	98,229
Green Cross Holdings Corp.	16,270	371,592
G-SMATT GLOBAL Co., Ltd. (a)(c)	49,298	1,928
G-treeBNT Co., Ltd. (a)	15,315	182,298
HAESUNG DS Co., Ltd. (a)	17,788	730,973
Halla Holdings Corp. (a)	3,245	125,159
Hana Tour Service, Inc. (a)	5,441	341,450
Hanall Biopharma Co., Ltd. (a)	17,592	311,513
Hancom, Inc. (a)	10,257	229,084
Handsome Co., Ltd. (a)	12,870	385,423
Security Description	Shares	Value
Hanil Cement Co., Ltd.	12,457	$220,061
Hanjin Heavy Industries & Construction Co., Ltd. (a)	38,242	258,646
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Hanjin Transportation Co., Ltd. (a)	5,605	141,923
Hankook & Co. Co., Ltd (a)	16,161	213,441
Hankook Shell Oil Co., Ltd.	877	189,971
Hanmi Semiconductor Co., Ltd. (a)	16,782	534,342
Hansae Co., Ltd.	12,629	233,192
Hansol Holdings Co., Ltd. (a)	56,641	169,149
Hansol Paper Co., Ltd.	28,134	319,503
Hanwha General Insurance Co., Ltd. (a)	51,033	159,270
Hanwha Investment & Securities Co., Ltd. (a)	97,952	526,531
Harim Holdings Co., Ltd. (a)	51,169	406,769
HDC Holdings Co., Ltd. (a)	17,209	151,280
HDC Hyundai Development Co-Engineering & Construction Class E (a)	16,416	316,237
Helixmith Co., Ltd. (a)	14,434	275,627
HFR, Inc. (a)	4,850	135,453
HJ Magnolia Yongpyong Hotel & Resort Corp. (a)	46,446	191,254
HLB Life Science Co., Ltd. (a)(b)	40,092	419,891
Hlb Pharma Ceutical Co., Ltd. (a)	8,851	100,516
Homecast Co., Ltd. (a)	21,425	84,348
HS Industries Co., Ltd.	39,422	202,292
Huchems Fine Chemical Corp. (a)(b)	23,799	463,467
Humasis Co., Ltd. (a)	15,953	224,114
Humedix Co., Ltd.	1,541	31,047
Huons Co., Ltd.	5,152	206,730
Huons Global Co., Ltd.	3,205	103,800
Hyosung Chemical Corp. (a)	2,088	533,088
Hyosung Heavy Industries Corp. (a)	5,509	270,179
Hyundai Bioland Co., Ltd.	4,786	69,249
Hyundai Bioscience Co., Ltd. (a)(b)	31,094	660,461
Hyundai Construction Equipment Co., Ltd. (a)	8,218	280,328
Hyundai Corp. (a)	3,143	44,418
Hyundai Department Store Co., Ltd. (a)(b)	4,711	297,620
Hyundai Doosan Infracore Co., Ltd. (a)(b)	42,691	254,261
Hyundai Electric & Energy System Co., Ltd. (a)	11,619	194,505
Hyundai Elevator Co., Ltd.	11,525	399,436
Hyundai Ezwel Co., Ltd. (a)	22,187	199,706
Hyundai Greenfood Co., Ltd. (a)	39,323	283,489

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Hyundai Home Shopping Network Corp. (a)	4,595	$245,067
Hyundai Livart Furniture Co., Ltd. (a)	14,930	190,275
Hyundai Marine & Fire Insurance Co., Ltd.	22,991	443,864
Icure Pharm, Inc. (a)(b)	8,340	127,687
Il Dong Pharmaceutical Co., Ltd. (a)	10,447	295,284
Iljin Diamond Co., Ltd. (a)	3,633	92,754
Ilyang Pharmaceutical Co., Ltd. (a)	9,289	219,185
InBody Co., Ltd. (a)	9,713	189,153
Innocean Worldwide, Inc.	6,507	303,249
InnoWireless, Inc. (a)	6,153	230,333
Innox Advanced Materials Co., Ltd.	6,914	268,417
Inscobee, Inc. (a)(b)	63,303	168,275
Insun ENT Co., Ltd. (a)	43,542	406,575
Intellian Technologies, Inc. (a)	3,423	264,914
Interojo Co., Ltd.	4,966	114,463
Interpark Corp.	34,978	159,479
iNtRON Biotechnology, Inc. (a)	17,059	302,075
IS Dongseo Co., Ltd. (a)	6,947	258,595
ISC Co., Ltd.	1	30
Jahwa Electronics Co., Ltd. (a)	26,716	562,974
JB Financial Group Co., Ltd. (a)	160,769	1,129,271
Jeil Pharmaceutical Co., Ltd.	5,562	158,380
Jeisys Medical, Inc. (a)	53,471	349,501
Jeju Air Co., Ltd. (a)	8,544	126,498
Jenax, Inc. (a)(c)	1,564	—
JETEMA Co., Ltd. (a)	8,168	140,514
Jin Air Co., Ltd. (a)	25,191	353,893
JoyCity Corp. (a)	33,912	292,406
JW Pharmaceutical Corp. (a)	7,750	148,644
JW Shinyak Corp. (a)	15,239	51,790
JYP Entertainment Corp. (a)	23,079	984,316
Kangstem Biotech Co., Ltd. (a)	23,334	64,187
KC Co., Ltd. (a)	6,924	133,092
KEPCO Engineering & Construction Co., Inc. (a)(b)	15,524	1,110,023
KEPCO Plant Service & Engineering Co., Ltd. (a)(b)	17,101	554,569
KG Dongbu Steel Co., Ltd.	15,670	139,728
KG Eco Technology Service Co., Ltd.	14,277	175,948
Kginicis Co., Ltd.	18,149	290,079
KGMobilians Co., Ltd.	13,417	137,697
KH FEELUX Co., Ltd. (a)	41,231	90,700
KH Vatec Co., Ltd. (a)	9,019	202,572
KINX, Inc. (a)	5,434	228,331
KMW Co., Ltd. (a)(b)	16,884	584,460
Koh Young Technology, Inc.	26,739	533,093
Kolmar BNH Co., Ltd. (a)	3,459	90,349
Kolmar Korea Co., Ltd. (a)	10,323	349,527
Kolon Industries, Inc. (a)	10,510	626,842
Security Description	Shares	Value
KoMiCo, Ltd. (a)	2,767	$156,186
Komipharm International Co., Ltd. (a)(b)	18,182	131,385
KONA I Co., Ltd. (a)	7,259	197,543
Korea Electric Terminal Co., Ltd.	3,199	205,328
Korea Electronic Power Industrial Development Co., Ltd. (a)	16,523	169,574
Korea Line Corp. (a)	104,221	231,456
Korea Petrochemical Ind Co., Ltd. (a)	2,936	451,977
Korea Pharma Co., Ltd. (a)	3,164	129,222
Korea Real Estate Investment & Trust Co., Ltd. (a)	64,705	141,793
Korea United Pharm, Inc. (a)	8,331	331,838
Korean Reinsurance Co. (a)	102,320	796,181
KT Skylife Co., Ltd. (a)	6,911	53,137
Kukdo Chemical Co., Ltd. (a)	2,888	137,264
Kuk-il Paper Manufacturing Co., Ltd. (a)(b)	36,071	123,347
Kumho Tire Co., Inc. (a)	59,287	229,916
KUMHOE&C Co., Ltd. (a)	16,678	162,746
Kwang Dong Pharmaceutical Co., Ltd. (a)	21,187	132,424
L&C Bio Co., Ltd.	5,139	158,223
LabGenomics Co., Ltd. (a)	4,442	93,417
LB Semicon, Inc. (a)(b)	12,913	145,017
LegoChem Biosciences, Inc. (a)	12,527	588,018
LEMON Co., Ltd. (a)(b)	11,025	51,473
LF Corp. (a)	3,083	44,738
Lock&Lock Co., Ltd. (a)	4,635	45,229
Lotte Chilsung Beverage Co., Ltd. (a)	3,148	353,529
LOTTE Fine Chemical Co., Ltd. (a)	16,123	1,017,224
Lotte Food Co., Ltd.	777	225,175
LOTTE Himart Co., Ltd. (a)	4,985	105,466
Lotte Non-Life Insurance Co., Ltd. (a)	122,855	167,424
Lotte Tour Development Co., Ltd. (a)	8,765	129,401
LS Corp.	8,819	401,353
LS Electric Co., Ltd. (a)	12,855	603,415
Lutronic Corp. (a)	12,670	206,237
Lx International Corp. (a)	26,956	599,778
LX Semicon Co., Ltd. (a)	5,588	786,433
M2N Co., Ltd. (a)(b)	17,061	168,637
Macrogen, Inc. (a)	9,060	224,833
Maeil Dairies Co., Ltd. (a)	1,095	63,282
MagnaChip Semiconductor Corp. (a)	26,498	555,663
Mcnex Co., Ltd.	5,457	263,956
ME2ON Co., Ltd.	44,856	290,550
Medipost Co., Ltd. (a)	9,759	175,683
MedPacto, Inc. (a)	6,749	332,695

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Medy-Tox, Inc. (a)	3,099	$375,139
Meerecompany, Inc. (a)	473	12,991
MegaStudyEdu Co., Ltd. (a)	5,436	376,805
Mezzion Pharma Co., Ltd. (a)(b)	3,713	678,101
MiCo, Ltd. (a)	10,887	132,338
Minwise Co., Ltd.	26,677	451,069
Mirae Asset Life Insurance Co., Ltd. (a)	65,190	219,631
Miwon Commercial Co., Ltd.	1,077	184,370
Modetour Network, Inc. (a)	8,957	164,636
Myoung Shin Industrial Co., Ltd. (a)	7,917	200,464
Namhae Chemical Corp. (a)	23,040	203,508
Namsun Aluminum Co., Ltd. (a)	42,625	89,105
Nanomedics Co., Ltd. (a)	28,412	114,485
Naturecell Co., Ltd. (a)	37,219	557,307
Neowiz (a)	7,698	233,773
NEPES Corp. (a)(b)	11,149	359,675
NewGLAB Pharma Co., Ltd. (a)	15,203	147,074
Next Science Co., Ltd. (a)	15,774	289,273
NEXTIN, Inc. (a)	3,964	200,743
NHN Corp. (a)	18,466	699,028
NHN KCP Corp. (a)(b)	15,625	398,922
NICE Holdings Co., Ltd. (a)	6,340	85,333
NICE Information Service Co., Ltd. (a)	31,000	469,401
NKMax Co., Ltd. (a)(b)	15,824	298,842
NongShim Co., Ltd.	3,049	816,914
NOVAREX Co., Ltd. (a)	5,870	189,865
NS Shopping Co., Ltd. (a)	14,861	158,767
Okins Electronics Co., Ltd. (a)	9,071	205,648
OliX Pharmaceuticals, Inc. (a)	5,601	193,179
OncoQuest Pharmaceuticals, Inc. (a)	33,459	109,489
OptoElectronics Solutions Co., Ltd. (a)	2,548	75,020
OPTRON-TEC, Inc. (a)	64,653	470,451
Orion Holdings Corp.	14,299	191,856
Oscotec, Inc. (a)	11,827	364,137
Osstem Implant Co., Ltd. (a)	8,702	1,044,606
Ottogi Corp.	1,137	436,149
Paradise Co., Ltd. (a)(b)	28,682	360,712
Park Systems Corp. (a)	2,202	283,412
Partron Co., Ltd.	8,887	99,430
PCL, Inc. (a)	5,311	158,827
Peptron, Inc. (a)	20,932	195,453
PharmAbcine (a)	10,142	65,694
PharmaResearch Co., Ltd. (a)	3,291	227,013
Pharmicell Co., Ltd. (a)	43,487	477,397
PI Advanced Materials Co., Ltd. (a)(b)	10,134	469,723
POLUS BioPharm, Inc. (a)(c)	21,662	16,742
Poongsan Corp. (a)(b)	18,443	483,280
Posco ICT Co., Ltd. (a)	9,937	54,836
Power Logics Co., Ltd. (a)	17,972	122,308
Security Description	Shares	Value
Prestige Biologics Co., Ltd. (a)	15,443	$124,713
Prestige Biopharm, Ltd. (a)	7,314	128,283
Prostemics Co., Ltd. (a)	6,857	15,892
PSK Holdings, Inc. (a)	2	30
PSK, Inc. (a)	11,951	530,820
Qurient Co., Ltd. (a)	4,039	102,950
RAPHAS Co., Ltd. (a)	4,476	167,744
Reyon Pharmaceutical Co., Ltd. (a)	4,124	123,330
RFHIC Corp. (a)	5,383	161,433
RFTech Co., Ltd. (a)	13,121	67,109
Rsupport Co., Ltd. (b)	21,712	145,569
S&S Tech Corp. (a)	5,017	155,311
Sam Chun Dang Pharm Co., Ltd. (a)	6,786	247,464
SAM KANG M&T Co., Ltd. (a)(b)	10,884	195,935
Sam Kwang Glass Co., Ltd. (a)	5,190	206,509
Sam Yung Trading Co., Ltd. (a)	7,546	91,726
Sambu Engineering & Construction Co., Ltd. (a)	83,493	163,299
Samick THK Co., Ltd. (a)	21,137	232,929
Samjin Pharmaceutical Co., Ltd. (a)	11,589	256,396
Samsung Pharmaceutical Co., Ltd. (a)	33,803	140,046
Samwha Capacitor Co., Ltd. (a)	4,209	213,150
Samyang Holdings Corp. (a)	4,551	375,948
Sang-A Frontec Co., Ltd. (a)	4,276	188,126
Sangsangin Co., Ltd. (b)	27,459	191,722
SaraminHR Co., Ltd. (a)	5,435	189,739
Seah Besteel Corp. (a)	8,148	136,400
Sebang Global Battery Co., Ltd. (a)	2,608	166,517
Seobu T&D	16,387	123,239
Seohan Co., Ltd. (a)	175,931	246,414
Seojin System Co., Ltd. (a)	4,250	154,448
Seoul Semiconductor Co., Ltd. (a)	27,057	350,518
Seoul Viosys Co., Ltd. (a)(b)	7,771	86,617
SFA Engineering Corp. (a)(b)	22,302	676,330
SFA Semicon Co., Ltd. (a)	35,425	229,164
Shinsegae Information & Communication Co., Ltd. (a)	2,916	486,920
Shinsegae International, Inc. (a)	1,397	170,989
Shinsung E&G Co., Ltd. (a)	233,417	421,181
SillaJen, Inc. (a)(b)(c)	29,675	151,027
SIMMTECH Co., Ltd. (a)	8,914	342,313
Sindoh Co., Ltd. (a)	1,754	48,765
SK D&D Co., Ltd. (a)	5,046	134,772
SK Discovery Co., Ltd. (a)	4,444	173,461
SK Networks Co., Ltd. (a)(b)	79,158	334,278
SK Rent A Car Co., Ltd. (a)	3,603	31,067
SK Securities Co., Ltd. (a)	349,596	294,087
SL Corp. (a)	4,766	125,089

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SM Entertainment Co., Ltd. (a)(b)	10,504	$655,644
S-MAC Co., Ltd. (a)	219,278	182,247
Solid, Inc. (a)	18,925	104,595
SOLUM Co., Ltd. (a)	16,729	315,934
Solus Advanced Materials Co, Ltd. (a)	8,662	650,697
Songwon Industrial Co., Ltd. (a)	17,345	312,976
Soulbrain Holdings Co., Ltd. (a)	4,775	138,982
SPC Samlip Co., Ltd. (a)	1,947	115,960
Ssangyong Motor Co. (a)(c)	28,147	32,794
ST Pharm Co., Ltd. (a)(b)	9,036	1,058,096
STCUBE (a)	14,512	101,691
Sugentech, Inc. (a)	13,982	164,667
Suheung Co., Ltd. (a)	1,808	67,225
SundayToz Corp. (a)	1,289	37,247
Sungshin Cement Co., Ltd. (a)	16,820	234,171
Synopex, Inc. (a)	35,511	83,046
T&R Biofab Co., Ltd. (a)	3,692	155,910
Taekwang Industrial Co., Ltd. (a)	439	385,175
Taeyoung Engineering & Construction Co., Ltd. (a)	26,210	231,508
Taihan Electric Wire Co., Ltd. (a)(b)	237,678	355,892
Taihan Fiberoptics Co., Ltd. (a)	27,242	59,812
TechWing, Inc.	20,867	396,714
Tego Science, Inc. (a)	695	12,658
Telcon RF Pharmaceutical, Inc. (a)	45,910	112,965
Tesna, Inc. (a)	2,970	124,796
Theragen Etex Co., Ltd. (a)	21,193	114,277
Tokai Carbon Korea Co., Ltd. (a)	1,828	228,356
Toptec Co., Ltd. (a)	10,981	85,631
Tovis Co., Ltd. (a)	8,939	64,444
TSE Co., Ltd. (a)(b)	3,096	191,945
TY Holdings Co., Ltd. (a)	25,067	594,649
UBCare Co., Ltd. (a)	28,938	183,791
Ubiquoss Holdings, Inc. (a)	3,766	51,797
Unid Co., Ltd.	2,824	238,748
Union Semiconductor Equipment & Materials Co., Ltd. (a)	57,524	706,499
Unison Co., Ltd. (a)	28,276	66,959
UTI, Inc.	5,208	70,097
Value Added Technology Co., Ltd. (a)	4,345	129,208
Vaxcell-Bio Therapeutics Co., Ltd. (a)	4,446	162,319
VICTEK Co., Ltd. (a)	18,580	86,902
Vidente Co., Ltd. (a)(b)	15,810	321,852
Webcash Corp. (a)	8,860	199,373
Webzen, Inc. (a)	12,925	314,223
Wellbiotec Co., Ltd. (a)	33,032	49,044
Wemade Co., Ltd. (b)	10,398	1,556,092
Security Description	Shares	Value
Whanin Pharmaceutical Co., Ltd. (a)	10,511	$157,389
Wins Co., Ltd. (a)	7,966	111,239
WiSoL Co., Ltd.	7,443	68,247
Wonik Holdings Co., Ltd. (a)	115,519	483,941
WONIK IPS Co., Ltd. (b)	18,933	673,704
Woojeon Co., Ltd. (a)(c)	76	—
Woongjin Thinkbig Co., Ltd. (a)	9,445	25,226
Woori Technology Investment Co., Ltd. (a)(b)	81,730	628,401
Woori Technology, Inc. (a)	108,140	150,555
Woory Industrial Co., Ltd. (a)	10,049	174,140
Wysiwyg Studios Co., Ltd. (a)	14,632	489,887
XIILab Co., Ltd. (a)	3,874	104,773
Y2 Solution Co., Ltd. (a)(c)	30,821	15,816
YG Entertainment, Inc. (a)(b)	4,545	212,960
Young Poong Corp. (a)	642	353,741
Youngone Corp. (a)	11,757	431,708
Yuanta Securities Korea Co., Ltd. (a)	85,269	288,354
Yungjin Pharmaceutical Co., Ltd. (a)(b)	60,541	269,411
Zinus, Inc. (a)(b)	4,038	261,897
		112,958,401
SPAIN — 1.1%
Abengoa SA Class B (a)	12,105,124	85,349
Aedas Homes SA (d)	14,194	389,008
Amper SA (a)(b)	855,490	166,360
Applus Services SA	85,182	783,185
Atresmedia Corp. de Medios de Comunicacion SA (b)	57,253	217,201
Audax Renovables SA (b)	89,029	127,567
Construcciones y Auxiliar de Ferrocarriles SA	12,821	533,629
ContourGlobal PLC (d)	113,076	293,140
Deoleo SA (a)(b)	466,509	153,849
Distribuidora Internacional de Alimentacion SA (a)	8,468,891	153,130
Ence Energia y Celulosa SA (a)	60,627	156,091
Ercros SA (a)	70,547	238,271
Faes Farma SA	204,773	809,914
Global Dominion Access SA (d)	47,424	252,665
Grupo Ezentis SA (a)(b)	329,988	67,547
Indra Sistemas SA (a)	59,661	645,898
Lar Espana Real Estate Socimi SA REIT (a)	27,899	162,441
Let's GOWEX SA (a)(b)(c)	9,561	—
Mediaset Espana Comunicacion SA (a)	80,263	375,141
Melia Hotels International SA (a)	18,695	127,602
Miquel y Costas & Miquel SA	15,625	232,771
Neinor Homes SA (a)(d)	26,921	322,677
Obrascon Huarte Lain SA (a)(b)	122,653	142,271

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Oryzon Genomics SA (a)(b)	27,266	$83,719
Pharma Mar SA	6,938	449,882
Prosegur Cash SA (b)(d)	231,378	164,715
Prosegur Cia de Seguridad SA	64,187	168,615
Sacyr SA (b)	247,360	643,047
Talgo SA (a)(b)(d)	41,703	257,516
Tecnicas Reunidas SA (a)(b)	45,361	358,512
Tubacex SA (a)(b)	90,961	155,368
		8,717,081
SWEDEN — 4.1%
AcadeMedia AB (d)	57,301	351,255
Aegirbio AB (a)(b)	6,174	38,938
Alimak Group AB (d)	22,303	281,810
Ambea AB (d)	29,424	196,943
Attendo AB (a)(d)	54,083	229,979
Azelio AB (a)	66,250	173,860
Bactiguard Holding AB (a)	6,667	121,501
Beijer Alma AB	11,872	359,942
Betsson AB Class B (a)	56,750	342,549
BHG Group AB (a)	48,377	510,013
BioArctic AB (a)(d)	12,348	162,570
BioGaia AB Class B	6,999	400,435
Biotage AB	39,169	1,133,471
Bonava AB Class B	66,776	577,127
BoneSupport Holding AB (a)(d)	24,777	120,412
Boozt AB (a)(b)(d)	22,165	449,966
Bufab AB	24,909	1,229,789
Byggmax Group AB	34,817	344,369
Calliditas Therapeutics AB Class B (a)(b)	16,243	202,368
Camurus AB (a)	7,383	122,970
Cantargia AB (a)(b)	98,045	199,905
CDON AB (a)(b)	5,697	297,251
Cell Impact AB (a)	62,102	183,140
Cellavision AB	20,163	724,223
Cibus Nordic Real Estate AB	17,664	567,349
Clas Ohlson AB Class B (b)	29,847	452,624
Climeon AB (a)	11,428	15,652
Cloetta AB Class B	121,882	352,702
Coor Service Management Holding AB (d)	48,380	441,647
Creades AB Class A (b)	21,984	357,301
CTT Systems AB (b)	10,348	247,446
Diamyd Medical AB (a)	33,379	54,563
Dios Fastigheter AB	42,566	558,529
Duni AB (a)	18,669	240,841
Dustin Group AB (d)	47,699	558,974
Enzymatica AB (a)	83,008	80,131
Eolus Vind AB Class B (b)	12,076	164,991
Fagerhult AB	29,141	196,015
Ferronordic AB	5,904	219,757
Fingerprint Cards AB Class B (a)(b)	175,250	400,290
G5 Entertainment AB (b)	3,850	168,733
GARO AB	12,377	295,281
Genovis AB (a)	41,480	334,448
Security Description	Shares	Value
Granges AB	56,357	$660,435
Haldex AB (a)(b)	48,972	286,675
Hansa Biopharma AB (a)	33,870	332,196
Hexatronic Group AB	15,660	871,744
Hoist Finance AB (a)(b)(d)	81,301	262,208
Humana AB (a)(b)	14,515	116,552
Immunovia AB (a)	13,944	115,509
Impact Coatings AB (a)	56,912	99,947
Intervacc AB (a)(b)	33,122	194,623
INVISIO Communications AB	11,060	200,095
Inwido AB	34,272	708,618
Karo Pharma AB (a)	91,277	604,894
K-fast Holding AB (a)(b)	27,607	265,280
KNOW IT AB	25,128	1,042,160
LeoVegas AB (b)(d)	71,618	277,174
Lime Technologies AB (b)	5,021	190,883
Maha Energy AB (a)	105,934	129,875
Medcap AB (a)	6,409	126,002
Mekonomen AB (a)	16,347	283,649
Minesto AB (a)(b)	44,131	91,734
Modern Times Group MTG AB Class B (a)	55,127	562,604
Munters Group AB (d)	57,996	448,077
NCC AB Class B	44,378	821,992
New Wave Group AB Class B	102,878	1,906,695
Nobia AB	58,472	351,974
Nobina AB (d)	54,050	638,772
Nordic Waterproofing Holding AB	9,047	222,831
Note AB (a)	19,061	486,323
NP3 Fastigheter AB	7,679	307,453
Oasmia Pharmaceutical AB (a)	269,402	78,049
Oncopeptides AB (a)(b)(d)	58,375	54,159
Orexo AB (a)(b)	25,393	96,761
OW Bunker A/S (b)(c)	9,828	—
Paradox Interactive AB (b)	20,426	402,706
PowerCell Sweden AB (a)	18,284	373,804
Pricer AB Class B (b)	60,155	162,781
RaySearch Laboratories AB (a)	15,676	97,825
Re:NewCell AB (a)(b)	8,513	206,482
Resurs Holding AB (d)	100,928	423,829
SAS AB (a)(b)	745,903	105,082
Scandi Standard AB	32,099	145,359
Sdiptech AB Class B (a)	10,433	543,322
Sedana Medical AB (a)(b)	37,883	410,260
Sensys Gatso Group AB (a)	1,140,753	120,453
SkiStar AB	23,889	448,553
Smart Eye AB (a)(b)	11,931	259,076
SolTech Energy Sweden AB (a)	63,858	164,197
SpectraCure AB (a)	28,915	18,779
Storytel AB (a)(b)	17,572	320,431
Svolder AB Class B	7,655	310,297
SwedenCare AB	29,375	499,325
Tethys Oil AB (a)	36,002	247,732
Tobii AB (a)(b)	43,819	177,718
Tobii Dynavox AB (a)(b)	43,819	155,891

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Vitec Software Group AB Class B	11,468	$705,520
Xvivo Perfusion AB (a)	6,847	210,616
		33,808,041
SWITZERLAND — 1.8%
AC Immune SA (a)(b)	54,338	268,973
APG SGA SA (a)	326	71,200
Arbonia AG	22,386	506,120
Aryzta AG (a)	512,064	641,239
Ascom Holding AG (a)	23,177	299,140
Autoneum Holding AG (a)(b)	1,562	290,920
Basilea Pharmaceutica AG (a)(b)	3,915	175,824
Bell Food Group AG	893	286,183
Bobst Group SA (a)	3,101	282,141
Burckhardt Compression Holding AG	1,521	720,311
Burkhalter Holding AG	1,281	88,573
Coltene Holding AG (a)	2,515	310,252
Evolva Holding SA (a)(b)	499,856	73,512
Feintool International Holding AG (a)	2,416	153,262
Gurit Holding AG (b)	258	440,595
Huber + Suhner AG	6,896	658,456
Implenia AG (a)(b)	9,061	206,449
Intershop Holding AG	275	184,712
Jungfraubahn Holding AG (a)	796	117,240
Kardex Holding AG	4,232	1,393,404
Komax Holding AG (a)	2,420	671,964
Leonteq AG	3,998	304,079
Medartis Holding AG (a)(d)	1,642	234,636
Metall Zug AG Class B	104	235,132
Meyer Burger Technology AG (a)(b)	814,943	364,026
Mobilezone Holding AG	20,124	300,817
Molecular Partners AG (a)(b)	10,594	207,194
ObsEva SA (a)(b)	108,920	216,751
Orior AG	6,329	624,460
Relief Therapeutics Holding, Inc. (a)(b)	1,269,697	86,676
Rieter Holding AG (a)	1,606	311,982
Sensirion Holding AG (a)(d)	4,440	650,053
Swiss Steel Holding AG (a)	427,093	161,012
u-blox Holding AG (a)	4,071	314,769
Valiant Holding AG	7,271	728,576
Valora Holding AG (a)	4,823	824,698
Vetropack Holding AG	6,601	417,294
V-ZUG Holding AG (a)	1,354	182,782
Ypsomed Holding AG	2,037	416,723
Zehnder Group AG	2,841	290,289
		14,712,419
TAIWAN — 0.0% (e)
Medtecs International Corp., Ltd.	220,100	57,141
Security Description	Shares	Value
TURKEY — 0.1%
Eldorado Gold Corp. (a)(b)	78,146	$733,730
UNITED ARAB EMIRATES — 0.0% (e)
Borr Drilling, Ltd. (a)(b)	113,631	241,609
Eros STX Global Corp. (a)(b)	139,153	33,355
		274,964
UNITED KINGDOM — 5.5%
4imprint Group PLC	9,523	363,736
A.G. Barr PLC	50,607	355,061
Aclara Resources, Inc. (a)(b)	30,150	34,345
Anglo Pacific Group PLC (b)	135,944	248,206
AO World PLC (a)(b)	166,430	249,090
Argo Blockchain PLC (a)	239,438	317,172
Auction Technology Group PLC (a)	47,318	971,602
Autolus Therapeutics PLC ADR (a)(b)	50,496	262,074
Avon Protection PLC (b)	18,142	275,457
Bicycle Therapeutics PLC ADR (a)(b)	8,354	508,508
Biffa PLC (d)	147,683	717,105
Brewin Dolphin Holdings PLC	173,044	867,204
Bytes Technology Group PLC	115,771	889,874
Capita PLC (a)	841,462	415,997
Capricorn Energy PLC	301,854	769,857
Card Factory PLC (a)	219,218	177,261
Chemring Group PLC	110,780	444,136
Civitas Social Housing PLC REIT (b)	283,841	372,531
Clarkson PLC	13,306	699,266
Clipper Logistics PLC	42,077	413,756
CLS Holdings PLC	67,054	198,445
CMC Markets PLC (b)(d)	40,866	145,850
Coats Group PLC	629,108	589,650
Compass Pathways PLC ADR (a)	8,660	191,386
Concentric AB	10,435	323,866
Crest Nicholson Holdings PLC	54,532	274,762
Custodian REIT PLC	84,735	121,656
De La Rue PLC (a)(b)	80,568	169,581
DEV Clever Holdings PLC (a)(b)	401,119	162,989
Devro PLC	169,026	471,611
Dignity PLC (a)	24,334	194,459
Elementis PLC (a)	287,703	512,818
Empiric Student Property PLC REIT	397,716	463,270
EnQuest PLC (a)	777,643	197,174
Essentra PLC	160,823	751,502
Euromoney Institutional Investor PLC	33,182	415,726
FDM Group Holdings PLC	43,091	742,398
Firstgroup PLC (a)(b)	2,602	3,602
Forterra PLC (d)	214,022	800,075
Foxtons Group PLC	267,608	143,172

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Global Ship Lease, Inc. Class A (a)(b)	8,078	$185,067
Gym Group PLC (a)(d)	174,186	600,432
Halfords Group PLC	93,945	439,500
Helical PLC	44,916	276,198
Hill & Smith Holdings PLC	38,819	944,308
Hilton Food Group PLC	13,468	207,956
Hollywood Bowl Group PLC (a)	48,438	156,800
Hyve Group PLC (a)	568	722
Ibstock PLC (d)	226,250	624,534
Immunocore Holdings PLC (a)(b)	6,316	216,260
Indivior PLC (a)	327,724	1,140,787
International Personal Finance PLC	118,264	206,636
Intu Properties PLC REIT (a)(b)(c)	404,524	—
IP Group PLC	337,385	565,730
J D Wetherspoon PLC (a)	84,545	1,100,460
James Fisher & Sons PLC (a)	5,953	29,793
John Menzies PLC (a)	66,633	279,778
Johnston Press PLC (c)	358	—
Just Group PLC (a)	512,096	579,857
Keller Group PLC	58,563	781,309
Kier Group PLC (a)	196,690	293,048
Lb-shell PLC (c)	571	—
Luceco PLC (d)	45,549	215,003
Luxfer Holdings PLC	9,643	186,206
LXI REIT PLC	248,888	488,804
Marston's PLC (a)	592,596	618,034
Mitie Group PLC	647,256	565,456
Moneysupermarket.com Group PLC	172,710	505,283
Moonpig Group PLC (a)(b)	77,765	394,983
Morgan Advanced Materials PLC	187,482	910,357
Morgan Sindall Group PLC	24,340	830,776
NCC Group PLC	116,542	368,581
NuCana PLC ADR (a)(b)	66,948	159,336
On the Beach Group PLC (a)(d)	81,640	315,145
Orchard Therapeutics PLC ADR (a)(b)	105,342	139,051
Oxford Biomedica PLC (a)	36,660	610,746
Oxford Instruments PLC	18,878	672,473
PayPoint PLC	35,249	317,491
Picton Property Income, Ltd. REIT	190,138	262,683
Playtech PLC (a)	179,252	1,778,421
Premier Foods PLC	260,198	394,011
Provident Financial PLC (a)	187,900	914,168
PZ Cussons PLC	210,951	587,160
Rathbones Group PLC	27,086	727,863
Reach PLC	142,724	546,108
Redde Northgate PLC	35,979	212,714
Regional REIT, Ltd. (d)	192,093	244,309
Renewi PLC (a)	31,554	323,529
Security Description	Shares	Value
Restaurant Group PLC (a)	156,771	$200,235
Sabre Insurance Group PLC (d)	126,851	315,793
Schroder Real Estate Investment Trust, Ltd. (b)	611,542	443,142
Senior PLC (a)	439,550	875,162
SIG PLC (a)(b)	358,071	230,661
Spire Healthcare Group PLC (a)(d)	108,518	367,456
Standard Life Investment Property Income Trust, Ltd. REIT	185,850	205,156
SThree PLC	47,776	300,255
Supermarket Income REIT PLC	181,807	300,423
Ted Baker PLC (a)(b)	93,252	130,221
Telecom Plus PLC	34,572	742,661
Tiziana Life Sciences, Ltd. (a)	105,334	101,121
TORM PLC Class A (a)(b)	37,772	298,584
Triple Point Social Housing REIT PLC (d)	193,292	253,427
TT Electronics PLC	55,401	192,097
Tyman PLC	125,490	679,030
UK Commercial Property REIT, Ltd.	496,316	502,160
Volution Group PLC	79,975	599,022
Wincanton PLC	50,925	253,829
		45,134,531
UNITED STATES — 0.9%
Access Bio, Inc. (a)	21,306	286,768
Adaptimmune Therapeutics PLC ADR (a)	73,485	275,569
Ameridge Corp. (a)(c)	8,992	2,712
Argonaut Gold, Inc. (a)(b)	137,170	260,625
Arko Corp. (a)	0	4
Avadel Pharmaceuticals PLC ADR (a)(b)	21,144	170,844
Charlottes Web Holdings, Inc. (a)(b)	51,250	51,934
Cineworld Group PLC (a)(b)	600,148	260,037
Civeo Corp. (a)	8,773	168,178
DHT Holdings, Inc.	66,575	345,524
Diversified Energy Co. PLC	324,970	459,522
Energy Fuels, Inc. (a)(b)	93,766	717,080
Ferroglobe PLC (a)	31,682	196,745
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	19,857	—
Golden Star Resources, Ltd. (a)(b)	55,650	213,139
IMAX Corp. (a)	37,082	661,543
Maxeon Solar Technologies, Ltd. (a)	23,743	330,028
MeiraGTx Holdings PLC (a)	19,694	467,536
Mind Medicine MindMed, Inc. (a)	82,826	114,300
Nitro Software, Ltd. (a)(b)	110,342	198,154

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Nordic American Tankers, Ltd.	104,305	$176,275
Ormat Technologies, Inc.	1	60
Pluristem Therapeutics, Inc. (a)(b)	48,694	71,093
PureTech Health PLC (a)	48,292	190,995
REC Silicon ASA (a)	325,254	661,330
Renalytix PLC ADR (a)	13,346	212,201
Stratasys, Ltd. (a)	32,882	805,280
Summit Therapeutics, Inc. (a)	31,682	85,225
UroGen Pharma, Ltd. (a)(b)	16,119	153,292
Viemed Healthcare, Inc. (a)(b)	12,256	64,038
		7,600,031
TOTAL COMMON STOCKS (Cost $817,170,061)		815,375,896

RIGHTS — 0.0% (e)
HONG KONG — 0.0% (e)
Yuexiu Real Estate Investment Trust (expiring 01/05/22) (a)	185,000	237
SOUTH KOREA — 0.0% (e)
Enzychem Lifesciences Corp. (expiring 12/17/21) (a)	697	—
Eoflow Co., Ltd. (expiring 01/07/22) (a)	1,269	11,956
		11,956
SPAIN — 0.0% (e)
Faes Farma SA (expiring 01/04/22) (a)	208,870	43,230
TOTAL RIGHTS (Cost $40,187)		55,423
WARRANTS — 0.0%
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/22) (a)	533	3
CGG SA (expiring 02/21/23) (a)	1,729	12
Technicolor SA (expiring 9/22/24) (a) (b)	4,594	1,750
		1,765
ITALY — 0.0% (e)
Webuild SpA (expiring 08/02/30) (b) (c)	19,800	—
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (b)	389,064	—
TOTAL WARRANTS (Cost $0)		1,765
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	2,133,463	$2,133,676
State Street Navigator Securities Lending Portfolio II (i) (j)	57,766,730	57,766,730
TOTAL SHORT-TERM INVESTMENTS (Cost $59,900,406)		59,900,406
TOTAL INVESTMENTS — 106.5% (Cost $877,110,654)		875,333,490
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(53,231,946)
NET ASSETS — 100.0%		$822,101,544
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $468,970, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$813,858,225	$1,048,701	$468,970	$815,375,896
Rights	43,467	11,956	—	55,423
Warrants	1,765	—	0(a)	1,765
Short-Term Investments	59,900,406	—	—	59,900,406
TOTAL INVESTMENTS	$873,803,863	$1,060,657	$468,970	$875,333,490
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2021.
Sector Breakdown as of December 31, 2021

% of Net Assets
Industrials	18.9%
Information Technology	14.6
Consumer Discretionary	12.8
Materials	10.9
Health Care	10.6
Real Estate	8.2
Financials	8.2
Consumer Staples	4.8
Communication Services	4.6
Energy	4.4
Utilities	1.2
Short-Term Investments	7.3
Liabilities in Excess of Other Assets	(6.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,251,072	$3,251,722	$15,033,500	$16,151,211	$(336)	$—	2,133,463	$2,133,675	$—
State Street Navigator Securities Lending Portfolio II	48,189,983	48,189,983	33,103,853	23,527,106	—	—	57,766,730	57,766,730	311,660
Total		$51,441,705	$48,137,353	$39,678,317	$(336)	$—		$59,900,405	$311,660
See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 13.8%
BWP Trust REIT	700,085	$2,112,337
Centuria Industrial REIT	781,936	2,382,043
Charter Hall Long Wale REIT	881,080	3,234,976
Charter Hall Retail REIT	756,698	2,343,670
Dexus REIT	1,569,663	12,690,407
Goodman Group REIT	2,481,064	47,802,234
GPT Group REIT	2,795,557	11,016,204
National Storage REIT	1,572,888	3,041,892
Scentre Group REIT	7,574,741	17,402,804
Shopping Centres Australasia Property Group REIT	1,620,196	3,498,552
Vicinity Centres REIT	5,646,972	6,938,518
Waypoint REIT	1,050,813	2,162,102
		114,625,739
AUSTRIA — 0.3%
CA Immobilien Anlagen AG	68,141	2,557,168
BELGIUM — 2.8%
Aedifica SA REIT	52,840	6,904,299
Cofinimmo SA REIT	42,916	6,856,971
Warehouses De Pauw CVA REIT	204,942	9,830,470
		23,591,740
BRAZIL — 0.5%
BR Malls Participacoes SA (a)	1,300,841	1,940,752
BR Properties SA	306,992	402,893
Iguatemi SA (a)	220,320	714,754
Multiplan Empreendimentos Imobiliarios SA	403,568	1,356,336
		4,414,735
CANADA — 4.2%
Allied Properties Real Estate Investment Trust	90,738	3,157,135
Artis Real Estate Investment Trust	88,320	834,850
Boardwalk Real Estate Investment Trust	33,254	1,443,468
Canadian Apartment Properties REIT	123,766	5,875,002
Cominar Real Estate Investment Trust (a)	140,876	1,303,757
Dream Industrial Real Estate Investment Trust	163,556	2,229,691
Dream Office Real Estate Investment Trust	37,714	735,380
First Capital Real Estate Investment Trust	156,378	2,334,868
Granite Real Estate Investment Trust	46,902	3,913,606
H&R Real Estate Investment Trust	205,529	2,644,062
InterRent Real Estate Investment Trust	104,749	1,435,463
Security Description	Shares	Value
RioCan Real Estate Investment Trust	226,843	$4,119,684
SmartCentres Real Estate Investment Trust	103,407	2,635,215
Summit Industrial Income REIT	125,560	2,335,954
		34,998,135
FINLAND — 0.6%
Kojamo Oyj	220,012	5,314,197
FRANCE — 4.3%
Covivio REIT	69,009	5,666,040
Gecina SA REIT	79,292	11,081,996
Klepierre SA REIT (a)	288,139	6,831,953
Unibail-Rodamco-Westfield REIT (a)	169,899	11,905,545
		35,485,534
GERMANY — 4.5%
alstria office REIT-AG	259,604	5,765,678
Aroundtown SA	1,413,159	8,549,474
Deutsche EuroShop AG	75,905	1,263,712
Deutsche Wohnen SE	69,881	2,938,751
Grand City Properties SA	151,702	3,602,123
LEG Immobilien SE	106,301	14,832,647
		36,952,385
HONG KONG — 6.1%
Hang Lung Properties, Ltd.	2,689,755	5,533,865
Hysan Development Co., Ltd.	873,846	2,701,242
Link REIT	3,052,594	26,879,491
Swire Properties, Ltd.	1,531,600	3,838,675
Wharf Real Estate Investment Co., Ltd.	2,258,000	11,469,133
		50,422,406
ISRAEL — 0.6%
Azrieli Group, Ltd.	53,480	5,103,316
JAPAN — 27.5%
Activia Properties, Inc. REIT	1,097	3,962,937
Advance Residence Investment Corp. REIT	2,025	6,682,298
Aeon Mall Co., Ltd.	138,840	1,978,520
AEON REIT Investment Corp.	2,473	3,459,687
Comforia Residential REIT, Inc.	917	2,719,426
Daiwa House REIT Investment Corp.	3,077	9,312,097
Daiwa Office Investment Corp. REIT	425	2,583,474
Daiwa Securities Living Investments Corp. REIT	3,275	3,370,132
Frontier Real Estate Investment Corp. REIT (b)	737	3,180,835
Fukuoka REIT Corp.	1,054	1,526,701
Global One Real Estate Investment Corp. REIT	1,396	1,459,584
GLP J-Reit	6,554	11,320,313
Hoshino Resorts REIT, Inc.	325	1,842,951
Hulic Co., Ltd.	862,390	8,177,933

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Hulic Reit, Inc.	1,849	$2,779,401
Ichigo Office REIT Investment Corp.	2,193	1,578,739
Industrial & Infrastructure Fund Investment Corp. REIT	3,015	5,815,045
Invincible Investment Corp. REIT	8,871	2,804,085
Japan Excellent, Inc. REIT	1,869	2,163,499
Japan Hotel REIT Investment Corp.	6,500	3,172,246
Japan Logistics Fund, Inc. REIT	1,319	4,083,396
Japan Metropolitan Fund Invest REIT	10,199	8,777,047
Japan Prime Realty Investment Corp. REIT (b)	1,398	4,843,923
Japan Real Estate Investment Corp. REIT	2,025	11,483,001
Kenedix Office Investment Corp. REIT	629	3,883,626
Kenedix Residential Next Investment Corp. REIT	1,455	2,808,793
Kenedix Retail REIT Corp.	844	2,074,178
LaSalle Logiport REIT (a)	2,600	4,574,356
Leopalace21 Corp. (a)(b)	288,300	460,659
Mirai Corp. REIT	2,408	1,034,046
Mitsubishi Estate Logistics REIT Investment Corp. (a)	573	2,607,373
Mitsui Fudosan Co., Ltd.	1,409,400	27,886,917
Mitsui Fudosan Logistics Park, Inc. REIT	747	4,184,056
Mori Hills REIT Investment Corp.	2,371	3,214,043
Mori Trust Sogo Reit, Inc.	1,399	1,759,152
Nippon Accommodations Fund, Inc. REIT	729	4,197,186
Nippon Building Fund, Inc. REIT	2,415	14,051,062
Nippon Prologis REIT, Inc. (a)	3,770	13,324,563
NIPPON REIT Investment Corp.	662	2,356,997
Nomura Real Estate Master Fund, Inc. REIT (a)	6,879	9,665,427
NTT UD REIT Investment Corp.	2,028	2,733,234
Orix JREIT, Inc.	4,024	6,282,968
Sekisui House REIT, Inc.	6,458	4,806,136
Tokyu REIT, Inc.	1,350	2,321,219
United Urban Investment Corp. REIT	4,548	5,339,669
		228,642,930
MALTA — 0.0% (c)
BGP Holdings PLC (a)(d)	32,410,441	—
MEXICO — 0.6%
Fibra Uno Administracion SA de CV REIT	4,326,371	4,574,770
Security Description	Shares	Value
NETHERLANDS — 0.3%
Eurocommercial Properties NV	60,678	$1,316,991
Wereldhave NV REIT (b)	61,851	900,313
		2,217,304
NORWAY — 0.7%
Entra ASA (e)	265,795	5,977,019
ROMANIA — 0.6%
NEPI Rockcastle PLC	693,233	4,604,179
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	165,675	996,415
SINGAPORE — 8.2%
Ascendas Real Estate Investment Trust	4,897,089	10,715,731
CapitaLand China Trust REIT	1,647,500	1,454,233
CapitaLand Integrated Commercial Trust REIT	7,282,833	11,020,272
Capitaland Investment, Ltd. (a)	3,639,603	9,205,983
Frasers Centrepoint Trust REIT	1,557,638	2,668,949
Frasers Logistics & Commercial Trust REIT	4,249,200	4,790,850
Keppel DC REIT	1,931,400	3,538,596
Keppel REIT	2,847,753	2,386,946
Mapletree Commercial Trust REIT	3,199,971	4,747,203
Mapletree Industrial Trust REIT	2,834,254	5,697,310
Mapletree Logistics Trust REIT	4,360,217	6,145,023
Mapletree North Asia Commercial Trust REIT	3,144,600	2,589,108
Suntec Real Estate Investment Trust	3,164,576	3,544,494
		68,504,698
SOUTH AFRICA — 1.0%
Growthpoint Properties, Ltd. REIT	5,006,819	4,821,730
Hyprop Investments, Ltd. REIT	524,589	1,224,370
Redefine Properties, Ltd. REIT	7,912,954	2,181,516
		8,227,616
SPAIN — 1.1%
Inmobiliaria Colonial Socimi SA REIT	393,755	3,694,169
Merlin Properties Socimi SA REIT	486,753	5,297,334
		8,991,503
SWEDEN — 5.4%
Castellum AB (b)	417,416	11,240,071
Fabege AB	395,843	6,625,911
Hufvudstaden AB Class A	171,185	2,556,284
Kungsleden AB	8,752	117,063
Sagax AB Class B	243,579	8,205,525
Samhallsbyggnadsbolaget i Norden AB	1,630,641	11,962,555
Wihlborgs Fastigheter AB	195,167	4,427,652
		45,135,061

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 2.3%
PSP Swiss Property AG	66,941	$8,353,390
Swiss Prime Site AG	110,867	10,908,442
		19,261,832
THAILAND — 0.4%
Central Pattana PCL NVDR	1,959,459	3,314,158
UNITED KINGDOM — 13.4%
Assura PLC REIT	4,297,978	4,063,335
British Land Co. PLC REIT	1,368,849	9,844,940
Capital & Counties Properties PLC REIT	1,237,961	2,823,658
Derwent London PLC REIT	163,738	7,573,615
Grainger PLC	1,081,732	4,615,229
Great Portland Estates PLC REIT	370,491	3,653,188
Hammerson PLC REIT (b)	6,112,548	2,715,558
Land Securities Group PLC REIT	1,096,456	11,530,277
LondonMetric Property PLC REIT	1,328,479	5,099,382
Primary Health Properties PLC REIT	1,944,328	3,987,112
Segro PLC REIT	1,754,827	34,143,100
Shaftesbury PLC REIT (b)	419,328	3,492,947
Tritax Big Box REIT PLC	2,725,802	9,192,987
UNITE Group PLC REIT	582,284	8,758,232
		111,493,560
TOTAL COMMON STOCKS (Cost $817,960,764)		825,406,400

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	735,215	735,289
State Street Navigator Securities Lending Portfolio II (h) (i)	12,410,328	12,410,328
TOTAL SHORT-TERM INVESTMENTS (Cost $13,145,617)		13,145,617
TOTAL INVESTMENTS — 100.9% (Cost $831,106,381)		838,552,017
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(7,805,226)
NET ASSETS — 100.0%		$830,746,791

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$825,289,337	$117,063	$0(a)	$825,406,400
Short-Term Investments	13,145,617	—	—	13,145,617
TOTAL INVESTMENTS	$838,434,954	$117,063	$0	$838,552,017
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2021.

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	316,823	$316,886	$25,959,245	$25,540,731	$(111)	$—	735,215	$735,289	$91
State Street Navigator Securities Lending Portfolio II	25,001,714	25,001,714	78,067,909	90,659,295	—	—	12,410,327	12,410,328	55,355
Total		$25,318,600	$104,027,154	$116,200,026	$(111)	$—		$13,145,617	$55,446
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 11.3%
Atlas Arteria, Ltd. Stapled Security	1,664,104	$8,372,418
Qube Holdings, Ltd.	3,357,438	7,738,052
Sydney Airport Stapled Security (a)	2,304,362	14,542,356
Transurban Group Stapled Security	2,179,148	21,895,714
		52,548,540
BRAZIL — 0.4%
Centrais Eletricas Brasileiras SA ADR (b)	69,250	421,732
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	67,249	493,608
Cia Energetica de Minas Gerais ADR	221,912	539,246
Ultrapar Participacoes SA ADR (b)	237,597	627,256
		2,081,842
CANADA — 10.0%
Enbridge, Inc. (c)	544,155	21,285,436
Enbridge, Inc. (c)	23,689	925,766
Gibson Energy, Inc.	50,096	889,168
Keyera Corp. (b)	72,441	1,636,181
Pembina Pipeline Corp.	180,297	5,476,781
TC Energy Corp.	321,009	14,950,686
Westshore Terminals Investment Corp.	67,330	1,429,593
		46,593,611
CHILE — 0.1%
Enel Americas SA ADR (b)	71,548	389,221
CHINA — 5.1%
Beijing Capital International Airport Co., Ltd. Class H (a)(b)	2,814,000	1,721,686
China Gas Holdings, Ltd.	449,600	934,228
China Longyuan Power Group Corp., Ltd. Class H	602,000	1,405,333
China Merchants Port Holdings Co., Ltd.	2,327,431	4,239,129
China Resources Gas Group, Ltd.	160,000	904,019
China Resources Power Holdings Co., Ltd.	326,000	1,091,364
COSCO SHIPPING Ports, Ltd. (a)	2,856,000	2,480,038
Guangdong Investment, Ltd.	554,000	704,198
Hainan Meilan International Airport Co., Ltd. Class H (a)	230,000	709,503
Jiangsu Expressway Co., Ltd. Class H	2,094,000	2,146,026
Kunlun Energy Co., Ltd. (a)	728,000	682,590
Shenzhen Expressway Corp., Ltd. Class H	1,198,000	1,160,153
Security Description	Shares	Value
Shenzhen International Holdings, Ltd.	2,263,266	$2,351,430
Yuexiu Transport Infrastructure, Ltd.	1,614,000	956,438
Zhejiang Expressway Co., Ltd. Class H	2,458,000	2,191,180
		23,677,315
DENMARK — 1.0%
Orsted A/S (d)	35,031	4,473,513
FRANCE — 5.0%
Aeroports de Paris (a)	44,836	5,776,883
Engie SA	329,209	4,872,134
Getlink SE	757,164	12,536,840
		23,185,857
GERMANY — 3.5%
E.ON SE	415,755	5,764,335
Fraport AG Frankfurt Airport Services Worldwide (a)	64,179	4,319,213
Hamburger Hafen und Logistik AG	40,633	950,033
RWE AG	125,224	5,086,696
		16,120,277
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	8,767,200	1,972,620
ITALY — 6.6%
Atlantia SpA (a)	877,802	17,424,213
Enav SpA (a)(d)	438,419	1,959,380
Enel SpA	1,430,839	11,464,897
		30,848,490
JAPAN — 1.6%
Iwatani Corp.	17,200	866,311
Japan Airport Terminal Co., Ltd. (a)	162,400	6,769,311
		7,635,622
MEXICO — 4.0%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	59,920	3,217,105
Grupo Aeroportuario del Pacifico SAB de CV ADR	60,785	8,356,114
Grupo Aeroportuario del Sureste SAB de CV ADR	34,261	7,063,248
		18,636,467
NETHERLANDS — 0.2%
Koninklijke Vopak NV	21,437	750,847
NEW ZEALAND — 2.4%
Auckland International Airport, Ltd. (a)	2,104,324	11,093,588
SPAIN — 7.1%
Aena SME SA (a)(d)	128,083	20,217,046

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Iberdrola SA	1,072,783	$12,699,873
		32,916,919
SWITZERLAND — 1.3%
Flughafen Zurich AG (a)	33,027	5,948,231
UNITED KINGDOM — 2.4%
James Fisher & Sons PLC (a)	67,622	338,427
John Menzies PLC (a)	117,286	492,460
National Grid PLC	717,816	10,303,863
		11,134,750
UNITED STATES — 37.1%
American Electric Power Co., Inc.	92,639	8,242,092
American Water Works Co., Inc.	33,649	6,354,950
Cheniere Energy, Inc.	77,276	7,837,332
Consolidated Edison, Inc.	65,469	5,585,815
Dominion Energy, Inc.	149,755	11,764,753
DTE Midstream LLC (a)	31,738	1,522,789
Duke Energy Corp.	142,460	14,944,054
Equitrans Midstream Corp.	133,246	1,377,764
Eversource Energy	63,623	5,788,420
Exelon Corp.	181,110	10,460,914
Kinder Morgan, Inc.	639,069	10,135,634
NextEra Energy, Inc.	271,556	25,352,468
ONEOK, Inc.	146,082	8,583,778
Public Service Enterprise Group, Inc.	93,653	6,249,465
Sempra Energy	59,086	7,815,896
Southern Co.	196,108	13,449,087
Targa Resources Corp.	74,975	3,916,694
WEC Energy Group, Inc.	58,445	5,673,256
Williams Cos., Inc.	398,367	10,373,477
Xcel Energy, Inc.	99,672	6,747,794
		172,176,432
TOTAL COMMON STOCKS (Cost $429,408,041)		462,184,142

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	588,662	$588,721
State Street Navigator Securities Lending Portfolio II (g) (h)	807,580	807,580
TOTAL SHORT-TERM INVESTMENTS (Cost $1,396,301)		1,396,301
TOTAL INVESTMENTS — 99.8% (Cost $430,804,342)		463,580,443
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,113,777
NET ASSETS — 100.0%		$464,694,220
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$462,184,142	$—	$—	$462,184,142
Short-Term Investments	1,396,301	—	—	1,396,301
TOTAL INVESTMENTS	$463,580,443	$—	$—	$463,580,443
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Sector Breakdown as of December 31, 2021

% of Net Assets
Utilities	41.1%
Industrials	38.8
Energy	19.6
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,231,181	$1,231,427	$12,024,962	$12,667,575	$(93)	$—	588,662	$588,721	$140
State Street Navigator Securities Lending Portfolio II	1,975,156	1,975,156	5,870,690	7,038,266	—	—	807,580	807,580	2,787
Total		$3,206,583	$17,895,652	$19,705,841	$(93)	$—		$1,396,301	$2,927
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 10.9%
BHP Group, Ltd. (a)	3,222,757	$97,238,893
Fortescue Metals Group, Ltd.	1,855,079	25,909,207
Glencore PLC (b)	11,971,549	60,797,640
Newcrest Mining, Ltd.	891,774	15,871,960
Rio Tinto, Ltd.	406,573	29,592,411
South32, Ltd.	5,100,565	14,870,549
Woodside Petroleum, Ltd.	647,672	10,326,618
		254,607,278
AUSTRIA — 1.4%
Mondi PLC	1,327,437	32,830,516
BRAZIL — 5.8%
Petroleo Brasileiro SA ADR	777,011	8,531,581
Suzano SA ADR (a)(b)	2,159,569	23,323,345
Vale SA ADR (a)	4,390,931	61,560,853
Wheaton Precious Metals Corp.	492,979	21,184,262
Yara International ASA	430,215	21,710,043
		136,310,084
CANADA — 11.5%
Agnico Eagle Mines, Ltd.	266,535	14,177,641
Barrick Gold Corp. (a)(c)	953,567	18,155,632
Barrick Gold Corp. (a)(c)	978,865	18,598,435
Canadian Natural Resources, Ltd.	799,586	33,834,360
Franco-Nevada Corp.	209,321	28,989,919
Kirkland Lake Gold, Ltd.	289,920	12,166,931
Nutrien, Ltd. (a)(c)	408,285	30,732,484
Nutrien, Ltd. (c)	1,150,248	86,498,650
Suncor Energy, Inc.	1,006,238	25,212,708
		268,366,760
CHILE — 1.1%
Antofagasta PLC	376,506	6,825,796
Sociedad Quimica y Minera de Chile SA ADR	390,436	19,689,687
		26,515,483
CHINA — 1.1%
Wilmar International, Ltd.	8,622,819	26,479,598
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	103,057	1,328,405
FINLAND — 4.3%
Neste Oyj	289,539	14,276,873
Stora Enso Oyj Class R	1,674,370	30,732,063
UPM-Kymmene Oyj	1,458,325	55,490,292
		100,499,228
FRANCE — 3.6%
TotalEnergies SE	1,672,780	84,898,978
HONG KONG — 0.2%
Nine Dragons Paper Holdings, Ltd. (b)	4,582,000	4,919,172
Security Description	Shares	Value
INDIA — 1.9%
Reliance Industries, Ltd. GDR (b)(d)	677,297	$43,313,143
Vedanta, Ltd. ADR (a)(b)	12,863	236,164
		43,549,307
IRELAND — 1.7%
Smurfit Kappa Group PLC	707,980	38,999,755
ISRAEL — 0.8%
ICL Group, Ltd.	1,875,860	18,087,186
ITALY — 1.0%
Eni SpA	1,696,464	23,575,049
JAPAN — 1.2%
Nippon Steel Corp.	1,037,200	16,919,632
Sumitomo Metal Mining Co., Ltd.	296,900	11,215,449
		28,135,081
LUXEMBOURG — 1.0%
ArcelorMittal SA	735,497	23,540,675
NETHERLANDS — 2.6%
Royal Dutch Shell PLC Class A	2,764,719	60,731,122
NORWAY — 1.3%
Equinor ASA	722,599	19,330,381
Norsk Hydro ASA	1,489,997	11,746,549
		31,076,930
PERU — 0.3%
Southern Copper Corp.	92,815	5,727,614
RUSSIA — 4.3%
Gazprom PJSC ADR	2,521,095	23,294,918
LUKOIL PJSC ADR	150,458	13,465,991
MMC Norilsk Nickel PJSC ADR (b)	656,127	20,294,008
Novatek PJSC GDR	40,559	9,498,918
Novolipetsk Steel PJSC GDR	137,324	4,053,804
Polymetal International PLC	366,871	6,516,954
Polyus PJSC GDR	71,265	6,289,136
Rosneft Oil Co. PJSC GDR	929,498	7,475,023
Severstal PAO GDR	210,255	4,528,893
Tatneft PJSC ADR (c)	108,276	4,494,537
Tatneft PJSC ADR (c)	941	36,699
		99,948,881
SOUTH AFRICA — 2.6%
Anglo American PLC	1,491,720	60,937,083
SOUTH KOREA — 0.8%
POSCO ADR	331,050	19,296,905
SPAIN — 0.5%
Repsol SA	944,534	11,209,556
SWEDEN — 1.3%
Svenska Cellulosa AB SCA Class B	1,639,240	29,104,506

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.1%
SIG Combibloc Group AG (b)	923,108	$25,794,139
UNITED KINGDOM — 3.5%
BP PLC	13,694,203	61,301,519
DS Smith PLC	3,758,709	19,539,196
		80,840,715
UNITED STATES — 32.9%
Amcor PLC	434,260	5,215,839
Amcor PLC	1,258,764	15,117,756
Archer-Daniels-Midland Co.	615,730	41,617,191
Avery Dennison Corp.	90,976	19,702,672
Bunge, Ltd.	155,278	14,496,754
CF Industries Holdings, Inc.	236,212	16,719,085
Chevron Corp.	666,572	78,222,224
ConocoPhillips	461,907	33,340,447
Corteva, Inc.	808,220	38,212,642
Darling Ingredients, Inc. (b)	177,943	12,329,670
EOG Resources, Inc.	200,894	17,845,414
Exxon Mobil Corp.	1,459,008	89,276,699
FMC Corp.	141,372	15,535,369
Freeport-McMoRan, Inc.	1,605,109	66,981,199
Halliburton Co.	306,333	7,005,836
Hess Corp.	94,849	7,021,671
Ingredion, Inc.	73,611	7,113,767
International Paper Co.	429,158	20,161,843
Marathon Petroleum Corp.	219,555	14,049,324
Mosaic Co.	406,703	15,979,361
Newmont Corp. (c)	477,279	29,600,844
Newmont Corp. (c)	396,587	24,627,546
Nucor Corp.	321,228	36,668,176
Occidental Petroleum Corp.	305,193	8,847,545
Packaging Corp. of America	104,264	14,195,544
Phillips 66	150,648	10,915,954
Pioneer Natural Resources Co.	78,050	14,195,734
Schlumberger NV	481,062	14,407,807
Scotts Miracle-Gro Co.	44,759	7,206,199
Sealed Air Corp.	164,556	11,102,593
Sylvamo Corp. (b)	41,468	1,156,543
Valero Energy Corp.	140,660	10,564,973
Westrock Co.	293,191	13,005,953
Weyerhaeuser Co. REIT	825,473	33,992,978
		766,433,152
ZAMBIA — 0.6%
First Quantum Minerals, Ltd.	603,213	14,455,336
TOTAL COMMON STOCKS (Cost $2,077,854,383)		2,318,198,494

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	4,827,977	$4,828,459
State Street Navigator Securities Lending Portfolio II (g) (h)	31,229,140	31,229,140
TOTAL SHORT-TERM INVESTMENTS (Cost $36,057,599)		36,057,599
TOTAL INVESTMENTS — 100.9% (Cost $2,113,911,982)		2,354,256,093
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(20,831,857)
NET ASSETS — 100.0%		$2,333,424,236
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

At December 31,2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P Toronto Stock Exchange 60 Index (Long)	8	03/17/2022	$2,028,808	$2,049,440	$16,334
E-mini S&P 500 Energy Sector Index (long)	93	03/18/2022	5,315,880	5,369,820	53,940
FTSE 100 Index Future (Long)	29	03/18/2022	2,094,815	2,123,960	39,475
CME E-Mini Materials Select Sector Index (Long)	32	03/18/2022	2,970,560	3,063,360	92,800
SPI 200 Index (Long)	12	03/17/2022	2,186,050	2,204,100	13,123
Total unrealized appreciation/depreciation on open futures contracts.					$215,672

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,317,962,330	$236,164	$—	$2,318,198,494
Short-Term Investments	36,057,599	—	—	36,057,599
TOTAL INVESTMENTS	$2,354,019,929	$236,164	$—	$2,354,256,093
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	215,672	—	—	215,672
TOTAL OTHER FINANCIAL INSTRUMENTS:	$215,672	$—	$—	$215,672
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,354,235,601	$236,164	$—	$2,354,471,765
Industry Breakdown as of December 31, 2021

% of Net Assets
Metals & Mining	33.9%
Oil, Gas & Consumable Fuels	31.7
Chemicals	11.6
Containers & Packaging	7.8
Paper & Forest Products	7.6
Food Products	4.4
Equity Real Estate Investment Trusts (REITs)	1.5
Energy Equipment & Services	0.9
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,937,796	$1,938,183	$67,551,969	$64,660,537	$(1,156)	$—	4,827,977	$4,828,459	$1,463
State Street Navigator Securities Lending Portfolio II	21,489,098	21,489,098	179,044,235	169,304,193	—	—	31,229,140	31,229,140	29,504
Total		$23,427,281	$246,596,204	$233,964,730	$(1,156)	$—		$36,057,599	$30,967
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 3.2%
Wheaton Precious Metals Corp.	374,345	$16,086,329
CANADA — 38.4%
Agnico Eagle Mines, Ltd.	224,862	11,960,953
Barrick Gold Corp.	1,192,958	22,713,565
Cameco Corp.	222,345	4,854,748
Canadian Natural Resources, Ltd.	483,508	20,459,567
Cenovus Energy, Inc.	612,742	7,523,753
Franco-Nevada Corp.	146,774	20,327,470
Imperial Oil, Ltd. (a)	100,031	3,612,725
Ivanhoe Mines, Ltd. Class A (b)	432,405	3,532,771
Kinross Gold Corp.	1,124,449	6,534,027
Kirkland Lake Gold, Ltd.	220,480	9,252,777
Nutrien, Ltd.	434,792	32,727,723
Pan American Silver Corp.	198,124	4,950,159
Suncor Energy, Inc.	676,065	16,939,760
Teck Resources, Ltd. Class B	441,535	12,734,133
Tourmaline Oil Corp.	126,881	4,102,300
West Fraser Timber Co., Ltd.	121,267	11,585,719
		193,812,150
CHILE — 0.8%
Lundin Mining Corp.	543,178	4,248,584
UNITED STATES — 55.0%
Archer-Daniels-Midland Co.	425,204	28,739,538
Chevron Corp.	343,710	40,334,369
ConocoPhillips	362,619	26,173,839
Corteva, Inc.	603,764	28,545,962
EOG Resources, Inc.	232,774	20,677,314
Exxon Mobil Corp.	633,745	38,778,857
Freeport-McMoRan, Inc.	725,072	30,257,255
Security Description	Shares	Value
Hess Corp.	154,738	$11,455,254
Newmont Corp.	377,542	23,415,155
Occidental Petroleum Corp.	406,696	11,790,117
Pioneer Natural Resources Co.	94,352	17,160,742
		277,328,402
ZAMBIA — 2.3%
First Quantum Minerals, Ltd.	494,084	11,840,179
TOTAL COMMON STOCKS (Cost $450,938,235)		503,315,644

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d) (Cost $892,823)	892,734	892,823
TOTAL INVESTMENTS — 99.9% (Cost $451,831,058)		504,208,467
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		358,737
NET ASSETS — 100.0%		$504,567,204
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$503,315,644	$—	$—	$503,315,644
Short-Term Investment	892,823	—	—	892,823
TOTAL INVESTMENTS	$504,208,467	$—	$—	$504,208,467
Industry Breakdown as of December 31, 2021

% of Net Assets
Oil, Gas & Consumable Fuels	44.4%
Metals & Mining	35.2
Chemicals	12.1
Food Products	5.7
Paper & Forest Products	2.3
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

% of Net Assets
TOTAL	100.0%%
The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	753,475	$753,625	$10,437,191	$10,297,987	$(6)	$—	892,734	$892,823	$94
State Street Navigator Securities Lending Portfolio II	—	—	70,339,404	70,339,404	—	—	—	—	7,100
Total		$753,625	$80,776,595	$80,637,391	$(6)	$—		$892,823	$7,194
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 4.9%
Afterpay, Ltd. (a)	14,328	$864,730
Aristocrat Leisure, Ltd.	26,152	828,432
Australia & New Zealand Banking Group, Ltd.	225,155	4,503,359
BHP Group PLC	150,507	4,483,774
BHP Group, Ltd. (b)	230,887	6,966,456
Brambles, Ltd.	189,193	1,462,186
Cochlear, Ltd.	726	114,076
Coles Group, Ltd.	98,166	1,280,406
Commonwealth Bank of Australia	139,561	10,248,252
CSL, Ltd.	33,991	7,184,610
Endeavour Group, Ltd.	123,526	605,317
Evolution Mining, Ltd.	72,687	214,559
Fortescue Metals Group, Ltd.	133,612	1,866,110
Glencore PLC (a)	871,168	4,424,236
Goodman Group REIT	87,239	1,680,819
Insurance Australia Group, Ltd.	287,904	891,706
LendLease Corp., Ltd. Stapled Security	100,327	779,758
Macquarie Group, Ltd.	34,017	5,079,966
Medibank Pvt, Ltd.	228,412	556,324
National Australia Bank, Ltd.	224,458	4,706,463
Newcrest Mining, Ltd.	61,562	1,095,692
Northern Star Resources, Ltd.	48,463	331,562
Origin Energy, Ltd.	232,538	885,910
QBE Insurance Group, Ltd.	91,985	759,062
Rio Tinto PLC	84,926	5,627,171
Rio Tinto, Ltd.	29,966	2,181,075
Santos, Ltd.	189,136	867,697
Scentre Group REIT	220,557	506,725
Sonic Healthcare, Ltd.	80,180	2,718,290
South32, Ltd. (c)	168,979	496,656
South32, Ltd. (c)	302,139	880,877
Suncorp Group, Ltd.	190,086	1,529,897
Sydney Airport Stapled Security (a)	92,826	585,806
Telstra Corp., Ltd.	333,474	1,013,451
Transurban Group Stapled Security	219,001	2,200,485
Vicinity Centres REIT	483,228	593,749
Wesfarmers, Ltd. (a)	98,166	4,232,336
Westpac Banking Corp.	281,141	4,364,017
WiseTech Global, Ltd.	6,599	281,055
Woodside Petroleum, Ltd.	80,409	1,282,058
Woolworths Group, Ltd.	123,526	3,413,663
		94,588,773
AUSTRIA — 0.2%
Erste Group Bank AG	43,815	2,060,322
OMV AG	24,438	1,388,155
Raiffeisen Bank International AG	29,424	865,970
Security Description	Shares	Value
Verbund AG	767	$86,263
		4,400,710
BELGIUM — 0.5%
Ageas SA/NV	23,855	1,235,676
Anheuser-Busch InBev SA/NV (a)	55,601	3,361,909
KBC Group NV	24,027	2,061,831
Solvay SA (b)	11,421	1,327,369
UCB SA	15,709	1,792,680
Umicore SA	4,562	185,468
		9,964,933
BRAZIL — 1.2%
Ambev SA ADR	488,003	1,366,408
Americanas SA	40,460	229,394
B3 SA - Brasil Bolsa Balcao	501,242	1,002,484
Banco Bradesco SA ADR	553,411	1,892,666
Banco do Brasil SA	69,254	358,703
Banco Inter SA	26,723	137,069
BB Seguridade Participacoes SA	60,125	223,985
Bradespar SA Preference Shares	804	3,607
BRF SA (a)	46,704	188,828
Centrais Eletricas Brasileiras SA	9,773	58,621
Cia Energetica de Minas Gerais ADR	228,344	554,876
Cia Siderurgica Nacional SA ADR (b)	150,752	669,339
Cosan SA	85,014	331,051
Energisa SA	4,517	35,982
Equatorial Energia SA	41,157	167,066
Gerdau SA ADR	112,818	555,065
Itau Unibanco Holding SA Preference Shares ADR	468,945	1,758,544
Klabin SA (a)	15,501	71,410
Localiza Rent a Car SA	23,235	221,087
Lojas Renner SA	157,289	690,151
Magazine Luiza SA	367,604	476,499
Natura & Co. Holding SA (a)	71,531	326,577
Notre Dame Intermedica Participacoes SA	28,213	305,683
Petroleo Brasileiro SA Preference Shares ADR	283,226	2,863,415
Raia Drogasil SA	167,086	728,939
Rumo SA (a)	15,910	50,729
Suzano SA	47,749	515,295
Vale SA ADR	261,492	3,666,118
Vale SA	10,622	148,670
Via S/A (a)	73,841	69,599
WEG SA	100,376	594,327
Wheaton Precious Metals Corp.	33,963	1,459,456
Yara International ASA	21,220	1,070,830
		22,792,473

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
CANADA — 7.4%
Agnico Eagle Mines, Ltd.	15,044	$800,227
Algonquin Power & Utilities Corp. (b)	6,007	86,884
Alimentation Couche-Tard, Inc.	49,350	2,070,657
Ballard Power Systems, Inc. (a)(b)	7,568	95,203
Bank of Montreal	60,549	6,528,257
Bank of Nova Scotia	92,087	6,528,434
Barrick Gold Corp.	138,314	2,633,457
BlackBerry, Ltd. (a)(b)	49,275	461,094
Brookfield Asset Management, Inc. Class A	107,301	6,489,113
CAE, Inc. (a)	41,066	1,037,419
Cameco Corp.	40,895	892,914
Canadian Apartment Properties REIT	2,743	130,206
Canadian Imperial Bank of Commerce (b)	36,364	4,244,842
Canadian National Railway Co.	59,718	7,345,907
Canadian Natural Resources, Ltd.	98,231	4,156,630
Canadian Pacific Railway, Ltd. (b)	64,911	4,675,298
Canadian Tire Corp., Ltd. Class A	11,268	1,618,546
Canopy Growth Corp. (a)(b)	13,989	122,265
Cenovus Energy, Inc.	91,650	1,125,354
CGI, Inc. (a)	12,758	1,129,701
Constellation Software, Inc.	1,489	2,766,571
Dollarama, Inc.	19,973	1,001,061
Enbridge, Inc.	111,949	4,379,052
Fairfax Financial Holdings, Ltd.	1,331	655,664
FirstService Corp.	1,936	381,023
Franco-Nevada Corp.	14,016	1,941,146
George Weston, Ltd.	5,540	643,230
GFL Environmental, Inc. (b)	1,864	70,582
Gildan Activewear, Inc.	30,567	1,297,794
IGM Financial, Inc.	21,071	761,001
Imperial Oil, Ltd.	41,724	1,506,906
Intact Financial Corp.	448	58,315
Kinross Gold Corp.	125,137	727,155
Kirkland Lake Gold, Ltd.	15,898	667,184
Lightspeed Commerce, Inc. (a)	6,538	264,387
Loblaw Cos., Ltd.	41,352	3,392,884
Magna International, Inc.	17,939	1,453,554
Manulife Financial Corp.	145,425	2,775,756
National Bank of Canada (b)	44,476	3,395,690
Nutrien, Ltd.	57,092	4,297,437
Nuvei Corp. (a)(d)	3,418	221,887
Onex Corp.	7,244	569,358
Open Text Corp.	21,071	1,001,546
Security Description	Shares	Value
Pan American Silver Corp. (b)	11,732	$293,126
Parkland Corp. (b)	1,882	51,805
Pembina Pipeline Corp.	3,072	93,316
Restaurant Brands International, Inc.	17,937	1,089,156
Ritchie Bros Auctioneers, Inc.	256	15,689
Rogers Communications, Inc. Class B	49,271	2,349,359
Royal Bank of Canada	116,329	12,363,669
Shaw Communications, Inc. Class B	54,474	1,655,589
Shopify, Inc. Class A (a)	7,732	10,661,241
Sun Life Financial, Inc.	58,675	3,270,638
Suncor Energy, Inc.	123,854	3,103,336
TC Energy Corp.	63,509	2,957,871
Teck Resources, Ltd. Class B	44,297	1,277,552
TELUS Corp. (b)	76,518	1,804,593
Thomson Reuters Corp.	28,526	3,416,164
Toronto-Dominion Bank	148,862	11,429,076
		142,233,771
CHILE — 0.1%
Enel Americas SA ADR (b)	112,147	610,080
Enel Chile SA ADR	245,684	444,688
Sociedad Quimica y Minera de Chile SA ADR	14,306	721,451
		1,776,219
CHINA — 9.5%
360 DigiTech, Inc. ADR	7,398	169,636
3SBio, Inc. (a)(d)	251,500	209,683
51job, Inc. ADR (a)	2,773	135,683
AAC Technologies Holdings, Inc. (b)	95,000	375,306
Addsino Co., Ltd. Class A	2,200	5,778
Agile Group Holdings, Ltd. (b)	130,000	70,533
Agora, Inc. ADR (a)	4,013	65,051
Agricultural Bank of China, Ltd. Class H	2,314,000	795,444
Air China, Ltd. Class H (b)	216,000	150,718
Airtac International Group (a)	17,789	655,828
Akeso, Inc. (a)(d)	32,000	139,553
Alibaba Group Holding, Ltd. ADR (a)	5,208	618,658
Alibaba Group Holding, Ltd. (a)	997,100	15,206,597
Alibaba Health Information Technology, Ltd. (a)(b)	378,000	319,513
A-Living Smart City Services Co., Ltd. (d)	25,750	43,928
Aluminum Corp. of China, Ltd. Class A (a)	96,000	91,938
Anhui Conch Cement Co., Ltd. Class H	33,500	167,365
Anhui Gujing Distillery Co., Ltd. Class B	10,800	153,765

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Anhui Honglu Steel Construction Group Co., Ltd. Class A	6,500	$54,727
ANTA Sports Products, Ltd.	70,600	1,058,597
Asymchem Laboratories Tianjin Co., Ltd. Class A (a)	8,300	567,774
Autobio Diagnostics Co., Ltd. Class A	9,490	82,169
Autohome, Inc. ADR	6,309	185,989
AviChina Industry & Technology Co., Ltd. Class H (a)	628,000	434,170
Baidu, Inc. ADR (a)	21,228	3,158,514
Baidu, Inc. Class A (a)	2,950	54,714
Bank of Chengdu Co., Ltd. Class A	73,000	137,756
Bank of China, Ltd. Class H	6,348,436	2,288,150
Bank of Communications Co., Ltd. Class H	1,264,710	764,053
BeiGene, Ltd. ADR (a)	3,187	863,454
Beijing BDStar Navigation Co., Ltd. Class A (a)	5,300	32,713
Beijing Enterprises Water Group, Ltd.	408,000	158,568
Beijing Shunxin Agriculture Co., Ltd. Class A	26,800	160,908
Beijing Sinnet Technology Co., Ltd. Class A	75,100	175,260
Beijing Tiantan Biological Products Corp., Ltd. Class A	90,848	413,734
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	4,400	124,159
Bilibili, Inc. ADR (a)(b)	11,643	540,235
BOC Hong Kong Holdings, Ltd.	185,500	607,920
BYD Co., Ltd. Class A	7,200	303,577
BYD Co., Ltd. Class H	47,500	1,624,296
BYD Electronic International Co., Ltd. (b)	42,000	153,804
CanSino Biologics, Inc. Class A (a)	458	21,575
CanSino Biologics, Inc. Class H (a)(b)(d)	5,200	120,190
CGN Power Co., Ltd. Class H (d)	137,400	41,768
Changchun High & New Technology Industry Group, Inc. Class A	1,200	51,215
Chengxin Lithium Group Co., Ltd. Class A (a)	6,200	56,501
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	56,000	131,215
China Baoan Group Co., Ltd. Class A	28,100	63,765
China CITIC Bank Corp., Ltd. Class H	611,000	264,892
Security Description	Shares	Value
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(e)	448,000	$—
China Conch Venture Holdings, Ltd.	42,500	207,695
China Construction Bank Corp. Class H	5,225,720	3,619,523
China Eastern Airlines Corp., Ltd. Class A (a)	175,000	142,002
China Everbright Bank Co., Ltd. Class H	36,000	12,745
China Everbright Environment Group, Ltd.	189,628	152,261
China Evergrande Group (b)	230,000	46,907
China Feihe, Ltd. (a)(d)	136,000	182,466
China Galaxy Securities Co., Ltd. Class H	210,500	120,960
China Gas Holdings, Ltd.	89,200	185,349
China Greatwall Technology Group Co., Ltd. Class A	74,600	166,115
China Hongqiao Group, Ltd. (a)	6,500	6,862
China Jinmao Holdings Group, Ltd.	254,000	78,517
China Life Insurance Co., Ltd. Class H	639,000	1,058,949
China Literature, Ltd. (a)(b)(d)	25,400	159,640
China Longyuan Power Group Corp., Ltd. Class H	215,000	501,905
China Medical System Holdings, Ltd.	34,000	56,781
China Meidong Auto Holdings, Ltd.	72,000	371,253
China Mengniu Dairy Co., Ltd.	437,000	2,477,509
China Merchants Bank Co., Ltd. Class H	476,014	3,696,965
China Merchants Port Holdings Co., Ltd.	461,129	839,890
China Minmetals Rare Earth Co., Ltd. Class A	11,100	68,111
China Minsheng Banking Corp., Ltd. Class H (b)	378,200	144,560
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	21,500	154,850
China Oilfield Services, Ltd. Class H (a)	378,000	331,149
China Overseas Land & Investment, Ltd.	354,000	838,198
China Overseas Property Holdings, Ltd.	195,000	206,848
China Pacific Insurance Group Co., Ltd. Class H	209,200	567,523
China Petroleum & Chemical Corp. Class H	2,573,800	1,198,375

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China Railway Group, Ltd. Class H	246,000	$130,000
China Resources Beer Holdings Co., Ltd.	205,670	1,684,393
China Resources Gas Group, Ltd.	20,000	113,002
China Resources Land, Ltd.	132,000	555,340
China Resources Mixc Lifestyle Services, Ltd. (d)	47,400	221,001
China Resources Power Holdings Co., Ltd.	88,000	294,601
China Shenhua Energy Co., Ltd. Class H	210,500	493,560
China Southern Airlines Co., Ltd. Class A (a)	108,800	116,516
China Southern Airlines Co., Ltd. Class H (b)	220,000	131,780
China Suntien Green Energy Corp., Ltd. Class H	206,000	160,651
China Taiping Insurance Holdings Co., Ltd.	151,200	207,514
China Tourism Group Duty Free Corp., Ltd. Class A	6,000	207,022
China Traditional Chinese Medicine Holdings Co., Ltd.	410,000	271,885
China TransInfo Technology Co., Ltd. Class A	57,100	134,241
China Vanke Co., Ltd. Class H	75,600	175,902
China Yangtze Power Co., Ltd. Class A	126,000	449,784
China Yuhua Education Corp., Ltd. (d)	104,000	37,218
Chinasoft International, Ltd. (a)	182,000	237,179
Chindata Group Holdings, Ltd. ADR (a)(b)	11,792	77,709
Chongqing Brewery Co., Ltd. Class A	25,055	596,209
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,800	94,052
CIFI Holdings Group Co., Ltd.	396,099	238,280
CITIC Securities Co., Ltd. Class H	111,500	291,039
CITIC, Ltd.	426,000	420,738
Contemporary Amperex Technology Co., Ltd. Class A	7,800	721,240
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	67,120	197,274
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	129,149	250,469
COSCO SHIPPING Ports, Ltd. (a)	559,259	485,639
Country Garden Holdings Co., Ltd. (a)(b)	526,248	467,098
Security Description	Shares	Value
Country Garden Services Holdings Co., Ltd.	110,000	$658,902
CSPC Pharmaceutical Group, Ltd. (a)	722,800	785,259
Daan Gene Co., Ltd. Class A	2,720	8,580
Dada Nexus, Ltd. ADR (a)	5,443	71,630
Daqo New Energy Corp. ADR (a)	4,228	170,473
DaShenLin Pharmaceutical Group Co., Ltd. Class A	3,240	21,455
Dongyue Group, Ltd.	104,000	162,210
Ecovacs Robotics Co., Ltd. Class A	3,600	85,456
ENN Energy Holdings, Ltd.	50,300	947,121
ESR Cayman, Ltd. (a)(d)	123,400	417,068
Eve Energy Co., Ltd. Class A	5,600	104,073
Flat Glass Group Co., Ltd. Class H (b)	30,000	152,380
Foshan Haitian Flavouring & Food Co., Ltd. Class A	5,800	95,869
Fosun International, Ltd.	95,000	102,478
Fu Jian Anjoy Foods Co., Ltd. Class A	5,300	142,338
Futu Holdings, Ltd. ADR (a)(b)	3,240	140,292
Ganfeng Lithium Co., Ltd. Class A	7,100	159,495
Ganfeng Lithium Co., Ltd. Class H (d)	12,200	192,006
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	311,791
GDS Holdings, Ltd. ADR (a)	7,450	351,342
Geely Automobile Holdings, Ltd.	568,000	1,551,813
Genscript Biotech Corp. (a)	152,000	672,627
GF Securities Co., Ltd. Class H	151,600	288,955
Giant Network Group Co., Ltd. Class A	228,580	430,269
Ginlong Technologies Co., Ltd. Class A	1,100	40,054
GoerTek, Inc. Class A (a)	98,600	838,845
GOME Retail Holdings, Ltd. (a)(b)	1,674,000	141,713
Great Wall Motor Co., Ltd. Class H (a)	282,500	971,102
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,000	114,225
Guangzhou Automobile Group Co., Ltd. Class H	179,600	177,151
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	31,100	544,674
Guangzhou Tinci Materials Technology Co., Ltd. Class A	8,500	153,250
Haidilao International Holding, Ltd. (b)(d)	84,000	189,628

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Haier Smart Home Co., Ltd. Class H	197,200	$833,439
Haitong Securities Co., Ltd. Class H	167,200	148,192
Hangzhou First Applied Material Co., Ltd. Class A	3,600	73,907
Hangzhou Silan Microelectronics Co., Ltd. Class A	14,300	121,883
Hangzhou Tigermed Consulting Co., Ltd. Class A	18,800	377,830
Hello Group, Inc. ADR	16,460	147,811
Hengan International Group Co., Ltd.	64,000	329,592
HengTen Networks Group, Ltd. (a)(b)	220,000	83,245
Hopson Development Holdings, Ltd. (b)	42,210	88,033
Hoshine Silicon Industry Co., Ltd. Class A	2,200	45,657
Hua Hong Semiconductor, Ltd. (d)	28,000	154,432
Huadian Power International Corp., Ltd. Class A	75,900	63,856
Hualan Biological Engineering, Inc. Class A	60,720	278,246
Huaneng Power International, Inc. Class H	1,008,000	673,612
Huatai Securities Co., Ltd. Class H (d)	163,800	272,709
Huaxi Securities Co., Ltd. Class A	14,400	22,305
Huazhu Group, Ltd. ADR (a)	13,635	509,131
Humanwell Healthcare Group Co., Ltd. Class A	1,800	6,375
Hygeia Healthcare Holdings Co., Ltd. (b)(d)	21,200	132,699
Iflytek Co., Ltd. Class A	10,000	82,575
I-Mab ADR (a)	3,212	152,217
Industrial & Commercial Bank of China, Ltd. Class H	5,470,045	3,087,131
Ingenic Semiconductor Co., Ltd. Class A	3,600	75,860
Innovent Biologics, Inc. (a)(d)	84,500	522,956
Intco Medical Technology Co., Ltd. Class A	6,750	61,396
iQIYI, Inc. ADR (a)	30,615	139,604
JA Solar Technology Co., Ltd. Class A	11,200	163,270
Jafron Biomedical Co., Ltd. Class A	29,180	244,580
JD Health International, Inc. (a)(b)(d)	23,400	184,438
JD.com, Inc. ADR (a)	58,299	4,085,011
Jiangsu Expressway Co., Ltd. Class H	14,000	14,348
Security Description	Shares	Value
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,800	$23,154
Jiangsu King's Luck Brewery JSC, Ltd. Class A	24,200	207,025
Jiangxi Zhengbang Technology Co., Ltd. Class A	28,200	42,839
Jinke Properties Group Co., Ltd. Class A	764,100	538,314
Jinxin Fertility Group, Ltd. (a)(b)(d)	68,000	75,969
JiuGui Liquor Co., Ltd. Class A	2,900	96,909
Jiumaojiu International Holdings, Ltd. (b)(d)	96,000	168,695
Joinn Laboratories China Co., Ltd. Class A	3,500	63,532
Jointown Pharmaceutical Group Co., Ltd. Class A	137,700	318,750
JOYY, Inc. ADR (a)	5,466	248,320
Kanzhun, Ltd. ADR (a)	5,005	174,574
KE Holdings, Inc. ADR (a)	25,401	511,068
Kingdee International Software Group Co., Ltd. (a)	251,000	772,674
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	5,268	82,971
Kingsoft Corp., Ltd.	137,000	601,856
Kuaishou Technology (a)(d)	31,400	290,185
Kuang-Chi Technologies Co., Ltd. Class A (a)	2,200	8,307
Kweichow Moutai Co., Ltd. Class A	5,245	1,690,858
Lenovo Group, Ltd.	504,000	579,229
Lens Technology Co., Ltd. Class A	1,700	6,143
Li Auto, Inc. ADR (a)	36,159	1,160,704
Li Ning Co., Ltd.	147,000	1,609,283
Lingyi iTech Guangdong Co. Class A (a)	105,100	121,643
Logan Group Co., Ltd.	44,000	33,636
Longfor Group Holdings, Ltd. (d)	62,500	294,210
LONGi Green Energy Technology Co., Ltd. Class A	19,080	258,639
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A (a)	1,100	30,879
Luxshare Precision Industry Co., Ltd. Class A	60,718	469,775
Luzhou Laojiao Co., Ltd. Class A (a)	1,800	71,861
Mango Excellent Media Co., Ltd. Class A	5,700	51,290
Maxscend Microelectronics Co., Ltd. Class A (a)	1,200	61,670
Meituan Class B (a)(d)	281,400	8,135,598

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Microport Scientific Corp. (b)	57,241	$208,515
Ming Yuan Cloud Group Holdings, Ltd. (b)	33,000	75,174
Muyuan Foods Co., Ltd. Class A	30,562	256,452
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	49,375	326,110
NAURA Technology Group Co., Ltd. Class A	11,700	638,481
NetEase, Inc. ADR	278	28,295
NetEase, Inc.	137,385	2,775,437
New China Life Insurance Co., Ltd. Class H	80,300	214,750
New Hope Liuhe Co., Ltd. Class A	55,000	131,553
New Oriental Education & Technology Group, Inc. ADR (a)	111,020	233,142
NIO, Inc. ADR (a)	94,329	2,988,343
Noah Holdings, Ltd. ADR (a)	4,870	149,460
Ovctek China, Inc. Class A (a)	54,069	487,799
Perfect World Co., Ltd. Class A	40,250	128,553
PetroChina Co., Ltd. Class H	1,512,000	672,965
Pharmaron Beijing Co., Ltd. Class A	3,900	86,641
Pharmaron Beijing Co., Ltd. Class H (d)	7,100	109,556
PICC Property & Casualty Co., Ltd. Class H	697,415	569,826
Pinduoduo, Inc. ADR (a)	30,208	1,761,126
Ping An Healthcare & Technology Co., Ltd. (a)(b)(d)	36,800	133,817
Ping An Insurance Group Co. of China, Ltd. Class H	378,500	2,726,008
Prosus NV (a)	81,196	6,789,471
Raytron Technology Co., Ltd. Class A	5,023	62,062
RLX Technology, Inc. ADR (a)(b)	45,240	176,436
Sangfor Technologies, Inc. Class A	2,900	87,104
Seazen Group, Ltd.	254,000	171,694
SF Holding Co., Ltd. Class A	1,300	14,090
SG Micro Corp. Class A	900	43,733
Shandong Gold Mining Co., Ltd. Class A	52,041	154,019
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	282,400	352,443
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	8,540	80,350
Security Description	Shares	Value
Shanghai Baosight Software Co., Ltd. Class A	45,960	$439,649
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	6,600	50,794
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	22,000	96,931
Shanghai Jinjiang International Hotels Co., Ltd. Class A	17,213	158,621
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	496,089	451,937
Shanghai M&G Stationery, Inc. Class A	18,800	190,718
Shanghai Medicilon, Inc. Class A	1,276	97,438
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	34,700	65,783
Shanghai RAAS Blood Products Co., Ltd. Class A	128,700	138,029
Shanxi Meijin Energy Co., Ltd. Class A	199,400	508,922
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	19,200	953,441
Shenghe Resources Holding Co., Ltd. Class A	13,400	41,344
Shengyi Technology Co., Ltd. Class A (a)	50,200	185,910
Shennan Circuits Co., Ltd. Class A	8,680	166,282
Shenzhen Capchem Technology Co., Ltd. Class A	3,200	56,864
Shenzhen Energy Group Co., Ltd. Class A	282,940	360,402
Shenzhen Goodix Technology Co., Ltd. Class A	2,900	49,148
Shenzhen Kangtai Biological Products Co., Ltd. Class A	19,551	302,963
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (a)	2,900	173,661
Shenzhen MTC Co., Ltd. Class A (a)	41,600	31,793
Shenzhen SC New Energy Technology Corp. Class A	4,700	84,480
Shenzhen Senior Technology Material Co., Ltd. Class A	7,700	44,475
Shenzhou International Group Holdings, Ltd.	41,500	797,923
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	9,100	28,048
Sichuan Chuantou Energy Co., Ltd. Class A	120,918	237,689
Silergy Corp. (a)	5,000	908,122

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sinopharm Group Co., Ltd. Class H	76,000	$165,330
Skshu Paint Co., Ltd. Class A	4,900	107,223
Smoore International Holdings, Ltd. (b)(d)	110,000	560,843
StarPower Semiconductor, Ltd. Class A (a)	900	53,923
Sun Art Retail Group, Ltd. (a)(b)	251,500	100,970
Sunac China Holdings, Ltd. (a)	188,300	284,516
Sunac Services Holdings, Ltd. (d)	81,000	82,597
Sungrow Power Supply Co., Ltd. Class A	5,100	116,933
Sunny Optical Technology Group Co., Ltd. (a)	59,800	1,891,497
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	3,600	45,856
TAL Education Group ADR (a)	29,626	116,430
Tencent Holdings, Ltd.	415,900	24,368,370
Tencent Music Entertainment Group ADR (a)	41,033	281,076
Thunder Software Technology Co., Ltd. Class A	4,600	100,130
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	10,800	73,539
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	12,400	81,412
Tingyi Cayman Islands Holding Corp.	382,000	784,942
Tongcheng Travel Holdings, Ltd. (a)	137,600	254,857
Tongwei Co., Ltd. Class A	10,100	71,409
Topchoice Medical Corp. Class A (a)	500	15,647
TravelSky Technology, Ltd. Class H	56,000	94,240
Trip.com Group, Ltd. ADR (a)	34,824	857,367
Tsingtao Brewery Co., Ltd. Class H	60,000	561,805
Venus MedTech Hangzhou, Inc. Class H (a)(b)(d)	21,500	81,628
Vipshop Holdings, Ltd. ADR (a)	44,860	376,824
Vnet Group, Inc. ADR (a)	9,189	82,977
Walvax Biotechnology Co., Ltd. Class A	64,998	574,439
Want Want China Holdings, Ltd.	191,000	175,411
Weibo Corp. ADR (a)	7,133	220,980
Weimob, Inc. (a)(d)	171,000	173,055
Wens Foodstuffs Group Co., Ltd. Class A	18,780	56,880
Security Description	Shares	Value
Wharf Holdings, Ltd.	12,000	$36,864
Will Semiconductor Co., Ltd. Shanghai Class A	6,000	293,223
Winning Health Technology Group Co., Ltd. Class A	91,840	242,055
Wuhan Guide Infrared Co., Ltd. Class A	91,532	348,478
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	24,600	104,527
Wuliangye Yibin Co., Ltd. Class A	18,800	658,276
WuXi AppTec Co., Ltd. Class A	24,602	458,764
WuXi AppTec Co., Ltd. Class H (d)	5,100	88,311
Wuxi Biologics Cayman, Inc. (a)(d)	251,500	2,985,560
Wuxi Shangji Automation Co., Ltd. Class A	2,100	55,143
Xiaomi Corp. Class B (a)(d)	956,000	2,317,561
Xinyi Solar Holdings, Ltd.	286,961	486,593
XPeng, Inc. ADR (a)	26,640	1,340,791
Yadea Group Holdings, Ltd. (d)	92,000	179,367
Yankuang Energy Group Co., Ltd. Class H (b)	380,000	755,487
Yantai Eddie Precision Machinery Co., Ltd. Class A	12,180	61,139
Yealink Network Technology Corp., Ltd. Class A	23,150	296,517
Yifeng Pharmacy Chain Co., Ltd. Class A	3,822	33,123
Yihai International Holding, Ltd. (b)	21,000	97,104
Yonyou Network Technology Co., Ltd. Class A	21,130	119,223
Youngor Group Co., Ltd. Class A	104,760	113,507
Yum China Holdings, Inc.	27,903	1,390,686
Yunda Holding Co., Ltd. Class A	11,570	37,226
Yunnan Energy New Material Co., Ltd. Class A	3,400	133,882
Zai Lab, Ltd. ADR (a)	5,441	341,967
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,800	65,918
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	8,100	88,527
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,700	114,437
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	6,000	48,319

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(d)	34,900	$121,313
Zhongsheng Group Holdings, Ltd.	24,500	191,065
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	83,500	483,566
Zijin Mining Group Co., Ltd. Class H	990,000	1,178,405
ZTE Corp. Class H (a)	72,600	198,814
ZTO Express Cayman, Inc. ADR	17,601	496,700
		182,328,323
COLOMBIA — 0.1%
Bancolombia SA ADR	37,507	1,184,846
DENMARK — 1.8%
Ambu A/S Class B	12,408	328,211
AP Moller - Maersk A/S Class B	856	3,069,180
Chr. Hansen Holding A/S	2,233	175,970
Coloplast A/S Class B	5,076	893,311
Danske Bank A/S	66,841	1,154,343
DSV A/S	22,127	5,167,844
Genmab A/S (a)	5,698	2,291,310
GN Store Nord A/S	2,968	186,650
Novo Nordisk A/S Class B	138,600	15,576,010
Novozymes A/S Class B	15,510	1,273,953
Orsted A/S (d)	8,083	1,032,212
Pandora A/S	9,365	1,167,573
Vestas Wind Systems A/S	87,880	2,687,359
		35,003,926
EGYPT — 0.1%
Commercial International Bank Egypt SAE (a)	324,457	1,094,397
Fawry for Banking & Payment Technology Services SAE (a)	105,218	85,795
		1,180,192
FINLAND — 0.8%
Elisa Oyj	11,239	691,707
Fortum Oyj	12,403	380,685
Kone Oyj Class B	33,293	2,386,744
Neste Oyj	30,095	1,483,954
Nokia Oyj (a)(c)	223,555	1,417,060
Nokia Oyj (a)(c)	118,445	749,581
Nordea Bank Abp (c)	231,248	2,822,325
Nordea Bank Abp (c)	3,559	43,654
Sampo Oyj Class A	35,167	1,762,043
Stora Enso Oyj Class R	74,146	1,360,906
UPM-Kymmene Oyj	64,233	2,444,111
Wartsila OYJ Abp	34,970	491,531
		16,034,301
Security Description	Shares	Value
FRANCE — 6.8%
Accor SA (a)	26,485	$856,878
Adevinta ASA (a)	15,101	200,872
Air Liquide SA	42,912	7,481,942
Airbus SE (a)	42,663	5,451,297
Alstom SA	29,456	1,045,787
AXA SA	135,989	4,049,423
BioMerieux	718	101,982
BNP Paribas SA	79,962	5,525,984
Bouygues SA	25,535	914,419
Capgemini SE	16,593	4,066,389
Carrefour SA	74,936	1,372,423
Cie de Saint-Gobain	38,147	2,683,968
Cie Generale des Etablissements Michelin SCA	12,882	2,111,712
Credit Agricole SA	90,856	1,296,684
Danone SA	52,838	3,280,169
Dassault Systemes SE	48,378	2,877,858
Edenred	13,373	616,979
Electricite de France SA	7,335	86,166
Engie SA	99,038	1,465,715
EssilorLuxottica SA	22,403	4,770,255
Faurecia SE (c)	1,076	51,184
Faurecia SE (c)	1,452	67,832
Hermes International	1,087	1,898,705
Kering SA	6,534	5,252,594
Klepierre SA REIT (a)	11,153	264,445
La Francaise des Jeux SAEM (d)	389	17,226
Legrand SA	21,187	2,479,257
L'Oreal SA	20,632	9,782,775
LVMH Moet Hennessy Louis Vuitton SE	20,878	17,260,766
Orange SA	183,793	1,967,405
Pernod Ricard SA	19,543	4,700,438
Publicis Groupe SA	29,230	1,967,829
Renault SA (a)	7,279	252,842
Safran SA	23,964	2,933,935
Sanofi	86,786	8,742,227
Sartorius Stedim Biotech	1,077	590,826
Societe Generale SA	41,955	1,441,117
Sodexo SA	13,357	1,170,509
Teleperformance	1,609	717,264
TotalEnergies SE	183,331	9,304,639
Ubisoft Entertainment SA (a)	1,377	67,444
Unibail-Rodamco-Westfield CDI (a)	53,764	186,455
Unibail-Rodamco-Westfield REIT (a)(c)	6,321	442,939
Valeo	18,111	547,437
Veolia Environnement SA	53,916	1,977,966
Vinci SA	43,016	4,544,951
Vivendi SE	98,946	1,337,879
Worldline SA (a)(d)	8,651	482,156
		130,707,944

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
GERMANY — 5.6%
adidas AG	15,655	$4,507,685
Allianz SE	34,214	8,079,278
BASF SE	71,392	5,015,731
Bayer AG	75,577	4,039,469
Bayerische Motoren Werke AG	27,270	2,744,202
Commerzbank AG (a)	56,902	432,838
Continental AG (a)	7,401	783,652
Covestro AG (d)	13,181	812,427
Daimler AG	65,344	5,022,557
Daimler Truck Holding AG (a)	32,353	1,188,008
Deutsche Bank AG (a)	139,871	1,752,537
Deutsche Boerse AG	20,972	3,508,240
Deutsche Lufthansa AG (a)	57,859	406,627
Deutsche Post AG	95,784	6,158,650
Deutsche Telekom AG	285,482	5,291,796
E.ON SE	182,413	2,529,109
Fresenius Medical Care AG & Co. KGaA	21,401	1,390,628
Fresenius SE & Co. KGaA	31,987	1,287,696
HelloFresh SE (a)	11,870	911,693
Henkel AG & Co. KGaA Preference Shares	8,081	653,756
Infineon Technologies AG	61,628	2,856,597
Merck KGaA	16,918	4,367,286
MTU Aero Engines AG	1,528	311,733
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,351	4,251,348
Porsche Automobil Holding SE Preference Shares	11,685	1,108,766
Puma SE	6,458	789,484
RWE AG	47,057	1,911,492
SAP SE	82,439	11,709,326
Sartorius AG Preference Shares	1,960	1,326,648
Scout24 SE (d)	1,735	121,184
Siemens AG	63,094	10,954,863
Siemens Energy AG (a)	32,733	837,167
Siemens Healthineers AG (d)	20,702	1,549,555
Symrise AG	9,824	1,455,692
United Internet AG	6,360	252,707
Volkswagen AG	4,682	1,375,817
Volkswagen AG Preference Shares	10,486	2,116,391
Vonovia SE	38,609	2,129,448
Zalando SE (a)(d)	7,716	624,227
		106,566,310
GREECE — 0.1%
Hellenic Telecommunications Organization SA (a)	2,869	53,034
JUMBO SA	31,381	449,649
OPAP SA	52,176	739,902
		1,242,585
Security Description	Shares	Value
HONG KONG — 1.7%
AIA Group, Ltd.	894,200	$9,015,061
Alibaba Pictures Group, Ltd. (a)	920,000	83,783
China Huishan Dairy Holdings Co., Ltd. (a)(b)(e)	1,418,000	—
China Youzan, Ltd. (a)(b)	1,264,000	87,549
CK Asset Holdings, Ltd.	125,832	793,279
CLP Holdings, Ltd.	114,000	1,151,508
Hang Lung Properties, Ltd.	426,000	876,446
Hang Seng Bank, Ltd.	61,600	1,127,499
Henderson Land Development Co., Ltd.	263,317	1,121,317
Hong Kong & China Gas Co., Ltd.	851,057	1,325,222
Hong Kong Exchanges & Clearing, Ltd.	102,940	6,012,965
Huabao International Holdings, Ltd. (b)	46,000	84,963
Jardine Matheson Holdings, Ltd.	3,800	209,038
Link REIT	313,752	2,762,730
Melco Resorts & Entertainment, Ltd. ADR (a)	13,676	139,222
New World Development Co., Ltd.	196,601	777,951
Sino Biopharmaceutical, Ltd.	1,445,500	1,012,330
Sun Hung Kai Properties, Ltd.	130,685	1,585,727
Swire Pacific, Ltd. Class A	95,006	540,451
Techtronic Industries Co., Ltd.	139,500	2,777,010
Vinda International Holdings, Ltd. (b)	10,000	24,371
WH Group, Ltd. (d)	295,205	185,159
Wharf Real Estate Investment Co., Ltd.	12,000	60,952
		31,754,533
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	89,221	693,730
OTP Bank Nyrt	26,211	1,342,500
		2,036,230
INDIA — 3.6%
ACC, Ltd.	15,174	452,297
Adani Enterprises, Ltd.	20,248	465,631
Adani Green Energy, Ltd. (a)	33,922	607,040
Adani Ports & Special Economic Zone, Ltd.	56,713	557,169
Adani Total Gas, Ltd.	20,999	486,390
Adani Transmission, Ltd. (a)	23,861	558,796
Ambuja Cements, Ltd.	146,235	742,628
Apollo Hospitals Enterprise, Ltd. (a)	7,533	508,046
Asian Paints, Ltd.	20,407	928,705

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Aurobindo Pharma, Ltd.	32,850	$324,520
Avenue Supermarts, Ltd. (a)(d)	7,715	484,831
Axis Bank, Ltd. (a)	161,028	1,469,894
Bajaj Auto, Ltd.	6,690	292,423
Bajaj Finance, Ltd.	12,419	1,165,673
Bajaj Finserv, Ltd.	3,327	734,283
Balkrishna Industries, Ltd.	5,284	165,154
Bandhan Bank, Ltd. (d)	58,377	198,450
Bharat Electronics, Ltd.	138,118	390,094
Bharat Forge, Ltd.	12,283	115,311
Bharat Petroleum Corp., Ltd. (a)	52,237	270,863
Bharti Airtel, Ltd. (a)	159,593	1,468,067
Biocon, Ltd. (a)	28,571	140,154
Cholamandalam Investment & Finance Co., Ltd.	55,060	385,457
Cipla, Ltd.	20,770	263,789
Dabur India, Ltd.	69,051	538,813
Divi's Laboratories, Ltd.	8,910	560,737
DLF, Ltd.	84,251	442,531
Dr Reddy's Laboratories, Ltd. ADR	21,050	1,376,881
Eicher Motors, Ltd. (a)	11,222	391,283
Godrej Consumer Products, Ltd.	44,716	582,503
HCL Technologies, Ltd.	91,588	1,625,246
HDFC Life Insurance Co., Ltd. (d)	68,651	599,877
Hero MotoCorp, Ltd.	1,873	62,036
Hindalco Industries, Ltd.	125,875	805,265
Hindustan Petroleum Corp., Ltd.	64,228	252,598
Hindustan Unilever, Ltd.	84,780	2,691,757
Housing Development Finance Corp., Ltd.	88,710	3,086,594
ICICI Bank, Ltd. ADR	173,762	3,438,750
ICICI Lombard General Insurance Co., Ltd. (d)	24,424	460,400
Indian Oil Corp., Ltd.	61,711	92,564
Indraprastha Gas, Ltd.	15,278	96,680
Indus Towers, Ltd.	78,400	261,876
Info Edge India, Ltd.	9,305	698,066
Infosys, Ltd. ADR	317,531	8,036,710
ITC, Ltd.	213,988	627,695
JSW Steel, Ltd.	61,713	544,566
Jubilant Foodworks, Ltd.	12,438	600,871
Kotak Mahindra Bank, Ltd.	35,730	863,309
Larsen & Toubro Infotech, Ltd. (d)	7,095	699,806
Lupin, Ltd.	26,084	333,613
Mahindra & Mahindra, Ltd. GDR	57,914	657,324
Marico, Ltd. (a)	108,805	750,365
Maruti Suzuki India, Ltd.	5,071	506,615
Mindtree, Ltd.	4,860	312,512
Security Description	Shares	Value
Motherson Sumi Systems, Ltd.	75,961	$228,183
Muthoot Finance, Ltd.	17,527	352,647
Nestle India, Ltd.	4,737	1,255,735
Petronet LNG, Ltd.	34,987	101,851
PI Industries, Ltd.	6,911	282,090
Piramal Enterprises, Ltd.	8,797	312,883
Power Grid Corp. of India, Ltd.	134,935	371,029
Reliance Industries, Ltd. GDR (a)(d)	119,964	7,671,698
SBI Life Insurance Co., Ltd. (d)	39,092	628,958
Shree Cement, Ltd.	2,286	829,929
Shriram Transport Finance Co., Ltd.	34,775	569,325
State Bank of India	126,035	780,686
Sun Pharmaceutical Industries, Ltd.	63,938	727,408
Tata Consultancy Services, Ltd.	58,290	2,931,412
Tata Consumer Products, Ltd.	38,367	383,718
Tata Motors, Ltd. ADR (a)(b)	42,617	1,367,580
Tata Power Co., Ltd. (a)	83,903	249,387
Tata Steel, Ltd.	44,652	667,627
Tech Mahindra, Ltd.	46,966	1,131,287
Torrent Pharmaceuticals, Ltd.	1,217	53,674
Trent, Ltd.	13,123	188,012
UltraTech Cement, Ltd.	7,657	781,922
United Spirits, Ltd. (a)	58,958	712,431
UPL, Ltd. (a)	48,971	492,176
Vedanta, Ltd.	48,581	222,986
Wipro, Ltd.	97,305	936,390
Yes Bank, Ltd. (a)	901,362	166,120
		69,570,652
INDONESIA — 0.4%
Adaro Energy Tbk PT	421,400	66,525
Astra International Tbk PT	2,151,300	860,369
Bank Central Asia Tbk PT	3,689,000	1,889,472
Bank Mandiri Persero Tbk PT	1,753,100	864,096
Bank Rakyat Indonesia Persero Tbk PT	6,407,776	1,847,813
Barito Pacific Tbk PT	593,600	35,610
Charoen Pokphand Indonesia Tbk PT	1,324,200	552,814
Gudang Garam Tbk PT	105,800	227,152
Indah Kiat Pulp & Paper Tbk PT (a)	170,800	93,774
Merdeka Copper Gold Tbk PT (a)	511,900	139,715
Telkom Indonesia Persero Tbk PT (a)	5,338,700	1,513,303
United Tractors Tbk PT	55,600	86,409
		8,177,052

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.5%
CRH PLC	77,722	$4,111,691
Flutter Entertainment PLC (a)	9,725	1,537,238
Kerry Group PLC Class A	18,529	2,386,311
Kingspan Group PLC	1,892	225,916
Smurfit Kappa Group PLC	19,306	1,063,489
		9,324,645
ISRAEL — 0.5%
Bank Hapoalim BM	236,036	2,434,377
Bank Leumi Le-Israel BM	260,090	2,795,274
Check Point Software Technologies, Ltd. (a)	6,763	788,295
Isracard, Ltd.	0	2
Nice, Ltd. (a)	8,741	2,672,796
Teva Pharmaceutical Industries, Ltd. ADR (a)	80,300	643,203
Wix.com, Ltd. (a)	3,635	573,567
		9,907,514
ITALY — 1.1%
Assicurazioni Generali SpA (b)	99,632	2,110,807
Atlantia SpA (a)	55,628	1,104,206
DiaSorin SpA	682	129,869
Enel SpA	568,801	4,557,637
Eni SpA	196,011	2,723,883
Ferrari NV	13,166	3,406,215
FinecoBank Banca Fineco SpA	1,508	26,469
Intesa Sanpaolo SpA	1,026,125	2,653,551
Mediobanca Banca di Credito Finanziario SpA	68,163	783,676
Snam SpA	193,193	1,164,405
Telecom Italia SpA	685,687	338,573
UniCredit SpA	131,545	2,026,087
		21,025,378
JAPAN — 14.2%
Advantest Corp.	5,400	511,137
Aeon Co., Ltd.	63,600	1,496,178
AGC, Inc.	26,000	1,239,547
Aisin Corp.	23,100	884,642
Ajinomoto Co., Inc.	25,200	765,268
Asahi Group Holdings, Ltd.	51,400	1,996,992
Asahi Intecc Co., Ltd.	4,200	90,124
Asahi Kasei Corp.	150,300	1,410,918
Astellas Pharma, Inc.	192,500	3,126,840
Bandai Namco Holdings, Inc.	4,300	335,845
Bridgestone Corp. (b)	60,600	2,604,398
Canon, Inc. (b)	84,100	2,045,626
Capcom Co., Ltd.	6,800	159,910
Central Japan Railway Co.	9,200	1,225,948
Chiba Bank, Ltd.	183,600	1,050,692
Chubu Electric Power Co., Inc.	84,300	887,253
Chugai Pharmaceutical Co., Ltd.	34,700	1,125,479
Security Description	Shares	Value
Concordia Financial Group, Ltd.	212,700	$772,078
CyberAgent, Inc.	11,800	196,129
Dai-ichi Life Holdings, Inc.	61,200	1,235,905
Daiichi Sankyo Co., Ltd.	133,400	3,388,433
Daikin Industries, Ltd.	19,400	4,395,345
Daiwa House REIT Investment Corp.	64	193,687
Daiwa Securities Group, Inc.	205,100	1,155,385
Denso Corp.	41,500	3,434,098
Dentsu Group, Inc. (b)	2,200	78,329
East Japan Railway Co.	26,200	1,609,245
Eisai Co., Ltd.	20,400	1,156,983
ENEOS HoldingS, Inc.	331,408	1,238,373
FANUC Corp.	18,000	3,810,864
Fast Retailing Co., Ltd.	4,100	2,325,309
FUJIFILM Holdings Corp.	37,600	2,783,879
Fujitsu, Ltd.	20,400	3,495,220
GLP J-Reit	258	445,627
GMO Payment Gateway, Inc.	1,500	186,922
Hitachi, Ltd.	76,900	4,160,366
Honda Motor Co., Ltd.	117,700	3,301,385
Hoya Corp.	33,700	5,007,225
Idemitsu Kosan Co., Ltd.	12,500	318,809
Inpex Corp.	83,700	728,300
ITOCHU Corp.	124,700	3,809,601
Japan Exchange Group, Inc.	36,100	789,369
Japan Metropolitan Fund Invest REIT	1,296	1,115,311
Japan Real Estate Investment Corp. REIT	243	1,377,960
Japan Tobacco, Inc. (b)	84,400	1,702,219
JFE Holdings, Inc.	44,900	571,997
JSR Corp.	43,700	1,660,262
Kajima Corp.	93,800	1,076,026
Kakaku.com, Inc. (b)	2,700	71,981
Kansai Electric Power Co., Inc.	107,200	999,807
Kao Corp.	41,600	2,174,377
KDDI Corp.	128,200	3,742,854
Keyence Corp.	10,400	6,527,828
Kintetsu Group Holdings Co., Ltd. (a)	32,800	915,740
Kirin Holdings Co., Ltd.	12,700	203,698
Komatsu, Ltd.	85,200	1,992,846
Kose Corp.	2,200	249,316
Kubota Corp.	115,800	2,567,803
Kyocera Corp.	42,700	2,664,972
Lasertec Corp.	3,900	1,195,180
Lixil Corp.	43,000	1,144,501
M3, Inc.	30,300	1,524,275
Makita Corp.	32,800	1,390,842
Marubeni Corp.	196,100	1,906,421
Mazda Motor Corp.	19,400	149,095
McDonald's Holdings Co. Japan, Ltd.	2,400	106,083
MEIJI Holdings Co., Ltd.	3,200	190,630

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Mercari, Inc. (a)	3,800	$193,374
Mitsubishi Chemical Holdings Corp.	167,400	1,238,546
Mitsubishi Corp.	121,500	3,853,224
Mitsubishi Electric Corp.	194,100	2,458,381
Mitsubishi Estate Co., Ltd.	138,518	1,917,997
Mitsubishi Heavy Industries, Ltd.	33,000	761,990
Mitsubishi UFJ Financial Group, Inc.	822,900	4,465,548
Mitsui & Co., Ltd.	139,800	3,306,372
Mitsui Chemicals, Inc.	34,900	936,486
Mitsui Fudosan Co., Ltd.	26,300	520,382
Mizuho Financial Group, Inc.	123,680	1,571,307
MonotaRO Co., Ltd.	8,400	151,215
MS&AD Insurance Group Holdings, Inc.	64,000	1,972,437
Murata Manufacturing Co., Ltd.	57,500	4,572,337
NEC Corp.	22,300	1,028,292
Nexon Co., Ltd.	27,500	531,110
Nidec Corp.	37,300	4,379,280
Nihon M&A Center Holdings, Inc.	8,200	200,879
Nintendo Co., Ltd.	7,900	3,680,561
Nippon Building Fund, Inc. REIT	38	221,093
Nippon Paint Holdings Co., Ltd.	30,600	333,224
Nippon Prologis REIT, Inc. (a)	190	671,530
Nippon Steel Corp.	69,600	1,135,371
Nippon Telegraph & Telephone Corp.	117,000	3,200,469
Nippon Yusen KK	19,400	1,475,785
Nissan Motor Co., Ltd. (a)	202,200	975,926
Nitori Holdings Co., Ltd.	4,100	613,282
Nitto Denko Corp.	20,300	1,567,166
Nomura Holdings, Inc.	235,900	1,027,754
Nomura Real Estate Master Fund, Inc. REIT (a)	79	111,000
Nomura Research Institute, Ltd.	4,500	192,849
NTT Data Corp.	107,800	2,308,496
Obayashi Corp.	153,000	1,182,493
Obic Co., Ltd.	2,200	412,661
Olympus Corp.	59,500	1,368,983
Ono Pharmaceutical Co., Ltd.	25,400	629,954
Oriental Land Co., Ltd.	9,400	1,583,197
ORIX Corp.	129,800	2,646,047
Orix JREIT, Inc.	48	74,946
Osaka Gas Co., Ltd.	76,900	1,269,479
Otsuka Holdings Co., Ltd.	19,400	702,346
Panasonic Corp.	213,900	2,349,733
Rakuten Group, Inc.	58,600	587,247
Recruit Holdings Co., Ltd.	73,800	4,468,183
Renesas Electronics Corp. (a)	34,000	420,147
Security Description	Shares	Value
Resona Holdings, Inc.	64,000	$248,653
Rohm Co., Ltd.	19,400	1,763,866
Ryohin Keikaku Co., Ltd.	19,500	297,017
SBI Holdings, Inc.	20,600	560,818
Secom Co., Ltd.	20,400	1,414,740
Seven & i Holdings Co., Ltd.	64,800	2,845,111
SG Holdings Co., Ltd.	11,800	275,953
Sharp Corp.	40,300	462,301
Shimano, Inc.	2,300	612,375
Shin-Etsu Chemical Co., Ltd.	30,900	5,345,213
Shionogi & Co., Ltd.	19,400	1,368,807
Shiseido Co., Ltd.	23,500	1,308,923
Shizuoka Bank, Ltd. (b)	167,100	1,192,794
SMC Corp.	4,200	2,829,908
Softbank Corp.	8,500	107,362
SoftBank Group Corp.	87,800	4,143,157
Sompo Holdings, Inc.	37,700	1,590,763
Sony Group Corp.	96,300	12,104,924
Subaru Corp.	24,100	430,495
Sumitomo Chemical Co., Ltd.	212,700	1,001,115
Sumitomo Corp.	107,700	1,590,412
Sumitomo Electric Industries, Ltd.	84,400	1,099,021
Sumitomo Mitsui Financial Group, Inc.	68,300	2,338,647
Sumitomo Mitsui Trust Holdings, Inc.	20,300	677,460
Suzuki Motor Corp.	19,500	749,993
Sysmex Corp.	11,600	1,566,411
T&D Holdings, Inc.	43,400	554,772
Takeda Pharmaceutical Co., Ltd.	121,999	3,323,441
TDK Corp.	56,200	2,191,290
Terumo Corp.	73,800	3,114,654
Tokio Marine Holdings, Inc.	62,400	3,463,686
Tokyo Electric Power Co. Holdings, Inc. (a)	148,300	382,485
Tokyo Electron, Ltd.	10,400	5,985,949
Tokyo Gas Co., Ltd.	67,300	1,205,094
Tokyu Corp.	101,400	1,345,484
TOPPAN, INC.	68,800	1,288,114
Toray Industries, Inc.	212,700	1,259,336
Toshiba Corp.	34,200	1,404,767
Toyota Motor Corp.	749,500	13,703,897
Toyota Tsusho Corp.	34,500	1,587,860
Unicharm Corp.	9,500	412,405
Welcia Holdings Co., Ltd.	1,400	43,646
West Japan Railway Co.	20,100	839,573
Yakult Honsha Co., Ltd.	3,400	177,153
Yamaha Corp.	27,800	1,368,816
Yamaha Motor Co., Ltd. (b)	40,600	972,736
Z Holdings Corp.	280,100	1,623,366
ZOZO, Inc.	10,800	336,694
		271,976,223

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC (a)	24,451	$76,447
Boubyan Bank KSCP (a)	389,155	1,017,146
Kuwait Finance House KSCP (a)	54,886	151,084
Mabanee Co. KPSC	189,493	497,165
Mobile Telecommunications Co. KSCP	181,130	356,567
		2,098,409
LUXEMBOURG — 0.1%
ArcelorMittal SA	33,987	1,087,805
Eurofins Scientific SE	4,228	523,119
		1,610,924
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	189,000	979,388
Sands China, Ltd. (a)	247,200	575,805
		1,555,193
MALAYSIA — 0.3%
AMMB Holdings Bhd	240,400	182,926
CIMB Group Holdings Bhd	544,370	712,150
Dialog Group Bhd	1,007,300	633,492
Fraser & Neave Holdings Bhd	5,000	29,693
Genting Bhd	216,400	242,580
Genting Malaysia Bhd	631,900	436,839
Hartalega Holdings Bhd	162,300	223,231
Hong Leong Financial Group Bhd	43,239	179,972
Malaysia Airports Holdings Bhd (a)	216,100	310,196
Nestle Malaysia Bhd	12,300	396,222
Petronas Chemicals Group Bhd	19,400	41,538
Petronas Dagangan Bhd	3,800	18,790
PPB Group Bhd (a)	156,940	644,185
Press Metal Aluminium Holdings Bhd	252,700	350,601
Public Bank Bhd	594,500	593,644
QL Resources Bhd	38,400	42,124
RHB Bank Bhd	139,209	179,441
Tenaga Nasional Bhd	183,900	412,296
Top Glove Corp. Bhd	408,100	253,715
Westports Holdings Bhd	355,700	345,796
		6,229,431
MEXICO — 0.6%
America Movil SAB de CV Series L	3,070,397	3,254,186
Cemex SAB de CV Series CPO (a)	1,792,919	1,225,650
Fomento Economico Mexicano SAB de CV	223,945	1,743,412
Grupo Financiero Banorte SAB de CV Series O	283,394	1,842,026
Security Description	Shares	Value
Grupo Mexico SAB de CV Class B	250,641	$1,093,561
Grupo Televisa SAB Series CPO	315,351	594,028
Industrias Penoles SAB de CV	18,012	207,325
Kimberly-Clark de Mexico SAB de CV Class A	351,807	533,083
Wal-Mart de Mexico SAB de CV	333,666	1,240,589
		11,733,860
NETHERLANDS — 3.8%
Adyen NV (a)(d)	1,510	3,969,242
Akzo Nobel NV	21,535	2,363,246
Argenx SE (a)	1,706	611,702
ASM International NV	1,410	623,262
ASML Holding NV	32,238	25,908,361
Heineken NV	27,176	3,055,223
ING Groep NV	263,142	3,663,357
Koninklijke Ahold Delhaize NV	107,676	3,690,004
Koninklijke DSM NV	20,926	4,711,814
Koninklijke KPN NV	512,771	1,591,926
Koninklijke Philips NV	91,729	3,417,855
Royal Dutch Shell PLC Class A	269,560	5,921,282
Royal Dutch Shell PLC Class B	295,980	6,504,042
Universal Music Group NV	96,021	2,705,853
Wolters Kluwer NV	39,453	4,648,111
		73,385,280
NEW ZEALAND — 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	29,803	668,456
Meridian Energy, Ltd.	251,994	836,759
Spark New Zealand, Ltd.	193,974	600,276
Xero, Ltd. (a)	6,816	700,916
		2,806,407
NORWAY — 0.4%
DNB Bank ASA	113,015	2,588,824
Equinor ASA	97,710	2,613,859
Norsk Hydro ASA	162,639	1,282,182
Telenor ASA	83,060	1,305,480
		7,790,345
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (a)(b)	20,870	152,769
Credicorp, Ltd.	8,059	983,762
		1,136,531
PHILIPPINES — 0.2%
AC Energy Corp.	442,000	95,348
Ayala Land, Inc.	512,800	369,069
BDO Unibank, Inc.	43,047	101,893
Globe Telecom, Inc.	2,610	170,033

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
GT Capital Holdings, Inc.	8,188	$86,709
JG Summit Holdings, Inc.	242,171	251,705
Jollibee Foods Corp.	99,940	424,122
Metro Pacific Investments Corp.	3,437,500	262,906
PLDT, Inc. ADR (b)	17,592	628,386
SM Prime Holdings, Inc.	618,400	411,115
Universal Robina Corp.	58,610	147,121
		2,948,407
POLAND — 0.1%
Allegro.eu SA (a)(d)	16,450	158,606
CD Projekt SA (a)	7,417	354,987
LPP SA	48	204,843
Orange Polska SA (a)	102,584	215,074
Polski Koncern Naftowy ORLEN SA (a)	19,796	365,134
Powszechna Kasa Oszczednosci Bank Polski SA (a)	53,552	596,986
Santander Bank Polska SA	4,032	348,638
		2,244,268
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	196,367	1,079,027
Jeronimo Martins SGPS SA	22,968	524,996
		1,604,023
QATAR — 0.1%
Commercial Bank PQSC	314,629	583,200
Qatar Electricity & Water Co. QSC	116,722	532,158
Qatar National Bank QPSC	271,626	1,506,215
		2,621,573
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	32,396	215,161
RUSSIA — 1.0%
Coca-Cola HBC AG (a)	13,809	477,877
Gazprom PJSC ADR (b)	471,490	4,356,568
LUKOIL PJSC ADR	44,561	4,001,578
Magnit PJSC GDR	16,239	243,585
MMC Norilsk Nickel PJSC ADR (b)	45,503	1,395,577
Mobile TeleSystems PJSC ADR	100,152	796,208
Novatek PJSC GDR	6,921	1,620,898
Sberbank of Russia PJSC ADR	134,291	2,155,370
Surgutneftegas PJSC ADR	139,649	734,554
Tatneft PJSC ADR	38,413	1,594,524
TCS Group Holding PLC GDR	7,745	653,058
Yandex NV Class A (a)	8,198	495,979
		18,525,776
Security Description	Shares	Value
SAUDI ARABIA — 0.9%
Abdullah Al Othaim Markets Co.	15,547	$448,057
Advanced Petrochemical Co.	22,570	423,218
Al Rajhi Bank	64,320	2,429,303
Alinma Bank	13,409	85,574
Arab National Bank	32,843	199,976
Bank AlBilad (a)	70,261	867,408
Bank Al-Jazira	14,312	73,573
Banque Saudi Fransi	26,385	332,062
Bupa Arabia for Cooperative Insurance Co.	17,111	598,867
Co. for Cooperative Insurance	20,280	418,629
Dar Al Arkan Real Estate Development Co. (a)	80,432	215,520
Delivery Hero SE (a)(d)	8,771	977,489
Dr Sulaiman Al Habib Medical Services Group Co.	9,193	395,203
Emaar Economic City (a)	584,338	1,858,352
Etihad Etisalat Co.	61,139	507,266
Jarir Marketing Co.	26,836	1,406,703
Mobile Telecommunications Co. (a)	49,437	158,540
Rabigh Refining & Petrochemical Co. (a)	35,587	196,210
Riyad Bank (a)	80,965	584,421
SABIC Agri-Nutrients Co.	10,077	474,003
Sahara International Petrochemical Co.	17,857	199,764
Saudi Arabian Mining Co. (a)	26,068	545,051
Saudi British Bank	27,315	240,090
Saudi Cement Co.	33,915	495,030
Saudi Electricity Co. (a)	85,850	548,339
Saudi Industrial Investment Group	16,408	136,136
Saudi Kayan Petrochemical Co. (a)	15,139	68,630
Saudi National Bank	113,475	1,946,460
Saudi Telecom Co. (a)	21,341	638,911
Savola Group	20,792	176,940
		17,645,725
SINGAPORE — 0.9%
Ascendas Real Estate Investment Trust	91,300	199,781
CapitaLand Integrated Commercial Trust REIT	156,640	237,025
Capitaland Investment, Ltd. (a)	447,856	1,132,803
DBS Group Holdings, Ltd.	206,168	4,994,583
Mapletree Logistics Trust REIT	188,082	265,071
Singapore Exchange, Ltd.	252,000	1,738,382
Singapore Telecommunications, Ltd.	909,900	1,565,826
STMicroelectronics NV	46,416	2,289,254
United Overseas Bank, Ltd.	216,629	4,322,457

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Venture Corp., Ltd.	5,700	$77,415
		16,822,597
SOUTH AFRICA — 1.0%
Anglo American Platinum, Ltd.	6,332	720,789
Anglo American PLC	102,928	4,204,631
Aspen Pharmacare Holdings, Ltd. (a)	37,107	521,823
Bid Corp., Ltd.	24,876	508,789
Bidvest Group, Ltd.	30,267	359,278
Capitec Bank Holdings, Ltd.	7,989	1,021,050
Discovery, Ltd. (a)(b)	81,548	733,574
Exxaro Resources, Ltd.	22,404	214,593
FirstRand, Ltd. (a)	384,091	1,463,204
Gold Fields, Ltd.	81,816	892,697
Harmony Gold Mining Co., Ltd.	26,464	110,432
Impala Platinum Holdings, Ltd.	46,651	657,674
Mr. Price Group, Ltd.	33,519	418,988
MTN Group, Ltd.	134,593	1,439,622
MultiChoice Group, Ltd. (a)	35,390	270,592
Naspers, Ltd. Class N (a)	13,085	2,026,699
Nedbank Group, Ltd.	19,984	219,148
Old Mutual, Ltd.	245,292	202,498
Rand Merchant Investment Holdings, Ltd. (a)	39,060	110,548
Remgro, Ltd.	41,489	340,932
Sanlam, Ltd.	243,538	905,790
Sasol, Ltd. (a)	33,906	550,229
Sibanye Stillwater, Ltd.	162,658	500,408
Standard Bank Group, Ltd.	119,321	1,046,750
Woolworths Holdings, Ltd.	66,504	216,096
		19,656,834
SOUTH KOREA — 3.7%
Alteogen, Inc. (a)	1,763	112,268
Amorepacific Corp.	670	94,124
AMOREPACIFIC Group	556	20,743
BGF retail Co., Ltd.	915	111,994
Celltrion Healthcare Co., Ltd.	3,710	250,298
Celltrion Pharm, Inc. (a)	1,559	163,146
Celltrion, Inc. (a)	8,566	1,426,766
CJ CheilJedang Corp.	2,444	796,677
CJ Corp. (a)	882	61,879
Coway Co., Ltd.	3,671	229,756
Doosan Heavy Industries & Construction Co., Ltd. (a)	12,826	220,106
Ecopro BM Co., Ltd.	411	173,147
E-MART, Inc.	3,211	407,875
Hana Financial Group, Inc.	27,921	987,658
Hanmi Pharm Co., Ltd.	537	124,679
Hanwha Solutions Corp. (a)	3,369	100,609
HLB, Inc. (a)	7,900	231,268
HMM Co., Ltd. (a)	12,537	283,697
Hotel Shilla Co., Ltd.	3,965	260,164
Security Description	Shares	Value
Hyundai Engineering & Construction Co., Ltd.	3,331	$124,554
Hyundai Heavy Industries Holdings Co., Ltd.	4,848	219,001
Hyundai Mobis Co., Ltd.	4,494	962,122
Hyundai Motor Co.	12,390	2,178,347
Hyundai Steel Co.	7,684	265,021
Kakao Corp.	20,679	1,957,003
KB Financial Group, Inc.	35,251	1,630,961
Kia Corp.	23,122	1,598,846
Korea Aerospace Industries, Ltd.	5,315	145,087
Korea Electric Power Corp. ADR	51,606	471,679
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	5,441	432,992
Korea Zinc Co., Ltd.	2,468	1,060,903
Krafton, Inc. (a)	1,206	466,675
KT&G Corp.	15,980	1,061,973
L&F Co., Ltd.	1,451	271,464
LG Chem, Ltd.	2,468	1,276,820
LG Chem, Ltd. Preference Shares	675	162,965
LG Electronics, Inc.	12,150	1,410,473
LG Household & Health Care, Ltd.	1,203	1,110,150
Lotte Chemical Corp.	2,163	394,844
NAVER Corp.	12,327	3,924,938
NCSoft Corp.	1,999	1,081,268
Pearl Abyss Corp. (a)	4,507	524,348
POSCO ADR	25,570	1,490,475
Samsung Biologics Co., Ltd. (a)(d)	744	565,158
Samsung C&T Corp.	5,224	522,949
Samsung Electro-Mechanics Co., Ltd.	3,230	536,635
Samsung Electronics Co., Ltd. GDR	14,421	23,780,229
Samsung Electronics Co., Ltd. Preference Shares	31,424	1,882,136
Samsung Fire & Marine Insurance Co., Ltd.	4,976	845,554
Samsung Heavy Industries Co., Ltd. (a)	50,144	239,173
Samsung SDI Co., Ltd.	3,046	1,678,343
Samsung SDS Co., Ltd. (a)	2,051	270,016
Samsung Securities Co., Ltd.	27,120	1,024,343
Seegene, Inc.	2,498	128,183
Shin Poong Pharmaceutical Co., Ltd.	1,805	48,513
Shinhan Financial Group Co., Ltd.	39,499	1,222,766
SK Bioscience Co., Ltd. (a)	1,218	230,536
SK Chemicals Co., Ltd.	835	104,660
SK Hynix, Inc.	40,865	4,503,314
SK Innovation Co., Ltd. (a)	4,544	911,667
SK Square Co., Ltd. (a)	4,360	243,537

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SK Telelcom Co., Ltd. ADR (b)	12,672	$337,970
SK, Inc.	3,672	775,329
		70,130,774
SPAIN — 1.4%
ACS Actividades de Construccion y Servicios SA	24,892	667,200
Aena SME SA (a)(d)	1,079	170,313
Amadeus IT Group SA (a)	26,192	1,776,409
Banco Bilbao Vizcaya Argentaria SA	453,891	2,709,865
Banco Santander SA	1,154,939	3,862,042
CaixaBank SA	91,586	251,422
Cellnex Telecom SA (d)	20,090	1,169,276
Ferrovial SA	52,755	1,653,406
Iberdrola SA	535,679	6,341,502
Industria de Diseno Textil SA	98,952	3,210,429
Naturgy Energy Group SA (b)	31,979	1,041,173
Repsol SA	133,687	1,586,573
Telefonica SA	458,542	2,008,638
		26,448,248
SWEDEN — 2.0%
Assa Abloy AB Class B	111,890	3,413,357
Atlas Copco AB Class B	92,756	5,452,348
Embracer Group AB (a)(b)	21,282	226,857
Epiroc AB Class B	92,756	1,963,952
EQT AB	15,123	823,477
Essity AB Class B	5,861	191,227
Evolution AB (d)	12,090	1,717,519
H & M Hennes & Mauritz AB Class B (b)	78,993	1,553,712
Hexagon AB Class B	5,171	82,044
Husqvarna AB Class B	131,044	2,096,536
Industrivarden AB Class A (b)	2,347	74,761
Kinnevik AB Class B (a)	1,875	66,840
Sandvik AB	104,797	2,923,808
Securitas AB Class B	69,653	958,956
Sinch AB (a)(d)	32,919	418,494
Skandinaviska Enskilda Banken AB Class A	124,627	1,732,336
Skanska AB Class B	69,434	1,796,080
SKF AB Class B	45,670	1,081,994
Svenska Handelsbanken AB Class A	153,044	1,654,201
Swedbank AB Class A	75,910	1,526,777
Swedish Match AB	159,251	1,266,782
Tele2 AB Class B	76,754	1,094,445
Telefonaktiebolaget LM Ericsson Class B	291,986	3,218,220
Telia Co. AB	168,461	658,765
Volvo AB Class B	119,832	2,774,817
		38,768,305
SWITZERLAND — 6.7%
ABB, Ltd.	175,903	6,737,655
Security Description	Shares	Value
Adecco Group AG	17,258	$882,646
Alcon, Inc.	37,177	3,294,376
Cie Financiere Richemont SA	43,655	6,561,546
Credit Suisse Group AG	146,060	1,422,207
Geberit AG	4,676	3,824,349
Givaudan SA	1,248	6,563,591
Holcim, Ltd. (a)	29,685	1,515,282
Julius Baer Group, Ltd.	15,499	1,040,694
Kuehne + Nagel International AG	6,782	2,191,320
Logitech International SA	6,606	557,394
Lonza Group AG	5,540	4,630,702
Nestle SA	223,879	31,313,329
Novartis AG	166,952	14,709,879
Roche Holding AG	53,053	22,073,635
SGS SA	844	2,822,442
Sika AG (b)	9,975	4,162,317
Sonova Holding AG	2,549	1,000,968
Swatch Group AG	4,896	1,499,187
Temenos AG	4,873	674,139
UBS Group AG	310,411	5,593,973
Zurich Insurance Group AG	13,541	5,950,520
		129,022,151
TAIWAN — 4.5%
Accton Technology Corp. (a)	27,000	253,732
Acer, Inc.	442,000	486,460
Advantech Co., Ltd.	36,954	529,593
ASE Technology Holding Co., Ltd.	203,000	781,418
ASMedia Technology, Inc.	2,000	131,565
Asustek Computer, Inc.	36,000	489,247
AU Optronics Corp. ADR (b)	157,595	1,293,855
Catcher Technology Co., Ltd.	43,000	243,232
Cathay Financial Holding Co., Ltd.	261,595	590,945
Chailease Holding Co., Ltd.	88,650	844,301
China Development Financial Holding Corp.	812,743	514,078
China Steel Corp.	719,000	918,663
Chunghwa Telecom Co., Ltd. ADR (b)	76,304	3,220,792
Compal Electronics, Inc. (a)	260,000	227,419
CTBC Financial Holding Co., Ltd. (a)	669,558	628,006
Delta Electronics, Inc.	187,785	1,866,515
E.Sun Financial Holding Co., Ltd.	1,247,021	1,264,284
Eclat Textile Co., Ltd.	18,650	425,350
eMemory Technology, Inc.	5,000	395,778
Evergreen Marine Corp. Taiwan, Ltd.	174,000	896,194
Far EasTone Telecommunications Co., Ltd.	76,000	177,453
Feng TAY Enterprise Co., Ltd.	54,166	453,227
Formosa Plastics Corp.	409,000	1,537,427

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Foxconn Technology Co., Ltd.	24,240	$56,861
Fubon Financial Holding Co., Ltd.	508,320	1,401,844
Giant Manufacturing Co., Ltd.	88,000	1,097,336
Globalwafers Co., Ltd.	28,000	898,688
Hiwin Technologies Corp.	26,866	297,626
Hon Hai Precision Industry Co., Ltd. GDR	667,374	4,931,894
Hotai Motor Co., Ltd.	14,000	310,695
Innolux Corp.	586,000	415,137
Largan Precision Co., Ltd.	7,000	623,667
MediaTek, Inc.	112,000	4,817,291
Mega Financial Holding Co., Ltd.	25,948	33,341
Micro-Star International Co., Ltd. (a)	79,000	458,290
momo.com, Inc.	4,000	234,937
Nan Ya Printed Circuit Board Corp.	21,000	434,163
Novatek Microelectronics Corp.	36,000	701,341
Oneness Biotech Co., Ltd. (a)	15,000	155,872
Pegatron Corp.	48,000	119,883
Pou Chen Corp.	127,000	152,169
President Chain Store Corp.	35,000	345,990
Quanta Computer, Inc.	35,000	119,800
Realtek Semiconductor Corp. (a)	28,000	586,981
Ruentex Development Co., Ltd.	148,916	343,400
Sea, Ltd. ADR (a)	9,081	2,031,510
Taishin Financial Holding Co., Ltd. (a)	1,048,717	718,299
Taiwan High Speed Rail Corp.	112,000	119,825
Taiwan Mobile Co., Ltd.	60,000	216,865
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	320,367	38,543,354
Unimicron Technology Corp.	86,000	718,040
Uni-President Enterprises Corp.	438,000	1,086,016
United Microelectronics Corp. ADR (b)	285,017	3,334,699
Vanguard International Semiconductor Corp.	36,000	205,588
Wan Hai Lines, Ltd. (a)	31,900	228,870
Win Semiconductors Corp.	42,000	568,511
Winbond Electronics Corp.	223,000	274,045
Wiwynn Corp.	6,000	241,804
Yageo Corp.	22,169	384,214
Yang Ming Marine Transport Corp. (a)	104,000	454,838
Zhen Ding Technology Holding, Ltd.	127,000	461,326
		86,294,544
Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
AngloGold Ashanti, Ltd.	38,568	$794,317
THAILAND — 0.4%
Advanced Info Service PCL	25,500	175,573
Airports of Thailand PCL	101,200	184,799
Asset World Corp. PCL (a)	1,521,900	211,394
B Grimm Power PCL (a)	84,500	102,447
Bangkok Expressway & Metro PCL	548,100	138,645
Bumrungrad Hospital PCL	83,700	353,292
Central Pattana PCL	257,500	435,526
CP ALL PCL NVDR	385,000	679,988
Delta Electronics Thailand PCL (a)	31,300	386,038
Electricity Generating PCL	7,700	40,454
Energy Absolute PCL	91,100	261,805
Global Power Synergy PCL Class F	84,200	223,702
Gulf Energy Development PCL	229,720	314,614
Home Product Center PCL	253,300	109,949
Indorama Ventures PCL	155,200	200,940
Land & Houses PCL	103,800	27,344
Minor International PCL	488,209	420,177
Osotspa PCL	138,300	141,798
PTT Global Chemical PCL	7,100	12,487
PTT PCL	1,225,320	1,393,868
Ratch Group PCL	44,100	59,407
Siam Cement PCL (a)	8,300	95,908
Siam Commercial Bank PCL NVDR	124,400	472,947
Sri Trang Gloves Thailand PCL	26,000	23,544
Srisawad Corp. PCL	57,900	107,030
Thai Union Group PCL Class F	299,700	174,948
		6,748,624
TURKEY — 0.1%
Akbank T.A.S.	608,204	329,755
Aselsan Elektronik Sanayi Ve Ticaret A/S	37,156	58,421
BIM Birlesik Magazalar A/S	23,844	110,065
Turkiye Garanti Bankasi A/S	410,924	348,735
Turkiye Is Bankasi A/S Class C (a)	571,091	309,204
		1,156,180
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	149,836	347,967
Abu Dhabi Islamic Bank PJSC	260,518	487,268
Aldar Properties PJSC	524,363	569,610
Dubai Islamic Bank PJSC	68,137	99,802
Emaar Properties PJSC	169,271	225,353

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Emirates NBD Bank PJSC	46,012	$169,740
Emirates Telecommunications Group Co. PJSC	121,999	1,052,904
First Abu Dhabi Bank PJSC	130,781	670,809
		3,623,453
UNITED KINGDOM — 7.8%
3i Group PLC	112,859	2,214,969
Abrdn PLC	243,961	796,013
Admiral Group PLC	567	24,245
Ashtead Group PLC	7,933	638,459
Associated British Foods PLC	12,863	349,840
AstraZeneca PLC	95,501	11,225,109
Auto Trader Group PLC (d)	69,725	698,849
Aviva PLC	310,921	1,728,305
BAE Systems PLC	266,434	1,984,072
Barclays PLC	1,284,354	3,253,040
Barratt Developments PLC	47,955	485,846
Berkeley Group Holdings PLC (a)	3,912	253,009
BP PLC	1,512,175	6,769,187
British American Tobacco PLC	172,045	6,369,776
British Land Co. PLC REIT	231,930	1,668,071
BT Group PLC (b)	605,069	1,389,523
Burberry Group PLC	46,664	1,148,734
CK Hutchison Holdings, Ltd.	151,032	974,425
CNH Industrial NV	72,224	1,402,012
Compass Group PLC	162,296	3,629,258
Diageo PLC	189,738	10,372,143
Entain PLC (a)	33,391	761,161
Experian PLC	81,564	4,012,429
GlaxoSmithKline PLC	367,997	8,007,834
Hargreaves Lansdown PLC	5,409	99,270
HSBC Holdings PLC (a)	1,444,094	8,775,384
Imperial Brands PLC	85,340	1,868,492
InterContinental Hotels Group PLC (a)	13,705	887,485
J Sainsbury PLC	214,448	801,086
Just Eat Takeaway.com NV (a)(d)	7,478	412,188
Kingfisher PLC	66,619	305,255
Land Securities Group PLC REIT	108,041	1,136,154
Legal & General Group PLC	97,268	391,940
Lloyds Banking Group PLC	4,341,001	2,810,482
London Stock Exchange Group PLC	22,971	2,156,136
M&G PLC	147,288	397,991
Melrose Industries PLC	182,606	395,482
National Grid PLC	377,970	5,425,556
Natwest Group PLC	236,397	722,664
Next PLC	16,014	1,767,748
Ocado Group PLC (a)	30,567	694,717
Pearson PLC	96,679	802,966
Persimmon PLC	15,696	607,170
Security Description	Shares	Value
Prudential PLC	147,288	$2,542,554
Reckitt Benckiser Group PLC	50,166	4,309,221
RELX PLC (c)	140,725	4,578,332
RELX PLC (c)	44,496	1,443,136
Rentokil Initial PLC	34,887	275,956
Rolls-Royce Holdings PLC (a)	672,287	1,118,920
Sage Group PLC	194,326	2,244,085
Segro PLC REIT	104,169	2,026,782
Severn Trent PLC	63,113	2,519,196
Smith & Nephew PLC	107,304	1,879,946
Smiths Group PLC	32,106	686,861
SSE PLC	135,742	3,031,782
Standard Chartered PLC	219,379	1,332,366
Taylor Wimpey PLC	190,003	451,648
Tesco PLC	618,616	2,429,027
Unilever PLC	203,089	10,853,041
United Utilities Group PLC	94,179	1,389,137
Vodafone Group PLC	2,129,071	3,237,265
Whitbread PLC (a)	20,725	840,726
WPP PLC	114,701	1,739,219
		149,543,675
UNITED STATES — 1.2%
Bausch Health Cos., Inc. (a)	30,364	839,899
Ferguson PLC	20,167	3,579,656
Inmode, Ltd. (a)	2,240	158,099
James Hardie Industries PLC CDI	77,668	3,122,710
JBS SA	62,460	425,558
Parade Technologies, Ltd.	4,000	305,780
QIAGEN NV (a)	269	14,986
Schneider Electric SE	46,938	9,205,549
Stellantis NV (c)	64,300	1,219,528
Stellantis NV (c)	84,840	1,609,866
Swiss Re AG	28,400	2,813,350
		23,294,981
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	63,549	1,522,882
TOTAL COMMON STOCKS (Cost $1,643,268,866)		1,901,756,411

PREFERRED STOCKS — 0.0%
TAIWAN — 0.0%
China Development Financial Holding Corp. , Preference Shares (a) (Cost: $51,596)	167,665	58,116
RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
Seazen Group, Ltd. (expiring 01/19/22) (a)	12,095	—

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.0% (f)
Doosan Heavy Industries & Construction Co., Ltd. (expiring 02/11/22) (a)	1,631	$6,037
TOTAL RIGHTS (Cost $0)		6,037
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 8/29/25) (a) (Cost: $0)	900	270
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	12,975,848	12,975,848
State Street Navigator Securities Lending Portfolio II (i) (j)	25,762,118	25,762,118
TOTAL SHORT-TERM INVESTMENTS (Cost $38,737,967)		38,737,966
TOTAL INVESTMENTS — 101.3% (Cost $1,682,058,429)		1,940,558,800
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(24,380,004)
NET ASSETS — 100.0%		$1,916,178,796
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,896,160,722	$5,595,689	$0(a)	$1,901,756,411
Preferred Stocks	58,116	—	—	58,116
Rights	—	6,037	—	6,037
Warrants	270	—	—	270
Short-Term Investments	38,737,966	—	—	38,737,966
TOTAL INVESTMENTS	$1,934,957,074	$5,601,726	$0	$1,940,558,800
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2021.
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	18.6%
Information Technology	13.5
Industrials	12.5
Consumer Discretionary	12.3
Health Care	9.5
Consumer Staples	8.7
Materials	8.0
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

% of Net Assets
Communication Services	6.3%
Energy	4.9
Utilities	2.9
Real Estate	2.1
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	806,165	$806,165	$55,811,830	$43,642,147	$—	$—	12,975,848	$12,975,848	$324
State Street Navigator Securities Lending Portfolio II	29,761,465	29,761,465	67,718,511	71,717,858	—	—	25,762,118	25,762,118	6,262
Total		$30,567,630	$123,530,341	$115,360,005	$—	$—		$38,737,966	$6,586
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.0% (a)
Despegar.com Corp. (b)	17	$166
MercadoLibre, Inc. (b)	249	335,752
		335,918
AUSTRALIA — 2.1%
Afterpay, Ltd. (b)	968	58,421
Alumina, Ltd.	213,272	289,186
AMP, Ltd. (b)	56,411	41,424
Australia & New Zealand Banking Group, Ltd.	14,089	281,796
Betmakers Technology Group, Ltd. (b)(c)	76,437	44,459
BHP Group PLC	4,151	123,663
BHP Group, Ltd. (c)	17,507	528,231
Boral, Ltd. (b)	30,203	133,950
BrainChip Holdings, Ltd. (b)(c)	141,625	70,019
Brambles, Ltd.	42,050	324,985
Cettire, Ltd. (b)(c)	6,581	17,034
Chalice Mining, Ltd. (b)	2,438	17,016
Coles Group, Ltd.	19,187	250,261
Commonwealth Bank of Australia	4,638	340,578
Cooper Energy, Ltd. (b)(c)	632	129
CSL, Ltd.	7,279	1,538,548
De Grey Mining, Ltd. (b)(c)	18,108	15,996
Deterra Royalties, Ltd. (c)	7,023	21,956
Dubber Corp., Ltd. (b)	5,607	11,129
EML Payments, Ltd. (b)(c)	11,561	27,150
Endeavour Group, Ltd. (c)	7,258	35,567
Fortescue Metals Group, Ltd.	31,290	437,016
Glencore PLC (b)	33,065	167,921
Iluka Resources, Ltd.	7,023	51,571
Imugene, Ltd. (b)(c)	28,092	8,170
Insurance Australia Group, Ltd.	93,814	290,564
ioneer, Ltd. (b)(c)	13,329	7,753
Kogan.com, Ltd. (b)(c)	4,472	28,677
LendLease Corp., Ltd. Stapled Security	49,628	385,717
Liontown Resources, Ltd. (b)(c)	5,898	7,118
Macquarie Group, Ltd.	8,703	1,299,672
Megaport, Ltd. (b)	8,076	108,978
Mesoblast, Ltd. (b)(c)	5,627	5,768
National Australia Bank, Ltd.	18,686	391,810
Newcrest Mining, Ltd.	9,880	175,846
Novonix, Ltd. (b)(c)	724	4,837
Nuix, Ltd. (b)	7,576	12,118
Origin Energy, Ltd.	31,284	119,184
Orora, Ltd.	2,482	6,316
OZ Minerals, Ltd.	30,676	629,390
Paladin Energy, Ltd. (b)(c)	13,079	8,368
PointsBet Holdings, Ltd. (b)(c)	11,027	56,521
PolyNovo, Ltd. (b)(c)	29,311	32,499
Pro Medicus, Ltd. (c)	2,611	118,532
QBE Insurance Group, Ltd.	14,721	121,478
Security Description	Shares	Value
Redbubble, Ltd. (b)(c)	3,776	$8,977
Rio Tinto PLC	13,324	882,844
Rio Tinto, Ltd.	1,054	76,715
Santos, Ltd.	26,340	120,840
Sayona Mining, Ltd. (b)(c)	174,744	16,516
Scentre Group REIT	43,914	100,891
Shopping Centres Australasia Property Group REIT	561,445	1,212,350
Sonic Healthcare, Ltd.	23,339	791,247
South32, Ltd.	12,853	37,777
Suncorp Group, Ltd.	30,853	248,319
Sydney Airport Stapled Security (b)	3,812	24,057
Telix Pharmaceuticals, Ltd. (b)(c)	7,585	42,739
Temple & Webster Group, Ltd. (b)(c)	1,629	12,744
Transurban Group Stapled Security	43,359	435,664
Vicinity Centres REIT	163,211	200,540
Wesfarmers, Ltd. (b)	19,187	827,230
West African Resources, Ltd. (b)(c)	37,966	36,436
Westpac Banking Corp.	21,635	335,830
Woodside Petroleum, Ltd.	9,944	158,549
Woolworths Group, Ltd.	7,258	200,576
		14,418,163
AUSTRIA — 0.2%
DO & Co. AG (b)(c)	4,398	370,604
OMV AG	8,438	479,305
S&T AG	1,172	19,539
Schoeller-Bleckmann Oilfield Equipment AG (b)	5,493	193,333
		1,062,781
BAHAMAS — 0.0% (a)
OneSpaWorld Holdings, Ltd. (b)	3,441	34,479
BELGIUM — 0.2%
Anheuser-Busch InBev SA/NV (b)	4,897	296,097
Solvay SA (c)	2,843	330,418
UCB SA	7,388	843,104
		1,469,619
BRAZIL — 0.6%
Adecoagro SA (b)	30	230
Ambev SA ADR	63,948	179,054
Anima Holding SA (b)	50,605	76,316
Azul SA Preference Shares (b)	2,000	8,747
Banco Bradesco SA ADR	82,453	281,989
Banco Inter SA (d)	8,817	45,225
Cia Energetica de Minas Gerais ADR	8,389	20,385
Cia Siderurgica Nacional SA ADR (c)	31,423	139,518

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
CVC Brasil Operadora e Agencia de Viagens SA (b)	31,744	$76,482
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,773	22,021
Ez Tec Empreendimentos e Participacoes SA	11,140	40,900
Gerdau SA ADR	28,350	139,482
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	6,222	19,024
Infracommerce CXAAS SA (b)	2,000	6,284
Itau Unibanco Holding SA Preference Shares ADR	61,187	229,451
Light SA	300	633
Locaweb Servicos de Internet SA (e)	6,720	15,877
Marfrig Global Foods SA	1,813	7,184
Meliuz SA (e)	111,920	65,103
Minerva SA	13,339	25,385
Natura & Co. Holding SA ADR (b)(c)	8,321	77,136
Omega Energia SA (b)	56,182	127,595
Petro Rio SA (b)	127,104	471,677
Petroleo Brasileiro SA Preference Shares ADR	41,666	421,243
Petroleo Brasileiro SA ADR	16,194	177,810
Santos Brasil Participacoes SA	1,932	2,230
Vale SA ADR	49,070	687,961
Via S/A (b)	14,975	14,115
Wheaton Precious Metals Corp.	5,699	244,897
XP, Inc. Class A (b)	12	345
Yara International ASA	3,581	180,709
		3,805,008
BURKINA FASO — 0.0% (a)
Endeavour Mining PLC (c)	87	1,910
IAMGOLD Corp. (b)(c)	10,571	32,973
		34,883
CANADA — 3.0%
Advantage Energy, Ltd. (b)(c)	23,056	135,253
Alamos Gold, Inc. Class A (c)	731	5,631
Altius Minerals Corp.	6,208	85,565
Aurinia Pharmaceuticals, Inc. (b)	5,814	132,966
Aurora Cannabis, Inc. (b)(c)	483	2,619
B2Gold Corp.	7,005	27,617
Ballard Power Systems, Inc. (b)(c)	6,316	79,453
Bank of Montreal	4,733	510,301
Bank of Nova Scotia	5,837	413,809
Barrick Gold Corp. (c)	8,346	158,905
Birchcliff Energy, Ltd. (c)	3,189	16,309
BlackBerry, Ltd. (b)(c)	6,516	60,974
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)(c)	136	8,553
Security Description	Shares	Value
Brookfield Asset Management, Inc. Class A	20,087	$1,214,777
Cameco Corp. (c)	12,008	262,186
Canada Goose Holdings, Inc. (b)(c)	576	21,377
Canadian Imperial Bank of Commerce (c)	2,120	247,472
Canadian National Railway Co. (c)	9,062	1,114,716
Canadian Natural Resources, Ltd.	9,062	383,457
Canadian Pacific Railway, Ltd. (c)	9,536	686,843
Canadian Tire Corp., Ltd. Class A (c)	2,239	321,612
Canopy Growth Corp. (b)(c)	1,526	13,337
Cenovus Energy, Inc.	11,537	141,661
Corby Spirit and Wine, Ltd.	3,996	53,052
Crescent Point Energy Corp.	5,941	31,747
Cronos Group, Inc. (b)(c)	4,630	18,254
Docebo, Inc. (b)	3,025	203,247
Dundee Precious Metals, Inc.	6,752	41,801
Enbridge, Inc.	12,474	487,939
Endeavour Silver Corp. (b)(c)	28,471	120,587
Enerplus Corp.	11,882	125,485
Enthusiast Gaming Holdings, Inc. (b)(c)	14,369	42,317
Equinox Gold Corp. (b)(c)	13,733	93,065
Equitable Group, Inc. (c)	1,170	63,828
Essa Pharma, Inc. (b)	2,669	37,900
First Majestic Silver Corp. (c)	24,247	270,083
Fortuna Silver Mines, Inc. (b)(c)	4,272	16,707
George Weston, Ltd.	715	83,016
Hut 8 Mining Corp. (b)	13,241	104,092
IGM Financial, Inc. (c)	3,542	127,923
Imperial Oil, Ltd.	6,563	237,030
Jamieson Wellness, Inc. (c)(e)	1,770	56,247
Just Energy Group, Inc. (b)	18,738	16,021
Just Energy Group, Inc. (b)	4	3
Kinaxis, Inc. (b)(c)	242	33,974
Kinross Gold Corp.	19,503	113,329
Kirkland Lake Gold, Ltd.	2,598	109,029
Lightspeed Commerce, Inc. (b)(c)	2,009	81,241
Lithium Americas Corp. (b)(c)	3,349	97,621
Loblaw Cos., Ltd.	7,379	605,438
MAG Silver Corp. (b)(c)	242	3,799
Magnet Forensics, Inc. (b)	309	8,041
Manulife Financial Corp.	17,312	330,438
McEwen Mining, Inc. (b)	17,526	15,537
MEG Energy Corp. (b)(c)	3,794	35,142
Minto Apartment Real Estate Investment Trust (e)	6,551	113,527
MTY Food Group, Inc. (c)	3,657	183,205
National Bank of Canada (c)	12,476	952,528
New Gold, Inc. (b)(c)	16,901	25,288

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
New Pacific Metals Corp. (b)	1,539	$4,557
NexGen Energy, Ltd. (b)(c)	32,641	143,159
Novagold Resources, Inc. (b)	726	4,983
Nutrien, Ltd. (c)	5,051	380,200
Onex Corp. (c)	7,848	616,831
Organigram Holdings, Inc. (b)(c)	11,040	19,403
Orla Mining, Ltd. (b)(c)	1,989	7,606
Osisko Mining, Inc. (b)(c)	29,425	88,754
Pan American Silver Corp. (c)	968	24,186
Park Lawn Corp. (c)	4,032	132,469
Pretium Resources, Inc. (b)(c)	2,719	38,359
Real Matters, Inc. (b)(c)	7,988	52,488
Rogers Communications, Inc. Class B	12,491	595,601
Royal Bank of Canada	10,944	1,163,149
Sandstorm Gold, Ltd. (b)(c)	968	6,016
Shaw Communications, Inc. Class B	8,588	261,009
Shopify, Inc. Class A (b)(c)	834	1,149,958
Silvercorp Metals, Inc. (c)	8,417	31,518
SilverCrest Metals, Inc. (b)(c)	39,910	315,956
SNC-Lavalin Group, Inc. (c)	5,224	127,834
SSR Mining, Inc. (c)	8,152	144,499
Summit Industrial Income REIT	6,530	121,486
Sun Life Financial, Inc. (c)	12,855	716,558
Suncor Energy, Inc.	18,333	459,359
TC Energy Corp. (c)	8,228	383,211
Teck Resources, Ltd. Class B	6,530	188,329
TELUS Corp.	38,646	911,423
Thinkific Labs, Inc. (b)(c)	4,517	31,862
Tilray, Inc. (b)	3,094	21,849
Tilray, Inc. Class 2 (b)(c)	5,677	39,909
Torex Gold Resources, Inc. (b)	1,523	15,855
Toronto-Dominion Bank	15,825	1,214,985
TransAlta Corp. (c)	20,456	227,532
Wesdome Gold Mines, Ltd. (b)(c)	8,550	77,909
Westport Fuel Systems, Inc. (b)(c)	3,387	8,071
Yamana Gold, Inc. (c)	15,476	65,180
Zymeworks, Inc. (b)	309	5,065
		20,780,992
CHILE — 0.0% (a)
Enel Americas SA ADR	4,752	25,851
Enel Chile SA ADR	3,955	7,159
Liberty Latin America, Ltd. Class C (b)	1,213	13,828
Sociedad Quimica y Minera de Chile SA ADR	959	48,362
		95,200
CHINA — 3.2%
111, Inc. ADR (b)(c)	8,421	29,473
17 Education & Technology Group, Inc. (b)(c)	228	285
Security Description	Shares	Value
360 DigiTech, Inc. ADR	309	$7,085
AAC Technologies Holdings, Inc. (c)	2,500	9,876
Agora, Inc. ADR (b)	2,714	43,994
Agricultural Bank of China, Ltd. Class H	336,000	115,501
AK Medical Holdings, Ltd. (c)(e)	28,000	23,704
Akeso, Inc. (b)(c)(e)	8,000	34,888
Alibaba Group Holding, Ltd. ADR (b)	1,856	220,474
Alibaba Group Holding, Ltd. (b)	130,500	1,990,233
Alibaba Health Information Technology, Ltd. (b)(c)	86,000	72,693
Alphamab Oncology (b)(c)(e)	13,000	22,677
Anhui Conch Cement Co., Ltd. Class H	6,000	29,976
ANTA Sports Products, Ltd.	5,000	74,971
Archosaur Games, Inc. (e)	4,000	4,125
Ascentage Pharma Group International (b)(c)(e)	9,800	35,448
Autohome, Inc. ADR	576	16,980
Baidu, Inc. ADR (b)	2,495	371,231
Bank of China, Ltd. Class H	797,000	287,261
Bank of Communications Co., Ltd. Class H	226,000	136,534
Baozun, Inc. ADR (b)(c)	6,901	95,924
BeiGene, Ltd. ADR (b)	103	27,906
Beijing BDStar Navigation Co., Ltd. Class A (b)	1,000	6,172
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)(c)	5,000	9,710
Beijing Shunxin Agriculture Co., Ltd. Class A	1,400	8,406
Beijing Sinnet Technology Co., Ltd. Class A	11,100	25,904
Beijing Tiantan Biological Products Corp., Ltd. Class A	12,880	58,657
BEST, Inc. ADR (b)(c)	31,716	27,006
Bilibili, Inc. ADR (b)(c)	1,770	82,128
Bit Digital, Inc. (b)(c)	5,564	33,829
BIT Mining, Ltd. ADR (b)(c)	10,638	65,317
BOE Varitronix, Ltd.	46,000	59,120
Burning Rock Biotech Ltd. ADR (b)	1,233	11,750
BYD Co., Ltd. Class H	3,000	102,587
Canaan, Inc. (b)(c)	3,141	16,176
CanSino Biologics, Inc. Class H (b)(c)(e)	200	4,623
CGN New Energy Holdings Co., Ltd. (c)	14,000	14,653
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	29,400	68,888
China CITIC Bank Corp., Ltd. Class H	84,000	36,417
China Conch Venture Holdings, Ltd.	5,000	24,435

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China Construction Bank Corp. Class H	809,000	$560,343
China Gas Holdings, Ltd.	20,200	41,974
China Life Insurance Co., Ltd. Class H	113,000	187,263
China Meidong Auto Holdings, Ltd.	2,000	10,313
China Mengniu Dairy Co., Ltd.	9,000	51,024
China Merchants Bank Co., Ltd. Class H	169,174	1,313,891
China Minmetals Rare Earth Co., Ltd. Class A	1,800	11,045
China Minsheng Banking Corp., Ltd. Class H (c)	49,000	18,729
China New Higher Education Group, Ltd. (c)(e)	2,000	847
China Online Education Group ADR (b)	14	17
China Overseas Land & Investment, Ltd.	56,500	133,780
China Overseas Property Holdings, Ltd.	5,000	5,304
China Pacific Insurance Group Co., Ltd. Class H	20,600	55,884
China Petroleum & Chemical Corp. Class H	421,200	196,113
China Resources Beer Holdings Co., Ltd.	8,000	65,518
China Resources Gas Group, Ltd.	2,000	11,300
China Resources Land, Ltd.	15,000	63,107
China Shenhua Energy Co., Ltd. Class H	53,000	124,269
China Tower Corp., Ltd. Class H (e)	182,000	20,076
China TransInfo Technology Co., Ltd. Class A	11,400	26,801
China Vanke Co., Ltd. Class H	7,800	18,149
Chindata Group Holdings, Ltd. ADR (b)	1,745	11,500
Chlitina Holding, Ltd.	2,000	16,409
Chongqing Brewery Co., Ltd. Class A	2,100	49,972
CIFI Ever Sunshine Services Group, Ltd.	20,000	30,989
CITIC, Ltd.	107,000	105,678
Cloopen Group Holding, Ltd. ADR (b)(c)	12,933	37,506
COFCO Joycome Foods., Ltd. (b)(c)	90,000	34,285
Coolpad Group, Ltd. (b)	300,000	14,815
COSCO SHIPPING Ports, Ltd. (b)	37,589	32,641
Country Garden Holdings Co., Ltd. (b)(c)	98,278	87,232
Country Garden Services Holdings Co., Ltd.	4,000	23,960
Security Description	Shares	Value
CSPC Pharmaceutical Group, Ltd. (b)	26,880	$29,203
CStone Pharmaceuticals (b)(c)(e)	7,500	7,956
Dada Nexus, Ltd. ADR (b)	1,745	22,964
Daqo New Energy Corp. ADR (b)	4,084	164,667
Dongyue Group, Ltd.	23,000	35,873
DouYu International Holdings, Ltd. ADR (b)	15,908	41,997
Ebang International Holdings, Inc. Class A (b)(c)	21	22
EHang Holdings, Ltd. ADR (b)(c)	1,194	17,814
ENN Energy Holdings, Ltd.	1,800	33,893
Everest Medicines, Ltd. (b)(e)	4,500	20,086
Flat Glass Group Co., Ltd. Class H (c)	17,000	86,349
Fu Jian Anjoy Foods Co., Ltd. Class A	400	10,742
Futu Holdings, Ltd. ADR (b)(c)	777	33,644
Gaotu Techedu, Inc. ADR (b)(c)	34,340	66,620
G-bits Network Technology Xiamen Co., Ltd. Class A	300	19,902
GCL System Integration Technology Co., Ltd. Class A (b)	30,600	18,286
Geely Automobile Holdings, Ltd.	17,000	46,445
Genetron Holdings, Ltd. ADR (b)	5,446	33,221
Genor Biopharma Holdings, Ltd. (b)(e)	22,000	20,035
Genscript Biotech Corp. (b)	10,000	44,252
Great Wall Motor Co., Ltd. Class H (b)	6,500	22,344
Guangdong Investment, Ltd.	4,000	5,084
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	10,500	183,893
Guangzhou Tinci Materials Technology Co., Ltd. Class A	1,190	21,455
Haichang Ocean Park Holdings, Ltd. (b)(e)	110,000	44,867
Haidilao International Holding, Ltd. (c)(e)	2,000	4,515
Hangzhou First Applied Material Co., Ltd. Class A	200	4,106
Health & Happiness H&H International Holdings, Ltd. (b)	57,500	89,094
Hello Group, Inc. ADR	1,299	11,665
Hengan International Group Co., Ltd.	8,500	43,774
HengTen Networks Group, Ltd. (b)(c)	164,000	62,055
Huaneng Power International, Inc. Class H	208,000	138,999

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
HUYA, Inc. ADR (b)	6,606	$45,846
iClick Interactive Asia Group, Ltd. ADR (b)	3,018	13,913
iDreamSky Technology Holdings, Ltd. (b)(e)	36,000	28,860
I-Mab ADR (b)	206	9,762
indie Semiconductor, Inc. Class A (b)(c)	4,823	57,828
Industrial & Commercial Bank of China, Ltd. Class H	563,000	317,740
Ingenic Semiconductor Co., Ltd. Class A	1,700	35,823
Innovent Biologics, Inc. (b)(e)	5,500	34,039
Inspur International, Ltd. (b)	90,000	51,948
Intco Medical Technology Co., Ltd. Class A	2,400	21,830
iQIYI, Inc. ADR (b)	10,573	48,213
JA Solar Technology Co., Ltd. Class A	1,800	26,240
JD Health International, Inc. (b)(e)	1,150	9,064
JD.com, Inc. ADR (b)	7,470	523,423
JD.com, Inc. Class A (b)	150	5,272
Jiangsu King's Luck Brewery JSC, Ltd. Class A	10,100	86,403
JinkoSolar Holding Co., Ltd. ADR (b)(c)	4,282	196,801
JiuGui Liquor Co., Ltd. Class A	1,400	46,784
JOYY, Inc. ADR (b)	457	20,761
JW Cayman Therapeutics Co., Ltd. (b)(c)(e)	36,500	62,922
KE Holdings, Inc. ADR (b)	3,696	74,363
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	1,436	22,617
Konka Group Co., Ltd. Class B	341,300	103,314
Koolearn Technology Holding, Ltd. (b)(c)(e)	51,500	34,944
Kuaishou Technology (b)(e)	7,700	71,160
Lenovo Group, Ltd. (c)	34,000	39,075
Li Auto, Inc. ADR (b)	3,186	102,271
Li Ning Co., Ltd.	6,500	71,159
Lingyi iTech Guangdong Co. Class A (b)	12,300	14,236
Longfor Group Holdings, Ltd. (e)	8,500	40,013
Luoyang Glass Co., Ltd. Class H (b)(c)	6,000	13,499
Meitu, Inc. (b)(e)	91,000	18,092
Meituan Class B (b)(e)	35,400	1,023,455
Mianyang Fulin Precision Co., Ltd. Class A (b)	1,000	4,623
Microport Scientific Corp.	3,008	10,957
Ming Yuan Cloud Group Holdings, Ltd. (c)	10,000	22,780
Nam Tai Property, Inc. (b)	615	6,205
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	15,050	99,402
Security Description	Shares	Value
NetEase, Inc. ADR	31	$3,155
NetEase, Inc.	17,880	361,210
New Horizon Health, Ltd. (b)(c)(e)	3,000	8,504
New Oriental Education & Technology Group, Inc. ADR (b)	16,544	34,742
Newborn Town, Inc. (b)	172,000	81,628
NIO, Inc. ADR (b)	12,266	388,587
Niu Technologies ADR (b)	1,424	22,941
Ocumension Therapeutics (b)(c)(e)	21,000	47,138
OneConnect Financial Technology Co., Ltd. (b)	23,608	58,312
OneSmart International Education Group, Ltd. ADR (b)(c)	159,174	63,701
Peijia Medical, Ltd. (b)(e)	24,000	40,942
PetroChina Co., Ltd. Class H	204,000	90,797
PICC Property & Casualty Co., Ltd. Class H	225,788	184,481
Pinduoduo, Inc. ADR (b)	2,574	150,064
Ping An Healthcare & Technology Co., Ltd. (b)(c)(e)	1,100	4,000
Ping An Insurance Group Co. of China, Ltd. Class H	56,500	406,921
Postal Savings Bank of China Co., Ltd. Class H (e)	88,000	61,742
Prosus NV (b)	9,620	804,408
Q Technology Group Co., Ltd. (c)	18,000	23,273
Qutoutiao, Inc. ADR (b)(c)	99	275
RLX Technology, Inc. ADR (b)(c)	28,030	109,317
SG Micro Corp. Class A	100	4,859
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	1,820	17,124
Shanghai Baosight Software Co., Ltd. Class A	2,730	26,115
Shangri-La Asia, Ltd. (b)	34,000	28,390
Shanxi Meijin Energy Co., Ltd. Class A	25,200	64,317
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,260	62,570
Shengyi Technology Co., Ltd. Class A (b)	10,400	38,515
Shenzhen Goodix Technology Co., Ltd. Class A	400	6,779
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,000	15,496
Shenzhen SC New Energy Technology Corp. Class A	2,400	43,139
Shenzhou International Group Holdings, Ltd.	9,500	182,657
Shimao Services Holdings, Ltd. (c)(e)	3,000	2,086

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sichuan Swellfun Co., Ltd. Class A (b)	1,400	$26,417
Skshu Paint Co., Ltd. Class A	420	9,191
Smoore International Holdings, Ltd. (c)(e)	4,000	20,394
Sohu.com, Ltd. ADR (b)(c)	2,743	44,656
SOS, Ltd. (b)	8,836	7,265
StarPower Semiconductor, Ltd. Class A (b)	100	5,991
Sun King Technology Group, Ltd. (c)	8,000	4,515
Sunac China Holdings, Ltd. (b)	8,000	12,088
Sunac Services Holdings, Ltd. (e)	257	262
Sunny Optical Technology Group Co., Ltd. (b)	9,700	306,815
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	500	6,369
TAL Education Group ADR (b)	10,819	42,519
Tencent Holdings, Ltd.	59,200	3,468,640
Tongdao Liepin Group (b)	39,400	95,717
Trip.com Group, Ltd. ADR (b)	3,221	79,301
Up Fintech Holding, Ltd. ADR (b)(c)	6,369	31,272
Uxin, Ltd. ADR (b)(c)	18,065	28,543
Venus MedTech Hangzhou, Inc. Class H (b)(c)(e)	6,500	24,678
Vipshop Holdings, Ltd. ADR (b)	6,900	57,960
Vnet Group, Inc. ADR (b)	3,633	32,806
Walvax Biotechnology Co., Ltd. Class A	10,000	88,378
Weimob, Inc. (b)(c)(e)	106,000	107,274
Will Semiconductor Co., Ltd. Shanghai Class A	600	29,322
Winning Health Technology Group Co., Ltd. Class A	12,290	32,392
Wuhan Guide Infrared Co., Ltd. Class A	21,320	81,169
WUS Printed Circuit Kunshan Co., Ltd. Class A	11,240	29,306
Wuxi Biologics Cayman, Inc. (b)(e)	20,000	237,420
XD, Inc. (b)(c)	7,200	36,479
Xiaomi Corp. Class B (b)(e)	61,800	149,817
XPeng, Inc. ADR (b)	4,702	236,652
Yankuang Energy Group Co., Ltd. Class H	34,000	67,596
Yatsen Holding, Ltd. ADR (b)	20,219	43,471
Yeahka, Ltd. (b)(c)	6,400	21,179
Youdao, Inc. ADR (b)(c)	3,593	44,841
Youngy Co., Ltd. Class A (b)	400	8,187
Yum China Holdings, Inc.	6,206	309,307
Zai Lab, Ltd. ADR (b)	484	30,419
Zepp Health Corp. ADR (b)	726	3,666
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	13,516
Security Description	Shares	Value
Zhejiang Yongtai Technology Co., Ltd. Class A (b)	1,400	$11,274
ZTO Express Cayman, Inc. ADR	2,406	67,897
		21,862,356
COLOMBIA — 0.0% (a)
Bancolombia SA ADR	1,053	33,264
Canacol Energy, Ltd. (c)	15,475	39,326
Millicom International Cellular SA SDR (b)	1,298	36,888
		109,478
DENMARK — 0.6%
Ambu A/S Class B	585	15,474
AP Moller - Maersk A/S Class B	236	846,176
Atlantic Sapphire ASA (b)(c)	1,394	6,679
Chemometec A/S	616	78,457
Danske Bank A/S	10,230	176,672
Drilling Co. of 1972 A/S (b)	464	18,176
DSV A/S	1,768	412,923
Novo Nordisk A/S Class B	22,402	2,517,560
Zealand Pharma A/S (b)	10,119	224,497
		4,296,614
EGYPT — 0.0% (a)
Cleopatra Hospital (b)	86,440	27,071
Heliopolis Housing	65,718	28,069
		55,140
FINLAND — 0.4%
Admicom Oyj	225	21,621
BasWare Oyj (b)	445	15,308
Fortum Oyj	7,967	244,531
Metso Outotec Oyj	20,428	217,161
Musti Group Oyj (b)	2,129	74,957
Neles Oyj	4,753	73,996
Nokia Oyj (b)	49,386	313,046
Nordea Bank Abp (d)	33,107	404,063
Nordea Bank Abp (d)	581	7,127
Sampo Oyj Class A	5,580	279,586
UPM-Kymmene Oyj	18,185	691,952
Valmet Oyj	934	40,064
Wartsila OYJ Abp	16,193	227,605
		2,611,017
FRANCE — 2.5%
AB Science SA (b)	3,581	48,868
Accor SA (b)	9,987	323,113
Air Liquide SA	1,297	226,139
Airbus SE (b)	4,075	520,686
Alstom SA	9,642	342,324
AXA SA	19,184	571,253
BNP Paribas SA	10,212	705,727
Bouygues SA	5,824	208,560
Capgemini SE	7,156	1,753,696
Carrefour SA	13,162	241,057

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Cellectis SA (b)	3,961	$33,513
CGG SA (b)	14,408	10,427
Credit Agricole SA	22,201	316,850
Danone SA	5,955	369,685
Engie SA	9,776	144,680
EssilorLuxottica SA	4,547	968,190
Faurecia SE	187	8,736
Fnac Darty SA	4,865	318,117
Hermes International	18	31,441
Kering SA	1,178	946,978
L'Oreal SA	2,255	1,069,221
LVMH Moet Hennessy Louis Vuitton SE	1,889	1,561,720
Orange SA	27,965	299,350
Pernod Ricard SA	2,716	653,246
Publicis Groupe SA	5,702	383,871
Renault SA (b)	6,770	235,161
Sanofi	8,930	899,547
Societe Generale SA	8,955	307,596
Sodexo SA	5,706	500,032
Solutions 30 SE (b)	2,708	21,849
Technip Energies NV (b)	1,253	18,267
TotalEnergies SE	16,954	860,470
Unibail-Rodamco-Westfield CDI (b)(d)	12,949	44,908
Unibail-Rodamco-Westfield REIT (b)(d)	1,798	125,994
Valneva SE (b)	1,509	42,043
Veolia Environnement SA	20,420	749,129
Vinci SA	8,340	881,181
Vivendi SE	21,065	284,826
		17,028,451
GERMANY — 2.4%
adidas AG	3,567	1,027,078
AIXTRON SE	2,950	59,949
Allianz SE	4,523	1,068,059
BASF SE	7,388	519,053
Bayer AG	9,524	509,042
Commerzbank AG (b)	6,683	50,836
CompuGroup Medical SE & Co. KgaA	10,822	875,627
CropEnergies AG	4,160	57,999
Daimler AG	10,251	787,926
Daimler Truck Holding AG (b)	5,125	188,191
Datagroup SE (b)	467	51,514
Deutsche Bank AG (b)	13,557	169,865
Deutsche Boerse AG	3,542	592,513
Deutsche Lufthansa AG (b)	43,525	305,889
Deutsche Post AG	17,618	1,132,789
Deutsche Telekom AG	29,060	538,667
E.ON SE	18,216	252,560
Eckert & Ziegler Strahlen- und Medizintechnik AG	293	31,354
Elmos Semiconductor SE	1,645	109,436
Encavis AG	1,664	29,444
Flatex DEGIRO AG (b)	3,414	78,580
Security Description	Shares	Value
Fresenius Medical Care AG & Co. KGaA	1,784	$115,924
HelloFresh SE (b)	2,473	189,942
Home24 SE (b)	1,173	15,474
LPKF Laser & Electronics AG	2,722	60,485
Merck KGaA	6,206	1,602,044
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,716	804,589
Northern Data AG (b)	161	14,098
Puma SE	950	116,137
RWE AG	6,087	247,259
Salzgitter AG (b)	6,074	217,029
SAP SE	8,947	1,270,798
Siemens AG	7,255	1,259,669
Siemens Energy AG (b)	3,619	92,558
Thyssenkrupp AG (b)	11,405	125,599
Uniper SE	1,410	67,024
VERBIO Vereinigte BioEnergie AG	6,121	419,736
Volkswagen AG	2,113	620,910
Volkswagen AG Preference Shares	1,892	381,863
Westwing Group AG (b)	430	10,826
		16,068,335
GHANA — 0.0% (a)
Kosmos Energy, Ltd. (b)	22,979	79,507
Tullow Oil PLC (b)	4,782	3,009
		82,516
HONG KONG — 0.6%
AIA Group, Ltd.	94,200	949,697
Bank of East Asia, Ltd.	67,705	97,263
China Youzan, Ltd. (b)(c)	388,000	26,874
CK Asset Holdings, Ltd.	58,270	367,350
Hang Lung Properties, Ltd.	115,000	236,599
Henderson Land Development Co., Ltd.	18,910	80,527
Hong Kong Exchanges & Clearing, Ltd.	11,768	687,396
Hong Kong Technology Venture Co., Ltd. (c)	27,000	29,437
Link REIT	58,542	515,489
New World Development Co., Ltd.	32,383	128,140
Sino Biopharmaceutical, Ltd.	105,500	73,885
Sun Hung Kai Properties, Ltd.	58,753	712,907
Swire Pacific, Ltd. Class A	8,500	48,353
Viva China Holdings, Ltd. (c)	56,000	11,062
		3,964,979
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	10,973	85,319
Richter Gedeon Nyrt (b)	11,192	301,298
		386,617

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
INDIA — 1.5%
Aarti Drugs, Ltd. (b)	7,972	$58,437
Adani Green Energy, Ltd. (b)	2,289	40,962
Advanced Enzyme Technologies, Ltd.	5,127	22,491
Alkyl Amines Chemicals	7,798	372,163
Alok Industries, Ltd. (b)	56,392	19,534
Amber Enterprises India, Ltd. (b)	3,642	162,474
AstraZeneca Pharma India, Ltd.	474	19,756
Birlasoft, Ltd. (b)	28,300	207,370
Brightcom Group, Ltd.	39,636	95,523
Central Depository Services India, Ltd.	6,776	136,713
Dixon Technologies India, Ltd.	6,428	476,425
Dr Reddy's Laboratories, Ltd. ADR	12,489	816,906
Granules India, Ltd. (b)	16,134	72,970
ICICI Bank, Ltd. ADR	43,885	868,484
IndiaMart InterMesh, Ltd. (e)	925	80,590
Infosys, Ltd. ADR	79,731	2,017,992
Inox Leisure, Ltd. (b)	1,724	8,195
IOL Chemicals & Pharmaceuticals, Ltd. (b)	9,997	64,990
JB Chemicals & Pharmaceuticals, Ltd.	4,131	98,902
Just Dial, Ltd. (b)	583	6,408
Larsen & Toubro, Ltd. GDR	18,713	476,246
Laurus Labs, Ltd. (e)	19,332	140,148
Mahindra & Mahindra, Ltd. GDR	14,507	164,654
Navin Fluorine International, Ltd.	1,918	108,071
Orient Electric, Ltd.	4,462	22,554
Procter & Gamble Health, Ltd.	65	4,668
Radico Khaitan, Ltd.	1,258	20,920
Reliance Industries, Ltd. GDR (b)(e)	15,401	984,894
Reliance Industries, Ltd.	9,688	308,636
Shree Renuka Sugars, Ltd. (b)	40,333	16,305
SpiceJet, Ltd. (b)	3,200	2,934
State Bank of India GDR	8,339	514,516
Sun Pharma Advanced Research Co., Ltd. (b)	3,936	15,191
Tanla Platforms, Ltd.	12,200	309,080
Tata Motors, Ltd. ADR (b)(c)	11,905	382,031
Tata Teleservices Maharashtra, Ltd. (b)	24	67
Thyrocare Technologies, Ltd. (e)	569	8,478
Vaibhav Global, Ltd. (b)	9,641	76,293
Vedanta, Ltd. ADR (b)	17,955	329,653
Vodafone Idea, Ltd. (b)	362,982	74,954
Wipro, Ltd. ADR	70,834	691,340
		10,298,918
Security Description	Shares	Value
INDONESIA — 0.2%
Astra International Tbk PT	304,700	$121,858
Bank Central Asia Tbk PT	1,307,400	669,638
Bank Mandiri Persero Tbk PT	400,100	197,208
Bank Rakyat Indonesia Persero Tbk PT	1,029,699	296,935
Gudang Garam Tbk PT	22,700	48,737
Telkom Indonesia Persero Tbk PT (b)	1,188,400	336,863
		1,671,239
IRELAND — 0.2%
Cairn Homes PLC (b)	142,413	183,006
CRH PLC	10,005	529,290
Flutter Entertainment PLC (b)	115	18,178
Glenveagh Properties PLC (b)(c)(e)	19,900	27,880
Keywords Studios PLC	711	28,332
Prothena Corp. PLC (b)	5,252	259,449
		1,046,135
ISRAEL — 0.4%
Bank Hapoalim BM	41,199	424,909
Bank Leumi Le-Israel BM	174,830	1,878,956
Compugen, Ltd. (b)(c)	6,817	29,313
Electreon Wireless, Ltd. (b)	233	15,609
Isracard, Ltd.	2,048	10,103
Nano Dimension, Ltd. ADR (b)	6,294	23,917
Nano-X Imaging, Ltd. (b)	1,987	28,891
Oramed Pharmaceuticals, Inc. (b)	206	2,942
Teva Pharmaceutical Industries, Ltd. ADR (b)	6,311	50,551
		2,465,191
ITALY — 0.4%
Assicurazioni Generali SpA (c)	17,268	365,840
Atlantia SpA (b)	4,637	92,044
Enel SpA	76,069	609,519
Eni SpA	26,204	364,146
Ferrari NV	1,408	364,268
Intesa Sanpaolo SpA	137,228	354,870
Italgas SpA	7,107	48,913
MFE-MediaForEurope NV Class A (b)(c)	67,485	68,724
MFE-MediaForEurope NV Class B (c)	67,485	95,546
Saipem SpA (b)(c)	5,846	12,266
Snam SpA	30,986	186,757
Telecom Italia SpA	320,650	158,328
UniCredit SpA	18,213	280,521
		3,001,742
JAPAN — 5.6%
Advantest Corp.	200	18,931
Aisin Corp.	1,700	65,104
AnGes, Inc. (b)(c)	1,200	4,002

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Arcland Service Holdings Co., Ltd. (c)	1,300	$25,559
Asahi Group Holdings, Ltd.	1,700	66,048
Asahi Kasei Corp.	59,100	554,792
Astellas Pharma, Inc.	23,700	384,967
BASE, Inc. (b)	2,000	10,699
BayCurrent Consulting, Inc.	300	115,931
Bengo4.com, Inc. (b)(c)	300	15,866
Bridgestone Corp.	1,700	73,061
Canon, Inc. (c)	1,700	41,350
Cellsource Co., Ltd. (b)(c)	1,200	56,585
Change, Inc. (b)(c)	4,000	65,963
Comture Corp.	400	12,540
Credit Saison Co., Ltd.	11,900	124,937
Cybozu, Inc. (c)	11,500	182,854
Daiichi Sankyo Co., Ltd.	35,400	899,179
Daikin Industries, Ltd.	1,700	385,159
Daiwa Securities Group, Inc.	58,200	327,857
Demae-Can Co., Ltd. (b)	400	3,196
Denso Corp.	11,700	968,167
Digital Arts, Inc.	100	7,329
Dip Corp.	500	16,999
Ebase Co., Ltd.	100	561
Eisai Co., Ltd.	1,700	96,415
Elan Corp. (c)	1,400	13,495
EM Systems Co., Ltd. (c)	10,900	71,465
ENEOS HoldingS, Inc.	23,100	86,318
eRex Co., Ltd. (c)	800	14,179
euglena Co., Ltd. (b)(c)	1,700	10,482
Freee KK (b)	300	16,569
FUJIFILM Holdings Corp.	11,800	873,664
Fujio Food Group, Inc. (b)(c)	800	9,170
Fujitsu, Ltd.	1,700	291,268
Fukui Computer Holdings, Inc.	300	8,988
giftee, Inc. (b)(c)	1,300	22,093
GMO GlobalSign Holdings KK (c)	300	10,903
GNI Group, Ltd. (b)(c)	2,700	34,724
Hennge KK (b)(c)	1,200	20,195
Hitachi, Ltd.	11,700	632,982
Hokuhoku Financial Group, Inc.	11,600	92,071
Honda Motor Co., Ltd.	11,600	325,370
Hoya Corp.	11,500	1,708,697
Insource Co., Ltd.	1,200	29,355
Internet Initiative Japan, Inc.	200	8,250
IR Japan Holdings, Ltd.	1,000	59,659
ITOCHU Corp.	11,000	336,051
Japan Medical Dynamic Marketing, Inc.	500	8,128
Japan Tobacco, Inc. (c)	10,700	215,803
JFE Holdings, Inc.	11,900	151,598
JMDC, Inc. (b)	800	59,607
JSR Corp.	11,700	444,510
JTOWER, Inc. (b)	700	58,660
Kajima Corp.	23,600	270,727
Security Description	Shares	Value
Kamakura Shinsho, Ltd.	100	$529
Kamigumi Co., Ltd.	35,200	665,760
Kansai Electric Power Co., Inc.	11,600	108,188
Kao Corp.	1,700	88,857
KDDI Corp.	35,500	1,036,438
Keyence Corp.	1,200	753,211
Kitanotatsujin Corp.	11,300	32,873
Kobe Steel, Ltd.	11,300	56,620
Komatsu, Ltd.	11,600	271,326
Konica Minolta, Inc.	23,300	106,024
Kyocera Corp.	11,800	736,456
Lasertec Corp.	200	61,291
Leopalace21 Corp. (b)(c)	10,900	17,417
M&A Capital Partners Co., Ltd. (b)	400	18,306
M3, Inc.	100	5,031
Makita Corp.	11,700	496,123
Makuake, Inc. (b)(c)	600	22,613
Marubeni Corp.	58,600	569,690
Marui Group Co., Ltd.	23,600	443,698
Mebuki Financial Group, Inc.	58,300	119,987
Media Do Co., Ltd. (c)	700	24,923
Medical Data Vision Co., Ltd. (c)	2,100	22,722
Medley, Inc. (b)(c)	2,400	49,436
MedPeer, Inc. (b)	1,500	46,698
Menicon Co., Ltd.	2,200	64,956
Mirai Corp. REIT	355	152,445
Mitsubishi Chemical Holdings Corp.	23,400	173,130
Mitsubishi Corp.	11,600	367,880
Mitsubishi Electric Corp.	59,000	747,267
Mitsubishi UFJ Financial Group, Inc.	105,600	573,049
Mitsui & Co., Ltd.	11,600	274,348
Mitsuuroko Group Holdings Co., Ltd.	1,500	15,839
Money Forward, Inc. (b)	1,000	60,093
Monogatari Corp	600	35,170
MS&AD Insurance Group Holdings, Inc.	11,600	357,504
Murata Manufacturing Co., Ltd.	11,800	938,323
NEC Corp.	200	9,222
Nintendo Co., Ltd.	800	372,715
Nippon Steel Corp.	22,000	358,881
Nissan Motor Co., Ltd. (b)	23,300	112,458
Nitto Denko Corp.	1,700	131,240
Nomura Holdings, Inc.	59,400	258,790
NTT Data Corp.	23,600	505,385
Obayashi Corp.	58,400	451,357
Oisix ra daichi, Inc. (b)	1,700	45,691
One REIT, Inc.	13	34,093
Open Door, Inc. (b)	400	6,402
Optim Corp. (b)	500	5,727
ORIX Corp.	23,400	477,022
Oro Co., Ltd.	1,000	25,262
Osaka Gas Co., Ltd.	11,900	196,447

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Panasonic Corp.	35,000	$384,482
Pharma Foods International Co., Ltd. (c)	1,400	25,713
PKSHA Technology, Inc. (b)(c)	700	15,270
Proto Corp.	1,400	16,692
Rakus Co., Ltd.	1,200	32,304
Resona Holdings, Inc.	35,700	138,702
Riso Kyoiku Co., Ltd.	10,900	37,199
Rohm Co., Ltd.	1,700	154,566
Rorze Corp.	500	53,884
RS Technologies Co., Ltd. (c)	700	41,396
Samty Residential Investment Corp. REIT (b)	233	260,609
Secom Co., Ltd.	1,700	117,895
Seven & i Holdings Co., Ltd.	1,700	74,640
SHIFT, Inc. (b)	400	82,880
Shin-Etsu Chemical Co., Ltd.	1,700	294,073
SoftBank Group Corp.	19,400	915,458
Sompo Holdings, Inc.	11,700	493,685
Sony Group Corp.	19,900	2,501,433
Sosei Group Corp. (b)	400	6,614
Sourcenext Corp.	100	160
S-Pool, Inc.	10,900	115,195
Starts Proceed Investment Corp. REIT	7	14,461
Strike Co., Ltd.	600	26,677
Sumitomo Chemical Co., Ltd.	57,900	272,518
Sumitomo Corp.	11,900	175,728
Sumitomo Electric Industries, Ltd.	11,700	152,352
Sumitomo Mitsui Financial Group, Inc.	11,700	400,617
Sumitomo Mitsui Trust Holdings, Inc.	1,700	56,733
Suruga Bank, Ltd. (c)	1,700	7,499
T&D Holdings, Inc.	23,200	296,560
Takeda Pharmaceutical Co., Ltd.	1,700	46,311
Tama Home Co., Ltd. (c)	3,300	66,226
TDK Corp.	6,800	265,138
TechMatrix Corp.	1,000	16,552
Teijin, Ltd.	11,900	146,225
Terumo Corp.	23,600	996,014
Tokio Marine Holdings, Inc.	11,800	654,992
Tokyo Electron, Ltd.	1,700	978,472
Tokyu Corp.	33,800	448,495
TOPPAN, INC.	23,700	443,725
Toridoll Holdings Corp. (c)	700	15,112
Toshiba Corp.	1,700	69,828
Toyo Gosei Co., Ltd.	600	81,438
Toyota Motor Corp.	118,500	2,166,660
Toyota Tsusho Corp.	11,800	543,094
Tri Chemical Laboratories, Inc.	1,200	37,984
UT Group Co., Ltd.	200	7,512
Uzabase, Inc. (b)(c)	200	2,553
ValueCommerce Co., Ltd.	400	15,527
Vector, Inc.	1,100	11,243
Security Description	Shares	Value
Vision, Inc. (b)(c)	1,300	$13,095
West Holdings Corp.	2,210	109,967
West Japan Railway Co.	1,700	71,009
Yamada Holdings Co., Ltd.	23,200	79,177
Yamaha Corp.	23,600	1,162,016
YA-MAN, Ltd. (c)	1,700	14,202
Yokowo Co., Ltd.	400	10,282
ZIGExN Co., Ltd.	100	268
Zuken, Inc.	400	12,852
		38,565,909
KUWAIT — 0.0% (a)
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	26,761	20,187
Warba Bank KSCP (b)	18,452	16,727
		36,914
LUXEMBOURG — 0.0% (a)
ArcelorMittal SA	6,898	220,781
MACAU — 0.0% (a)
Sands China, Ltd. (b)	46,400	108,080
MALAYSIA — 0.1%
ATA IMS Bhd (b)	256,900	37,616
CIMB Group Holdings Bhd	48,309	63,198
Duopharma Biotech Bhd	66,466	26,804
Frontken Corp. Bhd	67,300	64,619
Greatech Technology Bhd (b)	8,100	13,085
Hartalega Holdings Bhd	2,800	3,851
Hong Seng Consolidated Bhd (b)	10,800	6,974
Kossan Rubber Industries Bhd	10,400	4,793
Malayan Banking Bhd (b)	26,386	52,569
Mega First Corp. BHD	44,000	36,966
Pentamaster Corp. Bhd	21,050	28,043
Public Bank Bhd	116,500	116,332
Supermax Corp. Bhd	48,020	16,944
Tenaga Nasional Bhd	21,700	48,651
Top Glove Corp. Bhd	13,000	8,082
		528,527
MEXICO — 0.3%
America Movil SAB de CV Series L	465,598	493,468
Axtel SAB de CV Series CPO (b)	117,333	22,188
Cemex SAB de CV Series CPO (b)	215,444	147,279
Fomento Economico Mexicano SAB de CV	47,853	372,536
Grupo Financiero Banorte SAB de CV Series O	46,054	299,345
Grupo Mexico SAB de CV Class B	76,632	334,350
Grupo Televisa SAB Series CPO	40,704	76,674
Industrias Penoles SAB de CV	2,146	24,701

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
PLA Administradora Industrial S de RL de CV REIT	24,082	$33,737
		1,804,278
NETHERLANDS — 1.5%
Akzo Nobel NV	3,928	431,058
Alfen Beheer B.V. (b)(c)(e)	929	93,232
ASML Holding NV	4,398	3,534,493
Heineken NV	3,223	362,341
ING Groep NV	33,063	460,290
Koninklijke Ahold Delhaize NV	17,887	612,979
Koninklijke DSM NV	6,224	1,401,430
Koninklijke KPN NV	2,842	8,823
Koninklijke Philips NV	14,879	554,397
Pharming Group NV (b)(c)	25,520	22,492
Royal Dutch Shell PLC Class A	11,442	251,340
Royal Dutch Shell PLC Class B	59,676	1,311,356
Shop Apotheke Europe NV (b)(e)	192	24,738
Universal Music Group NV	21,059	593,439
Wolters Kluwer NV	2,521	297,009
		9,959,417
NEW ZEALAND — 0.0% (a)
Pushpay Holdings, Ltd. (b)	25,899	23,406
NORWAY — 0.3%
Crayon Group Holding ASA (b)(e)	17,315	359,326
DNB Bank ASA	22,526	516,001
Fjordkraft Holding ASA (e)	3,675	19,862
FLEX LNG, Ltd. (b)	3,112	69,522
Frontline, Ltd. (b)(c)	2,029	14,450
Hexagon Purus ASA (b)(c)	5,980	14,648
Kahoot! ASA (b)(c)	20,947	110,694
Norsk Hydro ASA	62,372	491,716
Quantafuel ASA (b)(c)	8,054	29,500
Telenor ASA	18,455	290,063
		1,915,782
PAKISTAN — 0.0% (a)
Searle Co., Ltd.	37,790	30,772
PERU — 0.0% (a)
Cia de Minas Buenaventura SAA ADR (b)(c)	480	3,514
PHILIPPINES — 0.0% (a)
PLDT, Inc. ADR (c)	1,784	63,725
POLAND — 0.0% (a)
Polski Koncern Naftowy ORLEN SA (b)	2,170	40,025
Powszechna Kasa Oszczednosci Bank Polski SA (b)	7,491	83,508
		123,533
RUSSIA — 0.2%
Gazprom PJSC ADR	47,627	437,692
LUKOIL PJSC ADR	3,558	319,508
Security Description	Shares	Value
MMC Norilsk Nickel PJSC ADR	963	$29,535
Mobile TeleSystems PJSC ADR	11,311	89,922
Petropavlovsk PLC (b)(c)	233,076	60,455
Sberbank of Russia PJSC ADR	23,116	371,012
Surgutneftegas PJSC ADR	577	3,035
Tatneft PJSC ADR	5,470	227,060
		1,538,219
SAUDI ARABIA — 0.3%
Al Rajhi Co. for Co-operative Insurance (b)	1,452	30,050
Aldrees Petroleum & Transport Services Co.	17,308	307,952
Amlak International for Real Estate Finance Co.	25,565	144,086
Aseer Trading Tourism & Manufacturing Co. (b)	15,078	76,546
City Cement Co. (b)	9,490	56,974
Delivery Hero SE (b)(e)	58	6,464
Dur Hospitality Co.	15,236	126,209
Eastern Province Cement Co. (b)	1,162	13,603
Etihad Etisalat Co.	2,263	18,776
Halwani Brothers Co.	9,254	224,054
Herfy Food Services Co.	1,293	21,490
Jadwa REIT Saudi Fund	43,417	173,233
Leejam Sports Co. JSC	4,447	129,108
Maharah Human Resources Co.	770	15,587
Mobile Telecommunications Co. (b)	40,444	129,700
Najran Cement Co.	46,341	222,917
National Agriculture Development Co (b)	3,563	28,803
National Medical Care Co.	797	13,289
Northern Region Cement Co.	15,337	54,822
Saudi Ceramic Co.	7,923	116,279
Saudi Co. For Hardware CJSC	1,122	14,584
Saudi Fisheries Co. (b)	3,428	41,544
Saudi Industrial Services Co.	2,061	16,853
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,663	27,911
Saudi Research & Marketing Group (b)	1,090	56,962
Saudia Dairy & Foodstuff Co.	481	21,139
		2,088,935
SINGAPORE — 0.3%
CapitaLand Integrated Commercial Trust REIT	19,197	29,049
Capitaland Investment, Ltd. (b)	185,584	469,415
DBS Group Holdings, Ltd.	11,897	288,214
Singapore Exchange, Ltd.	118,000	814,004
Singapore Press Holdings, Ltd. (c)	118,000	203,939

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Singapore Telecommunications, Ltd.	58,200	$100,155
		1,904,776
SOUTH AFRICA — 0.4%
Anglo American PLC	13,841	565,408
Discovery, Ltd. (b)(c)	74,650	671,523
FirstRand, Ltd. (b)	66,417	253,017
Gold Fields, Ltd.	11,285	123,131
Harmony Gold Mining Co., Ltd.	9,161	38,228
Impala Platinum Holdings, Ltd.	7,372	103,929
MTN Group, Ltd.	24,531	262,387
MultiChoice Group, Ltd. (b)	2,728	20,858
Naspers, Ltd. Class N (b)	1,410	218,391
Nedbank Group, Ltd.	2,565	28,128
Old Mutual, Ltd.	15,070	12,441
Sanlam, Ltd.	61,445	228,532
Sasol, Ltd. (b)	4,753	77,132
Standard Bank Group, Ltd.	15,864	139,168
Steinhoff International Holdings NV (b)(c)	93,825	29,511
Thungela Resources, Ltd. (b)(c)	12	62
		2,771,846
SOUTH KOREA — 1.4%
Ahnlab, Inc. (b)	625	51,998
Alteogen, Inc. (b)	159	10,125
Ananti, Inc. (b)	1,559	13,836
Anterogen Co., Ltd. (b)	25	1,352
BH Co., Ltd. (b)	3,822	74,591
Binex Co., Ltd. (b)	3,634	46,466
Bioneer Corp. (b)	790	32,298
BNC Korea Co., Ltd. (b)	1,062	24,970
Cellid Co., Ltd. (b)	283	11,689
Cellivery Therapeutics, Inc. (b)	422	15,513
Celltrion Pharm, Inc. (b)	97	10,151
Celltrion, Inc. (b)	545	90,776
CMG Pharmaceutical Co., Ltd. (b)	17,747	57,253
Devsisters Co., Ltd. (b)	899	79,558
DIO Corp. (b)	10,106	317,526
Duk San Neolux Co., Ltd. (b)	2,670	126,453
Echo Marketing, Inc.	1,621	22,772
E-MART, Inc.	11	1,397
Enzychem Lifesciences Corp. (b)	963	44,474
GC Cell Corp. (b)	2,018	172,644
Geneonelifescience, Inc. (b)	3,782	51,540
Genexine, Inc. (b)	391	19,176
Hana Financial Group, Inc.	1,379	48,780
Hanall Biopharma Co., Ltd. (b)	794	14,060
Helixmith Co., Ltd. (b)	62	1,184
HLB, Inc. (b)	184	5,386
Huons Co., Ltd.	691	27,727
Hyundai Mobis Co., Ltd.	898	192,253
Hyundai Motor Co.	1,902	334,400
Security Description	Shares	Value
Hyundai Steel Co.	130	$4,484
iNtRON Biotechnology, Inc. (b)	771	13,653
JW Pharmaceutical Corp. (b)	4,799	92,044
KB Financial Group, Inc.	4,699	217,409
Kia Corp.	1,097	75,856
Korea Electric Power Corp. ADR	3,811	34,833
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	10	796
KT&G Corp.	1,476	98,090
Kuk-il Paper Manufacturing Co., Ltd. (b)	456	1,559
L&C Bio Co., Ltd.	2,526	77,772
LG Chem, Ltd. Preference Shares	2,288	552,392
LG Electronics, Inc.	458	53,168
LG Household & Health Care, Ltd.	246	227,013
Lotte Chemical Corp.	20	3,651
Lotte Tour Development Co., Ltd. (b)	1,219	17,997
Naturecell Co., Ltd. (b)	3,953	59,191
NAVER Corp.	2,492	793,457
Next Science Co., Ltd. (b)	1,967	36,072
NHN KCP Corp. (b)	920	23,489
NKMax Co., Ltd. (b)	830	15,675
Oscotec, Inc. (b)	1,114	34,299
PharmaResearch Co., Ltd. (b)	191	13,175
Pharmicell Co., Ltd. (b)	542	5,950
POSCO ADR	6,785	395,498
Sam Chun Dang Pharm Co., Ltd. (b)	1,589	57,946
SAM KANG M&T Co., Ltd. (b)	2,034	36,616
Samsung C&T Corp.	456	45,648
Samsung Electronics Co., Ltd. GDR	1,894	3,123,206
Samsung Engineering Co., Ltd. (b)	798	15,373
Samsung Fire & Marine Insurance Co., Ltd.	248	42,142
Samsung Heavy Industries Co., Ltd. (b)	3,544	16,904
Samsung Securities Co., Ltd.	975	36,826
Sang-A Frontec Co., Ltd. (b)	213	9,371
Seegene, Inc.	460	23,605
SFA Semicon Co., Ltd. (b)	2,785	18,016
Shin Poong Pharmaceutical Co., Ltd.	1,478	39,724
Shinhan Financial Group Co., Ltd.	4,699	145,466
SillaJen, Inc. (b)(f)	131	667
SK Chemicals Co., Ltd.	36	4,512
SK Hynix, Inc.	6,964	767,431
SK Innovation Co., Ltd. (b)	265	53,167
SK, Inc.	259	54,687
Solus Advanced Materials Co, Ltd. (b)	323	24,264

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Wemade Co., Ltd.	1,251	$187,216
		9,450,658
SPAIN — 0.7%
Acciona SA (c)	6,601	1,261,869
Acerinox SA	18,184	235,429
ACS Actividades de Construccion y Servicios SA	17,518	469,549
Amadeus IT Group SA (b)	6,057	410,801
Banco Bilbao Vizcaya Argentaria SA	54,050	322,695
Banco Santander SA	129,538	433,167
Iberdrola SA	57,109	676,070
Industria de Diseno Textil SA	12,025	390,143
Repsol SA	10,392	123,330
Telefonica SA (c)	49,288	215,903
		4,538,956
SWEDEN — 1.0%
Assa Abloy AB Class B	20,480	624,770
Atlas Copco AB Class B	16,559	973,365
Boozt AB (b)(c)(e)	5,809	117,927
Camurus AB (b)	2,376	39,574
Epiroc AB Class B	19,064	403,648
Evolution AB (e)	3,294	467,949
Fortnox AB	837	54,081
Hansa Biopharma AB (b)	3,774	37,015
Industrivarden AB Class A	258	8,218
LeoVegas AB (e)	7,459	28,868
Lime Technologies AB (c)	496	18,856
MIPS AB	2,123	278,335
PowerCell Sweden AB (b)	2,429	49,659
Sandvik AB	17,737	494,858
Securitas AB Class B	27,600	379,986
Sedana Medical AB (b)(c)	2,392	25,905
Sinch AB (b)(e)	3,339	42,448
Skandinaviska Enskilda Banken AB Class A (c)	41,773	580,652
Skanska AB Class B	18,093	468,020
SKF AB Class B	12,855	304,555
Stillfront Group AB (b)(c)	13,301	70,958
Svenska Handelsbanken AB Class A	16,914	182,818
Tele2 AB Class B	12,628	180,064
Telefonaktiebolaget LM Ericsson Class B	33,794	372,472
Telia Co. AB	29,060	113,639
Volvo AB Class A	22,403	526,061
		6,844,701
SWITZERLAND — 2.4%
ABB, Ltd.	25,148	963,250
Adecco Group AG	4,872	249,174
Alcon, Inc.	3,311	293,399
Ascom Holding AG (b)	2,019	26,059
Basilea Pharmaceutica AG (b)(c)	609	27,350
Cie Financiere Richemont SA	6,799	1,021,921
Security Description	Shares	Value
Credit Suisse Group AG	21,285	$207,255
Geberit AG	1,889	1,544,952
Givaudan SA	236	1,241,192
Gurit Holding AG (c)	10	17,077
Holcim, Ltd. (b)	4,866	248,387
Kuehne + Nagel International AG	2,247	726,024
Meyer Burger Technology AG (b)(c)	14,823	6,621
Molecular Partners AG (b)(c)	2,950	57,695
Nestle SA	24,279	3,395,836
Novartis AG	16,211	1,428,326
Relief Therapeutics Holding, Inc. (b)(c)	201,582	13,761
Roche Holding AG	6,074	2,527,195
Sensirion Holding AG (b)(e)	337	49,340
SGS SA	235	785,870
Swatch Group AG	714	218,631
UBS Group AG	33,810	609,296
Vetropack Holding AG	20	1,264
Zurich Insurance Group AG	1,170	514,150
		16,174,025
TAIWAN — 1.9%
91APP, Inc. (b)	4,000	38,168
Adimmune Corp.	16,000	25,821
Advanced Wireless Semiconductor Co.	3,000	15,397
Alchip Technologies, Ltd.	5,000	184,335
Amazing Microelectronic Corp. (b)	8,000	70,843
Andes Technology Corp.	4,000	77,493
AP Memory Technology Corp.	4,000	72,144
AU Optronics Corp. ADR	77,190	633,730
AURAS Technology Co., Ltd.	2,000	14,602
Bizlink Holding, Inc.	1,000	9,434
Career Technology MFG. Co., Ltd.	12,729	12,169
Century Iron & Steel Industrial Co., Ltd.	4,000	15,976
Charoen Pokphand Enterprise	5,000	14,566
Chief Telecom, Inc.	3,000	30,307
Chilisin Electronics Corp.	2,000	6,939
Chunghwa Telecom Co., Ltd. ADR	16,339	689,669
CTBC Financial Holding Co., Ltd. (b)	110,000	103,173
Darfon Electronics Corp.	8,000	14,660
EirGenix, Inc. (b)	16,000	64,481
Elite Semiconductor Microelectronics Technology, Inc.	11,000	65,602
Episil Technologies, Inc. (b)	17,000	87,866
Episil-Precision, Inc.	2,000	9,651
Ever Supreme Bio Technology Co., Ltd. (b)	5,000	38,042

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan, Ltd.	4,000	$20,602
Faraday Technology Corp.	12,000	103,661
Fitipower Integrated Technology, Inc. (b)	16,353	166,680
FocalTech Systems Co., Ltd.	28,000	173,564
Formosa Chemicals & Fibre Corp.	11,000	32,125
Formosa Plastics Corp.	14,000	52,626
Genius Electronic Optical Co., Ltd.	1,079	20,631
Global Unichip Corp. (b)	1,000	21,181
Globalwafers Co., Ltd.	1,000	32,096
Gold Circuit Electronics, Ltd.	99,000	271,949
Hon Hai Precision Industry Co., Ltd. GDR	95,310	704,341
International Games System Co., Ltd.	4,000	114,649
Jentech Precision Industrial Co., Ltd.	3,000	44,240
Kinsus Interconnect Technology Corp.	8,000	67,373
KMC Kuei Meng International, Inc.	7,000	49,969
Lotus Pharmaceutical Co., Ltd.	3,000	10,572
MediaTek, Inc.	2,000	86,023
Medigen Vaccine Biologics Corp. (b)	14,000	151,299
Medtecs International Corp., Ltd.	100	26
Microbio Co., Ltd. (b)	4,392	11,001
Nan Ya Plastics Corp.	16,000	49,387
Nuvoton Technology Corp.	17,000	86,638
Oneness Biotech Co., Ltd. (b)	1,000	10,391
Pan Jit International, Inc.	24,500	94,752
PChome Online, Inc.	2,000	9,253
Pharmally International Holding Co., Ltd. (b)(f)	1,282	—
RDC Semiconductor Co., Ltd. (b)	5,000	85,662
RichWave Technology Corp.	16,800	165,772
SDI Corp.	8,000	50,746
Sea, Ltd. ADR (b)	317	70,916
Speed Tech Corp.	2,000	5,957
Sporton International, Inc.	4,200	32,942
Sunplus Technology Co., Ltd.	3,000	4,213
T3EX Global Holdings Corp.	1,000	4,934
TaiDoc Technology Corp.	1,000	6,560
Taigen Biopharmaceuticals Holdings, Ltd. (b)	106,000	59,002
TaiMed Biologics, Inc. (b)	4,000	10,207
Taiwan Mask Corp. (b)	22,000	85,879
Taiwan Semiconductor Co., Ltd.	40,000	113,637
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	45,446	5,467,608
Security Description	Shares	Value
Taiwan Surface Mounting Technology Corp.	3,000	$13,391
Taiwan Union Technology Corp. (b)	2,000	7,373
Tanvex BioPharma, Inc. (b)	6,294	13,217
TCI Co., Ltd.	459	3,459
TSEC Corp. (b)	16,000	24,578
United Integrated Services Co., Ltd.	7,000	45,921
United Microelectronics Corp. ADR (c)	108,606	1,270,690
United Renewable Energy Co., Ltd. (b)	599,879	473,754
Universal Vision Biotechnology Co., Ltd.	4,000	40,915
VIA Labs, Inc.	1,000	18,108
Via Technologies, Inc.	2,000	6,210
Visual Photonics Epitaxy Co., Ltd.	2,000	10,410
Wafer Works Corp.	13,229	40,882
Win Semiconductors Corp.	2,000	27,072
XinTec, Inc.	15,000	77,529
		12,917,641
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	4,779	98,425
THAILAND — 0.1%
CP ALL PCL NVDR	46,000	81,245
Kasikornbank PCL NVDR	100	425
Prima Marine PCL	139,600	25,283
PTT PCL	119,000	135,369
Siam Commercial Bank PCL NVDR	11,000	41,820
Super Energy Corp. PCL	275,900	7,846
Taokaenoi Food & Marketing PCL Class F	1,700	392
TQM Corp. PCL NVDR	21,500	62,431
		354,811
TURKEY — 0.0% (a)
Akbank T.A.S.	55,949	30,334
Eldorado Gold Corp. (b)(c)	4,627	43,444
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	18,699	3,013
Koza Anadolu Metal Madencilik Isletmeleri A/S (b)	11,087	15,045
Migros Ticaret A/S (b)	8,937	25,533
Nuh Cimento Sanayi A/S	8,320	31,827
Turkiye Garanti Bankasi A/S	55,351	46,974
Turkiye Is Bankasi A/S Class C (b)	41,319	22,371
Vestel Elektronik Sanayi ve Ticaret A/S	12,476	23,525
		242,066

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.0% (a)
Amanat Holdings PJSC (b)	478,826	$149,916
Dana Gas PJSC	247,758	71,500
National Central Cooling Co. PJSC (b)	59,625	41,070
Network International Holdings PLC (b)(e)	10,680	42,268
		304,754
UNITED KINGDOM — 3.9%
3i Group PLC	84,621	1,660,770
Abrdn PLC	91,437	298,347
Alphawave IP Group PLC (b)	2,649	7,169
AO World PLC (b)(c)	19,296	28,880
Argo Blockchain PLC (b)	52,668	69,767
AstraZeneca PLC ADR	10,070	586,577
AstraZeneca PLC	10,967	1,289,052
Avacta Group PLC (b)(c)	21,806	37,332
BAE Systems PLC	55,453	412,946
Barclays PLC	151,495	383,710
boohoo Group PLC (b)	5,106	8,520
BP PLC	135,458	606,372
British American Tobacco PLC	10,251	379,532
British Land Co. PLC REIT	39,757	285,937
BT Group PLC (c)	76,123	174,814
Burberry Group PLC	9,874	243,070
Capita PLC (b)	5,450	2,694
Capricorn Energy PLC (c)	16,126	41,128
Ceres Power Holdings PLC (b)(c)	8,078	109,029
CK Hutchison Holdings, Ltd.	58,920	380,139
CMC Markets PLC (e)	10,476	37,389
CNH Industrial NV	8,571	166,380
Compass Group PLC	26,997	603,706
Craneware PLC	125	4,106
Diageo PLC	16,914	924,614
Eurasia Mining PLC (b)(c)	71,307	23,662
Experian PLC	23,102	1,136,471
Frontier Developments PLC (b)(c)	3,224	77,728
GlaxoSmithKline PLC	38,884	846,139
Greatland Gold PLC (b)(c)	69,923	15,153
Hammerson PLC REIT (c)	338,662	150,454
HSBC Holdings PLC (b)	162,325	986,407
Imperial Brands PLC	5,841	127,887
Indivior PLC (b)	5,374	18,707
InterContinental Hotels Group PLC (b)	11,894	770,211
iomart Group PLC	133	306
ITM Power PLC (b)(c)	10,505	56,060
J Sainsbury PLC	45,818	171,156
Land Securities Group PLC REIT	25,710	270,365
Learning Technologies Group PLC	29,168	70,243
Liberty Global PLC Class A (b)	2,535	70,321
Security Description	Shares	Value
Liberty Global PLC Class C (b)	10,002	$280,956
Linde PLC (d)	6,206	2,149,945
Linde PLC (b)(d)	1,653	575,216
Lloyds Banking Group PLC	538,643	348,732
M&G PLC	27,278	73,709
Marks & Spencer Group PLC (b)	61,439	192,562
National Grid PLC	12,194	175,038
Next PLC	4,508	497,628
On the Beach Group PLC (b)(e)	6,417	24,771
Pearson PLC	6,313	52,433
Prudential PLC	30,147	520,412
Quilter PLC (e)	26,811	53,926
Reckitt Benckiser Group PLC	4,983	428,036
RELX PLC (d)	19,381	630,539
RELX PLC (d)	32,649	1,058,903
Rolls-Royce Holdings PLC (b)	88,027	146,508
Sage Group PLC	104,130	1,202,498
Serica Energy PLC	52,879	172,609
Severn Trent PLC	15,510	619,092
Smith & Nephew PLC	28,201	494,076
Smiths Group PLC	21,692	464,069
SSE PLC	14,220	317,602
Standard Chartered PLC	30,385	184,539
Team17 Group PLC (b)	3,512	37,103
TechnipFMC PLC (b)	6,430	38,272
Tesco PLC	58,030	227,858
Unilever PLC (d)	9,644	515,374
Unilever PLC (d)	2	107
United Utilities Group PLC	27,634	407,600
Virgin Money UK PLC CDI	844	2,025
Vodafone Group PLC	205,707	312,779
Warehouse Reit PLC (c)	35,484	84,972
Whitbread PLC (b)	20,243	821,173
WPP PLC	21,422	324,823
		26,969,135
UNITED STATES — 60.7%
23andMe Holding Co. Class A (b)	718	4,782
3D Systems Corp. (b)	2,527	54,432
3M Co.	6,206	1,102,372
A10 Networks, Inc.	726	12,037
Abbott Laboratories	23,689	3,333,990
AbbVie, Inc.	7,284	986,254
Accel Entertainment, Inc. (b)	10,351	134,770
Accelerate Diagnostics, Inc. (b)	8,997	46,964
Accenture PLC Class A	6,206	2,572,697
ACM Research, Inc. Class A (b)	712	60,712
Activision Blizzard, Inc.	825	54,887
Adobe, Inc. (b)	7,503	4,254,651
Advanced Micro Devices, Inc. (b)	7,394	1,063,997
Adverum Biotechnologies, Inc. (b)	11	19

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Aerie Pharmaceuticals, Inc. (b)(c)	484	$3,398
Aeva Technologies, Inc. (b)	718	5,428
Affirm Holdings, Inc. (b)	412	41,431
Aflac, Inc.	24,541	1,432,949
Agenus, Inc. (b)	20,852	67,143
Agilent Technologies, Inc.	12,385	1,977,265
AGNC Investment Corp. REIT	5,691	85,593
Airbnb, Inc. Class A (b)	309	51,445
Akebia Therapeutics, Inc. (b)	18,901	42,716
Alector, Inc. (b)	206	4,254
Allegion PLC	2,021	267,661
Allstate Corp.	12,385	1,457,095
Alphabet, Inc. Class A (b)	2,709	7,848,081
Alphabet, Inc. Class C (b)	3,099	8,967,235
Alto Ingredients, Inc. (b)	2,925	14,069
Altria Group, Inc.	12,385	586,925
Amazon.com, Inc. (b)	4,065	13,554,092
AMC Entertainment Holdings, Inc. Class A (b)	4,802	130,614
Amcor PLC	17,949	215,583
American Electric Power Co., Inc.	12,385	1,101,893
American Express Co.	12,729	2,082,464
American Tower Corp. REIT	6,206	1,815,255
Amgen, Inc.	8,137	1,830,581
Amyris, Inc. (b)(c)	4,034	21,824
Annaly Capital Management, Inc. REIT	11,554	90,352
Antares Pharma, Inc. (b)	10,475	37,396
Anthem, Inc.	4,076	1,889,389
APA Corp.	2,721	73,168
Apollo Medical Holdings, Inc. (b)	103	7,568
Appian Corp. (b)	232	15,129
Apple, Inc.	145,864	25,901,071
Applied Materials, Inc.	16,237	2,555,054
Applied Therapeutics, Inc. (b)	4,442	39,756
Arbor Realty Trust, Inc. REIT	6,077	111,331
Archer-Daniels-Midland Co.	18,666	1,261,635
Arcturus Therapeutics Holdings, Inc. (b)	1,057	39,120
Arcus Biosciences, Inc. (b)	3,539	143,223
Arena Pharmaceuticals, Inc. (b)	2	186
Ares Commercial Real Estate Corp. REIT	25,943	377,211
Armada Hoffler Properties, Inc. REIT	12,949	197,084
ARMOUR Residential REIT, Inc. (c)	4,977	48,824
Arrowhead Pharmaceuticals, Inc. (b)	3,693	244,846
Arvinas, Inc. (b)	1,072	88,054
Aspira Women's Health, Inc. (b)(c)	11,803	20,891
Astra Space, Inc. (b)(c)	1,027	7,117
Security Description	Shares	Value
AT&T, Inc.	71,643	$1,762,418
Athenex, Inc. (b)	54	73
Automatic Data Processing, Inc.	6,206	1,530,276
Avanos Medical, Inc. (b)	815	28,256
Avidity Biosciences, Inc. (b)	1,130	26,860
Avrobio, Inc. (b)(c)	13	50
AxoGen, Inc. (b)	495	4,638
Axonics, Inc. (b)	2,836	158,816
Baker Hughes Co.	4,993	120,132
Bancorp, Inc. (b)	4,266	107,972
Bank of America Corp.	109,528	4,872,901
Bank of New York Mellon Corp.	18,804	1,092,136
Bath & Body Works, Inc.	1,787	124,715
Baxter International, Inc.	12,014	1,031,282
Becton Dickinson and Co.	5,850	1,471,158
Berkshire Hathaway, Inc. Class B (b)	7,135	2,133,365
Beyondspring, Inc. (b)(c)	4,002	18,129
Bill.Com Holdings, Inc. (b)	103	25,662
BioCryst Pharmaceuticals, Inc. (b)	12,884	178,443
BioDelivery Sciences International, Inc. (b)	6,401	19,843
Biogen, Inc. (b)	3,488	836,841
Bionano Genomics, Inc. (b)	2,653	7,932
Bioxcel Therapeutics, Inc. (b)	356	7,237
BJ's Restaurants, Inc. (b)	1,013	34,999
Blink Charging Co. (b)(c)	615	16,304
Block, Inc. (b)	2,000	323,020
Bloom Energy Corp. Class A (b)	805	17,654
Boeing Co. (b)	5,108	1,028,343
Bolt Biotherapeutics, Inc. (b)(c)	718	3,518
Booking Holdings, Inc. (b)	473	1,134,836
Bridgebio Pharma, Inc. (b)(c)	2,669	44,519
Brighthouse Financial, Inc. (b)	1,549	80,238
BrightSpire Capital, Inc. REIT	39,406	404,306
Bristol-Myers Squibb Co.	18,818	1,173,302
Broadcom, Inc.	4,627	3,078,852
Bumble, Inc. Class A (b)	309	10,463
C.H. Robinson Worldwide, Inc.	6,206	667,952
Caesars Entertainment, Inc. (b)	1,523	142,446
Callon Petroleum Co. (b)	412	19,467
Canoo, Inc. (b)(c)	2,566	19,810
Capital One Financial Corp.	6,206	900,429
Cara Therapeutics, Inc. (b)	2,958	36,028
CareDx, Inc. (b)	709	32,245
Carnival Corp. (b)(c)	6,206	124,865
Carrier Global Corp.	6,206	336,613
Cars.com, Inc. (b)	1,955	31,456
Carvana Co. (b)	242	56,093
Cassava Sciences, Inc. (b)(c)	312	13,634
Catalyst Pharmaceuticals, Inc. (b)	3,427	23,201
CatchMark Timber Trust, Inc. Class A, REIT	4,752	41,390

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Caterpillar, Inc.	6,206	$1,283,028
CDK Global, Inc.	1,772	73,963
Celldex Therapeutics, Inc. (b)	1,860	71,870
CEL-SCI Corp. (b)(c)	2,034	14,441
Celsius Holdings, Inc. (b)(c)	351	26,174
Century Communities, Inc.	802	65,596
Cerus Corp. (b)	4,266	29,051
ChampionX Corp. (b)	5,210	105,294
Change Healthcare, Inc. (b)	7,991	170,848
ChannelAdvisor Corp. (b)	2,401	59,257
Charles Schwab Corp.	23,336	1,962,558
Charlottes Web Holdings, Inc. (b)(c)	127	129
Charter Communications, Inc. Class A (b)	2,634	1,717,289
Chefs' Warehouse, Inc. (b)	345	11,489
ChemoCentryx, Inc. (b)	2,844	103,550
Chemours Co.	1,543	51,783
Chevron Corp.	17,015	1,996,710
Chimerix, Inc. (b)	3,490	22,441
Chubb, Ltd.	9,395	1,816,147
Church & Dwight Co., Inc.	17,777	1,822,143
Cigna Corp.	1,796	412,416
Cisco Systems, Inc.	56,858	3,603,091
Citigroup, Inc.	31,691	1,913,820
Citrix Systems, Inc.	6,206	587,026
Clean Energy Fuels Corp. (b)	18,991	116,415
Clear Channel Outdoor Holding, Inc. (b)	15,606	51,656
Clorox Co.	6,042	1,053,483
Cloudflare, Inc. Class A (b)	2,553	335,720
Clover Health Investments Corp. (b)(c)	3,899	14,504
Clovis Oncology, Inc. (b)	6,001	16,263
Coca-Cola Co.	24,611	1,457,217
Codexis, Inc. (b)	460	14,384
Coeur Mining, Inc. (b)	5,966	30,069
Cognizant Technology Solutions Corp. Class A	12,476	1,106,871
Coherus Biosciences, Inc. (b)	1,066	17,013
Colgate-Palmolive Co.	10,379	885,744
Collegium Pharmaceutical, Inc. (b)	1,646	30,747
Comcast Corp. Class A	31,758	1,598,380
Community Health Systems, Inc. (b)	8,836	117,607
Community Healthcare Trust, Inc. REIT	7,994	377,876
Computer Programs & Systems, Inc. (b)	242	7,091
Conagra Brands, Inc.	12,385	422,948
ConocoPhillips	12,385	893,949
ContextLogic, Inc. Class A (b)(c)	8,725	27,135
Corning, Inc.	24,902	927,101
Corteva, Inc.	9,882	467,221
Cortexyme, Inc. (b)(c)	1,539	19,422
Security Description	Shares	Value
Costco Wholesale Corp.	6,206	$3,523,146
Coty, Inc. Class A (b)	963	10,112
Crowdstrike Holdings, Inc. Class A (b)	1,974	404,177
CryoPort, Inc. (b)	1,314	77,749
CSX Corp.	48,458	1,822,021
Cue Biopharma, Inc. (b)	2,300	26,013
Cummins, Inc.	6,206	1,353,777
CVS Health Corp.	18,921	1,951,890
Cytokinetics, Inc. (b)	338	15,406
CytomX Therapeutics, Inc. (b)	55	238
Danaher Corp.	9,637	3,170,669
Danimer Scientific, Inc. (b)	821	6,995
Dave & Buster's Entertainment, Inc. (b)	2,727	104,717
Deere & Co.	5,405	1,853,320
Dell Technologies, Inc. Class C (b)	1,295	72,740
Denny's Corp. (b)	1,213	19,408
Dermtech, Inc. (b)	309	4,882
Designer Brands, Inc. Class A (b)(c)	1,955	27,781
Devon Energy Corp.	2,721	119,860
DexCom, Inc. (b)	248	133,164
Diebold Nixdorf, Inc. (b)	3,571	32,318
Digital Turbine, Inc. (b)(c)	5,096	310,805
Dine Brands Global, Inc.	626	47,457
Discover Financial Services	11,945	1,380,364
DocuSign, Inc. (b)	699	106,465
Dollar Tree, Inc. (b)	6,808	956,660
Domo, Inc. Class B (b)	1,266	62,794
DoorDash, Inc. Class A (b)	103	15,337
Douglas Elliman, Inc.	18,331	210,801
Dow, Inc.	10,006	567,540
Duke Energy Corp.	6,766	709,753
DuPont de Nemours, Inc.	7,208	582,262
Durect Corp. (b)(c)	130	128
DXC Technology Co. (b)	2,020	65,024
Dynavax Technologies Corp. (b)	7,486	105,328
Dynex Capital, Inc. REIT (c)	20,189	337,358
Easterly Government Properties, Inc. REIT	35,030	802,888
Eaton Corp. PLC	12,385	2,140,376
eBay, Inc.	17,639	1,172,994
Ebix, Inc.	805	24,472
Ecolab, Inc.	4,258	998,884
Edison International	10,713	731,162
Editas Medicine, Inc. (b)	779	20,682
eGain Corp. (b)	11	110
eHealth, Inc. (b)	242	6,171
El Pollo Loco Holdings, Inc. (b)	1,068	15,155
Elanco Animal Health, Inc. (b)	2,607	73,987
Electric Last Mile Solutions I (b)(c)	2,566	18,039
Eli Lilly & Co.	9,810	2,709,718
Ellington Financial, Inc. REIT	4,546	77,691

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	12,385	$1,151,433
Endo International PLC (b)	3,699	13,908
Energy Fuels, Inc. (b)(c)	512	3,916
Enphase Energy, Inc. (b)	809	147,998
EOG Resources, Inc.	12,178	1,081,772
Equity Residential REIT	6,206	561,643
Essential Properties Realty Trust, Inc. REIT	3,112	89,719
Estee Lauder Cos., Inc. Class A	6,206	2,297,461
Etsy, Inc. (b)	474	103,778
Eventbrite, Inc. Class A (b)	575	10,028
Everi Holdings, Inc. (b)	2,492	53,204
EverQuote, Inc. Class A (b)	496	7,767
Evolent Health, Inc. Class A (b)	1,596	44,161
Evolv Technologies Holdings, Inc. (b)(c)	2,360	10,526
Exelon Corp.	12,385	715,358
eXp World Holdings, Inc. (c)	468	15,767
Expedia Group, Inc. (b)	458	82,770
Expro Group Holdings NV (b)(c)	738	10,590
Exxon Mobil Corp.	34,287	2,098,022
Faraday Future Intelligent Electric, Inc. (b)(c)	8,210	43,677
Fastenal Co.	12,491	800,173
Fastly, Inc. Class A (b)(c)	351	12,443
Fate Therapeutics, Inc. (b)	820	47,978
FB Financial Corp.	1,042	45,660
FedEx Corp.	4,680	1,210,435
Ferguson PLC	4,989	885,551
FirstEnergy Corp.	12,385	515,092
Fiverr International, Ltd. (b)	52	5,912
Fluidigm Corp. (b)(c)	10,212	40,031
Ford Motor Co.	49,743	1,033,162
Forterra, Inc. (b)	2,842	67,583
Fortive Corp.	6,073	463,309
Fox Corp. Class A	8,803	324,831
Franklin BSP Realty Trust, Inc.	802	11,982
Franklin Resources, Inc.	18,666	625,124
Freeport-McMoRan, Inc.	3,571	149,018
Frequency Therapeutics, Inc. (b)	11	56
fuboTV, Inc. (b)(c)	3,308	51,340
FuelCell Energy, Inc. (b)(c)	4,162	21,642
Fulgent Genetics, Inc. (b)(c)	234	23,538
GameStop Corp. Class A (b)	345	51,195
General Dynamics Corp.	6,206	1,293,765
General Electric Co.	6,123	578,440
General Mills, Inc.	6,206	418,160
General Motors Co. (b)	12,385	726,133
Generation Bio Co. (b)	575	4,071
Geron Corp. (b)(c)	8,824	10,765
Gilead Sciences, Inc.	15,956	1,158,565
Gladstone Commercial Corp. REIT	22,516	580,237
Security Description	Shares	Value
Global Blood Therapeutics, Inc. (b)	412	$12,059
Global Medical REIT, Inc.	10,968	194,682
Globalstar, Inc. (b)(c)	49,504	57,425
Globant SA (b)	7	2,199
Goldman Sachs Group, Inc.	5,984	2,289,179
Granite Point Mortgage Trust, Inc. REIT	2,660	31,149
Green Brick Partners, Inc. (b)	1,514	45,920
Groupon, Inc. (b)(c)	501	11,603
GrowGeneration Corp. (b)	928	12,110
Halliburton Co.	12,385	283,245
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,815	96,413
Healthpeak Properties, Inc. REIT	16,889	609,524
Hecla Mining Co.	2,491	13,003
Heron Therapeutics, Inc. (b)(c)	1,314	11,997
Hershey Co.	6,206	1,200,675
Hess Corp.	6,206	459,430
Hewlett Packard Enterprise Co.	24,902	392,705
Home Depot, Inc.	10,902	4,524,439
Homology Medicines, Inc. (b)	1,610	5,860
Honeywell International, Inc.	12,858	2,681,022
HP, Inc.	24,902	938,058
Humanigen, Inc. (b)	924	3,437
Hyzon Motors, Inc. (b)(c)	615	3,991
Ichor Holdings, Ltd. (b)	230	10,587
Illinois Tool Works, Inc.	8,787	2,168,632
ImmunityBio, Inc. (b)	2,126	12,926
ImmunoGen, Inc. (b)	9,998	74,185
Ingersoll Rand, Inc.	9,507	588,198
Inhibrx, Inc. (b)(c)	2,641	115,332
Inmode, Ltd. (b)	3,577	252,465
Innovative Industrial Properties, Inc. REIT (c)	1,132	297,614
Inovio Pharmaceuticals, Inc. (b)	1,956	9,760
Inseego Corp. (b)(c)	1,265	7,375
Inspire Medical Systems, Inc. (b)	576	132,515
Installed Building Products, Inc.	52	7,265
Intel Corp.	46,285	2,383,678
Intellia Therapeutics, Inc. (b)	1,071	126,635
Intercept Pharmaceuticals, Inc. (b)(c)	1,916	31,212
International Business Machines Corp.	10,022	1,339,541
International Flavors & Fragrances, Inc.	1,812	272,978
International Money Express, Inc. (b)	4,988	79,609
International Seaways, Inc.	508	7,457
Intra-Cellular Therapies, Inc. (b)	2,360	123,522
Intuit, Inc.	4,957	3,188,442

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Invitae Corp. (b)	245	$3,741
J.M. Smucker Co.	6,206	842,899
Johnson & Johnson	20,453	3,498,895
Johnson Controls International PLC	16,452	1,337,712
JPMorgan Chase & Co.	34,598	5,478,593
Juniper Networks, Inc.	12,385	442,268
Kala Pharmaceuticals, Inc. (b)(c)	19	23
Karyopharm Therapeutics, Inc. (b)	6,284	40,406
Kellogg Co.	6,206	399,791
Keysight Technologies, Inc. (b)	6,204	1,281,188
Kimberly-Clark Corp.	6,206	886,962
Kinder Morgan, Inc.	9,171	145,452
KKR Real Estate Finance Trust, Inc. REIT	2,988	62,240
Kohl's Corp.	6,206	306,514
Kraft Heinz Co.	716	25,704
Krystal Biotech, Inc. (b)	2	140
Kymera Therapeutics, Inc. (b)	920	58,411
Kyndryl Holdings, Inc. (b)	2,003	36,254
Lamb Weston Holdings, Inc.	4,152	263,154
Lantheus Holdings, Inc. (b)	2,496	72,109
Laredo Petroleum, Inc. (b)	412	24,774
Las Vegas Sands Corp. (b)	6,206	233,594
Latch, Inc. (b)(c)	1,333	10,091
Leidos Holdings, Inc.	1,548	137,617
Lemonade, Inc. (b)(c)	575	24,213
LGI Homes, Inc. (b)	52	8,033
Liberty Broadband Corp. Class C (b)	906	145,957
Limelight Networks, Inc. (b)	4,987	17,105
Lindblad Expeditions Holdings, Inc. (b)(c)	4,752	74,131
Livent Corp. (b)	690	16,822
Lockheed Martin Corp.	3,543	1,259,218
Lordstown Motors Corp. Class A (b)(c)	14,196	48,976
Lowe's Cos., Inc.	10,125	2,617,110
Lucid Group, Inc. (b)(c)	3,284	124,956
Lumen Technologies, Inc.	4,194	52,635
LyondellBasell Industries NV Class A	6,089	561,588
M/I Homes, Inc. (b)	408	25,369
MacroGenics, Inc. (b)	3,800	60,990
Macy's, Inc.	3,146	82,362
Magnite, Inc. (b)(c)	2,136	37,380
Marathon Digital Holdings, Inc. (b)(c)	2,431	79,883
Marathon Oil Corp.	18,666	306,496
Marathon Petroleum Corp.	12,491	799,299
Marsh & McLennan Cos., Inc.	12,385	2,152,761
Mastercard, Inc. Class A	3,325	1,194,739
Matador Resources Co.	1,956	72,216
Mattel, Inc. (b)	375	8,085
Maxar Technologies, Inc.	3,135	92,577
Security Description	Shares	Value
Maxeon Solar Technologies, Ltd. (b)	2,463	$34,236
McCormick & Co., Inc.	12,844	1,240,859
McDonald's Corp.	6,206	1,663,642
McKesson Corp.	4,041	1,004,471
MediaAlpha, Inc. Class A (b)(c)	615	9,496
Medifast, Inc.	472	98,851
Medtronic PLC	21,657	2,240,417
MeiraGTx Holdings PLC (b)(c)	1,170	27,776
Merchants Bancorp	1,071	50,690
Merck & Co., Inc.	24,783	1,899,369
Mersana Therapeutics, Inc. (b)	1,780	11,072
Meta Financial Group, Inc.	823	49,100
Meta Materials, Inc. (b)(c)	10,058	24,743
Meta Platforms, Inc. Class A (b)	20,369	6,851,113
MetLife, Inc.	18,427	1,151,503
MetroMile, Inc. (b)	4,208	9,216
MGP Ingredients, Inc.	220	18,698
Micron Technology, Inc.	1,408	131,155
Microsoft Corp.	67,008	22,536,131
Microvast Holdings, Inc. (b)(c)	2,054	11,626
MicroVision, Inc. (b)(c)	1,876	9,399
Mind Medicine MindMed, Inc. (b)	6,465	8,854
Mitek Systems, Inc. (b)	4,286	76,077
Moderna, Inc. (b)	2,750	698,445
Molecular Templates, Inc. (b)	13	51
Monarch Casino & Resort, Inc. (b)	764	56,498
Mondelez International, Inc. Class A	6,206	411,520
MoneyGram International, Inc. (b)	924	7,290
Monte Rosa Therapeutics, Inc. (b)	718	14,662
Morgan Stanley	18,666	1,832,255
Mosaic Co.	5,691	223,599
MRC Global, Inc. (b)	5,505	37,874
Nautilus, Inc. (b)	15	92
Neoleukin Therapeutics, Inc. (b)	15	72
NeoPhotonics Corp. (b)	2,300	35,351
NetApp, Inc.	6,206	570,890
Netflix, Inc. (b)	2,638	1,589,237
Newmont Corp.	6,206	384,896
News Corp. Class A	3,224	71,927
NexPoint Residential Trust, Inc. REIT	23,068	1,933,790
NextEra Energy, Inc.	24,830	2,318,129
NexTier Oilfield Solutions, Inc. (b)	7,448	26,440
NIKE, Inc. Class B	19,382	3,230,398
nLight, Inc. (b)	345	8,263
NMI Holdings, Inc. Class A (b)	242	5,288
Norfolk Southern Corp.	6,206	1,847,588
Northrop Grumman Corp.	2,611	1,010,640

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Nov, Inc.	2,721	$36,870
Novavax, Inc. (b)	589	84,268
NOW, Inc. (b)	713	6,089
Nurix Therapeutics, Inc. (b)	460	13,317
nVent Electric PLC	461	17,518
NVIDIA Corp.	19,094	5,615,736
Occidental Petroleum Corp.	7,388	214,178
Oceaneering International, Inc. (b)	4,585	51,856
Ocugen, Inc. (b)(c)	3,419	15,556
Ocular Therapeutix, Inc. (b)	2,124	14,804
Omeros Corp. (b)(c)	2,380	15,303
Ontrack, Inc. (b)	12	75
Oracle Corp.	24,973	2,177,895
O'Reilly Automotive, Inc. (b)	2,401	1,695,658
Organon & Co.	2,475	75,364
ORIC Pharmaceuticals, Inc. (b)	575	8,453
Otis Worldwide Corp.	3,106	270,439
Overstock.com, Inc. (b)(c)	1,158	68,334
Owens & Minor, Inc.	3,457	150,380
Pacific Biosciences of California, Inc. (b)(c)	1,610	32,941
Palantir Technologies, Inc. Class A (b)	8,253	150,287
Palomar Holdings, Inc. (b)	1,068	69,174
Par Pacific Holdings, Inc. (b)	1,265	20,860
Parker-Hannifin Corp.	5,756	1,831,099
Passage Bio, Inc. (b)	1,753	11,132
PayPal Holdings, Inc. (b)	13,184	2,486,239
PBF Energy, Inc. Class A (b)	2,401	31,141
Peabody Energy Corp. (b)	1,745	17,572
Peloton Interactive, Inc. Class A (b)	2,332	83,392
Penn National Gaming, Inc. (b)	793	41,117
PennyMac Financial Services, Inc.	242	16,887
Pentair PLC	461	33,667
People's United Financial, Inc.	45,588	812,378
PepsiCo, Inc.	12,730	2,211,328
Personalis, Inc. (b)	2,083	29,724
PetMed Express, Inc. (c)	820	20,713
Pfizer, Inc.	62,226	3,674,445
PG&E Corp. (b)	1,287	15,624
Phathom Pharmaceuticals, Inc. (b)	356	7,003
Philip Morris International, Inc.	12,385	1,176,575
Phillips 66	3,073	222,670
Piedmont Lithium, Inc. (b)	103	5,403
Pinterest, Inc. Class A (b)	3,727	135,476
Pioneer Natural Resources Co.	4,192	762,441
Plug Power, Inc. (b)(c)	3,515	99,228
PNC Financial Services Group, Inc.	6,206	1,244,427
PPL Corp.	18,666	561,100
Precision BioSciences, Inc. (b)	5,850	43,290
Prelude Therapeutics, Inc. (b)	412	5,129
Premier Financial Corp.	242	7,480
Security Description	Shares	Value
Procter & Gamble Co.	13,433	$2,197,370
Prologis, Inc. REIT	18,804	3,165,841
Provention Bio, Inc. (b)(c)	1,725	9,695
Prudential Financial, Inc.	9,290	1,005,550
PTC Therapeutics, Inc. (b)	1,526	60,781
Public Service Enterprise Group, Inc.	12,385	826,451
Public Storage REIT	5,224	1,956,701
PubMatic, Inc. Class A (b)	309	10,521
Puma Biotechnology, Inc. (b)	25	76
PureCycle Technologies, Inc. (b)(c)	2,154	20,614
Purple Innovation, Inc. (b)	585	7,763
QUALCOMM, Inc.	14,997	2,742,501
Quanterix Corp. (b)	575	24,380
Quantum-Si, Inc. (b)	5,644	44,418
Quidel Corp. (b)	117	15,794
QuinStreet, Inc. (b)	1,071	19,482
Quotient, Ltd. (b)(c)	146	378
Qurate Retail, Inc. Class A	11,308	85,941
Radius Health, Inc. (b)(c)	2,376	16,442
Raytheon Technologies Corp.	20,808	1,790,737
REC Silicon ASA (b)(c)	21,511	43,738
Recursion Pharmaceuticals, Inc. Class A (b)	718	12,299
REGENXBIO, Inc. (b)	220	7,194
Rekor Systems, Inc. (b)(c)	3,593	23,534
Relmada Therapeutics, Inc. (b)	864	19,466
Renalytix PLC (b)	2,207	18,534
Renewable Energy Group, Inc. (b)	234	9,931
Resideo Technologies, Inc. (b)	1,204	31,340
Retail Opportunity Investments Corp. REIT	51,171	1,002,952
Revance Therapeutics, Inc. (b)(c)	3,557	58,050
Rigel Pharmaceuticals, Inc. (b)	26,706	70,771
Riot Blockchain, Inc. (b)(c)	3,641	81,304
Rivian Automotive, Inc. Class A (b)	309	32,040
Roku, Inc. (b)	825	188,265
Romeo Power, Inc. (b)	3,696	13,490
Ross Stores, Inc.	11,207	1,280,736
Ruth's Hospitality Group, Inc. (b)	6,395	127,261
Sabre Corp. (b)(c)	1,495	12,842
Safehold, Inc. REIT	1,302	103,965
salesforce.com, Inc. (b)	13,316	3,383,995
Sangamo Therapeutics, Inc. (b)	816	6,120
Sarepta Therapeutics, Inc. (b)	472	42,504
Schlumberger NV	12,601	377,400
Schneider Electric SE	6,444	1,263,807
Scholar Rock Holding Corp. (b)	2,198	54,598
Schrodinger, Inc. (b)	115	4,005
Scientific Games Corp. Class A (b)	2,112	141,145

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Seagate Technology Holdings PLC	6,206	$701,154
Seer, Inc. (b)(c)	1,642	37,454
Select Energy Services, Inc. Class A (b)	15,261	95,076
Sema4 Holdings Corp. (b)(c)	9,546	42,575
Senseonics Holdings, Inc. (b)(c)	3,284	8,768
Seres Therapeutics, Inc. (b)	2,978	24,807
Seritage Growth Properties Class A, REIT (b)	3,965	52,616
ServiceNow, Inc. (b)	248	160,979
SI-BONE, Inc. (b)	712	15,814
SIGA Technologies, Inc. (b)	2,491	18,732
Silvergate Capital Corp. Class A (b)	206	30,529
Simon Property Group, Inc. REIT	6,206	991,533
Simulations Plus, Inc. (c)	296	14,001
Skillz, Inc. (b)	6,980	51,931
Skyline Champion Corp. (b)	1,456	114,995
SkyWater Technology, Inc. (b)	1,539	24,963
SmileDirectClub, Inc. (b)(c)	3,078	7,233
Smith & Wesson Brands, Inc.	585	10,413
Snap, Inc. Class A (b)	7,576	356,299
Snowflake, Inc. Class A (b)	821	278,114
SolarEdge Technologies, Inc. (b)	52	14,590
Sorrento Therapeutics, Inc. (b)(c)	5,217	24,259
Southern Co.	6,206	425,608
Sprout Social, Inc. Class A (b)	920	83,435
Starbucks Corp.	23,037	2,694,638
State Street Corp. (g)	6,206	577,158
Stellantis NV	10,607	201,271
Sunnova Energy International, Inc. (b)	1,068	29,819
Swiss Re AG	5,850	579,511
Synchrony Financial	6,918	320,926
Sysco Corp.	12,385	972,842
Tabula Rasa HealthCare, Inc. (b)	1,969	29,535
Tandem Diabetes Care, Inc. (b)	576	86,700
Tapestry, Inc.	5,942	241,245
Target Corp.	6,206	1,436,317
TE Connectivity, Ltd.	12,385	1,998,196
TechTarget, Inc. (b)	8,317	795,604
Teladoc Health, Inc. (b)(c)	356	32,688
Tellurian, Inc. (b)	6,877	21,181
Tenneco, Inc. Class A (b)	4,355	49,212
Tesla, Inc. (b)	6,836	7,224,148
Texas Instruments, Inc.	16,637	3,135,575
TherapeuticsMD, Inc. (b)(c)	261	93
Thermo Fisher Scientific, Inc.	6,149	4,102,859
Tivity Health, Inc. (b)	1,213	32,072
TJX Cos., Inc.	24,541	1,863,153
Trade Desk, Inc. Class A (b)	2,699	247,336
Security Description	Shares	Value
Trane Technologies PLC	9,737	$1,967,166
TRANSOCEAN, Ltd. (b)(c)	2,119	5,848
Travelers Cos., Inc.	6,206	970,805
Triumph Group, Inc. (b)	3,557	65,911
Twilio, Inc. Class A (b)	816	214,885
Twist Bioscience Corp. (b)	1,651	127,771
Twitter, Inc. (b)	3,682	159,136
Tyson Foods, Inc. Class A	9,530	830,635
Uber Technologies, Inc. (b)	484	20,294
UMH Properties, Inc. REIT	35,570	972,128
Union Pacific Corp.	9,396	2,367,134
Unisys Corp. (b)	2,379	48,936
United Parcel Service, Inc. Class B	6,206	1,330,194
UnitedHealth Group, Inc.	10,913	5,479,854
Universal Corp.	220	12,082
Upstart Holdings, Inc. (b)	103	15,584
Uranium Energy Corp. (b)(c)	1,233	4,131
UroGen Pharma, Ltd. (b)(c)	1,265	12,030
Urstadt Biddle Properties, Inc. Class A, REIT	1,523	32,440
US Bancorp	18,818	1,057,007
Valero Energy Corp.	10,440	784,148
Vanda Pharmaceuticals, Inc. (b)	1,433	22,484
Vapotherm, Inc. (b)(c)	859	17,790
Vaxart, Inc. (b)	2,691	16,873
Vector Group, Ltd.	36,661	420,868
Velodyne Lidar, Inc. (b)	2,772	12,862
Veracyte, Inc. (b)	230	9,476
Veritone, Inc. (b)(c)	718	16,141
Verizon Communications, Inc.	21,222	1,102,695
Vertex, Inc. Class A (b)	690	10,950
Verve Therapeutics, Inc. (b)(c)	103	3,798
ViacomCBS, Inc. Class B	12,559	379,031
Viad Corp. (b)	690	29,525
Viatris, Inc.	7,838	106,048
Victoria's Secret & Co. (b)	595	33,046
Viking Therapeutics, Inc. (b)	1,066	4,904
Vimeo, Inc. (b)	821	14,745
Vinco Ventures, Inc. (b)(c)	7,288	17,345
Vir Biotechnology, Inc. (b)	206	8,625
Virgin Galactic Holdings, Inc. (b)	2,292	30,667
Visa, Inc. Class A	23,126	5,011,635
Vista Outdoor, Inc. (b)	1,563	72,007
VMware, Inc. Class A	571	66,168
Vontier Corp.	2,428	74,612
Vuzix Corp. (b)	412	3,572
Walmart, Inc.	12,730	1,841,904
Walgreens Boots Alliance, Inc.	12,385	646,002
Walt Disney Co. (b)	21,581	3,342,681
Waste Management, Inc.	12,272	2,048,197
WaVe Life Sciences, Ltd. (b)	10	31
Wayfair, Inc. Class A (b)(c)	356	67,629
Wells Fargo & Co.	49,276	2,364,263

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Western Digital Corp. (b)	7,728	$503,943
Williams Cos., Inc.	11,285	293,861
WM Technology, Inc. (b)(c)	1,951	11,667
Workhorse Group, Inc. (b)	4,418	19,263
Yum! Brands, Inc.	6,206	861,765
Zillow Group, Inc. Class C (b)(c)	1,038	66,276
ZIOPHARM Oncology, Inc. (b)	34,092	37,160
Zoetis, Inc.	713	173,993
Zomedica Corp. (b)	16,935	5,191
Zoom Video Communications, Inc. Class A (b)	1,847	339,682
Zscaler, Inc. (b)	812	260,920
Zynex, Inc. (b)(c)	2,300	22,931
		414,349,722
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	5,580	133,719
TOTAL COMMON STOCKS (Cost $561,469,621)		681,052,798

RIGHTS — 0.0% (a)
SOUTH KOREA — 0.0% (a)
Enzychem Lifesciences Corp. (expiring 12/17/21) (b)	569	—
UNITED STATES — 0.0% (a)
Progenic Pharmaceuticals, Inc. (CVR)	5,004	214
TOTAL RIGHTS (Cost $0)		214
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Comfort Gloves Bhd (expiring 06/26/26) (b)	12,930	667
Frontken Corp. Bhd (expiring 05/03/26) (b)	19,500	2,715
TOTAL WARRANTS (Cost $0)		3,382
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (h) (i)	621,121	621,183
State Street Navigator Securities Lending Portfolio II (j) (k)	11,381,448	11,381,448
TOTAL SHORT-TERM INVESTMENTS (Cost $12,002,631)		12,002,631
TOTAL INVESTMENTS — 101.5% (Cost $573,472,252)		693,059,025
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(10,237,849)
NET ASSETS — 100.0%		$682,821,176

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $667, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2021.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$680,482,948	$569,183	$667	$681,052,798
Rights	—	214	—	214
Warrants	3,382	—	—	3,382
Short-Term Investments	12,002,631	—	—	12,002,631
TOTAL INVESTMENTS	$692,488,961	$569,397	$667	$693,059,025
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	22.5%
Financials	13.4
Consumer Discretionary	12.7
Health Care	11.9
Industrials	11.1
Communication Services	8.2
Consumer Staples	6.4
Materials	4.3
Energy	3.6
Real Estate	3.4
Utilities	2.2
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	5,305	$449,440	$86,599	$—	$—	$41,119	6,206	$577,158	$3,537
State Street Institutional Liquid Reserves Fund, Premier Class	990,099	990,297	15,234,115	15,603,063	(166)	—	621,121	621,183	144
State Street Navigator Securities Lending Portfolio II	9,339,802	9,339,802	16,354,951	14,313,305	—	—	11,381,448	11,381,448	38,924
Total		$10,779,539	$31,675,665	$29,916,368	$(166)	$41,119		$12,579,789	$42,605
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.1%
MercadoLibre, Inc. (a)	81	$109,220
AUSTRALIA — 1.6%
Afterpay, Ltd. (a)	348	21,003
Ampol, Ltd.	3,165	68,251
Aristocrat Leisure, Ltd.	1,465	46,408
ASX, Ltd.	233	15,737
Australia & New Zealand Banking Group, Ltd.	4,992	99,846
Brambles, Ltd.	5,993	46,317
Cochlear, Ltd.	159	24,984
Coles Group, Ltd.	998	13,017
Commonwealth Bank of Australia	2,878	211,337
Computershare, Ltd.	1,740	25,301
Crown Resorts, Ltd. (a)	1,824	15,861
CSL, Ltd.	833	176,070
Dexus REIT	1,896	15,329
Domino's Pizza Enterprises, Ltd.	112	9,611
Endeavour Group, Ltd. (b)	2,233	10,942
Evolution Mining, Ltd.	1,266	3,737
Fortescue Metals Group, Ltd.	7,731	107,976
Goodman Group REIT	2,674	51,519
GPT Group REIT	2,094	8,252
IDP Education, Ltd. (a)	379	9,548
Insurance Australia Group, Ltd.	5,428	16,812
LendLease Corp., Ltd. Stapled Security	1,238	9,622
Macquarie Group, Ltd.	663	99,010
Magellan Financial Group, Ltd. (b)	211	3,258
Medibank Pvt, Ltd.	2,041	4,971
Mirvac Group REIT	6,704	14,184
National Australia Bank, Ltd.	5,572	116,834
Northern Star Resources, Ltd.	2,689	18,397
QBE Insurance Group, Ltd. (b)	3,567	29,435
Ramsay Health Care, Ltd.	23	1,196
REA Group, Ltd. (b)	125	15,235
Rio Tinto PLC	315	20,872
Scentre Group REIT	13,375	30,729
SEEK, Ltd.	257	6,125
Sonic Healthcare, Ltd.	1,053	35,699
Stockland REIT	4,007	12,352
Suncorp Group, Ltd.	4,111	33,087
Sydney Airport Stapled Security (a)	5,589	35,271
Tabcorp Holdings, Ltd.	9,475	34,582
Telstra Corp., Ltd.	8,658	26,312
Transurban Group Stapled Security	6,981	70,144
Treasury Wine Estates, Ltd.	1,885	16,967
Vicinity Centres REIT	7,102	8,726
Wesfarmers, Ltd. (a)	2,417	104,207
Westpac Banking Corp.	6,702	104,032
WiseTech Global, Ltd.	273	11,627
Security Description	Shares	Value
Woolworths Group, Ltd.	2,233	$61,709
		1,922,441
AUSTRIA — 0.1%
Erste Group Bank AG	456	21,443
Raiffeisen Bank International AG	1,128	33,198
Verbund AG	783	88,063
		142,704
BELGIUM — 0.2%
Ageas SA/NV	226	11,707
Anheuser-Busch InBev SA/NV (a)	1,663	100,553
Elia Group SA	201	26,446
Groupe Bruxelles Lambert SA	117	13,060
KBC Group NV	163	13,988
Proximus SADP	665	12,962
UCB SA	172	19,628
Umicore SA	707	28,743
		227,087
BRAZIL — 0.4%
Ambev SA	11,454	31,709
Americanas SA	1,081	6,129
B3 SA - Brasil Bolsa Balcao	12,674	25,348
Banco Bradesco SA Preference Shares	2,611	9,005
Banco Bradesco SA	2,318	6,738
Banco BTG Pactual SA	2,976	11,220
Banco do Brasil SA	2,640	13,674
Banco Inter SA	1,937	9,935
CCR SA	5,841	12,154
Itau Unibanco Holding SA Preference Shares	6,839	25,723
Localiza Rent a Car SA	1,816	17,280
Lojas Renner SA	1,808	7,933
Natura & Co. Holding SA (a)	2,147	9,802
Notre Dame Intermedica Participacoes SA	752	8,148
Raia Drogasil SA	812	3,543
Telefonica Brasil SA	1,710	14,794
TIM SA	4,000	9,443
Vale SA	10,337	144,681
WEG SA	2,796	16,555
Wheaton Precious Metals Corp.	2,282	98,062
		481,876
CANADA — 3.2%
Agnico Eagle Mines, Ltd.	1,107	58,884
Alimentation Couche-Tard, Inc.	1,937	81,274
AltaGas, Ltd. (b)	6,100	131,885
Ballard Power Systems, Inc. (a)(b)	600	7,548
Bank of Montreal	1,265	136,389
Bank of Nova Scotia	2,339	165,821
BCE, Inc.	1,547	80,599
BlackBerry, Ltd. (a)(b)	1,821	17,040

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Brookfield Asset Management, Inc. Class A	3,002	$181,548
CAE, Inc. (a)	514	12,985
Cameco Corp.	3,512	76,682
Canadian Imperial Bank of Commerce	815	95,137
Canadian National Railway Co. (b)	1,182	145,398
Canadian Pacific Railway, Ltd. (c)	1,130	81,390
Canadian Pacific Railway, Ltd. (c)	501	36,042
Canadian Tire Corp., Ltd. Class A	143	20,541
Canopy Growth Corp. (a)(b)	825	7,211
CCL Industries, Inc. Class B	401	21,533
CGI, Inc. (a)	324	28,690
Constellation Software, Inc.	34	63,172
Dollarama, Inc.	446	22,354
Enbridge, Inc. (c)	968	37,865
Enbridge, Inc. (c)	5,183	202,552
Fairfax Financial Holdings, Ltd.	65	32,020
FirstService Corp.	28	5,511
Franco-Nevada Corp.	824	114,120
George Weston, Ltd.	396	45,978
Great-West Lifeco, Inc.	1,074	32,276
Hydro One, Ltd. (b)(d)	4,439	115,653
iA Financial Corp., Inc.	99	5,673
Intact Financial Corp.	305	39,701
Ivanhoe Mines, Ltd. Class A (a)	7,100	58,007
Keyera Corp. (b)	952	21,502
Kirkland Lake Gold, Ltd.	563	23,627
Lightspeed Commerce, Inc. (a)	200	8,088
Loblaw Cos., Ltd.	777	63,752
Magna International, Inc.	300	24,308
Manulife Financial Corp.	3,584	68,409
Metro, Inc.	646	34,429
National Bank of Canada (b)	423	32,296
Nuvei Corp. (a)(d)	100	6,492
Onex Corp.	300	23,579
Open Text Corp.	397	18,870
Pan American Silver Corp.	400	9,994
Pembina Pipeline Corp.	4,100	124,543
Power Corp. of Canada (b)	1,454	48,116
Restaurant Brands International, Inc.	530	32,182
RioCan Real Estate Investment Trust	851	15,455
Ritchie Bros Auctioneers, Inc. (b)	258	15,811
Rogers Communications, Inc. Class B	1,088	51,878
Royal Bank of Canada	2,445	259,859
Shaw Communications, Inc. Class B	1,256	38,173
Shopify, Inc. Class A (a)	199	274,390
Sun Life Financial, Inc. (b)	874	48,718
TELUS Corp.	2,231	52,616
Security Description	Shares	Value
TFI International, Inc.	200	$22,463
Thomson Reuters Corp.	548	65,626
Toronto-Dominion Bank	2,955	226,874
West Fraser Timber Co., Ltd.	218	20,827
WSP Global, Inc. (b)	375	54,515
		3,848,871
CHILE — 0.2%
Antofagasta PLC	3,068	55,621
Banco de Chile	100,558	7,856
Banco de Credito e Inversiones SA	255	7,449
Cia Cervecerias Unidas SA	950	7,727
Falabella SA	9,216	30,060
Lundin Mining Corp.	5,101	39,899
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	999	50,992
		199,604
CHINA — 4.0%
360 DigiTech, Inc. ADR	400	9,172
Agricultural Bank of China, Ltd. Class H	131,000	45,032
Alibaba Group Holding, Ltd. (a)	26,424	402,988
Alibaba Health Information Technology, Ltd. (a)(b)	8,000	6,762
ANTA Sports Products, Ltd.	1,000	14,994
Baidu, Inc. ADR (a)	477	70,973
Bank of China, Ltd. Class H	293,000	105,605
Bank of Communications Co., Ltd. Class A	31,828	23,074
Bank of Communications Co., Ltd. Class H	52,000	31,415
Bank of Jiangsu Co., Ltd. Class A	14,700	13,477
BeiGene, Ltd. ADR (a)	100	27,093
Beijing Easpring Material Technology Co., Ltd. Class A	600	8,197
Bilibili, Inc. ADR (a)(b)	399	18,514
BOC Hong Kong Holdings, Ltd.	3,500	11,470
BOE Technology Group Co., Ltd. Class A	9,200	7,306
Budweiser Brewing Co. APAC, Ltd. (b)(d)	3,800	9,968
BYD Co., Ltd. Class H (b)	1,500	51,294
CanSino Biologics, Inc. Class H (a)(b)(d)	200	4,623
CGN Power Co., Ltd. Class H (d)	107,000	32,527
Chengtun Mining Group Co., Ltd. Class A	5,900	9,955
China Bohai Bank Co., Ltd. Class H (d)	30,000	11,544
China CITIC Bank Corp., Ltd. Class H	60,000	26,012
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(e)	24,000	—

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China Conch Venture Holdings, Ltd.	2,500	$12,217
China Construction Bank Corp. Class A	800	737
China Construction Bank Corp. Class H	207,000	143,376
China Everbright Bank Co., Ltd. Class A	26,309	13,736
China Evergrande Group (b)	33,700	6,873
China Feihe, Ltd. (a)(d)	5,000	6,708
China Huarong Asset Management Co., Ltd. Class H (a)(d)(e)	65,000	4,252
China Jushi Co., Ltd. Class A	3,200	9,159
China Life Insurance Co., Ltd. Class H	18,000	29,830
China Mengniu Dairy Co., Ltd.	4,000	22,677
China Merchants Bank Co., Ltd. Class A (a)	2,700	20,682
China Merchants Bank Co., Ltd. Class H	5,500	42,716
China Merchants Port Holdings Co., Ltd.	12,378	22,545
China Minmetals Rare Earth Co., Ltd. Class A	1,700	10,431
China Minsheng Banking Corp., Ltd. Class A	31,545	19,347
China Minsheng Banking Corp., Ltd. Class H (b)	22,500	8,600
China Molybdenum Co., Ltd. Class H	63,000	33,212
China National Nuclear Power Co., Ltd. Class A	24,300	31,717
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,800	20,167
China Oilfield Services, Ltd. Class H (a)	60,000	52,563
China Overseas Land & Investment, Ltd.	9,000	21,310
China Pacific Insurance Group Co., Ltd. Class H	5,000	13,564
China Resources Beer Holdings Co., Ltd.	2,000	16,380
China Resources Gas Group, Ltd.	6,000	33,901
China Resources Land, Ltd.	2,000	8,414
China Suntien Green Energy Corp., Ltd. Class H	38,000	29,635
China Taiping Insurance Holdings Co., Ltd.	7,600	10,431
China Tourism Group Duty Free Corp., Ltd. Class A	200	6,901
China Tower Corp., Ltd. Class H (d)	176,000	19,414
China Vanke Co., Ltd. Class H	7,696	17,907
China Yangtze Power Co., Ltd. Class A	13,596	48,534
Security Description	Shares	Value
Contemporary Amperex Technology Co., Ltd. Class A	300	$27,740
Country Garden Holdings Co., Ltd. (a)(b)	12,207	10,835
Country Garden Services Holdings Co., Ltd.	2,000	11,980
CSPC Pharmaceutical Group, Ltd. (a)	10,720	11,646
Daqo New Energy Corp. ADR (a)	100	4,032
Do-Fluoride New Materials Co., Ltd. Class A	1,300	9,197
ENN Energy Holdings, Ltd.	3,500	65,903
ESR Cayman, Ltd. (a)(d)	3,800	12,843
Foshan Haitian Flavouring & Food Co., Ltd. Class A	884	14,612
Fosun International, Ltd.	7,000	7,551
Futu Holdings, Ltd. ADR (a)(b)	100	4,330
Ganfeng Lithium Co., Ltd. Class A	800	17,971
Ganfeng Lithium Co., Ltd. Class H (b)(d)	600	9,443
Geely Automobile Holdings, Ltd.	7,000	19,124
GEM Co., Ltd. Class A	6,900	11,230
Genscript Biotech Corp. (a)	2,000	8,850
Great Wall Motor Co., Ltd. Class H (a)	5,000	17,188
Guangzhou Automobile Group Co., Ltd. Class H	3,200	3,156
Guangzhou Tinci Materials Technology Co., Ltd. Class A	800	14,424
Haier Smart Home Co., Ltd. Class H	3,200	13,524
Hello Group, Inc. ADR	298	2,676
HengTen Networks Group, Ltd. (a)(b)	8,000	3,027
Hoshine Silicon Industry Co., Ltd. Class A	500	10,377
Huazhu Group, Ltd. ADR (a)	271	10,119
Hutchmed China, Ltd. ADR (a)	97	3,403
Iflytek Co., Ltd. Class A	1,000	8,258
Industrial & Commercial Bank of China, Ltd. Class H	122,000	68,853
Industrial Bank Co., Ltd. Class A	3,232	9,677
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	9,200	10,561
Innovent Biologics, Inc. (a)(d)	2,000	12,378
iQIYI, Inc. ADR (a)	600	2,736
JD Health International, Inc. (a)(b)(d)	850	6,700
JD.com, Inc. ADR (a)	1,488	104,264
Jiangsu Expressway Co., Ltd. Class H	12,000	12,298
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	317	8,212
JOYY, Inc. ADR (a)(b)	99	4,498
KE Holdings, Inc. ADR (a)	658	13,239
Kingdee International Software Group Co., Ltd. (a)	3,000	9,235

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Kingsoft Corp., Ltd.	2,000	$8,786
Kuaishou Technology (a)(d)	600	5,545
Kweichow Moutai Co., Ltd. Class A	202	65,120
Lenovo Group, Ltd. (b)	22,000	25,284
Li Auto, Inc. ADR (a)	1,000	32,100
Li Ning Co., Ltd.	3,500	38,316
Longfor Group Holdings, Ltd. (d)	1,500	7,061
LONGi Green Energy Technology Co., Ltd. Class A	980	13,284
Luzhou Laojiao Co., Ltd. Class A (a)	300	11,977
Meituan Class B (a)(d)	7,000	202,378
Microport Scientific Corp.	1,000	3,643
Muyuan Foods Co., Ltd. Class A	1,372	11,513
NetEase, Inc.	3,575	72,222
New China Life Insurance Co., Ltd. Class H	3,600	9,628
Ningxia Baofeng Energy Group Co., Ltd. Class A	4,400	12,012
NIO, Inc. ADR (a)	2,355	74,606
Nongfu Spring Co., Ltd. Class H (a)(b)(d)	3,400	22,438
NXP Semiconductors NV	577	131,429
Offshore Oil Engineering Co., Ltd. Class A	10,700	7,757
People's Insurance Co. Group of China, Ltd. Class H	51,000	15,438
Pharmaron Beijing Co., Ltd. Class H (d)	400	6,172
PICC Property & Casualty Co., Ltd. Class H	22,000	17,975
Pinduoduo, Inc. ADR (a)	816	47,573
Ping An Insurance Group Co. of China, Ltd. Class A	85	674
Ping An Insurance Group Co. of China, Ltd. Class H	11,000	79,223
Postal Savings Bank of China Co., Ltd. Class H (d)	13,000	9,121
Prosus NV (a)	1,573	131,532
RLX Technology, Inc. ADR (a)(b)	2,700	10,530
Sany Heavy Industry Co., Ltd. Class A	3,300	11,832
SF Holding Co., Ltd. Class A	1,100	11,922
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	4,992
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,500	6,609
Shanghai International Airport Co., Ltd. Class A	700	5,140
Shanghai Putailai New Energy Technology Co., Ltd. Class A	400	10,103
Shanxi Meijin Energy Co., Ltd. Class A	2,500	6,381
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	280	13,904
Shenghe Resources Holding Co., Ltd. Class A	1,300	4,011
Security Description	Shares	Value
Shenzhen Capchem Technology Co., Ltd. Class A	500	$8,885
Shenzhen International Holdings, Ltd.	27,693	28,772
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (a)	100	5,988
Shenzhen Senior Technology Material Co., Ltd. Class A	1,400	8,086
Shenzhou International Group Holdings, Ltd.	1,300	24,995
Sichuan Chuantou Energy Co., Ltd. Class A	8,300	16,315
Sichuan Hebang Biotechnology Co., Ltd. Class A	19,700	10,564
Sichuan New Energy Power Co., Ltd. (a)	2,700	11,264
Sichuan Yahua Industrial Group Co., Ltd. Class A	2,200	9,915
Sinoma Science & Technology Co., Ltd. Class A (a)	1,200	6,420
Sinopharm Group Co., Ltd. Class H	4,800	10,442
Smoore International Holdings, Ltd. (b)(d)	4,000	20,394
Sunac China Holdings, Ltd. (a)	11,000	16,621
Sunny Optical Technology Group Co., Ltd. (a)	800	25,304
Tencent Holdings, Ltd.	9,884	579,122
Tencent Music Entertainment Group ADR (a)	700	4,795
Tibet Summit Resources Co., Ltd. Class A	2,000	11,845
Trip.com Group, Ltd. ADR (a)	1,277	31,440
Tsingtao Brewery Co., Ltd. Class H	2,000	18,727
Vipshop Holdings, Ltd. ADR (a)	738	6,199
Weichai Power Co., Ltd. Class A	4,100	11,535
Weihai Guangwei Composites Co., Ltd. Class A	700	9,299
Weimob, Inc. (a)(b)(d)	5,000	5,060
Wharf Holdings, Ltd.	2,000	6,144
Wuliangye Yibin Co., Ltd. Class A	634	22,199
WuXi AppTec Co., Ltd. Class H (d)	960	16,623
Wuxi Biologics Cayman, Inc. (a)(d)	5,500	65,291
Xiaomi Corp. Class B (a)(d)	25,600	62,060
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	6,000	11,713
Xinjiang Zhongtai Chemical Co., Ltd. Class A	6,400	9,601
XPeng, Inc. ADR (a)	658	33,117
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	2,400	15,097
Yihai International Holding, Ltd. (b)	1,000	4,624

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Yintai Gold Co., Ltd. Class A	8,380	$11,570
YongXing Special Materials Technology Co., Ltd. Class A	500	11,639
Yunnan Energy New Material Co., Ltd. Class A	200	7,875
Yunnan Tin Co., Ltd. Class A (a)	3,600	11,056
Zai Lab, Ltd. ADR (a)	151	9,490
Zhejiang Expressway Co., Ltd. Class H (b)	20,000	17,829
Zhejiang Huayou Cobalt Co., Ltd. Class A	600	10,408
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	1,100	8,858
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(d)	1,800	6,257
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	1,400	8,108
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	6,300	10,402
Zijin Mining Group Co., Ltd. Class H	14,000	16,664
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	15,200	9,573
ZTE Corp. Class H (a)	3,200	8,763
ZTO Express Cayman, Inc. ADR	586	16,537
		4,717,737
COLOMBIA — 0.1%
Bancolombia SA	1,731	14,758
Bancolombia SA Preference Shares	2,138	16,810
Grupo de Inversiones Suramericana SA	8,416	62,034
Interconexion Electrica SA ESP	4,310	23,721
		117,323
CZECH REPUBLIC — 0.0% (f)
Komercni banka A/S	524	22,421
DENMARK — 0.6%
Ambu A/S Class B	305	8,068
Carlsberg AS Class B	100	17,270
Chr. Hansen Holding A/S	233	18,361
Coloplast A/S Class B	119	20,943
Danske Bank A/S	1,195	20,638
DSV A/S	73	17,049
Genmab A/S (a)	107	43,027
GN Store Nord A/S	161	10,125
Novo Nordisk A/S Class B	2,878	323,433
Novozymes A/S Class B	567	46,572
Orsted A/S (d)	576	73,556
Pandora A/S	205	25,558
Vestas Wind Systems A/S	1,947	59,539
		684,139
EGYPT — 0.0% (f)
Eastern Co SAE	38,409	26,209
Security Description	Shares	Value
FINLAND — 0.3%
Kesko Oyj Class B	466	$15,548
Kone Oyj Class B	465	33,335
Neste Oyj	2,436	120,117
Nokia Oyj (a)(c)	1,312	8,316
Nokia Oyj (a)(c)	7,743	49,002
Nordea Bank Abp (c)	4,865	59,376
Nordea Bank Abp (c)	134	1,644
Sampo Oyj Class A	747	37,428
Wartsila OYJ Abp	1,157	16,263
		341,029
FRANCE — 2.4%
Adevinta ASA (a)	1,076	14,313
Aeroports de Paris (a)	220	28,346
Airbus SE (a)	1,071	136,848
Alstom SA	622	22,083
AXA SA	4,496	133,880
BNP Paribas SA	1,858	128,402
Bollore SA	36	201
Bureau Veritas SA	796	26,414
Capgemini SE	280	68,619
Carrefour SA	905	16,575
CNP Assurances	788	19,490
Covivio REIT	163	13,383
Credit Agricole SA	732	10,447
Danone SA	1,193	74,061
Dassault Aviation SA	100	10,803
Dassault Systemes SE	830	49,374
Edenred	695	32,065
Eiffage SA	285	29,318
EssilorLuxottica SA	570	121,370
Gecina SA REIT	153	21,384
Getlink SE	1,591	26,343
Hermes International	55	96,071
Ipsen SA	107	9,795
Kering SA	139	111,740
Klepierre SA REIT (a)	837	19,846
Legrand SA	543	63,541
L'Oreal SA	523	247,983
LVMH Moet Hennessy Louis Vuitton SE	497	410,892
Orange SA	3,779	40,452
Orpea SA	78	7,815
Pernod Ricard SA	468	112,562
Publicis Groupe SA	623	41,942
Remy Cointreau SA	33	8,031
Renault SA (a)	514	17,854
Safran SA	602	73,703
Sanofi	2,035	204,992
Sartorius Stedim Biotech	22	12,069
Societe Generale SA	1,437	49,360
Sodexo SA	295	25,852
Teleperformance	93	41,458
Thales SA	294	25,008
Ubisoft Entertainment SA (a)	87	4,261

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Unibail-Rodamco-Westfield CDI (a)	331	$1,148
Unibail-Rodamco-Westfield REIT (a)	349	24,456
Vinci SA	1,390	146,863
Vivendi SE	1,803	24,379
Worldline SA (a)(d)	375	20,900
		2,826,692
GERMANY — 1.9%
adidas AG	334	96,172
Allianz SE	897	211,817
Aroundtown SA	1,451	8,778
Bayer AG	1,724	92,145
Bayerische Motoren Werke AG	949	95,499
Beiersdorf AG	190	19,528
Brenntag SE	81	7,330
Carl Zeiss Meditec AG	83	17,448
Daimler AG	1,929	148,269
Daimler Truck Holding AG (a)	964	35,398
Deutsche Bank AG (a)	3,511	43,992
Deutsche Boerse AG	296	49,516
Deutsche Post AG	1,397	89,823
Deutsche Telekom AG	6,406	118,744
Fresenius Medical Care AG & Co. KGaA	161	10,462
Fresenius SE & Co. KGaA	564	22,705
GEA Group AG	406	22,203
Hannover Rueck SE	51	9,694
HelloFresh SE (a)	387	29,724
Henkel AG & Co. KGaA Preference Shares	568	45,951
Henkel AG & Co. KGaA	192	15,000
Infineon Technologies AG	2,363	109,530
Merck KGaA	227	58,599
MTU Aero Engines AG	83	16,933
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	298	88,280
Puma SE	90	11,002
SAP SE	1,860	264,188
Sartorius AG Preference Shares	37	25,044
Siemens AG	1,540	267,387
Siemens Energy AG (a)	1,116	28,542
Siemens Healthineers AG (d)	427	31,961
Symrise AG	286	42,379
Telefonica Deutschland Holding AG	1,400	3,886
Volkswagen AG	36	10,579
Volkswagen AG Preference Shares	462	93,246
Vonovia SE	1,059	58,408
Zalando SE (a)(d)	262	21,196
		2,321,358
GREECE — 0.0% (f)
Alpha Services & Holdings SA (a)	8,750	10,717
Security Description	Shares	Value
OPAP SA	832	$11,798
		22,515
HONG KONG — 0.6%
AIA Group, Ltd.	19,200	193,569
China Youzan, Ltd. (a)(b)	60,000	4,156
CK Asset Holdings, Ltd.	4,280	26,982
Henderson Land Development Co., Ltd.	2,632	11,208
Hong Kong Exchanges & Clearing, Ltd.	2,033	118,752
Hongkong Land Holdings, Ltd.	3,600	18,720
Huabao International Holdings, Ltd.	4,000	7,388
Jardine Matheson Holdings, Ltd.	400	22,004
Link REIT	5,624	49,522
Melco Resorts & Entertainment, Ltd. ADR (a)	744	7,574
Power Assets Holdings, Ltd.	8,500	52,987
Sino Biopharmaceutical, Ltd.	18,750	13,131
Sino Land Co., Ltd.	15,821	19,704
Sun Hung Kai Properties, Ltd.	3,500	42,469
Techtronic Industries Co., Ltd.	2,500	49,767
Wharf Real Estate Investment Co., Ltd.	5,000	25,397
		663,330
INDIA — 1.3%
Adani Enterprises, Ltd.	1,180	27,136
Adani Green Energy, Ltd. (a)	1,098	19,649
Adani Ports & Special Economic Zone, Ltd.	2,340	22,989
Adani Total Gas, Ltd.	890	20,615
Adani Transmission, Ltd. (a)	501	11,733
Apollo Hospitals Enterprise, Ltd. (a)	141	9,509
Asian Paints, Ltd.	1,290	58,707
Avenue Supermarts, Ltd. (a)(d)	484	30,416
Axis Bank, Ltd. (a)	3,584	32,715
Bajaj Finance, Ltd.	212	19,899
Bajaj Finserv, Ltd.	65	14,346
Bandhan Bank, Ltd. (d)	2,710	9,212
Berger Paints India, Ltd.	921	9,562
Bharat Electronics, Ltd.	3,778	10,670
Bharti Airtel, Ltd. (a)	5,221	48,027
Britannia Industries, Ltd.	272	13,195
Container Corp. Of India, Ltd.	1,242	10,268
Divi's Laboratories, Ltd.	178	11,202
DLF, Ltd.	3,321	17,444
Eicher Motors, Ltd. (a)	109	3,800
Godrej Consumer Products, Ltd.	610	7,946
Godrej Properties, Ltd. (a)	357	8,989
HCL Technologies, Ltd.	2,324	41,240
Hero MotoCorp, Ltd.	252	8,347
Hindustan Unilever, Ltd.	1,634	51,879
Housing Development Finance Corp., Ltd.	2,219	77,208

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
ICICI Bank, Ltd. ADR	4,102	$81,179
ICICI Bank, Ltd.	1,134	11,291
Indian Railway Catering & Tourism Corp., Ltd. (a)	910	10,182
Indraprastha Gas, Ltd.	1,450	9,176
Indus Towers, Ltd.	1,742	5,819
Info Edge India, Ltd.	122	9,152
Infosys, Ltd. ADR	6,340	160,465
ITC, Ltd.	10,078	29,562
Kotak Mahindra Bank, Ltd.	658	15,899
Larsen & Toubro Infotech, Ltd. (d)	113	11,146
Larsen & Toubro, Ltd. GDR	1,085	27,613
Mahindra & Mahindra, Ltd. GDR	456	5,176
Marico, Ltd. (a)	2,042	14,082
Maruti Suzuki India, Ltd.	205	20,480
Motherson Sumi Systems, Ltd.	2,967	8,913
Nestle India, Ltd.	63	16,701
Petronet LNG, Ltd.	19,378	56,412
PI Industries, Ltd.	661	26,980
Pidilite Industries, Ltd.	368	12,192
Piramal Enterprises, Ltd.	466	16,574
Power Grid Corp. of India, Ltd.	951	2,615
Reliance Industries, Ltd.	2,986	95,126
State Bank of India	2,379	14,736
Sun Pharmaceutical Industries, Ltd.	1,732	19,705
Tata Consultancy Services, Ltd.	1,784	89,718
Tata Consumer Products, Ltd.	1,853	18,532
Tata Motors, Ltd. (a)	5,066	32,876
Tech Mahindra, Ltd.	1,553	37,408
Titan Co., Ltd.	297	10,078
United Spirits, Ltd. (a)	1,326	16,023
UPL, Ltd. (a)	934	9,387
Wipro, Ltd. ADR	3,225	31,476
		1,523,377
INDONESIA — 0.2%
Astra International Tbk PT	85,100	34,034
Bank Central Asia Tbk PT	77,000	39,439
Bank Mandiri Persero Tbk PT	42,200	20,800
Bank Negara Indonesia Persero Tbk PT	32,300	15,297
Bank Rakyat Indonesia Persero Tbk PT	124,119	35,792
Barito Pacific Tbk PT	113,700	6,821
Charoen Pokphand Indonesia Tbk PT	28,600	11,940
Gudang Garam Tbk PT	6,200	13,311
Indofood CBP Sukses Makmur Tbk PT	1,600	977
Kalbe Farma Tbk PT	90,000	10,198
Merdeka Copper Gold Tbk PT (a)	86,400	23,582
Sarana Menara Nusantara Tbk PT	122,800	9,693
Security Description	Shares	Value
Telkom Indonesia Persero Tbk PT (a)	201,700	$57,174
Unilever Indonesia Tbk PT	29,800	8,593
		287,651
IRELAND — 0.1%
Flutter Entertainment PLC (a)(c)	148	23,394
Flutter Entertainment PLC (a)(c)	200	31,857
Kerry Group PLC Class A	197	25,371
Kingspan Group PLC	413	49,315
		129,937
ISRAEL — 0.4%
Azrieli Group, Ltd.	413	39,411
Bank Hapoalim BM	5,947	61,335
Bank Leumi Le-Israel BM	5,518	59,304
Check Point Software Technologies, Ltd. (a)	331	38,581
Elbit Systems, Ltd.	181	31,345
Isracard, Ltd.	0	2
Israel Discount Bank, Ltd. Class A	9,038	60,807
Kornit Digital, Ltd. (a)	100	15,225
Mizrahi Tefahot Bank, Ltd.	935	36,049
Nice, Ltd. (a)	188	57,486
Teva Pharmaceutical Industries, Ltd. ADR (a)	628	5,030
Teva Pharmaceutical Industries, Ltd. (a)	2,001	17,327
Wix.com, Ltd. (a)	51	8,047
		429,949
ITALY — 0.5%
Amplifon SpA	319	17,213
Assicurazioni Generali SpA (b)	3,447	73,028
Atlantia SpA (a)	1,785	35,432
Davide Campari-Milano NV	1,403	20,510
DiaSorin SpA	43	8,188
Ferrari NV	255	65,972
Intesa Sanpaolo SpA	38,882	100,549
Mediobanca Banca di Credito Finanziario SpA	1,562	17,958
Moncler SpA	341	24,826
Nexi SpA (a)(d)	1,228	19,537
Poste Italiane SpA (d)	3,452	45,302
Snam SpA	15,020	90,528
Telecom Italia SpA	18,392	9,082
Terna - Rete Elettrica Nazionale (b)	5,647	45,684
UniCredit SpA	3,811	58,698
		632,507
JAPAN — 5.5%
Advantest Corp.	300	28,396
Asahi Group Holdings, Ltd.	1,000	38,852
Asahi Intecc Co., Ltd.	300	6,437
Astellas Pharma, Inc.	3,900	63,349
Bandai Namco Holdings, Inc.	200	15,621

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Brother Industries, Ltd.	800	$15,360
Canon, Inc. (b)	2,600	63,242
Central Japan Railway Co.	300	39,977
Chiba Bank, Ltd.	1,100	6,295
Chugai Pharmaceutical Co., Ltd. (b)	1,200	38,921
Concordia Financial Group, Ltd.	6,100	22,142
CyberAgent, Inc.	800	13,297
Daifuku Co., Ltd.	200	16,326
Dai-ichi Life Holdings, Inc.	2,200	44,428
Daiichi Sankyo Co., Ltd.	3,000	76,202
Daikin Industries, Ltd.	500	113,282
Daito Trust Construction Co., Ltd.	200	22,874
Daiwa House Industry Co., Ltd.	1,300	37,344
Daiwa Securities Group, Inc.	4,300	24,223
Denso Corp.	800	66,199
Dentsu Group, Inc. (b)	600	21,363
East Japan Railway Co.	300	18,426
Eisai Co., Ltd.	600	34,029
FANUC Corp.	400	84,686
Fast Retailing Co., Ltd.	100	56,715
FUJIFILM Holdings Corp.	600	44,424
Fujitsu, Ltd.	300	51,400
GMO Payment Gateway, Inc.	100	12,461
Hitachi, Ltd.	1,700	91,972
Honda Motor Co., Ltd.	1,800	50,488
Hoshizaki Corp.	100	7,512
Hoya Corp.	700	104,008
Hulic Co., Ltd.	1,100	10,431
Iida Group Holdings Co., Ltd.	1,000	23,238
Isuzu Motors, Ltd.	1,500	18,640
ITOCHU Corp.	2,800	85,540
Japan Exchange Group, Inc.	300	6,560
Japan Metropolitan Fund Invest REIT	10	8,606
Japan Post Bank Co., Ltd.	1,200	10,994
Japan Post Holdings Co., Ltd.	8,232	64,109
Japan Post Insurance Co., Ltd.	2,000	32,131
Japan Tobacco, Inc. (b)	3,700	74,623
Kajima Corp.	2,600	29,826
Kao Corp.	800	41,815
KDDI Corp.	3,400	99,264
Keisei Electric Railway Co., Ltd.	300	8,102
Keyence Corp.	300	188,303
Kikkoman Corp.	400	33,589
Kobe Bussan Co., Ltd.	300	11,606
Koito Manufacturing Co., Ltd.	100	5,289
Komatsu, Ltd.	1,700	39,763
Konami Holdings Corp.	300	14,381
Kose Corp.	100	11,333
Kubota Corp.	2,000	44,349
Kurita Water Industries, Ltd.	200	9,483
Kyocera Corp.	400	24,965
Kyowa Kirin Co., Ltd.	500	13,612
Lasertec Corp.	100	30,646
Security Description	Shares	Value
Lawson, Inc.	600	$28,396
M3, Inc.	700	35,214
Makita Corp.	600	25,442
Marubeni Corp.	9,000	87,495
Medipal Holdings Corp.	200	3,743
Mercari, Inc. (a)	200	10,178
MISUMI Group, Inc.	400	16,395
Mitsubishi Electric Corp.	3,800	48,129
Mitsubishi Estate Co., Ltd.	2,000	27,693
Mitsubishi HC Capital, Inc.	6,900	34,094
Mitsubishi UFJ Financial Group, Inc.	25,300	137,293
Mitsui & Co., Ltd.	11,100	262,523
Mitsui Fudosan Co., Ltd.	2,000	39,573
Mizuho Financial Group, Inc.	5,370	68,224
MonotaRO Co., Ltd.	400	7,201
MS&AD Insurance Group Holdings, Inc.	1,000	30,819
Murata Manufacturing Co., Ltd.	800	63,615
NEC Corp.	700	32,278
Nexon Co., Ltd.	800	15,450
Nidec Corp.	800	93,926
Nintendo Co., Ltd.	200	93,179
Nippon Building Fund, Inc. REIT	2	11,636
Nippon Paint Holdings Co., Ltd.	2,300	25,046
Nippon Telegraph & Telephone Corp.	2,400	65,651
Nissan Chemical Corp.	400	23,203
Nitori Holdings Co., Ltd.	100	14,958
Nitto Denko Corp.	200	15,440
Nomura Holdings, Inc.	8,000	34,854
Nomura Research Institute, Ltd.	700	29,999
NTT Data Corp.	1,900	40,688
Obayashi Corp.	2,800	21,640
Obic Co., Ltd.	100	18,757
Olympus Corp.	2,400	55,219
Omron Corp.	400	39,807
Ono Pharmaceutical Co., Ltd.	600	14,881
Oracle Corp. Japan	100	7,590
Oriental Land Co., Ltd.	400	67,370
ORIX Corp.	2,400	48,925
Otsuka Holdings Co., Ltd.	200	7,241
Pan Pacific International Holdings Corp.	300	4,134
Panasonic Corp.	2,300	25,266
Persol Holdings Co., Ltd.	600	17,403
Pola Orbis Holdings, Inc. (b)	600	9,988
Rakuten Group, Inc. (b)	2,000	20,043
Recruit Holdings Co., Ltd.	2,500	151,361
Renesas Electronics Corp. (a)	1,900	23,479
Resona Holdings, Inc.	9,900	38,463
Ricoh Co., Ltd.	1,800	16,741
Ryohin Keikaku Co., Ltd.	500	7,616
Santen Pharmaceutical Co., Ltd.	800	9,775
SBI Holdings, Inc.	900	24,502
Secom Co., Ltd.	600	41,610

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Seiko Epson Corp.	900	$16,186
Sekisui House, Ltd.	1,800	38,593
Seven & i Holdings Co., Ltd.	900	39,515
SG Holdings Co., Ltd.	500	11,693
Shimadzu Corp.	600	25,296
Shimano, Inc.	100	26,625
Shimizu Corp.	2,700	16,717
Shin-Etsu Chemical Co., Ltd.	700	121,089
Shionogi & Co., Ltd.	400	28,223
Shiseido Co., Ltd.	1,000	55,699
Shizuoka Bank, Ltd.	2,500	17,846
SMC Corp.	100	67,379
Softbank Corp.	3,300	41,682
SoftBank Group Corp.	2,300	108,534
Sohgo Security Services Co., Ltd.	300	11,906
Sompo Holdings, Inc.	700	29,537
Sony Group Corp.	2,300	289,110
Subaru Corp.	700	12,504
Sumitomo Corp.	3,400	50,208
Sumitomo Dainippon Pharma Co., Ltd.	900	10,356
Sumitomo Mitsui Financial Group, Inc.	3,000	102,722
Sumitomo Mitsui Trust Holdings, Inc.	600	20,023
Sumitomo Realty & Development Co., Ltd.	600	17,627
Suzuki Motor Corp.	400	15,384
Sysmex Corp.	300	40,511
T&D Holdings, Inc.	800	10,226
Taisei Corp.	200	6,070
Takeda Pharmaceutical Co., Ltd.	3,520	95,890
Terumo Corp.	1,000	42,204
Tokio Marine Holdings, Inc.	1,000	55,508
Tokyo Century Corp.	400	19,383
Tokyo Electron, Ltd.	300	172,672
Tokyu Corp.	1,000	13,269
Toshiba Corp.	700	28,753
TOTO, Ltd.	300	13,781
Toyota Industries Corp.	200	15,961
Toyota Motor Corp.	18,500	338,255
Toyota Tsusho Corp.	1,000	46,025
Trend Micro, Inc.	200	11,098
Unicharm Corp.	600	26,047
Welcia Holdings Co., Ltd.	200	6,235
Yakult Honsha Co., Ltd.	400	20,841
Yamaha Corp.	200	9,848
Yaskawa Electric Corp.	600	29,386
Yokogawa Electric Corp.	1,100	19,812
Z Holdings Corp.	4,600	26,660
ZOZO, Inc.	200	6,235
		6,594,719
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC (a)	9,744	30,465
Security Description	Shares	Value
Kuwait Finance House KSCP (a)	6,300	$17,342
Mobile Telecommunications Co. KSCP	10,029	19,743
National Bank of Kuwait SAKP	18,534	61,136
		128,686
LUXEMBOURG — 0.0% (f)
Eurofins Scientific SE	220	27,220
Reinet Investments SCA	496	8,889
		36,109
MACAU — 0.0% (f)
Galaxy Entertainment Group, Ltd. (a)	3,000	15,546
Sands China, Ltd. (a)	6,400	14,907
		30,453
MALAYSIA — 0.2%
Dialog Group Bhd	119,300	75,028
Genting Malaysia Bhd	17,700	12,236
Hartalega Holdings Bhd	3,300	4,539
Malayan Banking Bhd (a)	7,298	14,540
Petronas Dagangan Bhd	10,600	52,415
Public Bank Bhd	30,300	30,256
		189,014
MEXICO — 0.2%
America Movil SAB de CV Series L	42,824	45,387
Coca-Cola Femsa SAB de CV (a)	2,801	15,288
Fibra Uno Administracion SA de CV REIT	6,750	7,138
Fomento Economico Mexicano SAB de CV	4,701	36,597
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,536	21,178
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	979	20,224
Grupo Financiero Banorte SAB de CV Series O	4,372	28,417
Grupo Mexico SAB de CV Class B	3,800	16,580
Grupo Televisa SAB Series CPO	3,900	7,346
Promotora y Operadora de Infraestructura SAB de CV	976	7,631
Wal-Mart de Mexico SAB de CV	10,719	39,854
		245,640
NETHERLANDS — 1.0%
Adyen NV (a)(d)	31	81,488
Aegon NV	5,072	25,338
Akzo Nobel NV	397	43,567
Argenx SE (a)	78	27,968
ASM International NV	56	24,754
ASML Holding NV	723	581,045
Heineken NV	342	38,449
ING Groep NV	6,311	87,859
Koninklijke Ahold Delhaize NV	387	13,262

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Koninklijke DSM NV	372	$83,762
Koninklijke KPN NV	3,510	10,897
Koninklijke Philips NV	1,764	65,727
NN Group NV	632	34,218
Randstad NV	282	19,254
Wolters Kluwer NV	167	19,675
		1,157,263
NEW ZEALAND — 0.0% (f)
Fisher & Paykel Healthcare Corp., Ltd.	450	10,093
Meridian Energy, Ltd.	7,394	24,552
Xero, Ltd. (a)	222	22,829
		57,474
NORWAY — 0.4%
DNB Bank ASA	4,344	99,508
Gjensidige Forsikring ASA	3,435	83,359
Mowi ASA	2,542	60,161
Orkla ASA	6,683	66,964
Schibsted ASA Class A	729	28,116
Telenor ASA	6,827	107,302
		445,410
PERU — 0.1%
Southern Copper Corp.	1,239	76,459
PHILIPPINES — 0.1%
Ayala Land, Inc.	15,480	11,141
Bank of the Philippine Islands	5,540	10,011
BDO Unibank, Inc.	6,280	14,865
International Container Terminal Services, Inc.	6,000	23,533
Metro Pacific Investments Corp.	124,000	9,484
Monde Nissin Corp. (a)(d)	28,700	9,118
SM Prime Holdings, Inc.	17,000	11,302
		89,454
POLAND — 0.1%
Allegro.eu SA (a)(d)	661	6,373
Bank Polska Kasa Opieki SA	683	20,674
CD Projekt SA (a)	206	9,859
Dino Polska SA (a)(d)	125	11,392
InPost SA (a)	849	10,232
LPP SA	1	4,268
mBank SA (a)	84	9,029
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,634	18,215
Powszechny Zaklad Ubezpieczen SA (a)	2,301	20,182
		110,224
PORTUGAL — 0.0% (f)
Jeronimo Martins SGPS SA	883	20,183
QATAR — 0.1%
Barwa Real Estate Co.	26,939	22,640
Industries Qatar QSC	9,805	41,714
Mesaieed Petrochemical Holding Co.	77,170	44,297
Security Description	Shares	Value
Qatar National Bank QPSC	4,058	$22,502
		131,153
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	2,089	13,874
RUSSIA — 0.4%
Alrosa PJSC (a)	15,622	25,516
Coca-Cola HBC AG (a)	235	8,132
Magnit PJSC GDR	1,362	20,430
Mail.Ru Group, Ltd. GDR (a)	1,325	15,357
Mobile TeleSystems PJSC ADR	3,579	28,453
Moscow Exchange MICEX (a)	29,855	60,943
Ozon Holdings PLC ADR (a)	328	9,712
Polymetal International PLC	1,397	24,816
Polyus PJSC GDR	234	20,651
Sberbank of Russia PJSC ADR	8,003	128,448
TCS Group Holding PLC GDR	275	23,188
United Co. RUSAL International PJSC (a)	46,750	46,026
VTB Bank PJSC GDR	6,489	8,176
Yandex NV Class A (a)	733	44,346
		464,194
SAUDI ARABIA — 0.5%
Abdullah Al Othaim Markets Co.	262	7,551
Al Rajhi Bank	2,296	86,718
Arab National Bank	3,834	23,345
Bank Al-Jazira	2,029	10,430
Banque Saudi Fransi	2,301	28,959
Dar Al Arkan Real Estate Development Co. (a)	12,579	33,706
Delivery Hero SE (a)(d)	304	33,879
Dr Sulaiman Al Habib Medical Services Group Co.	253	10,876
Emaar Economic City (a)	8,387	26,673
Etihad Etisalat Co.	2,188	18,154
Mobile Telecommunications Co. (a)	2,940	9,428
Riyad Bank (a)	4,278	30,879
SABIC Agri-Nutrients Co.	1,701	80,012
Saudi Arabian Mining Co. (a)	943	19,717
Saudi British Bank	2,189	19,241
Saudi National Bank	6,004	102,988
Saudi Telecom Co. (a)	2,548	76,282
Yanbu National Petrochemical Co.	1,893	34,639
		653,477
SINGAPORE — 0.3%
Ascendas Real Estate Investment Trust	4,600	10,066
BOC Aviation, Ltd. (d)	1,300	9,521
CapitaLand Integrated Commercial Trust REIT	11,100	16,796
City Developments, Ltd.	2,932	14,810
DBS Group Holdings, Ltd.	2,492	60,371
Genting Singapore, Ltd. (a)	26,700	15,349

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Keppel Corp., Ltd.	4,000	$15,191
Oversea-Chinese Banking Corp., Ltd.	6,251	52,859
Singapore Exchange, Ltd.	1,900	13,107
Singapore Telecommunications, Ltd.	31,629	54,429
STMicroelectronics NV	1,076	53,069
United Overseas Bank, Ltd.	1,154	23,026
UOL Group, Ltd.	992	5,217
		343,811
SOUTH AFRICA — 0.3%
Absa Group, Ltd.	1,120	10,705
Anglo American Platinum, Ltd.	127	14,457
Aspen Pharmacare Holdings, Ltd. (a)	467	6,567
Bid Corp., Ltd.	351	7,179
Capitec Bank Holdings, Ltd.	96	12,269
Discovery, Ltd. (a)	1,658	14,915
FirstRand, Ltd. (a)	10,641	40,537
Gold Fields, Ltd.	1,087	11,860
Growthpoint Properties, Ltd. REIT	15,888	15,301
Kumba Iron Ore, Ltd.	365	10,522
MTN Group, Ltd.	3,285	35,137
Naspers, Ltd. Class N (a)	403	62,420
Nedbank Group, Ltd.	1,487	16,307
Northam Platinum Holdings, Ltd. (a)	2,254	29,587
Old Mutual, Ltd.	15,899	13,125
Sanlam, Ltd.	5,709	21,234
Standard Bank Group, Ltd.	3,364	29,511
		351,633
SOUTH KOREA — 1.5%
Alteogen, Inc. (a)	132	8,406
Amorepacific Corp.	157	22,056
AMOREPACIFIC Group	217	8,096
BGF retail Co., Ltd.	64	7,833
Celltrion Healthcare Co., Ltd.	109	7,354
Celltrion Pharm, Inc. (a)	27	2,825
Celltrion, Inc. (a)	183	30,481
Cheil Worldwide, Inc.	476	9,150
CJ ENM Co., Ltd.	118	13,778
Coway Co., Ltd.	190	11,891
DB Insurance Co., Ltd.	214	9,721
Doosan Bobcat, Inc. (a)	233	7,987
Doosan Heavy Industries & Construction Co., Ltd. (a)	980	16,818
Ecopro BM Co., Ltd.	25	10,532
F&F Co., Ltd. (a)	14	11,129
GS Engineering & Construction Corp.	439	14,624
Hana Financial Group, Inc.	620	21,931
HLB, Inc. (a)	194	5,679
Hotel Shilla Co., Ltd.	162	10,630
HYBE Co., Ltd. (a)	32	9,395
Security Description	Shares	Value
Hyundai Heavy Industries Holdings Co., Ltd.	732	$33,067
Hyundai Mobis Co., Ltd.	162	34,683
Hyundai Motor Co.	182	31,998
Hyundai Motor Co. Preference Shares	216	18,352
Industrial Bank of Korea	1,170	10,137
Kakao Corp.	580	54,890
Kakao Games Corp. (a)	117	8,956
KakaoBank Corp. (a)	175	8,686
Kangwon Land, Inc. (a)	478	9,671
KB Financial Group, Inc.	729	33,729
Kia Corp.	464	32,085
Korea Aerospace Industries, Ltd.	358	9,772
Korea Investment Holdings Co., Ltd.	109	7,400
Krafton, Inc. (a)	35	13,544
KT&G Corp.	707	46,985
L&F Co., Ltd.	60	11,225
LG Chem, Ltd.	31	16,038
LG Chem, Ltd. Preference Shares	25	6,036
LG Electronics, Inc.	226	26,236
LG Household & Health Care, Ltd.	15	13,842
LG Household & Health Care, Ltd. Preference Shares	19	9,846
NAVER Corp.	206	65,591
NCSoft Corp.	28	15,145
Netmarble Corp. (d)	62	6,519
NH Investment & Securities Co., Ltd.	1,329	13,975
Orion Corp/Republic of Korea	74	6,443
Pearl Abyss Corp. (a)	90	10,471
S-1 Corp.	92	5,719
Samsung Biologics Co., Ltd. (a)(d)	38	28,866
Samsung C&T Corp.	186	18,619
Samsung Electronics Co., Ltd. Preference Shares	1,475	88,345
Samsung Electronics Co., Ltd.	8,079	532,144
Samsung Engineering Co., Ltd. (a)	879	16,933
Samsung Fire & Marine Insurance Co., Ltd.	96	16,313
Samsung Life Insurance Co., Ltd.	142	7,657
Samsung SDI Co., Ltd.	110	60,610
Samsung SDS Co., Ltd. (a)	105	13,823
Seegene, Inc.	140	7,184
Shin Poong Pharmaceutical Co., Ltd.	117	3,145
Shinhan Financial Group Co., Ltd.	765	23,682
SK Bioscience Co., Ltd. (a)	54	10,221
SK Hynix, Inc.	971	107,004
SK IE Technology Co., Ltd. (a)(d)	133	18,796

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SK, Inc.	332	$70,100
Woori Financial Group, Inc.	665	7,104
		1,831,903
SPAIN — 0.6%
Aena SME SA (a)(d)	305	48,142
Amadeus IT Group SA (a)	1,051	71,282
Banco Bilbao Vizcaya Argentaria SA	12,206	72,874
Banco Santander SA (c)	30,921	103,398
Banco Santander SA (a)(c)	1,959	6,126
CaixaBank SA	5,893	16,177
Cellnex Telecom SA (d)	702	40,858
Enagas SA	6,111	141,768
Ferrovial SA	1,441	45,163
Grifols SA	332	6,371
Industria de Diseno Textil SA	2,198	71,313
Red Electrica Corp. SA (b)	2,151	46,537
Siemens Gamesa Renewable Energy SA (a)	501	12,004
Telefonica SA (b)	12,701	55,639
		737,652
SWEDEN — 0.9%
Alfa Laval AB	709	28,536
Assa Abloy AB Class B	2,010	61,318
Atlas Copco AB Class A	226	15,621
Atlas Copco AB Class B	1,596	93,815
Boliden AB (a)	1,904	73,604
Embracer Group AB (a)(b)	840	8,954
Epiroc AB Class A	1,171	29,644
EQT AB	537	29,241
Evolution AB (d)	317	45,033
Fastighets AB Balder Class B (a)	162	11,663
Getinge AB Class B	336	14,663
H & M Hennes & Mauritz AB Class B (b)	1,043	20,515
Hexagon AB Class B	3,157	50,090
Husqvarna AB Class B	1,264	20,222
Industrivarden AB Class A	13	414
Industrivarden AB Class C	889	27,896
Investment AB Latour Class B	271	11,036
Investor AB Class B	5,348	134,529
Kinnevik AB Class B (a)	587	20,925
Lifco AB Class B	361	10,793
Nibe Industrier AB Class B	3,264	49,300
Sandvik AB	2,191	61,128
Sinch AB (a)(d)	750	9,535
Skandinaviska Enskilda Banken AB Class A	1,218	16,930
Skanska AB Class B	964	24,936
Svenska Cellulosa AB SCA Class B	1,262	22,407
Svenska Handelsbanken AB Class A	919	9,933
Swedish Match AB	1,953	15,535
Tele2 AB Class B	512	7,301
Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	5,079	$55,980
Telia Co. AB	7,492	29,297
Volvo AB Class B	3,474	80,444
		1,091,238
SWITZERLAND — 2.5%
ABB, Ltd.	2,927	112,114
Adecco Group AG	487	24,907
Alcon, Inc.	753	66,726
Chocoladefabriken Lindt & Spruengli AG	2	27,723
Cie Financiere Richemont SA	994	149,403
Credit Suisse Group AG	4,481	43,632
Geberit AG	83	67,883
Givaudan SA	24	126,223
Julius Baer Group, Ltd.	276	18,532
Kuehne + Nagel International AG	65	21,002
Logitech International SA	279	23,541
Lonza Group AG	80	66,869
Nestle SA	4,990	697,937
Novartis AG	3,767	331,905
Partners Group Holding AG	26	43,160
Roche Holding AG	1,222	508,435
Schindler Holding AG	55	14,819
SGS SA	11	36,786
Sika AG (b)	388	161,903
Sonova Holding AG	74	29,059
Straumann Holding AG	16	34,014
Swatch Group AG	470	27,571
Swiss Life Holding AG	16	9,816
Swisscom AG	34	19,203
Temenos AG	83	11,482
UBS Group AG	6,326	114,002
VAT Group AG (d)	39	19,450
Vifor Pharma AG	114	20,300
Zurich Insurance Group AG	230	101,072
		2,929,469
TAIWAN — 1.8%
Accton Technology Corp. (a)	1,000	9,397
Acer, Inc.	21,000	23,112
ASE Technology Holding Co., Ltd.	3,000	11,548
Asustek Computer, Inc.	2,000	27,180
Catcher Technology Co., Ltd.	3,000	16,970
Cathay Financial Holding Co., Ltd.	36,962	83,497
Chailease Holding Co., Ltd.	2,518	23,981
China Development Financial Holding Corp.	76,578	48,437
Chunghwa Telecom Co., Ltd.	4,000	16,843
CTBC Financial Holding Co., Ltd. (a)	56,359	52,861
Delta Electronics, Inc.	4,000	39,759
E.Sun Financial Holding Co., Ltd.	16,977	17,212

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan, Ltd.	2,000	$10,301
First Financial Holding Co., Ltd.	13,130	11,627
Fubon Financial Holding Co., Ltd.	30,143	83,128
Giant Manufacturing Co., Ltd.	1,000	12,470
Globalwafers Co., Ltd.	1,000	32,096
Hiwin Technologies Corp.	1,220	13,515
Hon Hai Precision Industry Co., Ltd.	6,656	25,020
Hotai Motor Co., Ltd.	1,000	22,193
MediaTek, Inc.	3,000	129,035
Mega Financial Holding Co., Ltd.	1,922	2,470
Micro-Star International Co., Ltd. (a)	2,000	11,602
Nan Ya Printed Circuit Board Corp.	1,000	20,674
Nanya Technology Corp.	3,000	8,469
Novatek Microelectronics Corp.	2,000	38,963
Oneness Biotech Co., Ltd. (a)	1,000	10,391
Realtek Semiconductor Corp. (a)	1,000	20,964
Sea, Ltd. ADR (a)	300	67,113
Shin Kong Financial Holding Co., Ltd. (a)	93,369	37,291
SinoPac Financial Holdings Co., Ltd.	29,160	17,022
Taishin Financial Holding Co., Ltd. (a)	52,316	35,833
Taiwan Cooperative Financial Holding Co., Ltd.	5,895	5,423
Taiwan Semiconductor Manufacturing Co., Ltd.	43,000	955,832
Unimicron Technology Corp.	2,000	16,699
Uni-President Enterprises Corp.	17,000	42,151
United Microelectronics Corp.	21,000	49,337
Winbond Electronics Corp.	10,000	12,289
Yageo Corp.	1,198	20,763
Yuanta Financial Holding Co., Ltd. (a)	37,555	34,342
		2,117,810
THAILAND — 0.2%
Airports of Thailand PCL	22,600	41,269
Asset World Corp. PCL (a)	80,200	11,140
Bangkok Commercial Asset Management PCL	10,800	6,983
Bangkok Dusit Medical Services PCL NVDR	14,600	10,052
Bangkok Dusit Medical Services PCL Class F	17,600	12,118
Bangkok Expressway & Metro PCL	41,000	10,371
Bangkok Expressway & Metro PCL NVDR	45,000	11,383
BTS Group Holdings PCL (a)	35,700	9,992
Bumrungrad Hospital PCL	2,500	10,552
Carabao Group PCL Class F	2,500	8,943
Central Pattana PCL	4,700	7,950
Security Description	Shares	Value
Central Retail Corp. PCL (a)	9,800	$9,388
Delta Electronics Thailand PCL (a)	700	8,634
Intouch Holdings PCL Class F	4,800	11,531
Krung Thai Bank PCL	63,100	24,934
Land & Houses PCL	79,200	20,864
Minor International PCL NVDR (a)	9,103	7,835
Osotspa PCL	6,100	6,254
Siam Commercial Bank PCL NVDR	2,500	9,505
Siam Commercial Bank PCL	3,600	13,687
		253,385
TURKEY — 0.0% (f)
Akbank T.A.S.	29,364	15,920
Turkiye Garanti Bankasi A/S	19,525	16,570
Turkiye Is Bankasi A/S Class C (a)	7,090	3,839
		36,329
UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC	12,595	16,768
Emirates NBD Bank PJSC	4,589	16,929
Emirates Telecommunications Group Co. PJSC	7,698	66,437
First Abu Dhabi Bank PJSC	8,455	43,368
		143,502
UNITED KINGDOM — 3.4%
3i Group PLC	2,906	57,033
Abrdn PLC	7,366	24,034
Admiral Group PLC	240	10,262
Ashtead Group PLC	896	72,111
AstraZeneca PLC ADR	747	43,513
AstraZeneca PLC	2,301	270,458
Aviva PLC	13,914	77,343
BAE Systems PLC	2,295	17,090
Barclays PLC	31,519	79,832
Barratt Developments PLC	2,345	23,758
Berkeley Group Holdings PLC (a)	314	20,308
British American Tobacco PLC ADR	4,878	182,486
British Land Co. PLC REIT	3,915	28,157
BT Group PLC	13,465	30,922
Bunzl PLC	829	32,394
Burberry Group PLC	994	24,469
CNH Industrial NV	1,819	35,310
Coca-Cola European Partners PLC	405	22,652
Compass Group PLC	3,708	82,918
Croda International PLC	418	57,295
DCC PLC	290	23,764
Diageo PLC	4,487	245,285
Entain PLC (a)	1,134	25,850
Experian PLC	1,888	92,878

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
GlaxoSmithKline PLC	9,166	$199,458
Halma PLC	293	12,699
Hargreaves Lansdown PLC	297	5,451
HSBC Holdings PLC (a)	34,104	207,241
Imperial Brands PLC	2,665	58,349
Informa PLC (a)	2,955	20,676
Intertek Group PLC	384	29,282
J Sainsbury PLC	3,351	12,518
JD Sports Fashion PLC (a)	6,065	17,892
Johnson Matthey PLC	871	24,137
Just Eat Takeaway.com NV (a)(d)	325	17,914
Kingfisher PLC	3,366	15,423
Land Securities Group PLC REIT	3,707	38,983
Legal & General Group PLC	16,983	68,433
Liberty Global PLC Class C (a)	1,700	47,753
Linde PLC	398	137,879
Lloyds Banking Group PLC	147,368	95,410
London Stock Exchange Group PLC	552	51,813
M&G PLC	7,936	21,444
National Grid PLC	7,337	105,319
Natwest Group PLC	7,921	24,214
Next PLC	214	23,623
Ocado Group PLC (a)	1,118	25,410
Pearson PLC	1,574	13,073
Persimmon PLC	780	30,173
Phoenix Group Holdings PLC	962	8,511
Prudential PLC	4,965	85,708
Reckitt Benckiser Group PLC	1,431	122,922
RELX PLC (c)	2,887	93,925
RELX PLC (c)	1,182	38,336
Rentokil Initial PLC	1,888	14,934
Rolls-Royce Holdings PLC (a)	17,779	29,590
Sage Group PLC	1,120	12,934
Segro PLC REIT	2,168	42,182
Severn Trent PLC	1,765	70,451
Smith & Nephew PLC	1,896	33,218
Smiths Group PLC	1,413	30,229
Spirax-Sarco Engineering PLC	58	12,609
St James's Place PLC	932	21,252
Standard Chartered PLC	2,026	12,305
Taylor Wimpey PLC	10,296	24,474
Tesco PLC	10,890	42,760
Unilever PLC	5,007	267,573
United Utilities Group PLC	5,190	76,552
Vodafone Group PLC	60,688	92,277
Whitbread PLC (a)	701	28,437
WPP PLC	2,937	44,534
		4,090,402
UNITED STATES — 61.1%
10X Genomics, Inc. Class A (a)	228	33,963
3M Co.	934	165,906
A.O. Smith Corp.	477	40,950
Abbott Laboratories	3,114	438,264
Security Description	Shares	Value
AbbVie, Inc.	3,237	$438,290
ABIOMED, Inc. (a)	107	38,431
Accenture PLC Class A	1,178	488,340
Activision Blizzard, Inc.	1,246	82,896
Adobe, Inc. (a)	752	426,429
Advance Auto Parts, Inc.	17	4,078
Advanced Micro Devices, Inc. (a)	2,113	304,061
Affirm Holdings, Inc. (a)	200	20,112
Aflac, Inc.	1,657	96,752
Agilent Technologies, Inc.	709	113,192
AGNC Investment Corp. REIT	3,576	53,783
Airbnb, Inc. Class A (a)	500	83,245
Akamai Technologies, Inc. (a)	239	27,973
Albemarle Corp.	340	79,482
Alexandria Real Estate Equities, Inc. REIT	143	31,883
Align Technology, Inc. (a)	143	93,977
Allegion PLC	260	34,434
Allstate Corp.	726	85,414
Ally Financial, Inc.	386	18,377
Alnylam Pharmaceuticals, Inc. (a)	161	27,302
Alphabet, Inc. Class A (a)	532	1,541,225
Alphabet, Inc. Class C (a)	478	1,383,136
Altria Group, Inc.	4,114	194,962
Amazon.com, Inc. (a)	784	2,614,123
AMC Entertainment Holdings, Inc. Class A (a)	900	24,480
Amcor PLC	2,149	25,809
AMERCO	52	37,764
American Express Co.	1,175	192,230
American Financial Group, Inc.	100	13,732
American International Group, Inc.	1,955	111,161
American Tower Corp. REIT	733	214,403
American Water Works Co., Inc.	1,011	190,937
Ameriprise Financial, Inc.	252	76,018
AmerisourceBergen Corp.	271	36,013
AMETEK, Inc.	476	69,991
Amgen, Inc.	1,083	243,643
Amphenol Corp. Class A	898	78,539
Analog Devices, Inc.	929	163,290
Annaly Capital Management, Inc. REIT	4,951	38,717
ANSYS, Inc. (a)	65	26,073
Anthem, Inc.	377	174,755
Aon PLC Class A	427	128,339
Apollo Global Management, Inc. (b)	196	14,196
Apple, Inc.	28,087	4,987,409
Applied Materials, Inc.	1,676	263,735
Aptiv PLC (a)	503	82,970
Aramark	300	11,055
Arch Capital Group, Ltd. (a)	577	25,648
Arista Networks, Inc. (a)	284	40,825
Arrow Electronics, Inc. (a)	206	27,660
Arthur J Gallagher & Co.	290	49,204

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Asana, Inc. Class A (a)	100	$7,455
AT&T, Inc.	13,453	330,944
Athene Holding, Ltd. Class A (a)	271	22,582
Atmos Energy Corp.	946	99,112
Autodesk, Inc. (a)	413	116,131
Automatic Data Processing, Inc.	896	220,936
AutoZone, Inc. (a)	34	71,277
AvalonBay Communities, Inc. REIT	312	78,808
Avantor, Inc. (a)	1,007	42,435
Avery Dennison Corp.	229	49,595
Baker Hughes Co.	5,866	141,136
Ball Corp.	701	67,485
Bank of America Corp.	12,904	574,099
Bank of New York Mellon Corp.	1,527	88,688
Bath & Body Works, Inc.	400	27,916
Bausch Health Cos., Inc. (a)	375	10,373
Baxter International, Inc.	807	69,273
Becton Dickinson and Co.	514	129,261
Bentley Systems, Inc. Class B	300	14,499
Berkshire Hathaway, Inc. Class B (a)	1,939	579,761
Best Buy Co., Inc.	376	38,202
Bill.Com Holdings, Inc. (a)	100	24,915
Biogen, Inc. (a)	234	56,141
BioMarin Pharmaceutical, Inc. (a)	227	20,055
Bio-Techne Corp.	100	51,734
Black Knight, Inc. (a)	100	8,289
BlackRock, Inc.	254	232,552
Blackstone, Inc.	1,198	155,009
Block, Inc. (a)	630	101,751
Boeing Co. (a)	1,032	207,762
Booking Holdings, Inc. (a)	83	199,136
Booz Allen Hamilton Holding Corp.	200	16,958
BorgWarner, Inc.	253	11,403
Boston Properties, Inc. REIT	306	35,245
Boston Scientific Corp. (a)	2,628	111,637
Bristol-Myers Squibb Co.	4,299	268,043
Broadcom, Inc.	788	524,343
Broadridge Financial Solutions, Inc.	205	37,478
Brookfield Renewable Corp. Class A	1,200	44,223
Brown-Forman Corp. Class B	620	45,173
Burlington Stores, Inc. (a)	52	15,159
Cadence Design Systems, Inc. (a)	376	70,068
Caesars Entertainment, Inc. (a)	400	37,412
Camden Property Trust REIT	180	32,162
Capital One Financial Corp.	636	92,277
Cardinal Health, Inc.	619	31,872
Carlyle Group, Inc.	286	15,701
CarMax, Inc. (a)	170	22,139
Carrier Global Corp.	1,750	94,920
Carvana Co. (a)	128	29,669
Security Description	Shares	Value
Catalent, Inc. (a)	264	$33,800
Caterpillar, Inc.	915	189,167
Cboe Global Markets, Inc.	231	30,122
CBRE Group, Inc. Class A (a)	735	79,755
CDW Corp.	253	51,809
Centene Corp. (a)	883	72,759
Ceridian HCM Holding, Inc. (a)	128	13,371
Cerner Corp.	727	67,516
Charles River Laboratories International, Inc. (a)	100	37,678
Charles Schwab Corp.	2,357	198,224
Charter Communications, Inc. Class A (a)	250	162,993
Cheniere Energy, Inc.	1,362	138,134
Chewy, Inc. Class A (a)(b)	128	7,548
Chipotle Mexican Grill, Inc. (a)	54	94,406
Chubb, Ltd.	700	135,317
Church & Dwight Co., Inc.	441	45,203
Cigna Corp.	546	125,378
Cincinnati Financial Corp.	269	30,647
Cintas Corp.	214	94,838
Cisco Systems, Inc.	7,586	480,725
Citigroup, Inc.	4,057	245,002
Citizens Financial Group, Inc.	1,320	62,370
Citrix Systems, Inc.	159	15,040
Clarivate PLC (a)(b)	1,000	23,520
Clorox Co.	198	34,523
Cloudflare, Inc. Class A (a)	358	47,077
CME Group, Inc.	613	140,046
Coca-Cola Co.	7,888	467,048
Cognex Corp.	205	15,941
Cognizant Technology Solutions Corp. Class A	1,128	100,076
Coinbase Global, Inc. Class A (a)	100	25,237
Colgate-Palmolive Co.	1,643	140,214
Comcast Corp. Class A	7,777	391,416
Consolidated Edison, Inc.	908	77,471
Constellation Brands, Inc. Class A	440	110,427
Cooper Cos., Inc.	38	15,920
Copart, Inc. (a)	477	72,323
Corning, Inc.	1,064	39,613
Corteva, Inc.	1,198	56,641
CoStar Group, Inc. (a)	820	64,805
Costco Wholesale Corp.	864	490,493
Coupa Software, Inc. (a)	90	14,225
Crowdstrike Holdings, Inc. Class A (a)	294	60,197
Crown Castle International Corp. REIT	733	153,006
CSX Corp.	4,236	159,274
Cummins, Inc.	261	56,935
CVS Health Corp.	2,328	240,156
CyberArk Software, Ltd. (a)	100	17,328
D.R. Horton, Inc.	421	45,657
Danaher Corp.	1,174	386,258
Darden Restaurants, Inc.	205	30,881

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Datadog, Inc. Class A (a)	279	$49,693
Deere & Co.	445	152,586
Dell Technologies, Inc. Class C (a)	914	51,339
DENTSPLY SIRONA, Inc.	619	34,534
DexCom, Inc. (a)	153	82,153
Digital Realty Trust, Inc. REIT	386	68,272
Discover Financial Services	268	30,970
Discovery, Inc. Class C (a)	600	13,740
DISH Network Corp. Class A (a)	448	14,533
DocuSign, Inc. (a)	329	50,110
Dollar General Corp.	295	69,570
Dollar Tree, Inc. (a)	325	45,669
Domino's Pizza, Inc.	91	51,354
DoorDash, Inc. Class A (a)	200	29,780
Dover Corp.	324	58,838
DraftKings, Inc. Class A (a)	758	20,822
Dropbox, Inc. Class A (a)	600	14,724
Duke Realty Corp. REIT	679	44,570
DuPont de Nemours, Inc.	700	56,546
Dynatrace, Inc. (a)	200	12,070
Eaton Corp. PLC	763	131,862
eBay, Inc.	1,161	77,207
Ecolab, Inc.	635	148,965
Edison International	1,174	80,126
Edwards Lifesciences Corp. (a)	1,074	139,137
Elanco Animal Health, Inc. (a)	798	22,647
Electronic Arts, Inc.	503	66,346
Eli Lilly & Co.	1,407	388,642
Emerson Electric Co.	1,245	115,748
Enphase Energy, Inc. (a)	258	47,199
Entegris, Inc.	200	27,716
EPAM Systems, Inc. (a)	100	66,845
Equifax, Inc.	195	57,094
Equinix, Inc. REIT	155	131,105
Equitable Holdings, Inc.	999	32,757
Equity Residential REIT	808	73,124
Essential Utilities, Inc.	2,953	158,547
Essex Property Trust, Inc. REIT	105	36,984
Estee Lauder Cos., Inc. Class A	505	186,951
Etsy, Inc. (a)	228	49,918
Everest Re Group, Ltd.	64	17,531
Eversource Energy	2,380	216,532
Exact Sciences Corp. (a)	303	23,582
Expedia Group, Inc. (a)	342	61,806
Expeditors International of Washington, Inc.	346	46,464
Extra Space Storage, Inc. REIT	219	49,654
F5, Inc. (a)	101	24,716
Fair Isaac Corp. (a)	16	6,939
Fastenal Co.	1,188	76,103
FedEx Corp.	158	40,865
Ferguson PLC	499	88,573
Fidelity National Financial, Inc.	801	41,796
Fidelity National Information Services, Inc. (c)	1,218	132,945
Security Description	Shares	Value
Fifth Third Bancorp	1,623	$70,682
First Republic Bank	199	41,095
Fiserv, Inc. (a)	1,152	119,566
Fiverr International, Ltd. (a)(b)	100	11,370
FleetCor Technologies, Inc. (a)	171	38,277
FMC Corp.	882	96,923
Ford Motor Co.	6,734	139,865
Fortinet, Inc. (a)	271	97,397
Fortive Corp.	586	44,706
Fortune Brands Home & Security, Inc.	219	23,411
Fox Corp. Class A	354	13,063
Franklin Resources, Inc.	575	19,257
Freeport-McMoRan, Inc.	3,894	162,497
Garmin, Ltd.	294	40,034
Gartner, Inc. (a)	201	67,198
Generac Holdings, Inc. (a)	128	45,046
General Dynamics Corp.	492	102,567
General Electric Co.	1,991	188,090
General Mills, Inc.	1,067	71,894
General Motors Co. (a)	2,087	122,361
Genuine Parts Co.	307	43,041
Gilead Sciences, Inc.	2,314	168,020
Global Payments, Inc.	502	67,860
GoDaddy, Inc. Class A (a)	201	17,057
Goldman Sachs Group, Inc.	562	214,993
Halliburton Co.	11,986	274,120
Hartford Financial Services Group, Inc.	780	53,851
Hasbro, Inc.	376	38,269
HCA Healthcare, Inc.	423	108,677
Healthpeak Properties, Inc. REIT	428	15,447
HEICO Corp.	100	14,422
Henry Schein, Inc. (a)	153	11,862
Hershey Co.	291	56,300
Hewlett Packard Enterprise Co.	4,507	71,075
Hilton Worldwide Holdings, Inc. (a)	378	58,964
Hologic, Inc. (a)	376	28,787
Home Depot, Inc.	1,784	740,378
Honeywell International, Inc.	1,361	283,782
Horizon Therapeutics Plc (a)	258	27,802
Host Hotels & Resorts, Inc. REIT (a)	1,822	31,685
Howmet Aerospace, Inc.	900	28,647
HP, Inc.	2,571	96,850
HubSpot, Inc. (a)	100	65,915
Humana, Inc.	151	70,043
Huntington Bancshares, Inc.	2,352	36,268
Huntington Ingalls Industries, Inc.	43	8,030
IAC/InterActiveCorp. (a)	133	17,384
IDEX Corp.	100	23,632
IDEXX Laboratories, Inc. (a)	143	94,160
IHS Markit, Ltd.	815	108,330
Illinois Tool Works, Inc.	591	145,859

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Illumina, Inc. (a)	242	$92,066
Incyte Corp. (a)	242	17,763
Ingersoll Rand, Inc.	612	37,864
Inmode, Ltd. (a)	200	14,116
Insulet Corp. (a)	100	26,607
Intel Corp.	7,272	374,508
Intercontinental Exchange, Inc.	819	112,015
International Business Machines Corp.	1,877	250,880
International Flavors & Fragrances, Inc.	657	98,977
Interpublic Group of Cos., Inc.	939	35,166
Intuit, Inc.	459	295,238
Intuitive Surgical, Inc. (a)	651	233,904
Invesco, Ltd.	592	13,628
Invitation Homes, Inc. REIT	623	28,247
IPG Photonics Corp. (a)	52	8,951
IQVIA Holdings, Inc. (a)	426	120,192
Iron Mountain, Inc. REIT	298	15,594
J.M. Smucker Co.	170	23,089
Jack Henry & Associates, Inc.	153	25,549
Jacobs Engineering Group, Inc.	274	38,149
James Hardie Industries PLC CDI	1,254	50,418
Jazz Pharmaceuticals PLC (a)	151	19,237
Johnson & Johnson	4,639	793,594
Johnson Controls International PLC	1,720	139,853
JPMorgan Chase & Co.	5,062	801,568
Juniper Networks, Inc.	421	15,034
Kellogg Co.	35	2,255
Keurig Dr. Pepper, Inc.	1,890	69,665
KeyCorp.	2,653	61,364
Keysight Technologies, Inc. (a)	205	42,335
Kinder Morgan, Inc.	17,873	283,466
KKR & Co., Inc.	897	66,827
KLA Corp.	244	104,947
Knight-Swift Transportation Holdings, Inc.	196	11,944
Kraft Heinz Co.	1,905	68,390
L3Harris Technologies, Inc.	306	65,251
Laboratory Corp. of America Holdings (a)	146	45,875
Lam Research Corp.	262	188,417
Las Vegas Sands Corp. (a)	791	29,773
Lear Corp.	52	9,513
Leidos Holdings, Inc.	276	24,536
Lennar Corp. Class A	413	47,974
Lennox International, Inc.	101	32,760
Liberty Broadband Corp. Class C (a)	200	32,220
Liberty Media Corp.-Liberty Formula One Class C (a)	175	11,067
Liberty Media Corp.-Liberty SiriusXM Class A (a)	528	26,849
Lincoln National Corp.	555	37,884
Security Description	Shares	Value
Live Nation Entertainment, Inc. (a)	253	$30,282
LKQ Corp.	665	39,920
Lockheed Martin Corp.	394	140,032
Loews Corp.	1,289	74,453
Lowe's Cos., Inc.	1,225	316,638
Lucid Group, Inc. (a)(b)	900	34,245
Lululemon Athletica, Inc. (a)	207	81,030
Lumen Technologies, Inc.	640	8,032
Lyft, Inc. Class A (a)	800	34,184
M&T Bank Corp.	226	34,709
Markel Corp. (a)	25	30,850
MarketAxess Holdings, Inc.	45	18,507
Marriott International, Inc. Class A (a)	136	22,473
Marsh & McLennan Cos., Inc.	1,022	177,644
Martin Marietta Materials, Inc.	206	90,747
Marvell Technology, Inc.	1,426	124,761
Masco Corp.	896	62,917
Mastercard, Inc. Class A	1,500	538,980
Match Group, Inc. (a)	433	57,264
McCormick & Co., Inc.	558	53,908
McDonald's Corp.	1,328	355,997
McKesson Corp.	305	75,814
Medical Properties Trust, Inc. REIT	1,321	31,215
Medtronic PLC	2,615	270,522
Merck & Co., Inc.	4,611	353,387
Meta Platforms, Inc. Class A (a)	4,073	1,369,954
MetLife, Inc.	1,848	115,482
Mettler-Toledo International, Inc. (a)	52	88,255
MGM Resorts International	773	34,692
Microchip Technology, Inc.	952	82,881
Micron Technology, Inc.	1,832	170,651
Microsoft Corp.	12,044	4,050,638
Mid-America Apartment Communities, Inc. REIT	52	11,931
Moderna, Inc. (a)	550	139,689
Molina Healthcare, Inc. (a)	45	14,314
Molson Coors Beverage Co. Class B	386	17,891
Mondelez International, Inc. Class A	2,996	198,665
MongoDB, Inc. (a)	45	23,821
Monster Beverage Corp. (a)	899	86,340
Moody's Corp.	267	104,285
Morgan Stanley	2,464	241,866
Mosaic Co.	400	15,716
Motorola Solutions, Inc.	257	69,827
MSCI, Inc.	75	45,952
Nasdaq, Inc.	27	5,670
NetApp, Inc.	439	40,384
Netflix, Inc. (a)	772	465,084
Neurocrine Biosciences, Inc. (a)	119	10,135
Newell Brands, Inc.	1,332	29,091
Newmont Corp.	1,523	94,456

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
News Corp. Class A	655	$14,613
NextEra Energy, Inc.	2,067	192,975
NIKE, Inc. Class B	2,168	361,341
Nordson Corp.	100	25,527
Norfolk Southern Corp.	376	111,939
Northern Trust Corp.	279	33,371
Northrop Grumman Corp.	281	108,767
NortonLifeLock, Inc.	1,012	26,292
Novavax, Inc. (a)(b)	100	14,307
Novocure, Ltd. (a)	128	9,610
Nuance Communications, Inc. (a)	400	22,128
NVIDIA Corp.	4,232	1,244,674
Oak Street Health, Inc. (a)(b)	200	6,628
Okta, Inc. (a)	145	32,505
Old Dominion Freight Line, Inc.	206	73,826
Omnicom Group, Inc.	294	21,541
ON Semiconductor Corp. (a)	300	20,376
ONEOK, Inc.	1,660	97,542
Oracle Corp.	3,003	261,892
O'Reilly Automotive, Inc. (a)	136	96,047
Otis Worldwide Corp.	773	67,305
PACCAR, Inc.	626	55,251
Palantir Technologies, Inc. Class A (a)	2,900	52,809
Palo Alto Networks, Inc. (a)	125	69,595
Parker-Hannifin Corp.	187	59,488
Paychex, Inc.	713	97,325
Paycom Software, Inc. (a)	61	25,327
PayPal Holdings, Inc. (a)	1,846	348,119
Peloton Interactive, Inc. Class A (a)	486	17,379
Pentair PLC	275	20,083
PepsiCo, Inc.	2,555	443,829
PerkinElmer, Inc.	128	25,736
Pfizer, Inc.	9,897	584,418
Philip Morris International, Inc.	3,064	291,080
Pinterest, Inc. Class A (a)	969	35,223
Pioneer Natural Resources Co.	1,300	236,444
Plug Power, Inc. (a)(b)	1,000	28,230
PNC Financial Services Group, Inc.	942	188,890
Pool Corp.	100	56,600
PPG Industries, Inc.	754	130,020
Principal Financial Group, Inc.	680	49,184
Procter & Gamble Co.	4,437	725,804
Progressive Corp.	949	97,415
Prologis, Inc. REIT	1,308	220,215
Prudential Financial, Inc.	940	101,746
PTC, Inc. (a)	199	24,109
Public Storage REIT	297	111,244
PulteGroup, Inc.	421	24,064
Qorvo, Inc. (a)	60	9,383
QUALCOMM, Inc.	2,000	365,740
Quest Diagnostics, Inc.	169	29,239
Raytheon Technologies Corp.	2,946	253,533
Security Description	Shares	Value
Realty Income Corp. REIT	901	$64,503
Regency Centers Corp. REIT	225	16,954
Regeneron Pharmaceuticals, Inc. (a)	128	80,835
Regions Financial Corp.	2,652	57,814
ResMed, Inc.	276	71,892
RingCentral, Inc. Class A (a)	100	18,735
Robert Half International, Inc.	348	38,809
Robinhood Markets, Inc. Class A (a)(b)	500	8,880
Rockwell Automation, Inc.	160	55,816
Roku, Inc. (a)	199	45,412
Rollins, Inc.	329	11,255
Roper Technologies, Inc.	226	111,160
Ross Stores, Inc.	601	68,682
Royalty Pharma PLC Class A	700	27,895
S&P Global, Inc.	393	185,468
salesforce.com, Inc. (a)	1,655	420,585
SBA Communications Corp. REIT	242	94,143
Schlumberger NV	7,298	218,575
Schneider Electric SE	1,000	196,121
Seagate Technology Holdings PLC	304	34,346
Seagen, Inc. (a)	161	24,891
Sealed Air Corp.	219	14,776
Sempra Energy	791	104,633
Sensata Technologies Holding PLC (a)	388	23,936
ServiceNow, Inc. (a)	297	192,786
Sherwin-Williams Co.	524	184,532
Signature Bank	100	32,347
Simon Property Group, Inc. REIT	642	102,572
Skyworks Solutions, Inc.	288	44,680
Snap, Inc. Class A (a)	1,917	90,157
Snap-on, Inc.	79	17,015
Snowflake, Inc. Class A (a)	328	111,110
SoFi Technologies, Inc. (a)(b)	1,100	17,391
SolarEdge Technologies, Inc. (a)	28	7,856
Splunk, Inc. (a)	244	28,236
SS&C Technologies Holdings, Inc.	471	38,613
Stanley Black & Decker, Inc.	297	56,020
Starbucks Corp.	2,256	263,884
State Street Corp. (g)	610	56,730
Stellantis NV (c)	2,805	53,200
Stellantis NV (c)	1,600	30,361
STERIS PLC	145	35,294
Stryker Corp.	646	172,753
Sun Communities, Inc. REIT	74	15,538
Sunrun, Inc. (a)(b)	458	15,709
SVB Financial Group (a)	101	68,502
Swiss Re AG	478	47,351
Synchrony Financial	324	15,030
Synopsys, Inc. (a)	187	68,910
Sysco Corp.	1,109	87,112
T Rowe Price Group, Inc.	332	65,284

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	153	$27,191
Target Corp.	783	181,218
TE Connectivity, Ltd.	738	119,069
Teladoc Health, Inc. (a)	249	22,863
Teledyne Technologies, Inc. (a)	100	43,689
Teleflex, Inc.	65	21,351
Tenaris SA	12,576	131,716
Teradyne, Inc.	330	53,965
Tesla, Inc. (a)	1,421	1,501,684
Texas Instruments, Inc.	1,642	309,468
Textron, Inc.	385	29,722
Thermo Fisher Scientific, Inc.	657	438,377
TJX Cos., Inc.	2,103	159,660
T-Mobile US, Inc. (a)	1,121	130,014
Tractor Supply Co.	124	29,586
Trade Desk, Inc. Class A (a)	710	65,064
Tradeweb Markets, Inc. Class A	235	23,533
Trane Technologies PLC	467	94,348
TransDigm Group, Inc. (a)	63	40,086
TransUnion	375	44,468
Travelers Cos., Inc.	508	79,466
Trimble, Inc. (a)	575	50,134
Truist Financial Corp.	2,439	142,803
Twilio, Inc. Class A (a)	261	68,732
Twitter, Inc. (a)	1,269	54,846
Uber Technologies, Inc. (a)	2,720	114,050
UDR, Inc. REIT	271	16,257
Ulta Beauty, Inc. (a)	92	37,935
Union Pacific Corp.	1,100	277,123
United Parcel Service, Inc. Class B	1,230	263,638
United Rentals, Inc. (a)	190	63,135
UnitedHealth Group, Inc.	1,551	778,819
Unity Software, Inc. (a)	100	14,299
Universal Health Services, Inc. Class B	74	9,595
Upstart Holdings, Inc. (a)	100	15,130
US Bancorp	2,565	144,076
Vail Resorts, Inc.	101	33,118
Veeva Systems, Inc. Class A (a)	249	63,615
Ventas, Inc. REIT	729	37,266
VeriSign, Inc. (a)	101	25,636
Verisk Analytics, Inc.	332	75,938
Verizon Communications, Inc.	7,303	379,464
Vertex Pharmaceuticals, Inc. (a)	405	88,938
VF Corp.	655	47,959
ViacomCBS, Inc. Class B	813	24,536
Viatris, Inc.	2,161	29,238
VICI Properties, Inc. REIT (b)	898	27,039
Visa, Inc. Class A	2,975	644,712
VMware, Inc. Class A	387	44,846
Vornado Realty Trust REIT	395	16,535
Vulcan Materials Co.	323	67,048
W.W. Grainger, Inc.	119	61,671
Walmart, Inc.	2,770	400,791
Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	1,776	$92,636
Walt Disney Co. (a)	3,150	487,904
Waters Corp. (a)	88	32,789
Wayfair, Inc. Class A (a)(b)	153	29,065
Wells Fargo & Co.	7,273	348,959
Welltower, Inc. REIT	862	73,934
West Pharmaceutical Services, Inc.	74	34,707
Western Digital Corp. (a)	591	38,539
Western Union Co.	1,219	21,747
Westinghouse Air Brake Technologies Corp.	303	27,909
Weyerhaeuser Co. REIT	1,711	70,459
Whirlpool Corp.	56	13,141
Williams Cos., Inc.	4,379	114,029
Willis Towers Watson PLC	215	51,060
Workday, Inc. Class A (a)	315	86,052
WP Carey, Inc. REIT	101	8,287
Wynn Resorts, Ltd. (a)	204	17,348
Xilinx, Inc.	482	102,198
Xylem, Inc.	479	57,442
Yum! Brands, Inc.	597	82,899
Zebra Technologies Corp. Class A (a)	100	59,520
Zendesk, Inc. (a)	128	13,349
Zillow Group, Inc. Class C (a)(b)	604	38,565
Zimmer Biomet Holdings, Inc.	461	58,565
Zoetis, Inc.	792	193,272
Zoom Video Communications, Inc. Class A (a)	394	72,461
ZoomInfo Technologies, Inc. (a)	300	19,260
Zscaler, Inc. (a)	128	41,130
		72,946,591
ZAMBIA — 0.0% (f)
First Quantum Minerals, Ltd.	2,032	48,695
TOTAL COMMON STOCKS (Cost $85,081,061)		119,044,183

PREFERRED STOCKS — 0.0%
TAIWAN — 0.0%
China Development Financial Holding Corp. , Preference Shares (a) (Cost: $1,608)	5,090	1,764
RIGHTS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
Doosan Heavy Industries & Construction Co., Ltd. (expiring 02/11/22) (a) (Cost: $0)	124	459

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Minor International PCL (expiring 02/15/24) (a) (Cost: $0)	275	$26
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (h) (i)	77,505	77,513
State Street Navigator Securities Lending Portfolio II (j) (k)	960,269	960,269
TOTAL SHORT-TERM INVESTMENTS (Cost $1,037,782)		1,037,782
TOTAL INVESTMENTS — 100.5% (Cost $86,120,451)		120,084,214
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(605,584)
NET ASSETS — 100.0%		$119,478,630
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $4,252, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2021.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$118,825,321	$214,610	$4,252	$119,044,183
Preferred Stocks	1,764	—	—	1,764
Rights	—	459	—	459
Warrants	26	—	—	26
Short-Term Investments	1,037,782	—	—	1,037,782
TOTAL INVESTMENTS	$119,864,893	$215,069	$4,252	$120,084,214
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	23.4%
Financials	15.0
Consumer Discretionary	12.3
Health Care	11.6
Industrials	10.2
Communication Services	8.9
Consumer Staples	7.3
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

% of Net Assets
Materials	3.7%
Real Estate	2.8
Energy	2.2
Utilities	2.2
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	610	$51,679	$—	$—	$—	$5,051	77,506	$56,730	$348
State Street Institutional Liquid Reserves Fund, Premier Class	96,415	96,434	1,334,133	1,353,043	(11)	—	610	77,513	18
State Street Navigator Securities Lending Portfolio II	1,494,278	1,494,278	3,257,298	3,791,307	—	—	960,269	960,269	2,158
Total		$1,642,391	$4,591,431	$5,144,350	$(11)	$5,051		$1,094,512	$2,524
See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 6.8%
Afterpay, Ltd. (a)	3,683	$222,278
Ampol, Ltd.	4,164	89,794
APA Group Stapled Security	21,214	155,162
Aristocrat Leisure, Ltd.	10,497	332,520
ASX, Ltd.	3,320	224,243
Aurizon Holdings, Ltd.	33,614	85,292
AusNet Services, Ltd.	35,322	66,000
Australia & New Zealand Banking Group, Ltd.	48,456	969,176
Bank of Queensland, Ltd.	1	6
BlueScope Steel, Ltd.	8,417	127,899
Brambles, Ltd.	24,829	191,892
Cochlear, Ltd.	1,144	179,757
Coles Group, Ltd.	23,251	303,269
Commonwealth Bank of Australia	30,531	2,241,954
Computershare, Ltd.	9,590	139,448
Crown Resorts, Ltd. (a)	6,699	58,251
CSL, Ltd.	8,216	1,736,600
Dexus REIT	17,785	143,788
Domino's Pizza Enterprises, Ltd.	1,044	89,590
Endeavour Group, Ltd. (b)	21,723	106,450
Evolution Mining, Ltd.	27,873	82,276
Fortescue Metals Group, Ltd.	29,144	407,044
Goodman Group REIT	28,327	545,771
GPT Group REIT	34,021	134,064
IDP Education, Ltd. (a)	3,562	89,735
Insurance Australia Group, Ltd.	42,955	133,042
LendLease Corp., Ltd. Stapled Security	11,879	92,326
Macquarie Group, Ltd.	5,955	889,296
Magellan Financial Group, Ltd. (b)	2,195	33,896
Medibank Pvt, Ltd.	45,277	110,277
Mirvac Group REIT	67,215	142,208
National Australia Bank, Ltd.	56,189	1,178,178
Newcrest Mining, Ltd.	14,219	253,072
Northern Star Resources, Ltd.	18,867	129,079
Orica, Ltd.	6,904	68,718
Qantas Airways, Ltd. (a)	16,552	60,291
QBE Insurance Group, Ltd.	25,492	210,360
Ramsay Health Care, Ltd.	3,194	166,037
REA Group, Ltd. (b)	964	117,495
Reece, Ltd.	4,961	97,494
Rio Tinto PLC	19,310	1,279,475
Rio Tinto, Ltd.	6,414	466,843
Scentre Group REIT	91,791	210,888
SEEK, Ltd.	5,924	141,185
Sonic Healthcare, Ltd.	7,601	257,692
Stockland REIT	40,419	124,599
Suncorp Group, Ltd.	21,685	174,531
Sydney Airport Stapled Security (a)	24,107	152,134
Tabcorp Holdings, Ltd.	37,504	136,882
Security Description	Shares	Value
Telstra Corp., Ltd.	71,956	$218,679
Transurban Group Stapled Security	52,629	528,807
Treasury Wine Estates, Ltd.	12,414	111,737
Vicinity Centres REIT	68,354	83,988
Wesfarmers, Ltd. (a)	19,518	841,500
Westpac Banking Corp.	62,597	971,663
WiseTech Global, Ltd.	2,513	107,030
Woolworths Group, Ltd.	21,723	600,319
		18,811,980
AUSTRIA — 0.3%
Erste Group Bank AG	5,886	276,779
Mondi PLC	8,219	203,274
Raiffeisen Bank International AG	2,846	83,760
Verbund AG	1,171	131,701
Voestalpine AG	2,128	77,439
		772,953
BELGIUM — 0.9%
Ageas SA/NV	2,962	153,430
Anheuser-Busch InBev SA/NV (a)	13,022	787,374
Elia Group SA	525	69,076
Etablissements Franz Colruyt NV	972	41,186
Groupe Bruxelles Lambert SA	1,904	212,539
KBC Group NV	4,338	372,257
Proximus SADP	2,786	54,304
Sofina SA	262	128,713
Solvay SA (b)	1,242	144,347
UCB SA	2,136	243,756
Umicore SA	3,553	144,447
		2,351,429
BRAZIL — 0.1%
Yara International ASA	2,924	147,554
CHILE — 0.1%
Antofagasta PLC	7,226	131,002
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	63,000	206,463
Budweiser Brewing Co. APAC, Ltd. (b)(c)	32,354	84,866
Chow Tai Fook Jewellery Group, Ltd.	34,600	62,221
ESR Cayman, Ltd. (a)(c)	35,000	118,293
Futu Holdings, Ltd. ADR (a)(b)	882	38,191
Prosus NV (a)	15,985	1,336,639
SITC International Holdings Co., Ltd.	24,000	86,810
Wilmar International, Ltd.	33,000	101,339
		2,034,822
DENMARK — 2.9%
Ambu A/S Class B	2,798	74,012
AP Moller - Maersk A/S Class A	54	179,828
AP Moller - Maersk A/S Class B	102	365,720

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Carlsberg AS Class B	1,748	$301,879
Chr. Hansen Holding A/S	1,818	143,266
Coloplast A/S Class B	2,010	353,734
Danske Bank A/S	11,620	200,677
Demant A/S (a)	1,762	90,279
DSV A/S	3,504	818,372
Genmab A/S (a)	1,115	448,370
GN Store Nord A/S	2,202	138,478
Novo Nordisk A/S Class B	28,966	3,255,229
Novozymes A/S Class B	3,505	287,892
Orsted A/S (c)	3,290	420,138
Pandora A/S	1,733	216,060
ROCKWOOL International A/S Class B	135	59,035
Tryg A/S	6,273	154,901
Vestas Wind Systems A/S	17,442	533,374
		8,041,244
FINLAND — 1.4%
Elisa Oyj	2,428	149,432
Fortum Oyj	7,504	230,320
Kesko Oyj Class B	4,718	157,418
Kone Oyj Class B	5,837	418,449
Neste Oyj	7,259	357,934
Nokia Oyj (a)	91,695	581,232
Nordea Bank Abp (d)	55,291	674,813
Nordea Bank Abp (d)	770	9,445
Orion Oyj Class B	1,889	78,451
Sampo Oyj Class A	8,611	431,454
Stora Enso Oyj Class R	10,209	187,380
UPM-Kymmene Oyj	9,208	350,371
Wartsila OYJ Abp	8,293	116,565
		3,743,264
FRANCE — 10.4%
Accor SA (a)	2,904	93,954
Adevinta ASA (a)	4,132	54,963
Aeroports de Paris (a)	528	68,030
Air Liquide SA	8,158	1,422,392
Airbus SE (a)	10,055	1,284,785
Alstom SA	5,476	194,417
Amundi SA (c)	1,096	90,424
Arkema SA	1,031	145,208
AXA SA	33,040	983,851
BioMerieux	725	102,976
BNP Paribas SA	19,194	1,326,452
Bollore SA	16,594	92,844
Bouygues SA	3,892	139,374
Bureau Veritas SA	5,127	170,132
Capgemini SE	2,734	670,012
Carrefour SA	10,448	191,351
Cie de Saint-Gobain	8,614	606,069
Cie Generale des Etablissements Michelin SCA	2,928	479,979
CNP Assurances	3,116	77,072
Covivio REIT	972	79,807
Credit Agricole SA	20,913	298,467
Security Description	Shares	Value
Danone SA	11,263	$699,204
Dassault Aviation SA	428	46,239
Dassault Systemes SE	11,320	673,392
Edenred	4,317	199,170
Eiffage SA	1,361	140,008
EssilorLuxottica SA	4,929	1,049,528
Eurazeo SE	707	61,747
Faurecia SE (d)	1,628	77,443
Faurecia SE (d)	325	15,183
Gecina SA REIT	838	117,120
Getlink SE	7,606	125,937
Hermes International	540	943,239
Ipsen SA	701	64,173
Kering SA	1,280	1,028,975
Klepierre SA REIT (a)	3,558	84,362
La Francaise des Jeux SAEM (c)	1,484	65,715
Legrand SA	4,595	537,697
L'Oreal SA	4,319	2,047,877
LVMH Moet Hennessy Louis Vuitton SE	4,775	3,947,704
Orange SA	34,334	367,527
Orpea SA	898	89,968
Pernod Ricard SA	3,570	858,648
Publicis Groupe SA	3,792	255,286
Remy Cointreau SA	398	96,858
Renault SA (a)	3,375	117,233
Safran SA	5,899	722,220
Sanofi	19,494	1,963,692
Sartorius Stedim Biotech	466	255,641
SEB SA	492	76,596
Societe Generale SA	13,832	475,117
Sodexo SA	1,560	136,707
Suez SA	6,138	138,276
Teleperformance	1,023	456,035
Thales SA	1,825	155,239
Ubisoft Entertainment SA (a)	1,611	78,906
Unibail-Rodamco-Westfield CDI (a)(d)	698	2,421
Unibail-Rodamco-Westfield REIT (a)(d)	2,060	144,353
Valeo	4,141	125,169
Veolia Environnement SA	11,222	411,691
Vinci SA	9,192	971,201
Vivendi SE	13,488	182,375
Wendel SE	452	54,177
Worldline SA (a)(c)	4,195	233,805
		28,866,413
GERMANY — 9.2%
adidas AG	3,248	935,226
Allianz SE	7,044	1,663,367
Aroundtown SA	17,244	104,325
BASF SE	15,672	1,101,055
Bayer AG	16,915	904,079
Bayerische Motoren Werke AG	5,699	573,495
Bayerische Motoren Werke AG Preference Shares	1,031	85,941

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bechtle AG	1,400	$100,205
Beiersdorf AG	1,693	174,007
Brenntag SE	2,657	240,454
Carl Zeiss Meditec AG	707	148,619
Commerzbank AG (a)	17,373	132,152
Continental AG (a)	1,885	199,593
Covestro AG (c)	3,342	205,988
Daimler AG	14,605	1,122,589
Daimler Truck Holding AG (a)	7,076	259,832
Deutsche Bank AG (a)	35,692	447,209
Deutsche Boerse AG	3,239	541,827
Deutsche Lufthansa AG (a)	8,843	62,148
Deutsche Post AG	16,895	1,086,302
Deutsche Telekom AG	57,364	1,063,319
E.ON SE	38,621	535,470
Evonik Industries AG	3,752	121,475
Fresenius Medical Care AG & Co. KGaA	3,477	225,934
Fresenius SE & Co. KGaA	7,193	289,568
FUCHS PETROLUB SE Preference Shares	1,294	58,744
GEA Group AG	2,600	142,189
Hannover Rueck SE	1,037	197,116
HeidelbergCement AG	2,594	175,578
HelloFresh SE (a)	2,851	218,975
Henkel AG & Co. KGaA Preference Shares	3,054	247,070
Henkel AG & Co. KGaA	1,809	141,329
Infineon Technologies AG	22,282	1,032,821
KION Group AG	1,216	133,416
Knorr-Bremse AG	1,241	122,639
LANXESS AG	1,497	92,780
LEG Immobilien SE	1,264	176,371
Merck KGaA	2,212	571,015
MTU Aero Engines AG	920	187,693
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,403	711,866
Nemetschek SE	983	126,095
Porsche Automobil Holding SE Preference Shares	2,588	245,570
Puma SE	1,830	223,716
Rational AG	79	80,891
SAP SE	17,967	2,551,965
Sartorius AG Preference Shares	453	306,618
Scout24 SE (c)	1,605	112,104
Siemens AG	13,164	2,285,634
Siemens Energy AG (a)	6,900	176,472
Siemens Healthineers AG (c)	4,864	364,073
Symrise AG	2,195	325,249
Telefonica Deutschland Holding AG	18,889	52,434
Uniper SE	1,574	74,820
United Internet AG	1,756	69,772
Volkswagen AG	578	169,847
Volkswagen AG Preference Shares	3,183	642,426
Security Description	Shares	Value
Vonovia SE	12,677	$699,190
Zalando SE (a)(c)	3,720	300,949
		25,341,606
HONG KONG — 2.2%
AIA Group, Ltd.	208,200	2,099,011
CK Asset Holdings, Ltd.	35,515	223,896
CK Infrastructure Holdings, Ltd.	10,500	66,868
Hang Lung Properties, Ltd.	35,000	72,008
Hang Seng Bank, Ltd.	13,300	243,437
Henderson Land Development Co., Ltd.	23,250	99,008
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	39,000	38,268
HKT Trust & HKT, Ltd. Stapled Security	68,000	91,407
Hong Kong Exchanges & Clearing, Ltd.	20,575	1,201,834
Hongkong Land Holdings, Ltd.	19,800	102,960
Link REIT	36,626	322,509
Melco Resorts & Entertainment, Ltd. ADR (a)	3,831	39,000
MTR Corp., Ltd.	27,052	145,213
New World Development Co., Ltd.	27,347	108,212
Power Assets Holdings, Ltd.	24,000	149,609
Sino Land Co., Ltd.	54,809	68,263
Sun Hung Kai Properties, Ltd.	22,500	273,014
Swire Pacific, Ltd. Class A	8,000	45,509
Swire Properties, Ltd.	20,200	50,628
Techtronic Industries Co., Ltd.	23,500	467,812
WH Group, Ltd. (c)	129,310	81,106
Wharf Real Estate Investment Co., Ltd.	29,000	147,301
Xinyi Glass Holdings, Ltd.	31,000	77,537
		6,214,410
IRELAND — 0.7%
CRH PLC	13,386	708,153
Flutter Entertainment PLC (a)	2,804	443,230
Kerry Group PLC Class A	2,727	351,205
Kingspan Group PLC	2,661	317,739
Smurfit Kappa Group PLC	4,082	224,861
		2,045,188
ISRAEL — 0.7%
Azrieli Group, Ltd.	789	75,290
Bank Hapoalim BM	19,117	197,165
Bank Leumi Le-Israel BM	24,480	263,095
Check Point Software Technologies, Ltd. (a)	1,892	220,532
Elbit Systems, Ltd.	471	81,567
ICL Group, Ltd.	12,432	119,870
Isracard, Ltd.	0	1
Israel Discount Bank, Ltd. Class A	19,862	133,630
Kornit Digital, Ltd. (a)	826	125,758

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Mizrahi Tefahot Bank, Ltd.	2,587	$99,743
Nice, Ltd. (a)	1,099	336,049
Teva Pharmaceutical Industries, Ltd. ADR (a)	5,193	41,596
Teva Pharmaceutical Industries, Ltd. (a)	13,691	118,549
Wix.com, Ltd. (a)	965	152,267
		1,965,112
ITALY — 1.6%
Amplifon SpA	2,144	115,691
Assicurazioni Generali SpA (b)	18,944	401,348
Atlantia SpA (a)	8,298	164,714
Davide Campari-Milano NV	8,730	127,621
DiaSorin SpA	443	84,358
Ferrari NV	2,128	550,541
FinecoBank Banca Fineco SpA	10,638	186,725
Infrastrutture Wireless Italiane SpA (c)	5,802	70,467
Intesa Sanpaolo SpA	285,541	738,407
Mediobanca Banca di Credito Finanziario SpA	10,529	121,053
Moncler SpA	3,512	255,686
Nexi SpA (a)(c)	7,570	120,434
Poste Italiane SpA (c)	9,608	126,089
Prysmian SpA	4,159	156,597
Recordati Industria Chimica e Farmaceutica SpA	1,890	121,436
Snam SpA	34,409	207,388
Telecom Italia SpA	157,718	77,877
Terna - Rete Elettrica Nazionale (b)	24,398	197,381
UniCredit SpA	36,859	567,711
		4,391,524
JAPAN — 22.9%
Advantest Corp.	3,500	331,293
Aeon Co., Ltd.	11,200	263,478
AGC, Inc.	3,400	162,095
Aisin Corp.	2,400	91,911
Ajinomoto Co., Inc.	7,900	239,905
ANA Holdings, Inc. (a)	2,600	54,289
Asahi Group Holdings, Ltd.	7,600	295,275
Asahi Intecc Co., Ltd.	3,900	83,686
Asahi Kasei Corp.	21,800	204,644
Astellas Pharma, Inc.	32,200	523,035
Azbil Corp.	2,000	91,008
Bandai Namco Holdings, Inc.	3,500	273,362
Benefit One, Inc.	1,300	55,712
Bridgestone Corp.	9,600	412,578
Brother Industries, Ltd.	4,400	84,481
Canon, Inc. (b)	17,500	425,665
Capcom Co., Ltd.	2,900	68,197
Central Japan Railway Co.	2,500	333,138
Chiba Bank, Ltd.	8,000	45,782
Chugai Pharmaceutical Co., Ltd. (b)	11,600	376,241
Security Description	Shares	Value
Concordia Financial Group, Ltd.	19,800	$71,872
Cosmos Pharmaceutical Corp. (b)	300	44,106
CyberAgent, Inc.	6,800	113,023
Dai Nippon Printing Co., Ltd.	3,700	92,954
Daifuku Co., Ltd.	1,800	146,932
Dai-ichi Life Holdings, Inc.	17,200	347,346
Daiichi Sankyo Co., Ltd.	30,200	767,097
Daikin Industries, Ltd.	4,300	974,226
Daito Trust Construction Co., Ltd.	1,100	125,804
Daiwa House Industry Co., Ltd.	9,800	281,520
Daiwa House REIT Investment Corp.	39	118,028
Daiwa Securities Group, Inc.	25,600	144,212
Denso Corp.	7,400	612,345
Dentsu Group, Inc. (b)	3,800	135,296
Disco Corp.	500	152,620
East Japan Railway Co.	5,200	319,392
Eisai Co., Ltd.	4,100	232,531
FANUC Corp.	3,400	719,830
Fast Retailing Co., Ltd.	1,000	567,149
Fuji Electric Co., Ltd.	2,100	114,524
FUJIFILM Holdings Corp.	6,200	459,044
Fujitsu, Ltd.	3,500	599,670
GLP J-Reit	73	126,088
GMO Payment Gateway, Inc.	700	87,230
Hakuhodo DY Holdings, Inc.	4,400	73,209
Hamamatsu Photonics KK	2,500	159,350
Hankyu Hanshin Holdings, Inc.	4,000	113,412
Hikari Tsushin, Inc.	300	46,138
Hino Motors, Ltd.	5,900	48,571
Hirose Electric Co., Ltd.	505	84,814
Hitachi Construction Machinery Co., Ltd.	1,500	43,311
Hitachi Metals, Ltd. (a)	4,100	75,873
Hitachi, Ltd.	16,600	898,077
Honda Motor Co., Ltd.	28,100	788,181
Hoshizaki Corp.	900	67,605
Hoya Corp.	6,300	936,069
Hulic Co., Ltd.	6,500	61,639
Ibiden Co., Ltd.	1,700	100,977
Iida Group Holdings Co., Ltd.	2,400	55,772
Isuzu Motors, Ltd.	10,000	124,267
Ito En, Ltd.	900	47,206
Itochu Techno-Solutions Corp.	1,700	54,622
Japan Airlines Co., Ltd. (a)	2,000	38,140
Japan Exchange Group, Inc.	8,300	181,489
Japan Metropolitan Fund Invest REIT	122	104,991
Japan Post Bank Co., Ltd.	6,600	60,466
Japan Post Holdings Co., Ltd.	40,900	318,520
Japan Post Insurance Co., Ltd.	3,500	56,229
Japan Real Estate Investment Corp. REIT	21	119,083
Japan Tobacco, Inc. (b)	20,600	415,470
JFE Holdings, Inc.	8,000	101,915

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
JSR Corp.	3,600	$136,772
Kajima Corp.	7,900	90,625
Kakaku.com, Inc. (b)	2,400	63,983
Kansai Electric Power Co., Inc.	12,700	118,447
Kansai Paint Co., Ltd.	3,100	67,301
Kao Corp.	8,200	428,603
KDDI Corp.	27,500	802,874
Keio Corp.	1,700	74,847
Keisei Electric Railway Co., Ltd.	2,100	56,715
Keyence Corp.	3,400	2,134,098
Kikkoman Corp.	2,400	201,537
Kintetsu Group Holdings Co., Ltd. (a)	2,800	78,173
Kirin Holdings Co., Ltd. (b)	13,600	218,134
Kobayashi Pharmaceutical Co., Ltd.	900	70,653
Kobe Bussan Co., Ltd.	2,300	88,980
Koei Tecmo Holdings Co., Ltd.	950	37,330
Koito Manufacturing Co., Ltd.	1,700	89,905
Komatsu, Ltd.	15,200	355,531
Konami Holdings Corp.	1,600	76,697
Kose Corp.	500	56,663
Kubota Corp.	17,600	390,270
Kurita Water Industries, Ltd.	1,700	80,604
Kyocera Corp.	5,500	343,263
Kyowa Kirin Co., Ltd.	4,800	130,676
Lasertec Corp.	1,300	398,393
Lawson, Inc.	800	37,862
Lion Corp.	4,200	56,058
Lixil Corp.	4,900	130,420
M3, Inc.	7,400	372,265
Makita Corp.	3,900	165,375
Mazda Motor Corp.	10,100	77,621
McDonald's Holdings Co. Japan, Ltd.	1,400	61,882
Medipal Holdings Corp.	3,300	61,756
MEIJI Holdings Co., Ltd.	2,000	119,144
Mercari, Inc. (a)	1,600	81,421
MINEBEA MITSUMI, Inc.	6,300	178,624
MISUMI Group, Inc.	5,100	209,040
Mitsubishi Chemical Holdings Corp.	22,200	164,252
Mitsubishi Electric Corp.	31,200	395,165
Mitsubishi Estate Co., Ltd.	19,700	272,777
Mitsubishi Gas Chemical Co., Inc.	2,200	37,216
Mitsubishi HC Capital, Inc.	12,100	59,788
Mitsubishi Heavy Industries, Ltd.	5,100	117,762
Mitsubishi UFJ Financial Group, Inc.	208,900	1,133,617
Mitsui Chemicals, Inc.	3,300	88,550
Mitsui Fudosan Co., Ltd.	15,700	310,646
Miura Co., Ltd.	1,500	51,583
Mizuho Financial Group, Inc.	41,470	526,860
MonotaRO Co., Ltd.	4,600	82,808
MS&AD Insurance Group Holdings, Inc.	7,700	237,309
Security Description	Shares	Value
Murata Manufacturing Co., Ltd.	9,900	$787,237
NEC Corp.	4,300	198,281
Nexon Co., Ltd.	8,000	154,505
NGK Insulators, Ltd.	4,700	79,343
Nidec Corp.	7,700	904,034
Nihon M&A Center Holdings, Inc.	5,200	127,387
Nintendo Co., Ltd.	1,900	885,198
Nippon Building Fund, Inc. REIT	25	145,456
Nippon Express Co., Ltd.	1,300	76,935
Nippon Paint Holdings Co., Ltd.	12,100	131,765
Nippon Prologis REIT, Inc. (a)	36	127,237
Nippon Sanso Holdings Corp.	2,700	58,921
Nippon Shinyaku Co., Ltd.	900	62,603
Nippon Steel Corp.	14,400	234,904
Nippon Telegraph & Telephone Corp.	22,000	601,798
Nippon Yusen KK	2,700	205,393
Nissan Chemical Corp.	2,000	116,018
Nissan Motor Co., Ltd. (a)	39,200	189,200
Nisshin Seifun Group, Inc.	3,900	56,152
Nissin Foods Holdings Co., Ltd.	1,100	80,144
Nitori Holdings Co., Ltd.	1,400	209,413
Nitto Denko Corp.	2,400	185,281
Nomura Holdings, Inc.	53,000	230,907
Nomura Real Estate Holdings, Inc.	2,000	45,973
Nomura Real Estate Master Fund, Inc. REIT (a)	66	92,734
Nomura Research Institute, Ltd.	5,800	248,561
NTT Data Corp.	10,800	231,278
Obayashi Corp.	11,100	85,789
Obic Co., Ltd.	1,200	225,088
Odakyu Electric Railway Co., Ltd.	5,100	94,599
Oji Holdings Corp.	13,600	65,783
Olympus Corp.	18,900	434,853
Omron Corp.	3,100	308,506
Ono Pharmaceutical Co., Ltd.	6,300	156,249
Open House Co., Ltd.	1,400	73,188
Oracle Corp. Japan	600	45,539
Oriental Land Co., Ltd.	3,500	589,488
ORIX Corp.	21,200	432,174
Orix JREIT, Inc.	45	70,262
Otsuka Corp.	1,800	85,815
Otsuka Holdings Co., Ltd.	6,600	238,942
Pan Pacific International Holdings Corp.	7,000	96,470
Panasonic Corp.	37,700	414,142
Persol Holdings Co., Ltd.	2,900	84,113
Pola Orbis Holdings, Inc. (b)	1,100	18,312
Rakuten Group, Inc. (b)	15,100	151,321
Recruit Holdings Co., Ltd.	23,200	1,404,632
Renesas Electronics Corp. (a)	21,100	260,738
Resona Holdings, Inc.	35,100	136,370
Ricoh Co., Ltd.	11,500	106,956
Rinnai Corp.	600	54,084

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Rohm Co., Ltd.	1,400	$127,289
Ryohin Keikaku Co., Ltd.	4,400	67,019
Santen Pharmaceutical Co., Ltd.	6,600	80,641
SBI Holdings, Inc.	4,500	122,509
SCSK Corp.	2,800	55,657
Secom Co., Ltd.	3,700	256,595
Seiko Epson Corp.	5,000	89,922
Sekisui Chemical Co., Ltd.	6,200	103,481
Sekisui House, Ltd.	10,600	227,271
Seven & i Holdings Co., Ltd.	12,900	566,388
SG Holdings Co., Ltd.	5,500	128,622
Sharp Corp.	3,700	42,445
Shimadzu Corp.	4,300	181,290
Shimano, Inc.	1,300	346,125
Shimizu Corp.	8,100	50,152
Shin-Etsu Chemical Co., Ltd.	6,100	1,055,204
Shionogi & Co., Ltd.	4,600	324,563
Shiseido Co., Ltd.	6,900	384,322
Shizuoka Bank, Ltd.	6,600	47,112
SMC Corp.	1,000	673,787
Softbank Corp.	49,100	620,172
SoftBank Group Corp.	20,700	976,803
Sohgo Security Services Co., Ltd.	1,000	39,686
Sompo Holdings, Inc.	5,600	236,294
Sony Group Corp.	21,700	2,727,693
Square Enix Holdings Co., Ltd.	1,500	76,853
Stanley Electric Co., Ltd.	2,300	57,503
Subaru Corp.	10,900	194,705
SUMCO Corp. (b)	5,800	118,312
Sumitomo Chemical Co., Ltd.	25,200	118,609
Sumitomo Dainippon Pharma Co., Ltd.	2,500	28,766
Sumitomo Electric Industries, Ltd.	12,800	166,676
Sumitomo Metal Mining Co., Ltd.	4,500	169,988
Sumitomo Mitsui Financial Group, Inc.	22,300	763,570
Sumitomo Mitsui Trust Holdings, Inc.	5,800	193,560
Sumitomo Realty & Development Co., Ltd.	5,500	161,578
Suntory Beverage & Food, Ltd.	2,200	79,475
Suzuki Motor Corp.	6,400	246,152
Sysmex Corp.	2,900	391,603
T&D Holdings, Inc.	9,200	117,601
Taisei Corp.	3,600	109,261
Taisho Pharmaceutical Holdings Co., Ltd.	700	32,157
Takeda Pharmaceutical Co., Ltd.	26,908	733,015
TDK Corp.	6,700	261,239
Terumo Corp.	11,200	472,685
TIS, Inc.	3,900	115,996
Tobu Railway Co., Ltd.	3,100	70,585
Toho Co., Ltd.	1,900	81,260
Tokio Marine Holdings, Inc.	10,800	599,484
Tokyo Century Corp.	500	24,228
Security Description	Shares	Value
Tokyo Electric Power Co. Holdings, Inc. (a)	25,400	$65,510
Tokyo Electron, Ltd.	2,600	1,496,487
Tokyu Corp.	8,100	107,479
TOPPAN, INC.	4,500	84,252
Toray Industries, Inc.	23,700	140,321
Toshiba Corp.	7,000	287,526
Tosoh Corp.	4,700	69,630
TOTO, Ltd.	2,300	105,658
Toyo Suisan Kaisha, Ltd.	1,500	63,501
Toyota Industries Corp.	2,500	199,514
Toyota Motor Corp.	182,400	3,335,011
Trend Micro, Inc.	2,300	127,628
Tsuruha Holdings, Inc.	600	57,522
Unicharm Corp.	7,000	303,877
USS Co., Ltd.	3,800	59,266
Welcia Holdings Co., Ltd.	1,700	52,998
West Japan Railway Co.	3,800	158,725
Yakult Honsha Co., Ltd.	2,300	119,838
Yamaha Corp.	2,400	118,171
Yamaha Motor Co., Ltd. (b)	5,100	122,191
Yamato Holdings Co., Ltd.	5,100	119,711
Yaskawa Electric Corp.	4,200	205,705
Yokogawa Electric Corp.	4,000	72,042
Z Holdings Corp.	44,600	258,487
ZOZO, Inc.	2,000	62,351
		63,374,260
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	3,038	91,308
LUXEMBOURG — 0.2%
ArcelorMittal SA	11,455	366,634
Eurofins Scientific SE	2,332	288,532
		655,166
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	38,000	196,914
Sands China, Ltd. (a)	42,400	98,763
		295,677
NETHERLANDS — 4.8%
ABN AMRO Bank NV (c)	7,441	109,294
Adyen NV (a)(c)	337	885,851
Aegon NV	30,496	152,349
Akzo Nobel NV	3,198	350,948
Argenx SE (a)	772	276,808
ASM International NV	819	362,022
ASML Holding NV	7,108	5,712,408
Euronext NV (c)	1,463	151,815
EXOR NV	1,806	162,167
Heineken Holding NV	2,019	186,321
Heineken NV	4,413	496,125
IMCD NV	972	215,213
ING Groep NV	66,591	927,053
JDE Peet's NV (b)	1,815	55,935
Koninklijke Ahold Delhaize NV	17,794	609,792

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Koninklijke DSM NV	2,976	$670,093
Koninklijke KPN NV	57,372	178,115
Koninklijke Philips NV	15,541	579,063
NN Group NV	4,717	255,388
Randstad NV	2,153	147,001
Universal Music Group NV	12,375	348,725
Wolters Kluwer NV	4,566	537,938
		13,370,424
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd. (a)	20,944	110,413
Fisher & Paykel Healthcare Corp., Ltd.	9,743	218,527
Mercury NZ, Ltd.	11,436	47,918
Meridian Energy, Ltd.	23,289	77,332
Ryman Healthcare, Ltd.	6,918	58,021
Spark New Zealand, Ltd.	31,665	97,991
Xero, Ltd. (a)	2,277	234,153
		844,355
NORWAY — 0.5%
DNB Bank ASA	16,113	369,099
Gjensidige Forsikring ASA	3,728	90,470
Mowi ASA	7,313	173,075
Norsk Hydro ASA	22,948	180,913
Orkla ASA	13,217	132,435
Schibsted ASA Class A	1,301	50,176
Schibsted ASA Class B	1,688	56,852
Telenor ASA	11,847	186,203
		1,239,223
POLAND — 0.0% (e)
InPost SA (a)	3,414	41,146
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	46,850	257,438
Jeronimo Martins SGPS SA	4,671	106,769
		364,207
RUSSIA — 0.0% (e)
Coca-Cola HBC AG (a)	3,369	116,588
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(c)	2,713	302,352
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	56,670	124,004
CapitaLand Integrated Commercial Trust REIT	86,209	130,450
Capitaland Investment, Ltd. (a)	45,205	114,341
City Developments, Ltd.	6,600	33,339
DBS Group Holdings, Ltd.	31,200	755,845
Genting Singapore, Ltd. (a)	109,700	63,062
Mapletree Commercial Trust REIT	33,500	49,698
Mapletree Logistics Trust REIT	47,747	67,292
Oversea-Chinese Banking Corp., Ltd.	58,589	495,431
Security Description	Shares	Value
Singapore Airlines, Ltd. (a)(b)	23,000	$85,131
Singapore Exchange, Ltd.	13,200	91,058
Singapore Technologies Engineering, Ltd.	26,400	73,630
Singapore Telecommunications, Ltd.	142,000	244,365
STMicroelectronics NV	11,791	581,536
United Overseas Bank, Ltd.	19,871	396,491
UOL Group, Ltd.	7,123	37,460
Venture Corp., Ltd.	4,800	65,192
		3,408,325
SPAIN — 2.3%
ACS Actividades de Construccion y Servicios SA	4,089	109,601
Aena SME SA (a)(c)	1,295	204,407
Amadeus IT Group SA (a)	7,816	530,101
Banco Bilbao Vizcaya Argentaria SA	113,769	679,235
Banco Santander SA	295,886	989,424
CaixaBank SA	77,290	212,177
Cellnex Telecom SA (c)	8,799	512,118
EDP Renovaveis SA	4,916	122,431
Enagas SA	4,425	102,655
Endesa SA (b)	5,315	122,093
Ferrovial SA	8,747	274,142
Grifols SA (b)	5,127	98,388
Iberdrola SA	97,764	1,157,355
Industria de Diseno Textil SA	18,837	611,153
Red Electrica Corp. SA (b)	7,297	157,872
Siemens Gamesa Renewable Energy SA (a)	3,815	91,411
Telefonica SA (b)	91,768	401,987
		6,376,550
SWEDEN — 4.0%
Alfa Laval AB	5,497	221,244
Assa Abloy AB Class B	17,281	527,180
Atlas Copco AB Class A	11,461	792,182
Atlas Copco AB Class B	6,712	394,542
Boliden AB (a)	4,607	178,096
Electrolux AB Class B (a)(b)	3,890	94,309
Embracer Group AB (a)(b)	8,855	94,390
Epiroc AB Class A	11,112	281,303
Epiroc AB Class B	6,466	136,907
EQT AB	5,052	275,091
Essity AB Class B	10,460	341,278
Evolution AB (c)	2,929	416,097
Fastighets AB Balder Class B (a)	1,747	125,769
Getinge AB Class B	3,902	170,279
H & M Hennes & Mauritz AB Class B (b)	12,389	243,679
Hexagon AB Class B	33,186	526,535
Husqvarna AB Class B	7,635	122,150
Industrivarden AB Class A	2,215	70,556
Industrivarden AB Class C	2,986	93,697
Investment AB Latour Class B	2,537	103,314

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Investor AB Class A	8,511	$224,294
Investor AB Class B	31,412	790,170
Kinnevik AB Class B (a)	4,088	145,728
L E Lundbergforetagen AB Class B	1,226	68,789
Lifco AB Class B	3,977	118,908
Nibe Industrier AB Class B	24,618	371,832
Sagax AB Class B	2,747	92,539
Sandvik AB	19,436	542,259
Securitas AB Class B	5,119	70,477
Sinch AB (a)(c)	8,801	111,886
Skandinaviska Enskilda Banken AB Class A (b)	28,249	392,666
Skanska AB Class B	5,729	148,195
SKF AB Class B	6,549	155,156
Svenska Cellulosa AB SCA Class B	10,429	185,166
Svenska Handelsbanken AB Class A	24,715	267,136
Swedbank AB Class A	15,610	313,964
Swedish Match AB	27,434	218,227
Tele2 AB Class B	8,876	126,564
Telefonaktiebolaget LM Ericsson Class B	50,237	553,704
Telia Co. AB	43,471	169,993
Volvo AB Class A	3,453	81,082
Volvo AB Class B	24,581	569,195
		10,926,528
SWITZERLAND — 11.1%
ABB, Ltd.	28,026	1,073,487
Adecco Group AG	2,789	142,641
Alcon, Inc.	8,621	763,935
Bachem Holding AG Class B	106	83,297
Baloise Holding AG	843	137,948
Barry Callebaut AG	62	150,790
Chocoladefabriken Lindt & Spruengli AG (d)	18	249,509
Chocoladefabriken Lindt & Spruengli AG (d)	2	268,232
Cie Financiere Richemont SA	8,908	1,338,913
Clariant AG (a)	3,455	72,046
Credit Suisse Group AG	45,230	440,411
EMS-Chemie Holding AG	120	134,467
Geberit AG	611	499,717
Givaudan SA	159	836,227
Holcim, Ltd. (a)	9,091	464,054
Julius Baer Group, Ltd.	3,873	260,056
Kuehne + Nagel International AG	906	292,736
Logitech International SA	3,008	253,806
Lonza Group AG	1,281	1,070,745
Nestle SA	48,403	6,769,992
Novartis AG	37,690	3,320,807
Partners Group Holding AG	391	649,056
Roche Holding AG Bearer Shares (d)	539	241,830
Roche Holding AG (d)	12,082	5,026,929
Security Description	Shares	Value
Schindler Holding AG (d)	711	$191,572
Schindler Holding AG (d)	323	86,639
SGS SA	103	344,445
Sika AG	2,418	1,008,971
Sonova Holding AG	933	366,380
Straumann Holding AG	178	378,408
Swatch Group AG (d)	466	142,692
Swatch Group AG (d)	905	53,089
Swiss Life Holding AG	537	329,455
Swiss Prime Site AG	1,298	127,713
Swisscom AG	448	253,022
Temenos AG	1,178	162,966
UBS Group AG	60,015	1,081,541
VAT Group AG (c)	460	229,407
Vifor Pharma AG	833	148,334
Zurich Insurance Group AG	2,582	1,134,646
		30,580,911
TAIWAN — 0.2%
Sea, Ltd. ADR (a)	2,350	525,718
UNITED KINGDOM — 12.2%
3i Group PLC	16,764	329,010
Abrdn PLC	37,210	121,411
Admiral Group PLC	3,298	141,022
Ashtead Group PLC	7,645	615,280
Associated British Foods PLC	6,142	167,046
AstraZeneca PLC	26,650	3,132,419
Auto Trader Group PLC (c)	15,597	156,328
AVEVA Group PLC	1,902	87,693
Aviva PLC	68,420	380,324
BAE Systems PLC	55,175	410,875
Barclays PLC	289,915	734,303
Barratt Developments PLC	17,150	173,752
Berkeley Group Holdings PLC (a)	2,042	132,066
British American Tobacco PLC	37,190	1,376,919
British Land Co. PLC REIT	16,107	115,844
BT Group PLC (b)	155,797	357,783
Bunzl PLC	5,675	221,756
Burberry Group PLC	7,227	177,908
CNH Industrial NV	17,633	342,292
Coca-Cola Europacific Partners PLC	3,549	198,083
Compass Group PLC	30,699	686,490
Croda International PLC	2,448	335,548
DCC PLC	1,632	133,733
Diageo PLC	40,166	2,195,699
Entain PLC (a)	10,166	231,738
Experian PLC	15,913	782,818
GlaxoSmithKline PLC	86,608	1,884,642
Halma PLC	6,557	284,196
Hargreaves Lansdown PLC	6,012	110,337
HSBC Holdings PLC (a)	349,627	2,124,593
Imperial Brands PLC	16,432	359,773
Informa PLC (a)	26,238	183,590

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
InterContinental Hotels Group PLC (a)	3,120	$202,040
Intertek Group PLC	2,784	212,295
J Sainsbury PLC	30,473	113,834
JD Sports Fashion PLC (a)	52,931	156,146
Johnson Matthey PLC	3,187	88,318
Just Eat Takeaway.com NV (a)(c)	3,068	169,108
Kingfisher PLC	37,323	171,018
Land Securities Group PLC REIT	12,182	128,105
Legal & General Group PLC	102,749	414,026
Lloyds Banking Group PLC	1,214,198	786,105
London Stock Exchange Group PLC	5,611	526,667
M&G PLC	45,232	122,223
Melrose Industries PLC	76,769	166,264
National Grid PLC	61,716	885,900
Natwest Group PLC	98,750	301,878
Next PLC	2,268	250,359
Ocado Group PLC (a)	8,484	192,822
Pearson PLC	13,520	112,290
Persimmon PLC	5,391	208,541
Phoenix Group Holdings PLC	11,432	101,142
Prudential PLC	44,566	769,319
Reckitt Benckiser Group PLC	12,216	1,049,345
RELX PLC (d)	19,395	630,995
RELX PLC (d)	13,890	450,493
Rentokil Initial PLC	31,984	252,993
Rolls-Royce Holdings PLC (a)	145,910	242,845
Sage Group PLC	18,332	211,699
Schroders PLC	2,145	103,429
Segro PLC REIT	20,897	406,586
Severn Trent PLC	4,352	173,713
Smith & Nephew PLC	15,114	264,794
Smiths Group PLC	6,670	142,695
Spirax-Sarco Engineering PLC	1,289	280,215
St James's Place PLC	9,035	206,018
Standard Chartered PLC	45,589	276,878
Taylor Wimpey PLC	61,010	145,024
Tesco PLC	132,377	519,785
Unilever PLC	44,655	2,386,356
United Utilities Group PLC	11,741	173,179
Vodafone Group PLC	471,882	717,499
Whitbread PLC (a)	3,384	137,275
WPP PLC	20,544	311,510
		33,846,997
UNITED STATES — 1.6%
CyberArk Software, Ltd. (a)	699	121,123
Ferguson PLC	3,794	673,438
Fiverr International, Ltd. (a)(b)	516	58,669
Inmode, Ltd. (a)	826	58,299
Security Description	Shares	Value
James Hardie Industries PLC CDI	7,509	$301,906
QIAGEN NV (a)	4,020	223,960
Schneider Electric SE	9,269	1,817,850
Stellantis NV (d)	17,758	336,802
Stellantis NV (d)	16,791	318,614
Swiss Re AG	5,212	516,309
Tenaris SA	8,647	90,565
		4,517,535
TOTAL COMMON STOCKS (Cost $234,772,881)		275,735,771

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	398,097	398,137
State Street Navigator Securities Lending Portfolio II (h) (i)	1,464,463	1,464,463
TOTAL SHORT-TERM INVESTMENTS (Cost $1,862,600)		1,862,600
TOTAL INVESTMENTS — 100.3% (Cost $236,635,481)		277,598,371
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(763,407)
NET ASSETS — 100.0%		$276,834,964
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$275,735,771	$—	$—	$275,735,771
Short-Term Investments	1,862,600	—	—	1,862,600
TOTAL INVESTMENTS	$277,598,371	$—	$—	$277,598,371
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	18.1%
Industrials	16.2
Health Care	13.7
Consumer Discretionary	13.4
Consumer Staples	11.1
Information Technology	10.4
Materials	6.4
Communication Services	4.8
Real Estate	3.0
Utilities	2.3
Energy	0.2
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	100,342	$100,363	$5,518,897	$5,221,081	$(42)	$—	398,097	$398,137	$59
State Street Navigator Securities Lending Portfolio II	2,741,208	2,741,208	6,647,527	7,924,272	—	—	1,464,463	1,464,463	4,651
Total		$2,841,571	$12,166,424	$13,145,353	$(42)	$—		$1,862,600	$4,710
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BRAZIL — 3.0%
Ambev SA	94,351	$261,202
Americanas SA	11,520	65,315
B3 SA - Brasil Bolsa Balcao	159,885	319,770
Banco Bradesco SA Preference Shares	116,404	401,458
Banco Bradesco SA	17,433	50,672
Banco BTG Pactual SA	4,288	16,167
Banco Inter SA	6,907	35,424
Banco Santander Brasil SA	7,688	41,380
BB Seguridade Participacoes SA	23,190	86,390
Bradespar SA Preference Shares	2,832	12,706
Braskem SA Class A, Preference Shares	1,320	13,657
Centrais Eletricas Brasileiras SA	7,630	45,766
Cia Brasileira de Distribuicao	2,606	10,167
Cia Siderurgica Nacional SA	27,700	124,277
Cosan SA	41,812	162,819
Equatorial Energia SA	57,981	235,359
Gerdau SA Preference Shares	20,902	102,296
Itau Unibanco Holding SA Preference Shares	101,265	380,880
Itausa SA Preference Shares	123,628	198,204
Itausa SA	3	5
Klabin SA (a)	13,188	60,755
Localiza Rent a Car SA	18,638	177,345
Lojas Americanas SA Preference Shares	36,698	38,806
Lojas Renner SA	37,190	163,182
Magazine Luiza SA	85,319	110,593
Natura & Co. Holding SA (a)	14,519	66,287
Notre Dame Intermedica Participacoes SA	7,082	76,732
Rumo SA (a)	34,616	110,373
Sendas Distribuidora SA	12,103	28,161
Suzano SA	12,825	138,404
Telefonica Brasil SA	19,317	167,125
TOTVS SA	7,004	36,013
Vale SA	941	13,171
Via S/A (a)	24,282	22,887
WEG SA	54,914	325,146
		4,098,894
CHILE — 0.4%
Banco Santander Chile	3,360,685	135,098
Cencosud SA	42,420	70,949
Empresas CMPC SA	73,226	122,731
Enel Americas SA	954,050	104,139
Falabella SA	15,193	49,555
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	1,836	93,716
		576,188
Security Description	Shares	Value
CHINA — 34.3%
360 DigiTech, Inc. ADR	1,728	$39,623
3SBio, Inc. (a)(b)	22,000	18,342
AAC Technologies Holdings, Inc. (c)	16,000	63,209
Addsino Co., Ltd. Class A	18,300	48,059
Agora, Inc. ADR (a)(c)	1,160	18,804
Agricultural Bank of China, Ltd. Class H	553,000	190,095
Aier Eye Hospital Group Co., Ltd. Class A	4,745	31,548
Air China, Ltd. Class A (a)	31,400	45,082
Airtac International Group (a)	2,092	77,126
Akeso, Inc. (a)(b)	3,000	13,083
Alibaba Group Holding, Ltd. ADR (a)	2,041	242,450
Alibaba Group Holding, Ltd. (a)	266,800	4,068,920
Alibaba Health Information Technology, Ltd. (a)(c)	76,000	64,241
Anhui Conch Cement Co., Ltd. Class H	37,000	184,850
ANTA Sports Products, Ltd.	33,695	505,233
Autohome, Inc. ADR	985	29,038
AviChina Industry & Technology Co., Ltd. Class H (a)	16,000	11,062
Baidu, Inc. ADR (a)	5,822	866,255
Baidu, Inc. Class A (a)	800	14,838
Bank of China, Ltd. Class H	1,517,509	546,952
Bank of Communications Co., Ltd. Class H	267,000	161,303
Baozun, Inc. ADR (a)(c)	1,688	23,463
BeiGene, Ltd. ADR (a)	751	203,468
Beijing E-Hualu Information Technology Co., Ltd. Class A	8,900	49,475
Beijing Enterprises Holdings, Ltd.	10,000	34,504
Beijing Enterprises Water Group, Ltd.	242,000	94,052
Beijing Shunxin Agriculture Co., Ltd. Class A	8,200	49,233
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	2,100	59,258
BGI Genomics Co., Ltd. Class A	4,200	57,990
Bilibili, Inc. ADR (a)(c)	3,311	153,630
Burning Rock Biotech Ltd. ADR (a)	740	7,052
BYD Co., Ltd. Class A	1,800	75,894
BYD Co., Ltd. Class H (c)	19,136	654,369
BYD Electronic International Co., Ltd. (c)	15,500	56,761
Caitong Securities Co., Ltd. Class A	50,300	87,959
CanSino Biologics, Inc. Class H (a)(b)(c)	1,600	36,982
CGN Power Co., Ltd. Class H (b)	565,000	171,755
China Cinda Asset Management Co., Ltd. Class H	410,000	74,676

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China CITIC Bank Corp., Ltd. Class H	306,000	$132,663
China Conch Venture Holdings, Ltd.	33,500	163,712
China Construction Bank Corp. Class H	1,839,340	1,273,994
China Eastern Airlines Corp., Ltd. Class A (a)	46,900	38,057
China Everbright Environment Group, Ltd.	115,851	93,022
China Feihe, Ltd. (a)(b)	42,000	56,350
China Hongqiao Group, Ltd. (a)	30,000	31,669
China International Capital Corp., Ltd. Class H (b)	28,800	79,422
China Jinmao Holdings Group, Ltd.	8,000	2,473
China Life Insurance Co., Ltd. Class H	190,000	314,867
China Literature, Ltd. (a)(b)(c)	4,200	26,397
China Longyuan Power Group Corp., Ltd. Class H	116,000	270,795
China Medical System Holdings, Ltd.	15,000	25,050
China Meidong Auto Holdings, Ltd.	12,000	61,875
China Mengniu Dairy Co., Ltd.	53,000	300,476
China Merchants Bank Co., Ltd. Class A (a)	26,700	204,521
China Merchants Bank Co., Ltd. Class H	76,000	590,254
China Merchants Port Holdings Co., Ltd.	61,024	111,148
China Minsheng Banking Corp., Ltd. Class H (c)	184,300	70,445
China Molybdenum Co., Ltd. Class A	82,400	72,305
China National Building Material Co., Ltd. Class H	80,000	98,098
China Oilfield Services, Ltd. Class H (a)	66,000	57,820
China Overseas Land & Investment, Ltd.	59,000	139,700
China Pacific Insurance Group Co., Ltd. Class H	53,400	144,865
China Railway Group, Ltd. Class H	253,000	133,699
China Resources Beer Holdings Co., Ltd.	24,000	196,555
China Resources Cement Holdings, Ltd.	58,000	43,818
China Resources Gas Group, Ltd.	24,000	135,603
China Resources Land, Ltd.	76,000	319,741
China Taiping Insurance Holdings Co., Ltd.	66,630	91,446
China Tourism Group Duty Free Corp., Ltd. Class A	1,700	58,656
Security Description	Shares	Value
China Tower Corp., Ltd. Class H (b)	370,000	$40,814
China Vanke Co., Ltd. Class H	79,400	184,743
China Yangtze Power Co., Ltd. Class A	23,000	82,103
Chinasoft International, Ltd. (a)	16,000	20,851
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,500	88,174
CITIC Securities Co., Ltd. Class H	95,000	247,970
Contemporary Amperex Technology Co., Ltd. Class A	4,000	369,867
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	48,100	141,372
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(c)	27,850	54,012
Country Garden Holdings Co., Ltd. (a)(c)	203,460	180,591
Country Garden Services Holdings Co., Ltd.	32,000	191,681
CSPC Pharmaceutical Group, Ltd. (a)	246,640	267,953
Daan Gene Co., Ltd. Class A	2,980	9,401
Dada Nexus, Ltd. ADR (a)	2,312	30,426
Daqo New Energy Corp. ADR (a)	1,068	43,062
DiDi Global, Inc. ADR (a)	1,900	9,462
Dongfang Electric Corp., Ltd. Class A	26,400	88,926
DouYu International Holdings, Ltd. ADR (a)	2,913	7,690
East Money Information Co., Ltd. Class A	7,800	45,519
ENN Energy Holdings, Ltd.	15,000	282,442
Eve Energy Co., Ltd. Class A	3,600	66,904
Flat Glass Group Co., Ltd. Class H (c)	5,000	25,397
Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,440	73,390
Fosun International, Ltd.	128,060	138,140
Fu Jian Anjoy Foods Co., Ltd. Class A	900	24,171
Fuyao Glass Industry Group Co., Ltd. Class A	5,700	42,254
Ganfeng Lithium Co., Ltd. Class H (b)	4,600	72,396
GDS Holdings, Ltd. ADR (a)	982	46,311
Geely Automobile Holdings, Ltd.	129,000	352,436
Gemdale Corp. Class A	57,893	118,079
Genscript Biotech Corp. (a)	20,000	88,503
GoerTek, Inc. Class A (a)	18,700	159,091
GOME Retail Holdings, Ltd. (a)(c)	207,000	17,524
Great Wall Motor Co., Ltd. Class H (a)	96,713	332,454
GRG Banking Equipment Co., Ltd. Class A	31,300	58,573
Guangdong Hongda Blasting Co., Ltd. Class A	2,100	9,947

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Guangdong Investment, Ltd.	100,801	$128,130
Guangzhou Automobile Group Co., Ltd. Class H	48,000	47,346
Guangzhou Haige Communications Group, Inc. Co. Class A	35,300	60,618
Haidilao International Holding, Ltd. (b)(c)	21,000	47,407
Haier Smart Home Co., Ltd. Class H	32,000	135,244
Haitong Securities Co., Ltd. Class A (a)	42,200	81,360
Hangzhou Silan Microelectronics Co., Ltd. Class A	13,700	116,769
Hangzhou Tigermed Consulting Co., Ltd. Class A	4,600	92,448
Hansoh Pharmaceutical Group Co., Ltd. (b)	18,000	43,867
Hello Group, Inc. ADR	994	8,926
Hengan International Group Co., Ltd.	19,000	97,848
Hengli Petrochemical Co., Ltd. Class A	8,200	29,620
HengTen Networks Group, Ltd. (a)(c)	64,000	24,217
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,400	77,303
Hua Hong Semiconductor, Ltd. (b)	11,000	60,670
Huaneng Power International, Inc. Class H	288,000	192,460
Huatai Securities Co., Ltd. Class H (b)	92,400	153,836
Huazhu Group, Ltd. ADR (a)	2,662	99,399
Hutchmed China, Ltd. ADR (a)	328	11,506
HUYA, Inc. ADR (a)	1,574	10,924
I-Mab ADR (a)	412	19,525
Industrial & Commercial Bank of China, Ltd. Class H	1,152,857	650,638
Industrial Bank Co., Ltd. Class A	24,700	73,956
Innovent Biologics, Inc. (a)(b)	24,500	151,626
Intco Medical Technology Co., Ltd. Class A	1,950	17,737
iQIYI, Inc. ADR (a)	5,876	26,795
JA Solar Technology Co., Ltd. Class A	7,600	110,790
JD Health International, Inc. (a)(b)(c)	6,250	49,262
JD.com, Inc. Class A (a)	36,720	1,290,520
Jiangsu Hengli Hydraulic Co., Ltd. Class A	100	1,286
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,992	47,783
Jiangxi Copper Co., Ltd. Class A	10,700	37,573
Jinxin Fertility Group, Ltd. (a)(b)(c)	16,000	17,875
Jiumaojiu International Holdings, Ltd. (b)	13,000	22,844
Security Description	Shares	Value
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	35,900	$72,488
JOYY, Inc. ADR (a)(c)	688	31,256
KE Holdings, Inc. ADR (a)	4,588	92,311
Kingboard Holdings, Ltd.	12,000	58,412
Kingdee International Software Group Co., Ltd. (a)	38,000	116,979
Kingsoft Cloud Holdings, Ltd. ADR (a)(c)	813	12,805
Kingsoft Corp., Ltd.	35,000	153,759
Kuaishou Technology (a)(b)	3,500	32,345
Kweichow Moutai Co., Ltd. Class A	1,500	483,563
Lenovo Group, Ltd. (c)	241,880	277,984
Lens Technology Co., Ltd. Class A	18,800	67,938
Leyard Optoelectronic Co., Ltd. Class A	65,600	105,739
Li Auto, Inc. ADR (a)	9,808	314,837
Li Ning Co., Ltd.	40,500	443,374
Longfor Group Holdings, Ltd. (b)	38,000	178,880
LONGi Green Energy Technology Co., Ltd. Class A	9,100	123,355
Luxshare Precision Industry Co., Ltd. Class A	20,129	155,738
Luzhou Laojiao Co., Ltd. Class A (a)	1,600	63,876
Mango Excellent Media Co., Ltd. Class A	5,200	46,791
Maxscend Microelectronics Co., Ltd. Class A (a)	180	9,250
Meituan Class B (a)(b)	78,000	2,255,070
Microport Scientific Corp.	9,608	35,000
Ming Yuan Cloud Group Holdings, Ltd. (c)	10,000	22,780
Minth Group, Ltd. (a)	14,000	61,683
MMG, Ltd. (a)	60,000	19,240
Muyuan Foods Co., Ltd. Class A	9,386	78,760
NanJi E-Commerce Co., Ltd. Class A (a)	24,300	26,367
NAURA Technology Group Co., Ltd. Class A	1,400	76,399
NetEase, Inc.	45,330	915,752
New China Life Insurance Co., Ltd. Class H	42,300	113,125
New Oriental Education & Technology Group, Inc. ADR (a)	10,253	21,531
NIO, Inc. ADR (a)	26,253	831,695
OFILM Group Co., Ltd. Class A (a)	34,600	52,778
OneConnect Financial Technology Co., Ltd. (a)	4,380	10,819
Ovctek China, Inc. Class A (a)	1,400	12,630
Pharmaron Beijing Co., Ltd. Class A	2,000	44,431
Pharmaron Beijing Co., Ltd. Class H (b)	2,200	33,947

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
PICC Property & Casualty Co., Ltd. Class H	180,000	$147,070
Pinduoduo, Inc. ADR (a)	8,386	488,904
Ping An Bank Co., Ltd. Class A	22,800	59,088
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	11,600	42,182
Ping An Insurance Group Co. of China, Ltd. Class A	14,400	114,153
Ping An Insurance Group Co. of China, Ltd. Class H	132,000	950,682
Postal Savings Bank of China Co., Ltd. Class H (b)	88,000	61,742
Prosus NV (a)	61	5,101
RiseSun Real Estate Development Co., Ltd. Class A	32,000	21,890
RLX Technology, Inc. ADR (a)(c)	14,299	55,766
Sangfor Technologies, Inc. Class A	1,100	33,040
Seazen Group, Ltd.	78,000	52,725
Seazen Holdings Co., Ltd. Class A (a)	8,700	39,854
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	18,770	62,251
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	130,400	162,743
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	16,800	129,295
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	9,000	39,653
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	97,600	88,914
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	14,800	35,050
Shanxi Securities Co., Ltd. Class A (a)	47,830	49,642
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	840	41,713
Shenzhen Kangtai Biological Products Co., Ltd. Class A	3,700	57,335
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (a)	800	47,906
Shenzhou International Group Holdings, Ltd.	16,643	319,996
Shimao Group Holdings, Ltd. (a)(c)	20,500	13,410
Silergy Corp. (a)	2,000	363,249
Sinopharm Group Co., Ltd. Class H	33,600	73,093
Smoore International Holdings, Ltd. (b)(c)	38,000	193,746
SooChow Securities Co., Ltd. Class A	44,290	61,709
Sun Art Retail Group, Ltd. (a)	6,000	2,409
Security Description	Shares	Value
Sunac China Holdings, Ltd. (a)	64,000	$96,702
Sungrow Power Supply Co., Ltd. Class A	3,900	89,419
Sunny Optical Technology Group Co., Ltd. (a)	15,300	483,945
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,600	49,435
TAL Education Group ADR (a)	2,402	9,440
Tencent Holdings, Ltd.	115,795	6,784,649
Tencent Music Entertainment Group ADR (a)	8,380	57,403
Thunder Software Technology Co., Ltd. Class A	1,700	37,005
Tianma Microelectronics Co., Ltd. Class A	34,200	70,024
Tingyi Cayman Islands Holding Corp.	24,000	49,316
Tongwei Co., Ltd. Class A	1,800	12,726
Trip.com Group, Ltd. ADR (a)	10,874	267,718
Tsingtao Brewery Co., Ltd. Class A	11,100	172,809
Tsingtao Brewery Co., Ltd. Class H	4,000	37,454
Up Fintech Holding, Ltd. ADR (a)(c)	2,144	10,527
Vipshop Holdings, Ltd. ADR (a)	12,431	104,420
Vnet Group, Inc. ADR (a)	1,211	10,935
Walvax Biotechnology Co., Ltd. Class A	10,700	94,564
Wanhua Chemical Group Co., Ltd. Class A	3,700	58,767
Want Want China Holdings, Ltd.	236,000	216,739
Weibo Corp. ADR (a)	1,236	38,291
Weichai Power Co., Ltd. Class A	68,700	193,275
Weichai Power Co., Ltd. Class H	38,000	74,379
Weimob, Inc. (a)(b)(c)	51,000	51,613
Wharf Holdings, Ltd.	34,000	104,447
Will Semiconductor Co., Ltd. Shanghai Class A	1,200	58,645
Wingtech Technology Co., Ltd. Class A	2,900	58,966
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	19,000	80,732
Wuliangye Yibin Co., Ltd. Class A	7,242	253,576
WuXi AppTec Co., Ltd. Class A	7,872	146,793
WuXi AppTec Co., Ltd. Class H (b)	7,680	132,986
Wuxi Biologics Cayman, Inc. (a)(b)	66,500	789,423
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	11,060	129,348
Wuxi Shangji Automation Co., Ltd. Class A	1,600	42,014
Xiaomi Corp. Class B (a)(b)	268,200	650,178

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	26,639	$68,995
Xinyi Solar Holdings, Ltd.	85,281	144,609
XPeng, Inc. ADR (a)	7,306	367,711
Yadea Group Holdings, Ltd. (b)	24,000	46,791
Yantai Eddie Precision Machinery Co., Ltd. Class A	840	4,216
Yifan Pharmaceutical Co., Ltd. Class A	22,800	63,175
Yihai International Holding, Ltd. (c)	8,000	36,992
Yum China Holdings, Inc.	9,354	466,203
Zai Lab, Ltd. ADR (a)	1,364	85,727
Zhejiang Dahua Technology Co., Ltd. Class A	22,800	84,186
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,700	64,184
Zhejiang Longsheng Group Co., Ltd. Class A	16,700	33,169
Zhejiang NHU Co., Ltd. Class A	18,380	89,948
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	8,100	28,156
Zhongji Innolight Co., Ltd. Class A	6,400	42,774
Zhongsheng Group Holdings, Ltd.	7,000	54,590
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	24,900	144,201
Zijin Mining Group Co., Ltd. Class A	54,000	82,371
Zijin Mining Group Co., Ltd. Class H	88,000	104,747
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	21,200	23,904
ZTE Corp. Class A	8,500	44,779
ZTE Corp. Class H (a)	15,200	41,625
ZTO Express Cayman, Inc. ADR	8,146	229,880
		47,660,461
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	19,352	152,153
EGYPT — 0.1%
Commercial International Bank Egypt SAE (a)	29,169	98,387
ElSewedy Electric Co.	114,374	71,566
		169,953
GREECE — 0.1%
Alpha Services & Holdings SA (a)	28,209	34,550
Hellenic Telecommunications Organization SA (a)	4,514	83,442
JUMBO SA	1,637	23,456
		141,448
Security Description	Shares	Value
HONG KONG — 0.2%
China Youzan, Ltd. (a)(c)	140,000	$9,697
Huabao International Holdings, Ltd.	11,000	20,317
Sino Biopharmaceutical, Ltd.	316,250	221,480
		251,494
HUNGARY — 0.3%
OTP Bank Nyrt	7,042	360,684
INDIA — 11.7%
Adani Green Energy, Ltd. (a)	9,913	177,395
Adani Ports & Special Economic Zone, Ltd.	16,591	162,996
Adani Total Gas, Ltd.	5,535	128,205
Adani Transmission, Ltd. (a)	7,403	173,369
Ambuja Cements, Ltd.	15,423	78,323
Apollo Hospitals Enterprise, Ltd. (a)	1,392	93,880
Asian Paints, Ltd.	7,039	320,339
Aurobindo Pharma, Ltd.	14,179	140,072
Avenue Supermarts, Ltd. (a)(b)	3,322	208,763
Axis Bank, Ltd. (a)	48,069	438,783
Bajaj Auto, Ltd.	2,138	93,453
Bajaj Finance, Ltd.	1,648	154,685
Bajaj Finserv, Ltd.	985	217,394
Balkrishna Industries, Ltd.	2,301	71,919
Bandhan Bank, Ltd. (b)	22,337	75,933
Bharat Electronics, Ltd.	44,678	126,186
Bharat Forge, Ltd.	9,004	84,528
Bharti Airtel, Ltd. (a)	39,906	367,088
Biocon, Ltd. (a)	9,307	45,655
Britannia Industries, Ltd.	1,179	57,193
Cholamandalam Investment & Finance Co., Ltd.	19,666	137,675
Cipla, Ltd.	8,855	112,463
Container Corp. Of India, Ltd.	6,171	51,017
Dabur India, Ltd.	13,607	106,177
Divi's Laboratories, Ltd.	2,413	151,858
DLF, Ltd.	7,969	41,857
Dr Reddy's Laboratories, Ltd.	2,923	192,951
Eicher Motors, Ltd. (a)	3,015	105,126
Godrej Consumer Products, Ltd.	8,744	113,906
Grasim Industries, Ltd.	8,025	175,132
Havells India, Ltd.	6,470	121,592
HCL Technologies, Ltd.	29,731	527,582
HDFC Life Insurance Co., Ltd. (b)	6,511	56,894
Hero MotoCorp, Ltd.	1,290	42,727
Hindalco Industries, Ltd.	38,470	246,106
Hindustan Unilever, Ltd.	17,383	551,909
Housing Development Finance Corp., Ltd.	17,584	611,821
ICICI Bank, Ltd.	96,981	965,627
ICICI Lombard General Insurance Co., Ltd. (b)	2,670	50,330
ICICI Prudential Life Insurance Co., Ltd. (b)	2,753	20,769

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Indus Towers, Ltd.	20,770	$69,377
Info Edge India, Ltd.	1,667	125,059
Infosys, Ltd.	73,662	1,870,643
InterGlobe Aviation, Ltd. (a)(b)	5,198	141,079
Ipca Laboratories, Ltd.	1,994	58,123
ITC, Ltd.	91,390	268,076
Jubilant Foodworks, Ltd.	2,615	126,329
Kotak Mahindra Bank, Ltd.	8,538	206,295
Larsen & Toubro Infotech, Ltd. (b)	768	75,751
Larsen & Toubro, Ltd.	12,849	327,708
Lupin, Ltd.	5,702	72,928
Mahindra & Mahindra, Ltd.	20,141	226,823
Marico, Ltd. (a)	11,707	80,736
Maruti Suzuki India, Ltd.	2,842	283,928
Motherson Sumi Systems, Ltd.	38,065	114,345
MRF, Ltd.	33	32,557
Muthoot Finance, Ltd.	5,304	106,718
Nestle India, Ltd.	604	160,115
Page Industries, Ltd. (a)	97	52,746
Petronet LNG, Ltd.	15,537	45,230
PI Industries, Ltd.	1,764	72,002
Piramal Enterprises, Ltd.	2,751	97,845
Power Grid Corp. of India, Ltd.	35,155	96,665
REC, Ltd.	31,294	56,327
SBI Cards & Payment Services, Ltd. (a)	9,325	116,431
SBI Life Insurance Co., Ltd. (b)	1,731	27,850
Shree Cement, Ltd.	224	81,323
Shriram Transport Finance Co., Ltd.	7,801	127,716
State Bank of India	47,232	292,565
Sun Pharmaceutical Industries, Ltd.	26,114	297,093
Tata Consultancy Services, Ltd.	23,775	1,195,648
Tata Consumer Products, Ltd.	8,252	82,530
Tata Steel, Ltd.	15,790	236,089
Tech Mahindra, Ltd.	9,007	216,955
Titan Co., Ltd.	7,601	257,922
Torrent Pharmaceuticals, Ltd.	468	20,640
Trent, Ltd.	5,464	78,282
UltraTech Cement, Ltd.	2,138	218,330
United Spirits, Ltd. (a)	7,483	90,422
UPL, Ltd. (a)	20,321	204,233
Wipro, Ltd.	27,631	265,900
Yes Bank, Ltd. (a)	267,112	49,229
Zee Entertainment Enterprises, Ltd. (a)	22,304	96,254
		16,322,495
INDONESIA — 1.4%
Bank Central Asia Tbk PT	1,060,300	543,076
Bank Mandiri Persero Tbk PT	578,600	285,190
Bank Negara Indonesia Persero Tbk PT	291,409	138,012
Bank Rakyat Indonesia Persero Tbk PT	1,535,767	442,870
Security Description	Shares	Value
Kalbe Farma Tbk PT	518,065	$58,704
Telkom Indonesia Persero Tbk PT (a)	1,561,200	442,536
Unilever Indonesia Tbk PT	288,800	83,281
		1,993,669
KUWAIT — 0.6%
Agility Public Warehousing Co. KSC (a)	57,167	178,736
Boubyan Bank KSCP (a)	23,195	60,625
Gulf Bank KSCP	154,816	142,907
Kuwait Finance House KSCP (a)	91,076	250,704
Mabanee Co. KPSC	26,159	68,632
National Bank of Kuwait SAKP	43,707	144,172
		845,776
MALAYSIA — 1.5%
CIMB Group Holdings Bhd	198,012	259,041
DiGi.Com Bhd	163,000	170,590
Genting Malaysia Bhd	71,700	49,567
Hartalega Holdings Bhd	24,100	33,148
IHH Healthcare Bhd	110,300	194,336
IOI Corp. Bhd	182,400	163,311
Kossan Rubber Industries Bhd	13,200	6,084
Malayan Banking Bhd (a)	39,394	78,485
Maxis Bhd	136,900	159,377
Petronas Chemicals Group Bhd	98,900	211,759
Petronas Gas Bhd	20,700	89,438
Public Bank Bhd	326,200	325,730
Sime Darby Bhd	110,455	61,511
Sime Darby Plantation Bhd	61,055	55,105
Supermax Corp. Bhd	41,436	14,621
Tenaga Nasional Bhd	70,400	157,834
Top Glove Corp. Bhd	121,000	75,226
		2,105,163
MEXICO — 2.3%
America Movil SAB de CV Series L	769,188	815,230
Arca Continental SAB de CV	11,033	70,365
Coca-Cola Femsa SAB de CV (a)	12,733	69,498
Fomento Economico Mexicano SAB de CV	50,822	395,649
Gruma SAB de CV Class B	5,518	70,784
Grupo Aeroportuario del Pacifico SAB de CV Class B	15,515	213,912
Grupo Bimbo SAB de CV Class A	42,599	131,076
Grupo Carso SAB de CV Series A1	34,570	111,810
Grupo Financiero Banorte SAB de CV Series O	61,896	402,316
Grupo Financiero Inbursa SAB de CV Series O (a)	104,678	125,419
Industrias Penoles SAB de CV	5,239	60,303
Kimberly-Clark de Mexico SAB de CV Class A	39,318	59,577

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Orbia Advance Corp. SAB de CV (a)	43,367	$110,764
Promotora y Operadora de Infraestructura SAB de CV	5,900	46,128
Wal-Mart de Mexico SAB de CV	120,773	449,041
		3,131,872
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (a)	8,466	61,971
Credicorp, Ltd.	1,671	203,979
Southern Copper Corp.	1,166	71,954
		337,904
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	101,370	108,244
Ayala Corp.	11,140	181,543
Ayala Land, Inc.	252,880	182,001
BDO Unibank, Inc.	63,195	149,584
SM Investments Corp.	7,160	132,409
SM Prime Holdings, Inc.	351,800	233,878
Universal Robina Corp.	35,000	87,856
		1,075,515
POLAND — 0.7%
Allegro.eu SA (a)(b)	4,689	45,210
Bank Polska Kasa Opieki SA	5,483	165,970
CD Projekt SA (a)	1,364	65,283
KGHM Polska Miedz SA	6,018	208,145
Powszechna Kasa Oszczednosci Bank Polski SA (a)	22,925	255,563
Powszechny Zaklad Ubezpieczen SA (a)	29,905	262,292
		1,002,463
QATAR — 0.9%
Barwa Real Estate Co.	111,231	93,482
Commercial Bank PQSC	106,498	197,406
Industries Qatar QSC	65,342	277,986
Masraf Al Rayan QSC	200,924	256,052
Qatar National Bank QPSC	79,887	442,988
		1,267,914
ROMANIA — 0.1%
NEPI Rockcastle PLC	12,009	79,759
RUSSIA — 1.4%
Mail.Ru Group, Ltd. GDR (a)	1,648	19,100
Mobile TeleSystems PJSC ADR	8,917	70,890
Polymetal International PLC	4,294	76,277
Polyus PJSC GDR	1,137	100,340
Sberbank of Russia PJSC ADR	66,817	1,072,413
TCS Group Holding PLC GDR	2,150	181,288
VTB Bank PJSC GDR	28,063	35,360
X5 Retail Group NV GDR	2,256	59,716
Yandex NV Class A (a)	5,874	355,377
		1,970,761
Security Description	Shares	Value
SAUDI ARABIA — 3.4%
Advanced Petrochemical Co.	5,367	$100,639
Al Rajhi Bank	25,611	967,302
Alinma Bank	11,219	71,598
Almarai Co. JSC (a)	3,998	51,913
Arab National Bank	9,539	58,082
Bank AlBilad (a)	4,562	56,320
Bank Al-Jazira	12,005	61,713
Banque Saudi Fransi	12,616	158,775
Bupa Arabia for Cooperative Insurance Co.	1,303	45,604
Co. for Cooperative Insurance	2,886	59,574
Dar Al Arkan Real Estate Development Co. (a)	24,507	65,667
Emaar Economic City (a)	7,535	23,963
Etihad Etisalat Co.	9,776	81,111
Jarir Marketing Co.	1,437	75,325
National Industrialization Co. (a)	6,454	34,312
Rabigh Refining & Petrochemical Co. (a)	10,044	55,378
Riyad Bank (a)	23,920	172,659
SABIC Agri-Nutrients Co.	2,782	130,860
Sahara International Petrochemical Co.	17,638	197,314
Saudi Airlines Catering Co. (a)	2,493	51,727
Saudi Arabian Mining Co. (a)	10,872	227,321
Saudi Basic Industries Corp.	13,441	415,288
Saudi British Bank	18,016	158,355
Saudi Cement Co.	4,982	72,718
Saudi Electricity Co. (a)	8,892	56,795
Saudi Industrial Investment Group	4,345	36,050
Saudi Kayan Petrochemical Co. (a)	14,475	65,620
Saudi National Bank	40,335	691,875
Saudi Telecom Co. (a)	12,885	385,754
Savola Group	4,039	34,372
Yanbu National Petrochemical Co.	3,998	73,158
		4,737,142
SOUTH AFRICA — 3.1%
Absa Group, Ltd.	16,592	158,591
Anglo American Platinum, Ltd.	953	108,483
Bid Corp., Ltd.	11,032	225,638
Bidvest Group, Ltd.	16,750	198,827
Capitec Bank Holdings, Ltd.	822	105,057
Clicks Group, Ltd.	5,452	107,786
FirstRand, Ltd. (a)	101,321	385,985
Gold Fields, Ltd.	20,828	227,255
Growthpoint Properties, Ltd. REIT	80,804	77,817
Harmony Gold Mining Co., Ltd.	9,615	40,123
Impala Platinum Holdings, Ltd.	12,961	182,721
MTN Group, Ltd.	38,545	412,282
Naspers, Ltd. Class N (a)	4,560	706,286
Nedbank Group, Ltd.	8,905	97,654

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Old Mutual, Ltd.	24,385	$20,015
Remgro, Ltd.	4,034	33,149
Sanlam, Ltd.	43,522	161,871
Shoprite Holdings, Ltd. (a)	13,343	174,629
Sibanye Stillwater, Ltd.	43,832	134,846
SPAR Group, Ltd.	14,216	148,858
Standard Bank Group, Ltd.	32,264	283,038
Tiger Brands, Ltd. (a)	5,841	66,242
Vodacom Group, Ltd.	18,661	157,402
Woolworths Holdings, Ltd.	16,613	53,982
		4,268,537
SOUTH KOREA — 13.5%
Alteogen, Inc. (a)	473	30,121
AMOREPACIFIC Group	945	35,256
Celltrion Healthcare Co., Ltd.	1,134	76,506
Celltrion Pharm, Inc. (a)	363	37,987
Celltrion, Inc. (a)	2,282	380,093
Coway Co., Ltd.	2,315	144,888
Doosan Heavy Industries & Construction Co., Ltd. (a)	4,738	81,308
Green Cross Corp.	136	24,941
Hana Financial Group, Inc.	8,126	287,443
Hanwha Solutions Corp. (a)	1,958	58,472
Helixmith Co., Ltd. (a)	130	2,482
HLB, Inc. (a)	1,745	51,084
HMM Co., Ltd. (a)	5,029	113,800
Hyundai Engineering & Construction Co., Ltd.	4,599	171,967
Hyundai Glovis Co., Ltd.	997	140,901
Hyundai Mobis Co., Ltd.	1,756	375,943
Hyundai Motor Co.	3,386	595,309
Hyundai Motor Co. Preference Shares	1,258	104,238
Hyundai Steel Co.	2,426	83,673
Industrial Bank of Korea	16,462	142,636
Kakao Corp.	4,575	432,965
KB Financial Group, Inc.	9,872	456,749
Kia Corp.	6,892	476,570
Korea Zinc Co., Ltd.	500	214,932
KT&G Corp.	3,524	234,192
Kumho Petrochemical Co., Ltd.	331	46,222
LG Chem, Ltd.	1,068	552,530
LG Corp.	2,510	170,817
LG Electronics, Inc.	2,978	345,711
LG Household & Health Care, Ltd.	266	245,470
Lotte Chemical Corp.	535	97,661
LX Holdings Corp. (a)	1,192	10,027
NAVER Corp.	2,793	889,296
NCSoft Corp.	498	269,370
POSCO	1,930	445,666
POSCO Chemtech Co., Ltd.	331	40,096
Samsung Biologics Co., Ltd. (a)(b)	267	202,819
Samsung C&T Corp.	1,986	198,809
Security Description	Shares	Value
Samsung Electronics Co., Ltd. Preference Shares	15,692	$939,870
Samsung Electronics Co., Ltd.	94,689	6,236,929
Samsung Fire & Marine Insurance Co., Ltd.	908	154,293
Samsung SDI Co., Ltd.	1,281	705,830
Samsung SDS Co., Ltd. (a)	1,407	185,233
Seegene, Inc.	688	35,304
Shin Poong Pharmaceutical Co., Ltd.	603	16,207
Shinhan Financial Group Co., Ltd.	12,008	371,730
SK Chemicals Co., Ltd.	157	19,679
SK Hynix, Inc.	12,431	1,369,894
SK Square Co., Ltd. (a)	783	43,736
SK Telecom Co., Ltd.	1,211	58,984
S-Oil Corp.	2,240	161,487
Woori Financial Group, Inc.	17,034	181,983
		18,750,109
TAIWAN — 17.3%
Accton Technology Corp. (a)	5,000	46,987
ASE Technology Holding Co., Ltd.	96,656	372,063
Asustek Computer, Inc.	27,000	366,935
AU Optronics Corp.	60,000	49,662
Catcher Technology Co., Ltd.	3,000	16,970
Cathay Financial Holding Co., Ltd.	193,092	436,197
Chang Hwa Commercial Bank, Ltd. (a)	160,983	98,916
China Development Financial Holding Corp.	808,258	511,241
China Steel Corp.	348,000	444,638
Chunghwa Telecom Co., Ltd.	75,000	315,809
Compal Electronics, Inc. (a)	306,000	267,655
CTBC Financial Holding Co., Ltd. (a)	423,000	396,749
E.Sun Financial Holding Co., Ltd.	289,826	293,838
Evergreen Marine Corp. Taiwan, Ltd.	40,000	206,022
Far Eastern New Century Corp.	77,000	81,545
First Financial Holding Co., Ltd.	307,944	272,694
Formosa Chemicals & Fibre Corp.	73,397	214,352
Formosa Plastics Corp.	99,000	372,140
Foxconn Technology Co., Ltd.	56,000	131,362
Fubon Financial Holding Co., Ltd.	177,381	489,181
Globalwafers Co., Ltd.	2,000	64,192
Hon Hai Precision Industry Co., Ltd.	246,980	928,396
Hotai Motor Co., Ltd.	5,000	110,962
Hua Nan Financial Holdings Co., Ltd.	385,948	295,735
Innolux Corp.	98,000	69,426
Largan Precision Co., Ltd.	1,000	89,095

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Lite-On Technology Corp.	122,000	$281,332
MediaTek, Inc.	31,000	1,333,357
Mega Financial Holding Co., Ltd.	267,000	343,075
Nan Ya Plastics Corp.	152,000	469,180
Nan Ya Printed Circuit Board Corp.	4,000	82,698
Novatek Microelectronics Corp.	8,000	155,853
Oneness Biotech Co., Ltd. (a)	2,000	20,783
Pegatron Corp.	58,000	144,858
President Chain Store Corp.	10,394	102,749
Quanta Computer, Inc.	54,000	184,834
Realtek Semiconductor Corp. (a)	8,000	167,709
SinoPac Financial Holdings Co., Ltd.	565,794	330,270
Taishin Financial Holding Co., Ltd. (a)	507,530	347,623
Taiwan Cement Corp.	184,956	320,884
Taiwan Cooperative Financial Holding Co., Ltd.	351,701	323,519
Taiwan Mobile Co., Ltd.	38,000	137,348
Taiwan Semiconductor Manufacturing Co., Ltd.	478,734	10,641,609
Unimicron Technology Corp.	15,000	125,239
Uni-President Enterprises Corp.	152,000	376,882
United Microelectronics Corp.	296,602	696,828
Yang Ming Marine Transport Corp. (a)	25,000	109,336
Yuanta Financial Holding Co., Ltd. (a)	427,400	390,835
		24,029,563
THAILAND — 1.5%
Advanced Info Service PCL NVDR	50,000	344,260
Airports of Thailand PCL NVDR (a)	170,400	311,163
Bangkok Dusit Medical Services PCL NVDR	316,500	217,916
BTS Group Holdings PCL (a)	518,000	144,987
CP ALL PCL NVDR	159,900	282,416
Delta Electronics Thailand PCL (a)	5,400	66,601
Minor International PCL NVDR (a)	163,152	140,417
PTT Global Chemical PCL NVDR	110,374	194,117
Siam Cement PCL (a)	15,200	175,638
Siam Commercial Bank PCL NVDR	57,600	218,985
		2,096,500
TURKEY — 0.1%
BIM Birlesik Magazalar A/S	17,906	82,655
Turk Hava Yollari AO (a)	23,037	34,730
Turkcell Iletisim Hizmetleri A/S	30,848	42,881
Turkiye Is Bankasi A/S Class C (a)	73,826	39,971
		200,237
Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.9%
Abu Dhabi Commercial Bank PJSC	116,543	$270,650
Abu Dhabi Islamic Bank PJSC	28,651	53,588
Aldar Properties PJSC	256,539	278,676
Dubai Islamic Bank PJSC	35,705	52,298
Emirates NBD Bank PJSC	16,501	60,873
Emirates Telecommunications Group Co. PJSC	39,461	340,565
First Abu Dhabi Bank PJSC	34,889	178,955
		1,235,605
UNITED STATES — 0.1%
JBS SA	28,309	192,877
TOTAL COMMON STOCKS (Cost $122,268,129)		139,055,136

PREFERRED STOCKS — 0.0%
TAIWAN — 0.0%
China Development Financial Holding Corp. , Preference Shares (a) (Cost: $48,519)	152,622	52,902
RIGHTS — 0.0% (d)
CHINA — 0.0% (d)
Seazen Group, Ltd. (expiring 01/19/22) (a)	3,714	—
SOUTH KOREA — 0.0% (d)
Doosan Heavy Industries & Construction Co., Ltd. (expiring 02/11/22) (a)	602	2,228
TOTAL RIGHTS (Cost $0)		2,228
WARRANTS — 0.0% (d)
THAILAND — 0.0% (d)
BTS Group Holdings PCL (expiring 07/21/22) (a)	62,680	1,201
BTS Group Holdings PCL (expiring 07/22/22) (a)	125,360	1,876
BTS Group Holdings PCL (expiring 09/05/22) (a)	31,340	676
Minor International PCL (expiring 02/15/24) (a)	5,575	531
TOTAL WARRANTS (Cost $0)		4,284
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	78,200	78,208

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	785,854	$785,854
TOTAL SHORT-TERM INVESTMENTS (Cost $864,062)		864,062
TOTAL INVESTMENTS — 100.6% (Cost $123,180,710)		139,978,612
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(891,440)
NET ASSETS — 100.0%		$139,087,172
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$138,657,963	$397,173	$—	$139,055,136
Preferred Stocks	52,902	—	—	52,902
Rights	—	2,228	—	2,228
Warrants	4,284	—	—	4,284
Short-Term Investments	864,062	—	—	864,062
TOTAL INVESTMENTS	$139,579,211	$399,401	$—	$139,978,612
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	24.7%
Financials	21.8
Consumer Discretionary	14.1
Communication Services	11.7
Materials	7.2
Consumer Staples	6.3
Industrials	5.3
Health Care	4.6
Real Estate	2.1
Utilities	1.9
Energy	0.3
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	220,925	$220,969	$2,699,558	$2,842,292	$(27)	$—	78,200	$78,208	$24
State Street Navigator Securities Lending Portfolio II	1,472,763	1,472,763	2,448,615	3,135,524	—	—	785,854	785,854	1,616
Total		$1,693,732	$5,148,173	$5,977,816	$(27)	$—		$864,062	$1,640
See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 6.7%
Ampol, Ltd.	8,150	$175,749
Aristocrat Leisure, Ltd.	841	26,641
ASX, Ltd.	10,663	720,211
Aurizon Holdings, Ltd.	103,540	262,723
AusNet Services, Ltd.	308,610	576,644
Australia & New Zealand Banking Group, Ltd.	83,921	1,678,516
BHP Group PLC	152,676	4,548,391
BHP Group, Ltd. (a)	209,169	6,311,168
BlueScope Steel, Ltd.	19,156	291,082
Brambles, Ltd.	86,488	668,426
Cochlear, Ltd.	1,836	288,491
Coles Group, Ltd.	37,434	488,262
Commonwealth Bank of Australia	45,581	3,347,107
CSL, Ltd.	31,556	6,669,929
Dexus REIT	35,730	288,870
Endeavour Group, Ltd. (a)	50,278	246,378
Fortescue Metals Group, Ltd.	144,178	2,013,681
Glencore PLC (b)	395,969	2,010,933
Goodman Group REIT	74,195	1,429,502
GPT Group REIT	34,209	134,804
Insurance Australia Group, Ltd.	83,160	257,566
LendLease Corp., Ltd. Stapled Security	18,392	142,946
Macquarie Group, Ltd.	3,870	577,931
Magellan Financial Group, Ltd. (a)	11,273	174,084
Medibank Pvt, Ltd.	344,921	840,096
Mirvac Group REIT	50,978	107,855
National Australia Bank, Ltd.	71,405	1,497,229
Newcrest Mining, Ltd.	57,578	1,024,784
Origin Energy, Ltd.	37,020	141,037
QBE Insurance Group, Ltd.	24,577	202,810
Ramsay Health Care, Ltd.	5,625	292,410
REA Group, Ltd. (a)	4,792	584,062
Rio Tinto PLC	92,581	6,134,389
Rio Tinto, Ltd.	29,711	2,162,515
Santos, Ltd.	53,961	247,556
Scentre Group REIT	120,278	276,336
SEEK, Ltd.	4,557	108,606
Sonic Healthcare, Ltd.	49,764	1,687,116
South32, Ltd.	84,134	245,290
Stockland REIT	34,646	106,803
Suncorp Group, Ltd.	33,247	267,587
Tabcorp Holdings, Ltd.	69,115	252,255
Telstra Corp., Ltd.	364,439	1,107,555
Transurban Group Stapled Security	22,253	223,594
Vicinity Centres REIT	66,194	81,334
Wesfarmers, Ltd. (b)	149,965	6,465,602
Westpac Banking Corp.	96,240	1,493,887
Woodside Petroleum, Ltd.	9,821	156,588
Security Description	Shares	Value
Woolworths Group, Ltd.	84,854	$2,344,955
		61,382,286
AUSTRIA — 0.2%
Erste Group Bank AG	10,494	493,462
Mondi PLC	33,891	838,201
OMV AG	5,888	334,457
Raiffeisen Bank International AG	9,102	267,878
Voestalpine AG	7,707	280,461
		2,214,459
BELGIUM — 1.1%
Ageas SA/NV	6,286	325,611
Anheuser-Busch InBev SA/NV (b)	11,126	672,733
Etablissements Franz Colruyt NV	27,147	1,150,274
Groupe Bruxelles Lambert SA	28,380	3,167,989
KBC Group NV	6,945	595,972
Proximus SADP	71,175	1,387,315
Sofina SA	1,310	643,564
Solvay SA (a)	2,453	285,092
UCB SA	11,179	1,275,725
Umicore SA	3,373	137,129
		9,641,404
BRAZIL — 0.0% (c)
Yara International ASA	5,784	291,879
CHINA — 0.3%
BOC Hong Kong Holdings, Ltd.	342,536	1,122,557
Chow Tai Fook Jewellery Group, Ltd.	80,200	144,223
Prosus NV (b)	10,229	855,332
SITC International Holdings Co., Ltd.	71,000	256,814
Wilmar International, Ltd.	192,000	589,608
		2,968,534
DENMARK — 4.4%
AP Moller - Maersk A/S Class B	199	713,512
Carlsberg AS Class B	5,047	871,616
Chr. Hansen Holding A/S	15,753	1,241,405
Coloplast A/S Class B	34,374	6,049,383
Danske Bank A/S	44,651	771,122
Demant A/S (b)	4,038	206,893
DSV A/S	9,709	2,267,573
Genmab A/S (b)	6,449	2,593,306
GN Store Nord A/S	5,861	368,584
Novo Nordisk A/S Class B	158,283	17,788,006
Novozymes A/S Class B	32,107	2,637,190
Orsted A/S (d)	4,882	623,439
Pandora A/S	7,742	965,227
Tryg A/S	57,331	1,415,688
Vestas Wind Systems A/S	59,724	1,826,352
		40,339,296
FINLAND — 1.4%
Elisa Oyj	44,854	2,760,550

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Fortum Oyj	9,589	$294,315
Kone Oyj Class B	56,892	4,078,535
Neste Oyj	20,198	995,943
Nokia Oyj (b)	142,455	902,987
Nordea Bank Abp (e)	93,991	1,147,137
Nordea Bank Abp (e)	7,745	94,999
Orion Oyj Class B	17,539	728,404
Sampo Oyj Class A	12,845	643,599
UPM-Kymmene Oyj	24,079	916,223
Wartsila OYJ Abp	17,409	244,697
		12,807,389
FRANCE — 7.8%
Aeroports de Paris (b)	299	38,525
Air Liquide SA	17,142	2,988,801
Airbus SE (b)	6,179	789,526
Alstom SA	17,660	626,990
AXA SA	70,191	2,090,118
BioMerieux	10,354	1,470,643
BNP Paribas SA	46,975	3,246,331
Bouygues SA	10,126	362,616
Bureau Veritas SA	12,338	409,418
Capgemini SE	2,062	505,327
Carrefour SA	55,354	1,013,786
Cie de Saint-Gobain	12,395	872,094
Cie Generale des Etablissements Michelin SCA	4,003	656,201
CNP Assurances	2,690	66,535
Credit Agricole SA	47,871	683,208
Danone SA	28,775	1,786,344
Dassault Systemes SE	11,932	709,798
Electricite de France SA	19,712	231,562
Engie SA	60,743	898,967
EssilorLuxottica SA	10,869	2,314,328
Faurecia SE (e)	5,732	272,666
Faurecia SE (e)	1,400	65,403
Getlink SE	7,208	119,347
Hermes International	3,761	6,569,485
Ipsen SA	3,222	294,957
Kering SA	4,254	3,419,733
Klepierre SA REIT (b)	6,943	164,623
Legrand SA	6,157	720,479
L'Oreal SA	16,899	8,012,753
LVMH Moet Hennessy Louis Vuitton SE	12,722	10,517,840
Orange SA	202,668	2,169,452
Pernod Ricard SA	7,708	1,853,911
Publicis Groupe SA	5,731	385,824
Renault SA (b)	11,441	397,412
Safran SA	2,653	324,809
Sanofi	51,258	5,163,380
Sartorius Stedim Biotech	1,902	1,043,409
SEB SA	1,555	242,086
Societe Generale SA	44,208	1,518,506
Sodexo SA	2,259	197,962
Thales SA	3,791	322,472
TotalEnergies SE	62,553	3,174,766
Security Description	Shares	Value
Ubisoft Entertainment SA (b)	2,175	$106,530
Unibail-Rodamco-Westfield CDI (b)	28,560	99,047
Unibail-Rodamco-Westfield REIT (b)(e)	1,758	123,191
Valeo	6,916	209,048
Veolia Environnement SA	5,413	198,582
Vinci SA	10,437	1,102,744
Vivendi SE	18,390	248,657
Worldline SA (b)(d)	836	46,594
		70,846,786
GERMANY — 6.5%
adidas AG	8,738	2,516,011
Allianz SE	11,390	2,689,629
Aroundtown SA	49,813	301,364
BASF SE	20,865	1,465,896
Bayer AG	20,851	1,114,452
Bayerische Motoren Werke AG	13,444	1,352,880
Bayerische Motoren Werke AG Preference Shares	3,453	287,831
Bechtle AG	5,240	375,055
Beiersdorf AG	20,763	2,134,023
Brenntag SE	4,906	443,985
Carl Zeiss Meditec AG	1,536	322,885
Commerzbank AG (b)	49,229	374,472
Continental AG (b)	3,130	331,419
Covestro AG (d)	8,420	518,977
Daimler AG	30,674	2,357,706
Daimler Truck Holding AG (b)	15,337	563,177
Deutsche Bank AG (b)	72,309	906,008
Deutsche Boerse AG	14,630	2,447,337
Deutsche Lufthansa AG (b)	26,303	184,855
Deutsche Post AG	56,440	3,628,938
Deutsche Telekom AG	238,381	4,418,715
E.ON SE	58,737	814,373
Fresenius Medical Care AG & Co. KGaA	5,119	332,631
Fresenius SE & Co. KGaA	12,809	515,650
FUCHS PETROLUB SE Preference Shares	7,229	328,175
GEA Group AG	5,459	298,541
Hannover Rueck SE	2,091	397,463
HeidelbergCement AG	4,222	285,771
HelloFresh SE (b)	746	57,298
Henkel AG & Co. KGaA Preference Shares	13,868	1,121,927
Henkel AG & Co. KGaA	5,295	413,675
Infineon Technologies AG	13,189	611,340
Knorr-Bremse AG	12,595	1,244,671
LANXESS AG	2,582	160,026
Merck KGaA	10,134	2,616,035
MTU Aero Engines AG	678	138,321
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,966	1,174,890
Nemetschek SE	3,465	444,477

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	4,884	$463,433
Puma SE	1,181	144,376
Rational AG	166	169,973
RWE AG	16,196	657,894
SAP SE	52,596	7,470,538
Sartorius AG Preference Shares	257	173,953
Siemens AG	9,455	1,641,649
Siemens Energy AG (b)	8,224	210,334
Siemens Healthineers AG (d)	30,661	2,294,991
Symrise AG	16,783	2,486,857
Telefonica Deutschland Holding AG	71,354	198,072
Uniper SE	14,062	668,436
United Internet AG	3,678	146,141
Volkswagen AG	735	215,981
Volkswagen AG Preference Shares	10,482	2,115,584
Zalando SE (b)(d)	1,398	113,099
		58,862,190
HONG KONG — 3.9%
AIA Group, Ltd.	129,223	1,302,788
CK Asset Holdings, Ltd.	77,354	487,661
CK Infrastructure Holdings, Ltd.	236,500	1,506,128
CLP Holdings, Ltd.	376,000	3,797,955
Hang Seng Bank, Ltd.	175,329	3,209,144
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	1,031,040	1,011,692
HKT Trust & HKT, Ltd. Stapled Security	1,387,540	1,865,169
Hong Kong & China Gas Co., Ltd.	2,237,652	3,484,357
Hong Kong Exchanges & Clearing, Ltd.	84,072	4,910,841
Jardine Matheson Holdings, Ltd.	32,000	1,760,320
Link REIT	254,441	2,240,470
MTR Corp., Ltd.	517,289	2,776,772
New World Development Co., Ltd.	41,687	164,956
Power Assets Holdings, Ltd.	547,500	3,412,965
Sun Hung Kai Properties, Ltd.	73,500	891,846
Swire Pacific, Ltd. Class A	15,500	88,173
Techtronic Industries Co., Ltd.	82,500	1,642,318
WH Group, Ltd. (d)	597,790	374,946
Wharf Real Estate Investment Co., Ltd.	21,000	106,666
Xinyi Glass Holdings, Ltd.	90,000	225,107
		35,260,274
IRELAND — 0.7%
CRH PLC	16,387	866,914
Flutter Entertainment PLC (b)	1,149	181,623
Kerry Group PLC Class A	27,339	3,520,932
Kingspan Group PLC	8,531	1,018,652
Security Description	Shares	Value
Smurfit Kappa Group PLC	9,261	$510,151
		6,098,272
ISRAEL — 1.1%
Azrieli Group, Ltd.	4,621	440,958
Bank Hapoalim BM	184,681	1,904,723
Bank Leumi Le-Israel BM	273,399	2,938,310
Check Point Software Technologies, Ltd. (b)	16,388	1,910,185
Elbit Systems, Ltd.	1,567	271,370
ICL Group, Ltd.	56,963	549,242
Isracard, Ltd.	0	1
Mizrahi Tefahot Bank, Ltd.	27,296	1,052,410
Nice, Ltd. (b)	721	220,465
Teva Pharmaceutical Industries, Ltd. ADR (b)	21,325	170,813
Teva Pharmaceutical Industries, Ltd. (b)	24,545	212,533
		9,671,010
ITALY — 2.2%
Assicurazioni Generali SpA (a)	63,302	1,341,118
Atlantia SpA (b)	8,258	163,920
DiaSorin SpA	9,003	1,714,388
Enel SpA	190,638	1,527,527
Eni SpA	74,031	1,028,778
Ferrari NV	12,646	3,271,684
FinecoBank Banca Fineco SpA	58,028	1,018,547
Infrastrutture Wireless Italiane SpA (d)	82,225	998,647
Intesa Sanpaolo SpA	634,212	1,640,067
Mediobanca Banca di Credito Finanziario SpA	23,203	266,767
Moncler SpA	12,624	919,072
Poste Italiane SpA (d)	8,488	111,390
Prysmian SpA	2,632	99,102
Recordati Industria Chimica e Farmaceutica SpA	23,087	1,483,381
Snam SpA	274,948	1,657,155
Telecom Italia SpA	1,271,579	627,870
Terna - Rete Elettrica Nazionale (a)	29,095	235,379
UniCredit SpA	132,612	2,042,521
		20,147,313
JAPAN — 23.7%
Advantest Corp.	12,800	1,211,584
Aeon Co., Ltd. (a)	26,900	632,817
AGC, Inc.	2,800	133,490
Aisin Corp.	6,300	241,266
Ajinomoto Co., Inc.	43,000	1,305,814
ANA Holdings, Inc. (b)	30,400	634,769
Asahi Group Holdings, Ltd.	16,400	637,172
Asahi Intecc Co., Ltd.	24,700	530,013
Asahi Kasei Corp.	26,900	252,520
Astellas Pharma, Inc.	45,400	737,447
Azbil Corp.	2,600	118,310
Bandai Namco Holdings, Inc.	19,600	1,530,827

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Benefit One, Inc.	3,300	$141,422
Bridgestone Corp.	33,300	1,431,129
Brother Industries, Ltd.	19,300	370,564
Canon, Inc. (a)	118,700	2,887,228
Capcom Co., Ltd.	15,300	359,797
Central Japan Railway Co.	9,000	1,199,297
Chiba Bank, Ltd.	51,300	293,576
Chubu Electric Power Co., Inc.	134,400	1,414,553
Chugai Pharmaceutical Co., Ltd. (a)	78,500	2,546,112
Concordia Financial Group, Ltd.	76,600	278,050
Cosmos Pharmaceutical Corp. (a)	4,800	705,692
CyberAgent, Inc.	19,400	322,449
Daifuku Co., Ltd.	4,100	334,679
Dai-ichi Life Holdings, Inc.	41,508	838,234
Daiichi Sankyo Co., Ltd.	5,718	145,240
Daikin Industries, Ltd.	1,000	226,564
Daito Trust Construction Co., Ltd.	4,100	468,907
Daiwa House Industry Co., Ltd.	27,400	787,106
Daiwa House REIT Investment Corp.	83	251,188
Daiwa Securities Group, Inc.	23,300	131,255
Denso Corp.	8,000	661,995
Dentsu Group, Inc. (a)	1,300	46,285
Disco Corp.	1,100	335,765
East Japan Railway Co.	33,400	2,051,480
Eisai Co., Ltd.	4,100	232,531
ENEOS HoldingS, Inc.	272,282	1,017,437
FANUC Corp.	600	127,029
Fast Retailing Co., Ltd.	500	283,574
FUJIFILM Holdings Corp.	26,000	1,925,023
Fujitsu, Ltd.	11,700	2,004,611
GMO Payment Gateway, Inc.	1,400	174,460
Hakuhodo DY Holdings, Inc.	22,500	374,365
Hamamatsu Photonics KK	20,500	1,306,674
Hankyu Hanshin Holdings, Inc.	21,200	601,085
Hikari Tsushin, Inc.	1,600	246,068
Hino Motors, Ltd.	3,200	26,344
Hirose Electric Co., Ltd.	10,100	1,696,270
Hitachi, Ltd.	24,300	1,314,654
Honda Motor Co., Ltd.	79,400	2,227,103
Hoshizaki Corp.	1,500	112,674
Hoya Corp.	27,300	4,056,298
Idemitsu Kosan Co., Ltd.	20,300	517,746
Inpex Corp.	51,700	449,858
Isuzu Motors, Ltd.	22,100	274,631
ITOCHU Corp.	103,014	3,147,091
Itochu Techno-Solutions Corp.	16,300	523,729
Japan Airlines Co., Ltd. (b)	12,900	246,002
Japan Exchange Group, Inc.	52,906	1,156,852
Japan Metropolitan Fund Invest REIT	204	175,558
Japan Post Bank Co., Ltd.	190,800	1,748,027
Japan Post Holdings Co., Ltd.	396,700	3,089,406
Security Description	Shares	Value
Japan Post Insurance Co., Ltd.	21,600	$347,011
Japan Real Estate Investment Corp. REIT	40	226,825
Japan Tobacco, Inc. (a)	152,100	3,067,624
JFE Holdings, Inc.	44,800	570,723
Kajima Corp.	56,900	652,728
Kakaku.com, Inc. (a)	13,500	359,906
Kansai Electric Power Co., Inc.	27,800	259,278
Kao Corp.	39,100	2,043,705
KDDI Corp.	163,818	4,782,737
Keio Corp.	13,000	572,359
Keisei Electric Railway Co., Ltd.	4,400	118,831
Keyence Corp.	13,700	8,599,158
Kikkoman Corp.	4,700	394,677
Kintetsu Group Holdings Co., Ltd. (b)	49,100	1,370,818
Kirin Holdings Co., Ltd. (a)	31,800	510,048
Kobayashi Pharmaceutical Co., Ltd.	4,500	353,263
Kobe Bussan Co., Ltd.	4,000	154,748
Koei Tecmo Holdings Co., Ltd.	6,030	236,948
Koito Manufacturing Co., Ltd.	1,600	84,616
Komatsu, Ltd.	23,600	552,009
Kose Corp.	1,000	113,326
Kubota Corp.	25,000	554,361
Kyocera Corp.	2,200	137,305
Kyowa Kirin Co., Ltd.	14,900	405,640
Lasertec Corp.	4,700	1,440,346
Lawson, Inc.	23,100	1,093,266
Lion Corp.	42,000	560,584
Lixil Corp.	17,100	455,139
M3, Inc.	25,300	1,272,745
Makita Corp.	7,200	305,307
Marubeni Corp.	103,300	1,004,249
Mazda Motor Corp.	50,100	385,033
McDonald's Holdings Co. Japan, Ltd.	27,600	1,219,956
MEIJI Holdings Co., Ltd.	23,500	1,399,939
MISUMI Group, Inc.	4,100	168,052
Mitsubishi Chemical Holdings Corp.	54,300	401,751
Mitsubishi Corp.	76,000	2,410,247
Mitsubishi Electric Corp.	51,200	648,476
Mitsubishi Estate Co., Ltd.	22,300	308,778
Mitsubishi Heavy Industries, Ltd.	14,200	327,887
Mitsubishi UFJ Financial Group, Inc.	875,300	4,749,902
Mitsui & Co., Ltd.	54,900	1,298,425
Mitsui Chemicals, Inc.	4,900	131,484
Mitsui Fudosan Co., Ltd.	24,700	488,723
Mizuho Financial Group, Inc.	321,940	4,090,124
MonotaRO Co., Ltd.	51,800	932,494
MS&AD Insurance Group Holdings, Inc.	34,000	1,047,857
Murata Manufacturing Co., Ltd.	41,100	3,268,227
NEC Corp.	33,100	1,526,299
Nexon Co., Ltd.	9,400	181,543

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Nihon M&A Center Holdings, Inc.	20,600	$504,647
Nintendo Co., Ltd.	9,300	4,332,812
Nippon Building Fund, Inc. REIT	38	221,093
Nippon Express Co., Ltd.	1,600	94,690
Nippon Paint Holdings Co., Ltd.	55,200	601,110
Nippon Prologis REIT, Inc. (b)	762	2,693,187
Nippon Shinyaku Co., Ltd.	1,400	97,382
Nippon Steel Corp.	52,100	849,897
Nippon Telegraph & Telephone Corp.	133,400	3,649,082
Nippon Yusen KK	3,600	273,857
Nissan Chemical Corp.	7,100	411,862
Nissan Motor Co., Ltd. (b)	146,816	708,613
Nissin Foods Holdings Co., Ltd.	3,600	262,290
Nitori Holdings Co., Ltd.	16,800	2,512,961
Nitto Denko Corp.	5,600	432,322
Nomura Holdings, Inc.	145,600	634,341
Nomura Real Estate Master Fund, Inc. REIT (b)	180	252,911
Nomura Research Institute, Ltd.	25,100	1,075,668
Obayashi Corp.	59,000	455,994
Obic Co., Ltd.	9,500	1,781,946
Odakyu Electric Railway Co., Ltd.	27,900	517,515
Oji Holdings Corp.	30,500	147,527
Olympus Corp.	48,000	1,104,390
Ono Pharmaceutical Co., Ltd.	35,900	890,369
Open House Co., Ltd.	2,800	146,377
Oracle Corp. Japan	3,600	273,232
Oriental Land Co., Ltd.	17,200	2,896,913
ORIX Corp.	52,700	1,074,319
Orix JREIT, Inc.	50	78,069
Osaka Gas Co., Ltd.	65,500	1,081,286
Otsuka Corp.	15,800	753,263
Otsuka Holdings Co., Ltd.	17,900	648,040
Pan Pacific International Holdings Corp.	49,400	680,802
Panasonic Corp.	82,900	910,673
Persol Holdings Co., Ltd.	6,800	197,230
Rakuten Group, Inc. (a)	6,600	66,140
Recruit Holdings Co., Ltd.	64,205	3,887,259
Renesas Electronics Corp. (b)	3,700	45,722
Resona Holdings, Inc.	115,700	449,517
Ricoh Co., Ltd.	28,500	265,064
Rinnai Corp.	8,400	757,171
Ryohin Keikaku Co., Ltd.	5,400	82,251
Santen Pharmaceutical Co., Ltd.	31,900	389,764
Secom Co., Ltd.	33,700	2,337,095
Seiko Epson Corp.	1,800	32,372
Sekisui Chemical Co., Ltd.	27,900	465,666
Sekisui House, Ltd.	57,000	1,222,118
Seven & i Holdings Co., Ltd.	48,600	2,133,834
SG Holdings Co., Ltd.	108,100	2,528,013
Shimadzu Corp.	17,000	716,730
Shimano, Inc.	8,700	2,316,374
Shin-Etsu Chemical Co., Ltd.	19,800	3,425,088
Security Description	Shares	Value
Shionogi & Co., Ltd.	28,600	$2,017,932
Shizuoka Bank, Ltd.	71,100	507,526
SMC Corp.	500	336,894
Softbank Corp.	284,900	3,598,515
SoftBank Group Corp.	24,100	1,137,245
Sohgo Security Services Co., Ltd.	8,900	353,202
Sompo Holdings, Inc.	9,600	405,075
Sony Group Corp.	22,400	2,815,683
Square Enix Holdings Co., Ltd.	4,300	220,312
Subaru Corp.	27,800	496,588
SUMCO Corp. (a)	1,200	24,478
Sumitomo Chemical Co., Ltd.	77,900	366,652
Sumitomo Corp.	55,512	819,749
Sumitomo Dainippon Pharma Co., Ltd.	5,100	58,682
Sumitomo Electric Industries, Ltd.	27,900	363,302
Sumitomo Metal Mining Co., Ltd.	3,900	147,323
Sumitomo Mitsui Financial Group, Inc.	82,600	2,828,291
Sumitomo Mitsui Trust Holdings, Inc.	23,700	790,926
Sumitomo Realty & Development Co., Ltd.	700	20,564
Suntory Beverage & Food, Ltd.	42,187	1,524,015
Suzuki Motor Corp.	4,400	169,229
Sysmex Corp.	15,100	2,039,034
T&D Holdings, Inc.	39,400	503,641
Taisei Corp.	17,100	518,992
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	151,596
Takeda Pharmaceutical Co., Ltd.	31,951	870,395
TDK Corp.	3,600	140,367
Terumo Corp.	4,700	198,359
TIS, Inc.	9,800	291,477
Tobu Railway Co., Ltd.	30,600	696,741
Toho Co., Ltd.	9,500	406,300
Tokio Marine Holdings, Inc.	27,700	1,537,566
Tokyo Electric Power Co. Holdings, Inc. (b)	338,600	873,294
Tokyo Electron, Ltd.	9,100	5,237,706
Tokyo Gas Co., Ltd.	42,308	757,580
Tokyu Corp.	5,000	66,345
Toray Industries, Inc.	96,600	571,941
Toshiba Corp.	3,200	131,440
Tosoh Corp.	21,700	321,481
Toyo Suisan Kaisha, Ltd.	14,700	622,313
Toyota Industries Corp.	1,500	119,708
Toyota Motor Corp.	292,600	5,349,914
Toyota Tsusho Corp.	4,300	197,907
Trend Micro, Inc.	5,800	321,844
Tsuruha Holdings, Inc.	13,900	1,332,604
Unicharm Corp.	23,906	1,037,785
USS Co., Ltd.	44,200	689,360
Welcia Holdings Co., Ltd.	43,400	1,353,011
West Japan Railway Co.	21,100	881,343

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Yakult Honsha Co., Ltd.	17,000	$885,763
Yamaha Corp.	3,200	157,562
Yamaha Motor Co., Ltd. (a)	16,200	388,136
Yamato Holdings Co., Ltd.	3,500	82,154
Yaskawa Electric Corp.	2,800	137,137
Z Holdings Corp.	30,800	178,507
ZOZO, Inc.	6,200	193,287
		215,446,794
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	35,288	1,060,590
LUXEMBOURG — 0.2%
ArcelorMittal SA	19,812	634,112
Eurofins Scientific SE	9,537	1,179,988
		1,814,100
MACAU — 0.0% (c)
Galaxy Entertainment Group, Ltd. (b)	22,000	114,003
Sands China, Ltd. (b)	73,600	171,437
		285,440
NETHERLANDS — 4.9%
ABN AMRO Bank NV (d)	23,585	346,418
Adyen NV (b)(d)	1,331	3,498,716
Aegon NV	146,279	730,769
Akzo Nobel NV	3,420	375,310
ASM International NV	2,656	1,174,030
ASML Holding NV	18,351	14,747,947
EXOR NV	10,687	959,621
Heineken NV (a)	8,877	997,984
ING Groep NV	144,104	2,006,158
Koninklijke Ahold Delhaize NV	99,299	3,402,928
Koninklijke DSM NV	5,846	1,316,318
Koninklijke KPN NV	175,507	544,871
Koninklijke Philips NV	50,693	1,888,839
NN Group NV	16,095	871,417
Randstad NV	8,369	571,414
Royal Dutch Shell PLC Class A	173,805	3,817,883
Royal Dutch Shell PLC Class B	132,759	2,917,326
Universal Music Group NV	31,867	898,006
Wolters Kluwer NV	28,000	3,298,789
		44,364,744
NEW ZEALAND — 0.4%
Auckland International Airport, Ltd. (b)	97,228	512,567
Fisher & Paykel Healthcare Corp., Ltd.	66,521	1,492,009
Meridian Energy, Ltd.	60,463	200,771
Ryman Healthcare, Ltd.	14,933	125,242
Spark New Zealand, Ltd.	354,357	1,096,600
		3,427,189
NORWAY — 0.4%
DNB Bank ASA	23,645	541,634
Equinor ASA	14,805	396,051
Gjensidige Forsikring ASA	14,896	361,492
Security Description	Shares	Value
Mowi ASA	13,030	$308,377
Norsk Hydro ASA	28,936	228,120
Orkla ASA	58,045	581,615
Telenor ASA	75,294	1,183,420
		3,600,709
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	48,653	267,346
Jeronimo Martins SGPS SA	75,178	1,718,397
		1,985,743
RUSSIA — 0.0% (c)
Coca-Cola HBC AG (b)	2,174	75,234
Evraz PLC	13,821	112,619
		187,853
SINGAPORE — 1.7%
CapitaLand Integrated Commercial Trust REIT	342,400	518,114
DBS Group Holdings, Ltd.	123,050	2,980,984
Keppel Corp., Ltd.	49,211	186,893
Oversea-Chinese Banking Corp., Ltd.	345,445	2,921,094
Singapore Airlines, Ltd. (a)(b)	74,549	275,933
Singapore Exchange, Ltd.	318,400	2,196,432
Singapore Technologies Engineering, Ltd.	591,000	1,648,303
Singapore Telecommunications, Ltd.	1,191,500	2,050,425
United Overseas Bank, Ltd.	106,075	2,116,543
Venture Corp., Ltd.	46,700	634,260
		15,528,981
SOUTH AFRICA — 0.4%
Anglo American PLC	93,061	3,801,562
SPAIN — 1.7%
ACS Actividades de Construccion y Servicios SA	12,294	329,526
Aena SME SA (b)(d)	3,971	626,796
Amadeus IT Group SA (b)	2,980	202,111
Banco Bilbao Vizcaya Argentaria SA	327,796	1,957,040
Banco Santander SA	750,610	2,509,992
CaixaBank SA	217,099	595,980
Cellnex Telecom SA (d)	5,589	325,290
Endesa SA (a)	47,837	1,098,885
Ferrovial SA	4,447	139,374
Grifols SA	30,901	592,998
Iberdrola SA	187,067	2,214,546
Industria de Diseno Textil SA	58,947	1,912,495
Naturgy Energy Group SA (a)	4,270	139,023
Red Electrica Corp. SA (a)	69,155	1,496,184
Repsol SA	35,456	420,785
Telefonica SA (a)	274,808	1,203,794
		15,764,819
SWEDEN — 2.9%
Alfa Laval AB	21,706	873,625

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Assa Abloy AB Class B	61,547	$1,877,575
Atlas Copco AB Class A	34,216	2,365,002
Atlas Copco AB Class B	38,446	2,259,918
Boliden AB (b)	19,223	743,115
Electrolux AB Class B (a)(b)	10,356	251,069
Epiroc AB Class A	51,866	1,312,998
Epiroc AB Class B	20,872	441,929
Essity AB Class B	17,642	575,606
Evolution AB (d)	7,966	1,131,659
H & M Hennes & Mauritz AB Class B (a)	9,854	193,818
Hexagon AB Class B	121,405	1,926,233
Husqvarna AB Class B	28,160	450,524
Industrivarden AB Class A	681	21,692
Investor AB Class B	39,761	1,000,190
Kinnevik AB Class B (b)	7,189	256,272
L E Lundbergforetagen AB Class B	6,862	385,018
Lifco AB Class B	5,436	162,530
Nibe Industrier AB Class B	61,341	926,499
Sandvik AB	58,738	1,638,775
Skandinaviska Enskilda Banken AB Class A	48,372	672,379
Skanska AB Class B	39,554	1,023,161
SKF AB Class B	14,681	347,816
Svenska Handelsbanken AB Class A	43,789	473,300
Swedbank AB Class A	27,433	551,760
Swedish Match AB	34,418	273,782
Telefonaktiebolaget LM Ericsson Class B	95,265	1,049,995
Telia Co. AB	310,365	1,213,680
Volvo AB Class B	88,174	2,041,748
		26,441,668
SWITZERLAND — 13.7%
ABB, Ltd.	63,338	2,426,051
Adecco Group AG	4,143	211,890
Alcon, Inc.	7,068	626,319
Baloise Holding AG	2,257	369,334
Barry Callebaut AG	537	1,306,033
Chocoladefabriken Lindt & Spruengli AG	219	3,035,691
Chocoladefabriken Lindt & Spruengli AG	1	134,116
Cie Financiere Richemont SA	4,501	676,521
Credit Suisse Group AG	101,896	992,176
EMS-Chemie Holding AG	3,198	3,583,557
Geberit AG	4,484	3,667,318
Givaudan SA	1,424	7,489,226
Holcim, Ltd. (b)(e)	5,268	268,907
Holcim, Ltd. (b)(e)	5,937	302,132
Julius Baer Group, Ltd.	5,251	352,583
Kuehne + Nagel International AG	11,380	3,676,971
Logitech International SA	27,274	2,301,295
Lonza Group AG	1,825	1,525,457
Nestle SA	173,178	24,221,922
Security Description	Shares	Value
Novartis AG	178,966	$15,768,414
Partners Group Holding AG	2,393	3,972,356
Roche Holding AG Bearer Shares	5,119	2,296,710
Roche Holding AG	56,562	23,533,616
Schindler Holding AG (e)	6,473	1,744,083
Schindler Holding AG (e)	7,426	1,991,894
SGS SA	507	1,695,472
Sika AG	1,232	514,083
Sonova Holding AG	3,250	1,276,244
Straumann Holding AG	552	1,173,488
Swatch Group AG	529	161,983
Swiss Life Holding AG	988	606,148
Swiss Prime Site AG	18,065	1,777,454
Swisscom AG	10,051	5,676,612
Temenos AG	2,866	396,487
UBS Group AG	122,596	2,209,325
VAT Group AG (d)	1,110	553,569
Vifor Pharma AG	526	93,666
Zurich Insurance Group AG	4,310	1,894,007
		124,503,110
UNITED KINGDOM — 11.9%
3i Group PLC	20,630	404,884
Abrdn PLC	52,374	170,890
Admiral Group PLC	57,743	2,469,090
Ashtead Group PLC	23,359	1,879,966
Associated British Foods PLC	12,218	332,297
AstraZeneca PLC	25,532	3,001,010
Auto Trader Group PLC (d)	29,088	291,547
Aviva PLC	105,420	585,994
BAE Systems PLC	217,318	1,618,316
Barclays PLC	809,007	2,049,070
Barratt Developments PLC	78,875	799,105
Berkeley Group Holdings PLC (b)	10,623	687,042
BP PLC	857,176	3,837,112
British American Tobacco PLC	63,395	2,347,130
British Land Co. PLC REIT	22,623	162,708
BT Group PLC (a)	459,677	1,055,635
Bunzl PLC	41,945	1,639,038
Burberry Group PLC	5,604	137,954
CK Hutchison Holdings, Ltd.	134,000	864,538
CNH Industrial NV	21,829	423,745
Coca-Cola European Partners PLC	6,152	344,081
Compass Group PLC	22,017	492,344
Croda International PLC	37,019	5,074,207
DCC PLC	1,659	135,945
Diageo PLC	129,644	7,087,068
Entain PLC (b)	4,739	108,027
Experian PLC	48,572	2,389,433
GlaxoSmithKline PLC	478,712	10,417,058
Halma PLC	20,218	876,297
Hargreaves Lansdown PLC	30,705	563,523
HSBC Holdings PLC (b)	1,102,407	6,699,041
Imperial Brands PLC	79,143	1,732,811

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Informa PLC (b)	15,049	$105,299
InterContinental Hotels Group PLC (b)	1,078	69,807
Intertek Group PLC	13,452	1,025,790
J Sainsbury PLC	344,512	1,286,950
JD Sports Fashion PLC (b)	43,411	128,062
Johnson Matthey PLC	19,524	541,050
Just Eat Takeaway.com NV (b)(d)	2,225	122,642
Kingfisher PLC	69,391	317,957
Land Securities Group PLC REIT	19,851	208,752
Legal & General Group PLC	101,691	409,763
Lloyds Banking Group PLC	2,692,853	1,743,426
London Stock Exchange Group PLC	4,328	406,241
M&G PLC	219,663	593,558
Melrose Industries PLC	52,988	114,760
National Grid PLC	311,315	4,468,759
Natwest Group PLC	219,180	670,032
Next PLC	2,245	247,820
Ocado Group PLC (b)	17,328	393,825
Pearson PLC	30,164	250,527
Persimmon PLC	26,732	1,034,076
Prudential PLC	188,246	3,249,590
Reckitt Benckiser Group PLC	64,771	5,563,779
RELX PLC	76,275	2,481,523
Rentokil Initial PLC	50,459	399,130
Rolls-Royce Holdings PLC (b)	120,709	200,902
Sage Group PLC	100,739	1,163,338
Schroders PLC	11,463	552,728
Segro PLC REIT	8,652	168,339
Severn Trent PLC	20,764	828,808
Smith & Nephew PLC	22,408	392,584
Smiths Group PLC	11,239	240,442
Spirax-Sarco Engineering PLC	4,028	875,644
SSE PLC	20,454	456,838
St James's Place PLC	20,807	474,445
Standard Chartered PLC	157,483	956,450
Taylor Wimpey PLC	103,861	246,884
Tesco PLC	310,710	1,220,019
Unilever PLC	210,783	11,264,208
United Utilities Group PLC	47,777	704,709
Vodafone Group PLC	995,751	1,514,045
Whitbread PLC (b)	3,179	128,959
WPP PLC	33,901	514,043
		108,413,409
UNITED STATES — 1.0%
Ferguson PLC	15,860	2,815,161
James Hardie Industries PLC CDI	15,725	632,237
Security Description	Shares	Value
QIAGEN NV (b)	49,340	$2,748,801
Schneider Electric SE	6,819	1,337,352
Stellantis NV (e)	9,556	181,241
Stellantis NV (e)	49,012	930,018
Swiss Re AG	6,676	661,336
Tenaris SA	1,082	11,333
		9,317,479
TOTAL COMMON STOCKS (Cost $825,859,137)		906,475,282

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	920,988	921,080
State Street Navigator Securities Lending Portfolio II (h) (i)	5,525,983	5,525,983
TOTAL SHORT-TERM INVESTMENTS (Cost $6,447,063)		6,447,063
TOTAL INVESTMENTS — 100.2% (Cost $832,306,200)		912,922,345
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,085,003)
NET ASSETS — 100.0%		$910,837,342
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$906,475,282	$—	$—	$906,475,282
Short-Term Investments	6,447,063	—	—	6,447,063
TOTAL INVESTMENTS	$912,922,345	$—	$—	$912,922,345
Sector Breakdown as of December 31, 2021

% of Net Assets
Health Care	15.9%
Financials	15.7
Industrials	14.0
Consumer Staples	12.8
Consumer Discretionary	9.9
Information Technology	8.7
Materials	8.3
Communication Services	6.1
Utilities	4.2
Energy	2.1
Real Estate	1.8
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,445	$45,454	$20,529,342	$19,653,435	$(281)	$—	920,988	$921,080	$135
State Street Navigator Securities Lending Portfolio II	5,132,905	5,132,905	21,457,249	21,064,171	—	—	5,525,983	5,525,983	12,477
Total		$5,178,359	$41,986,591	$40,717,606	$(281)	$—		$6,447,063	$12,612
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 3.7%
Ambev SA ADR	6,945	$19,446
Ambev SA	3,120	8,637
Americanas SA	307	1,741
Atacadao SA	2,189	5,993
B3 SA - Brasil Bolsa Balcao	7,175	14,350
Banco Bradesco SA Preference Shares	27,833	95,991
Banco Bradesco SA	6,209	18,047
Banco do Brasil SA	6,202	32,123
Banco Santander Brasil SA	1,625	8,746
BB Seguridade Participacoes SA	25,740	95,890
Bradespar SA Preference Shares	6,900	30,957
BRF SA (a)	1,565	6,327
BRF SA ADR (a)(b)	743	3,039
CCR SA	1,284	2,672
Centrais Eletricas Brasileiras SA	1,327	7,960
Centrais Eletricas Brasileiras SA ADR (b)	1,373	8,238
Centrais Eletricas Brasileiras SA Class B, Preference Shares	151	895
Cia de Saneamento Basico do Estado de Sao Paulo	82	592
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,244	9,131
Cia Energetica de Minas Gerais ADR	3,078	7,480
Cia Energetica de Minas Gerais Preference Shares	1,744	4,105
Cia Siderurgica Nacional SA ADR (b)	7,559	33,562
Cia Siderurgica Nacional SA	406	1,822
Cosan SA	2,584	10,062
Energisa SA	515	4,102
Engie Brasil Energia SA	2,166	14,936
Equatorial Energia SA	7,024	28,512
Gerdau SA Preference Shares	8,278	40,513
Hapvida Participacoes e Investimentos SA (c)	4,428	8,252
Hypera SA	2,446	12,414
Itau Unibanco Holding SA Preference Shares ADR	25,261	94,729
Itau Unibanco Holding SA Preference Shares	541	2,035
Itausa SA Preference Shares	27,853	44,655
Klabin SA (a)	2,639	12,157
Localiza Rent a Car SA	954	9,078
Lojas Renner SA	5,612	24,624
Magazine Luiza SA	2,220	2,878
Natura & Co. Holding SA (a)	395	1,803
Notre Dame Intermedica Participacoes SA	445	4,822
Security Description	Shares	Value
Petroleo Brasileiro SA Preference Shares ADR	13,308	$134,544
Petroleo Brasileiro SA ADR	9,002	98,842
Petroleo Brasileiro SA Preference Shares	182	930
Raia Drogasil SA	5,487	23,938
Rumo SA (a)	3,671	11,705
Suzano SA	764	8,245
Suzano SA ADR (a)	24	259
Telefonica Brasil SA	1,503	13,004
Telefonica Brasil SA ADR (b)	4,061	35,128
TIM SA ADR	821	9,556
TIM SA	237	560
TOTVS SA	1,710	8,793
Ultrapar Participacoes SA	74	193
Ultrapar Participacoes SA ADR (b)	5,060	13,358
Vale SA ADR	113,209	1,587,190
Vale SA	2,429	33,997
Vibra Energia SA	8,790	33,771
WEG SA	44,556	263,816
		3,011,145
CHILE — 0.2%
Banco de Chile	336,295	26,272
Banco de Chile ADR	676	10,620
Banco de Credito e Inversiones SA	645	18,843
Banco Santander Chile ADR	451	7,347
Banco Santander Chile	16,726	672
Cencosud SA	11,857	19,831
Empresas CMPC SA	4,351	7,292
Empresas COPEC SA	1,726	13,342
Enel Americas SA ADR	1,299	7,067
Enel Americas SA	11,484	1,254
Enel Chile SA ADR	497	900
Enel Chile SA	11,039	386
Falabella SA	2,930	9,557
Sociedad Quimica y Minera de Chile SA ADR	196	9,884
		133,267
CHINA — 28.9%
360 Security Technology, Inc. Class A (a)	24,700	49,407
3SBio, Inc. (a)(c)	7,390	6,161
51job, Inc. ADR (a)	531	25,982
AAC Technologies Holdings, Inc. (b)	8,500	33,580
Addsino Co., Ltd. Class A	7,500	19,696
Agile Group Holdings, Ltd. (b)	24,000	13,022
Agricultural Bank of China, Ltd. Class A	190,400	88,028
Agricultural Bank of China, Ltd. Class H	985,000	338,597
Air China, Ltd. Class H (b)	34,000	23,724
Alibaba Group Holding, Ltd. ADR (a)	2,074	246,370

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Alibaba Group Holding, Ltd. (a)	29,549	$450,647
A-Living Smart City Services Co., Ltd. (c)	10,750	18,339
Aluminum Corp. of China, Ltd. Class H (a)	44,000	24,324
Anhui Conch Cement Co., Ltd. Class A	11,600	73,514
Anhui Conch Cement Co., Ltd. Class H	36,000	179,855
Anhui Gujing Distillery Co., Ltd. Class A	200	7,674
Anhui Gujing Distillery Co., Ltd. Class B	7,200	102,510
Anhui Kouzi Distillery Co., Ltd. Class A	2,200	24,518
ANTA Sports Products, Ltd.	32,200	482,816
Apeloa Pharmaceutical Co., Ltd. Class A	5,100	28,142
Autohome, Inc. ADR	751	22,139
AviChina Industry & Technology Co., Ltd. Class H (a)	27,000	18,667
Baidu, Inc. ADR (a)	864	128,555
Bank of Beijing Co., Ltd. Class A	63,700	44,476
Bank of Chengdu Co., Ltd. Class A	7,700	14,530
Bank of China, Ltd. Class A	218,100	104,608
Bank of China, Ltd. Class H	2,349,071	846,669
Bank of Communications Co., Ltd. Class A	131,600	95,404
Bank of Communications Co., Ltd. Class H	167,000	100,890
Bank of Hangzhou Co., Ltd. Class A	9,000	18,144
Bank of Jiangsu Co., Ltd. Class A	40,560	37,186
Bank of Nanjing Co., Ltd. Class A	12,000	16,908
Bank of Ningbo Co., Ltd. Class A	7,700	46,352
Bank of Shanghai Co., Ltd. Class A	42,470	47,619
Baoshan Iron & Steel Co., Ltd. Class A	12,700	14,300
BeiGene, Ltd. ADR (a)	312	84,530
Beijing Capital International Airport Co., Ltd. Class H (a)(b)	50,000	30,591
Beijing Enterprises Holdings, Ltd.	15,000	51,755
Beijing Enterprises Water Group, Ltd.	40,000	15,546
Beijing Sinnet Technology Co., Ltd. Class A	7,200	16,803
Beijing Tiantan Biological Products Corp., Ltd. Class A	7,140	32,517
Security Description	Shares	Value
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	800	$27,866
BOE Technology Group Co., Ltd. Class A	30,800	24,460
BYD Co., Ltd. Class H (b)	2,500	85,489
BYD Electronic International Co., Ltd. (b)	5,000	18,310
CGN Power Co., Ltd. Class H (c)	327,100	99,435
Changchun High & New Technology Industry Group, Inc. Class A	1,500	64,019
Chaozhou Three-Circle Group Co., Ltd. Class A	2,300	16,131
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	7,500	17,573
China Bohai Bank Co., Ltd. Class H (c)	12,500	4,810
China Cinda Asset Management Co., Ltd. Class H	68,548	12,485
China CITIC Bank Corp., Ltd. Class H	232,000	100,581
China Common Rich Renewable Energy Investment, Ltd. (a)(d)	598,000	—
China Communications Services Corp., Ltd. Class H	50,000	24,371
China Conch Venture Holdings, Ltd.	23,500	114,843
China Construction Bank Corp. Class A	43,400	39,994
China Construction Bank Corp. Class H	1,617,394	1,120,266
China Everbright Bank Co., Ltd. Class A	21,800	11,382
China Everbright Bank Co., Ltd. Class H	121,274	42,933
China Everbright Environment Group, Ltd.	26,888	21,590
China Evergrande Group (b)	129,625	26,436
China Feihe, Ltd. (a)(c)	140,000	187,833
China Galaxy Securities Co., Ltd. Class H	34,834	20,017
China Gas Holdings, Ltd.	15,200	31,584
China Hongqiao Group, Ltd. (a)	12,500	13,195
China Huarong Asset Management Co., Ltd. Class H (a)(c)(d)	137,200	8,975
China International Capital Corp., Ltd. Class H (c)	11,200	30,886
China Jinmao Holdings Group, Ltd.	54,000	16,693
China Life Insurance Co., Ltd. Class H	70,000	116,004
China Longyuan Power Group Corp., Ltd. Class H	12,000	28,013

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China Medical System Holdings, Ltd.	40,733	$68,025
China Meidong Auto Holdings, Ltd.	12,000	61,876
China Mengniu Dairy Co., Ltd.	24,000	136,065
China Merchants Bank Co., Ltd. Class A (a)	4,791	36,699
China Merchants Bank Co., Ltd. Class H	26,000	201,929
China Merchants Port Holdings Co., Ltd.	27,581	50,235
China Minsheng Banking Corp., Ltd. Class A	110,000	67,463
China Minsheng Banking Corp., Ltd. Class H (b)	87,960	33,621
China Molybdenum Co., Ltd. Class H	33,000	17,397
China National Building Material Co., Ltd. Class H	58,000	71,121
China National Medicines Corp., Ltd. Class A	4,000	19,833
China National Nuclear Power Co., Ltd. Class A	3,300	4,307
China Oilfield Services, Ltd. Class H (a)	8,000	7,008
China Overseas Land & Investment, Ltd.	36,000	85,240
China Overseas Property Holdings, Ltd.	50,000	53,038
China Pacific Insurance Group Co., Ltd. Class A	4,000	17,059
China Pacific Insurance Group Co., Ltd. Class H	14,200	38,522
China Petroleum & Chemical Corp. Class A	45,300	30,133
China Petroleum & Chemical Corp. Class H	472,395	219,950
China Power International Development, Ltd. (b)	39,000	26,262
China Railway Group, Ltd. Class A	24,800	22,581
China Railway Group, Ltd. Class H	88,000	46,504
China Resources Beer Holdings Co., Ltd.	26,092	213,688
China Resources Cement Holdings, Ltd.	24,000	18,132
China Resources Gas Group, Ltd.	20,000	113,002
China Resources Land, Ltd.	18,444	77,596
China Resources Power Holdings Co., Ltd.	16,267	54,458
China Shenhua Energy Co., Ltd. Class A	10,100	35,768
China Shenhua Energy Co., Ltd. Class H	33,000	77,375
China Southern Airlines Co., Ltd. Class H (b)	18,000	10,782
Security Description	Shares	Value
China State Construction Engineering Corp., Ltd. Class A (a)	21,500	$16,905
China State Construction International Holdings, Ltd.	30,000	37,287
China Taiping Insurance Holdings Co., Ltd.	14,210	19,502
China Tourism Group Duty Free Corp., Ltd. Class A	6,400	220,823
China Tower Corp., Ltd. Class H (c)	1,476,000	162,816
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	23,873
China United Network Communications, Ltd. Class A	99,200	61,307
China Vanke Co., Ltd. Class A (a)	2,300	7,147
China Vanke Co., Ltd. Class H	17,192	40,001
China Yangtze Power Co., Ltd. Class A	87,800	313,421
China Zhenhua Group Science & Technology Co., Ltd. Class A (a)	1,100	21,498
China Zheshang Bank Co., Ltd. Class A	40,600	22,346
Chongqing Brewery Co., Ltd. Class A	800	19,037
Chongqing Zhifei Biological Products Co., Ltd. Class A	1,000	19,594
CIFI Holdings Group Co., Ltd.	23,324	14,031
CITIC Securities Co., Ltd. Class H	12,000	31,323
CITIC, Ltd.	118,000	116,542
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	16,250	31,515
COSCO SHIPPING Ports, Ltd. (a)	43,072	37,402
Country Garden Holdings Co., Ltd. (a)	105,635	93,762
Country Garden Services Holdings Co., Ltd.	3,000	17,970
CRRC Corp., Ltd. Class H	42,000	18,047
CSPC Pharmaceutical Group, Ltd. (a)	265,840	288,812
Daan Gene Co., Ltd. Class A	4,400	13,880
Dali Foods Group Co., Ltd. (c)	81,500	42,651
Daqo New Energy Corp. ADR (a)	1,500	60,480
Dawning Information Industry Co., Ltd. Class A	4,400	19,076
Dongfeng Motor Group Co., Ltd. Class H	38,000	31,584
ENN Energy Holdings, Ltd.	7,300	137,455
Far East Horizon, Ltd.	21,000	18,640
Fiberhome Telecommunication Technologies Co., Ltd. Class A	4,000	11,310

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Focus Media Information Technology Co., Ltd. Class A (a)	7,500	$9,659
Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,294	137,093
Fosun International, Ltd.	12,000	12,945
Founder Securities Co., Ltd. Class A	27,900	34,398
Foxconn Industrial Internet Co., Ltd. Class A	7,700	14,434
Fuyao Glass Industry Group Co., Ltd. Class A	2,400	17,791
Fuyao Glass Industry Group Co., Ltd. Class H (c)	3,600	18,609
G-bits Network Technology Xiamen Co., Ltd. Class A	400	26,535
GCL System Integration Technology Co., Ltd. Class A (a)	7,700	4,601
GDS Holdings, Ltd. ADR (a)	52	2,452
Geely Automobile Holdings, Ltd.	18,000	49,177
GF Securities Co., Ltd. Class H	5,800	11,055
Giant Network Group Co., Ltd. Class A	7,400	13,929
GOME Retail Holdings, Ltd. (a)(b)	174,000	14,730
Great Wall Motor Co., Ltd. Class H (a)	7,000	24,063
Greentown Service Group Co., Ltd.	20,000	18,470
Guangdong Haid Group Co., Ltd. Class A (a)	8,200	94,520
Guangdong Investment, Ltd.	66,000	83,894
Guangzhou Automobile Group Co., Ltd. Class H	35,200	34,720
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	4,400	23,664
Guangzhou Haige Communications Group, Inc. Co. Class A	2,700	4,637
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	900	15,762
Guangzhou R&F Properties Co., Ltd. Class H (b)	47,600	17,706
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	17,921
Haidilao International Holding, Ltd. (b)(c)	1,000	2,257
Haier Smart Home Co., Ltd. Class H	4,400	18,596
Haitian International Holdings, Ltd.	14,000	38,877
Haitong Securities Co., Ltd. Class H	16,800	14,890
Security Description	Shares	Value
Hangzhou First Applied Material Co., Ltd. Class A	800	$16,424
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	3,900	49,523
Hansoh Pharmaceutical Group Co., Ltd. (c)	44,000	107,230
Hello Group, Inc. ADR	214	1,922
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,900	44,157
Hengan International Group Co., Ltd.	12,374	63,725
Hengtong Optic-electric Co., Ltd. Class A	7,500	17,833
Hesteel Co., Ltd. Class A	32,211	12,461
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,900	43,199
Hopson Development Holdings, Ltd. (b)	3,960	8,259
Huadian Power International Corp., Ltd. Class A	18,900	15,901
Huadong Medicine Co., Ltd. Class A	2,460	15,551
Hualan Biological Engineering, Inc. Class A	6,640	30,427
Huaneng Power International, Inc. Class A	12,700	19,352
Huaneng Power International, Inc. Class H	44,000	29,404
Huatai Securities Co., Ltd. Class H (c)	4,843	8,063
Huaxia Bank Co., Ltd. Class A	45,000	39,629
Huayu Automotive Systems Co., Ltd. Class A	2,500	11,126
Huazhu Group, Ltd. ADR (a)	82	3,062
Hundsun Technologies, Inc. Class A	3,300	32,252
Hutchmed China, Ltd. ADR (a)	263	9,226
Iflytek Co., Ltd. Class A	8,800	72,666
Industrial & Commercial Bank of China, Ltd. Class A	47,900	34,876
Industrial & Commercial Bank of China, Ltd. Class H	1,274,448	719,261
Industrial Bank Co., Ltd. Class A	31,400	94,017
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	144,100	63,223
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	11,700	76,282
Inspur Electronic Information Industry Co., Ltd. Class A	5,300	29,863
Intco Medical Technology Co., Ltd. Class A	750	6,822
iQIYI, Inc. ADR (a)	644	2,937
Jafron Biomedical Co., Ltd. Class A	2,190	18,356
Jason Furniture Hangzhou Co., Ltd. Class A	800	9,707

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
JD.com, Inc. Class A (a)	8,644	$303,792
Jiangsu Expressway Co., Ltd. Class H	80,000	81,988
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,600	20,582
Jiangsu Hengrui Medicine Co., Ltd. Class A	25,542	203,684
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,000	17,109
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,600	67,353
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,300	13,672
Jiangsu Zhongtian Technology Co., Ltd. Class A	13,200	35,205
Jiangxi Copper Co., Ltd. Class H	21,000	33,616
JiuGui Liquor Co., Ltd. Class A	600	20,050
Joinn Laboratories China Co., Ltd. Class A	560	10,165
Jointown Pharmaceutical Group Co., Ltd. Class A	7,600	17,593
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,100	6,568
JOYY, Inc. ADR (a)	266	12,084
Juewei Food Co., Ltd. Class A	500	5,373
KE Holdings, Inc. ADR (a)	276	5,553
Kingboard Holdings, Ltd.	9,000	43,809
Kingdee International Software Group Co., Ltd. (a)	14,000	43,097
Kingsoft Corp., Ltd.	3,000	13,179
Kuaishou Technology (a)(c)	13,700	126,609
Kunlun Energy Co., Ltd. (a)	50,000	46,881
Kweichow Moutai Co., Ltd. Class A	2,300	741,463
KWG Group Holdings, Ltd.	15,500	10,139
Lee & Man Paper Manufacturing, Ltd.	25,000	17,380
Lenovo Group, Ltd.	98,915	113,679
Lepu Medical Technology Beijing Co., Ltd. Class A	2,500	8,897
Li Ning Co., Ltd.	48,500	530,954
Logan Group Co., Ltd.	16,000	12,231
Longfor Group Holdings, Ltd. (c)	8,000	37,659
Luxshare Precision Industry Co., Ltd. Class A	11,889	91,985
Luzhou Laojiao Co., Ltd. Class A (a)	2,800	111,783
Maxscend Microelectronics Co., Ltd. Class A (a)	500	25,696
Meituan Class B (a)(c)	2,800	80,951
Metallurgical Corp. of China, Ltd. Class A	21,900	13,190
Microport Scientific Corp.	1,604	5,843
Security Description	Shares	Value
Ming Yuan Cloud Group Holdings, Ltd. (b)	2,000	$4,556
NavInfo Co., Ltd. Class A	4,900	12,267
NetEase, Inc.	5,935	119,898
New China Life Insurance Co., Ltd. Class H	4,100	10,965
New Oriental Education & Technology Group, Inc. ADR (a)	9,758	20,492
Ningxia Baofeng Energy Group Co., Ltd. Class A	4,400	12,012
NIO, Inc. ADR (a)	276	8,744
Noah Holdings, Ltd. ADR (a)	290	8,900
Nongfu Spring Co., Ltd. Class H (a)(b)(c)	58,400	385,398
Oppein Home Group, Inc. Class A	480	11,134
Ovctek China, Inc. Class A (a)	2,260	20,389
People's Insurance Co. Group of China, Ltd. Class H	88,000	26,638
Perfect World Co., Ltd. Class A	1,850	5,909
PetroChina Co., Ltd. Class A	31,500	24,322
PetroChina Co., Ltd. Class H	332,000	147,768
Pharmaron Beijing Co., Ltd. Class H (c)	600	9,258
PICC Property & Casualty Co., Ltd. Class H	68,270	55,780
Pinduoduo, Inc. ADR (a)	813	47,398
Ping An Bank Co., Ltd. Class A	2,200	5,701
Ping An Insurance Group Co. of China, Ltd. Class A	2,300	18,233
Ping An Insurance Group Co. of China, Ltd. Class H	67,500	486,144
Poly Developments & Holdings Group Co., Ltd. Class A (a)	2,500	6,145
Postal Savings Bank of China Co., Ltd. Class H (c)	348,000	244,162
Power Construction Corp. of China, Ltd. Class A	20,800	26,429
SAIC Motor Corp., Ltd. Class A	7,300	23,683
Sangfor Technologies, Inc. Class A	900	27,032
SDIC Power Holdings Co., Ltd. Class A	31,300	56,457
Seazen Group, Ltd.	28,000	18,927
SF Holding Co., Ltd. Class A	4,300	46,604
SG Micro Corp. Class A	400	19,437
Shaanxi Coal Industry Co., Ltd. Class A	7,500	14,389
Shandong Gold Mining Co., Ltd. Class A	16,552	48,987
Shandong Gold Mining Co., Ltd. Class H (b)(c)	34,000	58,176
Shandong Nanshan Aluminum Co., Ltd. Class A	24,700	18,295
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	39,937

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Baosight Software Co., Ltd. Class A	2,200	$21,045
Shanghai Baosight Software Co., Ltd. Class B	32,400	156,395
Shanghai Construction Group Co., Ltd. Class A	31,200	17,663
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	4,500	19,827
Shanghai Jahwa United Co., Ltd. Class A	800	5,084
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	92,552	84,315
Shanghai M&G Stationery, Inc. Class A	4,000	40,578
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	22,900	43,413
Shanghai Pudong Development Bank Co., Ltd. Class A	56,724	76,089
Shanghai RAAS Blood Products Co., Ltd. Class A	12,400	13,299
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,660	132,091
Shennan Circuits Co., Ltd. Class A	480	9,195
Shenzhen Energy Group Co., Ltd. Class A	5,240	6,675
Shenzhen Goodix Technology Co., Ltd. Class A	1,700	28,811
Shenzhen Inovance Technology Co., Ltd. Class A	300	3,236
Shenzhen International Holdings, Ltd.	13,107	13,618
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (a)	3,200	191,626
Shenzhou International Group Holdings, Ltd.	26,900	517,208
Shimao Group Holdings, Ltd. (a)(b)	25,000	16,354
Sichuan Chuantou Energy Co., Ltd. Class A	20,999	41,278
Sichuan Swellfun Co., Ltd. Class A (a)	1,500	28,304
Silergy Corp. (a)	2,000	363,249
Sinopec Shanghai Petrochemical Co., Ltd. Class A	31,016	20,339
Sinopharm Group Co., Ltd. Class H	23,600	51,339
Sinotruk Hong Kong, Ltd.	6,500	10,005
Smoore International Holdings, Ltd. (b)(c)	43,000	219,239
Songcheng Performance Development Co., Ltd. Class A	11,440	25,762
Sun Art Retail Group, Ltd. (a)(b)	18,832	7,561
Security Description	Shares	Value
Sunac China Holdings, Ltd. (a)	48,697	$73,580
Suning.com Co., Ltd. Class A (a)	29,100	18,854
Sunny Optical Technology Group Co., Ltd. (a)	19,093	603,919
TAL Education Group ADR (a)	1,545	6,072
Tencent Holdings, Ltd.	10,878	637,363
Tencent Music Entertainment Group ADR (a)	3,588	24,578
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	2,800	19,066
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	3,300	21,666
Tianshui Huatian Technology Co., Ltd. Class A	9,200	18,388
Tingyi Cayman Islands Holding Corp.	2,000	4,110
Toly Bread Co., Ltd. Class A	3,800	16,971
Tongling Nonferrous Metals Group Co., Ltd. Class A	51,300	28,074
Topchoice Medical Corp. Class A (a)	1,900	59,459
Topsports International Holdings, Ltd. (c)	40,000	40,481
TravelSky Technology, Ltd. Class H	18,000	30,291
Trip.com Group, Ltd. ADR (a)	1,207	29,716
Tsingtao Brewery Co., Ltd. Class H	2,000	18,727
Unigroup Guoxin Microelectronics Co., Ltd. Class A (a)	700	24,768
Vipshop Holdings, Ltd. ADR (a)	4,481	37,640
Walvax Biotechnology Co., Ltd. Class A	3,300	29,165
Want Want China Holdings, Ltd.	162,000	148,778
Weibo Corp. ADR (a)	343	10,626
Weichai Power Co., Ltd. Class H	12,000	23,488
Wens Foodstuffs Group Co., Ltd. Class A	4,880	14,780
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	3,900	16,571
Wuliangye Yibin Co., Ltd. Class A	6,600	231,097
WuXi AppTec Co., Ltd. Class A	1,242	23,160
WuXi AppTec Co., Ltd. Class H (c)	2,520	43,636
Wuxi Biologics Cayman, Inc. (a)(c)	5,500	65,291
Xiaomi Corp. Class B (a)(c)	69,000	167,272

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	4,000	$7,809
Xinyi Solar Holdings, Ltd.	3,501	5,937
Yadea Group Holdings, Ltd. (c)	36,000	70,187
Yankuang Energy Group Co., Ltd. Class H	22,000	43,739
Yantai Eddie Precision Machinery Co., Ltd. Class A	1,680	8,433
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	400	2,516
Yealink Network Technology Corp., Ltd. Class A	1,950	24,977
Yihai International Holding, Ltd. (b)	13,000	60,112
Yonghui Superstores Co., Ltd. Class A	7,300	4,649
Yuexiu Property Co., Ltd.	9,200	8,107
Yum China Holdings, Inc.	6,022	300,136
Yunnan Baiyao Group Co., Ltd. Class A (a)	2,100	34,559
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,200	82,493
Zhejiang Dahua Technology Co., Ltd. Class A	2,300	8,492
Zhejiang Dingli Machinery Co., Ltd. Class A	700	8,835
Zhejiang Expressway Co., Ltd. Class H	14,000	12,480
Zhejiang Supor Co., Ltd. Class A	2,500	24,469
Zhejiang Weixing New Building Materials Co., Ltd. Class A	2,800	10,709
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,200	19,824
Zhongsheng Group Holdings, Ltd.	11,000	85,784
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	1,500	8,687
Zijin Mining Group Co., Ltd. Class A	15,400	23,491
Zijin Mining Group Co., Ltd. Class H	14,000	16,664
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	3,447	3,887
ZTE Corp. Class A	12,900	67,958
ZTE Corp. Class H (a)	14,680	40,201
ZTO Express Cayman, Inc. ADR	3,666	103,455
		23,481,249
COLOMBIA — 0.1%
Bancolombia SA ADR	363	11,467
Bancolombia SA	967	8,245
Bancolombia SA Preference Shares	565	4,442
Security Description	Shares	Value
Ecopetrol SA ADR (b)	402	$5,182
Ecopetrol SA	8,677	5,735
Grupo de Inversiones Suramericana SA	1,141	8,410
Interconexion Electrica SA ESP	1,853	10,198
		53,679
CZECH REPUBLIC — 0.2%
CEZ A/S	1,242	47,004
Komercni banka A/S	1,813	77,575
Moneta Money Bank A/S (c)	9,471	40,633
		165,212
EGYPT — 0.3%
Commercial International Bank Egypt SAE GDR (a)	71,057	234,488
Eastern Co SAE	31,952	21,803
		256,291
GREECE — 0.3%
Alpha Services & Holdings SA (a)	15,790	19,339
FF Group (a)(d)	491	—
Hellenic Telecommunications Organization SA (a)	6,814	125,958
JUMBO SA	1,427	20,447
OPAP SA	5,773	81,866
		247,610
HONG KONG — 0.4%
Alibaba Pictures Group, Ltd. (a)	30,000	2,732
China Huishan Dairy Holdings Co., Ltd. (a)(d)	1,072,393	—
Kingboard Laminates Holdings, Ltd.	24,500	41,670
Nine Dragons Paper Holdings, Ltd. (a)	20,000	21,472
Sino Biopharmaceutical, Ltd.	353,000	247,217
		313,091
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	5,998	46,637
OTP Bank Nyrt	1,902	97,419
Richter Gedeon Nyrt (a)	5,163	138,992
		283,048
INDIA — 16.2%
ACC, Ltd.	1,639	48,854
Adani Ports & Special Economic Zone, Ltd.	1,173	11,524
Adani Total Gas, Ltd.	6,719	155,629
Ambuja Cements, Ltd.	834	4,235
Apollo Hospitals Enterprise, Ltd. (a)	261	17,603
Asian Paints, Ltd.	15,515	706,074
Aurobindo Pharma, Ltd.	954	9,424
Axis Bank, Ltd. (a)	6,022	54,970
Bajaj Auto, Ltd.	2,877	125,755

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bajaj Finserv, Ltd.	80	$17,656
Balkrishna Industries, Ltd.	1,821	56,916
Bandhan Bank, Ltd. (c)	2,121	7,210
Berger Paints India, Ltd.	6,283	65,230
Bharat Electronics, Ltd.	30,196	85,284
Bharat Forge, Ltd.	228	2,140
Bharat Petroleum Corp., Ltd. (a)	6,535	33,886
Bharti Airtel, Ltd. (a)	10,121	93,101
Britannia Industries, Ltd.	4,611	223,678
Cipla, Ltd.	7,927	100,677
Coal India, Ltd.	48,262	94,822
Colgate-Palmolive India, Ltd.	5,297	105,554
Container Corp. Of India, Ltd.	139	1,149
Dabur India, Ltd.	32,540	253,914
Divi's Laboratories, Ltd.	4,291	270,048
Dr Reddy's Laboratories, Ltd. ADR	1,862	121,793
Dr Reddy's Laboratories, Ltd.	127	8,383
Eicher Motors, Ltd. (a)	3,263	113,773
GAIL India, Ltd. GDR	1,173	12,844
Godrej Consumer Products, Ltd.	8,380	109,164
Grasim Industries, Ltd.	1,097	23,940
Havells India, Ltd.	5,195	97,630
HCL Technologies, Ltd.	45,603	809,234
HDFC Asset Management Co., Ltd. (c)	1,795	59,067
HDFC Life Insurance Co., Ltd. (c)	2,562	22,387
Hero MotoCorp, Ltd.	3,485	115,428
Hindalco Industries, Ltd.	11,588	74,132
Hindustan Petroleum Corp., Ltd.	11,801	46,411
Hindustan Unilever, Ltd.	24,746	785,683
Housing Development Finance Corp., Ltd.	4,385	152,573
ICICI Bank, Ltd. ADR	4,887	96,714
ICICI Bank, Ltd.	427	4,252
ICICI Lombard General Insurance Co., Ltd. (c)	4,747	89,482
Indian Oil Corp., Ltd.	22,563	33,843
Indraprastha Gas, Ltd.	7,916	50,093
Infosys, Ltd. ADR	32,129	813,185
Infosys, Ltd.	44,354	1,126,368
ITC, Ltd.	85,197	249,910
JSW Steel, Ltd.	2,688	23,719
Jubilant Foodworks, Ltd.	119	5,749
Kotak Mahindra Bank, Ltd.	1,007	24,331
Larsen & Toubro Infotech, Ltd. (c)	1,556	153,474
Larsen & Toubro, Ltd. GDR	1,171	29,802
Larsen & Toubro, Ltd.	83	2,117
Lupin, Ltd.	4,873	62,326
Mahindra & Mahindra, Ltd. GDR	2,563	29,090
Mahindra & Mahindra, Ltd.	116	1,306
Security Description	Shares	Value
Marico, Ltd. (a)	33,892	$233,734
Maruti Suzuki India, Ltd.	460	45,956
Mindtree, Ltd.	1,788	114,974
Motherson Sumi Systems, Ltd.	1,640	4,927
Mphasis, Ltd.	445	20,334
MRF, Ltd.	72	71,034
Nestle India, Ltd.	1,194	316,518
NTPC, Ltd.	27,616	46,215
Oil & Natural Gas Corp., Ltd. (a)	19,343	37,054
Page Industries, Ltd. (a)	404	219,683
Petronet LNG, Ltd.	19,205	55,908
Pidilite Industries, Ltd.	9,973	330,414
Piramal Enterprises, Ltd.	250	8,892
Power Grid Corp. of India, Ltd.	16,934	46,563
Reliance Industries, Ltd. GDR (a)(c)	3,185	203,681
Reliance Industries, Ltd.	2,821	89,870
SBI Life Insurance Co., Ltd. (c)	546	8,785
Shree Cement, Ltd.	19	6,898
Shriram Transport Finance Co., Ltd.	387	6,336
State Bank of India GDR	626	38,624
Sun Pharmaceutical Industries, Ltd.	9,571	108,887
Tata Consultancy Services, Ltd.	36,279	1,824,476
Tata Motors, Ltd. ADR (a)(b)	76	2,439
Tata Motors, Ltd. (a)	4,432	28,761
Tata Steel, Ltd.	108	1,615
Tata Steel, Ltd. GDR	4,205	62,234
Tech Mahindra, Ltd.	25,412	612,108
Titan Co., Ltd.	3,863	131,082
UltraTech Cement, Ltd.	170	17,360
United Spirits, Ltd. (a)	205	2,477
UPL, Ltd. (a)	2,119	21,297
Vedanta, Ltd.	4,714	21,637
Wipro, Ltd.	56,822	546,812
Yes Bank, Ltd. (a)	51,905	9,566
		13,190,687
INDONESIA — 1.7%
Adaro Energy Tbk PT	125,600	19,828
Astra International Tbk PT	70,900	28,355
Bank Central Asia Tbk PT	1,296,525	664,068
Bank Mandiri Persero Tbk PT	66,500	32,778
Bank Negara Indonesia Persero Tbk PT	40,400	19,134
Bank Rakyat Indonesia Persero Tbk PT	230,649	66,512
Charoen Pokphand Indonesia Tbk PT	25,500	10,646
Gudang Garam Tbk PT	6,200	13,311
Indah Kiat Pulp & Paper Tbk PT (a)	16,900	9,279
Indocement Tunggal Prakarsa Tbk PT	6,600	5,603

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Indofood CBP Sukses Makmur Tbk PT	22,400	$13,673
Indofood Sukses Makmur Tbk PT	37,200	16,509
Kalbe Farma Tbk PT	505,600	57,291
Semen Indonesia Persero Tbk PT	12,000	6,104
Telkom Indonesia Persero Tbk PT (a)	1,285,675	364,436
Unilever Indonesia Tbk PT	246,300	71,026
United Tractors Tbk PT	11,900	18,494
		1,417,047
KUWAIT — 0.7%
Agility Public Warehousing Co. KSC (a)	4,826	15,089
Kuwait Finance House KSCP (a)	8,026	22,093
Mobile Telecommunications Co. KSCP	119,128	234,511
National Bank of Kuwait SAKP	90,149	297,365
		569,058
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	1,129	20,234
MALAYSIA — 2.3%
AMMB Holdings Bhd	20,700	15,751
Axiata Group Bhd	7,404	7,393
CIMB Group Holdings Bhd	67,171	87,874
Dialog Group Bhd	2,600	1,635
DiGi.Com Bhd	62,700	65,620
Fraser & Neave Holdings Bhd	3,000	17,816
Genting Bhd	14,200	15,918
Genting Malaysia Bhd	13,000	8,987
HAP Seng Consolidated Bhd	21,000	38,814
Hartalega Holdings Bhd	54,500	74,960
Hong Leong Bank Bhd	26,220	117,191
Hong Leong Financial Group Bhd	2,400	9,989
IHH Healthcare Bhd	89,000	156,807
Inari Amertron Bhd	48,100	46,183
IOI Corp. Bhd	14,400	12,893
Kuala Lumpur Kepong Bhd	5,776	30,197
Malayan Banking Bhd (a)	145,230	289,344
Malaysia Airports Holdings Bhd (a)	2,700	3,876
Maxis Bhd	51,000	59,373
MISC Bhd	7,600	12,861
Nestle Malaysia Bhd	6,300	202,943
Petronas Chemicals Group Bhd	42,900	91,855
Petronas Dagangan Bhd	7,000	34,614
Petronas Gas Bhd	2,400	10,370
PPB Group Bhd (a)	16,760	68,794
Public Bank Bhd	123,055	122,878
RHB Bank Bhd	8,358	10,774
Sime Darby Bhd	17,527	9,761
Security Description	Shares	Value
Sime Darby Plantation Bhd	7,767	$7,010
Telekom Malaysia Bhd	7,485	9,882
Tenaga Nasional Bhd	39,300	88,109
Top Glove Corp. Bhd	155,000	96,363
Westports Holdings Bhd	45,038	43,784
		1,870,619
MEXICO — 2.0%
America Movil SAB de CV Series L	127,839	135,491
Arca Continental SAB de CV	7,640	48,726
Cemex SAB de CV Series CPO (a)	63,848	43,647
Coca-Cola Femsa SAB de CV (a)	4,727	25,800
Fibra Uno Administracion SA de CV REIT	19,562	20,685
Fomento Economico Mexicano SAB de CV	4,392	34,192
Gruma SAB de CV Class B	2,732	35,045
Grupo Aeroportuario del Pacifico SAB de CV Class B	73	1,007
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	286	5,908
Grupo Bimbo SAB de CV Class A	6,770	20,831
Grupo Carso SAB de CV Series A1	1,270	4,108
Grupo Financiero Banorte SAB de CV Series O	13,569	88,197
Grupo Financiero Inbursa SAB de CV Series O (a)	13,095	15,690
Grupo Mexico SAB de CV Class B	81,492	355,554
Grupo Televisa SAB Series CPO	12,226	23,030
Industrias Penoles SAB de CV	800	9,208
Kimberly-Clark de Mexico SAB de CV Class A	2,795	4,235
Megacable Holdings SAB de CV	974	3,320
Orbia Advance Corp. SAB de CV (a)	3,087	7,885
Promotora y Operadora de Infraestructura SAB de CV	308	2,408
Wal-Mart de Mexico SAB de CV	192,871	717,105
		1,602,072
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR (a)	2,045	14,969
Credicorp, Ltd.	1,357	165,649
Southern Copper Corp.	2,252	138,971
		319,589
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	21,450	22,904

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Ayala Corp.	720	$11,734
Ayala Land, Inc.	7,300	5,254
Bank of the Philippine Islands	53,749	97,131
BDO Unibank, Inc.	56,522	133,788
Globe Telecom, Inc.	1,830	119,219
GT Capital Holdings, Inc.	727	7,699
International Container Terminal Services, Inc.	21,830	85,620
JG Summit Holdings, Inc.	11,814	12,279
Jollibee Foods Corp.	2,080	8,827
Manila Electric Co.	14,490	83,884
Metro Pacific Investments Corp.	106,200	8,122
Metropolitan Bank & Trust Co.	36,766	40,160
PLDT, Inc.	591	21,001
SM Investments Corp.	1,115	20,620
SM Prime Holdings, Inc.	16,600	11,036
Universal Robina Corp.	7,530	18,902
		708,180
POLAND — 0.7%
Bank Polska Kasa Opieki SA	1,681	50,884
CD Projekt SA (a)	1,641	78,540
Cyfrowy Polsat SA	2,435	20,976
Dino Polska SA (a)(c)	1,956	178,255
KGHM Polska Miedz SA	735	25,422
LPP SA	5	21,338
Orange Polska SA (a)	5,543	11,621
PGE Polska Grupa Energetyczna SA (a)	11,375	22,753
Polski Koncern Naftowy ORLEN SA (a)	2,911	53,693
Polskie Gornictwo Naftowe i Gazownictwo SA	9,081	14,195
Powszechna Kasa Oszczednosci Bank Polski SA (a)	4,282	47,735
Powszechny Zaklad Ubezpieczen SA (a)	2,377	20,848
Santander Bank Polska SA	168	14,527
		560,787
QATAR — 0.9%
Barwa Real Estate Co.	63,753	53,580
Commercial Bank PQSC	3,280	6,080
Industries Qatar QSC	4,970	21,144
Masraf Al Rayan QSC	141,948	180,895
Mesaieed Petrochemical Holding Co.	9,494	5,450
Ooredoo QSC	8,253	15,912
Qatar Electricity & Water Co. QSC	19,870	90,591
Qatar Fuel QSC	6,024	30,244
Qatar Islamic Bank SAQ	22,968	115,628
Qatar National Bank QPSC	43,217	239,646
		759,170
Security Description	Shares	Value
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	1,266	$8,408
RUSSIA — 3.5%
Alrosa PJSC (a)	72,138	117,825
Gazprom PJSC ADR	54,693	505,363
Inter Rao Use PJSC (a)	435,055	24,828
LUKOIL PJSC ADR	3,349	299,735
Magnit PJSC GDR	2,722	40,830
MMC Norilsk Nickel PJSC ADR (a)	1,737	53,725
Mobile TeleSystems PJSC ADR	2,577	20,487
Moscow Exchange MICEX (a)	5,004	10,215
Novatek PJSC GDR	185	43,327
Novolipetsk Steel PJSC GDR	2,933	86,582
Novolipetskiy Steel PJSC (a)	6,756	19,594
PhosAgro PJSC GDR	440	9,495
Polymetal International PLC	11,833	210,197
Polyus PJSC (a)	81	14,071
Polyus PJSC GDR	1,520	134,140
Rosneft Oil Co. PJSC GDR	11,377	91,494
Rosneft Oil Co. PJSC	5,112	40,760
Sberbank of Russia PJSC ADR (f)	8,758	140,566
Sberbank of Russia PJSC ADR (f)	6,842	107,762
Severstal PAO GDR	6,252	134,668
Surgutneftegas PJSC ADR (f)	38,014	199,954
Surgutneftegas PJSC ADR (f)	10,002	53,461
Tatneft PJSC ADR (f)	103	4,276
Tatneft PJSC ADR (f)	1,551	60,489
TCS Group Holding PLC GDR	3,685	310,719
VTB Bank PJSC GDR	8,347	10,517
VTB Bank PJSC (a)	17,049,040	10,963
X5 Retail Group NV GDR	896	23,717
Yandex NV Class A (a)	480	28,810
		2,808,570
SAUDI ARABIA — 5.1%
Abdullah Al Othaim Markets Co.	2,350	67,726
Advanced Petrochemical Co.	5,401	101,276
Al Rajhi Bank	40,435	1,527,190
Alinma Bank	36,257	231,387
Arab National Bank	3,242	19,740
Bank AlBilad (a)	3,543	43,740
Bank Al-Jazira	7,658	39,367
Banque Saudi Fransi	2,973	37,416
Bupa Arabia for Cooperative Insurance Co.	2,459	86,062
Co. for Cooperative Insurance	2,642	54,537
Dar Al Arkan Real Estate Development Co. (a)	1,586	4,250
Dr Sulaiman Al Habib Medical Services Group Co.	1,804	77,553
Emaar Economic City (a)	4,800	15,265
Etihad Etisalat Co.	18,523	153,684

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Jarir Marketing Co.	6,405	$335,741
Mobile Telecommunications Co. (a)	12,189	39,089
Mouwasat Medical Services Co.	1,040	48,144
National Industrialization Co. (a)	1,195	6,353
Rabigh Refining & Petrochemical Co. (a)	860	4,742
Riyad Bank (a)	5,979	43,158
SABIC Agri-Nutrients Co.	4,357	204,945
Sahara International Petrochemical Co.	927	10,370
Saudi Arabian Mining Co. (a)	439	9,179
Saudi Arabian Oil Co. (c)	4,325	41,241
Saudi Basic Industries Corp.	8,578	265,035
Saudi British Bank	4,432	38,956
Saudi Electricity Co. (a)	14,621	93,387
Saudi Kayan Petrochemical Co. (a)	1,738	7,879
Saudi National Bank	7,404	127,002
Saudi Telecom Co. (a)	12,361	370,066
Savola Group	2,398	20,407
Yanbu National Petrochemical Co.	2,787	50,998
		4,175,885
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	2,200	16,113
SOUTH AFRICA — 2.5%
Absa Group, Ltd.	6,335	60,552
African Rainbow Minerals, Ltd.	3,341	48,403
Anglo American Platinum, Ltd.	1,666	189,645
Aspen Pharmacare Holdings, Ltd. (a)	1,498	21,066
Bid Corp., Ltd.	1,075	21,987
Bidvest Group, Ltd.	1,734	20,583
Capitec Bank Holdings, Ltd.	1,909	243,984
Clicks Group, Ltd.	8,772	173,423
Discovery, Ltd. (a)	1,105	9,940
Exxaro Resources, Ltd.	5,840	55,937
FirstRand, Ltd. (a)	17,835	67,943
Gold Fields, Ltd.	2,001	21,833
Growthpoint Properties, Ltd. REIT	9,097	8,761
Harmony Gold Mining Co., Ltd.	1,493	6,230
Impala Platinum Holdings, Ltd.	24,016	338,571
Kumba Iron Ore, Ltd.	2,056	59,270
Mr. Price Group, Ltd.	8,203	102,537
MTN Group, Ltd.	6,387	68,316
MultiChoice Group, Ltd. (a)	403	3,081
Naspers, Ltd. Class N (a)	377	58,392
Nedbank Group, Ltd.	3,809	41,770
Old Mutual, Ltd.	36,681	30,108
Rand Merchant Investment Holdings, Ltd. (a)	2,087	5,907
Remgro, Ltd.	2,501	20,552
Security Description	Shares	Value
Sanlam, Ltd.	7,752	$28,832
Sasol, Ltd. (a)	3,352	54,396
Shoprite Holdings, Ltd. (a)	3,587	46,946
Sibanye Stillwater, Ltd.	9,468	29,128
SPAR Group, Ltd.	2,040	21,361
Standard Bank Group, Ltd.	8,479	74,383
Tiger Brands, Ltd. (a)	1,935	21,945
Vodacom Group, Ltd.	6,019	50,769
Woolworths Holdings, Ltd.	5,198	16,890
		2,023,441
SOUTH KOREA — 9.1%
Amorepacific Corp.	83	11,660
AMOREPACIFIC Group	102	3,805
BGF retail Co., Ltd.	122	14,932
Celltrion Healthcare Co., Ltd.	113	7,624
Celltrion, Inc. (a)	199	33,146
Cheil Worldwide, Inc.	739	14,205
CJ CheilJedang Corp.	100	32,597
CJ Corp. (a)	306	21,468
CJ ENM Co., Ltd.	20	2,335
CJ Logistics Corp. (a)	312	33,070
Coway Co., Ltd.	2,330	145,827
DB Insurance Co., Ltd.	969	44,018
Doosan Bobcat, Inc. (a)	176	6,033
Doosan Heavy Industries & Construction Co., Ltd. (a)	498	8,546
E-MART, Inc.	357	45,348
F&F Co., Ltd. (a)	26	20,669
GS Engineering & Construction Corp.	452	15,057
GS Holdings Corp.	610	20,064
Hana Financial Group, Inc.	4,264	150,832
Hankook Tire & Technology Co., Ltd.	552	18,435
Hanmi Pharm Co., Ltd.	7	1,625
Hanon Systems	4,096	46,344
Hanwha Solutions Corp. (a)	602	17,978
HLB, Inc. (a)	606	17,740
Hotel Shilla Co., Ltd.	1,609	105,575
Hyundai Engineering & Construction Co., Ltd.	603	22,547
Hyundai Glovis Co., Ltd.	126	17,807
Hyundai Heavy Industries Holdings Co., Ltd.	572	25,839
Hyundai Mobis Co., Ltd.	453	96,983
Hyundai Motor Co.	802	141,004
Hyundai Motor Co. Preference Shares	445	37,809
Hyundai Motor Co. Preference Shares	268	22,206
Hyundai Motor Co. GDR	308	12,690
Hyundai Steel Co.	886	30,558
Industrial Bank of Korea	3,486	30,205
Kakao Corp.	997	94,353
Kangwon Land, Inc. (a)	1,042	21,081
KB Financial Group, Inc.	1,007	46,591

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
KB Financial Group, Inc. ADR (b)	3,797	$175,269
Kia Corp.	1,830	126,541
Korea Aerospace Industries, Ltd.	194	5,296
Korea Electric Power Corp. ADR (b)	7,528	68,806
Korea Electric Power Corp. (a)	2,069	38,465
Korea Investment Holdings Co., Ltd.	212	14,392
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	214	17,030
Korea Zinc Co., Ltd.	25	10,747
Korean Air Lines Co., Ltd. (a)	756	18,665
Krafton, Inc. (a)	713	275,903
KT&G Corp.	2,995	199,037
Kumho Petrochemical Co., Ltd.	573	80,015
LG Chem, Ltd.	92	47,596
LG Chem, Ltd. Preference Shares	7	1,690
LG Corp.	340	23,139
LG Display Co., Ltd. ADR (a)(b)	2,341	23,644
LG Display Co., Ltd. (a)	1,831	37,891
LG Electronics, Inc.	776	90,085
LG Household & Health Care, Ltd.	265	244,547
LG Household & Health Care, Ltd. Preference Shares	158	81,874
LG Innotek Co., Ltd.	125	38,275
LG Uplus Corp.	2,364	27,046
Lotte Chemical Corp.	171	31,215
Lotte Shopping Co., Ltd.	167	12,250
Meritz Securities Co., Ltd.	1,894	8,205
Mirae Asset Securities Co., Ltd.	3,624	26,370
NAVER Corp.	958	305,029
NCSoft Corp.	160	86,545
Netmarble Corp. (c)	306	32,177
NH Investment & Securities Co., Ltd.	768	8,076
Orion Corp/Republic of Korea	39	3,396
Pan Ocean Co., Ltd.	1,378	6,271
Pearl Abyss Corp. (a)	408	47,467
POSCO ADR	3,010	175,453
POSCO	117	27,017
S-1 Corp.	1,259	78,267
Samsung Biologics Co., Ltd. (a)(c)	158	120,020
Samsung C&T Corp.	450	45,047
Samsung Electro-Mechanics Co., Ltd.	212	35,222
Samsung Electronics Co., Ltd. Preference Shares	4,732	283,422
Samsung Electronics Co., Ltd.	22,873	1,506,587
Samsung Engineering Co., Ltd. (a)	505	9,728
Security Description	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	307	$52,167
Samsung Heavy Industries Co., Ltd. (a)	2,593	12,368
Samsung Life Insurance Co., Ltd.	553	29,819
Samsung SDI Co., Ltd.	111	61,161
Samsung SDS Co., Ltd. (a)	648	85,310
Samsung Securities Co., Ltd.	389	14,693
SD Biosensor, Inc. (a)	1,284	60,379
Seegene, Inc.	171	8,775
Shinhan Financial Group Co., Ltd.	1,072	33,186
Shinhan Financial Group Co., Ltd. ADR	4,924	152,201
SK Bioscience Co., Ltd. (a)	100	18,927
SK Hynix, Inc.	3,953	435,620
SK Innovation Co., Ltd. (a)	189	37,919
SK Square Co., Ltd. (a)	176	9,831
SK Telecom Co., Ltd.	389	18,947
SK Telelcom Co., Ltd. ADR	6,056	161,514
SK, Inc.	525	110,852
S-Oil Corp.	259	18,672
Woori Financial Group, Inc.	8,377	89,496
Yuhan Corp.	1,581	82,591
		7,426,751
TAIWAN — 14.3%
Accton Technology Corp. (a)	19,000	178,552
Acer, Inc.	26,258	28,899
Advantech Co., Ltd.	26,838	384,619
ASE Technology Holding Co., Ltd.	16,124	62,067
Asia Cement Corp.	25,200	40,350
Asustek Computer, Inc.	19,000	258,214
AU Optronics Corp.	47,000	38,902
Catcher Technology Co., Ltd.	8,000	45,252
Cathay Financial Holding Co., Ltd.	56,770	128,244
Chailease Holding Co., Ltd.	3,621	34,486
Chang Hwa Commercial Bank, Ltd. (a)	30,193	18,552
Cheng Shin Rubber Industry Co., Ltd.	20,000	26,096
China Development Financial Holding Corp.	128,301	81,153
China Steel Corp.	69,440	88,723
Chunghwa Telecom Co., Ltd.	103,540	435,985
Compal Electronics, Inc. (a)	253,000	221,296
CTBC Financial Holding Co., Ltd. (a)	117,900	110,583
Delta Electronics, Inc.	7,623	75,770
E.Sun Financial Holding Co., Ltd.	176,782	179,229
Eclat Textile Co., Ltd.	5,379	122,679
eMemory Technology, Inc.	2,000	158,311

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan, Ltd.	6,565	$33,813
Far Eastern New Century Corp.	21,560	22,833
Far EasTone Telecommunications Co., Ltd.	108,449	253,219
Feng TAY Enterprise Co., Ltd.	13,176	110,248
First Financial Holding Co., Ltd.	459,221	406,655
Formosa Chemicals & Fibre Corp.	27,000	78,852
Formosa Petrochemical Corp.	23,000	79,723
Formosa Plastics Corp.	27,000	101,493
Foxconn Technology Co., Ltd.	14,892	34,933
Fubon Financial Holding Co., Ltd.	33,734	93,032
Giant Manufacturing Co., Ltd.	1,000	12,470
Globalwafers Co., Ltd.	6,000	192,576
Hiwin Technologies Corp.	1,218	13,493
Hon Hai Precision Industry Co., Ltd.	118,730	446,305
Hotai Motor Co., Ltd.	1,000	22,192
Hua Nan Financial Holdings Co., Ltd.	405,631	310,817
Innolux Corp.	66,751	47,288
Inventec Corp.	27,000	24,348
Largan Precision Co., Ltd.	2,000	178,191
Lite-On Technology Corp.	44,952	103,659
MediaTek, Inc.	1,877	80,733
Mega Financial Holding Co., Ltd.	97,657	125,482
Micro-Star International Co., Ltd. (a)	21,000	121,824
momo.com, Inc.	1,000	58,734
Nan Ya Plastics Corp.	24,000	74,081
Nanya Technology Corp.	9,000	25,406
Nien Made Enterprise Co., Ltd.	5,000	74,547
Novatek Microelectronics Corp.	19,000	370,152
Pegatron Corp.	24,000	59,941
Pou Chen Corp.	27,000	32,351
President Chain Store Corp.	32,000	316,334
Quanta Computer, Inc.	26,000	88,994
Realtek Semiconductor Corp. (a)	14,000	293,490
Ruentex Development Co., Ltd.	9,755	22,495
Shanghai Commercial & Savings Bank, Ltd.	12,387	21,155
Shin Kong Financial Holding Co., Ltd. (a)	125,657	50,186
SinoPac Financial Holdings Co., Ltd.	73,152	42,701
Synnex Technology International Corp.	78,900	188,787
Taishin Financial Holding Co., Ltd. (a)	72,766	49,840
Taiwan Cement Corp.	27,474	47,665
Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	487,729	$448,647
Taiwan High Speed Rail Corp.	54,000	57,773
Taiwan Mobile Co., Ltd.	110,542	399,545
Taiwan Semiconductor Manufacturing Co., Ltd.	107,495	2,389,468
Uni-President Enterprises Corp.	27,164	67,353
United Microelectronics Corp.	34,000	79,879
Vanguard International Semiconductor Corp.	27,000	154,191
Voltronic Power Technology Corp.	2,000	111,685
Wan Hai Lines, Ltd. (a)	14,000	100,445
Win Semiconductors Corp.	1,000	13,536
Winbond Electronics Corp.	20,000	24,578
Wistron Corp.	59,535	62,726
Wiwynn Corp.	1,000	40,301
WPG Holdings, Ltd.	73,280	139,319
Yageo Corp.	1,198	20,763
Yuanta Financial Holding Co., Ltd. (a)	43,404	39,691
Zhen Ding Technology Holding, Ltd.	8,000	29,060
		11,607,960
TANZANIA, UNITED REPUBLIC OF — 0.3%
AngloGold Ashanti, Ltd.	11,528	237,422
THAILAND — 2.5%
Advanced Info Service PCL	56,222	387,100
Airports of Thailand PCL	22,000	40,174
Airports of Thailand PCL NVDR (a)	89,370	163,196
Bangkok Commercial Asset Management PCL	11,080	7,164
Bangkok Dusit Medical Services PCL Class F	236,092	162,554
Bangkok Expressway & Metro PCL	181,817	45,992
Berli Jucker PCL NVDR	2,800	2,598
BTS Group Holdings PCL (a)	105,843	29,625
Bumrungrad Hospital PCL	21,864	92,286
Carabao Group PCL Class F	3,800	13,594
Central Pattana PCL	11,768	19,904
Central Retail Corp. PCL NVDR	9,363	8,969
Central Retail Corp. PCL (a)	634	607
Charoen Pokphand Foods PCL	25,886	19,760
CP ALL PCL	117,261	207,107
Electricity Generating PCL	2,309	12,131
Energy Absolute PCL	900	2,586
Energy Absolute PCL NVDR	2,300	6,610
Home Product Center PCL	314,574	136,546
Indorama Ventures PCL	1,400	1,813
Indorama Ventures PCL NVDR	7,000	9,063
Intouch Holdings PCL Class F	90,502	217,416

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Krung Thai Bank PCL	94,703	$37,422
Land & Houses PCL	21,400	5,638
Minor International PCL	2,585	2,225
Minor International PCL NVDR (a)	4,561	3,925
Osotspa PCL	11,500	11,791
PTT Exploration & Production PCL	7,228	25,532
PTT Global Chemical PCL	19,262	33,876
PTT Oil & Retail Business PCL	77,400	62,560
PTT PCL	62,260	70,824
Ratch Group PCL	2,700	3,637
Siam Cement PCL (a)	2,424	28,010
Siam Cement PCL NVDR	3,100	35,821
Siam Commercial Bank PCL	8,300	31,555
Sri Trang Gloves Thailand PCL	8,000	7,244
Thai Oil PCL	9,588	14,208
Thai Union Group PCL NVDR	48,800	28,487
Thai Union Group PCL Class F	12,000	7,005
True Corp. PCL	44,200	6,325
		2,002,880
TURKEY — 0.4%
Akbank T.A.S.	47,834	25,935
Aselsan Elektronik Sanayi Ve Ticaret A/S	21,327	33,533
BIM Birlesik Magazalar A/S	29,515	136,243
Eregli Demir ve Celik Fabrikalari TAS	6,739	14,290
Ford Otomotiv Sanayi A/S	1,948	34,927
KOC Holding A/S	6,859	14,658
Turkcell Iletisim Hizmetleri A/S	17,486	24,307
Turkiye Garanti Bankasi A/S	29,288	24,855
Turkiye Is Bankasi A/S Class C (a)	37,486	20,296
Turkiye Petrol Rafinerileri AS	1,260	14,650
		343,694
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Commercial Bank PJSC	15,566	36,149
Abu Dhabi National Oil Co. for Distribution PJSC	203,837	236,965
Aldar Properties PJSC	70,364	76,436
Dubai Islamic Bank PJSC	31,797	46,574
Emaar Properties PJSC	30,155	40,146
Emirates NBD Bank PJSC	14,801	54,601
Emirates Telecommunications Group Co. PJSC	61,402	529,926
First Abu Dhabi Bank PJSC	47,348	242,860
		1,263,657
UNITED STATES — 0.3%
JBS SA	5,394	36,751
Legend Biotech Corp. ADR (a)	400	18,644
Security Description	Shares	Value
Parade Technologies, Ltd.	2,000	$152,890
		208,285
TOTAL COMMON STOCKS (Cost $65,881,054)		81,085,101

PREFERRED STOCKS — 0.0%
TAIWAN — 0.0%
China Development Financial Holding Corp. , Preference Shares (a) (Cost: $4,775)	16,699	5,788
RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Seazen Group, Ltd. (expiring 01/19/22) (a)	1,333	—
SOUTH KOREA — 0.0% (e)
Doosan Heavy Industries & Construction Co., Ltd. (expiring 02/11/22) (a)	63	233
TOTAL RIGHTS (Cost $0)		233
WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 07/21/22) (a)	17,233	330
BTS Group Holdings PCL (expiring 07/22/22) (a)	34,466	516
BTS Group Holdings PCL (expiring 09/05/22) (a)	8,616	186
Minor International PCL (expiring 02/15/24) (a)	150	14
TOTAL WARRANTS (Cost $0)		1,046
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	351,143	351,178
State Street Navigator Securities Lending Portfolio II (i) (j)	381,558	381,558
TOTAL SHORT-TERM INVESTMENTS (Cost $732,736)		732,736
TOTAL INVESTMENTS — 100.8% (Cost $66,618,565)		81,824,904
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(623,631)
NET ASSETS — 100.0%		$81,201,273
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.0% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $8,975, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$79,331,915	$1,744,211	$8,975	$81,085,101
Preferred Stocks	5,788	—	—	5,788
Rights	—	233	—	233
Warrants	1,046	—	—	1,046
Short-Term Investments	732,736	—	—	732,736
TOTAL INVESTMENTS	$80,071,485	$1,744,444	$8,975	$81,824,904
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	22.1%
Financials	21.3
Consumer Staples	11.4
Materials	10.0
Consumer Discretionary	9.3
Communication Services	8.5
Health Care	5.2
Energy	4.2
Industrials	3.9
Utilities	2.7
Real Estate	1.3
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	199,417	$199,457	$1,997,667	$1,845,926	$(20)	$—	351,143	$351,178	$28
State Street Navigator Securities Lending Portfolio II	691,026	691,026	4,862,359	5,171,827	—	—	381,558	381,558	943
Total		$890,483	$6,860,026	$7,017,753	$(20)	$—		$732,736	$971
See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 2.1%
APA Group Stapled Security	1,278	$9,347
Aristocrat Leisure, Ltd.	231	7,318
ASX, Ltd.	339	22,897
Aurizon Holdings, Ltd.	3,036	7,704
AusNet Services, Ltd.	3,331	6,224
Australia & New Zealand Banking Group, Ltd.	1,930	38,602
BHP Group PLC	3,199	95,302
BHP Group, Ltd. (a)	4,378	132,096
BlueScope Steel, Ltd.	536	8,145
Brambles, Ltd.	609	4,707
Cochlear, Ltd.	57	8,956
Coles Group, Ltd.	900	11,739
Commonwealth Bank of Australia	776	56,983
Computershare, Ltd.	414	6,020
CSL, Ltd.	534	112,871
Dexus REIT	1,076	8,699
Endeavour Group, Ltd. (a)	1,655	8,110
Fortescue Metals Group, Ltd.	3,720	51,956
Glencore PLC (b)	10,521	53,431
Goodman Group REIT	567	10,924
GPT Group REIT	324	1,277
Macquarie Group, Ltd.	76	11,350
Magellan Financial Group, Ltd. (a)	314	4,849
Medibank Pvt, Ltd.	1,984	4,832
Mirvac Group REIT	1,266	2,678
National Australia Bank, Ltd.	2,023	42,419
Newcrest Mining, Ltd. (a)	133	2,367
Orica, Ltd.	488	4,857
QBE Insurance Group, Ltd.	82	677
Ramsay Health Care, Ltd.	101	5,250
REA Group, Ltd.	94	11,457
Rio Tinto PLC	1,927	127,682
Rio Tinto, Ltd.	682	49,639
Santos, Ltd.	1,127	5,170
Scentre Group REIT	748	1,718
Sonic Healthcare, Ltd.	546	18,511
South32, Ltd.	3,435	10,015
Stockland REIT	581	1,791
Suncorp Group, Ltd.	658	5,296
Telstra Corp., Ltd.	4,836	14,697
Transurban Group Stapled Security	544	5,466
Treasury Wine Estates, Ltd.	575	5,175
Wesfarmers, Ltd. (b)	2,400	103,474
Westpac Banking Corp.	2,681	41,616
Woodside Petroleum, Ltd.	203	3,237
Woolworths Group, Ltd.	757	20,920
		1,168,451
AUSTRIA — 0.1%
Erste Group Bank AG	196	9,217
Security Description	Shares	Value
Mondi PLC	312	$7,716
OMV AG	227	12,894
Raiffeisen Bank International AG	400	11,772
Voestalpine AG	25	910
		42,509
BELGIUM — 0.3%
Ageas SA/NV	174	9,013
Anheuser-Busch InBev SA/NV (b)	243	14,693
Elia Group SA	41	5,395
Etablissements Franz Colruyt NV	366	15,508
Groupe Bruxelles Lambert SA	60	6,698
KBC Group NV	138	11,842
Proximus SADP	1,312	25,573
Sofina SA	79	38,810
Solvay SA (a)	12	1,395
UCB SA	104	11,868
Umicore SA	104	4,228
		145,023
BRAZIL — 0.0% (c)
Wheaton Precious Metals Corp.	382	16,415
Yara International ASA	25	1,262
		17,677
CANADA — 3.0%
Agnico Eagle Mines, Ltd.	927	49,309
Algonquin Power & Utilities Corp.	337	4,874
Alimentation Couche-Tard, Inc.	1,194	50,099
AltaGas, Ltd. (a)	310	6,702
Bank of Montreal	339	36,550
Bank of Nova Scotia	687	48,704
Barrick Gold Corp.	588	11,195
BCE, Inc.	653	34,021
Brookfield Asset Management, Inc. Class A	455	27,517
Cameco Corp.	270	5,895
Canadian Imperial Bank of Commerce	319	37,238
Canadian National Railway Co. (a)	788	96,932
Canadian Natural Resources, Ltd.	694	29,367
Canadian Pacific Railway, Ltd.	735	52,939
Canadian Utilities, Ltd. Class A	180	5,228
Cenovus Energy, Inc.	798	9,799
CGI, Inc. (b)	793	70,219
Constellation Software, Inc.	35	65,030
Dollarama, Inc.	150	7,518
Emera, Inc.	160	8,008
Empire Co., Ltd. Class A	494	15,072
Enbridge, Inc.	853	33,366
Fairfax Financial Holdings, Ltd.	35	17,241
Fortis, Inc. (a)	260	12,562
Franco-Nevada Corp.	1,097	151,929

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
George Weston, Ltd.	130	$15,094
Great-West Lifeco, Inc.	358	10,759
Hydro One, Ltd. (a)(d)	200	5,211
iA Financial Corp., Inc.	125	7,163
Intact Financial Corp.	804	104,654
Keyera Corp. (a)	250	5,647
Kinross Gold Corp.	1,328	7,717
Kirkland Lake Gold, Ltd.	354	14,856
Loblaw Cos., Ltd.	459	37,660
Magna International, Inc.	250	20,257
Manulife Financial Corp.	1,253	23,916
Metro, Inc.	426	22,704
National Bank of Canada	125	9,544
Nutrien, Ltd. (a)	251	18,893
Open Text Corp.	278	13,214
Pembina Pipeline Corp.	216	6,561
Power Corp. of Canada (a)	450	14,891
Quebecor, Inc. Class B	180	4,068
RioCan Real Estate Investment Trust	398	7,228
Rogers Communications, Inc. Class B	554	26,416
Royal Bank of Canada	694	73,760
Shaw Communications, Inc. Class B	620	18,843
Sun Life Financial, Inc. (a)	100	5,574
Suncor Energy, Inc.	772	19,344
TC Energy Corp. (a)	345	16,068
Teck Resources, Ltd. Class B	233	6,720
TELUS Corp.	2,846	67,120
Thomson Reuters Corp.	478	57,244
Toronto-Dominion Bank	1,813	139,196
		1,667,636
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	9,000	29,495
Chow Tai Fook Jewellery Group, Ltd.	3,400	6,114
NXP Semiconductors NV	65	14,806
Prosus NV (b)	185	15,469
SITC International Holdings Co., Ltd.	2,000	7,234
Wilmar International, Ltd.	1,500	4,606
		77,724
DENMARK — 1.6%
AP Moller - Maersk A/S Class A	8	26,641
Carlsberg AS Class B	97	16,752
Coloplast A/S Class B	753	132,518
Danske Bank A/S	781	13,488
DSV A/S	68	15,882
Genmab A/S (b)	28	11,260
GN Store Nord A/S	11	692
Novo Nordisk A/S Class B	4,740	532,686
Novozymes A/S Class B	483	39,672
Orsted A/S (d)	55	7,024
Pandora A/S	144	17,953
Security Description	Shares	Value
Tryg A/S	934	$23,063
Vestas Wind Systems A/S	1,120	34,249
		871,880
FINLAND — 0.4%
Elisa Oyj	1,171	72,069
Fortum Oyj	202	6,200
Kone Oyj Class B	798	57,208
Neste Oyj	471	23,225
Nokia Oyj (b)	1,444	9,138
Nordea Bank Abp	1,209	14,756
Orion Oyj Class B	141	5,856
Sampo Oyj Class A	202	10,121
Stora Enso Oyj Class R	323	5,928
UPM-Kymmene Oyj	252	9,589
Wartsila OYJ Abp	229	3,219
		217,309
FRANCE — 2.1%
Air Liquide SA	115	20,051
Airbus SE (b)	127	16,228
Alstom SA	217	7,704
Arkema SA	15	2,113
AXA SA	1,363	40,587
BioMerieux	64	9,090
BNP Paribas SA	1,237	85,486
Bollore SA	1,138	6,367
Bouygues SA	279	9,991
Capgemini SE	44	10,783
Carrefour SA	777	14,230
Cie de Saint-Gobain	345	24,274
Cie Generale des Etablissements Michelin SCA	109	17,868
CNP Assurances	403	9,968
Credit Agricole SA	1,617	23,078
Danone SA	290	18,003
Dassault Aviation SA	40	4,321
Dassault Systemes SE	70	4,164
Eiffage SA	13	1,337
Electricite de France SA	278	3,266
Engie SA	1,265	18,721
EssilorLuxottica SA	55	11,711
Eurazeo SE	56	4,891
Faurecia SE	130	6,184
Gecina SA REIT	3	419
Getlink SE	115	1,904
Hermes International	101	176,421
Kering SA	24	19,293
Klepierre SA REIT (b)	181	4,292
Legrand SA	19	2,223
L'Oreal SA	266	126,125
LVMH Moet Hennessy Louis Vuitton SE	66	54,565
Orange SA	5,296	56,691
Pernod Ricard SA	76	18,279
Publicis Groupe SA	45	3,030
Renault SA (b)	508	17,646

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Safran SA	64	$7,836
Sanofi	490	49,359
Sartorius Stedim Biotech	67	36,755
Societe Generale SA	1,695	58,222
Sodexo SA	7	613
Suez SA	109	2,456
Thales SA	38	3,232
TotalEnergies SE	1,545	78,414
Unibail-Rodamco-Westfield REIT (b)	117	8,199
Valeo	192	5,804
Veolia Environnement SA	451	16,545
Vinci SA	180	19,018
Vivendi SE	1,183	15,996
Worldline SA (b)(d)	16	892
		1,154,645
GERMANY — 2.0%
adidas AG	55	15,837
Allianz SE	239	56,437
Aroundtown SA	902	5,457
BASF SE	482	33,863
Bayer AG	579	30,947
Bayerische Motoren Werke AG	294	29,585
Bayerische Motoren Werke AG Preference Shares	69	5,752
Beiersdorf AG	93	9,559
Brenntag SE	110	9,955
Commerzbank AG (b)	2,153	16,377
Continental AG (b)	67	7,094
Covestro AG (d)	114	7,027
Daimler AG	968	74,404
Daimler Truck Holding AG (b)	484	17,773
Deutsche Bank AG (b)	2,213	27,728
Deutsche Boerse AG	21	3,513
Deutsche Lufthansa AG (b)	527	3,704
Deutsche Post AG	530	34,078
Deutsche Telekom AG	11,855	219,748
E.ON SE	943	13,074
Fresenius Medical Care AG & Co. KGaA	294	19,104
Fresenius SE & Co. KGaA	286	11,513
FUCHS PETROLUB SE Preference Shares	56	2,542
Hannover Rueck SE	10	1,901
HeidelbergCement AG	119	8,055
HelloFresh SE (b)	76	5,837
Henkel AG & Co. KGaA Preference Shares	102	8,252
Infineon Technologies AG	485	22,481
Knorr-Bremse AG	50	4,941
LANXESS AG	101	6,260
LEG Immobilien SE	42	5,860
Merck KGaA	43	11,100
MTU Aero Engines AG	27	5,508
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106	$31,402
Porsche Automobil Holding SE Preference Shares	114	10,817
Rational AG	6	6,144
RWE AG	430	17,467
SAP SE	263	37,356
Siemens AG	256	44,449
Siemens Energy AG (b)	134	3,427
Siemens Healthineers AG (d)	378	28,293
Symrise AG	542	80,312
Telefonica Deutschland Holding AG	8,318	23,090
Uniper SE	206	9,792
United Internet AG	115	4,569
Volkswagen AG	24	7,052
Volkswagen AG Preference Shares	260	52,476
Vonovia SE	82	4,523
		1,096,435
HONG KONG — 1.2%
AIA Group, Ltd.	3,000	30,245
CK Asset Holdings, Ltd.	678	4,274
CK Infrastructure Holdings, Ltd.	500	3,184
CLP Holdings, Ltd.	6,000	60,606
Hang Seng Bank, Ltd.	3,300	60,402
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	25,831	25,346
HKT Trust & HKT, Ltd. Stapled Security	19,540	26,266
Hong Kong & China Gas Co., Ltd.	52,277	81,403
Hong Kong Exchanges & Clearing, Ltd.	1,371	80,083
Hongkong Land Holdings, Ltd.	300	1,560
Jardine Matheson Holdings, Ltd.	1,100	60,511
Link REIT	7,159	63,038
MTR Corp., Ltd.	9,165	49,197
New World Development Co., Ltd.	1,330	5,263
Power Assets Holdings, Ltd.	4,000	24,935
Sino Land Co., Ltd.	6,000	7,473
Sun Hung Kai Properties, Ltd.	1,500	18,201
Swire Pacific, Ltd. Class A	1,000	5,689
Techtronic Industries Co., Ltd.	1,500	29,860
WH Group, Ltd. (d)	16,072	10,081
Wharf Real Estate Investment Co., Ltd.	2,000	10,159
Xinyi Glass Holdings, Ltd.	2,000	5,002
		662,778
IRELAND — 0.2%
CRH PLC	170	8,994
Flutter Entertainment PLC (b)	20	3,161
Kerry Group PLC Class A	604	77,788

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Kingspan Group PLC	215	$25,672
Smurfit Kappa Group PLC	154	8,483
		124,098
ISRAEL — 0.3%
Azrieli Group, Ltd.	133	12,692
Bank Hapoalim BM	984	10,149
Bank Leumi Le-Israel BM	2,933	31,522
Check Point Software Technologies, Ltd. (b)	409	47,673
Elbit Systems, Ltd.	46	7,966
ICL Group, Ltd.	1,016	9,796
Isracard, Ltd.	0	—
Israel Discount Bank, Ltd. Class A	1,737	11,686
Mizrahi Tefahot Bank, Ltd.	730	28,146
Nice, Ltd. (b)	48	14,677
Teva Pharmaceutical Industries, Ltd. (b)	277	2,399
		176,706
ITALY — 0.7%
Assicurazioni Generali SpA (a)	1,290	27,330
DiaSorin SpA	175	33,324
Enel SpA	3,562	28,541
Eni SpA	1,490	20,706
Ferrari NV	244	63,126
FinecoBank Banca Fineco SpA	715	12,550
Infrastrutture Wireless Italiane SpA (d)	2,011	24,424
Intesa Sanpaolo SpA	16,936	43,797
Mediobanca Banca di Credito Finanziario SpA	987	11,348
Moncler SpA	225	16,381
Poste Italiane SpA (d)	328	4,305
Prysmian SpA	35	1,318
Recordati Industria Chimica e Farmaceutica SpA	617	39,643
Telecom Italia SpA	14,345	7,083
Terna - Rete Elettrica Nazionale (a)	659	5,331
UniCredit SpA	3,799	58,513
		397,720
JAPAN — 8.5%
Advantest Corp.	200	18,931
Aeon Co., Ltd.	800	18,820
AGC, Inc. (a)	300	14,302
Aisin Corp.	100	3,830
Ajinomoto Co., Inc.	900	27,331
ANA Holdings, Inc. (b)	200	4,176
Asahi Group Holdings, Ltd.	100	3,885
Asahi Intecc Co., Ltd.	300	6,437
Asahi Kasei Corp.	1,000	9,387
Astellas Pharma, Inc.	1,100	17,868
Bandai Namco Holdings, Inc.	300	23,431
Bridgestone Corp.	700	30,084
Brother Industries, Ltd.	400	7,680
Security Description	Shares	Value
Canon, Inc. (a)	4,600	$111,889
Capcom Co., Ltd.	200	4,703
Central Japan Railway Co.	100	13,326
Chiba Bank, Ltd.	500	2,861
Chubu Electric Power Co., Inc.	4,200	44,205
Chugai Pharmaceutical Co., Ltd. (a)	2,500	81,086
Concordia Financial Group, Ltd.	1,300	4,719
Cosmos Pharmaceutical Corp.	100	14,702
CyberAgent, Inc.	1,600	26,594
Dai Nippon Printing Co., Ltd.	400	10,049
Daifuku Co., Ltd.	100	8,163
Dai-ichi Life Holdings, Inc.	900	18,175
Daiichi Sankyo Co., Ltd.	300	7,620
Daikin Industries, Ltd.	100	22,656
Daito Trust Construction Co., Ltd.	100	11,437
Daiwa House Industry Co., Ltd.	400	11,491
Daiwa House REIT Investment Corp.	3	9,079
Daiwa Securities Group, Inc.	1,200	6,760
Denso Corp.	400	33,100
Dentsu Group, Inc.	100	3,560
East Japan Railway Co.	500	30,711
ENEOS HoldingS, Inc.	4,800	17,936
Fuji Electric Co., Ltd.	100	5,454
FUJIFILM Holdings Corp.	1,000	74,039
Fujitsu, Ltd.	100	17,133
GMO Payment Gateway, Inc.	100	12,461
Hakuhodo DY Holdings, Inc.	300	4,992
Hamamatsu Photonics KK	900	57,366
Hankyu Hanshin Holdings, Inc.	300	8,506
Hino Motors, Ltd.	300	2,470
Hirose Electric Co., Ltd.	200	33,590
Hitachi, Ltd.	700	37,871
Honda Motor Co., Ltd.	1,700	47,684
Hoya Corp.	400	59,433
Idemitsu Kosan Co., Ltd.	600	15,303
Iida Group Holdings Co., Ltd.	200	4,648
Inpex Corp.	1,600	13,922
Isuzu Motors, Ltd.	500	6,213
Ito En, Ltd.	100	5,245
ITOCHU Corp.	3,200	97,760
Itochu Techno-Solutions Corp.	300	9,639
Japan Airlines Co., Ltd. (b)	400	7,628
Japan Exchange Group, Inc.	1,200	26,239
Japan Metropolitan Fund Invest REIT	2	1,721
Japan Post Bank Co., Ltd.	4,100	37,562
Japan Post Holdings Co., Ltd.	6,700	52,178
Japan Post Insurance Co., Ltd.	1,100	17,672
Japan Real Estate Investment Corp. REIT	1	5,671
Japan Tobacco, Inc. (a)	1,000	20,168
JFE Holdings, Inc.	1,200	15,287
Kajima Corp.	200	2,294

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Kakaku.com, Inc. (a)	200	$5,332
Kansai Electric Power Co., Inc.	1,200	11,192
Kansai Paint Co., Ltd.	200	4,342
KDDI Corp.	4,600	134,299
Keisei Electric Railway Co., Ltd.	200	5,401
Keyence Corp.	200	125,535
Kirin Holdings Co., Ltd.	200	3,208
Kobayashi Pharmaceutical Co., Ltd.	100	7,850
Kobe Bussan Co., Ltd.	300	11,606
Koei Tecmo Holdings Co., Ltd.	330	12,967
Koito Manufacturing Co., Ltd.	100	5,289
Komatsu, Ltd.	200	4,678
Kubota Corp.	500	11,087
Kyocera Corp.	200	12,482
Kyowa Kirin Co., Ltd.	200	5,445
Lasertec Corp.	100	30,646
Lawson, Inc.	200	9,466
Lixil Corp.	400	10,647
M3, Inc.	400	20,122
Makita Corp.	100	4,240
Marubeni Corp.	2,100	20,416
Mazda Motor Corp.	900	6,917
McDonald's Holdings Co. Japan, Ltd.	400	17,681
Medipal Holdings Corp.	700	13,100
MEIJI Holdings Co., Ltd.	300	17,872
MISUMI Group, Inc.	200	8,198
Mitsubishi Chemical Holdings Corp.	1,500	11,098
Mitsubishi Corp.	2,200	69,770
Mitsubishi Electric Corp.	800	10,132
Mitsubishi Estate Co., Ltd.	100	1,385
Mitsubishi Gas Chemical Co., Inc.	100	1,692
Mitsubishi Heavy Industries, Ltd.	300	6,927
Mitsubishi UFJ Financial Group, Inc.	17,300	93,880
Mitsui & Co., Ltd.	1,500	35,476
Mitsui Chemicals, Inc.	300	8,050
Mitsui Fudosan Co., Ltd.	400	7,915
Mizuho Financial Group, Inc.	8,340	105,957
MonotaRO Co., Ltd.	1,100	19,802
MS&AD Insurance Group Holdings, Inc.	400	12,328
Murata Manufacturing Co., Ltd.	200	15,904
NEC Corp.	1,000	46,112
Nexon Co., Ltd.	1,200	23,176
Nidec Corp.	100	11,741
Nihon M&A Center Holdings, Inc.	200	4,899
Nintendo Co., Ltd.	200	93,179
Nippon Building Fund, Inc. REIT	1	5,818
Nippon Express Co., Ltd.	100	5,918
Nippon Paint Holdings Co., Ltd.	1,600	17,423
Nippon Prologis REIT, Inc. (b)	13	45,947
Nippon Shinyaku Co., Ltd.	100	6,956
Nippon Steel Corp.	1,200	19,575
Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	6,100	$166,862
Nippon Yusen KK	200	15,214
Nissan Chemical Corp.	100	5,801
Nissan Motor Co., Ltd. (b)	4,100	19,789
Nisshin Seifun Group, Inc.	300	4,319
Nissin Foods Holdings Co., Ltd.	100	7,286
Nitori Holdings Co., Ltd.	400	59,832
Nitto Denko Corp.	100	7,720
Nomura Holdings, Inc.	3,000	13,070
Nomura Real Estate Holdings, Inc.	200	4,597
Nomura Real Estate Master Fund, Inc. REIT (b)	1	1,405
Nomura Research Institute, Ltd.	500	21,428
NTT Data Corp.	2,000	42,829
Obic Co., Ltd.	400	75,029
Odakyu Electric Railway Co., Ltd.	900	16,694
Oji Holdings Corp.	1,900	9,190
Olympus Corp.	100	2,301
Omron Corp.	100	9,952
Ono Pharmaceutical Co., Ltd.	400	9,921
Oracle Corp. Japan	200	15,180
Oriental Land Co., Ltd.	500	84,213
ORIX Corp.	1,400	28,540
Osaka Gas Co., Ltd.	800	13,207
Otsuka Corp.	700	33,372
Otsuka Holdings Co., Ltd.	100	3,620
Pan Pacific International Holdings Corp.	1,300	17,916
Panasonic Corp.	1,800	19,773
Rakuten Group, Inc. (a)	400	4,009
Recruit Holdings Co., Ltd.	398	24,097
Resona Holdings, Inc.	3,200	12,433
Ricoh Co., Ltd.	100	930
Rinnai Corp.	200	18,028
Ryohin Keikaku Co., Ltd.	200	3,046
Santen Pharmaceutical Co., Ltd.	800	9,775
SBI Holdings, Inc.	100	2,722
SCSK Corp.	300	5,963
Secom Co., Ltd.	600	41,610
Seiko Epson Corp.	100	1,798
Sekisui Chemical Co., Ltd.	100	1,669
Sekisui House, Ltd.	600	12,864
Seven & i Holdings Co., Ltd.	800	35,125
SG Holdings Co., Ltd.	1,100	25,724
Shimadzu Corp.	400	16,864
Shimano, Inc. (a)	200	53,250
Shin-Etsu Chemical Co., Ltd.	100	17,298
Shionogi & Co., Ltd.	200	14,111
Shiseido Co., Ltd.	100	5,570
Shizuoka Bank, Ltd.	900	6,424
Softbank Corp.	11,200	141,465
SoftBank Group Corp.	700	33,032
Sohgo Security Services Co., Ltd.	200	7,937

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Sompo Holdings, Inc.	300	$12,659
Sony Group Corp.	600	75,420
Subaru Corp.	500	8,931
Sumitomo Chemical Co., Ltd.	2,600	12,237
Sumitomo Corp.	400	5,907
Sumitomo Dainippon Pharma Co., Ltd.	300	3,452
Sumitomo Electric Industries, Ltd.	500	6,511
Sumitomo Metal Mining Co., Ltd.	100	3,778
Sumitomo Mitsui Financial Group, Inc.	2,200	75,330
Sumitomo Mitsui Trust Holdings, Inc.	300	10,012
Suntory Beverage & Food, Ltd.	500	18,063
Suzuki Motor Corp.	200	7,692
Sysmex Corp.	500	67,518
T&D Holdings, Inc.	1,000	12,783
Taisei Corp.	100	3,035
Takeda Pharmaceutical Co., Ltd.	668	18,197
TDK Corp.	300	11,697
Terumo Corp.	200	8,441
TIS, Inc.	400	11,897
Toho Co., Ltd.	700	29,938
Tokio Marine Holdings, Inc.	600	33,305
Tokyo Electric Power Co. Holdings, Inc. (b)	9,500	24,502
Tokyo Electron, Ltd.	200	115,114
Tokyo Gas Co., Ltd.	700	12,534
Tokyu Corp.	700	9,288
TOPPAN, INC.	400	7,489
Toray Industries, Inc.	1,400	8,289
Toshiba Corp.	200	8,215
Tosoh Corp.	300	4,444
Toyo Suisan Kaisha, Ltd.	400	16,934
Toyota Industries Corp.	100	7,981
Toyota Motor Corp.	8,000	146,272
Toyota Tsusho Corp.	300	13,808
Trend Micro, Inc.	300	16,647
Tsuruha Holdings, Inc.	200	19,174
Unicharm Corp.	200	8,682
USS Co., Ltd.	100	1,560
Welcia Holdings Co., Ltd.	600	18,705
West Japan Railway Co.	100	4,177
Yakult Honsha Co., Ltd.	100	5,210
Yamaha Motor Co., Ltd. (a)	200	4,792
Yamato Holdings Co., Ltd.	200	4,695
Z Holdings Corp.	1,100	6,375
ZOZO, Inc.	100	3,118
		4,691,823
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	204	6,131
LUXEMBOURG — 0.1%
ArcelorMittal SA	921	29,478
Security Description	Shares	Value
Eurofins Scientific SE	298	$36,871
		66,349
MACAU — 0.0% (c)
Galaxy Entertainment Group, Ltd. (b)	1,000	5,182
Sands China, Ltd. (b)	1,600	3,727
		8,909
NETHERLANDS — 1.8%
ABN AMRO Bank NV (d)	1,229	18,052
Adyen NV (b)(d)	23	60,459
Aegon NV	2,555	12,764
Akzo Nobel NV	20	2,195
ASM International NV	32	14,145
ASML Holding NV	516	414,688
EXOR NV	142	12,751
Heineken Holding NV	6	554
Heineken NV	64	7,195
ING Groep NV	4,660	64,875
Koninklijke Ahold Delhaize NV	3,013	103,254
Koninklijke DSM NV	50	11,258
Koninklijke KPN NV	9,660	29,990
Koninklijke Philips NV	105	3,912
NN Group NV	185	10,016
Randstad NV	76	5,189
Royal Dutch Shell PLC Class A	5,597	122,946
Royal Dutch Shell PLC Class B	1,786	39,247
Universal Music Group NV	203	5,720
Wolters Kluwer NV	358	42,177
		981,387
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd. (b)	1,128	5,947
Fisher & Paykel Healthcare Corp., Ltd.	861	19,311
Ryman Healthcare, Ltd.	27	226
Spark New Zealand, Ltd.	8,516	26,354
		51,838
NORWAY — 0.2%
DNB Bank ASA	788	18,051
Equinor ASA	285	7,624
Gjensidige Forsikring ASA	454	11,018
Mowi ASA	197	4,662
Norsk Hydro ASA	426	3,358
Orkla ASA	1,168	11,704
Telenor ASA	3,749	58,924
		115,341
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	629	3,456
Galp Energia SGPS SA	560	5,426
Jeronimo Martins SGPS SA	450	10,286
		19,168

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
RUSSIA — 0.0% (c)
Coca-Cola HBC AG (b)	141	$4,880
Evraz PLC	1,457	11,872
		16,752
SINGAPORE — 0.6%
Ascendas Real Estate Investment Trust	4,100	8,972
CapitaLand Integrated Commercial Trust REIT	5,032	7,614
Capitaland Investment, Ltd. (b)	3,000	7,588
DBS Group Holdings, Ltd.	1,721	41,693
Keppel Corp., Ltd.	1,200	4,557
Mapletree Commercial Trust REIT	4,000	5,934
Mapletree Logistics Trust REIT	4,251	5,991
Oversea-Chinese Banking Corp., Ltd.	5,104	43,160
Singapore Airlines, Ltd. (a)(b)	2,650	9,809
Singapore Exchange, Ltd.	6,600	45,529
Singapore Technologies Engineering, Ltd.	2,500	6,972
Singapore Telecommunications, Ltd.	45,942	79,060
STMicroelectronics NV	130	6,412
United Overseas Bank, Ltd.	1,000	19,953
UOL Group, Ltd.	1,200	6,311
Venture Corp., Ltd.	400	5,433
		304,988
SOUTH AFRICA — 0.1%
Anglo American PLC	1,900	77,615
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	489	13,107
Aena SME SA (b)(d)	4	631
Amadeus IT Group SA (b)	201	13,632
Banco Bilbao Vizcaya Argentaria SA	8,165	48,748
Banco Santander SA	19,780	66,143
CaixaBank SA	6,205	17,034
Enagas SA	217	5,034
Endesa SA (a)	330	7,581
Ferrovial SA	163	5,109
Grifols SA	160	3,071
Iberdrola SA	2,928	34,662
Industria de Diseno Textil SA	877	28,454
Red Electrica Corp. SA (a)	29	627
Repsol SA	1,786	21,196
Telefonica SA (a)	8,240	36,096
		301,125
SWEDEN — 0.9%
Assa Abloy AB Class B	181	5,522
Atlas Copco AB Class A	938	64,834
Atlas Copco AB Class B	547	32,154
Boliden AB (b)	330	12,757
Security Description	Shares	Value
Electrolux AB Class B (a)(b)	270	$6,546
Epiroc AB Class A	938	23,746
Epiroc AB Class B	220	4,658
Essity AB Class B	495	16,150
Evolution AB (d)	131	18,610
H & M Hennes & Mauritz AB Class B (a)	488	9,598
Hexagon AB Class B	693	10,995
Husqvarna AB Class B	354	5,664
Industrivarden AB Class A	13	414
Industrivarden AB Class C	294	9,225
Investor AB Class B	1,532	38,538
Kinnevik AB Class B (b)	148	5,276
Lundin Energy AB	171	6,129
Nibe Industrier AB Class B	1,029	15,542
Sandvik AB	1,230	34,317
Skandinaviska Enskilda Banken AB Class A	305	4,240
Skanska AB Class B	330	8,536
SKF AB Class B	319	7,558
Svenska Handelsbanken AB Class A	901	9,739
Swedbank AB Class A	977	19,650
Swedish Match AB	721	5,735
Tele2 AB Class B	734	10,466
Telefonaktiebolaget LM Ericsson Class B	4,742	52,265
Telia Co. AB	4,861	19,009
Volvo AB Class B	674	15,607
		473,480
SWITZERLAND — 5.5%
ABB, Ltd.	244	9,346
Adecco Group AG	118	6,035
Alcon, Inc.	180	15,950
Baloise Holding AG	14	2,291
Barry Callebaut AG	2	4,864
Chocoladefabriken Lindt & Spruengli AG	4	55,446
Cie Financiere Richemont SA	109	16,383
Credit Suisse Group AG	3,358	32,697
EMS-Chemie Holding AG	47	52,666
Geberit AG	56	45,801
Givaudan SA	33	173,557
Holcim, Ltd. (b)	299	15,263
Julius Baer Group, Ltd.	65	4,365
Kuehne + Nagel International AG	377	121,812
Logitech International SA	996	84,039
Lonza Group AG	15	12,538
Nestle SA	5,245	733,604
Novartis AG	3,717	327,499
Partners Group Holding AG	55	91,299
Roche Holding AG Bearer Shares (e)	14	6,281
Roche Holding AG (e)	1,762	733,111
Schindler Holding AG (e)	279	75,174
Schindler Holding AG (e)	133	35,675

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SGS SA	11	$36,785
Sika AG	31	12,936
Sonova Holding AG	99	38,876
Straumann Holding AG	9	19,133
Swatch Group AG	32	9,799
Swiss Life Holding AG	22	13,497
Swiss Prime Site AG	353	34,732
Swisscom AG	188	106,179
Temenos AG	78	10,791
UBS Group AG	2,804	50,531
Zurich Insurance Group AG	126	55,370
		3,044,325
UNITED KINGDOM — 3.1%
3i Group PLC	997	19,567
Admiral Group PLC	1,021	43,658
Ashtead Group PLC	198	15,935
Associated British Foods PLC	157	4,270
AstraZeneca PLC ADR	30	1,748
AstraZeneca PLC	428	50,307
Auto Trader Group PLC (d)	109	1,093
Aviva PLC	2,606	14,486
BAE Systems PLC	1,999	14,886
Barclays PLC	18,045	45,705
Barratt Developments PLC	614	6,221
Berkeley Group Holdings PLC (b)	96	6,209
BP PLC	21,752	97,372
British American Tobacco PLC ADR	1,032	38,607
British American Tobacco PLC	445	16,476
BT Group PLC	10,242	23,520
Bunzl PLC	394	15,396
Burberry Group PLC	211	5,194
CK Hutchison Holdings, Ltd.	5,500	35,485
CNH Industrial NV	842	16,345
Coca-Cola European Partners PLC	15	839
Compass Group PLC	1,108	24,777
Croda International PLC	214	29,333
DCC PLC	21	1,721
Diageo PLC	169	9,238
Experian PLC	446	21,940
GlaxoSmithKline PLC	6,613	143,903
Halma PLC	468	20,284
Hargreaves Lansdown PLC	185	3,395
HSBC Holdings PLC (b)	21,545	130,923
Imperial Brands PLC	2,015	44,118
Informa PLC (b)	664	4,646
Intertek Group PLC	201	15,327
J Sainsbury PLC	2,851	10,650
JD Sports Fashion PLC (b)	2,040	6,018
Johnson Matthey PLC	169	4,683
Just Eat Takeaway.com NV (b)(d)	56	3,087
Kingfisher PLC	2,033	9,315
Security Description	Shares	Value
Land Securities Group PLC REIT	534	$5,616
Legal & General Group PLC	2,824	11,379
Liberty Global PLC Class C (b)	334	9,382
Linde PLC	60	20,786
Lloyds Banking Group PLC	73,696	47,713
London Stock Exchange Group PLC	52	4,881
M&G PLC	5,531	14,945
Melrose Industries PLC	3,364	7,286
National Grid PLC	2,132	30,604
Natwest Group PLC	5,443	16,639
Next PLC	66	7,286
Ocado Group PLC (b)	74	1,682
Pearson PLC	199	1,653
Persimmon PLC	422	16,324
Prudential PLC	3,593	62,024
Reckitt Benckiser Group PLC	746	64,081
RELX PLC	1,065	34,649
Rentokil Initial PLC	739	5,845
Rolls-Royce Holdings PLC (b)	1,266	2,107
Sage Group PLC	1,157	13,361
Schroders PLC	101	4,870
Severn Trent PLC	387	15,447
Smith & Nephew PLC	199	3,486
Spirax-Sarco Engineering PLC	94	20,435
SSE PLC	509	11,368
St James's Place PLC	749	17,079
Standard Chartered PLC	4,852	29,468
Taylor Wimpey PLC	1,222	2,905
Tesco PLC	3,081	12,098
Unilever PLC	3,013	161,014
United Utilities Group PLC	598	8,820
Vodafone Group PLC	39,231	59,651
Whitbread PLC (b)	41	1,663
WPP PLC	459	6,960
		1,690,184
UNITED STATES — 64.0%
3M Co.	617	109,598
A.O. Smith Corp.	171	14,680
Abbott Laboratories	311	43,770
AbbVie, Inc.	368	49,827
ABIOMED, Inc. (b)	80	28,734
Accenture PLC Class A	1,202	498,289
Activision Blizzard, Inc.	1,389	92,410
Adobe, Inc. (b)	889	504,116
Advance Auto Parts, Inc.	34	8,156
Advanced Micro Devices, Inc. (b)	1,260	181,314
AES Corp.	250	6,075
Aflac, Inc.	674	39,355
Agilent Technologies, Inc.	285	45,500
AGNC Investment Corp. REIT	179	2,692
Air Products & Chemicals, Inc.	30	9,128
Akamai Technologies, Inc. (b)	634	74,203
Albemarle Corp.	20	4,675
Align Technology, Inc. (b)	90	59,146

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Alleghany Corp. (b)	29	$19,360
Allegion PLC	86	11,390
Alliant Energy Corp.	215	13,216
Allstate Corp.	838	98,591
Ally Financial, Inc.	425	20,234
Alphabet, Inc. Class A (b)	174	504,085
Alphabet, Inc. Class C (b)	230	665,526
Altria Group, Inc.	777	36,822
Amazon.com, Inc. (b)	75	250,075
Amcor PLC	706	8,480
AMERCO	50	36,311
Ameren Corp.	483	42,992
American Electric Power Co., Inc.	734	65,304
American Express Co.	151	24,704
American Financial Group, Inc.	123	16,890
American International Group, Inc.	470	26,724
American Tower Corp. REIT	65	19,012
American Water Works Co., Inc.	214	40,416
Ameriprise Financial, Inc.	135	40,724
AmerisourceBergen Corp.	604	80,266
Amgen, Inc.	314	70,641
Amphenol Corp. Class A	1,648	144,134
Analog Devices, Inc.	202	35,506
Annaly Capital Management, Inc. REIT	452	3,535
Anthem, Inc.	135	62,578
Aon PLC Class A	480	144,269
Apple, Inc.	7,614	1,352,018
Applied Materials, Inc.	1,087	171,050
Aptiv PLC (b)	128	21,114
Aramark	90	3,316
Arch Capital Group, Ltd. (b)	402	17,869
Archer-Daniels-Midland Co.	318	21,494
Arista Networks, Inc. (b)	284	40,825
Arrow Electronics, Inc. (b)	119	15,978
Arthur J Gallagher & Co.	251	42,587
AT&T, Inc.	9,394	231,092
Athene Holding, Ltd. Class A (b)	210	17,499
Atmos Energy Corp.	60	6,286
Autodesk, Inc. (b)	20	5,624
Automatic Data Processing, Inc.	968	238,689
AutoZone, Inc. (b)	45	94,338
AvalonBay Communities, Inc. REIT	39	9,851
Avery Dennison Corp.	125	27,071
Baker Hughes Co.	719	17,299
Ball Corp.	50	4,813
Bank of America Corp.	4,828	214,798
Bank of New York Mellon Corp.	468	27,181
Bausch Health Cos., Inc. (b)	91	2,517
Baxter International, Inc.	759	65,153
Becton Dickinson and Co.	229	57,589
Bentley Systems, Inc. Class B	60	2,900
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (b)	980	$293,020
Best Buy Co., Inc.	395	40,132
Biogen, Inc. (b)	223	53,502
BioMarin Pharmaceutical, Inc. (b)	620	54,777
Bio-Rad Laboratories, Inc. Class A (b)	50	37,778
Black Knight, Inc. (b)	1,002	83,056
BlackRock, Inc.	165	151,067
Blackstone, Inc.	716	92,643
Boeing Co. (b)	89	17,917
Booking Holdings, Inc. (b)	14	33,589
Booz Allen Hamilton Holding Corp.	630	53,418
BorgWarner, Inc.	214	9,645
Boston Scientific Corp. (b)	230	9,770
Bristol-Myers Squibb Co.	772	48,134
Broadcom, Inc.	59	39,259
Broadridge Financial Solutions, Inc.	508	92,873
Brown & Brown, Inc.	1,168	82,087
Brown-Forman Corp. Class B	389	28,343
Bunge, Ltd.	74	6,909
Burlington Stores, Inc. (b)	25	7,288
C.H. Robinson Worldwide, Inc.	992	106,769
Cadence Design Systems, Inc. (b)	378	70,440
Camden Property Trust REIT	60	10,721
Campbell Soup Co.	730	31,726
Capital One Financial Corp.	264	38,304
Cardinal Health, Inc.	670	34,498
CarMax, Inc. (b)	25	3,256
Carnival Corp. (b)	429	8,631
Carrier Global Corp.	31	1,681
Caterpillar, Inc.	156	32,251
Cboe Global Markets, Inc.	554	72,242
CBRE Group, Inc. Class A (b)	203	22,028
CDW Corp.	40	8,191
Celanese Corp.	144	24,201
Centene Corp. (b)	331	27,274
CenterPoint Energy, Inc.	70	1,954
Cerner Corp.	109	10,123
CF Industries Holdings, Inc.	90	6,370
Charles Schwab Corp.	480	40,368
Charter Communications, Inc. Class A (b)	91	59,329
Cheniere Energy, Inc.	120	12,170
Chevron Corp.	663	77,803
Chubb, Ltd.	273	52,774
Church & Dwight Co., Inc.	1,104	113,160
Cigna Corp.	235	53,963
Cincinnati Financial Corp.	134	15,267
Cintas Corp.	124	54,953
Cisco Systems, Inc.	7,617	482,689
Citigroup, Inc.	2,371	143,185
Citizens Financial Group, Inc.	519	24,523

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Citrix Systems, Inc.	739	$69,902
Clorox Co.	595	103,744
Cloudflare, Inc. Class A (b)	100	13,150
CME Group, Inc.	368	84,073
CMS Energy Corp.	413	26,866
Coca-Cola Co.	4,451	263,544
Cognex Corp.	171	13,297
Cognizant Technology Solutions Corp. Class A	937	83,131
Coinbase Global, Inc. Class A (b)	60	15,142
Colgate-Palmolive Co.	708	60,421
Comcast Corp. Class A	2,780	139,917
Conagra Brands, Inc.	211	7,206
ConocoPhillips	616	44,463
Consolidated Edison, Inc.	2,291	195,468
Constellation Brands, Inc. Class A	16	4,016
Cooper Cos., Inc.	100	41,894
Copart, Inc. (b)	251	38,057
Corning, Inc.	329	12,249
Corteva, Inc.	409	19,338
Costco Wholesale Corp.	599	340,052
Coterra Energy, Inc.	490	9,310
Crown Castle International Corp. REIT	454	94,768
CSX Corp.	600	22,560
Cummins, Inc.	159	34,684
CVS Health Corp.	919	94,804
D.R. Horton, Inc.	369	40,018
Danaher Corp.	384	126,340
Darden Restaurants, Inc.	81	12,202
DaVita, Inc. (b)	94	10,693
Deere & Co.	95	32,575
Dell Technologies, Inc. Class C (b)	89	4,999
Delta Air Lines, Inc. (b)	240	9,379
Devon Energy Corp.	110	4,845
Digital Realty Trust, Inc. REIT	30	5,306
Discover Financial Services	134	15,485
Discovery, Inc. Class A (b)	164	3,861
Discovery, Inc. Class C (b)	455	10,419
DISH Network Corp. Class A (b)	115	3,731
Dollar General Corp.	794	187,249
Dollar Tree, Inc. (b)	225	31,617
Dominion Energy, Inc.	1,553	122,004
Domino's Pizza, Inc.	140	79,006
Dover Corp.	75	13,620
Dow, Inc.	249	14,123
DTE Energy Co.	136	16,257
Duke Energy Corp.	1,429	149,902
Duke Realty Corp. REIT	378	24,812
DuPont de Nemours, Inc.	227	18,337
Eastman Chemical Co.	25	3,023
Eaton Corp. PLC	150	25,923
eBay, Inc.	293	19,484
Ecolab, Inc.	49	11,495
Security Description	Shares	Value
Edison International	220	$15,015
Edwards Lifesciences Corp. (b)	630	81,616
Elanco Animal Health, Inc. (b)	100	2,838
Electronic Arts, Inc.	860	113,434
Eli Lilly & Co.	1,245	343,894
Emerson Electric Co.	790	73,446
Entergy Corp.	108	12,166
EOG Resources, Inc.	275	24,428
Equinix, Inc. REIT	10	8,458
Equitable Holdings, Inc.	170	5,574
Equity LifeStyle Properties, Inc. REIT	96	8,415
Equity Residential REIT	270	24,435
Erie Indemnity Co. Class A	196	37,761
Essential Utilities, Inc.	110	5,906
Essex Property Trust, Inc. REIT	25	8,806
Estee Lauder Cos., Inc. Class A	260	96,252
Etsy, Inc. (b)	110	24,083
Everest Re Group, Ltd.	56	15,340
Evergy, Inc.	424	29,091
Eversource Energy	423	38,485
Exact Sciences Corp. (b)	10	778
Exelon Corp.	435	25,126
Expedia Group, Inc. (b)	10	1,807
Expeditors International of Washington, Inc.	1,045	140,333
Extra Space Storage, Inc. REIT	69	15,644
Exxon Mobil Corp.	2,059	125,990
F5, Inc. (b)	226	55,304
FactSet Research Systems, Inc.	36	17,496
Fair Isaac Corp. (b)	6	2,602
Fastenal Co.	829	53,106
FedEx Corp.	119	30,778
Ferguson PLC	318	56,445
Fidelity National Financial, Inc.	464	24,212
Fidelity National Information Services, Inc.	513	55,994
Fifth Third Bancorp	507	22,080
First Republic Bank	34	7,021
FirstEnergy Corp.	249	10,356
Fiserv, Inc. (b)	669	69,436
FleetCor Technologies, Inc. (b)	19	4,253
FMC Corp.	50	5,494
Ford Motor Co.	3,125	64,906
Fortinet, Inc. (b)	144	51,754
Fortive Corp.	1	76
Fortune Brands Home & Security, Inc.	100	10,690
Fox Corp. Class A	35	1,291
Fox Corp. Class B	160	5,483
Franklin Resources, Inc.	158	5,291
Freeport-McMoRan, Inc.	199	8,304
Garmin, Ltd.	125	17,021
Generac Holdings, Inc. (b)	60	21,115
General Dynamics Corp.	239	49,824
General Electric Co.	273	25,790

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	525	$35,374
General Motors Co. (b)	1,276	74,812
Genuine Parts Co.	125	17,525
Gilead Sciences, Inc.	3,022	219,427
Global Payments, Inc.	90	12,166
Goldman Sachs Group, Inc.	190	72,684
Halliburton Co.	508	11,618
Hartford Financial Services Group, Inc.	349	24,095
Hasbro, Inc.	49	4,987
HCA Healthcare, Inc.	104	26,720
Healthpeak Properties, Inc. REIT	124	4,475
HEICO Corp.	96	13,845
Henry Schein, Inc. (b)	299	23,181
Hershey Co.	908	175,671
Hess Corp.	15	1,110
Hewlett Packard Enterprise Co.	978	15,423
Hologic, Inc. (b)	210	16,078
Home Depot, Inc.	398	165,174
Honeywell International, Inc.	832	173,480
Horizon Therapeutics Plc (b)	450	48,492
Hormel Foods Corp.	2,157	105,283
Howmet Aerospace, Inc.	95	3,024
HP, Inc.	524	19,739
Humana, Inc.	65	30,151
Huntington Bancshares, Inc.	637	9,823
Huntington Ingalls Industries, Inc.	44	8,217
IDEX Corp.	125	29,540
IDEXX Laboratories, Inc. (b)	100	65,846
Illinois Tool Works, Inc.	308	76,014
Illumina, Inc. (b)	19	7,228
Incyte Corp. (b)	184	13,506
Intel Corp.	6,035	310,802
Intercontinental Exchange, Inc.	519	70,984
International Business Machines Corp.	587	78,458
International Flavors & Fragrances, Inc.	73	10,997
International Paper Co.	241	11,322
Interpublic Group of Cos., Inc.	319	11,947
Intuit, Inc.	333	214,192
Intuitive Surgical, Inc. (b)	342	122,881
Invesco, Ltd.	560	12,891
J.M. Smucker Co.	344	46,722
Jack Henry & Associates, Inc.	440	73,476
James Hardie Industries PLC CDI	136	5,468
Jazz Pharmaceuticals PLC (b)	30	3,822
JB Hunt Transport Services, Inc.	79	16,148
Johnson & Johnson	4,511	771,697
Johnson Controls International PLC	313	25,450
JPMorgan Chase & Co.	1,706	270,145
Juniper Networks, Inc.	1,188	42,423
Kellogg Co.	1,098	70,733
KeyCorp.	757	17,509
Security Description	Shares	Value
Keysight Technologies, Inc. (b)	898	$185,446
Kimberly-Clark Corp.	433	61,884
Kinder Morgan, Inc.	589	9,342
KKR & Co., Inc.	150	11,175
KLA Corp.	216	92,904
Knight-Swift Transportation Holdings, Inc.	110	6,703
Kraft Heinz Co.	438	15,724
Kroger Co.	5,079	229,876
L3Harris Technologies, Inc.	65	13,861
Laboratory Corp. of America Holdings (b)	70	21,995
Lam Research Corp.	189	135,919
Las Vegas Sands Corp. (b)	155	5,834
Lear Corp.	55	10,062
Lennar Corp. Class A	125	14,520
Liberty Broadband Corp. Class A (b)	40	6,436
Liberty Broadband Corp. Class C (b)	599	96,499
Lincoln National Corp.	145	9,898
LKQ Corp.	131	7,864
Lockheed Martin Corp.	321	114,087
Loews Corp.	79	4,563
Lowe's Cos., Inc.	166	42,908
Lululemon Athletica, Inc. (b)	136	53,237
Lumen Technologies, Inc.	973	12,211
LyondellBasell Industries NV Class A	409	37,722
M&T Bank Corp.	115	17,662
Marathon Petroleum Corp.	530	33,915
Markel Corp. (b)	31	38,254
MarketAxess Holdings, Inc.	90	37,014
Marsh & McLennan Cos., Inc.	839	145,835
Martin Marietta Materials, Inc.	10	4,405
Masimo Corp. (b)	140	40,989
Mastercard, Inc. Class A	988	355,008
McCormick & Co., Inc.	790	76,322
McDonald's Corp.	594	159,234
McKesson Corp.	206	51,205
Medtronic PLC	695	71,898
Merck & Co., Inc.	5,321	407,801
Meta Platforms, Inc. Class A (b)	2,854	959,943
MetLife, Inc.	358	22,371
MGM Resorts International	94	4,219
Micron Technology, Inc.	644	59,989
Microsoft Corp.	3,716	1,249,765
Moderna, Inc. (b)	470	119,371
Mohawk Industries, Inc. (b)	50	9,109
Molina Healthcare, Inc. (b)	10	3,181
Molson Coors Beverage Co. Class B	100	4,635
Mondelez International, Inc. Class A	725	48,075
Monolithic Power Systems, Inc.	40	19,733
Monster Beverage Corp. (b)	458	43,986
Moody's Corp.	19	7,421

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Morgan Stanley	600	$58,896
Mosaic Co.	334	13,123
Motorola Solutions, Inc.	714	193,994
NetApp, Inc.	124	11,407
Netflix, Inc. (b)	176	106,029
Neurocrine Biosciences, Inc. (b)	350	29,809
Newell Brands, Inc.	165	3,604
Newmont Corp.	3,549	220,109
NextEra Energy, Inc.	3,010	281,014
NIKE, Inc. Class B	1,376	229,338
NiSource, Inc.	51	1,408
Nordson Corp.	40	10,211
Norfolk Southern Corp.	94	27,985
Northern Trust Corp.	60	7,177
Northrop Grumman Corp.	50	19,353
NRG Energy, Inc.	160	6,893
Nucor Corp.	314	35,843
NVIDIA Corp.	2,666	784,097
NVR, Inc. (b)	5	29,544
Occidental Petroleum Corp.	532	15,423
Old Dominion Freight Line, Inc.	126	45,156
Omnicom Group, Inc.	248	18,171
ONEOK, Inc.	100	5,876
Oracle Corp.	1,200	104,652
O'Reilly Automotive, Inc. (b)	99	69,917
Otis Worldwide Corp.	89	7,749
PACCAR, Inc.	110	9,709
Packaging Corp. of America	96	13,070
Palo Alto Networks, Inc. (b)	66	36,746
Parker-Hannifin Corp.	16	5,090
Paychex, Inc.	1,721	234,916
Paycom Software, Inc. (b)	64	26,572
PayPal Holdings, Inc. (b)	965	181,980
Pentair PLC	121	8,837
PepsiCo, Inc.	1,846	320,669
PerkinElmer, Inc.	40	8,042
Pfizer, Inc.	3,403	200,947
PG&E Corp. (b)	1,310	15,903
Philip Morris International, Inc.	350	33,250
Phillips 66	379	27,462
Pioneer Natural Resources Co.	36	6,548
PNC Financial Services Group, Inc.	230	46,120
Pool Corp.	50	28,300
PPG Industries, Inc.	220	37,937
PPL Corp.	408	12,264
Principal Financial Group, Inc.	89	6,437
Procter & Gamble Co.	1,517	248,151
Progressive Corp.	1,524	156,439
Prologis, Inc. REIT	119	20,035
Prudential Financial, Inc.	134	14,504
Public Service Enterprise Group, Inc.	140	9,342
Public Storage REIT	623	233,351
PulteGroup, Inc.	280	16,005
QIAGEN NV (b)	780	43,455
Security Description	Shares	Value
QUALCOMM, Inc.	1,075	$196,585
Quest Diagnostics, Inc.	165	28,547
Raymond James Financial, Inc.	112	11,245
Raytheon Technologies Corp.	509	43,805
Realty Income Corp. REIT	146	10,452
Regeneron Pharmaceuticals, Inc. (b)	484	305,656
Regions Financial Corp.	792	17,266
Republic Services, Inc.	1,421	198,158
ResMed, Inc.	176	45,844
Rivian Automotive, Inc. Class A (b)	50	5,184
Robert Half International, Inc.	166	18,512
Rockwell Automation, Inc.	116	40,467
Rollins, Inc.	727	24,871
Roper Technologies, Inc.	10	4,919
Ross Stores, Inc.	318	36,341
Royal Caribbean Cruises, Ltd. (b)	101	7,767
salesforce.com, Inc. (b)	80	20,330
SBA Communications Corp. REIT	40	15,561
Schlumberger NV	1,328	39,774
Schneider Electric SE	160	31,379
Seagate Technology Holdings PLC	169	19,094
Seagen, Inc. (b)	520	80,392
SEI Investments Co.	154	9,385
Sempra Energy	105	13,889
Sherwin-Williams Co.	250	88,040
Simon Property Group, Inc. REIT	105	16,776
Sirius XM Holdings, Inc. (a)	1,702	10,808
Skyworks Solutions, Inc.	204	31,649
Snap-on, Inc.	95	20,461
Southern Co.	2,702	185,303
Southwest Airlines Co. (b)	60	2,570
Stanley Black & Decker, Inc.	164	30,934
Starbucks Corp.	620	72,521
State Street Corp.	146	13,578
Steel Dynamics, Inc.	224	13,904
Stellantis NV (e)	1,720	32,622
Stellantis NV (e)	678	12,865
Stryker Corp.	111	29,684
SVB Financial Group (b)	66	44,764
Swiss Re AG	160	15,850
Synchrony Financial	203	9,417
Sysco Corp.	193	15,160
T Rowe Price Group, Inc.	338	66,464
Take-Two Interactive Software, Inc. (b)	584	103,788
Target Corp.	1,160	268,470
TE Connectivity, Ltd.	178	28,719
Teladoc Health, Inc. (b)	40	3,673
Tenaris SA	857	8,976
Teradyne, Inc.	284	46,443
Tesla, Inc. (b)	10	10,568
Texas Instruments, Inc.	1,561	294,202

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Textron, Inc.	80	$6,176
Thermo Fisher Scientific, Inc.	66	44,038
TJX Cos., Inc.	1,191	90,421
T-Mobile US, Inc. (b)	1,614	187,192
Tractor Supply Co.	136	32,450
Tradeweb Markets, Inc. Class A	590	59,083
Trane Technologies PLC	190	38,386
Travelers Cos., Inc.	415	64,918
Truist Financial Corp.	669	39,170
Tyler Technologies, Inc. (b)	240	129,108
Tyson Foods, Inc. Class A	185	16,125
Uber Technologies, Inc. (b)	30	1,258
UDR, Inc. REIT	166	9,958
UGI Corp.	5	230
Ulta Beauty, Inc. (b)	44	18,143
Union Pacific Corp.	792	199,529
United Parcel Service, Inc. Class B	120	25,721
United Rentals, Inc. (b)	34	11,298
UnitedHealth Group, Inc.	1,197	601,062
Universal Health Services, Inc. Class B	89	11,540
US Bancorp	657	36,904
Valero Energy Corp.	360	27,040
Veeva Systems, Inc. Class A (b)	130	33,212
Ventas, Inc. REIT	109	5,572
VeriSign, Inc. (b)	409	103,812
Verizon Communications, Inc.	7,675	398,793
Vertex Pharmaceuticals, Inc. (b)	884	194,126
VF Corp.	160	11,715
ViacomCBS, Inc. Class B	523	15,784
Viatris, Inc.	1,719	23,258
Visa, Inc. Class A	2,505	542,859
Vistra Corp.	300	6,831
VMware, Inc. Class A	129	14,949
Vulcan Materials Co.	10	2,076
W.W. Grainger, Inc.	90	46,642
Walmart, Inc.	1,962	283,882
Walgreens Boots Alliance, Inc.	749	39,068
Walt Disney Co. (b)	648	100,369
Waste Connections, Inc.	754	102,748
Waste Management, Inc.	1,776	296,414
Waters Corp. (b)	36	13,414
WEC Energy Group, Inc.	1,083	105,127
Wells Fargo & Co.	3,336	160,061
Welltower, Inc. REIT	99	8,491
West Pharmaceutical Services, Inc.	174	81,608
Western Digital Corp. (b)	99	6,456
Western Union Co.	2,738	48,846
Westrock Co.	185	8,207
Weyerhaeuser Co. REIT	70	2,883
Whirlpool Corp.	76	17,834
Williams Cos., Inc.	269	7,005
Willis Towers Watson PLC	75	17,812
WP Carey, Inc. REIT	84	6,892
Security Description	Shares	Value
WR Berkley Corp.	179	$14,748
Xcel Energy, Inc.	1,968	133,234
Xilinx, Inc.	284	60,217
Yum! Brands, Inc.	61	8,470
Zimmer Biomet Holdings, Inc.	60	7,622
Zoetis, Inc.	655	159,840
Zoom Video Communications, Inc. Class A (b)	140	25,747
		35,316,109
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd.	338	8,100
TOTAL COMMON STOCKS (Cost $40,340,358)		54,994,215

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g) (h)	34,802	34,805
State Street Navigator Securities Lending Portfolio II (g) (i)	194,982	194,982
TOTAL SHORT-TERM INVESTMENTS (Cost $229,787)		229,787
TOTAL INVESTMENTS — 100.1% (Cost $40,570,145)		55,224,002
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(28,489)
NET ASSETS — 100.0%		$55,195,513
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$54,994,215	$—	$—	$54,994,215
Short-Term Investments	229,787	—	—	229,787
TOTAL INVESTMENTS	$55,224,002	$—	$—	$55,224,002
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	22.6%
Health Care	15.4
Financials	13.1
Communication Services	10.3
Industrials	9.3
Consumer Staples	9.3
Consumer Discretionary	7.6
Materials	4.3
Utilities	4.0
Energy	2.0
Real Estate	1.8
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Corp.	146	$12,369	$—	$—	$—	$1,209	146	$13,578	$83
State Street Institutional Liquid Reserves Fund, Premier Class	72,351	72,365	592,134	629,690	(4)	—	34,802	34,805	8
State Street Navigator Securities Lending Portfolio II	589,880	589,880	991,297	1,386,195	—	—	194,982	194,982	642
Total		$674,614	$1,583,431	$2,015,885	$(4)	$1,209		$243,365	$733
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 1.1%
APA Group Stapled Security	425,897	$3,115,064
BELGIUM — 0.9%
Ageas SA/NV	48,430	2,508,647
CANADA — 25.5%
Atco, Ltd. Class I	94,184	3,183,831
Bank of Montreal	24,000	2,587,626
Bank of Nova Scotia	40,240	2,852,782
BCE, Inc.	83,253	4,337,474
Canadian Imperial Bank of Commerce (a)	26,056	3,041,568
Canadian Utilities, Ltd. Class A	129,644	3,765,695
Capital Power Corp.	120,561	3,766,249
Emera, Inc.	66,858	3,346,208
Great-West Lifeco, Inc.	101,488	3,049,903
IGM Financial, Inc.	100,163	3,617,493
Keyera Corp. (a)	240,610	5,434,512
Manulife Financial Corp.	110,302	2,105,357
Pembina Pipeline Corp. (a)	173,270	5,263,326
Power Corp. of Canada (a)	106,785	3,533,716
Royal Bank of Canada	20,905	2,221,823
Shaw Communications, Inc. Class B (a)	177,616	5,398,154
SmartCentres Real Estate Investment Trust	245,125	6,246,743
TC Energy Corp.	84,023	3,913,291
TELUS Corp.	140,607	3,316,061
Toronto-Dominion Bank	31,898	2,449,011
		73,430,823
CHINA — 4.1%
Beijing Enterprises Holdings, Ltd.	751,500	2,592,941
China Overseas Land & Investment, Ltd.	1,402,000	3,319,641
Guangdong Investment, Ltd.	1,354,000	1,721,091
Hengan International Group Co., Ltd.	403,000	2,075,401
Lenovo Group, Ltd. (a)	1,948,000	2,238,765
		11,947,839
FINLAND — 3.2%
Elisa Oyj	43,176	2,657,278
Fortum Oyj	131,393	4,032,848
UPM-Kymmene Oyj	67,769	2,578,658
		9,268,784
FRANCE — 1.7%
Bouygues SA	70,647	2,529,899
Sanofi	23,676	2,384,958
		4,914,857
GERMANY — 0.7%
Allianz SE	8,408	1,985,461
HONG KONG — 8.0%
CK Infrastructure Holdings, Ltd.	628,380	4,001,779
Security Description	Shares	Value
CLP Holdings, Ltd.	271,500	$2,742,407
Henderson Land Development Co., Ltd.	841,000	3,581,340
New World Development Co., Ltd.	692,500	2,740,226
Power Assets Holdings, Ltd.	738,195	4,601,705
Sino Land Co., Ltd.	2,320,000	2,889,473
Sun Hung Kai Properties, Ltd.	208,500	2,529,931
		23,086,861
JAPAN — 11.8%
Asahi Holdings, Inc.	132,200	2,353,437
Chugoku Electric Power Co., Inc.	196,500	1,588,654
Credit Saison Co., Ltd.	136,200	1,429,949
Electric Power Development Co., Ltd.	188,500	2,499,583
Japan Metropolitan Fund Invest REIT	3,108	2,674,680
Japan Tobacco, Inc. (a)	222,306	4,483,572
KDDI Corp.	75,800	2,213,014
Mitsubishi UFJ Financial Group, Inc.	500,300	2,714,927
MS&AD Insurance Group Holdings, Inc.	66,480	2,048,869
Nippon Telegraph & Telephone Corp.	85,700	2,344,275
Sankyo Co., Ltd.	115,200	2,982,165
SBI Holdings, Inc.	66,300	1,804,963
Sekisui House, Ltd.	116,600	2,499,982
Yokohama Rubber Co., Ltd. (a)	151,400	2,423,084
		34,061,154
MEXICO — 1.4%
Arca Continental SAB de CV	620,631	3,958,210
SINGAPORE — 0.8%
Singapore Technologies Engineering, Ltd.	794,700	2,216,424
SOUTH KOREA — 1.0%
KT&G Corp.	42,988	2,856,826
SPAIN — 2.0%
Enagas SA (a)	244,437	5,670,663
SWEDEN — 1.1%
JM AB	71,177	3,212,216
SWITZERLAND — 3.3%
Baloise Holding AG	9,867	1,614,630
Swiss Life Holding AG	4,332	2,657,727
Swisscom AG	5,144	2,905,232
Zurich Insurance Group AG	5,476	2,406,399
		9,583,988
UNITED ARAB EMIRATES — 1.8%
Emirates NBD Bank PJSC	519,791	1,917,526
First Abu Dhabi Bank PJSC	609,309	3,125,299
		5,042,825

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 8.0%
Ashmore Group PLC (a)	271,574	$1,070,395
BAE Systems PLC	420,427	3,130,822
GlaxoSmithKline PLC	187,963	4,090,187
IG Group Holdings PLC	173,253	1,907,806
Legal & General Group PLC	781,307	3,148,268
Moneysupermarket.com Group PLC	729,844	2,135,241
Phoenix Group Holdings PLC	306,439	2,711,148
Primary Health Properties PLC REIT	1,134,151	2,325,733
Tate & Lyle PLC	288,526	2,584,712
		23,104,312
UNITED STATES — 23.0%
AT&T, Inc.	148,102	3,643,309
B&G Foods, Inc.	137,171	4,215,265
Brandywine Realty Trust REIT	317,918	4,266,460
Comerica, Inc.	33,325	2,899,275
Exxon Mobil Corp.	100,958	6,177,620
FNB Corp.	202,495	2,456,264
H&R Block, Inc.	229,962	5,417,905
Highwoods Properties, Inc. REIT	70,859	3,159,603
Huntington Bancshares, Inc.	138,968	2,142,887
International Business Machines Corp.	23,676	3,164,534
Kyndryl Holdings, Inc. (b)	4,671	84,545
LTC Properties, Inc. REIT	85,633	2,923,511
Mercury General Corp.	38,634	2,049,920
People's United Financial, Inc.	165,648	2,951,847
Philip Morris International, Inc.	42,119	4,001,305
PPL Corp.	124,858	3,753,231
Provident Financial Services, Inc.	112,679	2,729,085
South Jersey Industries, Inc.	157,116	4,103,870
Universal Corp.	73,299	4,025,581
Security Description	Shares	Value
Unum Group	82,504	$2,027,123
		66,193,140
TOTAL COMMON STOCKS (Cost $283,377,202)		286,158,094

SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	192,206	192,226
State Street Navigator Securities Lending Portfolio II (e) (f)	16,555,783	16,555,783
TOTAL SHORT-TERM INVESTMENTS (Cost $16,748,009)		16,748,009
TOTAL INVESTMENTS — 105.2% (Cost $300,125,211)		302,906,103
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(14,865,607)
NET ASSETS — 100.0%		$288,040,496
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$286,158,094	$—	$—	$286,158,094
Short-Term Investments	16,748,009	—	—	16,748,009
TOTAL INVESTMENTS	$302,906,103	$—	$—	$302,906,103
Sector Breakdown as of December 31, 2021

% of Net Assets
Financials	26.3%
Utilities	18.9
Real Estate	12.7
Consumer Staples	9.8
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

% of Net Assets
Communication Services	9.3%
Energy	7.2
Consumer Discretionary	6.5
Industrials	2.8
Health Care	2.3
Information Technology	1.9
Materials	1.7
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	509,225	$509,327	$5,664,278	$5,981,379	$—	$—	192,206	$192,226	$30
State Street Navigator Securities Lending Portfolio II	20,255,614	20,255,614	52,793,113	56,492,944	—	—	16,555,783	16,555,783	17,210
Total		$20,764,941	$58,457,391	$62,474,323	$—	$—		$16,748,009	$17,240
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 2.4%
APA Group Stapled Security	1,326,556	$9,702,595
AusNet Services, Ltd.	2,808,925	5,248,529
		14,951,124
BELGIUM — 1.0%
Groupe Bruxelles Lambert SA	53,645	5,988,259
CANADA — 15.5%
Algonquin Power & Utilities Corp. (a)	425,581	6,155,536
Allied Properties Real Estate Investment Trust	99,790	3,472,090
BCE, Inc.	259,624	13,526,387
Canadian Utilities, Ltd. Class A	280,230	8,139,681
Capital Power Corp. (a)	146,497	4,576,473
Fortis, Inc. (a)	154,477	7,463,667
National Bank of Canada	93,718	7,155,258
Rogers Communications, Inc. Class B	135,089	6,441,365
Royal Bank of Canada	78,079	8,298,385
Sun Life Financial, Inc.	153,892	8,578,186
TC Energy Corp.	257,906	12,011,725
TELUS Corp.	458,986	10,824,679
		96,643,432
CHINA — 5.6%
Agricultural Bank of China, Ltd. Class H	17,242,000	5,926,986
CGN Power Co., Ltd. Class H (b)	12,787,000	3,887,125
China CITIC Bank Corp., Ltd. Class H	14,104,000	6,114,634
China Construction Bank Corp. Class H	6,435,000	4,457,114
China Resources Land, Ltd.	800,000	3,365,699
China Vanke Co., Ltd. Class H	1,277,700	2,972,882
Guangdong Investment, Ltd.	2,388,000	3,035,424
Industrial & Commercial Bank of China, Ltd. Class H	9,751,000	5,503,175
		35,263,039
FRANCE — 3.4%
Danone SA	115,961	7,198,828
Gecina SA REIT	42,404	5,926,461
Sanofi	80,447	8,103,680
		21,228,969
GERMANY — 7.2%
Grand City Properties SA	223,308	5,302,388
Henkel AG & Co. KGaA	58,526	4,572,380
LEG Immobilien SE	43,251	6,035,003
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,971	10,656,068
RWE AG	153,455	6,233,461
TAG Immobilien AG	225,844	6,320,580
Security Description	Shares	Value
Vonovia SE	101,724	$5,610,505
		44,730,385
HONG KONG — 1.9%
CLP Holdings, Ltd.	760,500	7,681,769
HKT Trust & HKT, Ltd. Stapled Security	3,071,000	4,128,122
		11,809,891
ITALY — 4.6%
Enel SpA	899,035	7,203,706
Italgas SpA	1,207,828	8,312,674
Terna - Rete Elettrica Nazionale (a)	1,053,938	8,526,400
UnipolSai Assicurazioni SpA	1,565,389	4,414,797
		28,457,577
JAPAN — 11.8%
Advance Residence Investment Corp. REIT	1,426	4,705,658
AEON REIT Investment Corp.	1,759	2,460,813
Chugoku Electric Power Co., Inc.	1,007,400	8,144,582
Daiwa House REIT Investment Corp.	1,910	5,780,339
Daiwa Securities Living Investments Corp. REIT	2,345	2,413,117
Japan Logistics Fund, Inc. REIT	912	2,823,394
Japan Real Estate Investment Corp. REIT	880	4,990,144
Kenedix Office Investment Corp. REIT	913	5,637,124
Mori Hills REIT Investment Corp.	1,825	2,473,905
MS&AD Insurance Group Holdings, Inc.	364,800	11,242,892
NH Foods, Ltd.	123,200	4,429,230
Nippon Accommodations Fund, Inc. REIT	666	3,834,467
Nippon Building Fund, Inc. REIT	844	4,910,599
Sekisui House REIT, Inc.	5,530	4,115,505
Toyota Motor Corp.	319,600	5,843,583
		73,805,352
MEXICO — 0.4%
Kimberly-Clark de Mexico SAB de CV Class A	1,834,281	2,779,431
NETHERLANDS — 2.7%
Koninklijke KPN NV (a)	3,573,589	11,094,405
Koninklijke Vopak NV	160,625	5,626,011
		16,720,416
NEW ZEALAND — 0.6%
Spark New Zealand, Ltd. (a)	1,291,512	3,996,737
NORWAY — 3.3%
Orkla ASA	788,416	7,899,985

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Telenor ASA	811,929	$12,761,344
		20,661,329
QATAR — 0.5%
Masraf Al Rayan QSC	2,395,544	3,052,822
RUSSIA — 0.4%
Inter Rao Use PJSC (c)	42,475,736	2,424,048
SINGAPORE — 1.1%
Singapore Technologies Engineering, Ltd.	2,459,600	6,859,842
SOUTH AFRICA — 1.3%
SPAR Group, Ltd.	342,267	3,583,939
Vodacom Group, Ltd.	570,552	4,812,513
		8,396,452
SOUTH KOREA — 0.5%
Samsung Card Co., Ltd. (c)	128,852	3,414,375
SPAIN — 4.6%
Endesa SA (a)	758,473	17,423,213
Red Electrica Corp. SA	521,722	11,287,573
		28,710,786
SWEDEN — 1.6%
Castellum AB	250,454	6,744,168
Wihlborgs Fastigheter AB	135,602	3,076,332
		9,820,500
SWITZERLAND — 12.9%
Allreal Holding AG	17,641	3,910,972
Baloise Holding AG	64,368	10,533,138
Banque Cantonale Vaudoise	45,192	3,511,599
BKW AG	33,377	4,344,523
Cembra Money Bank AG	44,939	3,277,393
Nestle SA	43,076	6,024,920
Novartis AG	90,034	7,932,755
PSP Swiss Property AG	42,817	5,343,020
Roche Holding AG	15,361	6,391,214
SGS SA	2,039	6,818,672
Swisscom AG	15,958	9,012,772
Zurich Insurance Group AG	30,908	13,582,355
		80,683,333
TAIWAN — 6.0%
CTBC Financial Holding Co., Ltd. (c)	4,275,000	4,009,696
E.Sun Financial Holding Co., Ltd.	2,469,479	2,503,664
First Financial Holding Co., Ltd.	4,370,450	3,870,171
Hua Nan Financial Holdings Co., Ltd.	3,392,898	2,599,828
Mega Financial Holding Co., Ltd.	3,464,000	4,450,978
Taishin Financial Holding Co., Ltd. (c)	4,995,983	3,421,906
Taiwan Cooperative Financial Holding Co., Ltd.	4,018,820	3,696,786
Tripod Technology Corp.	991,000	4,459,446
Security Description	Shares	Value
Wistron Corp.	5,175,000	$5,452,389
Zhen Ding Technology Holding, Ltd.	925,000	3,360,050
		37,824,914
THAILAND — 0.5%
Ratch Group PCL NVDR	2,549,400	3,434,306
TURKEY — 0.5%
Haci Omer Sabanci Holding A/S (c)	2,956,147	2,945,072
UNITED KINGDOM — 8.9%
GlaxoSmithKline PLC	664,616	14,462,440
National Grid PLC	787,033	11,297,435
Severn Trent PLC	208,379	8,317,582
Tate & Lyle PLC	646,016	5,787,226
Unilever PLC	136,541	7,296,728
United Utilities Group PLC	590,603	8,711,372
		55,872,783
TOTAL COMMON STOCKS (Cost $581,418,947)		620,475,174

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (d) (e)	208,354	208,375
State Street Navigator Securities Lending Portfolio II (f) (g)	9,715,296	9,715,296
TOTAL SHORT-TERM INVESTMENTS (Cost $9,923,671)		9,923,671
TOTAL INVESTMENTS — 100.8% (Cost $591,342,618)		630,398,845
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(5,068,272)
NET ASSETS — 100.0%		$625,330,573
(a)	All or a portion of the shares of the security are on loan at December 31, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$620,475,174	$—	$—	$620,475,174
Short-Term Investments	9,923,671	—	—	9,923,671
TOTAL INVESTMENTS	$630,398,845	$—	$—	$630,398,845
Sector Breakdown as of December 31, 2021

% of Net Assets
Utilities	25.8%
Financials	22.9
Real Estate	16.4
Communication Services	12.3
Consumer Staples	7.9
Health Care	5.9
Energy	2.8
Industrials	2.2
Information Technology	2.1
Consumer Discretionary	0.9
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,933,382	$1,933,769	$9,274,311	$10,999,652	$(53)	$—	208,354	$208,375	$2,911
State Street Navigator Securities Lending Portfolio II	19,281,843	19,281,843	56,272,550	65,839,097	—	—	9,715,296	9,715,296	55,558
Total		$21,215,612	$65,546,861	$76,838,749	$(53)	$—		$9,923,671	$58,469
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.2%
BRAZIL — 5.0%
3R Petroleum Oleo e Gas S.A. (a)	79,682	$479,952
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (a)	184,175	216,579
AES Brasil Energia SA	91,526	181,902
Afya, Ltd. Class A (a)	26,163	411,021
Aliansce Sonae Shopping Centers SA	125,580	488,342
Alper Consultoria e Corretora de Seguros SA (a)	14,775	89,287
Alupar Investimento SA	100,868	436,431
Ambipar Participacoes e Empreendimentos S/A	34,908	264,348
Anima Holding SA (a)	259,216	390,918
Arco Platform, Ltd. Class A (a)(b)	23,559	492,147
Arezzo Industria e Comercio SA	45,198	622,953
Armac Locacao Logistica E Servicos SA	152,000	714,700
Banco ABC Brasil SA Preference Shares	24,048	68,517
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	219,144	379,666
Banco Modal SA	95,877	185,902
Banco Pan SA Preference Shares	211,987	406,467
Bemobi Mobile Tech SA (a)	56,525	154,556
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	27,554	29,582
Blau Farmaceutica SA (a)	34,328	224,334
Boa Vista Servicos SA	170,066	183,195
BR Malls Participacoes SA (a)	644,536	961,597
BrasilAgro - Co. Brasileira de Propriedades Agricolas	38,868	200,899
Camil Alimentos SA	150,371	307,221
Cia Brasileira de Aluminio (a)	234,000	574,287
Cia Brasileira de Distribuicao	107,689	420,122
Cia de Saneamento de Minas Gerais-COPASA	170,205	388,385
Cia de Saneamento do Parana	171,746	591,090
Cia Energetica de Sao Paulo Class B, Preference Shares	98,415	380,055
Cia Energetica do Ceara Class A, Preference Shares	6,900	71,961
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	52,299	458,391
Cielo SA	899,507	368,200
CM Hospitalar SA	79,500	269,329
Cogna Educacao (a)	1,385,620	611,961
Construtora Tenda SA	95,378	286,134
Security Description	Shares	Value
Cury Construtora e Incorporadora SA	199,045	$250,146
CVC Brasil Operadora e Agencia de Viagens SA (a)	68,864	165,916
Cyrela Brazil Realty SA Empreendimentos e Participacoes	208,259	590,005
Dexxos Participacoes SA	42,562	79,546
Direcional Engenharia SA	141,781	323,525
EcoRodovias Infraestrutura e Logistica SA (a)	236,570	310,896
EDP - Energias do Brasil SA	180,930	680,193
Eletromidia SA (a)	47,550	85,368
Empreendimentos Pague Menos S/A (a)	85,041	142,753
Enauta Participacoes SA	102,581	245,126
Eternit SA (a)	37,067	139,484
Even Construtora e Incorporadora SA	148,794	176,042
Ez Tec Empreendimentos e Participacoes SA	95,124	349,243
Fleury SA	148,546	479,774
Focus Energia Holding Participacoes SA	64,996	123,807
Fras-Le SA	39,084	97,745
Gafisa SA (a)	302,507	109,163
Grupo De Mona Soma SA (a)	230,247	526,220
Grupo SBF SA (a)	51,977	210,054
Guararapes Confeccoes SA	108,258	191,444
Hospital Mater Dei SA (a)	79,066	191,632
Iguatemi SA (a)	185,758	602,630
Industrias Romi SA	34,562	114,235
Infracommerce CXAAS SA (a)	104,467	328,218
Instituto Hermes Pardini SA	51,773	179,393
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	60,004	301,313
International Meal Co. Alimentacao SA Class A (a)	420,020	183,240
Iochpe Maxion SA	30,962	85,326
Irani Papel e Embalagem SA	112,918	139,880
IRB Brasil Resseguros SA (a)	679,725	490,573
Jalles Machado SA	112,786	211,398
JHSF Participacoes SA	292,832	293,358
JSL SA	106,909	144,529
Kepler Weber SA	13,440	94,442
Lavvi Empreendimentos Imobiliarios Ltda	165,466	154,177
Light SA	60,659	127,961
LOG Commercial Properties e Participacoes SA	67,127	304,783
Log-in Logistica Intermodal SA (a)	18,400	77,960
Lojas Americanas SA Preference Shares	346,654	366,569
Lojas Americanas SA	551,820	585,504
Lojas Quero Quero S/A	136,180	273,582

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Mahle-Metal Leve SA	14,100	$77,968
Marisa Lojas SA (a)	153,702	104,860
Meliuz SA (c)	223,655	130,097
Mills Estruturas e Servicos de Engenharia SA	138,255	158,609
Mitre Realty Empreendimentos E Participacoes LTDA (c)	108,344	162,808
Moura Dubeux Engenharia S/A (a)	103,092	108,089
Movida Participacoes SA	137,238	388,800
MPM Corporeos SA	143,645	214,565
MRV Engenharia e Participacoes SA	31,598	68,075
Neogrid Participacoes SA	155,918	73,620
Nexa Resources SA (b)	7,091	55,735
Odontoprev SA	204,109	461,719
Oi SA (a)	3,135,711	427,853
Omega Energia SA (a)	194,710	442,206
Orizon Valorizacao de Residuos SA (a)	42,515	205,324
Pet Center Comercio e Participacoes SA	203,424	597,855
Petroreconcavo SA (a)	86,709	291,106
Portobello SA	48,859	84,560
Positivo Tecnologia SA	59,395	116,231
Qualicorp Consultoria e Corretora de Seguros SA	151,201	458,761
Raizen SA	574,400	665,149
Randon SA Implementos e Participacoes Preference Shares	106,251	207,352
Santos Brasil Participacoes SA	458,604	529,412
Schulz SA Preference Shares	103,890	156,861
Sinqia SA	58,958	174,969
SLC Agricola SA	77,199	624,106
Tegma Gestao Logistica SA	47,517	133,338
Tupy SA	66,588	238,497
Unipar Carbocloro SA	5,465	101,255
Unipar Carbocloro SA Class B, Preference Shares	30,695	568,932
Vinci Partners Investments, Ltd. Class A (b)	26,691	285,594
Vivara Participacoes SA	78,355	357,873
Vulcabras Azaleia SA	126,084	206,895
Wilson Sons Holdings Brasil SA	16,964	169,579
Wiz Solucoes e Corretagem de Seguros SA	93,361	133,421
YDUQS Participacoes SA	203,703	751,909
		32,771,567
CHILE — 0.7%
AES Andes SA	2,834,922	441,942
Aguas Andinas SA Class A	2,673,588	486,392
Embotelladora Andina SA Class B, Preference Shares	376,374	817,244
Empresa Nacional de Telecomunicaciones SA	76,226	257,576
Security Description	Shares	Value
Engie Energia Chile SA	186,997	$110,179
Grupo Security SA	478,552	67,233
Hortifrut SA	158,376	158,292
Inversiones Aguas Metropolitanas SA	286,154	129,307
Parque Arauco SA (a)	641,299	707,461
Ripley Corp. SA	442,497	71,412
Salfacorp SA	83,671	31,670
Sociedad Matriz SAAM SA	2,221,478	146,013
SONDA SA	222,620	65,323
Vina Concha y Toro SA	593,401	912,389
		4,402,433
CHINA — 14.4%
361 Degrees International, Ltd. (a)(b)	358,000	183,677
5I5J Holding Group Co., Ltd. Class A	157,290	77,667
9F, Inc. ADR (a)	83,739	92,113
Advanced Technology & Materials Co., Ltd. Class A	46,600	78,484
Aerospace Hi-Tech Holdings Grp, Ltd. Class A (a)	36,538	59,354
AK Medical Holdings, Ltd. (b)(c)	450,739	381,576
Allmed Medical Products Co., Ltd. Class A	46,900	120,586
Alpha Group Class A (a)	112,100	111,588
Anhui Construction Engineering Group Co., Ltd. Class A	247,600	161,587
Anhui Expressway Co., Ltd. Class A	91,000	101,317
Anhui Expressway Co., Ltd. Class H	266,000	214,948
Anhui Genuine New Materials Co., Ltd. Class A	11,200	45,969
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	87,640	82,002
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	55,299
Antengene Corp., Ltd. (a)(c)	408,080	513,483
Archermind Technology Nanjing Co., Ltd. Class A	10,300	103,647
Archosaur Games, Inc. (c)	80,000	82,501
Ascentage Pharma Group International (a)(b)(c)	128,219	463,781
Asia Cement China Holdings Corp.	523,270	334,246
Asia Cuanon Technology Shanghai Co., Ltd. Class A	23,700	95,895
Asiainfo Technologies, Ltd. (b)(c)	179,914	293,537
Ausnutria Dairy Corp., Ltd. (b)	590,293	715,502
BAIOO Family Interactive, Ltd. (b)(c)	1,650,901	127,053
Bairong, Inc. (a)(c)	95,865	127,881
Baozun, Inc. ADR (a)(b)	44,218	614,630

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
BC Technology Group, Ltd. (a)(b)	151,526	$174,921
Bear Electric Appliance Co., Ltd. Class A	12,945	130,019
Beibuwan Port Co., Ltd. Class A	120,300	152,100
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	50,800	101,695
Beijing Bohui Innovation Biotechnology Group Co., Ltd. Class A (a)	69,000	107,530
Beijing Capital Development Co., Ltd. Class A	289,900	258,031
Beijing Career International Co., Ltd. Class A (a)	8,800	86,090
Beijing Certificate Authority Co., Ltd. Class A	8,800	56,046
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (a)(b)	25,250	49,034
Beijing Ctrowell Technology Corp., Ltd. Class A (a)	36,600	62,563
Beijing Funshine Culture Media Co., Ltd. Class A	15,120	201,535
Beijing Jetsen Technology Co., Ltd. Class A (a)	122,100	121,542
Beijing North Star Co., Ltd. Class A	1,004,000	391,555
Beijing Orient Landscape & Environment Co., Ltd. Class A (a)	412,400	193,260
Beijing Orient National Communication Science & Technology Co., Ltd. Class A (a)	63,800	108,356
Beijing SL Pharmaceutical Co., Ltd. Class A	68,700	116,786
Beijing Strong Biotechnologies, Inc. Class A	41,500	129,348
Beijing SuperMap Software Co., Ltd. Class A	16,700	78,917
Beijing Ultrapower Software Co., Ltd. Class A (a)	78,800	78,440
Beijing VRV Software Corp., Ltd. Class A	68,500	65,709
Beijing Zhidemai Technology Co., Ltd. Class A	12,100	136,507
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	34,000	85,815
Beken Corp. Class A	9,000	75,804
Berry Genomics Co., Ltd. Class A (a)	28,500	86,947
BEST, Inc. ADR (a)(b)	82,800	70,504
Bestway Marine & Energy Technology Co., Ltd. Class A (a)	112,500	87,041
Better Life Commercial Chain Share Co., Ltd. Class A	67,000	71,857
Security Description	Shares	Value
Binjiang Service Group Co., Ltd.	57,784	$162,317
Bit Digital, Inc. (a)(b)	23,074	140,290
BIT Mining, Ltd. ADR (a)(b)	19,847	121,861
Black Peony Group Co., Ltd. Class A	84,800	99,748
Boshiwa International Holding, Ltd. (b)(d)	1,843,000	—
B-Soft Co., Ltd. Class A	114,300	200,954
C&D Property Management Group Co., Ltd. (a)	81,000	46,233
Caissa Tosun Development Co., Ltd. Class A (a)	96,000	115,187
Canaan, Inc. (a)(b)	86,126	443,549
Cango, Inc. ADR (b)	51,952	163,129
Cangzhou Mingzhu Plastic Co., Ltd. Class A	90,100	110,800
Canny Elevator Co., Ltd. Class A	31,800	40,156
Cayman Engley Industrial Co., Ltd.	76,313	230,591
Central China Management Co., Ltd. (b)	392,000	79,443
CETC Digital Technology Co., Ltd. Class A	19,977	107,220
CGN Mining Co., Ltd.	1,800,004	180,086
CGN Nuclear Technology Development Co., Ltd. Class A	45,100	68,298
Cheerwin Group, Ltd. (c)	506,470	202,035
ChemPartner PharmaTech Co., Ltd. Class A	28,700	62,328
Chengdu ALD Aviation Manufacturing Corp. Class A	14,900	121,701
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	75,900	149,316
Chengdu Tianjian Technology Co., Ltd. Class A	7,400	93,165
Chengdu Wintrue Holding Co., Ltd. Class A	48,800	101,835
China Aircraft Leasing Group Holdings, Ltd. (b)	140,000	102,715
China Animal Healthcare, Ltd. (d)	1,059,700	—
China BlueChemical, Ltd. Class H	1,802,000	501,564
China CAMC Engineering Co., Ltd. Class A (a)	186,300	209,472
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	1,776,343	817,961
China Design Group Co., Ltd. Class A	31,320	41,175
China Everbright, Ltd.	624,902	747,032
China Express Airlines Co., Ltd. Class A	105,400	208,843
China Fangda Group Co., Ltd. Class B	335,465	113,166
China Foods, Ltd. (a)	716,000	280,107

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
China Forestry Holdings Co., Ltd. (b)(d)	1,642,000	$—
China Hanking Holdings, Ltd.	792,891	136,279
China Harmony Auto Holding, Ltd.	492,500	311,433
China Harzone Industry Corp., Ltd. Class A	45,300	73,659
China High Speed Railway Technology Co., Ltd. Class A	183,900	85,023
China Hongxing Sports, Ltd. (b)(d)	4,053,000	—
China Isotope & Radiation Corp. (b)	77,803	219,548
China Kings Resources Group Co., Ltd. Class A	10,270	58,512
China Leadshine Technology Co., Ltd. Class A	22,300	90,721
China Lilang, Ltd.	161,000	90,038
China Logistics Property Holdings Co., Ltd. (a)(b)(c)	1,815,753	1,001,467
China Modern Dairy Holdings, Ltd. (b)	3,482,791	585,208
China New Higher Education Group, Ltd. (b)(c)	902,093	381,836
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (a)	73,700	63,280
China Nonferrous Mining Corp., Ltd.	924,746	367,702
China Oriental Group Co., Ltd.	1,178,882	355,345
China Publishing & Media Co., Ltd. Class A	107,900	99,093
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	46,090
China Rare Earth Holdings, Ltd. (a)(b)	836,400	101,918
China Renaissance Holdings, Ltd. (a)(b)(c)	177,340	336,196
China Resources Medical Holdings Co., Ltd.	166,500	99,093
China Sanjiang Fine Chemicals Co., Ltd.	735,097	240,434
China SCE Group Holdings, Ltd. (b)	1,101,307	266,982
China Science Publishing & Media, Ltd. Class A	98,700	136,897
China Shengmu Organic Milk, Ltd. (a)(c)	1,576,000	107,138
China Shineway Pharmaceutical Group, Ltd.	422,138	373,066
China Singyes Solar Technologies Holdings, Ltd. (b)	541,132	122,160
China Testing & Certification International Group Co., Ltd. Class A	33,488	101,638
Security Description	Shares	Value
China Tian Lun Gas Holdings, Ltd. (b)	507,265	$547,846
China Tianying, Inc. Class A (a)	260,800	246,485
China Water Affairs Group, Ltd. (b)	841,357	1,206,517
China West Construction Group Co., Ltd. Class A	79,800	100,769
China XLX Fertiliser, Ltd.	348,118	237,994
China Yuhua Education Corp., Ltd. (c)	1,392,653	498,378
China Yurun Food Group, Ltd. (a)(b)	973,000	97,346
China ZhengTong Auto Services Holdings, Ltd.	1,445,385	161,293
China Zhongwang Holdings, Ltd. (a)(b)(d)	346,000	37,279
Chlitina Holding, Ltd.	82,417	676,208
Chongqing Department Store Co., Ltd. Class A	19,300	78,972
Chongqing Dima Industry Co., Ltd. Class A	341,600	131,074
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	30,240	95,774
Chongqing Gas Group Corp., Ltd. Class A	61,400	81,010
Chongqing Lummy Pharmaceutical Co., Ltd. Class A (a)	75,800	81,295
Chongqing Zaisheng Technology Corp., Ltd. Class A	34,200	66,743
Chongqing Zongshen Power Machinery Co., Ltd. Class A	37,500	42,872
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A (a)	52,400	68,559
CITIC Guoan Information Industry Co., Ltd. Class A (a)	418,800	176,502
CITIC Press Corp. Class A	23,283	108,451
CITIC Telecom International Holdings, Ltd.	2,636,287	889,324
Client Service International, Inc. Class A	23,550	78,549
CMGE Technology Group, Ltd. (a)(b)	1,197,338	476,091
CMST Development Co., Ltd. Class A	116,400	114,221
COFCO Joycome Foods., Ltd. (a)(b)	1,901,236	724,276
Cogobuy Group (a)(b)(c)	464,000	159,501
Confidence Intelligence Holdings, Ltd. (a)	36,829	113,374
CPMC Holdings, Ltd.	494,000	276,264
CPT Technology Group Co., Ltd. Class A (a)	238,100	92,109
CQ Pharmaceutical Holding Co., Ltd. Class A	68,800	55,178

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
CSG Smart Science&Technology Co., Ltd. Class A	40,600	$75,402
CSSC Hong Kong Shipping Co., Ltd.	1,458,321	203,888
CSSC Science & Technology Co., Ltd. Class A	33,900	78,099
DaFa Properties Group, Ltd. (b)	211,225	124,628
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	103,500	70,801
Dare Power Dekor Home Co., Ltd. Class A	34,900	73,597
Datang Group Holdings, Ltd. (b)	180,244	94,326
Dazhong Transportation Group Co., Ltd. Class B	133,535	39,126
Dazzle Fashion Co., Ltd. Class A	18,480	55,681
DBG Technology Co., Ltd. Class A	54,400	128,920
Deppon Logistics Co., Ltd. Class A (a)	56,200	90,411
Dexin China Holdings Co., Ltd. (b)	170,000	58,220
Digital China Group Co., Ltd. Class A	38,800	96,587
Dongfang Electronics Co., Ltd. Class A (a)	58,700	78,186
Dongguan Aohai Technology Co., Ltd. Class A	17,100	105,896
Dongguan Development Holdings Co., Ltd. Class A	62,500	100,054
Dongjiang Environmental Co., Ltd. Class A (a)	126,200	146,065
Dongwu Cement International, Ltd.	174,930	98,277
DouYu International Holdings, Ltd. ADR (a)	132,481	349,750
Dynagreen Environmental Protection Group Co., Ltd. Class A	49,900	81,924
Dynagreen Environmental Protection Group Co., Ltd. Class H	650,058	334,355
Eastern Communications Co., Ltd. Class A	54,000	97,741
Eastern Communications Co., Ltd. Class B	109,400	51,199
Edan Instruments, Inc. Class A	52,400	116,022
Edvantage Group Holdings, Ltd.	477,798	288,041
EEKA Fashion Holdings, Ltd. (b)	228,604	389,984
E-House China Enterprise Holdings, Ltd. (b)	253,200	55,536
EIT Environmental Development Group Co., Ltd. Class A	16,500	79,347
Security Description	Shares	Value
Essex Bio-technology, Ltd. (b)	414,612	$263,244
E-Star Commercial Management Co., Ltd.	243,991	117,359
Eternal Asia Supply Chain Management, Ltd. Class A	131,700	137,104
EVA Precision Industrial Holdings, Ltd.	999,189	229,410
Excellence Commercial Property & Facilities Management Group, Ltd. (a)(b)	330,784	196,019
Fanhua, Inc. ADR (b)	29,429	214,243
FAWER Automotive Parts Co., Ltd. Class A	123,800	144,455
FIH Mobile, Ltd. (a)(b)	3,132,198	546,386
FinVolution Group ADR (b)	103,312	509,328
Fire Rock Holdings, Ltd.	958,700	132,806
Fosun Tourism Group (a)(b)(c)	253,793	341,155
Fufeng Group, Ltd.	170,000	58,656
Fujian Boss Software Development Co., Ltd. Class A	14,840	54,561
Fujian Longking Co., Ltd. Class A	53,900	73,064
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	26,780	60,475
Ganglong China Property Group, Ltd. (b)	597,992	350,528
Gaotu Techedu, Inc. ADR (a)(b)	102,918	199,661
GCI Science & Technology Co., Ltd. Class A	25,177	93,992
Genertec Universal Medical Group Co., Ltd. (c)	1,023,136	738,845
Genimous Technology Co., Ltd. Class A (a)	91,160	111,387
Genor Biopharma Holdings, Ltd. (a)(b)(c)	102,500	93,346
Getein Biotech, Inc. Class A	41,636	131,343
Global New Material International Holdings, Ltd. (a)	471,000	694,753
GoldenHome Living Co., Ltd. Class A (a)	10,192	61,706
Goldenmax International Technology, Ltd. Class A	25,100	59,404
Greatview Aseptic Packaging Co., Ltd.	689,725	252,134
Greentown Management Holdings Co., Ltd. (c)	642,904	440,351
Guangdong Advertising Group Co., Ltd. Class A (a)	129,900	104,793
Guangdong Aofei Data Technology Co., Ltd. Class A	33,500	119,585
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	105,000	92,136

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Guangdong Great River Smarter Logistics Co., Ltd. Class A	36,100	$146,749
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	116,400	101,591
Guangdong Hybribio Biotech Co., Ltd. Class A	20,300	94,205
Guangdong Sirio Pharma Co., Ltd. Class A	13,500	88,527
Guangdong South New Media Co., Ltd. Class A	12,500	117,942
Guangdong Topstar Technology Co., Ltd. Class A	19,200	48,309
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	63,691
Guanglian Aviation Industry Co., Ltd. Class A	14,900	80,486
Guangxi Liugong Machinery Co., Ltd. Class A	95,220	115,449
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	71,991
Guangzhou Hi-Target Navigation Tech Co., Ltd. Class A	38,700	57,572
Guangzhou Jet Biofiltration Co., Ltd. Class A	8,290	114,930
Guangzhou KDT Machinery Co., Ltd. Class A	15,900	80,462
Guangzhou Metro Design & Research Institute Co., Ltd. Class A	30,900	97,573
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A (a)	70,800	84,616
Guizhou Gas Group Corp., Ltd. Class A	46,500	70,784
Guocheng Mining Co., Ltd. Class A (a)	52,100	114,539
Haichang Ocean Park Holdings, Ltd. (a)(c)	1,279,789	522,008
Hainan Development Holdings Nanhai Co., Ltd. Class A (a)	46,300	85,551
Hainan Meilan International Airport Co., Ltd. Class H (a)(b)	120,940	373,075
Hainan Strait Shipping Co., Ltd. Class A	138,500	130,680
Haitong UniTrust International Leasing Co., Ltd. Class H (b)(c)	310,000	40,955
Hand Enterprise Solutions Co., Ltd. Class A	97,000	131,031
Hangxiao Steel Structure Co., Ltd. Class A	228,200	148,209
Hangzhou Electronic Soul Network Technology Co., Ltd. Class A	26,300	124,075
Security Description	Shares	Value
Hangzhou Haoyue Personal Care Co., Ltd. Class A	11,200	$96,852
Hangzhou Onechance Tech Corp. Class A	13,500	104,025
Hangzhou Shunwang Technology Co., Ltd. Class A	71,200	182,617
Harbin Electric Co., Ltd. Class H (b)	410,000	185,113
HBIS Resources Co., Ltd. Class A	40,800	91,750
HBM Holdings, Ltd. (a)(b)(c)	496,842	493,891
Healthcare Co., Ltd. Class A	39,400	107,251
Henan Jindan Lactic Acid Technology Co., Ltd. Class A	12,600	90,551
Henan Lingrui Pharmaceutical Co. Class A	38,700	96,156
Henan Thinker Automatic Equipment Co., Ltd. Class A	35,600	128,649
Henan Yicheng New Energy Co., Ltd. Class A (a)	66,300	60,680
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	64,102
Henan Yuneng Holdings Co., Ltd. Class A (a)	82,700	92,856
Hexing Electrical Co., Ltd. Class A	48,300	104,818
Holitech Technology Co., Ltd. Class A	288,700	158,446
Hollysys Automation Technologies, Ltd. (a)	48,848	687,780
Hong Kong Aerospace Technology Group, Ltd. (a)	34,838	122,214
Hongli Zhihui Group Co., Ltd. Class A (a)	47,000	116,852
Hope Education Group Co., Ltd. (b)(c)	3,514,597	676,205
Hua Medicine (a)(c)	573,898	278,988
Huafa Industrial Co., Ltd. Zhuhai Class A	99,800	94,479
Huafon Microfibre Shanghai Technology Co., Ltd. (a)	80,500	63,675
Huafu Fashion Co., Ltd. Class A	85,500	61,445
Huangshan Tourism Development Co., Ltd. Class B	409,661	293,317
Huapont Life Sciences Co., Ltd. Class A	92,200	104,973
Huazhong In-Vehicle Holdings Co., Ltd. (b)	347,687	139,141
Huijing Holdings Co., Ltd. (b)	1,086,068	271,646
Hunan Er-Kang Pharmaceutical Co., Ltd. Class A	152,300	113,524
Hunan TV & Broadcast Intermediary Co., Ltd. Class A (a)	138,400	147,126
Hwa Create Co., Ltd. Class A	26,300	48,100

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
iClick Interactive Asia Group, Ltd. ADR (a)(b)	33,700	$155,357
iDreamSky Technology Holdings, Ltd. (a)(b)(c)	607,280	486,833
IKD Co., Ltd. Class A	68,100	206,472
Immunotech Biopharm, Ltd. (a)(b)	242,109	522,955
INESA Intelligent Tech, Inc. Class B	143,800	64,422
Inke, Ltd. (a)	1,355,494	292,091
Innuovo Technology Co., Ltd. Class A (a)	54,300	73,009
Intron Technology Holdings, Ltd. (b)	253,172	175,356
IReader Technology Co., Ltd. Class A	29,600	118,744
Jacobio Pharmaceuticals Group Co., Ltd. (a)(b)(c)	289,090	537,666
Jade Bird Fire Co., Ltd. Class A	21,300	162,621
Jh Educational Technology, Inc.	164,000	59,320
Jiajiayue Group Co., Ltd. Class A	39,500	103,361
Jiangshan Oupai Door Industry Co., Ltd. Class A	8,800	87,294
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	251,500	185,885
Jiangsu Canlon Building Materials Co., Ltd. Class A	23,600	68,732
Jiangsu Huaxicun Co., Ltd. Class A (a)	47,000	46,342
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	204,100	123,570
Jiangsu Lihua Animal Husbandry Stock Co., Ltd. Class A	26,500	157,565
Jiangsu ToLand Alloy Co., Ltd. Class A	11,200	124,152
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	132,200	119,746
Jiangxi Fushine Pharmaceutical Co., Ltd. Class A	30,700	78,837
Jiangxi Huangshanghuang Group Food Co., Ltd. Class A	44,600	114,392
Jiangxi Xinyu Guoke Technology Co., Ltd. Class A	13,800	85,872
Jiangyin Hengrun Heavy Industries Co., Ltd. Class A	6,600	55,444
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd. Class A	57,100	69,231
Jiayou International Logistics Co., Ltd. Class A	19,292	63,103
Jiayuan International Group, Ltd. (b)	1,003,774	338,613
Security Description	Shares	Value
Jinchuan Group International Resources Co., Ltd. (b)	2,133,000	$372,084
Jingrui Holdings, Ltd. (b)	436,000	96,748
JinkoSolar Holding Co., Ltd. ADR (a)(b)	27,903	1,282,422
Jinlei Technology Co., Ltd. Class A	16,000	145,330
Jinneng Holding Shanxi Electric Power Co., Ltd. Class A (a)	180,800	106,904
Jiuzhitang Co., Ltd. Class A	60,000	102,468
JNBY Design, Ltd.	182,270	289,900
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	48,346
Jushri Technologies, Inc. Class A	21,952	94,656
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	197,350	340,211
Kandi Technologies Group, Inc. (a)	58,333	187,249
Kangji Medical Holdings, Ltd. (b)	342,069	348,374
Keeson Technology Corp., Ltd. Class A	12,285	49,959
Keymed Biosciences, Inc. (a)(c)	106,000	469,069
Koolearn Technology Holding, Ltd. (a)(b)(c)	381,637	258,951
KPC Pharmaceuticals, Inc. Class A	34,900	60,645
Kunming Yunnei Power Co., Ltd. Class A	159,500	91,300
KWG Living Group Holdings, Ltd. (a)	827,203	339,526
Lanzhou Lishang Guochao Industrial Group Co., Ltd. Class A (a)	56,400	53,925
Leading Holdings Group, Ltd. (a)(b)	159,193	91,682
Lemtech Holdings Co., Ltd.	29,336	169,652
LexinFintech Holdings, Ltd. ADR (a)	44,600	172,156
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	22,900	94,711
Longhua Technology Group Luoyang Co., Ltd. Class A	50,000	80,201
Lonking Holdings, Ltd.	552,000	155,058
Lu Thai Textile Co., Ltd. Class B	44,743	21,808
Luolai Lifestyle Technology Co., Ltd. Class A	52,000	117,181
Luoniushan Co., Ltd. Class A (a)	57,900	64,920
Luoxin Pharmaceuticals Group Stock Co., Ltd. Class A	70,700	115,294
Luoyang Glass Co., Ltd. Class A (a)	40,000	232,047
Luoyang Glass Co., Ltd. Class H (a)(b)	165,261	371,802

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Lushang Health Industry Development Co., Ltd. Class A	46,600	$97,098
Luye Pharma Group, Ltd. (a)(b)(c)	1,563,221	713,809
Maoyan Entertainment (a)(b)(c)	337,396	395,547
Markor International Home Furnishings Co., Ltd. Class A	126,100	69,603
Maxvision Technology Corp. Class A	22,300	121,020
Meitu, Inc. (a)(c)	2,082,598	414,046
Mobvista, Inc. (a)(b)(c)	352,399	310,981
Monalisa Group Co., Ltd. Class A	23,800	107,153
Mulsanne Group Holding, Ltd. (a)(b)(c)	107,000	70,681
Nanjing Chervon Auto Precision Technology Co., Ltd. Class A	12,400	91,649
Nanjing Yunhai Special Metals Co., Ltd. Class A	15,500	55,916
National Agricultural Holdings, Ltd. (b)(d)	396,000	—
NetDragon Websoft Holdings, Ltd. (a)	192,000	451,168
Netjoy Holdings, Ltd. (a)	468,752	156,325
New Hope Dairy Co., Ltd. Class A	42,900	107,536
Newborn Town, Inc. (a)	425,315	201,848
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	80,614
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,700	100,389
Niu Technologies ADR (a)	33,443	538,767
North Huajin Chemical Industries Co., Ltd. Class A	76,200	87,236
Northking Information Technology Co., Ltd. Class A	22,100	109,196
Oceanwide Holdings Co., Ltd. Class A (a)	744,900	220,223
Ocumension Therapeutics (a)(b)(c)	226,064	507,436
Olympic Circuit Technology Co., Ltd.	25,870	90,721
Orient Group, Inc. Class A (a)	419,700	198,661
Ourpalm Co., Ltd. Class A (a)	154,500	118,079
PhiChem Corp. Class A	25,300	96,123
Powerlong Commercial Management Holdings, Ltd.	52,000	96,713
Pujiang International Group, Ltd.	130,000	60,028
Q Technology Group Co., Ltd. (b)	378,137	488,901
Qingdao East Steel Tower Stock Co., Ltd. Class A	53,100	76,155
Qingdao Eastsoft Communication Technology Co., Ltd. Class A	14,700	42,142
Security Description	Shares	Value
Qingdao Gon Technology Co., Ltd. Class A	16,100	$65,473
Qingdao Hiron Commercial Cold Chain Co., Ltd. Class A	18,800	140,282
Qingling Motors Co., Ltd. Class H	1,518,528	307,745
Qinhuangdao Port Co., Ltd. Class A	624,500	273,014
Redsun Properties Group, Ltd. (b)	1,156,427	324,843
ReneSola, Ltd. ADR (a)	35,677	212,635
Renhe Pharmacy Co., Ltd. Class A	47,500	69,617
Rianlon Corp. Class A	9,000	63,349
Ronshine China Holdings, Ltd. (a)(b)	571,466	219,899
Ruida Futures Co., Ltd. Class A	23,400	90,670
SciClone Pharmaceuticals Holdings, Ltd. (a)(c)	73,480	81,526
SGIS Songshan Co., Ltd. Class A	124,800	93,221
Shaanxi Construction Machinery Co., Ltd. Class A	59,900	105,500
Shandong Fengxiang Co., Ltd. Class H	204,000	41,866
Shandong Hi-Speed Road & Bridge Co., Ltd. Class A	92,700	90,090
Shandong Jincheng Pharmaceutical Group Co., Ltd. Class A	15,900	72,736
Shandong Longda Meat Foodstuff Co., Ltd. Class A	42,700	70,237
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	172,500	154,893
Shandong Molong Petroleum Machinery Co., Ltd. Class H (a)	135,892	91,683
Shandong Publishing & Media Co., Ltd. Class A	179,900	173,986
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,010	86,243
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	61,100	108,670
Shang Gong Group Co., Ltd. Class B (a)	162,600	70,568
Shanghai 2345 Network Holding Group Co., Ltd. Class A (a)	311,200	114,515
Shanghai AJ Group Co., Ltd. Class A	85,900	91,316
Shanghai AtHub Co., Ltd. Class A (a)	17,000	98,700
Shanghai Baolong Automotive Corp. Class A	21,200	194,696

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai CDXJ Digital Technology Co., Ltd. Class A	72,200	$92,194
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	434,100	293,886
Shanghai Daimay Automotive Interior Co., Ltd. Class A	48,500	177,860
Shanghai Diesel Engine Co., Ltd. Class B	385,160	229,941
Shanghai Environment Group Co., Ltd. Class A	47,000	93,053
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	30,305	129,626
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class A	76,578	169,797
Shanghai Ganglian E-Commerce Holdings Co., Ltd. Class A	11,340	72,491
Shanghai Gench Education Group, Ltd.	118,500	74,326
Shanghai Haixin Group Co. Class B	640,908	229,445
Shanghai Hanbell Precise Machinery Co., Ltd. Class A	25,300	105,950
Shanghai Highly Group Co., Ltd. Class B	85,639	44,618
Shanghai Industrial Holdings, Ltd.	251,062	365,823
Shanghai Jin Jiang Capital Co., Ltd. Class H	308,000	115,752
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	84,500	50,953
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	106,400	213,668
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	81,300	73,658
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	25,000	58,342
Shanghai Kinetic Medical Co., Ltd. Class A	60,500	101,419
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	149,700	94,461
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	48,344
Shanghai Moons' Electric Co., Ltd. Class A	52,000	193,884
Shanghai Pret Composites Co., Ltd. Class A	44,520	98,855
Shanghai Pudong Construction Co., Ltd. Class A	126,525	125,748
Shanghai Runda Medical Technology Co., Ltd. Class A	32,300	68,114
Security Description	Shares	Value
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	69,300	$113,011
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	52,612
Shanghai Yaoji Technology Co., Ltd. Class A	35,400	126,535
Shanxi Blue Flame Holding Co., Ltd. Class A	61,600	90,573
Sheng Ye Capital, Ltd. (b)	286,139	284,440
Shengda Resources Co., Ltd. Class A (a)	35,100	69,438
Shengyuan Environmental Protection Co., Ltd. Class A	20,500	88,879
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	6,200	133,378
Shenzhen Center Power Tech Co., Ltd. Class A	14,300	52,014
Shenzhen Cereals Holdings Co., Ltd. Class A	88,365	96,716
Shenzhen Colibri Technologies Co., Ltd. Class A	26,200	104,774
Shenzhen Das Intellitech Co., Ltd. Class A	86,093	52,259
Shenzhen Desay Battery Technology Co. Class A	15,225	139,631
Shenzhen Ellassay Fashion Co., Ltd. Class A	31,985	73,385
Shenzhen Envicool Technology Co., Ltd. Class A	15,400	99,025
Shenzhen FRD Science & Technology Co., Ltd.	32,300	127,543
Shenzhen Infogem Technologies Co., Ltd. Class A	41,500	99,980
Shenzhen Jieshun Science And Technology Industry Co., Ltd. Class A	29,000	44,464
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	78,800	74,846
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	47,200	106,290
Shenzhen Laibao Hi-tech Co., Ltd. Class A	31,800	57,559
Shenzhen Leaguer Co., Ltd. Class A	83,100	147,538
Shenzhen Microgate Technology Co., Ltd. Class A (a)	34,100	82,045
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	127,695	70,885
Shenzhen New Nanshan Holding Group Co., Ltd. Class A	237,800	116,674

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Properties & Resources Development Group, Ltd. Class A	50,100	$91,864
Shenzhen Rongda Photosensitive & Technology Co., Ltd. Class A	14,800	83,204
Shenzhen Sinovatio Technology Co., Ltd. Class A	17,800	92,624
Shenzhen Sunline Tech Co., Ltd. Class A	39,900	98,322
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	50,000	132,488
Shenzhen Tagen Group Co., Ltd. Class A	160,400	148,064
Shenzhen Weiguang Biological Products Co., Ltd. Class A	28,320	143,313
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	167,100	139,271
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A	62,300	79,748
Shenzhen Ysstech Info-tech Co., Ltd. Class A	35,000	68,084
Shenzhen Zhenye Group Co., Ltd. Class A	79,700	55,899
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A	87,400	95,110
Shoucheng Holdings, Ltd. (b)	2,898,895	576,336
Shougang Fushan Resources Group, Ltd.	2,701,718	914,862
Shui On Land, Ltd.	969,000	130,504
Sichuan Chengfei Integration Technology Corp. Class A	22,900	121,611
Sichuan Expressway Co., Ltd. Class A	594,510	502,978
Sichuan Haite High-tech Co., Ltd. Class A (a)	32,700	69,986
Sichuan Languang Development Co., Ltd. Class A (a)	361,100	115,842
Sichuan Lutianhua Co., Ltd. Class A (a)	62,600	61,625
Sinic Holdings Group Co., Ltd. Class H	347,921	22,313
Sinofert Holdings, Ltd. (b)	1,410,000	211,600
Sino-Ocean Group Holding, Ltd.	2,982,947	696,351
Sino-Ocean Service Holding, Ltd. (c)	151,500	93,469
Sinoseal Holding Co., Ltd. Class A	15,100	106,072
Sinosteel Engineering & Technology Co., Ltd. Class A	58,300	85,263
Sinovac Biotech, Ltd. (a)(b)	67,578	437,230
Skyfame Realty Holdings, Ltd.	2,638,073	291,002
Skyworth Digital Co., Ltd. Class A	49,900	77,294
Sobute New Materials Co., Ltd.	28,200	114,236
Security Description	Shares	Value
Sohu.com, Ltd. ADR (a)(b)	12,700	$206,756
Sonoscape Medical Corp. Class A (a)	16,800	84,356
South Manganese Investment, Ltd. (a)(b)	776,139	117,472
STO Express Co., Ltd. Class A	141,500	202,268
Streamax Technology Co., Ltd. Class A	13,500	87,381
Sun King Technology Group, Ltd. (b)	693,018	391,119
Sunflower Pharmaceutical Group Co., Ltd. Class A	35,900	92,925
Sunjuice Holdings Co., Ltd.	20,917	240,795
Sunkwan Properties Group, Ltd. (b)	816,310	225,115
Sunpower Group, Ltd. (b)	596,200	212,273
Sunward Intelligent Equipment Co., Ltd. Class A	179,025	272,237
Suzhou Anjie Technology Co., Ltd. Class A	53,100	142,206
Suzhou Good-Ark Electronics Co., Ltd. Class A	46,300	98,293
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,100	65,189
Suzhou TFC Optical Communication Co., Ltd. Class A	11,520	66,304
SYoung Group Co., Ltd. Class A (a)	34,000	84,959
Taiji Computer Corp., Ltd. Class A (a)	28,600	123,862
Talkweb Information System Co., Ltd. Class A (a)	79,100	102,621
Tansun Technology Co., Ltd. Class A	19,600	102,823
TCL Electronics Holdings, Ltd.	972,988	505,445
Tiangong International Co., Ltd. (b)	1,516,000	927,532
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	200,470	222,883
Tianjin Guangyu Development Co., Ltd. Class A	48,100	182,293
Tianjin Ringpu Bio-Technology Co., Ltd. Class A	13,800	52,344
Tianjin Teda Co., Ltd. Class A	63,300	42,903
Tianli Education International Holdings, Ltd.	1,215,186	297,706
Tibet Tianlu Co., Ltd. Class A	54,900	55,685
Tong Ren Tang Technologies Co., Ltd. Class H	110,000	118,236
Tongdao Liepin Group (a)	103,200	250,710
TRS Information Technology Corp., Ltd. Class A	28,500	46,387
UE Furniture Co., Ltd. Class A	31,698	61,561
Unilumin Group Co., Ltd. Class A	48,540	68,241

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
United Strength Power Holdings, Ltd. (b)	97,296	$178,461
Uxin, Ltd. ADR (a)(b)	127,639	201,670
Vats Liquor Chain Store Management JSC, Ltd. Class A	17,700	139,394
Vatti Corp., Ltd. Class A	51,100	51,108
Virscend Education Co., Ltd. (b)(c)	140,000	8,260
Visionox Technology, Inc. Class A (a)	94,700	138,199
Visual China Group Co., Ltd. Class A (a)	33,600	126,283
Viva Biotech Holdings (b)(c)	741,051	447,693
Wanbangde Pharmaceutical Holding Group Co., Ltd. Class A	58,700	136,526
Wangneng Environment Co., Ltd. Class A (a)	25,400	68,982
Weiqiao Textile Co. Class H	406,319	136,546
Wellhope Foods Co., Ltd. Class A	67,100	108,051
West China Cement, Ltd. (a)	3,194,761	569,593
Western Region Gold Co., Ltd. Class A	25,500	49,283
Wondershare Technology Group Co., Ltd. Class A	6,100	52,865
Wuhan Fingu Electronic Technology Co., Ltd. Class A	25,900	44,151
Wuxi Boton Technology Co., Ltd. Class A	17,900	77,550
Wuxi Xinje Electric Co., Ltd. Class A	13,065	97,817
X Financial ADR (a)	23,723	71,406
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)(b)(c)	561,344	438,488
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	68,500	138,744
Xiamen Jihong Technology Co., Ltd. Class A	35,400	118,185
Xilinmen Furniture Co., Ltd. Class A	31,100	190,883
Xinhua Winshare Publishing and Media Co., Ltd. Class H	329,522	249,795
Xinhuanet Co., Ltd. Class A	35,900	134,137
Xinjiang Communications Construction Group Co., Ltd. Class A	26,500	50,383
Xinjiang Xintai Natural Gas Co., Ltd. Class A	18,720	72,507
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (a)	663,724	103,862
YaGuang Technology Group Co., Ltd. Class A	61,900	88,289
Yankershop Food Co., Ltd. Class A	11,100	149,419
Security Description	Shares	Value
Yanlord Land Group, Ltd.	466,449	$384,051
Yantai China Pet Foods Co., Ltd. Class A	21,100	100,340
Yantai Zhenghai Bio-tech Co., Ltd.	6,200	65,100
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	38,900	104,483
Yeahka, Ltd. (a)(b)	182,221	603,017
YGSOFT, Inc. Class A (a)	51,522	80,535
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	74,400	58,212
Yincheng International Holding Co., Ltd. (b)	317,628	99,815
Yixin Group, Ltd. (a)(c)	1,027,000	160,710
Yotrio Group Co., Ltd. Class A	169,780	95,315
Youdao, Inc. ADR (a)(b)	21,325	266,136
Youzu Interactive Co., Ltd. Class A (a)	48,300	115,755
Yuexiu Transport Infrastructure, Ltd. (b)	1,341,013	794,669
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	27,100	51,140
Yusys Technologies Co., Ltd. Class A (a)	39,600	148,834
Yuzhou Group Holdings Co., Ltd. (b)	1,924,188	157,957
Zall Smart Commerce Group, Ltd. (a)	1,680,000	99,124
ZBOM Home Collection Co., Ltd. Class A	28,000	133,945
Zhejiang Communications Technology Co., Ltd. (a)	92,200	80,905
Zhejiang Huace Film & Television Co., Ltd. Class A	106,500	113,382
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	16,480	96,407
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	75,663
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A (a)	39,960	59,760
Zhejiang Jinke Culture Industry Co., Ltd. Class A	180,179	157,255
Zhejiang Meida Industrial Co., Ltd. Class A	38,900	106,135
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	211,300	146,869
Zhejiang Qianjiang Motorcycle Co., Ltd. Class A (a)	41,500	92,606
Zhejiang Runtu Co., Ltd. Class A	50,600	76,309
Zhejiang Southeast Space Frame Co., Ltd. Class A	43,700	79,441
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	14,800	151,280

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	113,900	$98,334
Zhejiang Wanliyang Co., Ltd. Class A	99,200	229,941
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	42,500	88,221
Zhejiang Yasha Decoration Co., Ltd. Class A	103,300	121,672
Zhejiang Yinlun Machinery Co., Ltd. Class A	28,000	55,304
Zhende Medical Co., Ltd. Class A	7,600	61,395
Zhenro Services Group, Ltd. (b)	309,908	181,263
Zhongfu Information, Inc. Class A	11,400	81,300
Zhongshan Public Utilities Group Co., Ltd. Class A	33,600	46,762
Zhuhai Bojay Electronics Co., Ltd. Class A	10,200	101,887
Zhuhai Orbita Aerospace Science & Technology Co., Ltd. Class A (a)	47,100	75,327
		95,370,610
COLOMBIA — 0.1%
Cementos Argos SA	310,642	466,343
Geopark, Ltd.	29,220	334,569
		800,912
CZECH REPUBLIC — 0.1%
Philip Morris CR A/S	625	460,486
EGYPT — 0.7%
Cairo Investment & Real Estate Development Co. SAE	130,522	113,075
Cleopatra Hospital (a)	838,291	262,533
Eastern Co SAE	663,544	452,781
Egypt Kuwait Holding Co. SAE (a)	634,418	836,797
Egyptian Financial Group-Hermes Holding Co. (a)	591,830	557,925
ElSewedy Electric Co.	112,794	70,577
Emaar Misr for Development SAE (a)	1,135,840	215,455
Ezz Steel Co SAE (a)	108,197	103,238
Fawry for Banking & Payment Technology Services SAE (a)	414,605	338,071
Ghabbour Auto	401,753	130,423
Heliopolis Housing	279,369	119,323
MM Group for Industry & International Trade SAE (a)	266,479	116,701
Palm Hills Developments SAE	1,693,677	214,863
Pioneers Properties (a)	203,576	34,728
Sidi Kerir Petrochemicals Co. (a)	192,942	95,796
Security Description	Shares	Value
Six of October Development & Investment	179,644	$165,122
Talaat Moustafa Group	914,577	528,021
Telecom Egypt Co.	159,925	170,716
		4,526,145
GREECE — 0.7%
Athens Water Supply & Sewage Co. SA (a)	5,103	45,323
Danaos Corp. (a)(b)	9,697	723,881
Diana Shipping, Inc.	43,605	169,624
Ellaktor SA (a)	147,277	217,561
FF Group (a)(d)	24,815	—
Fourlis Holdings SA (a)	54,189	237,251
GEK Terna Holding Real Estate Construction SA (a)	54,656	591,092
Hellenic Exchanges - Athens Stock Exchange SA (a)	46,826	197,559
Holding Co. ADMIE IPTO SA	125,832	345,577
Intracom Holdings SA (a)	64,166	125,508
LAMDA Development SA (a)	53,790	422,379
Motor Oil Hellas Corinth Refineries SA	57,854	904,634
Safe Bulkers, Inc. (a)	76,738	289,302
Sarantis SA (a)	9,245	93,569
Terna Energy SA	25,350	391,484
Tsakos Energy Navigation, Ltd.	250	1,810
		4,756,554
HONG KONG — 0.8%
CT Environmental Group Ltd (b)(d)	3,217,900	—
AAG Energy Holdings, Ltd. (c)	1,061,923	192,054
Agritrade Resources, Ltd. (a)(d)	1,595,000	8,490
Anxin-China Holdings, Ltd. (d)	2,248,000	—
China Boton Group Co., Ltd. (a)(b)	192,000	102,202
China High Precision Automation Group, Ltd. (a)(d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	478,000	344,569
China Investment Fund Co., Ltd. (a)	776,464	326,668
China Lumena New Materials Corp. (a)(b)(d)	104,532	—
China Metal Recycling Holdings, Ltd. (b)(d)	693,675	—
Chongsing Holdings,Ltd. (a)(b)(d)	9,212,000	—
Citychamp Watch & Jewellery Group, Ltd. (a)	396,000	77,714
Comba Telecom Systems Holdings, Ltd. (a)(b)	2,024,690	467,458
Concord New Energy Group, Ltd.	7,610,000	800,405

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Dawnrays Pharmaceutical Holdings, Ltd.	456,000	$97,677
Digital China Holdings, Ltd. (b)	305,000	193,650
Guotai Junan International Holdings, Ltd. (a)(b)	2,913,973	403,665
Hi Sun Technology China, Ltd. (a)(b)	933,000	123,262
Huiyuan Juice Group, Ltd. (d)	1,494,400	—
IVD Medical Holding, Ltd.	136,000	56,170
Joy Spreader Group, Inc. (a)(b)	1,258,607	419,735
Kingkey Financial International Holdings, Ltd. (a)(b)	2,770,191	238,065
Meilleure Health International Industry Group, Ltd. (a)	858,000	52,825
Melco Resorts And Entertainment Philippines Corp.	1	71,089
Perennial Energy Holdings, Ltd. (b)	822,162	171,892
Pou Sheng International Holdings, Ltd. (a)	1,512,812	221,208
Realgold Mining (b)(d)	251,500	—
Skyworth Group, Ltd. (b)	728,000	509,842
Tech Pro Technology Development, Ltd. (a)(b)(d)	6,035,100	—
TROOPS, Inc. (a)(b)	23,547	115,616
United Laboratories International Holdings, Ltd.	878,500	491,292
Untrade MH Development NPV (b)(d)	276,000	—
Zhaoke Ophthalmology, Ltd. (a)(c)	179,875	131,510
		5,617,058
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	561,722	713,204
Opus Global Nyrt (a)	70,518	44,822
		758,026
INDIA — 16.0%
3i Infotech, Ltd. (a)	200,000	254,656
Aarti Drugs, Ltd. (a)	30,114	220,744
Acrysil, Ltd.	11,877	131,136
Action Construction Equipment, Ltd.	30,518	91,264
Advanced Enzyme Technologies, Ltd.	29,208	128,131
Aegis Logistics, Ltd.	114,061	339,487
Affle India, Ltd. (a)	38,575	585,068
Akzo Nobel India, Ltd.	8,391	230,890
Alembic, Ltd.	80,620	115,504
Alok Industries, Ltd. (a)	770,551	266,920
Amara Raja Batteries, Ltd.	54,276	465,214
Amber Enterprises India, Ltd. (a)	12,570	560,762
Amrutanjan Health Care, Ltd.	11,994	151,104
Angel One, Ltd.	13,668	217,342
Security Description	Shares	Value
Anupam Rasayan India, Ltd.	13,319	$177,516
Apar Industries, Ltd.	17,325	181,767
Apollo Tyres, Ltd.	240,381	708,671
Arvind Fashions, Ltd. (a)	46,846	170,815
Arvind, Ltd. (a)	122,155	198,427
Asahi India Glass, Ltd.	36,720	238,220
Ashoka Buildcon, Ltd. (a)	142,427	192,654
Aster DM Healthcare, Ltd. (a)(c)	145,015	339,051
Astra Microwave Products, Ltd.	56,062	176,627
AstraZeneca Pharma India, Ltd.	5,647	235,362
Avanti Feeds, Ltd.	14,658	111,361
Azure Power Global, Ltd. (a)(b)	11,001	199,668
Bajaj Electricals, Ltd. (a)	30,751	531,266
Bajaj Hindusthan Sugar, Ltd. (a)	547,160	111,514
Balaji Amines, Ltd.	6,894	316,230
Balmer Lawrie & Co., Ltd.	63,262	103,741
Balrampur Chini Mills, Ltd.	162,175	801,759
Bank of Maharashtra (a)	494,730	127,783
Barbeque Nation Hospitality, Ltd. (a)	13,603	263,155
BEML, Ltd.	14,295	315,974
Bhansali Engineering Polymers, Ltd.	40,467	90,803
Bharat Dynamics, Ltd.	52,608	275,688
Bharat Rasayan, Ltd.	258	40,393
Birla Corp., Ltd.	18,305	350,078
Birlasoft, Ltd. (a)	188,650	1,382,347
Blue Dart Express, Ltd.	6,438	547,617
Blue Star, Ltd.	46,080	627,237
Bombay Dyeing & Manufacturing Co., Ltd.	103,142	152,211
Borosil Renewables, Ltd. (a)	30,462	255,811
Brigade Enterprises, Ltd.	98,353	648,713
Brightcom Group, Ltd.	258,986	624,160
Brookfield India Real Estate Trust REIT (c)	79,477	317,467
Burger King India, Ltd. (a)	136,204	259,360
Camlin Fine Sciences, Ltd. (a)	70,782	123,881
Can Fin Homes, Ltd. (a)	73,394	545,945
Caplin Point Laboratories, Ltd.	20,403	235,551
Capri Global Capital, Ltd.	23,964	168,586
Carborundum Universal, Ltd.	76,895	1,015,448
Castrol India, Ltd.	334,705	552,921
CCL Products India, Ltd.	56,593	326,795
Ceat, Ltd.	9,151	149,602
Central Bank of India, Ltd. (a)	604,800	172,891
Century Plyboards India, Ltd.	48,503	390,122
Century Textiles & Industries, Ltd.	39,570	488,426
Cera Sanitaryware, Ltd.	3,482	225,603
CESC, Ltd.	420,230	494,650
CG Power & Industrial Solutions, Ltd. (a)	361,677	946,575
Chalet Hotels, Ltd. (a)	75,367	218,794

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Chambal Fertilizers and Chemicals, Ltd.	106,708	$566,731
Chennai Super Kings Cricket, Ltd. (d)	418,560	—
Cholamandalam Financial Holdings, Ltd.	73,229	642,441
Cigniti Technologies, Ltd.	16,593	120,783
City Union Bank, Ltd.	292,599	530,008
Cochin Shipyard, Ltd. (c)	47,880	229,495
Cosmo Films, Ltd.	6,760	127,078
Craftsman Automation, Ltd. (a)	4,057	123,395
CreditAccess Grameen, Ltd. (a)	35,622	286,493
CSB Bank, Ltd. (a)	39,491	125,004
Cyient, Ltd.	58,019	798,452
Dalmia Bharat Sugar & Industries, Ltd.	17,672	90,968
DCB Bank, Ltd.	43,988	46,511
DCM Shriram, Ltd. (a)	34,757	448,118
Deepak Fertilisers & Petrochemicals Corp., Ltd.	32,083	160,770
Delta Corp., Ltd.	69,467	242,224
Dhampur Sugar Mills, Ltd.	26,588	109,949
Dhani Services, Ltd. (a)	230,462	513,408
Dhanuka Agritech, Ltd.	3,829	42,980
Dish TV India, Ltd. (a)	793,946	197,056
Dishman Carbogen Amcis, Ltd. (a)	76,603	207,698
Dwarikesh Sugar Industries, Ltd.	108,083	103,815
Easy Trip Planners, Ltd.	24,611	178,535
eClerx Services, Ltd.	8,288	291,229
Edelweiss Financial Services, Ltd.	174,338	168,860
EID Parry India, Ltd.	72,269	438,802
EIH, Ltd. (a)	29,738	49,806
Elgi Equipments, Ltd.	96,991	390,257
Engineers India, Ltd.	147,813	139,192
EPL ,Ltd.	46,761	130,371
Equitas Holdings, Ltd.	118,478	176,675
Equitas Small Finance Bank, Ltd. (a)(c)	199,762	159,894
Eris Lifesciences, Ltd. (c)	17,313	177,018
ESAB India, Ltd.	4,908	221,451
Eveready Industries India, Ltd. (a)	51,139	201,603
Exide Industries, Ltd.	331,830	751,505
FDC, Ltd. (a)	46,408	189,913
Filatex India, Ltd.	68,429	89,292
Fine Organic Industries, Ltd.	6,239	311,708
Finolex Cables, Ltd.	67,207	477,456
Finolex Industries, Ltd.	143,569	399,792
Firstsource Solutions, Ltd.	220,954	544,243
Future Consumer, Ltd. (a)	1,396,805	140,929
Gabriel India, Ltd.	76,195	142,631
Galaxy Surfactants, Ltd.	7,261	306,950
Garware Technical Fibres, Ltd.	4,147	177,460
Security Description	Shares	Value
Gati, Ltd. (a)	51,213	$129,349
GE T&D India, Ltd. (a)	76,261	137,112
GHCL, Ltd.	58,171	294,824
Globus Spirits, Ltd.	8,335	143,757
GMM Pfaudler, Ltd.	5,378	351,746
Godawari Power and Ispat, Ltd.	29,076	108,523
Godfrey Phillips India, Ltd.	21,890	331,608
Godrej Agrovet, Ltd. (c)	26,037	181,348
Granules India, Ltd. (a)	139,021	628,754
Graphite India, Ltd.	51,399	351,911
Great Eastern Shipping Co., Ltd.	87,902	352,622
Greaves Cotton, Ltd.	94,175	174,704
Greenpanel Industries, Ltd. (a)	41,896	236,602
Greenply Industries, Ltd.	61,487	170,435
Grindwell Norton, Ltd.	21,813	562,523
Gujarat Ambuja Exports, Ltd.	73,697	167,895
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	47,855	283,677
Gujarat Pipavav Port, Ltd. (a)	52,236	70,130
Gujarat State Fertilizers & Chemicals, Ltd.	206,374	337,314
Hathway Cable & Datacom, Ltd. (a)	488,003	143,770
HealthCare Global Enterprises, Ltd. (a)	46,795	150,484
HEG, Ltd.	9,273	223,050
HeidelbergCement India, Ltd.	57,322	174,544
Hemisphere Properties India, Ltd. (a)	75,733	130,202
Heranba Industries, Ltd.	9,571	86,890
Heritage Foods, Ltd.	21,229	116,489
Hester Biosciences, Ltd.	4,218	143,664
HFCL, Ltd.	512,199	542,960
HG Infra Engineering, Ltd.	13,377	102,511
Hikal, Ltd.	25,808	182,878
HIL, Ltd.	2,844	171,591
Himadri Speciality Chemical, Ltd.	169,788	103,126
Himatsingka Seide, Ltd.	30,078	101,743
Hinduja Global Solutions, Ltd.	4,850	215,676
Hindustan Construction Co., Ltd. (a)	832,696	186,511
Hindustan Copper, Ltd.	231,529	388,396
Hindustan Oil Exploration Co., Ltd. (a)	76,973	188,923
Hitachi Energy India, Ltd.	8,320	282,806
Hle Glascoat, Ltd. (a)	2,595	204,023
Home First Finance Co. India, Ltd. (a)(c)	22,839	237,866
Housing & Urban Development Corp., Ltd.	292,348	152,986
IDFC, Ltd. (a)	1,002,912	849,975
IFB Industries, Ltd. (a)	10,116	153,062
IFCI, Ltd. (a)	655,316	143,254
IIFL Finance, Ltd. (a)	85,697	322,103

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
IIFL Securities, Ltd.	84,001	$102,945
IIFL Wealth Management, Ltd.	13,928	265,995
India Cements, Ltd.	259,708	671,668
India Glycols, Ltd.	10,494	128,268
Indiabulls Housing Finance, Ltd.	249,043	730,354
Indiabulls Real Estate, Ltd. (a)	247,799	525,695
Indian Energy Exchange, Ltd. (c)	286,608	974,694
Indigo Paints, Ltd. (a)	7,319	209,791
Indo Count Industries, Ltd.	60,822	204,552
Indoco Remedies, Ltd.	30,073	183,790
Infibeam Avenues, Ltd.	602,479	325,815
Ingersoll Rand India, Ltd.	8,335	131,339
Inox Leisure, Ltd. (a)	70,418	334,728
Inox Wind, Ltd. (a)	69,942	108,861
Intellect Design Arena, Ltd. (a)	54,163	540,824
ION Exchange India, Ltd.	4,177	117,990
IRB Infrastructure Developers, Ltd. (a)	48,257	147,623
IRCON International, Ltd. (c)	356,899	216,773
ITD Cementation India, Ltd.	119,981	130,092
J Kumar Infraprojects, Ltd.	59,590	129,664
Jain Irrigation Systems, Ltd. (a)	325,520	182,169
Jaiprakash Associates, Ltd. (a)	1,206,274	161,463
Jaiprakash Power Ventures, Ltd. (a)	1,779,771	148,443
Jammu & Kashmir Bank, Ltd. (a)	240,108	117,412
Jamna Auto Industries, Ltd.	179,520	249,106
JB Chemicals & Pharmaceuticals, Ltd.	26,985	646,059
Jindal Poly Films, Ltd.	7,895	110,392
Jindal Saw, Ltd. (a)	125,424	166,786
Jindal Stainless, Ltd. (a)	96,132	256,315
JK Lakshmi Cement, Ltd.	41,685	324,264
JK Paper, Ltd.	58,997	162,779
JK Tyre & Industries, Ltd.	83,057	155,643
JM Financial, Ltd.	242,429	242,639
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	7,068	187,825
Jubilant Ingrevia, Ltd.	54,113	417,628
Jubilant Pharmova, Ltd.	70,751	558,313
Just Dial, Ltd. (a)	3,104	34,117
Jyothy Labs, Ltd.	102,942	191,383
Kalpataru Power Transmission, Ltd.	59,896	301,794
Kalyan Jewellers India, Ltd. (a)	183,709	169,164
Karur Vysya Bank, Ltd.	1	1
KCP Ltd	54,716	102,166
KEC International, Ltd.	104,062	670,689
KEI Industries, Ltd.	39,369	618,612
Kiri Industries, Ltd. (a)	23,707	155,202
KNR Constructions, Ltd.	96,014	387,295
KPIT Technologies, Ltd.	108,720	896,473
KPR Mill, Ltd.	57,740	519,877
KSB, Ltd.	8,131	133,474
Security Description	Shares	Value
LA Opala RG, Ltd.	44,396	$253,318
Lakshmi Machine Works, Ltd.	1,569	181,010
Laxmi Organic Industries, Ltd.	32,245	187,456
Lemon Tree Hotels, Ltd. (a)(c)	243,207	152,463
LG Balakrishnan & Bros, Ltd.	21,075	184,807
LT Foods, Ltd.	139,198	140,348
LUX Industries, Ltd.	5,229	259,489
Mahanagar Gas, Ltd.	37,670	437,305
Maharashtra Scooters, Ltd.	3,526	179,998
Mahindra CIE Automotive, Ltd. (a)	83,723	263,776
Mahindra Holidays & Resorts India, Ltd. (a)	71,129	179,794
Mahindra Lifespace Developers, Ltd. (a)	60,961	198,951
Mahindra Logistics, Ltd. (c)	23,916	219,034
Maithan Alloys, Ltd.	7,559	103,233
Manali Petrochemicals, Ltd.	79,934	117,155
Manappuram Finance, Ltd.	503,401	1,114,671
Mangalam Cement, Ltd.	15,799	81,805
Mangalore Refinery & Petrochemicals, Ltd. (a)	256,903	148,953
Marksans Pharma, Ltd.	197,070	159,463
MAS Financial Services, Ltd. (c)	11,640	98,932
Mastek, Ltd.	9,785	397,596
Matrimony.com, Ltd. (c)	13,124	163,671
Mazagon Dock Shipbuilders, Ltd.	54,969	206,164
Metropolis Healthcare, Ltd. (c)	18,127	839,075
Minda Corp., Ltd.	105,207	238,619
Mishra Dhatu Nigam, Ltd. (c)	55,782	135,936
MMTC, Ltd. (a)	158,820	94,541
MOIL, Ltd.	90,750	206,440
Morepen Laboratories, Ltd. (a)	222,153	168,104
Motilal Oswal Financial Services, Ltd.	21,185	260,952
Mrs Bectors Food Specialities, Ltd.	24,243	124,549
MTAR Technologies, Ltd.	9,455	313,284
Multi Commodity Exchange of India, Ltd.	23,223	494,478
Narayana Hrudayalaya, Ltd. (a)	53,524	460,460
National Fertilizers, Ltd. (a)	135,015	95,537
Nava Bharat Ventures, Ltd.	92,074	136,435
Navneet Education, Ltd.	93,205	111,278
Nazara Technologies, Ltd. (a)	7,430	228,800
NBCC India, Ltd.	185,611	114,859
Neogen Chemicals, Ltd.	6,851	151,576
NESCO, Ltd.	23,713	185,929
Network18 Media & Investments, Ltd. (a)	233,751	284,423
NIIT, Ltd.	65,095	395,199
Nilkamal, Ltd.	2,818	92,371
NLC India, Ltd.	227,378	189,799
NOCIL, Ltd.	82,020	256,590
Olectra Greentech, Ltd. (a)	26,276	282,075

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Orient Cement, Ltd.	85,681	$183,843
Orient Electric, Ltd.	91,771	463,882
Orissa Minerals Development Co. Ltd (a)	3,017	93,218
Paisalo Digital, Ltd.	14,728	143,891
Phillips Carbon Black, Ltd.	59,492	194,117
Phoenix Mills, Ltd.	70,433	933,619
PNB Housing Finance, Ltd. (c)	26,171	174,396
PNC Infratech, Ltd.	83,370	295,356
Poly Medicure, Ltd.	39,247	505,769
Polyplex Corp., Ltd.	11,066	279,197
Poonawalla Fincorp, Ltd. (a)	146,346	431,642
Praj Industries, Ltd.	87,084	392,393
Prakash Industries, Ltd. (a)	138,154	101,289
Prestige Estates Projects, Ltd.	115,236	735,963
Prince Pipes & Fittings, Ltd.	19,543	184,058
Privi Speciality Chemicals, Ltd.	6,307	154,354
Procter & Gamble Health, Ltd.	5,968	428,591
PTC India, Ltd.	404,866	593,936
Punjab Chemicals & Crop Protection, Ltd.	4,943	97,187
PVR, Ltd. (a)	37,562	656,034
Quess Corp., Ltd. (a)(c)	50,673	583,755
Radico Khaitan, Ltd.	54,284	902,705
Rail Vikas Nigam, Ltd.	483,645	226,092
Railtel Corp. of India, Ltd.	85,922	135,178
Rain Industries, Ltd.	54,407	175,512
Rallis India, Ltd.	83,727	308,616
Ramco Systems, Ltd. (a)	15,786	100,426
Ramkrishna Forgings, Ltd.	11,951	152,684
Rashtriya Chemicals & Fertilizers, Ltd.	128,878	132,110
Ratnamani Metals & Tubes, Ltd.	5,243	137,145
RattanIndia Infrastructure, Ltd. (a)	234,663	150,264
Raymond, Ltd. (a)	40,054	334,907
RBL Bank, Ltd. (a)(c)	328,294	561,542
Redington India, Ltd.	538,412	1,049,146
Reliance Infrastructure, Ltd. (a)	188,722	243,723
Reliance Power, Ltd. (a)	1,840,520	336,730
Religare Enterprises, Ltd. (a)	69,200	122,880
RITES, Ltd.	70,048	249,008
Rossari Biotech, Ltd.	9,948	171,758
Route Mobile, Ltd.	12,490	299,650
RPSG Ventures, Ltd. (a)	13,814	133,251
Rupa & Co., Ltd.	17,749	105,524
Safari Industries India, Ltd. (a)	10,525	126,438
Saregama India, Ltd.	1,932	136,285
Sasken Technologies, Ltd.	8,008	141,974
Schneider Electric Infrastructure, Ltd. (a)	64,490	91,744
Sequent Scientific, Ltd.	71,031	153,795
Sharda Cropchem, Ltd. (a)	32,314	153,972
Shilpa Medicare, Ltd.	29,029	208,963
Shipping Corp. of India, Ltd.	155,269	281,878
Shoppers Stop, Ltd. (a)	45,287	201,531
Security Description	Shares	Value
Shree Renuka Sugars, Ltd. (a)	436,839	$176,591
Shriram City Union Finance, Ltd.	16,759	397,458
SIS, Ltd. (a)	31,384	194,188
SKF India, Ltd.	23,254	1,170,370
Sobha, Ltd.	31,877	383,980
Solara Active Pharma Sciences, Ltd.	12,386	169,797
Sonata Software, Ltd.	42,863	504,999
SpiceJet, Ltd. (a)	255,639	234,367
Star Cement, Ltd. (a)	143,099	183,456
Sterling and Wilson Renewable (a)	42,660	219,453
Sterlite Technologies, Ltd.	131,949	510,769
Stove Kraft, Ltd. (a)	10,825	141,662
Strides Pharma Science, Ltd.	63,460	381,644
Subex, Ltd.	385,851	281,074
Sudarshan Chemical Industries	28,258	212,023
Sunteck Realty, Ltd.	49,038	324,201
Suprajit Engineering, Ltd.	62,396	360,976
Surya Roshni, Ltd.	14,329	112,476
Suryoday Small Finance Bank, Ltd. (a)	77,012	150,894
Suven Pharmaceuticals, Ltd. (a)	68,675	455,689
Suzlon Energy, Ltd. (a)	2,105,398	288,893
Swan Energy, Ltd. (a)	48,338	94,809
Symphony, Ltd.	18,094	243,373
Tamilnadu Petroproducts, Ltd.	64,088	95,439
Tanla Platforms, Ltd.	40,081	1,015,429
Tata Coffee, Ltd.	56,690	162,553
Tata Investment Corp., Ltd.	17,676	322,343
Tata Metaliks, Ltd.	7,640	86,209
Tata Teleservices Maharashtra, Ltd. (a)	357,713	992,984
TCI Express, Ltd.	9,768	290,823
TCNS Clothing Co., Ltd. (a)(c)	19,021	199,970
TeamLease Services, Ltd. (a)	7,804	437,182
Tejas Networks, Ltd. (a)(c)	36,611	206,337
Thirumalai Chemicals, Ltd.	42,371	135,032
Thyrocare Technologies, Ltd. (c)	13,095	195,106
Tide Water Oil Co. India, Ltd.	3,944	78,603
Time Technoplast, Ltd.	150,752	154,127
Timken India, Ltd.	20,015	535,313
Trident, Ltd.	1,835,939	1,317,636
Triveni Engineering & Industries, Ltd.	62,967	187,540
Triveni Turbine, Ltd.	92,917	236,806
TTK Prestige, Ltd.	33,960	450,771
TV18 Broadcast, Ltd. (a)	296,138	178,673
UCO Bank (a)	937,732	163,993
Uflex, Ltd.	37,821	260,830
Ujjivan Small Finance Bank, Ltd. (a)(c)	601,288	150,452
Usha Martin, Ltd. (a)	111,139	134,708

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
UTI Asset Management Co., Ltd.	28,615	$405,403
VA Tech Wabag, Ltd. (a)	34,855	145,120
Vaibhav Global, Ltd. (a)	37,092	293,525
Vakrangee, Ltd.	374,583	221,971
Valiant Organics, Ltd. (c)	9,006	126,339
Vardhman Textiles, Ltd.	15,845	494,178
Varroc Engineering, Ltd. (a)(c)	44,765	200,141
Venky's India, Ltd.	4,651	166,871
V-Guard Industries, Ltd.	121,916	363,522
VIP Industries, Ltd. (a)	53,976	391,156
V-Mart Retail, Ltd. (a)	7,462	374,949
VRL Logistics, Ltd.	24,244	139,719
VST Industries, Ltd.	1,616	68,911
VST Tillers Tractors, Ltd.	4,126	153,402
WABCO India, Ltd.	3,749	428,467
Welspun Corp., Ltd.	69,777	167,506
Welspun India, Ltd.	297,140	581,603
West Coast Paper Mills, Ltd.	50,840	161,133
Westlife Development, Ltd. (a)	60,179	455,255
Wockhardt, Ltd. (a)	30,178	167,604
Zensar Technologies, Ltd.	61,989	434,924
Zydus Wellness, Ltd.	17,284	438,171
		106,024,161
INDONESIA — 2.8%
Ace Hardware Indonesia Tbk PT	5,800,614	520,946
Adi Sarana Armada Tbk PT (a)	1,376,775	320,708
Astra Agro Lestari Tbk PT	435,722	290,430
Bank BTPN Syariah Tbk PT (a)	2,900,924	728,666
Bank Bukopin Tbk PT (a)	2,963,100	56,133
Bank CIMB Niaga Tbk PT	3,229,100	218,634
Bank Danamon Indonesia Tbk PT	2,742,288	452,158
Bank Ina Perdana PT (a)	304,300	81,346
Bank Neo Commerce Tbk PT	1,829,500	337,596
Bank Pan Indonesia Tbk PT (a)	1,752,100	94,658
Bank Pembangunan Daerah Jawa Timur Tbk PT	5,983,300	314,855
Bank Tabungan Negara Persero Tbk PT (a)	7,417,062	900,300
BFI Finance Indonesia Tbk PT	7,020,595	578,790
Bintang Oto Global Tbk PT (a)	3,104,463	302,768
Bukit Asam Tbk PT	5,757,310	1,094,707
Bumi Serpong Damai Tbk PT (a)	7,410,600	525,151
Ciputra Development Tbk PT	9,357,299	636,841
Digital Mediatama Maxima Tbk PT (a)	944,234	180,201
Erajaya Swasembada Tbk PT	5,650,000	237,853
Harum Energy Tbk PT	419,974	304,244
Indo Tambangraya Megah Tbk PT	521,736	746,775
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,561,465	155,458
Security Description	Shares	Value
Inti Agri Resources Tbk PT (a)(d)	258,200	$—
Japfa Comfeed Indonesia Tbk PT	6,387,047	770,793
Jasa Marga Persero Tbk PT (a)	1,846,814	504,059
Kimia Farma Tbk PT	266,100	45,369
Link Net Tbk PT	1,322,835	371,257
M Cash Integrasi PT (a)	312,516	208,856
Matahari Department Store Tbk PT (a)	385,200	112,161
Medco Energi Internasional Tbk PT (a)	5,457,792	178,448
Medikaloka Hermina Tbk PT	3,056,553	229,469
Metro Healthcare Indonesia Tbk PT (a)	4,052,000	146,415
Metrodata Electronics Tbk PT	1,150,469	308,352
Mitra Adiperkasa Tbk PT (a)	8,906,400	443,680
Pabrik Kertas Tjiwi Kimia Tbk PT	1,344,485	709,858
Pacific Strategic Financial Tbk PT (a)	2,577,000	201,604
Pakuwon Jati Tbk PT	7,521,600	244,871
Perusahaan Gas Negara Tbk PT (a)	13,795,477	1,330,909
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,272,823	105,827
Prodia Widyahusada Tbk PT	450,136	290,563
Rimo International Lestari Tbk PT (a)(d)	100,200	—
Saratoga Investama Sedaya Tbk PT	1,744,455	342,710
Siloam International Hospitals Tbk PT	95,300	57,337
Summarecon Agung Tbk PT (a)	9,185,415	538,139
Surya Citra Media Tbk PT (a)	27,055,535	618,846
Timah Tbk PT (a)	3,584,312	365,913
Trada Alam Minera Tbk PT (a)(d)	6,757,200	—
Tunas Baru Lampung Tbk PT	955,300	53,286
XL Axiata Tbk PT	4,851,732	1,079,108
		18,337,048
KUWAIT — 1.5%
A'ayan Leasing & Investment Co. KSCP (a)	223,100	118,101
Al Ahli Bank of Kuwait KSCP (a)	759,577	638,321
Al Mazaya Holding Co. KSCP (a)	615,849	155,872
ALAFCO Aviation Lease & Finance Co. KSCP (a)	317,554	229,038
Alimtiaz Investment Group KSC (a)	967,805	377,836

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Arzan Financial Group for Financing & Investment KPSC (a)	219,759	$117,059
Boubyan Petrochemicals Co. KSCP	271,743	766,005
Boursa Kuwait Securities Co. KPSC	70,789	473,098
Commercial Real Estate Co. KSC	1,011,810	418,449
First Investment Co. KSCP (a)	378,852	105,540
Gulf Cable & Electrical Industries Co. KSCP	125,166	360,693
Heavy Engineering & Ship Building Co. KSCP Class B	184,941	311,447
Humansoft Holding Co. KSC	67,213	716,939
Integrated Holding Co. KCSC (a)	181,464	222,140
Jazeera Airways Co. KSCP (a)	102,485	437,405
Kuwait Financial Centre SAK (a)	255,922	153,257
Kuwait International Bank KSCP (a)	663,966	478,890
Kuwait Investment Co. SAK (a)	120,868	112,370
Kuwait Projects Co. Holding KSCP	179,953	84,544
Kuwait Real Estate Co. KSC (a)	288,891	171,089
Mezzan Holding Co. KSCC	131,909	257,053
National Industries Group Holding SAK (a)	1,108,496	1,037,897
National Investments Co. KSCP	217,294	157,444
National Real Estate Co. KPSC (a)	616,297	450,626
Noor Financial Investment Co. KSC	172,882	181,891
Qurain Petrochemical Industries Co.	341,978	392,610
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	344,895	260,169
Warba Bank KSCP (a)	1,013,961	919,190
		10,104,973
MACAU — 0.1%
Huasheng International Holding, Ltd. (b)	3,227,894	844,619
MALAYSIA — 4.4%
Aemulus Holdings Bhd (a)	679,178	198,895
Aeon Co. M Bhd	168,800	57,131
AEON Credit Service M Bhd	14,300	46,751
AirAsia Group Bhd (a)	753,900	142,962
Alliance Bank Malaysia Bhd	259,200	177,943
Astro Malaysia Holdings Bhd	2,029,091	462,707
Awanbiru Technology Bhd (a)	662,182	111,264
Axis Real Estate Investment Trust	442,956	206,273
Bahvest Resources Bhd (a)	415,700	43,905
Security Description	Shares	Value
Bank Islam Malaysia Bhd	654,218	$471,112
Berjaya Corp. Bhd (a)	2,123,945	127,457
Berjaya Sports Toto Bhd	362,185	165,183
Bermaz Auto Bhd	319,700	121,250
British American Tobacco Malaysia Bhd	115,036	386,031
Bursa Malaysia Bhd	617,047	970,153
Careplus Group Bhd	160,500	40,067
Carlsberg Brewery Malaysia Bhd Class B	111,600	537,909
Comfort Glove Bhd	155,800	39,642
D&O Green Technologies Bhd	482,724	683,647
Dagang NeXchange Bhd (a)	2,105,518	384,108
Datasonic Group Bhd	1,257,400	123,748
Dayang Enterprise Holdings Bhd	863,600	166,874
DRB-Hicom Bhd	279,800	96,043
Dufu Technology Corp. Bhd	304,877	313,952
Duopharma Biotech Bhd	734,106	296,039
FGV Holdings Bhd	604,600	214,788
Frontken Corp. Bhd	942,715	905,151
Gamuda Bhd (a)	1,362,247	948,276
GDEX Bhd (a)	578,000	39,542
Genetec Technology Bhd (a)	26,276	248,884
Genting Plantations Bhd	81,947	131,792
Heineken Malaysia Bhd	127,100	635,805
Hextar Global Bhd	739,752	280,559
Hiap Teck Venture Bhd	1,252,544	150,329
Hibiscus Petroleum Bhd	584,600	114,366
Hong Leong Capital Bhd	135,511	236,803
Hong Seng Consolidated Bhd (a)	1,062,987	686,374
IGB Real Estate Investment Trust	1,146,700	454,166
IJM Corp. Bhd	2,843,985	1,037,652
IOI Properties Group Bhd	750,100	198,058
JAKS Resources Bhd (a)	3,320,687	310,866
JF Technology Bhd	544,441	186,882
JHM Consolidation Bhd	500,102	207,676
Kelington Group Bhd	624,942	258,017
Kossan Rubber Industries Bhd	1,100,704	507,286
KPJ Healthcare Bhd	2,247,464	598,820
Leong Hup International Bhd	330,600	41,662
Lotte Chemical Titan Holding Bhd (c)	704,931	406,105
Magnum Bhd (a)	717,690	327,319
Malakoff Corp. Bhd	662,600	114,516
Malayan Flour Mills Bhd	873,919	143,695
Malaysia Building Society Bhd	456,307	58,599
Mega First Corp. BHD	473,319	397,652
Mi Technovation Bhd	355,685	288,578
My EG Services Bhd	2,820,587	724,443
Padini Holdings Bhd	538,100	361,661
Pavilion Real Estate Investment Trust	1,032,200	309,710
Pentamaster Corp. Bhd	613,059	816,725
Pentamaster International, Ltd.	372,000	62,029

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
PIE Industrial Bhd	228,079	$208,041
Revenue Group Bhd (a)	221,955	82,580
Rubberex Corp. M Bhd (a)	651,126	81,274
Scientex Bhd	793,764	912,657
Sime Darby Property Bhd	1,132,600	161,761
SKP Resources Bhd	915,515	382,380
SP Setia Bhd Group	1,427,909	442,151
Sunway Bhd	1,249,114	515,717
Sunway Real Estate Investment Trust (a)	1,967,400	665,875
Supermax Corp. Bhd	1,252,993	442,127
Syarikat Takaful Malaysia Keluarga Bhd	267,714	237,768
Ta Ann Holdings Bhd	297,611	250,748
Taliworks Corp. Bhd	400,200	83,095
Thong Guan Industries Bhd	279,111	187,593
TIME dotCom Bhd	1,001,396	1,105,718
TSH Resources Bhd	989,372	256,486
Unisem M Bhd	427,782	418,951
United Plantations Bhd	31,300	104,283
UOA Development Bhd	430,200	172,452
UWC Bhd	359,027	535,179
VS Industry Bhd	2,864,400	941,965
Widad Group Bhd (a)	2,460,941	215,613
Yinson Holdings Bhd	784,530	1,129,904
YTL Corp. Bhd	3,470,584	483,183
YTL Power International Bhd	968,893	143,031
		28,936,364
MEXICO — 1.5%
Alsea SAB de CV (a)	474,426	879,769
Bolsa Mexicana de Valores SAB de CV	528,928	1,005,906
Concentradora Fibra Danhos SA de CV REIT	372,930	420,947
Corp. Inmobiliaria Vesta SAB de CV	632,777	1,274,830
Genomma Lab Internacional SAB de CV Class B (b)	763,531	801,400
Gentera SAB de CV (a)	325,900	209,888
Grupo Comercial Chedraui SA de CV	40,541	84,034
Grupo Herdez SAB de CV (b)	71,658	141,740
Grupo Traxion SAB de CV (a)(b)(c)	244,634	427,826
Macquarie Mexico Real Estate Management SA de CV REIT (c)	263,535	337,773
Nemak SAB de CV (c)	1,302,960	387,100
PLA Administradora Industrial S de RL de CV REIT	590,854	827,744
Prologis Property Mexico SA de CV REIT	423,460	1,175,921
Qualitas Controladora SAB de CV (b)	204,527	1,038,276
Regional SAB de CV	138,344	717,780
Unifin Financiera SAB de CV (a)(b)	44,679	81,782
Security Description	Shares	Value
Vista Oil & Gas SAB de CV ADR (a)	83,165	$443,269
		10,255,985
MONACO — 0.0% (e)
Costamare, Inc.	24,961	315,757
PAKISTAN — 0.6%
Bank Al Habib, Ltd.	512,423	200,353
Bank Alfalah, Ltd.	353,624	69,322
DG Khan Cement Co., Ltd.	403,355	189,543
Engro Corp., Ltd.	147,355	227,436
Engro Fertilizers, Ltd.	410,104	176,798
Fauji Fertilizer Co., Ltd.	499,551	283,768
Habib Bank, Ltd.	470,285	310,734
Hub Power Co. Ltd	645,048	260,724
Lucky Cement, Ltd. (a)	154,527	594,714
Maple Leaf Cement Factory, Ltd. (a)	672,511	136,979
Mari Petroleum Co., Ltd.	18,412	172,565
MCB Bank, Ltd.	442,416	384,388
Meezan Bank, Ltd.	440,277	334,536
Millat Tractors, Ltd.	26,095	127,480
National Bank of Pakistan (a)	575,000	112,459
Pakistan Oilfields, Ltd.	25,337	51,337
Pakistan Petroleum, Ltd.	234,872	105,180
Pakistan State Oil Co., Ltd.	59,760	61,585
Searle Co., Ltd.	57,897	47,144
Systems, Ltd.	30,141	129,758
United Bank, Ltd.	184,985	143,146
		4,119,949
PERU — 0.1%
Alicorp SAA	167,636	254,137
Ferreycorp SAA	156,276	80,277
Volcan Cia Minera SAA Class B (a)	1,961,244	294,869
		629,283
PHILIPPINES — 1.1%
AllHome Corp.	840,200	138,242
Alliance Global Group, Inc.	2,920,483	675,819
AyalaLand Logistics Holdings Corp. (a)	1,667,340	220,056
Bloomberry Resorts Corp. (a)	2,476,600	305,978
Century Pacific Food, Inc.	631,355	362,154
Cosco Capital, Inc.	117,600	11,992
D&L Industries, Inc.	3,745,152	694,057
DITO CME Holdings Corp. (a)	1,679,929	166,370
DMCI Holdings, Inc.	5,359,296	810,319
Filinvest Land, Inc.	3,022,000	65,190
LT Group, Inc.	3,361,968	652,713
Manila Water Co., Inc.	405,800	196,961
Megaworld Corp.	6,327,000	390,843
Petron Corp. (a)	735,000	45,692
Philippine National Bank (a)	351,900	138,710
Pilipinas Shell Petroleum Corp. (a)	243,100	94,775

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
PNB Holdings Corp.	36,116	$29,569
Robinsons Land Corp.	1,781,472	670,771
Security Bank Corp.	234,109	546,335
Semirara Mining & Power Corp.	1,471,315	616,023
Wilcon Depot, Inc.	820,620	490,835
		7,323,404
POLAND — 1.7%
11 bit studios SA (a)	3,554	488,516
Alior Bank SA (a)	85,460	1,159,851
Amica SA	1,088	30,504
Asseco Poland SA	59,736	1,281,306
Bank Handlowy w Warszawie SA	27,204	398,232
Bank Millennium SA (a)	610,325	1,240,972
Benefit Systems SA (a)	729	115,037
Budimex SA	8,079	455,025
CCC SA (a)	32,790	858,313
Celon Pharma SA	4,583	37,695
Ciech SA	47,331	493,227
Datawalk SA (a)	1,840	103,176
Develia SA	301,667	222,298
Dom Development SA	1,423	42,368
Enea SA (a)	41,011	86,593
EPP NV (a)	111,546	82,122
Famur SA (a)	142,753	118,654
Grupa Azoty SA (a)	9,046	75,862
Grupa Kety SA	4,280	647,777
KRUK SA	16,032	1,300,730
LiveChat Software SA	10,240	296,753
Mabion SA (a)	10,473	158,768
Mercator Medical SA (a)	1,902	45,776
Mo-BRUK SA	556	53,111
PlayWay SA (a)	4,267	442,538
Serinus Energy PLC (a)	317,589	50,344
Tauron Polska Energia SA (a)	1,023,970	674,280
Wirtualna Polska Holding SA	4,983	174,326
X-Trade Brokers Dom Maklerski SA (c)	57,943	241,238
		11,375,392
QATAR — 0.7%
Aamal Co.	452,581	134,743
Al Meera Consumer Goods Co. QSC	129,869	699,103
Baladna	929,996	369,087
Gulf International Services QSC (a)	1,167,982	550,469
Gulf Warehousing Co. (a)	182,932	227,999
Investment Holding Group (a)	357,332	120,615
Mazaya Real Estate Development QPSC	820,631	207,355
Medicare Group	114,389	266,981
Qatar First Bank (a)	625,612	307,565
Qatari Investors Group QSC	570,632	347,927
Security Description	Shares	Value
Salam International Investment, Ltd. QSC (a)	602,257	$135,471
United Development Co. QSC	1,762,343	745,402
Vodafone Qatar QSC	1,326,960	607,537
		4,720,254
RUSSIA — 0.4%
Detsky Mir PJSC	400,000	664,905
Etalon Group PLC GDR	146,820	160,034
Globaltrans Investment PLC GDR	116,114	989,291
M. Video PJSC (a)	61,146	356,981
Mosenergo PJSC (a)	3,345,848	93,476
OGK-2 PJSC (a)	14,657,102	123,955
QIWI PLC ADR	20,500	163,590
		2,552,232
SAUDI ARABIA — 3.8%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	50,906	234,300
Al Alamiya for Cooperative Insurance Co. (a)	15,416	93,784
Al Babtain Power & Telecommunication Co.	22,131	185,683
Al Hammadi Co. for Development & Investment	50,061	537,358
Al Hassan Ghazi Ibrahim Shaker Co. (a)	12,583	74,270
Al Jouf Agricultural Development Co.	8,210	127,707
Al Jouf Cement Co. (a)	53,681	155,564
Al Khaleej Training & Education Co.	41,054	200,546
Al Moammar Information Systems Co.	5,261	212,155
Al Rajhi Co. for Co-operative Insurance (a)	13,987	289,471
Al Rajhi REIT	134,542	391,327
Al Yamamah Steel Industries Co.	7,446	86,074
AlAbdullatif Industrial Investment Co. (a)	15,974	125,728
Alahli REIT Fund 1	80,252	243,680
Alandalus Property Co.	22,001	105,481
Alaseel Co.	10,896	139,596
Aldrees Petroleum & Transport Services Co.	28,964	515,341
Al-Etihad Cooperative Insuarnce Co. (a)	27,270	144,253
Alkhabeer REIT	46,369	107,080
AlKhorayef Water & Power Technologies Co.	3,302	90,061
Alujain Holding	24,749	355,968
Amana Cooperative Insurance Co. (a)	7,138	65,403
Arab Sea Information Systems Co. (a)	2,510	131,036

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Arabian Cement Co.	39,616	$398,861
Arabian Pipes Co. (a)	18,413	80,726
Arabian Shield Cooperative Insurance Co. (a)	15,089	101,681
Arriyadh Development Co.	50,206	339,663
Aseer Trading Tourism & Manufacturing Co. (a)	40,927	207,775
Astra Industrial Group	24,938	264,365
Ataa Educational Co.	14,015	216,138
AXA Cooperative Insurance Co. (a)	10,052	88,354
Ayyan Investment Co. (a)	14,332	77,646
Baazeem Trading Co.	2,825	84,726
Basic Chemical Industries, Ltd.	8,738	93,212
Batic Investments & Logistic Co. (a)	20,206	132,073
Bawan Co.	26,788	250,085
Buruj Cooperative Insurance Co.	16,504	97,150
City Cement Co. (a)	58,206	349,447
Dallah Healthcare Co.	26,493	529,945
Derayah REIT	107,636	364,100
Dur Hospitality Co.	52,243	432,761
Eastern Province Cement Co. (a)	37,845	443,024
Fawaz Abdulaziz Al Hokair & Co. (a)	62,313	258,254
Fitaihi Holding Group	8,171	88,687
Gulf General Cooperative Insurance Co. (a)	24,079	81,067
Hail Cement Co.	30,754	108,783
Halwani Brothers Co.	5,533	133,963
Herfy Food Services Co.	24,311	404,061
Jadwa REIT Saudi Fund	111,785	446,021
Jazan Energy & Development Co. (a)	36,557	187,342
L'Azurde Co. for Jewelry (a)	14,896	81,415
Leejam Sports Co. JSC	21,662	628,904
Maharah Human Resources Co.	10,174	205,951
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	20,218	92,517
Methanol Chemicals Co. (a)	20,607	197,595
Middle East Healthcare Co. (a)	18,767	158,208
Middle East Paper Co. (a)	10,083	117,094
Musharaka Real Estate Income Fund REIT	114,018	301,262
Najran Cement Co.	49,286	237,083
National Agriculture Development Co (a)	29,960	242,192
National Co. for Glass Industries (a)	31,578	370,081
National Co. for Learning & Education	18,367	293,528
National Gas & Industrialization Co.	27,270	393,680
National Gypsum	7,222	86,562
Security Description	Shares	Value
National Medical Care Co.	21,065	$351,233
Northern Region Cement Co.	47,918	171,282
Qassim Cement Co.	32,924	663,847
Raydan Food Co. (a)	15,349	82,583
Red Sea International Co. (a)	18,489	104,008
Riyad REIT Fund	155,646	408,351
Riyadh Cement Co.	35,883	315,400
Sadr Logistics Co.	2,340	63,823
Saudi Advanced Industries Co.	25,894	327,606
Saudi Airlines Catering Co. (a)	30,039	623,279
Saudi Arabia Refineries Co.	3,774	138,318
Saudi Arabian Amiantit Co. (a)	17,115	81,600
Saudi Automotive Services Co.	25,190	205,980
Saudi Ceramic Co.	24,765	363,454
Saudi Chemical Co. Holding	31,915	288,173
Saudi Co. For Hardware CJSC	10,775	140,054
Saudi Fisheries Co. (a)	11,746	142,351
Saudi Ground Services Co. (a)	81,319	640,043
Saudi Industrial Services Co.	30,429	248,820
Saudi Paper Manufacturing Co. (a)	5,809	70,400
Saudi Pharmaceutical Industries & Medical Appliances Corp.	26,880	281,730
Saudi Printing & Packaging Co. (a)	14,965	87,532
Saudi Public Transport Co. (a)	49,325	264,598
Saudi Re for Cooperative Reinsurance Co. (a)	21,938	96,998
Saudi Real Estate Co. (a)	51,252	277,119
Saudi Steel Pipe Co. (a)	11,784	79,096
Saudi Vitrified Clay Pipe Co., Ltd.	7,438	152,350
Saudia Dairy & Foodstuff Co.	13,115	576,384
Sedco Capital REIT Fund	62,052	198,334
Seera Group Holding (a)	114,280	525,376
Tabuk Agriculture (a)	9,120	72,632
Tabuk Cement Co. (a)	34,147	158,802
Takween Advanced Industries Co. (a)	17,188	81,856
Theeb Rent A Car Co.	5,483	88,940
Tihama Advertising & Public Relations Co. (a)	7,070	71,088
Umm Al-Qura Cement Co.	29,023	182,128
United Co-operative Assurance Co. (a)	13,411	121,272
United International Transportation Co.	18,426	228,460
United Wire Factories Co.	10,519	83,633
Wafrah for Industry and Development (a)	2,326	89,709
Walaa Cooperative Insurance Co.	23,644	119,530
Wataniya Insurance Co. (a)	7,084	76,984
Yamama Cement Co. (a)	82,597	572,001
Yanbu Cement Co.	61,254	590,612

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Zamil Industrial Investment Co. (a)	23,550	$174,066
		24,959,683
SINGAPORE — 0.2%
Geo Energy Resources, Ltd.	610,200	151,628
Grindrod Shipping Holdings, Ltd. (b)	11,779	212,375
Guan Chong Bhd	357,710	240,420
Japfa, Ltd. (b)	909,100	407,970
Riverstone Holdings, Ltd.	102,900	53,429
		1,065,822
SOUTH AFRICA — 4.9%
Adcock Ingram Holdings, Ltd.	34,406	108,758
Advtech, Ltd.	501,529	552,436
AECI, Ltd.	32,524	228,239
Afrimat, Ltd.	76,152	274,023
ArcelorMittal South Africa, Ltd. (a)(b)	244,179	135,859
Astral Foods, Ltd.	7,168	77,541
AVI, Ltd.	337,665	1,563,499
Barloworld, Ltd.	203,484	1,917,161
Cashbuild, Ltd.	13,569	221,882
Coronation Fund Managers, Ltd.	68,688	226,120
DataTec, Ltd.	43,815	105,694
Dis-Chem Pharmacies, Ltd. (c)	517,167	1,147,748
DRDGOLD, Ltd. (b)	495,893	410,137
Equites Property Fund, Ltd. REIT	545,107	785,214
Fortress REIT, Ltd. Class A,	912,924	715,009
Fortress REIT, Ltd. Class B, (a)	1,159,065	236,025
Grindrod, Ltd.	1	—
Hudaco Industries, Ltd.	19,836	163,871
Hyprop Investments, Ltd. REIT	124,132	289,719
Imperial Logistics, Ltd.	159,969	641,380
Investec Property Fund, Ltd. REIT	110,465	85,825
Italtile, Ltd. (b)	327,506	344,743
JSE, Ltd.	18,791	131,867
KAP Industrial Holdings, Ltd.	1,111,935	304,458
Liberty Holdings, Ltd. (a)	150,425	891,051
Libstar Holdings, Ltd. (b)	382,790	159,496
Long4Life, Ltd.	595,825	218,021
Metair Investments, Ltd.	170,207	293,277
MiX Telematics, Ltd. ADR	9,249	116,630
Motus Holdings, Ltd.	159,920	1,103,107
Mpact, Ltd. (a)	25,844	56,724
Murray & Roberts Holdings, Ltd.	288,922	258,328
Nampak, Ltd. (a)	210,714	51,358
Netcare, Ltd. (a)	1,480,215	1,472,795
Ninety One, Ltd.	161,723	572,617
Oceana Group, Ltd. (b)	33,844	117,776
Omnia Holdings, Ltd.	122,015	489,360
Pick n Pay Stores, Ltd.	397,525	1,306,901
Security Description	Shares	Value
PPC, Ltd. (a)	729,770	$230,911
PSG Group, Ltd. (a)	55,613	310,959
PSG Konsult, Ltd.	253,970	213,870
Raubex Group, Ltd.	194,490	485,006
Redefine Properties, Ltd. REIT	4,855,002	1,338,472
Resilient REIT, Ltd.	366,492	1,372,049
Reunert, Ltd.	37,345	124,015
Royal Bafokeng Platinum, Ltd.	186,670	1,828,337
Santam, Ltd.	30,037	506,263
Sappi, Ltd.	524,595	1,500,815
Steinhoff International Holdings NV (a)(b)	3,382,219	1,063,831
Stor-Age Property REIT, Ltd.	154,050	140,440
Sun International, Ltd. (a)(b)	92,157	164,277
Super Group, Ltd.	415,029	884,407
Telkom SA SOC, Ltd. (a)	330,540	1,120,025
Thungela Resources, Ltd. (a)(b)	124,661	660,328
Transaction Capital, Ltd.	379,388	1,070,416
Truworths International, Ltd.	407,287	1,333,380
Tsogo Sun Gaming, Ltd. (a)	119,860	87,492
Vukile Property Fund, Ltd. REIT	259,844	201,395
Wilson Bayly Holmes-Ovcon, Ltd.	22,276	158,109
		32,569,446
SPAIN — 0.1%
AmRest Holdings SE (a)	55,353	380,703
TAIWAN — 30.7%
91APP, Inc. (a)	26,000	248,093
Abico Avy Co., Ltd.	81,000	79,047
Ability Opto-Electronics Technology Co., Ltd. (a)	55,070	158,839
AcBel Polytech, Inc. (b)	740,000	978,928
ACES Electronic Co., Ltd.	57,044	107,214
Actron Technology Corp. (a)	34,877	307,586
ADATA Technology Co., Ltd. (b)	237,652	792,832
Addcn Technology Co., Ltd.	16,136	155,429
Adimmune Corp. (b)	212,362	342,717
Advanced Ceramic X Corp. (b)	51,642	656,094
Advanced International Multitech Co., Ltd.	77,805	210,915
Advanced Optoelectronic Technology, Inc. (a)	109,946	102,129
Advanced Power Electronics Corp.	27,793	114,519
Advanced Wireless Semiconductor Co. (b)	84,426	433,314
Advancetek Enterprise Co., Ltd.	198,042	164,635
AGV Products Corp. (a)	1,624,414	637,037
Alchip Technologies, Ltd.	52,000	1,917,085
Alcor Micro Corp.	51,466	112,356
ALI Corp. (a)	134,943	204,607
All Ring Tech Co., Ltd.	36,802	162,947

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Allied Circuit Co., Ltd.	23,750	$142,498
Allis Electric Co., Ltd.	147,906	138,994
Alltop Technology Co., Ltd.	16,607	110,745
Alpha Networks, Inc. (b)	452,285	548,457
Altek Corp.	211,516	363,905
Amazing Microelectronic Corp. (a)(b)	40,545	359,039
AMPACS Corp.	60,412	156,341
AmTRAN Technology Co., Ltd.	841,088	535,047
Amulaire Thermal Technology, Inc.	50,201	94,353
Andes Technology Corp.	16,089	311,696
Anpec Electronics Corp.	32,582	327,975
AP Memory Technology Corp. (b)	79,324	1,430,682
APCB, Inc.	168,684	135,352
Apex Biotechnology Corp.	64,000	60,144
Apex International Co., Ltd.	94,366	445,107
Applied BioCode Corp. (a)	36,000	55,951
Arcadyan Technology Corp. (b)	192,318	886,274
Ardentec Corp.	233,083	467,564
Argosy Research, Inc.	37,368	182,336
Asia Optical Co., Inc. (a)	200,540	680,620
Asia Pacific Telecom Co., Ltd. (a)	1,434,995	426,344
Asia Polymer Corp. (b)	875,020	1,159,124
Asia Vital Components Co., Ltd.	155,527	495,807
ASIX Electronics Corp.	20,703	207,277
ASROCK, Inc.	30,801	313,387
Aten International Co., Ltd.	179,000	528,583
Auden Techno Corp.	23,861	194,479
AURAS Technology Co., Ltd.	48,227	352,111
Bafang Yunji International Co., Ltd.	33,661	156,339
Bank of Kaohsiung Co., Ltd. (a)	1,214	531
Baotek Industrial Materials, Ltd. (a)(b)	90,100	120,168
Basso Industry Corp.	109,800	173,429
BenQ Materials Corp. (b)	103,822	142,410
BES Engineering Corp.	2,485,356	813,869
Biostar Microtech International Corp. (b)	131,251	116,701
Bioteque Corp.	26,729	110,618
Bizlink Holding, Inc. (b)	74,764	705,295
Bora Pharmaceuticals Co., Ltd.	23,553	156,640
Brighton-Best International Taiwan, Inc. (b)	263,227	366,769
Brogent Technologies, Inc. (a)	35,136	156,205
Browave Corp.	70,337	106,902
C Sun Manufacturing, Ltd.	67,187	126,520
Calin Technology Co., Ltd. (a)	61,317	152,478
Capital Securities Corp.	2,126,771	1,302,952
Career Technology MFG. Co., Ltd.	276,943	264,761
Cashbox Partyworld Co., Ltd.	35,069	107,994
Caswell, Inc.	45,166	161,779
Security Description	Shares	Value
Cathay Real Estate Development Co., Ltd.	715,332	$497,710
Center Laboratories, Inc. (b)	306,919	671,146
Central Reinsurance Co., Ltd.	103,126	110,517
Century Iron & Steel Industrial Co., Ltd. (b)	83,000	331,496
Chang Wah Electromaterials, Inc.	614,190	863,556
Chang Wah Technology Co., Ltd.	50,000	188,853
Channel Well Technology Co., Ltd.	111,937	160,621
Charoen Pokphand Enterprise	172,675	503,040
Cheng Loong Corp. (b)	858,128	1,094,875
Cheng Mei Materials Technology Corp. (a)	375,856	189,511
Cheng Uei Precision Industry Co., Ltd. (b)	325,915	465,896
Chia Chang Co., Ltd.	81,000	147,262
Chia Hsin Cement Corp.	415,867	311,896
Chief Telecom, Inc.	7,000	70,716
Chieftek Precision Co., Ltd.	52,061	167,095
China Bills Finance Corp.	788,394	490,128
China Chemical & Pharmaceutical Co., Ltd. (a)	640,000	523,945
China General Plastics Corp. (b)	188,557	236,489
China Man-Made Fiber Corp. (b)	1,801,828	661,024
China Metal Products	170,727	203,944
China Motor Corp.	216,000	494,972
China Petrochemical Development Corp. (a)(b)	2,073,225	985,394
China Steel Chemical Corp.	143,000	622,818
China Steel Structure Co., Ltd.	70,808	151,510
Chinese Maritime Transport, Ltd.	50,832	107,297
Chin-Poon Industrial Co., Ltd.	191,000	253,360
Chipbond Technology Corp. (b)	514,000	1,239,159
ChipMOS Techinologies, Inc.	281,875	495,143
CHO Pharma, Inc. (a)	67,475	203,642
Chong Hong Construction Co., Ltd. (b)	250,275	660,356
Chun YU Works & Co., Ltd.	112,738	126,319
Chun Yuan Steel Industry Co., Ltd.	286,034	252,258
Chung Hwa Pulp Corp. (b)	313,488	281,003
Chung-Hsin Electric & Machinery Manufacturing Corp.	230,461	376,924
Chunghwa Chemical Synthesis & Biotech Co., Ltd. (a)	34,723	81,452
Chunghwa Precision Test Tech Co., Ltd.	11,000	282,683
Cleanaway Co., Ltd.	29,000	244,750
Clevo Co.	317,212	378,357
CMC Magnetics Corp.	1,148,263	475,209

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Compeq Manufacturing Co., Ltd. (b)	695,193	$1,099,313
Concord Securities Co., Ltd.	277,594	150,501
Continental Holdings Corp.	407,233	370,185
Coremax Corp. (b)	43,516	232,782
Coretronic Corp.	384,652	1,284,630
Co-Tech Development Corp. (b)	106,511	296,816
CSBC Corp. Taiwan (a)(b)	365,717	290,147
CTCI Corp. (b)	461,000	619,843
Cub Elecparts, Inc.	8,001	54,512
CyberTAN Technology, Inc. (b)	190,000	213,232
Cypress Technology Co., Ltd.	49,523	111,873
DA CIN Construction Co., Ltd.	99,682	117,996
Dadi Early-Childhood Education Group, Ltd.	8,000	42,216
Da-Li Development Co., Ltd. (a)	107,246	118,034
Darfon Electronics Corp.	131,000	240,059
Darwin Precisions Corp. (a)	388,576	224,716
Dimerco Express Corp.	70,633	269,338
D-Link Corp.	715,390	491,286
Dynamic Electronics Co., Ltd.	148,189	121,317
Dynapack International Technology Corp. (b)	165,000	611,288
E&R Engineering Corp.	41,393	127,170
Eastern Media International Corp.	72,350	86,427
eCloudvalley Digital Technology Co., Ltd.	15,134	144,683
Egis Technology, Inc. (b)	49,000	205,443
EirGenix, Inc. (a)	119,977	483,516
Elan Microelectronics Corp. (b)	267,029	1,640,761
E-Lead Electronic Co., Ltd. (a)	84,145	251,520
Elite Advanced Laser Corp.	91,600	188,054
Elite Semiconductor Microelectronics Technology, Inc. (b)	258,674	1,542,676
Elitegroup Computer Systems Co., Ltd. (b)	259,147	210,750
Ennoconn Corp.	8,311	71,043
Episil Technologies, Inc. (a)(b)	147,711	763,461
Episil-Precision, Inc.	40,000	193,010
Eternal Materials Co., Ltd. (b)	884,805	1,295,211
Etron Technology, Inc. (a)(b)	158,671	518,446
Ever Supreme Bio Technology Co., Ltd. (a)	20,755	157,911
Everest Textile Co., Ltd. (a)	401,658	139,804
Evergreen International Storage & Transport Corp. (a)(b)	355,214	376,180
EVERGREEN Steel Corp.	104,445	207,629
Everlight Chemical Industrial Corp. (b)	536,304	528,221
Everlight Electronics Co., Ltd.	419,000	798,110
Everspring Industry Co., Ltd. (a)	124,124	103,410
Excelliance Mos Corp.	8,000	56,385
Security Description	Shares	Value
Excelsior Medical Co., Ltd. (b)	150,432	$313,185
Far Eastern Department Stores, Ltd.	709,490	550,062
Far Eastern International Bank	3,242,893	1,260,025
Faraday Technology Corp.	268,385	2,318,430
Farglory F T Z Investment Holding Co., Ltd.	77,221	188,398
Farglory Land Development Co., Ltd.	224,464	501,387
Federal Corp. (b)	237,806	247,974
Feng Hsin Steel Co., Ltd.	351,270	1,060,145
Firich Enterprises Co., Ltd.	117,291	150,922
First Copper Technology Co., Ltd.	82,756	131,909
First Steamship Co., Ltd.	150,000	71,023
FIT Holding Co., Ltd.	145,533	172,796
FIT Hon Teng, Ltd. (a)(b)(c)	777,987	152,678
Fitipower Integrated Technology, Inc. (a)(b)	62,151	633,483
Fittech Co., Ltd.	37,117	293,802
FLEXium Interconnect, Inc. (a)	251,099	948,417
FocalTech Systems Co., Ltd. (b)	136,405	845,536
Forcecon Tech Co., Ltd.	53,433	175,554
Foresee Pharmaceuticals Co., Ltd. (a)	68,127	294,256
Formosa International Hotels Corp.	41,562	226,836
Formosa Laboratories, Inc. (a)	54,724	119,666
Formosa Taffeta Co., Ltd.	659,000	694,324
Formosan Rubber Group, Inc.	342,610	284,817
Formosan Union Chemical	168,409	140,610
Fortune Electric Co., Ltd. (b)	128,330	173,243
Fositek Corp.	28,293	276,109
Foxsemicon Integrated Technology, Inc.	60,050	553,466
Froch Enterprise Co., Ltd.	105,799	113,382
Fulgent Sun International Holding Co., Ltd.	97,082	340,017
Fulltech Fiber Glass Corp. (a)	221,814	139,100
Fusheng Precision Co., Ltd.	76,364	535,462
Fwusow Industry Co., Ltd.	150,805	110,650
G Shank Enterprise Co., Ltd.	71,548	197,832
G Tech Optoelectronics Corp. (a)	107,173	120,471
Gallant Precision Machining Co., Ltd.	78,375	97,590
GEM Services Inc/Tw	25,879	86,990
Gemtek Technology Corp. (b)	429,234	501,112
General Interface Solution Holding, Ltd.	153,416	565,599
Genesys Logic, Inc. (b)	50,553	368,180
Genius Electronic Optical Co., Ltd. (b)	64,972	1,242,281
Getac Holdings Corp.	239,000	481,162
Gigabyte Technology Co., Ltd.	440,000	2,472,982
Gigasolar Materials Corp.	24,675	186,398

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Gigastorage Corp. (a)	116,570	$145,992
Ginko International Co., Ltd.	16,000	155,275
Global Brands Manufacture, Ltd.	143,608	200,357
Global Lighting Technologies, Inc.	30,000	89,999
Global Mixed Mode Technology, Inc.	36,860	353,719
Global PMX Co., Ltd.	53,412	349,426
Global Unichip Corp. (a)	79,669	1,687,427
Gloria Material Technology Corp. (b)	251,909	199,856
Gold Circuit Electronics, Ltd. (b)	234,904	645,272
Golden Biotechnology Corp. (a)	82,711	387,143
Goldsun Building Materials Co., Ltd.	1,216,044	1,281,226
Gongwin Biopharm Holdings Co., Ltd. (a)	38,776	396,632
Gourmet Master Co., Ltd.	19,000	77,258
Grand Pacific Petrochemical (b)	819,000	849,579
Grand Plastic Technology Corp.	11,181	152,760
Grape King Bio, Ltd.	86,000	497,343
Great Wall Enterprise Co., Ltd.	549,623	1,060,826
Greatek Electronics, Inc.	158,474	447,350
Gudeng Precision Industrial Co., Ltd.	38,175	447,056
Hai Kwang Enterprise Corp.	71,529	91,004
Hannstar Board Corp.	206,674	339,140
HannStar Display Corp. (b)	1,999,599	1,308,156
HannsTouch Solution, Inc.	247,987	154,617
Harvatek Corp.	97,969	97,024
Hey Song Corp.	40,000	51,614
Hiyes International Co., Ltd.	29,688	116,426
Ho Tung Chemical Corp.	1,243,351	501,079
Holtek Semiconductor, Inc.	90,648	368,594
Holy Stone Enterprise Co., Ltd.	98,000	423,284
Hong TAI Electric Industrial	133,559	129,856
Hong YI Fiber Industry Co. (b)	117,985	103,200
Horizon Securities Co., Ltd.	144,757	97,056
Hota Industrial Manufacturing Co., Ltd. (b)	72,106	237,947
Hotai Finance Co., Ltd.	62,261	207,484
Hsin Kuang Steel Co., Ltd. (b)	147,000	309,228
Hsin Yung Chien Co., Ltd.	26,547	117,061
HTC Corp. (a)(b)	452,515	1,386,969
Hu Lane Associate, Inc.	48,527	245,555
HUA ENG Wire & Cable Co., Ltd. (b)	244,429	196,130
Huaku Development Co., Ltd.	154,260	509,609
Huang Hsiang Construction Corp.	143,000	193,565
Hung Ching Development & Construction Co., Ltd.	120,644	136,050
Security Description	Shares	Value
Ibase Technology, Inc.	341,817	$503,453
IBF Financial Holdings Co., Ltd.	2,314,489	1,342,666
Ichia Technologies, Inc.	186,709	115,398
I-Chiun Precision Industry Co., Ltd. (a)(b)	101,429	188,802
Innodisk Corp.	43,205	318,568
Inpaq Technology Co., Ltd. (b)	62,370	163,888
Insyde Software Corp.	37,099	111,296
Intai Technology Corp.	16,000	49,908
Integrated Service Technology, Inc.	55,083	105,718
International CSRC Investment Holdings Co. (b)	796,767	812,117
International Games System Co., Ltd.	38,000	1,089,168
Iron Force Industrial Co., Ltd.	14,000	35,775
ITE Technology, Inc.	258,992	1,015,673
ITEQ Corp. (b)	147,640	757,758
Jarllytec Co., Ltd.	30,000	68,204
Jentech Precision Industrial Co., Ltd.	44,339	653,859
Jess-Link Products Co., Ltd.	80,000	119,565
Jih Lin Technology Co., Ltd.	29,885	116,658
Jih Sun Financial Holdings Co., Ltd.	112,000	49,995
Jiin Yeeh Ding Enterprise Co., Ltd.	71,810	87,598
JMicron Technology Corp.	31,509	238,592
Johnson Health Tech Co., Ltd.	90,121	183,389
K Laser Technology, Inc.	127,885	117,406
Kaimei Electronic Corp. (a)(b)	66,438	242,536
KEE TAI Properties Co., Ltd. (b)	777,076	353,893
Kenda Rubber Industrial Co., Ltd.	680,579	765,027
Kenmec Mechanical Engineering Co., Ltd.	158,313	162,507
Kerry TJ Logistics Co., Ltd.	203,000	329,810
Keystone Microtech Corp.	15,586	180,270
Kindom Development Co., Ltd.	189,327	258,326
King Slide Works Co., Ltd.	56,000	1,046,445
King Yuan Electronics Co., Ltd. (b)	953,656	1,544,215
King's Town Bank Co., Ltd.	741,000	1,086,043
Kinik Co.	74,869	327,435
Kinko Optical Co., Ltd. (a)(b)	140,338	185,650
Kinpo Electronics (b)	1,484,371	866,469
KMC Kuei Meng International, Inc.	43,220	308,525
KNH Enterprise Co., Ltd.	10,000	9,452
KS Terminals, Inc.	65,712	217,797
Kung Sing Engineering Corp.	322,724	99,732
Kuo Toong International Co., Ltd.	197,917	157,378
Kuoyang Construction Co., Ltd. (b)	327,662	290,155

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
L&K Engineering Co., Ltd.	63,000	$74,119
Land Mark Optoelectronics Corp.	43,526	309,136
Leadtrend Technology Corp.	22,033	119,455
Leatec Fine Ceramics Co., Ltd. (a)	99,389	105,435
LEE CHI Enterprises Co., Ltd.	116,648	114,890
Lelon Electronics Corp.	45,818	110,293
Li Peng Enterprise Co., Ltd. (a)	542,985	202,145
Lian HWA Food Corp.	39,698	99,435
Lin BioScience, Inc. (a)	42,386	284,953
Lingsen Precision Industries, Ltd. (a)(b)	799,694	800,648
Lion Travel Service Co., Ltd. (a)	33,542	103,898
Liton Technology Corp.	52,551	89,082
Long Da Construction & Development Corp.	140,846	109,960
Longchen Paper & Packaging Co., Ltd. (a)	233,663	206,071
Longwell Co. (b)	201,000	383,591
Lotes Co., Ltd.	75,418	2,074,424
Lotus Pharmaceutical Co., Ltd. (b)	71,905	253,397
Lumax International Corp., Ltd.	146,322	398,767
M31 Technology Corp.	10,299	147,969
Macauto Industrial Co., Ltd.	43,114	122,951
Machvision, Inc.	6,915	69,732
Macroblock, Inc. (a)	21,381	140,649
Makalot Industrial Co., Ltd.	128,472	1,146,947
Marketech International Corp.	42,750	281,219
Materials Analysis Technology, Inc.	20,053	113,793
Mayer Steel Pipe Corp.	84,796	97,003
Mechema Chemicals International Corp.	37,803	215,201
Medigen Biotechnology Corp. (a)	87,000	180,497
Mercuries & Associates Holding, Ltd.	541,505	443,311
Mercuries Life Insurance Co., Ltd. (a)	697,270	232,869
Merry Electronics Co., Ltd.	67,640	230,788
Microbio Co., Ltd. (a)	256,674	642,914
Microelectronics Technology, Inc. (a)	100,582	289,745
MIN AIK Technology Co., Ltd. (a)	122,736	115,119
Mirle Automation Corp. (b)	282,331	446,452
Mitac Holdings Corp. (b)	1,028,544	1,308,590
MOSA Industrial Corp.	107,800	164,231
Mosel Vitelic, Inc.	60,289	108,192
Motech Industries, Inc. (a)(b)	187,982	245,959
MPI Corp.	44,095	185,675
Mycenax Biotech, Inc. (a)	107,106	146,721
Nak Sealing Technologies Corp.	43,102	152,828
Security Description	Shares	Value
Namchow Holdings Co., Ltd. (b)	63,215	$114,700
Nan Kang Rubber Tire Co., Ltd. (a)(b)	478,204	693,099
Nan Liu Enterprise Co., Ltd. (b)	17,000	69,433
Nantex Industry Co., Ltd. (b)	250,504	771,422
Netronix, Inc.	57,228	117,695
Nichidenbo Corp.	85,000	165,594
Nidec Chaun-Choung Technology Corp.	34,000	203,998
Nuvoton Technology Corp. (b)	106,810	544,338
O-Bank Co., Ltd.	1,041,970	301,289
OBI Pharma, Inc. (a)	53,797	221,667
Optimax Technology Corp. (a)	156,656	180,624
OptoTech Corp. (b)	261,900	673,043
Orient Semiconductor Electronics, Ltd. (a)(b)	354,704	339,743
Oriental Union Chemical Corp. (a)(b)	682,500	552,572
O-TA Precision Industry Co., Ltd.	34,105	181,206
Pan Jit International, Inc. (b)	212,000	819,894
Pan-International Industrial Corp.	481,539	685,750
Panion & BF Biotech, Inc.	55,785	151,626
PChome Online, Inc.	58,394	270,157
Pegavision Corp.	19,882	306,850
Pharmally International Holding Co., Ltd. (a)(d)	38,461	—
Phihong Technology Co., Ltd. (a)(b)	172,099	312,885
Phoenix Silicon International Corp. (b)	61,242	129,049
Phytohealth Corp. (a)	395,493	333,068
Pixart Imaging, Inc.	104,060	571,696
Polaris Group/Tw (a)	232,726	619,941
Polytronics Technology Corp. (b)	35,266	159,332
Poya International Co., Ltd.	47,689	729,978
President Securities Corp. (b)	1,378,604	1,178,443
Primax Electronics, Ltd.	389,000	797,206
Prince Housing & Development Corp.	1,454,996	704,700
Princeton Technology Corp. (a)	92,988	118,978
Pro Hawk Corp.	8,000	52,048
Promate Electronic Co., Ltd. (a)(b)	346,000	523,371
Prosperity Dielectrics Co., Ltd.	67,000	146,995
Quintain Steel Co., Ltd.	117,473	84,707
Radiant Opto-Electronics Corp. (a)(b)	366,331	1,337,313
Radium Life Tech Co., Ltd.	343,981	134,897
Rafael Microelectronics, Inc.	4,000	55,228
Raydium Semiconductor Corp.	29,349	607,835
RDC Semiconductor Co., Ltd. (a)	38,737	663,655
Rexon Industrial Corp., Ltd. (b)	111,000	226,678

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Rich Development Co., Ltd.	162,000	$55,626
RichWave Technology Corp. (b)	49,149	484,970
Ritek Corp. (a)	271,693	115,386
Roo Hsing Co., Ltd. (a)	34,000	8,848
Ruentex Engineering & Construction Co.	39,526	175,008
Sampo Corp.	675,221	729,718
Sanyang Motor Co., Ltd.	789,945	772,328
Savior Lifetec Corp.	2,500	1,726
SCI Pharmtech, Inc.	35,218	106,926
Scientech Corp.	40,639	158,637
SDI Corp. (b)	98,570	625,259
Sea Sonic Electronics Co., Ltd.	29,592	91,449
Sensortek Technology Corp.	14,000	261,611
Sercomm Corp. (b)	227,000	621,097
Sesoda Corp.	95,914	118,042
Sheng Yu Steel Co., Ltd.	66,906	80,044
ShenMao Technology, Inc.	56,853	166,653
Shih Wei Navigation Co., Ltd. (a)	88,876	145,198
Shihlin Paper Corp. (a)	138,558	325,023
Shin Foong Specialty & Applied Materials Co., Ltd.	36,188	215,817
Shin Zu Shing Co., Ltd.	122,464	427,586
Shinfox Energy Co., Ltd.	21,265	82,625
Shining Building Business Co., Ltd. (a)(b)	251,127	99,844
Shinkong Insurance Co., Ltd.	357,841	614,358
Shinkong Synthetic Fibers Corp.	1,844,796	1,346,907
Shiny Chemical Industrial Co., Ltd.	44,614	283,000
Shun On Electronic Co., Ltd. (a)	57,030	91,934
Sigurd Microelectronics Corp. (b)	649,144	1,379,610
Silicon Integrated Systems Corp. (b)	803,793	764,078
Silicon Optronics, Inc.	12,000	59,204
Sinbon Electronics Co., Ltd.	209,444	2,149,929
Sincere Navigation Corp. (b)	201,709	212,885
Sinmag Equipment Corp.	37,271	142,796
Sinon Corp.	739,662	755,248
Sinphar Pharmaceutical Co., Ltd. (b)	257,879	269,372
Sinyi Realty, Inc.	635,828	805,500
Sirtec International Co., Ltd.	54,000	55,626
Sitronix Technology Corp. (a)(b)	68,000	786,497
Softstar Entertainment, Inc. (b)	45,504	166,115
Soft-World International Corp.	102,848	366,159
Solar Applied Materials Technology Corp.	307,736	568,378
Sonix Technology Co., Ltd.	66,123	219,876
Sporton International, Inc.	29,685	232,828
St Shine Optical Co., Ltd.	37,000	419,254
Security Description	Shares	Value
Standard Foods Corp.	244,000	$466,534
Sunny Friend Environmental Technology Co., Ltd.	37,447	270,021
Sunonwealth Electric Machine Industry Co., Ltd.	76,000	121,965
Sunplus Technology Co., Ltd. (b)	258,747	363,333
Sunspring Metal Corp.	132,380	131,102
Superalloy Industrial Co., Ltd.	172,237	431,417
Supreme Electronics Co., Ltd.	65,679	119,883
Symtek Automation Asia Co., Ltd.	23,746	99,131
Syncmold Enterprise Corp.	48,932	124,156
Sysgration (a)	125,760	181,592
Systex Corp.	281,000	861,272
T3EX Global Holdings Corp.	29,518	145,632
Ta Liang Technology Co., Ltd.	42,008	160,944
Ta Ya Electric Wire & Cable (a)(b)	370,481	334,098
Taichung Commercial Bank Co., Ltd.	2,526,132	1,109,354
TaiDoc Technology Corp.	30,294	198,734
Taiflex Scientific Co., Ltd.	310,699	533,423
TaiMed Biologics, Inc. (a)	57,000	145,451
Tainan Spinning Co., Ltd. (a)(b)	1,201,105	1,109,200
Tainergy Tech Co., Ltd. (a)	104,569	150,048
Taisun Enterprise Co., Ltd. (b)	694,549	685,336
Taita Chemical Co., Ltd. (b)	87,613	109,409
TAI-TECH Advanced Electronics Co., Ltd.	40,474	190,908
Taiwan Cogeneration Corp.	690,469	945,848
Taiwan Fertilizer Co., Ltd.	470,000	1,189,142
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	50,876
Taiwan Hon Chuan Enterprise Co., Ltd.	220,218	569,907
Taiwan Hopax Chemicals Manufacturing Co., Ltd. (b)	81,148	201,206
Taiwan Mask Corp. (a)(b)	92,778	362,165
Taiwan Navigation Co., Ltd.	47,000	63,109
Taiwan Paiho, Ltd.	173,000	510,865
Taiwan PCB Techvest Co., Ltd.	38,000	66,682
Taiwan Sakura Corp.	61,283	152,836
Taiwan Secom Co., Ltd.	274,961	1,033,576
Taiwan Semiconductor Co., Ltd. (b)	138,000	392,048
Taiwan Shin Kong Security Co., Ltd.	89,470	127,251
Taiwan Styrene Monomer	257,373	161,864
Taiwan Surface Mounting Technology Corp.	236,308	1,054,832
Taiwan TEA Corp.	433,616	318,155
Taiwan Union Technology Corp. (a)	193,000	711,534
Taiyen Biotech Co., Ltd.	340,979	409,170
Tanvex BioPharma, Inc. (a)	79,636	167,234
TCI Co., Ltd.	43,672	329,115

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Tehmag Foods Corp.	5,000	$52,951
Test Rite International Co., Ltd.	431,896	336,407
Thermaltake Technology Co., Ltd.	56,707	88,134
Thinking Electronic Industrial Co., Ltd.	41,573	236,663
Thye Ming Industrial Co., Ltd.	204,974	283,009
Tien Li Offshore Wind Technology Co., Ltd. (a)	59,672	198,856
Ton Yi Industrial Corp.	732,000	384,957
Tong Hsing Electronic Industries, Ltd.	108,517	1,166,871
Tong Yang Industry Co., Ltd.	344,872	412,595
Topco Scientific Co., Ltd.	259,299	1,480,798
Topkey Corp.	72,033	390,536
TPK Holding Co., Ltd.	90,000	141,342
Transcend Information, Inc.	148,484	392,315
Transcom, Inc.	21,020	161,827
Tsann Kuen Enterprise Co., Ltd.	63,425	88,374
TSC Auto ID Technology Co., Ltd.	14,305	103,667
TSEC Corp. (a)(b)	216,848	333,106
TSRC Corp.	669,028	976,930
Ttet Union Corp.	17,584	100,736
TTY Biopharm Co., Ltd.	214,436	533,242
Tul Corp.	24,343	157,054
Tung Ho Steel Enterprise Corp. (a)	446,392	1,082,622
Tung Thih Electronic Co., Ltd.	46,475	293,965
TURVO International Co., Ltd.	37,245	139,331
TXC Corp. (b)	350,080	1,334,928
Tyntek Corp.	141,667	145,164
U-Ming Marine Transport Corp. (b)	429,000	936,553
Union Bank Of Taiwan (a)	1,088,257	534,944
Unitech Printed Circuit Board Corp. (a)(b)	379,880	275,982
United Integrated Services Co., Ltd.	104,183	683,457
United Orthopedic Corp.	47,000	53,511
United Renewable Energy Co., Ltd. (a)	801,952	633,341
Unity Opto Technology Co., Ltd. (a)(d)	771,307	—
Universal Cement Corp.	66,000	51,527
Universal Microwave Technology, Inc.	40,963	317,583
Universal Vision Biotechnology Co., Ltd.	29,068	297,331
Unizyx Holding Corp. (b)	516,694	654,575
UPC Technology Corp.	983,632	767,935
UPI Semiconductor Corp. (a)	24,842	828,755
Userjoy Technology Co., Ltd.	30,891	104,619
USI Corp. (b)	1,012,590	1,154,705
Utechzone Co., Ltd.	48,244	153,449
VIA Labs, Inc.	18,650	337,718
Security Description	Shares	Value
Via Technologies, Inc.	111,000	$344,631
Viking Tech Corp.	65,313	193,576
Visco Vision, Inc.	7,532	60,573
Visual Photonics Epitaxy Co., Ltd.	179,371	933,582
Wafer Works Corp. (b)	436,536	1,349,038
Wah Lee Industrial Corp.	63,620	246,045
Walton Advanced Engineering, Inc.	157,184	107,092
WEI Chih Steel Industrial Co., Ltd. (a)(b)	82,980	128,218
Wei Chuan Foods Corp.	487,899	392,372
Weikeng Industrial Co., Ltd.	107,998	124,717
Weltrend Semiconductor (b)	77,619	271,009
WinWay Technology Co., Ltd.	6,000	94,011
Wistron NeWeb Corp.	267,249	753,440
Wowprime Corp. (b)	47,354	231,062
WT Microelectronics Co., Ltd.	296,090	786,591
WUS Printed Circuit Co., Ltd.	172,187	230,271
XinTec, Inc. (b)	99,000	511,693
Xxentria Technology Materials Corp.	81,000	199,375
Yankey Engineering Co., Ltd.	11,599	106,905
YC INOX Co., Ltd.	193,770	226,218
Yem Chio Co., Ltd.	230,629	128,789
Yieh United Steel Corp. (a)	491,082	201,460
Young Optics, Inc. (a)(b)	58,000	246,322
Yulon Motor Co., Ltd.	408,115	618,065
YungShin Global Holding Corp.	37,000	57,438
Yungtay Engineering Co., Ltd.	26,000	60,520
Zeng Hsing Industrial Co., Ltd.	21,662	114,311
Zenitron Corp.	417,348	524,947
Zig Sheng Industrial Co., Ltd. (b)	264,260	157,121
ZillTek Technology Corp.	18,727	270,749
Zinwell Corp. (a)	70,000	55,409
		203,520,635
THAILAND — 4.8%
AAPICO Hitech PCL NVDR	222,945	180,198
Absolute Clean Energy PCL (b)	412,700	43,241
AEON Thana Sinsap Thailand PCL NVDR (b)	63,354	357,498
Amata Corp. PCL	141,000	88,639
AP Thailand PCL NVDR	1,413,923	404,220
Asia Plus Group Holdings PCL NVDR	1,487,555	154,077
Asia Sermkij Leasing PCL	163,544	216,639
Asiasoft Corp. PCL NVDR	211,299	142,953
Bangchak Corp. PCL NVDR	589,197	445,359
Bangkok Airways PCL NVDR (a)	965,059	281,674
Bangkok Aviation Fuel Services PCL NVDR (a)	493,719	376,885
Bangkok Chain Hospital PCL NVDR	888,334	534,516

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Bangkok Commercial Asset Management PCL NVDR	1,273,545	$823,487
Bangkok Life Assurance PCL NVDR (a)	426,654	475,763
Banpu Power PCL NVDR	565,971	291,414
BCPG PCL	392,800	141,105
BEC World PCL NVDR (a)	245,700	103,708
Beyond Securities PC NVDR (a)	528,288	306,804
Cal-Comp Electronics Thailand PCL NVDR	1,410,989	136,854
Central Plaza Hotel PCL NVDR (a)(b)	565,847	529,343
CH Karnchang PCL NVDR	647,792	444,078
Chayo Group PCL NVDR	457,694	186,339
Chularat Hospital PCL NVDR	8,035,500	880,405
CK Power PCL NVDR	1,992,448	298,226
CPN Retail Growth Leasehold REIT	820,300	496,035
Dhipaya Group Holdings PCL NVDR (a)	201,280	463,959
Dohome PCL NVDR (b)	408,126	284,668
Dynasty Ceramic PCL NVDR	2,998,761	254,946
Eastern Polymer Group PCL NVDR	681,148	228,375
Eastern Water Resources Development and Management PCL NVDR	766,734	213,460
Esso Thailand PCL NVDR (a)	179,000	39,385
Exotic Food PCL NVDR	157,778	93,991
Forth Corp. PCL NVDR	353,668	224,450
Forth Smart Service PCL	470,372	168,971
Frasers Property Thailand Industrial Freehold & Leasehold REIT	338,870	127,818
Gunkul Engineering PCL NVDR	5,473,304	917,542
Hana Microelectronics PCL NVDR	418,167	1,107,851
Ichitan Group PCL NVDR (b)	746,180	223,374
IMPACT Growth Real Estate Investment Trust	320,000	168,598
Inter Far East Energy Corp. NVDR (a)(d)	283,900	—
International Engineering PCL (d)	63,855,934	—
Italian-Thai Development PCL NVDR (a)	2,574,559	175,722
Jay Mart PCL	108,210	186,262
JMT Network Services PCL NVDR	528,109	1,082,936
JWD Infologistics PCL NVDR	414,572	273,031
KGI Securities Thailand PCL NVDR	968,746	182,700
Khon Kaen Sugar Industry PCL (a)	424,800	46,034
Kiatnakin Phatra Bank PCL NVDR	399,204	714,038
Security Description	Shares	Value
Lotus's Retail Growth Freehold & Leasehold Property Fund	1,540,700	$696,440
Major Cineplex Group PCL NVDR	723,221	433,002
MC Group PCL NVDR	241,400	65,399
MCS Steel PCL NVDR	324,784	143,895
Mega Lifesciences PCL	173,200	261,835
MK Restaurants Group PCL NVDR	292,206	454,863
Nex Point Parts PCL NVDR (a)	502,111	293,105
Next Capital PCL NVDR (a)	303,671	90,451
Noble Development PCL NVDR (b)	815,347	150,109
Northeast Rubber PCL	442,496	92,725
NR Instant Produce PCL NVDR	562,170	134,631
Origin Property PCL NVDR	1,097,679	371,315
Plan B Media Pcl NVDR	1,003,100	229,718
Polyplex Thailand PCL (b)	172,000	122,545
Precious Shipping PCL	639,700	317,887
Prima Marine PCL NVDR	1,409,763	255,323
PTG Energy PCL NVDR	367,100	165,940
R&B Food Supply PCL	179,400	120,835
Rajthanee Hospital PCL NVDR	153,211	150,207
Ratch Group PCL NVDR	304,704	410,468
Ratchthani Leasing PCL NVDR	2,259,165	296,217
Regional Container Lines PCL (b)	178,652	263,392
Rojana Industrial Park PCL NVDR	745,754	148,459
RS PCL NVDR (a)(b)	434,464	282,229
S Hotels & Resorts PCL NVDR (a)	2,295,513	206,153
Sabuy Technology PCL NVDR	350,664	259,285
Saksiam Leasing PCL NVDR	1,036,347	313,339
Sermsang Power Corp. Co., Ltd. NVDR	344,151	130,840
Siam City Cement PCL NVDR	64,273	301,114
Siamgas & Petrochemicals PCL NVDR	863,983	318,126
Singer Thailand PCL	27,100	42,997
Singer Thailand PCL NVDR	181,735	288,339
SiS Distribution Thailand PCL	112,963	148,791
Somboon Advance Technology PCL NVDR	336,289	219,461
SPCG PCL NVDR	516,005	284,224
Sri Trang Agro-Industry PCL NVDR (b)	849,532	788,370
Star Petroleum Refining PCL NVDR (a)	1,728,640	507,130
STARK Corp. PCL NVDR (a)	2,693,225	382,155
Stars Microelectronics Thailand PCL NVDR (a)	544,840	106,016
Supalai PCL NVDR	1,118,200	759,860
Super Energy Corp. PCL NVDR	6,589,100	187,386
SVI PCL	408,440	96,593

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Synnex Thailand PCL	205,173	$224,182
Thai Vegetable Oil PCL NVDR	487,800	452,681
Thaicom PCL NVDR (b)	289,279	97,855
Thonburi Healthcare Group PCL NVDR	309,443	345,061
Thoresen Thai Agencies PCL	1,230,887	351,893
Tipco Asphalt PCL NVDR (b)	767,663	415,947
TQM Corp. PCL NVDR (b)	106,366	308,861
TTW PCL NVDR	1,209,176	412,651
United Paper PCL	80,600	43,913
Vanachai Group PCL NVDR	616,801	144,022
VGI PCL NVDR (b)	3,695,435	730,126
Vibhavadi Medical Center PCL NVDR	2,625,500	207,493
WHA Corp. PCL NVDR	6,717,139	707,808
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	586,723	223,062
WHA Utilities and Power PCL NVDR	1,672,823	204,314
Workpoint Entertainment PCL NVDR	260,358	175,365
		31,853,974
TURKEY — 1.3%
Aksa Akrilik Kimya Sanayii A/S	183,460	473,579
Aksa Enerji Uretim A/S (a)	101,928	76,678
Alarko Holding A/S	146,232	136,544
Albaraka Turk Katilim Bankasi A/S (a)	1,356,078	177,682
Alkim Alkali Kimya A/S (b)	84,526	107,378
Anadolu Efes Biracilik Ve Malt Sanayii A/S	193,502	431,599
Bera Holding A/S (a)	285,906	209,266
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	51,742	113,382
Cimsa Cimento Sanayi VE Ticaret A/S (a)	51,029	118,353
Deva Holding A/S	48,006	103,894
Dogan Sirketler Grubu Holding A/S	753,697	156,077
Dogus Otomotiv Servis ve Ticaret A/S	30,968	102,140
EGE Endustri VE Ticaret A/S	1,146	151,710
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	284,446	160,432
Enerjisa Enerji AS (c)	245,045	237,669
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	7,809	65,860
Hektas Ticaret TAS (a)(b)	240,757	269,588
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	133,525	66,764
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (a)	123,252	126,503
Security Description	Shares	Value
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	720,340	$164,358
Is Yatirim Menkul Degerler A/S Class A	94,371	165,863
Jantsa Jant Sanayi Ve Ticaret A/S	15,321	74,991
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	877,314	609,110
Karsan Otomotiv Sanayii Ve Ticaret A/S (a)	130,121	33,707
Kartonsan Karton Sanayi ve Ticaret A/S	17,030	68,288
Kerevitas Gida Sanayi ve Ticaret A/S (a)	271,082	95,534
Kordsa Teknik Tekstil A/S (a)	61,188	145,140
Koza Altin Isletmeleri A/S (a)(b)	50,345	438,631
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	172,498	234,072
Logo Yazilim Sanayi Ve Ticaret A/S	61,150	191,650
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)	37,405	196,324
Migros Ticaret A/S (a)	25,816	73,756
MLP Saglik Hizmetleri AS (a)(c)	126,785	285,081
Otokar Otomotiv Ve Savunma Sanayi A/S	5,247	140,265
Pegasus Hava Tasimaciligi A/S (a)	13,809	88,336
Petkim Petrokimya Holding A/S (a)	844,399	495,967
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	209,201	311,917
Sekerbank Turk A/S (a)(b)	935,874	71,178
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	139,076	123,579
Sok Marketler Ticaret AS (a)	186,092	178,108
Tat Gida Sanayi A/S	113,382	102,114
Turk Traktor ve Ziraat Makineleri A/S	19,756	333,240
Turkiye Vakiflar Bankasi TAO Class D (b)	1,000,095	277,140
Vestel Beyaz Esya Sanayi ve Ticaret A/S	263,006	156,064
		8,339,511
UNITED ARAB EMIRATES — 0.7%
Agthia Group PJSC	137,940	193,406
Air Arabia PJSC	2,278,681	899,549
Al Waha Capital PJSC	437,855	203,845
AL Yah Satellite Communications Co-Pjsc-Yah Sat (a)	200,000	149,195
Amanat Holdings PJSC (a)	1,247,048	390,440
Arabtec Holding PJSC (a)(d)	483,581	—
Dana Gas PJSC	2,994,003	864,035

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Deyaar Development PJSC (a)	4,146,978	$547,579
Manazel PJSC (a)	2,177,307	310,616
RAK Properties PJSC	973,431	204,330
Ras Al Khaimah Ceramics (a)	344,425	267,247
SHUAA Capital PSC	1,011,854	188,704
Union Properties PJSC (a)	2,754,315	239,209
		4,458,155
UNITED STATES — 0.2%
CBAK Energy Technology, Inc. (a)(b)	48,064	74,980
Huisen Household International Group, Ltd. (b)	760,357	193,106
Ideanomics, Inc. (a)(b)	226,836	272,203
Newegg Commerce, Inc. (a)	8,130	84,308
Titan Cement International SA (a)	25,278	384,623
		1,009,220
TOTAL COMMON STOCKS (Cost $574,071,039)		663,160,361

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Marisa Lojas SA (a)	47,709	9,593
PAKISTAN — 0.0% (e)
Unity Foods, Ltd. (a)	235,623	1,415
PHILIPPINES — 0.0% (e)
DITO CME HOLDINGS PHP1 RHTS	971,503	3,239
TOTAL RIGHTS (Cost $30,740)		14,247
WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Comfort Gloves Bhd (expiring 06/26/26) (a)	55,650	2,872
Frontken Corp. Bhd (expiring 05/03/26) (a)	147,100	20,480
GDEX Bhd, (expiring 01/04/28) (a)	72,250	1,561
Hong Seng Consolidated Bhd (expiring 10/03/24) (a)	238,695	22,632
JAKS Resources Bhd, (expiring 11/18/25) (a)	173,600	7,917
Scientex Bhd (expiring 01/14/26) (a)	41,040	13,004
Serba Dinamik Holdings Bhd, (expiring 12/5/24) (a)	127,260	2,138
SKP Resources Bhd (expiring 04/25/26) (a)	57,360	2,409
		73,013
THAILAND — 0.0% (e)
Erawan Group PCL (expiring 06/14/24) (a)	105,286	2,900
Security Description	Shares	Value
Jay Mart PCL (expiring 07/26/25) (a)	5,196	$2,862
MBK PCL (expiring 05/15/24) (a)	10,723	3,403
Noble Development PCL (expiring 01/12/24) (a)	52,050	1,511
RS PCL (expiring 05/23/24) (a)	36,080	4,601
		15,277
TOTAL WARRANTS (Cost $0)		88,290
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	245,977	246,002
State Street Navigator Securities Lending Portfolio II (h) (i)	14,034,792	14,034,792
TOTAL SHORT-TERM INVESTMENTS (Cost $14,280,794)		14,280,794
TOTAL INVESTMENTS — 102.3% (Cost $588,382,573)		677,543,692
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(15,511,726)
NET ASSETS — 100.0%		$662,031,966
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the securities is $45,769, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

At December 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	8	03/18/2022	$493,320	$490,520	$(2,800)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$658,471,072	$4,643,520	$45,769	$663,160,361
Rights	11,008	3,239	—	14,247
Warrants	86,152	2,138	—	88,290
Short-Term Investments	14,280,794	—	—	14,280,794
TOTAL INVESTMENTS	$672,849,026	$4,648,897	$45,769	$677,543,692
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(2,800)	—	—	(2,800)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,800)	$—	$—	$(2,800)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2021

% of Net Assets
Information Technology	21.1%
Industrials	13.9
Consumer Discretionary	12.9
Materials	12.7
Financials	9.8
Real Estate	7.6
Health Care	6.8
Consumer Staples	5.6
Communication Services	4.2
Utilities	3.3
Energy	2.3
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,770,647	$1,771,001	$22,424,574	$23,949,474	$(99)	$—	245,977	$246,002	$(1,259)
State Street Navigator Securities Lending Portfolio II	12,917,963	12,917,963	16,780,281	15,663,452	—	—	14,034,792	14,034,792	130,223
Total		$14,688,964	$39,204,855	$39,612,926	$(99)	$—		$14,280,794	$128,964
See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 4.6%
BWP Trust REIT	505,335	$1,524,726
Centuria Industrial REIT	564,734	1,720,372
Charter Hall Long Wale REIT	628,918	2,309,137
Charter Hall Retail REIT	574,950	1,780,754
Dexus REIT	1,139,019	9,208,738
Goodman Group REIT	1,802,818	34,734,584
GPT Group REIT	2,027,874	7,991,064
National Storage REIT	1,137,785	2,200,423
Scentre Group REIT	5,499,080	12,634,017
Shopping Centres Australasia Property Group REIT	1,203,144	2,597,996
Vicinity Centres REIT	4,091,489	5,027,273
Waypoint REIT	795,659	1,637,110
		83,366,194
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	50,796	1,906,252
BELGIUM — 0.9%
Aedifica SA REIT	38,387	5,015,808
Cofinimmo SA REIT	30,738	4,911,212
Warehouses De Pauw CVA REIT	148,605	7,128,149
		17,055,169
BRAZIL — 0.2%
BR Malls Participacoes SA (a)	944,521	1,409,151
BR Properties SA	235,800	309,461
Iguatemi SA (a)	151,490	491,458
Multiplan Empreendimentos Imobiliarios SA	307,100	1,032,121
		3,242,191
CANADA — 1.4%
Allied Properties Real Estate Investment Trust	66,887	2,327,264
Artis Real Estate Investment Trust	62,938	594,925
Boardwalk Real Estate Investment Trust	25,347	1,100,246
Canadian Apartment Properties REIT	89,591	4,252,762
Cominar Real Estate Investment Trust (a)	98,774	914,118
Dream Industrial Real Estate Investment Trust	120,509	1,642,849
Dream Office Real Estate Investment Trust	26,786	522,297
First Capital Real Estate Investment Trust	119,036	1,777,318
Granite Real Estate Investment Trust	34,798	2,903,621
H&R Real Estate Investment Trust	148,521	1,910,673
InterRent Real Estate Investment Trust	74,136	1,015,948
Security Description	Shares	Value
RioCan Real Estate Investment Trust	168,523	$3,060,537
SmartCentres Real Estate Investment Trust	74,485	1,898,169
Summit Industrial Income REIT	90,202	1,678,143
		25,598,870
FINLAND — 0.2%
Kojamo Oyj	159,182	3,844,901
FRANCE — 1.4%
Covivio REIT	49,952	4,101,350
Gecina SA REIT	57,519	8,038,962
Klepierre SA REIT (a)	208,690	4,948,168
Unibail-Rodamco-Westfield REIT (a)(b)	123,250	8,636,651
		25,725,131
GERMANY — 1.5%
alstria office REIT-AG	188,101	4,177,631
Aroundtown SA	1,024,487	6,198,047
Deutsche EuroShop AG	55,684	927,061
Deutsche Wohnen SE	50,577	2,126,947
Grand City Properties SA	112,696	2,675,936
LEG Immobilien SE	77,154	10,765,638
		26,871,260
HONG KONG — 2.0%
Hang Lung Properties, Ltd.	1,942,018	3,995,481
Hysan Development Co., Ltd.	643,731	1,989,908
Link REIT	2,210,374	19,463,357
Swire Properties, Ltd.	1,106,800	2,773,992
Wharf Real Estate Investment Co., Ltd.	1,636,000	8,309,788
		36,532,526
ISRAEL — 0.2%
Azrieli Group, Ltd.	38,412	3,665,456
JAPAN — 9.2%
Activia Properties, Inc. REIT	789	2,850,280
Advance Residence Investment Corp. REIT	1,463	4,827,754
Aeon Mall Co., Ltd.	102,600	1,462,087
AEON REIT Investment Corp.	1,788	2,501,383
Comforia Residential REIT, Inc.	663	1,966,172
Daiwa House REIT Investment Corp.	2,232	6,754,826
Daiwa Office Investment Corp. REIT	309	1,878,338
Daiwa Securities Living Investments Corp. REIT	2,305	2,371,955
Frontier Real Estate Investment Corp. REIT	547	2,360,809
Fukuoka REIT Corp.	799	1,157,338
Global One Real Estate Investment Corp. REIT	1,020	1,066,458
GLP J-Reit	4,751	8,206,104
Hoshino Resorts REIT, Inc.	246	1,394,972
Hulic Co., Ltd.	625,700	5,933,432

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Hulic Reit, Inc.	1,313	$1,973,690
Ichigo Office REIT Investment Corp.	1,652	1,189,274
Industrial & Infrastructure Fund Investment Corp. REIT	2,185	4,214,220
Invincible Investment Corp. REIT	6,553	2,071,375
Japan Excellent, Inc. REIT	1,410	1,632,174
Japan Hotel REIT Investment Corp.	4,703	2,295,242
Japan Logistics Fund, Inc. REIT	985	3,049,390
Japan Metropolitan Fund Invest REIT	7,397	6,365,704
Japan Prime Realty Investment Corp. REIT	1,014	3,513,404
Japan Real Estate Investment Corp. REIT	1,465	8,307,455
Kenedix Office Investment Corp. REIT	454	2,803,126
Kenedix Residential Next Investment Corp. REIT	1,083	2,090,668
Kenedix Retail REIT Corp.	628	1,543,346
LaSalle Logiport REIT (a)	1,884	3,314,649
Leopalace21 Corp. (a)(c)	208,400	332,991
Mirai Corp. REIT	1,832	786,700
Mitsubishi Estate Logistics REIT Investment Corp. (a)	421	1,915,714
Mitsui Fudosan Co., Ltd.	1,023,500	20,251,355
Mitsui Fudosan Logistics Park, Inc. REIT	544	3,047,024
Mori Hills REIT Investment Corp.	1,753	2,376,304
Mori Trust Sogo Reit, Inc.	1,022	1,285,099
Nippon Accommodations Fund, Inc. REIT	531	3,057,210
Nippon Building Fund, Inc. REIT	1,752	10,193,565
Nippon Prologis REIT, Inc. (a)	2,733	9,659,424
NIPPON REIT Investment Corp.	483	1,719,682
Nomura Real Estate Master Fund, Inc. REIT (a)	4,992	7,014,073
NTT UD REIT Investment Corp.	1,448	1,951,540
Orix JREIT, Inc.	2,920	4,559,211
Sekisui House REIT, Inc.	4,721	3,513,436
Tokyu REIT, Inc.	1,007	1,731,458
United Urban Investment Corp. REIT	3,293	3,866,212
		166,356,623
MALTA — 0.0% (d)
BGP Holdings PLC (a)(e)	1,313,937	—
MEXICO — 0.2%
Fibra Uno Administracion SA de CV REIT	3,220,138	3,405,023
Security Description	Shares	Value
NETHERLANDS — 0.1%
Eurocommercial Properties NV	43,563	$945,517
Wereldhave NV REIT (c)	44,810	652,262
		1,597,779
NORWAY — 0.2%
Entra ASA (f)	192,435	4,327,349
ROMANIA — 0.2%
NEPI Rockcastle PLC	501,235	3,329,004
SAUDI ARABIA — 0.0% (d)
Arabian Centres Co., Ltd.	107,130	644,309
SINGAPORE — 2.7%
Ascendas Real Estate Investment Trust	3,552,391	7,773,284
CapitaLand China Trust REIT	1,138,800	1,005,209
CapitaLand Integrated Commercial Trust REIT	5,282,807	7,993,863
Capitaland Investment, Ltd. (a)	2,638,717	6,674,350
Frasers Centrepoint Trust REIT	1,146,493	1,964,469
Frasers Logistics & Commercial Trust REIT	3,073,900	3,465,733
Keppel DC REIT	1,349,800	2,473,023
Keppel REIT (c)	2,146,712	1,799,343
Mapletree Commercial Trust REIT (c)	2,314,831	3,434,085
Mapletree Industrial Trust REIT	2,051,605	4,124,059
Mapletree Logistics Trust REIT	3,157,263	4,449,653
Mapletree North Asia Commercial Trust REIT	2,311,800	1,903,422
Suntec Real Estate Investment Trust	2,341,995	2,623,159
		49,683,652
SOUTH AFRICA — 0.3%
Growthpoint Properties, Ltd. REIT	3,620,500	3,486,660
Hyprop Investments, Ltd. REIT	369,271	861,864
Redefine Properties, Ltd. REIT	6,061,943	1,671,212
		6,019,736
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	288,541	2,707,062
Merlin Properties Socimi SA REIT	352,268	3,833,733
		6,540,795
SWEDEN — 1.8%
Castellum AB (c)	302,805	8,153,877
Fabege AB	286,664	4,798,393
Hufvudstaden AB Class A	128,766	1,922,846
Sagax AB Class B	176,547	5,947,396
Samhallsbyggnadsbolaget i Norden AB	1,182,977	8,678,444
Wihlborgs Fastigheter AB	141,052	3,199,974
		32,700,930

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 0.8%
PSP Swiss Property AG	48,520	$6,054,683
Swiss Prime Site AG	80,418	7,912,499
		13,967,182
THAILAND — 0.1%
Central Pattana PCL NVDR	1,444,400	2,443,006
UNITED KINGDOM — 4.5%
Assura PLC REIT	3,105,358	2,935,825
British Land Co. PLC REIT	992,621	7,139,059
Capital & Counties Properties PLC REIT	922,260	2,103,577
Derwent London PLC REIT	118,651	5,488,139
Grainger PLC	800,448	3,415,126
Great Portland Estates PLC REIT	275,279	2,714,360
Hammerson PLC REIT (c)	4,418,898	1,963,138
Land Securities Group PLC REIT	795,381	8,364,187
LondonMetric Property PLC REIT	961,062	3,689,048
Primary Health Properties PLC REIT	1,450,380	2,974,204
Segro PLC REIT	1,274,825	24,803,857
Shaftesbury PLC REIT (c)	303,546	2,528,498
Tritax Big Box REIT PLC	1,976,176	6,664,813
UNITE Group PLC REIT	422,085	6,348,652
		81,132,483
UNITED STATES — 66.4%
Acadia Realty Trust REIT	95,910	2,093,715
Agree Realty Corp. REIT	73,825	5,268,152
Alexandria Real Estate Equities, Inc. REIT	149,493	33,330,959
American Assets Trust, Inc. REIT	56,365	2,115,378
American Campus Communities, Inc. REIT	147,311	8,439,447
American Finance Trust, Inc. REIT	125,352	1,144,464
American Homes 4 Rent Class A, REIT	300,672	13,112,306
Americold Realty Trust REIT	282,458	9,261,798
Apartment Income REIT Corp.	166,241	9,088,395
Apartment Investment & Management Co. Class A, REIT (a)	168,163	1,298,218
Apple Hospitality REIT, Inc.	224,221	3,621,169
Ashford Hospitality Trust, Inc. REIT (a)(c)	32,755	314,448
AvalonBay Communities, Inc. REIT	148,152	37,421,714
Boston Properties, Inc. REIT	150,688	17,356,244
Brandywine Realty Trust REIT	185,804	2,493,490
Brixmor Property Group, Inc. REIT	314,351	7,987,659
Broadstone Net Lease, Inc. REIT	172,364	4,278,075
Security Description	Shares	Value
Camden Property Trust REIT	108,376	$19,364,624
CareTrust REIT, Inc.	104,366	2,382,676
Centerspace REIT	15,346	1,701,871
Chatham Lodging Trust REIT (a)	52,323	717,872
City Office REIT, Inc.	46,178	910,630
Community Healthcare Trust, Inc. REIT	25,377	1,199,571
Corporate Office Properties Trust REIT	121,832	3,407,641
Cousins Properties, Inc. REIT	157,345	6,337,857
CubeSmart REIT	229,713	13,072,967
DiamondRock Hospitality Co. REIT (a)	229,024	2,200,921
Digital Realty Trust, Inc. REIT	300,982	53,234,686
Diversified Healthcare Trust REIT	264,771	818,142
Douglas Emmett, Inc. REIT	185,706	6,221,151
Duke Realty Corp. REIT	403,783	26,504,316
Easterly Government Properties, Inc. REIT	90,400	2,071,968
EastGroup Properties, Inc. REIT	43,065	9,812,360
Empire State Realty Trust, Inc. Class A, REIT	154,364	1,373,840
EPR Properties REIT	78,981	3,750,808
Equity Commonwealth REIT (a)	127,565	3,303,934
Equity LifeStyle Properties, Inc. REIT	181,209	15,884,781
Equity Residential REIT	361,903	32,752,222
Essential Properties Realty Trust, Inc. REIT	128,663	3,709,354
Essex Property Trust, Inc. REIT	69,015	24,309,153
Extra Space Storage, Inc. REIT	141,934	32,180,696
Federal Realty Investment Trust REIT	74,094	10,100,494
First Industrial Realty Trust, Inc. REIT	137,965	9,133,283
Four Corners Property Trust, Inc. REIT	83,768	2,463,617
Franklin Street Properties Corp. REIT	104,148	619,681
Getty Realty Corp. REIT	42,638	1,368,253
Global Medical REIT, Inc.	64,118	1,138,095
Global Net Lease, Inc. REIT	109,472	1,672,732
Healthcare Realty Trust, Inc. REIT	156,004	4,935,967
Healthcare Trust of America, Inc. Class A, REIT	233,758	7,805,180
Healthpeak Properties, Inc. REIT	571,405	20,622,006
Hersha Hospitality Trust REIT (a)	40,084	367,570
Highwoods Properties, Inc. REIT	110,363	4,921,086

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

Security Description	Shares	Value
Host Hotels & Resorts, Inc. REIT (a)	756,507	$13,155,657
Hudson Pacific Properties, Inc. REIT	161,031	3,979,076
Independence Realty Trust, Inc. REIT	110,263	2,848,093
Industrial Logistics Properties Trust REIT	72,559	1,817,603
Innovative Industrial Properties, Inc. REIT	25,302	6,652,149
Invitation Homes, Inc. REIT	632,456	28,675,555
JBG SMITH Properties REIT	120,543	3,460,790
Kilroy Realty Corp. REIT	110,964	7,374,667
Kimco Realty Corp. REIT	653,271	16,103,130
Kite Realty Group Trust REIT	231,547	5,043,094
Life Storage, Inc. REIT	86,939	13,317,316
LTC Properties, Inc. REIT	43,616	1,489,050
LXP Industrial Trust REIT	301,357	4,707,196
Macerich Co. REIT	224,972	3,887,516
Medical Properties Trust, Inc. REIT	631,824	14,930,001
Mid-America Apartment Communities, Inc. REIT	122,087	28,011,641
Monmouth Real Estate Investment Corp. REIT	103,507	2,174,682
National Health Investors, Inc. REIT	49,638	2,852,696
National Retail Properties, Inc. REIT	185,928	8,937,559
National Storage Affiliates Trust REIT	86,674	5,997,841
NETSTREIT Corp.	42,052	962,991
NexPoint Residential Trust, Inc. REIT	24,310	2,037,907
Office Properties Income Trust REIT	53,674	1,333,262
Omega Healthcare Investors, Inc. REIT	252,944	7,484,613
Orion Office REIT, Inc. (a)	60,449	1,128,583
Paramount Group, Inc. REIT	177,456	1,479,983
Park Hotels & Resorts, Inc. REIT (a)	249,881	4,717,753
Pebblebrook Hotel Trust REIT	142,683	3,191,819
Piedmont Office Realty Trust, Inc. Class A, REIT	134,338	2,469,132
Prologis, Inc. REIT	784,348	132,052,829
PS Business Parks, Inc. REIT	21,779	4,011,038
Public Storage REIT	161,812	60,608,303
Realty Income Corp. REIT	599,971	42,951,924
Regency Centers Corp. REIT	163,219	12,298,552
Retail Opportunity Investments Corp. REIT	127,870	2,506,252
Rexford Industrial Realty, Inc. REIT	160,484	13,016,857
RLJ Lodging Trust REIT	179,039	2,494,013
RPT Realty REIT	89,685	1,199,985
Ryman Hospitality Properties, Inc. REIT (a)	58,254	5,357,038
Security Description	Shares	Value
Seritage Growth Properties Class A, REIT (a)(c)	39,114	$519,043
Service Properties Trust REIT	176,834	1,554,371
Simon Property Group, Inc. REIT	348,526	55,683,999
SITE Centers Corp. REIT	189,287	2,996,413
SL Green Realty Corp. REIT	70,551	5,058,507
Spirit Realty Capital, Inc. REIT	130,981	6,311,974
STAG Industrial, Inc. REIT	185,351	8,889,434
STORE Capital Corp. REIT	259,902	8,940,629
Summit Hotel Properties, Inc. REIT (a)	117,569	1,147,473
Sun Communities, Inc. REIT	122,926	25,810,772
Sunstone Hotel Investors, Inc. REIT (a)	231,121	2,711,049
Tanger Factory Outlet Centers, Inc. REIT	113,343	2,185,253
Terreno Realty Corp. REIT	79,178	6,753,092
UDR, Inc. REIT	308,027	18,478,540
Universal Health Realty Income Trust REIT	14,039	834,899
Urban Edge Properties REIT	119,346	2,267,574
Ventas, Inc. REIT	423,142	21,631,019
Veris Residential, Inc. REIT (a)	85,399	1,569,634
Vornado Realty Trust REIT	168,294	7,044,787
Washington Real Estate Investment Trust	89,126	2,303,907
Welltower, Inc. REIT	461,647	39,595,463
WP Carey, Inc. REIT	197,391	16,195,932
Xenia Hotels & Resorts, Inc. REIT (a)	122,185	2,212,770
		1,208,412,316
TOTAL COMMON STOCKS (Cost $1,472,996,290)		1,808,368,137

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	4,426,726	4,427,168
State Street Navigator Securities Lending Portfolio II (i) (j)	1,071,663	1,071,663
TOTAL SHORT-TERM INVESTMENTS (Cost $5,498,831)		5,498,831
TOTAL INVESTMENTS — 99.7% (Cost $1,478,495,121)		1,813,866,968
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		6,066,529
NET ASSETS — 100.0%		$1,819,933,497
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2021.

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of December 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	250	03/18/2022	$10,843,143	$11,310,000	$466,857

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,808,368,137	$—	$0(a)	$1,808,368,137
Short-Term Investments	5,498,831	—	—	5,498,831
TOTAL INVESTMENTS	$1,813,866,968	$—	$0	$1,813,866,968
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	466,857	—	—	466,857
TOTAL OTHER FINANCIAL INSTRUMENTS:	$466,857	$—	$—	$466,857
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,814,333,825	$—	$—	$1,814,333,825
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,838,198	$1,838,566	$35,329,503	$32,740,537	$(364)	$—	4,426,726	$4,427,168	$—
State Street Navigator Securities Lending Portfolio II	1,555,303	1,555,303	30,555,650	31,039,290	—	—	1,071,663	1,071,663	816
Total		$3,393,869	$65,885,153	$63,779,827	$(364)	$—		$5,498,831	$816
See accompanying notes to schedule of investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2021 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2021 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2021 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.